 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 27, 1998
                                                      REGISTRATION NO. 33-26305

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                     PRE-EFFECTIVE AMENDMENT NO.                       [_]
                        POST-EFFECTIVE AMENDMENT NO. 33
                                                                       [X]

                                      AND

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                                                                       [X]

                               AMENDMENT NO. 35
                                                                       [X]

                               ----------------

                         COMPASS CAPITAL FUND/SM/

                        (FORMERLY, THE PNC(R) FUND)

              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

 BELLEVUE CORPORATE CENTER        BRIAN KINDELAN, ESQ.               copy to:
    400 Bellevue Parkway             PNC Bank Corp.           GARY S. SCHPERO, ESQ.
         Suite 100           1600 Market Street, 28th Floor Simpson Thacher & Bartlett
 Wilmington, Delaware 19809      Philadelphia, PA 19103        425 Lexington Avenue
   (Address of Principal          (Name and Address of       New York, New York 10017
     Executive Offices)            Agent for Service)
   Registrant's Telephone
   Number (302) 792-2555

                               ----------------

It is proposed that this filing will become effective (check appropriate box)
  [_]immediately upon filing pursuant to paragraph (b)
  [X]on January 28, 1998 pursuant to paragraph (b)
  [_]60 days after filing pursuant to paragraph (a)(i)
  [_]on (date) pursuant to paragraph (a)(i)
  [_]75 days after filing pursuant to paragraph (a)(ii)
  [_]on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
  [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Registrant has previously registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's 24f-2 Notice for the fiscal year ended September 30, 1997 for all investment portfolios was filed on December 9, 1997.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          COMPASS CAPITAL FUNDS/SM/
                    EQUITY, BOND AND MONEY MARKET PORTFOLIOS
                             CROSS REFERENCE SHEET

 ITEM NUMBER
  FORM N-1A,  PROSPECTUS                           STATEMENT OF ADDITIONAL
    PART A    CAPTION                              INFORMATION CAPTION
 ------------ ----------                           -----------------------
 1            Cover Page
 2            What Are The Expenses Of The         Expenses
              Portfolios?
 3(a)         What are the Portfolios' Financial   Performance Information
              Highlights?
 3(b)         Not Applicable
 3(c)         How Is Performance Calculated?
 4(a),(b)     Cover Page; What Are The             Investment Policies;
              Portfolios?; What Additional         Additional Information
              Investment Policies And Risks        Concerning Shares
              Apply?; What Are The Portfolios'
              Fundamental Investment
              Limitations?; How Is The Fund
              Organized?
 4(c)         What Are The Portfolios?; What       Investment Policies
              Additional Investment Policies And
              Risks Apply?
 5            Who Manages The Fund?                Trustees and Officers
 5A           Not Applicable
 6(a),(b),(c) What Are The Shareholder Features    Shareholder and Trustee
              Of The Fund?; How Frequently Are     Liability of the Fund;
              Dividends And Distributions Made     Additional Information
              To Investors?; How Is The Fund       Concerning Shares;
              Organized?                           Miscellaneous
 6(d)         Not Applicable
 6(e)         How Can I Get More Information?
 6(f)         How Frequently Are Dividends And
              Distributions Made To Investors?
 6(g)         How Are Fund Distributions Taxed?    Taxes
 6(h)         What Pricing Options Are Available
              To Investors?
 7(a)         How Are Shares Purchased? How are    Purchase And Redemption
              Shares Purchased And Redeemed?       Information
 7(b)         How Is Net Asset Value               Purchase And Redemption
              Calculated?; What Is The Schedule    Information
              Of Sales Charges And Exemptions?
 7(c)         What Is The Schedule Of Sales
              Charges And Exemptions?
 7(d)         How Are Shares Purchased?; How Are
              Shares Purchased And Redeemed?
 7(e)         Not Applicable
 7(f)         Who Manages The Fund?                Investment Advisory,
                                                   Administration, Distribution
                                                   And Servicing Arrangements

   ITEM NUMBER
    FORM N-1A,    PROSPECTUS                       STATEMENT OF ADDITIONAL
      PART A      CAPTION                          INFORMATION CAPTION
   -----------    ----------                       -----------------------
 7(g)             What Is The Schedule Of Sales
                  Charges And Exemptions?
 8(a),(b),(c),(d) How Are Shares Redeemed?; How    Purchase And Redemption
                  Are Shares Purchased And         Information
                  Redeemed?
 9                Not Applicable
 10                                                Cover Page
 11                                                Table of Contents
 12                                                Miscellaneous
 13(a),(b),(c)    What Additional Investment       Investment Policies
                  Policies And Risks Apply?
 13(d)                                             Portfolio Transactions
 14(a)                                             Trustees And Officers
 14(b)                                             Trustees And Officers
 14(c)                                             Trustees And Officers
 15(a)            How Is The Fund Organized?       Miscellaneous
 15(b)                                             Miscellaneous
 15(c)                                             Trustees And Officers
 16               Who Manages The Fund?            Investment Advisory,
                                                   Administration, Distribution
                                                   and Servicing Arrangements
 17(a)                                             Portfolio Transactions
 17(b)                                             Not Applicable
 17(c)                                             Portfolio Transactions
 17(d)                                             Not Applicable
 17(e)                                             Portfolio Transactions
 18(a)            What Are The Shareholder         Additional Information
                  Features Of The Fund?; How       Concerning Shares
                  Frequently Are Dividends And
                  Distributions Made To
                  Investors?; How Is The Fund
                  Organized?
 18(b)                                             Not Applicable
 19(a)            How Are Shares Purchased?; How   Purchase and Redemption
                  Are Shares Redeemed?; How Are    Information
                  Shares Purchased And
                  Redeemed?; What Are The
                  Shareholder Features Of The
                  Fund?
 19(b)            How Is Net Asset Value           Valuation Of Portfolio
                  Calculated                       Securities
 19(c)                                             Purchase And Redemption
                                                   Information

 ITEM NUMBER
 FORM N-1A,  PROSPECTUS                          STATEMENT OF ADDITIONAL
   PART A    CAPTION                             INFORMATION CAPTION
 ----------- ----------                          -----------------------
 20          How Are Fund Distributions Taxed?   Taxes
 21(a)       Who Manages The Fund?               Investment Advisory,
                                                 Administration, Distribution
                                                 And Servicing Arrangements
 21(b)                                           Not Applicable
 21(c)                                           Not Applicable
 22(a)                                           Performance Information
 22(b)       How Is Performance Calculated?      Performance Information
 23                                              Financial Statements

PART C

  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                          January 28, 1998
--------------------------------------------------------------------------------
THE EQUITY PORTFOLIOS INVESTOR SHARES
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   9
            What Are The Portfolios?.....................................  22
            What Are The Differences Among The Portfolios?...............  23
            What Additional Investment Policies And Risks Apply?.........  25
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  34
            Who Manages The Fund?........................................  35
            What Pricing Options Are Available To Investors?.............  41
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  43
            How Are Shares Purchased?....................................  44
            How Are Shares Redeemed?.....................................  45
            What Are The Shareholder Features Of The Fund?...............  47
            What Is The Schedule Of Sales Charges And Exemptions?........  49
            How Is Net Asset Value Calculated?...........................  54
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  54
            How Are Fund Distributions Taxed?............................  55
            How Is the Fund Organized?...................................  56
            How Is Performance Calculated?...............................  59
            Other Information On The Performance Of PNC Equity Advisors
             Company.....................................................  60
            How Can I Get More Information?..............................  62

ASKING THE KEY
QUESTIONS

              This Prospectus sets forth concisely information about the Black-Rock Funds SM (the "Fund") equity Portfolios that a prospective investor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated Janu-ary 28, 1998 has been filed with the Securities and Exchange Com-mission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Pro-spectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incor-porated by reference and other information regarding the Fund that has been filed with the SEC.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

              The Index Equity Portfolio seeks to achieve its investment objec-tive by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management investment company, rather than through a portfolio of various securities. The investment experience of the Index Equity Portfolio corresponds directly with the investment experience of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment ob-jective, policies and limitations as the Index Equity Portfolio and, except as specifically noted, is also referred to as a "Portfolio" in this Prospectus. For additional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------

THE EQUITY PORTFOLIOS OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital FundsSM to BlackRock FundsSM.

               The Equity Portfolios of BLACKROCK FUNDS consist of thirteen diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Nine of these Portfolios invest in U.S. stocks, three Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds. A detailed description of twelve* of these Portfolios (the "Port-folios") begins on page 22 and a summary of each Performance Benchmark is contained in the Appendix.

            BLACKROCK PORTFOLIO    PERFORMANCE BENCHMARK    LIPPER PEER GROUP
            LARGE CAP VALUE
             EQUITY                Russell 1000 Value Index Growth and Income
            LARGE CAP GROWTH       Russell 1000 Growth
             EQUITY                 Index                   Growth
            MID-CAP VALUE EQUITY   Russell Midcap Value     Midcap
                                    Index
            MID-CAP GROWTH EQUITY  Russell Midcap Growth   Midcap
                                    Index
            SMALL CAP VALUE        Russell 2000 Value Index-Small Company Growth
             EQUITY
            SMALL CAP GROWTH       Russell 2000 Growth      Small Company Growth
             EQUITY                 Index
            INTERNATIONAL EQUITY   EAFE Index               International
            INTERNATIONAL
             EMERGING              MSCI                     Emerging Markets
                                   Emerging Markets Free
             MARKETS                Index
            INTERNATIONAL SMALL    Salomon Brothers         International Small Cap
             CAP EQUITY             Extended Markets World
                                    Ex-U.S. Index
            SELECT EQUITY          S&P 500 Index            Growth and Income
            INDEX EQUITY           S&P 500 Index            S&P 500 Index
            BALANCED               S&P 500 Index and        Balanced
                                   Salomon Broad Investment
                                    Grade Index

               * A copy of the Micro-Cap Equity Prospectus can be obtained by calling 1-888-8BLACKROCK.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Portfolios. We
BLACKROCK      intend this document to be an effective tool as you explore
EQUITY         different directions in equity investing.
PORTFOLIOS

CONSIDERING
THE RISKS IN   There can be no assurance that any mutual fund will achieve its
EQUITY         investment objective. The Portfolios will hold equity securi-
INVESTING      ties, and some or all of the Portfolios may acquire warrants, foreign securities, securities of smaller capitalized foreign and domestic issuers and illiquid securities; enter into repur-chase and reverse repurchase agreements; lend portfolio securi-ties to third parties; and enter into futures contracts and op-tions and forward currency exchange contracts. These and the other investment practices set forth below, and their associ-ated risks, deserve careful consideration. Certain risks asso-ciated with international investments are heightened because of currency fluctuations and investments in emerging markets. See
               "What Additional Investment Policies And Risks Apply?"

               For information on how to purchase and redeem shares of the
INVESTING IN   Portfolios, see "How Are Shares Purchased" and "How Are Shares
THE            Redeemed?"
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses and shareholder transaction expenses incurred by Investor Shares of the Portfolios for the fiscal year ended September 30, 1997 as a percentage of average daily net assets. The fig-ures shown for the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios have been restated to reflect current expenses and fee waivers. The figures shown for the share classes of the Mid-Cap Value Equity, Mid-Cap Growth Equity and International Small Cap Equity Portfolios under "Other expenses" are esti-mates for the current fiscal year. An example based on the summary is also shown.

                                 LARGE CAP                        LARGE CAP                         MID-CAP
                                VALUE EQUITY                    GROWTH EQUITY                     VALUE EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .48%       .48%       .48%       .52%       .52%       .52%       .79%       .79%       .79%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee waivers)
 (/3/)                    .78        .78        .78        .74        .74        .74        .82        .82        .82
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee       .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee      .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses       .38        .38        .38        .34        .34        .34        .42        .42        .42
                     ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.26%      2.01%      2.01%      1.26%      2.01%      2.01%      1.61%      2.36%      2.36%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .54%, .55% and .80% for each class of the Large Cap Value Equity, Large Cap Growth Equity and Mid-Cap Value Equity Portfolios, respectively, and administration fees would be .21%, .22% and .23% for each class of the Large Cap Value Equity, Large Cap Growth Equity and Mid-Cap Value Equity Portfolios, respectively. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating ex-penses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be:
    (i) .79%, .79% and .84%, respectively, for Investor A Shares; and (ii) .79%, .79% and .84%, respectively, for Investor B Shares and Investor C Shares, and "Total Portfolio operating expenses" would be: (iii) 1.33%, 1.34% and 1.64%, respectively, for Investor A Shares; and (iv) 2.08%, 2.09% and 2.39%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with re-spect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.

(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                  MID-CAP                         SMALL CAP                        SMALL CAP
                                   GROWTH                           VALUE                            GROWTH
                                   EQUITY                           EQUITY                           EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .79%       .79%       .79%       .55        .55        .55        .54        .54        .54
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .82        .82        .82        .79        .79        .79        .80        .80        .80
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee       .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee      .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses       .42        .42        .42        .39        .39        .39        .40        .40        .40
                     ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.61%      2.36%      2.36%      1.34%      2.09%      2.09%      1.34%      2.09%      2.09%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .80% for each class of the Mid-Cap Growth Equity Portfolio and .55% for each class of each other Port-folio and administration fees would be .23% for each class of each Portfo-lio. BlackRock, Inc. and the Portfolios' administrators are under no obli-gation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' to-tal operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating ex-penses" would be: (i) .83%, .80% and .79%, respectively, for Investor A Shares; and (ii) .83%, .80% and .79%, respectively, for Investor B Shares and Investor C Shares, and "Total Portfolio operating expenses" would be:
    (iii) 1.63%, 1.35% and 1.34%, respectively, for Investor A Shares; and (iv) 2.38%, 2.10% and 2.09%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       5.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                 INTERNATIONAL
                               INTERNATIONAL                    INTERNATIONAL                       EMERGING
                                   EQUITY                      SMALL CAP EQUITY                     MARKETS
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          5.0%      None       None        5.0%      None       None        5.0%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .66%       .66%       .66%       .80%       .80%       .80%      1.16%      1.16%      1.16%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses (after fee
 waivers)(/3/)            .87        .87        .87       1.00       1.00       1.00       1.09       1.09       1.09
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee      .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee     .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses      .47        .47        .47        .60        .60        .60        .69        .69        .69
                     ---        ---        ---        ---        ---        ---        ---        ---        ---
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.53%      2.28%      2.28%      1.80%      2.55%      2.55%      2.25%      3.00%      3.00%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .75%, 1.00% and 1.25% for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios, respectively, and administration fees would be .28% for each class of the International Emerging Markets Portfolio and .23% for each class of each other Portfolio. BlackRock, Inc. and the Port-folios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .88%, .52% and 1.09%, respectively, for Investor A Shares; and (ii) .88%, .52% and 1.09%, respectively, for Investor B Shares and Investor C Shares and "Total Port-folio operating expenses" would be: (iii) 1.63%, 1.52% and 2.34%, respec-tively, for Investor A Shares; and (iv) 2.38%, 2.27% and 3.09%, respective-ly, for Investor B Shares and Investor C Shares. The Portfolios do not ex-pect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       6.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                               SELECT EQUITY                     INDEX EQUITY                       BALANCED
                                 PORTFOLIO                        PORTFOLIO+                       PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        3.0%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee
 waivers)(/3/)(/4/)       .52        .52        .52       .025%      .025%      .025%       .52        .52        .52
12b-1 fees(/3/)(/5/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .74        .74        .74       .625       .625       .625        .79        .79        .79
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee       .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee      .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses       .34        .34        .34       .225       .225       .225        .39        .39        .39
                     ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.26%      2.01%      2.01%       .65%      1.40%      1.40%      1.31%      2.06%      2.06%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55% for each class of each Portfolio and administration fees would be .23% for each class of each Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfo-lio's total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operat-ing expenses" would be: (i) .79%, .65% and .75%, respectively, for Investor A Shares; and (ii) .79%, .65% and .75%, respectively, for Investor B Shares and Investor C Shares, and "Total Portfolio operating expenses" would be:
    (iii) 1.34%, .85% and 1.30%, respectively, for Investor A Shares; and (iv) 2.09%, 1.60% and 2.05%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 121b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
(5) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selection A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

                                       7.

--------------------------------------------------------------------------------

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B shares only, no redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio
 A Shares*                           $57       $ 83        $111      $190
 B Shares (Redemption)**              65        100         131       214***
 B Shares (No Redemption)             20         63         108       214***
 C Shares                             20         63         108       234
Large Cap Growth Equity Portfolio
 A Shares*                            57         83         111       190
 B Shares (Redemption)**              65        100         131       214***
 B Shares (No Redemption)             20         63         108       214***
 C Shares                             20         63         108       234
Mid-Cap Value Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         74         N/A       N/A
 C Shares                             24         74         N/A       N/A
Mid-Cap Growth Equity Portfolio
 A Shares*                            60         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         74         N/A       N/A
 C Shares                             24         74         N/A       N/A
Small Cap Value Equity Portfolio
 A Shares*                            58         86         115       199
 B Shares (Redemption)**              66        103         135       223***
 B Shares (No Redemption)             21         65         112       223***
 C Shares                             21         65         112       242
Small Cap Growth Equity Portfolio
 A Shares*                            58         86         115       199
 B Shares (Redemption)**              66        103         135       223***
 B Shares (No Redemption)             21         65         112       223***
 C Shares                             21         65         112       242
International Equity Portfolio
 A Shares*                            65         96         129       223
 B Shares (Redemption)**              68        108         144       242***
 B Shares (No Redemption)             23         71         122       242***
 C Shares                             23         71         122       262
International Small Cap Equity
 Portfolio
 A Shares*                            62         99         N/A       N/A
 B Shares (Redemption)**              71        116         N/A       N/A
 B Shares (No Redemption)             26         79         N/A       N/A
 C Shares                             26         79         N/A       N/A
International Emerging Markets
 Portfolio
 A Shares*                            72        117         164       296
 B Shares (Redemption)**              75        129         179       314***
 B Shares (No Redemption)             30         93         158       314***
 C Shares                             30         93         158       332
Select Equity Portfolio
 A Shares*                            57         83         111       190
 B Shares (Redemption)**              65        100         131       214***
 B Shares (No Redemption)             20         63         108       214***
 C Shares                             20         63         108       234
Index Equity Portfolio
 A Shares*                            36         50          65       109
 B Shares (Redemption)**              59         82         100       147***
 B Shares (No Redemption)             14         44          77       147***
 C Shares                             14         44          77       168
Balanced Portfolio
 A Shares*                            58         85         114       196
 B Shares (Redemption)**              66        102         133       219***
 B Shares (No Redemption)             21         65         111       219***
 C Shares                             21         65         111       239

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.

 ** Reflects the deduction of the deferred sales charge.

*** Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "Who Manages The Fund?--Distribu-tion and Service Plan" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating ex-penses) an investor will bear either directly or indirectly. They do not re-flect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios. For a detailed description of the expenses, see "Who Manages The Fund?"

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested are approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of securities held by the Index Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       8.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountants. This financial information should be read together with those financial statements. Fur-ther information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling
               (800) 441-7762. Information concerning the historical invest-ment results of Investor A Shares of the Index Equity Portfolio reflects the financial experience of that Portfolio prior to its conversion on June 2, 1996 to a feeder portfolio of the In-dex Master Portfolio.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        LARGE CAP VALUE EQUITY PORTFOLIO
                     (FORMERLY THE VALUE EQUITY PORTFOLIO)

                                           INVESTOR A SHARES                                         INVESTOR B SHARES

                                                                                        FOR THE                   FOR THE
                                                                                         PERIOD                    PERIOD
                            YEAR        YEAR        YEAR        YEAR        YEAR       5/02/92/1/     YEAR       1/18/96/1/
                            ENDED       ENDED       ENDED       ENDED       ENDED       THROUGH       ENDED       THROUGH
                           9/30/97     9/30/96     9/30/95     9/30/94     9/30/93      9/30/92      9/30/97      9/30/96
NET ASSET VALUE
 AT BEGINNING
 OF PERIOD                 $ 15.35     $ 13.92     $ 11.62     $ 11.69     $ 9.78        $10.00      $ 15.32      $ 13.56
                           -------     -------     -------     -------     ------        ------      -------      -------
Income from
 investment
 operations
 Net investment
  income                      0.23        0.28        0.27        0.23       0.22          0.12         0.14         0.13
 Net gain (loss)
  on investments
  (both realized
  and unrealized)             4.69        2.41        2.56        0.15       1.91         (0.24)        4.64         1.80
                           -------     -------     -------     -------     ------        ------      -------      -------
  Total from
   investment
   operations                 4.92        2.69        2.83        0.38       2.13         (0.12)        4.78         1.93
                           -------     -------     -------     -------     ------        ------      -------      -------
LESS
 DISTRIBUTIONS
 Distributions
  from net
  investment
  income                     (0.23)      (0.29)      (0.28)      (0.23)     (0.22)        (0.10)       (0.14)       (0.17)
 Distributions
  from net
  realized
  capital gains              (2.52)      (0.97)      (0.25)      (0.22)       - -           - -        (2.52)         - -
                           -------     -------     -------     -------     ------        ------      -------      -------
  Total
   distributions             (2.75)      (1.26)      (0.53)      (0.45)     (0.22)        (0.10)       (2.66)       (0.17)
                           -------     -------     -------     -------     ------        ------      -------      -------
NET ASSET VALUE
 AT END OF PERIOD          $ 17.52     $ 15.35     $ 13.92     $ 11.62     $11.69        $ 9.78      $ 17.44      $ 15.32
                           =======     =======     =======     =======     ======        ======      =======      =======
Total return                 37.01%/3/   20.52%/3/   25.22%/3/    3.32%/3/  21.95%/3/     (1.19)%/3/   36.40%/3/    14.26%/3/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at
  end of period
  (in thousands)           $47,131     $26,190     $16,910     $10,412     $4,865        $   16      $19,773      $ 3,152
 Ratios of
  expenses to
  average
  net assets
 After
  advisory/administration
  fee waivers                 1.26%       1.22%       1.11%       1.05%      0.92%         0.85%/2/     2.00%        1.92%/2/
 Before
  advisory/administration
  fee waivers                 1.33%       1.31%       1.25%       1.21%      0.95%         0.85%/2/     2.07%        2.00%/2/
 Ratios of net
  investment
  income to
  average net
  assets
 After
  advisory/administration
  fee waivers                 1.44%       1.93%       2.24%       2.08%      1.96%         2.62%/2/     0.64%        1.34%/2/
 Before
  advisory/administration
  fee waivers                 1.37%       1.84%       2.10%       1.92%      1.93%         2.62%/2/     0.57%        1.25%/2/
PORTFOLIO
 TURNOVER RATE                  37%         60%         12%         11%        11%           13%          37%          60%
AVERAGE
 COMMISSION
 RATE/4/                   $0.0580     $0.0556         N/A         N/A        N/A           N/A      $0.0580      $0.0556

                           INVESTOR C SHARES
                                        FOR THE
                                         PERIOD
                            YEAR       8/16/96/1/
                            ENDED       THROUGH
                           9/30/97      9/30/96
NET ASSET VALUE
 AT BEGINNING
 OF PERIOD                 $ 15.32      $ 14.91
                           ----------- -------------
Income from
 investment
 operations
 Net investment
  income                      0.15         0.02
 Net gain (loss)
  on investments
  (both realized
  and unrealized)             4.63         0.45
                           ----------- -------------
  Total from
   investment
   operations                 4.78         0.47
                           ----------- -------------
LESS
 DISTRIBUTIONS
 Distributions
  from net
  investment
  income                     (0.14)       (0.06)
 Distributions
  from net
  realized
  capital gains              (2.52)         - -
                           ----------- -------------
  Total
   distributions             (2.66)       (0.06)
                           ----------- -------------
NET ASSET VALUE
 AT END OF PERIOD          $ 17.44      $ 15.32
                           =========== =============
Total return                 35.99%/3/     3.16%/3/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at
  end of period
  (in thousands)           $ 1,428      $   205
 Ratios of
  expenses to
  average
  net assets
 After
  advisory/administration
  fee waivers                 2.01%        1.80%/2/
 Before
  advisory/administration
  fee waivers                 2.08%        1.88%/2/
 Ratios of net
  investment
  income to
  average net
  assets
 After
  advisory/administration
  fee waivers                 0.61%        1.29%/2/
 Before
  advisory/administration
  fee waivers                 0.54%        1.20%/2/
PORTFOLIO
 TURNOVER RATE                  37%          60%
AVERAGE
 COMMISSION
 RATE/4/                   $0.0580      $0.0556

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LARGE CAP GROWTH EQUITY PORTFOLIO
                     (FORMERLY THE GROWTH EQUITY PORTFOLIO)

                                                                                                           INVESTOR
                                           INVESTOR A SHARES                                               B SHARES
                                                                                                                   FOR THE
                                                                                          PERIOD                    PERIOD
                            YEAR        YEAR        YEAR        YEAR         YEAR       5/02/92/1/     YEAR       1/24/96/1/
                            ENDED       ENDED       ENDED       ENDED        ENDED       THROUGH       ENDED       THROUGH
                           9/30/97     9/30/96     9/30/95     9/30/94      9/30/93      9/30/92      9/30/97      9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 14.94     $ 13.01     $ 10.16     $ 11.57      $ 9.92        $10.09      $ 14.86      $ 13.08
                           -------     -------     -------     -------      ------        ------      -------      -------
Income from investment
 operations
 Net investment income        0.01        0.02        0.08        0.02        0.02          0.08        (0.07)       (0.02)
 Net gain (loss) on
  investments
  (both realized
  and unrealized)             4.72        2.29        2.87       (1.33)       2.10         (0.10)        4.64         1.80
                           -------     -------     -------     -------      ------        ------      -------      -------
  Total from investment
   operations                 4.73        2.31        2.95       (1.31)       2.12         (0.02)        4.57         1.78
                           -------     -------     -------     -------      ------        ------      -------      -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.02)        - -       (0.10)        - -       (0.07)        (0.15)         - -          - -
 Distributions from
  capital                      - -                     - -         - -       (0.01)          - -          - -          - -
 Distributions from net
  realized capital gains     (0.74)       0.38         - -       (0.10)      (0.39)          - -        (0.74)         - -
                           -------     -------     -------     -------      ------        ------      -------      -------
  Total distributions        (0.76)       0.38       (0.10)      (0.10)      (0.47)        (0.15)       (0.74)         - -
                           -------     -------     -------     -------      ------        ------      -------      -------
NET ASSET VALUE AT END
 OF PERIOD                 $ 18.91     $ 14.94     $ 13.01     $ 10.16      $11.57        $ 9.92      $ 18.69      $ 14.86
                           =======     =======     =======     =======      ======        ======      =======      =======
Total return                 33.18%/3/   18.18%/3/   29.26%/3/  (11.38)%/3/  22.08%/3/     (0.17)%/3/   32.18%/3/    13.61%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $25,575     $16,579     $10,034     $ 5,049      $2,362        $  239      $ 7,919      $ 2,364
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.27%       1.22%       1.11%       1.05%       0.91%         0.85%/2/     2.01%        1.93%/2/
 Before
  advisory/administration
  fee waivers                 1.34%       1.34%       1.29%       1.29%       0.97%         0.86%/2/     2.08%        2.05%/2/
 Ratios of net
  investment income to
  average net assets
 After
  advisory/administration
  fee waivers                 0.07%       0.15%       0.76%       0.29%       0.18%         2.07%/2/    (0.66)%      (0.47)%/2/
 Before
  advisory/administration
  fee waivers                    0%       0.04%       0.58%       0.05%       0.12%         2.06%/2/    (0.73)%      (0.58)%/2/
PORTFOLIO TURNOVER RATE         81%         58%         55%        212%        175%          162%          81%          58%
AVERAGE COMMISSION
 RATE/4/                   $0.0594     $0.0598         N/A         N/A         N/A           N/A      $0.0594      $0.0598
                            INVESTOR
                            C SHARES
                            FOR THE
                             PERIOD
                           1/24/97/1/
                            THROUGH
                            9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD        $ 15.23
                           --------------
Income from investment
 operations
 Net investment income        (0.03)
 Net gain (loss) on
  investments
  (both realized
  and unrealized)              3.49
                           --------------
  Total from investment
   operations                  3.46
                           --------------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             - -
 Distributions from
  capital                       - -
 Distributions from net
  realized capital gains        - -
                           --------------
  Total distributions           - -
                           --------------
NET ASSET VALUE AT END
 OF PERIOD                  $ 18.69
                           ==============
Total return                  22.78%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)     $   207
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  2.02%/2/
 Before
  advisory/administration
  fee waivers                  2.09%/2/
 Ratios of net
  investment income to
  average net assets
 After
  advisory/administration
  fee waivers                 (0.66)%/2/
 Before
  advisory/administration
  fee waivers                 (0.73)%/2/
PORTFOLIO TURNOVER RATE          81%
AVERAGE COMMISSION
 RATE/4/                    $0.0594

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      11.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                      MID-CAP VALUE EQUITY PORTFOLIO [/R]

                                      INVESTOR      INVESTOR      INVESTOR
                                      A SHARES      B SHARES      C SHARES
                                       FOR THE       FOR THE       FOR THE
                                       PERIOD        PERIOD        PERIOD
                                     12/27/96/1/   12/27/96/1/   12/27/96/1/
                                       THROUGH       THROUGH       THROUGH
                                       9/30/97       9/30/97       9/30/97
NET ASSET VALUE AT BEGINNING OF
 PERIOD                                $ 10.00       $ 10.00       $ 10.00
                                       -------       -------       -------
Income from investment operations
 Net investment income                    0.07          0.03          0.02
 Net gain (loss) on investments
  (both realized and unrealized)          2.78          2.79          2.80
                                       -------       -------       -------
  Total from investment operations        2.85          2.82          2.82
                                       -------       -------       -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                 (0.08)        (0.04)        (0.04)
 Distributions from capital                - -           - -           - -
 Distributions from net realized
  capital gains                            - -           - -           - -
                                       -------       -------       -------
  Total distributions                    (0.08)        (0.04)        (0.04)
                                       -------       -------       -------
NET ASSET VALUE AT END OF PERIOD       $ 12.77       $ 12.78       $ 12.78
                                       =======       =======       =======
Total return                             28.51%/3/     28.23%/3/     28.23%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                           $ 2,315       $ 2,911       $    21
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                 1.61%/2/      2.32%/2/      2.33%/2/
 Before advisory/administration fee
  waivers                                 1.64%/2/      2.36%/2/      2.37%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                 0.77%/2/      0.04%/2/      0.13%/2/
 Before advisory/administration fee
  waivers                                 0.73%/2/      0.00%/2/      0.09%/2/
PORTFOLIO TURNOVER RATE                     36%           36%           36%
AVERAGE COMMISSION RATE/4/             $0.0528       $0.0528       $0.0528

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      MID-CAP GROWTH EQUITY PORTFOLIO

                                     INVESTOR       INVESTOR       INVESTOR
                                     A SHARES       B SHARES       C SHARES
                                      FOR THE        FOR THE        FOR THE
                                      PERIOD         PERIOD         PERIOD
                                    12/27/96/1/    12/27/96/1/    12/27/96/1/
                                      THROUGH        THROUGH        THROUGH
                                      9/30/97        9/30/97        9/30/97
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $ 10.00        $ 10.00        $ 10.00
                                      -------        -------        -------
Income from investment operations
 Net investment income                  (0.03)         (0.05)         (0.07)
 Net gain (loss) on investments
  (both realized and unrealized)         2.17           2.16           2.18
                                      -------        -------        -------
  Total from investment operations       2.14           2.11           2.11
                                      -------        -------        -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                  - -            - -            - -
 Distributions from capital               - -            - -            - -
 Distributions from net realized
  capital gains                           - -            - -            - -
                                      -------        -------        -------
  Total distributions                     - -            - -            - -
                                      -------        -------        -------
NET ASSET VALUE AT END OF PERIOD      $ 12.14        $ 12.11        $ 12.11
                                      =======        =======        =======
Total return                            21.40%/3/      21.10%/3/      21.10%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $ 2,650        $ 2,691        $    85
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                1.59%/2/       2.32%/2/       2.35%/2/
 Before advisory/administration
  fee waivers                            1.63%/2/       2.36%/2/       2.39%/2/
 Ratios of net investment income
  to average net assets
 After advisory/administration fee
  waivers                               (0.73)%/2/     (1.50)%/2/     (1.49)%/2/
 Before advisory/administration
  fee waivers                           (0.77)%/2/     (1.54)%/2/     (1.53)%/2/
PORTFOLIO TURNOVER RATE                    64%            64%            64%
AVERAGE COMMISSION RATE/4/            $0.0576        $0.0576        $0.0576

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      13.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                     INVESTOR A SHARES
                                                                                  FOR THE
                                                                                   PERIOD
                      YEAR        YEAR        YEAR        YEAR        YEAR       6/02/92/1/
                      ENDED       ENDED       ENDED       ENDED       ENDED       THROUGH
                     9/30/97     9/30/96     9/30/95     9/30/94     9/30/93      9/30/92
NET ASSET VALUE
 AT BEGINNING OF
 PERIOD              $ 15.97     $ 15.14     $ 13.58     $ 13.07     $10.14        $10.06
                     -------     -------     -------     -------     ------        ------
Income from
 investment
 operations
 Net investment
  income                0.10        0.03         - -       (0.01)      0.03          0.02
 Net gain (loss)
  on investments
  (both realized
  and unrealized)       6.40        1.69        2.17        0.77       3.02          0.07
                     -------     -------     -------     -------     ------        ------
  Total from
   investment
   operations           6.50        1.72        2.17        0.76       3.05          0.09
                     -------     -------     -------     -------     ------        ------
LESS
 DISTRIBUTIONS
 Distributions
  from net
  investment
  income               (0.10)      (0.02)        - -         - -      (0.04)        (0.01)
 Distributions
  from net
  realized
  capital gains        (2.17)      (0.87)      (0.61)      (0.25)     (0.08)          - -
                     -------     -------     -------     -------     ------        ------
  Total
   distributions       (2.27)      (0.89)      (0.61)      (0.25)     (0.12)        (0.01)
                     -------     -------     -------     -------     ------        ------
NET ASSET VALUE
 AT END OF PERIOD    $ 20.20     $ 15.97     $ 15.14     $ 13.58     $13.07        $10.14
                     =======     =======     =======     =======     ======        ======
Total return           46.85%/3/   12.06%/3/   16.96%/3/    5.93%/3/  30.36%/3/      0.89%/3/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at
  end of period
  (in thousands)     $34,031     $24,605     $21,563     $16,884     $9,084        $   62
 Ratios of
  expenses to
  average net
  assets
 After
  advisory/administration
 fee waivers            1.34%       1.32%       1.18%       1.13%      0.94%         0.85%/2/
 Before
  advisory/administration
 fee waivers            1.35%       1.33%       1.28%       1.25%      0.98%         0.89%/2/
 Ratios of net
  investment
  income to
  average net
  assets
 After
  advisory/administration
 fee waivers            0.63%       0.20%       0.00%      (0.11)%     0.19%         0.51%/2/
 Before
  advisory/administration
 fee waivers            0.62%       0.19%      (0.09)%     (0.23)%     0.15%         0.47%/2/
PORTFOLIO
 TURNOVER RATE            66%         50%         31%         18%        41%           17%
AVERAGE
 COMMISSION
 RATE/4/             $0.0504     $0.0580         N/A         N/A        N/A           N/A


                             INVESTOR B                     INVESTOR C
                               SHARES                         SHARES

                                               FOR THE        FOR THE
                                               PERIOD         PERIOD
                      YEAR        YEAR       10/03/94/1/    10/01/96/1/
                      ENDED       ENDED        THROUGH        THROUGH
                     9/30/97     9/30/96       9/30/95        9/30/97
NET ASSET VALUE
 AT BEGINNING OF
 PERIOD              $ 15.80     $ 15.06       $ 13.51        $ 15.76
                     ----------- ----------- -------------- --------------
Income from
 investment
 operations
 Net investment
  income                0.08       (0.04)        (0.05)          0.02
 Net gain (loss)
  on investments
  (both realized
  and unrealized)       6.19        1.65          2.21           6.29
                     ----------- ----------- -------------- --------------
  Total from
   investment
   operations           6.27        1.61          2.16           6.31
                     ----------- ----------- -------------- --------------
LESS
 DISTRIBUTIONS
 Distributions
  from net
  investment
  income               (0.04)        - -           - -          (0.04)
 Distributions
  from net
  realized
  capital gains        (2.17)      (0.87)        (0.61)         (2.17)
                     ----------- ----------- -------------- --------------
  Total
   distributions       (2.21)      (0.87)        (0.61)         (2.21)
                     ----------- ----------- -------------- --------------
NET ASSET VALUE
 AT END OF PERIOD    $ 19.86     $ 15.80       $ 15.06        $ 19.86
                     =========== =========== ============== ==============
Total return           45.67%/3/   11.34%/3/     16.95%/3/      46.04%/3/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at
  end of period
  (in thousands)     $11,001     $ 2,357       $ 1,477        $ 2,109
 Ratios of
  expenses to
  average net
  assets
 After
  advisory/administration
 fee waivers            2.07%       2.04%         1.80%/2/       2.04%/2/
 Before
  advisory/administration
 fee waivers            2.08%       2.05%         1.89%/2/       2.05%/2/
 Ratios of net
  investment
  income to
  average net
  assets
 After
  advisory/administration
 fee waivers           (0.15)%     (0.50)%       (0.61)%/2/     (0.18)%/2/
 Before
  advisory/administration
 fee waivers           (0.16)%     (0.51)%       (0.70)%/2/     (0.19)%/2/
PORTFOLIO
 TURNOVER RATE            66%         50%           31%            66%
AVERAGE
 COMMISSION
 RATE/4/             $0.0504     $0.0580           N/A        $0.0504

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      14.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                                              INVESTOR B
                                       INVESTOR A SHARES                                        SHARES

                                                                             FOR THE                   FOR THE
                                                                              PERIOD                    PERIOD
                            YEAR        YEAR        YEAR        YEAR        9/15/93/1/     YEAR       1/18/96/1/
                            ENDED       ENDED       ENDED       ENDED        THROUGH       ENDED       THROUGH
                           9/30/97     9/30/96     9/30/95     9/30/94       9/30/93      9/30/97      9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 21.69     $ 14.98     $10.12      $10.47         $ 9.96      $ 21.53      $ 14.87
                           -------     -------     ------      ------         ------      -------      -------
Income from investment
 operations
 Net investment income       (0.04)      (0.06)     (0.02)        - -            - -        (0.07)       (0.07)
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 3.09        6.77       4.88       (0.35)          0.51         2.92         6.73
                           -------     -------     ------      ------         ------      -------      -------
  Total from investment
   operations                 3.05        6.71       4.86       (0.35)          0.51         2.85         6.66
                           -------     -------     ------      ------         ------      -------      -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            - -         - -        - -         - -            - -          - -          - -
 Distributions from net
  realized capital gains     (1.49)        - -        - -         - -            - -        (1.49)         - -
                           -------     -------     ------      ------         ------      -------      -------
  Total distributions        (1.49)        - -        - -         - -            - -        (1.49)         - -
                           -------     -------     ------      ------         ------      -------      -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 23.25     $ 21.69     $14.98      $10.12         $10.47      $ 22.89      $ 21.53
                           =======     =======     ======      ======         ======      =======      =======
Total return                 15.28%/3/   44.79%/3/  48.02%/3/   (3.33)%/3/      5.12%/3/    14.47%/3/    38.27%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $57,323     $27,954     $7,348      $1,620         $   41      $40,270      $ 6,520
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.34%       1.33%      1.20%       0.86%          1.13%/2/     2.07%        2.06%/2/
 Before
  advisory/administration
  fee waivers                 1.34%       1.35%      1.33%       1.42%          1.82%/2/     2.07%        2.08%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                (0.46)%     (0.55)%    (0.24)%      0.07%         (0.48)%/2/   (1.23)%      (1.34)%/2/
 Before
  advisory/administration
  fee waivers                (0.46)%     (0.57)%    (0.36)%     (0.49)%        (1.17)%/2/   (1.23)%      (1.36)%/2/
PORTFOLIO TURNOVER RATE         82%         89%        74%         89%             9%          82%          89%
AVERAGE COMMISSION
 RATE/4/                   $0.0572     $0.0569        N/A         N/A            N/A      $0.0572      $0.0569
                              INVESTOR C
                                SHARES

                                        FOR THE
                                        PERIOD
                            YEAR       9/6/96/1/
                            ENDED       THROUGH
                           9/30/97      9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 21.53      $ 19.66
                           ----------- -------------
Income from investment
 operations
 Net investment income       (0.11)       (0.01)
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 2.96         1.88
                           ----------- -------------
  Total from investment
   operations                 2.85         1.87
                           ----------- -------------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            - -          - -
 Distributions from net
  realized capital gains     (1.49)         - -
                           ----------- -------------
  Total distributions        (1.49)         - -
                           ----------- -------------
NET ASSET VALUE AT END OF
 PERIOD                    $ 22.89      $ 21.53
                           =========== =============
Total return                 14.47%/3/     9.51%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $14,106      $   329
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 2.07%        1.74%/2/
 Before
  advisory/administration
  fee waivers                 2.07%        1.76%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                (1.25)%      (0.93)%/2/
 Before
  advisory/administration
  fee waivers                (1.25)%      (0.95)%/2/
PORTFOLIO TURNOVER RATE         82%          89%
AVERAGE COMMISSION
 RATE/4/                   $0.0572      $0.0569

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      15.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                           INVESTOR A SHARES

                                                                                        FOR THE
                                                                                         PERIOD
                            YEAR        YEAR        YEAR        YEAR        YEAR       6/02/92/1/
                            ENDED       ENDED       ENDED       ENDED       ENDED       THROUGH
                           9/30/97     9/30/96     9/30/95     9/30/94     9/30/93      9/30/92
NET ASSET VALUE
 AT BEGINNING OF
 PERIOD                    $ 13.36     $ 13.24     $ 13.40     $ 12.47     $ 9.87        $10.68
                           -------     -------     -------     -------     ------        ------
Income from
 investment
 operations
 Net investment
  income                      0.07        0.14        0.11        0.12       0.12          0.09
 Net gain (loss)
  on investments
  (both realized
  and unrealized)             1.77        0.81        0.13        1.15       2.59         (0.83)
                           -------     -------     -------     -------     ------        ------
  Total from
   investment
   operations                 1.84        0.95        0.24        1.27       2.71         (0.74)
                           -------     -------     -------     -------     ------        ------
LESS
 DISTRIBUTIONS
 Distributions
  from net
  investment
  income                     (0.22)      (0.16)      (0.04)      (0.09)     (0.11)        (0.07)
 Distributions
  from net
  realized
  capital gains              (0.41)      (0.67)      (0.36)      (0.25)       - -           - -
                           -------     -------     -------     -------     ------        ------
  Total
   distributions             (0.63)      (0.83)      (0.40)      (0.34)     (0.11)        (0.07)
                           -------     -------     -------     -------     ------        ------
NET ASSET VALUE
 AT END OF PERIOD          $ 14.57     $ 13.36     $ 13.24     $ 13.40     $12.47        $ 9.87
                           =======     =======     =======     =======     ======        ======
Total return                 14.36%/3/    7.58%/3/    2.00%/3/   10.24%/3/  27.72%/3/     (6.94)%/3/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at
  end of period
  (in thousands)           $22,335     $19,842     $17,721     $14,433     $3,669        $   58
 Ratios of
  expenses to
  average net
  assets
 After
  advisory/administration
  fee waivers                 1.53%       1.53%       1.40%       1.35%      1.25%         1.20%/2/
 Before
  advisory/administration
  fee waivers                 1.63%       1.64%       1.58%       1.54%      1.31%         1.21%/2/
 Ratios of net
  investment
  income to
  average net
  assets
 After
  advisory/administration
  fee waivers                 0.50%       0.45%       0.97%       0.96%      1.27%         2.59%/2/
 Before
  advisory/administration
  fee waivers                 0.40%       0.34%       0.80%       0.77%      1.21%         2.58%/2/
PORTFOLIO
 TURNOVER RATE                  62%         70%        105%         37%        31%           16%
AVERAGE
 COMMISSION
 RATE/4/                   $0.0166     $0.0158         N/A         N/A        N/A           N/A

                                   INVESTOR B                    INVESTOR C
                                     SHARES                        SHARES

                                                     FOR THE       FOR THE
                                                     PERIOD        PERIOD
                            YEAR        YEAR       10/03/94/1/   12/05/96/1/
                            ENDED       ENDED        THROUGH       THROUGH
                           9/30/97     9/30/96       9/30/95       9/30/97
NET ASSET VALUE
 AT BEGINNING OF
 PERIOD                    $ 13.23     $ 13.20       $ 13.35       $ 13.21
                           ----------- ----------- ------------- --------------
Income from
 investment
 operations
 Net investment
  income                      0.07        0.08          0.05          0.15
 Net gain (loss)
  on investments
  (both realized
  and unrealized)             1.66        0.77          0.16          1.19
                           ----------- ----------- ------------- --------------
  Total from
   investment
   operations                 1.73        0.85          0.21          1.34
                           ----------- ----------- ------------- --------------
LESS
 DISTRIBUTIONS
 Distributions
  from net
  investment
  income                     (0.17)      (0.15)          - -         (0.17)
 Distributions
  from net
  realized
  capital gains              (0.41)      (0.67)        (0.36)          - -
                           ----------- ----------- ------------- --------------
  Total
   distributions             (0.58)      (0.82)        (0.36)        (0.17)
                           ----------- ----------- ------------- --------------
NET ASSET VALUE
 AT END OF PERIOD          $ 14.38     $ 13.23       $ 13.20       $ 14.38
                           =========== =========== ============= ==============
Total return                 13.63%/3/    6.81%/3/      1.77%/3/     10.33%/3/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at
  end of period
  (in thousands)           $ 5,850     $ 2,692       $ 1,071       $   155
 Ratios of
  expenses to
  average net
  assets
 After
  advisory/administration
  fee waivers                 2.27%       2.23%         2.06%/2/      2.28%/2/
 Before
  advisory/administration
  fee waivers                 2.37%       2.34%         2.23%/2/      2.38%/2/
 Ratios of net
  investment
  income to
  average net
  assets
 After
  advisory/administration
  fee waivers                (0.22)%     (0.18)%        0.59%/2/     (0.48)%/2/
 Before
  advisory/administration
  fee waivers                (0.32)%     (0.29)%        0.41%/2/     (0.58)%/2/
PORTFOLIO
 TURNOVER RATE                  62%         70%          105%           62%
AVERAGE
 COMMISSION
 RATE/4/                   $0.0166     $0.0158           N/A       $0.0166

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      16.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                    INVESTOR A     INVESTOR B     INVESTOR C
                                      SHARES         SHARES         SHARES
                                     FOR THE        FOR THE        FOR THE
                                      PERIOD         PERIOD         PERIOD
                                    9/26/97/1/     9/26/97/1/     9/26/97/1/
                                     THROUGH        THROUGH        THROUGH
                                     9/30/97        9/30/97        9/30/97
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $ 10.00        $ 10.00        $ 10.00
                                     -------        -------        -------
Income from investment operations
 Net investment income                   - -            - -            - -
 Net gain (loss) on investments
  (both realized and unrealized)       (0.06)         (0.06)         (0.06)
                                     -------        -------        -------
  Total from investment operations     (0.06)         (0.06)         (0.06)
                                     -------        -------        -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                 - -            - -            - -
 Distributions from net realized
  capital gains                          - -            - -            - -
                                     -------        -------        -------
  Total distributions                    - -            - -            - -
                                     -------        -------        -------
NET ASSET VALUE AT END OF PERIOD     $  9.94        $  9.94        $  9.94
                                     =======        =======        =======
Total return                           (0.30)%/3/     (0.30)%/3/     (0.30)%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $   326        $   711        $   182
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               1.30%/2/       1.30%/2/       1.30%/2/
 Before advisory/administration
  fee waivers                           1.52%/2/       1.52%/2/       1.52%/2/
 Ratios of net investment income
  to average net assets
 After advisory/administration fee
  waivers                               1.44%/2/       1.58%/2/       1.44%/2/
 Before advisory/administration
  fee waivers                           1.22%/2/       1.35%/2/       1.22%/2/
PORTFOLIO TURNOVER RATE                    0%             0%             0%
AVERAGE COMMISSION RATE/4/           $0.0268        $0.0268        $0.0268

/1/Commencement of operations of share class.

/2/Annualized.

/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      17.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                                                         INVESTOR
                                   INVESTOR A SHARES                          INVESTOR B SHARES          C SHARES
                                                                 FOR THE                   FOR THE       FOR THE
                                                                  PERIOD                   PERIOD         PERIOD
                            YEAR        YEAR        YEAR        6/17/94/1/     YEAR       7/2/96/1/     3/21/97/1/
                            ENDED       ENDED       ENDED         ENDED        ENDED       THROUGH       THROUGH
                           9/30/97     9/30/96     9/30/95       9/30/94      9/30/97      9/30/96       9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  8.71     $  8.18     $10.54         $10.00      $  8.69      $  8.85       $  9.70
                           -------     -------     ------         ------      -------      -------       -------
Income from investment
 operations
 Net investment income       (0.06)       0.02       0.03           0.02        (0.04)         - -         (0.01)
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  .98        0.52      (2.14)          0.52          .89        (0.16)        (0.15)
                           -------     -------     ------         ------      -------      -------       -------
  Total from investment
   operations                  .92        0.54      (2.11)          0.54          .85        (0.16)        (0.16)
                           -------     -------     ------         ------      -------      -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.03)        - -      (0.05)           - -          - -          - -           - -
 Distribution from
  capital                      - -         - -      (0.01)           - -          - -          - -           - -
 Distributions from net
  realized capital gains       - -       (0.01)     (0.19)           - -          - -          - -           - -
                           -------     -------     ------         ------      -------      -------       -------
  Total distributions        (0.03)      (0.01)     (0.25)           - -          - -          - -           - -
                           -------     -------     ------         ------      -------      -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $  9.60     $  8.71     $ 8.18         $10.54      $  9.54      $  8.69       $  9.54
                           =======     =======     ======         ======      =======      =======       =======
Total return                 10.51%/3/    6.49%/3/ (20.12)%/3/      5.40%/3/     9.78%/3/    (1.81)%/3/    (3.08)%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $ 4,454     $ 2,996     $2,563         $2,857      $ 1,836      $   216       $    88
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 2.25%       2.26%      2.20%          2.15%/2/     2.98%        2.90%/2/      2.58%/2/
 Before
  advisory/administration
  fee waivers                 2.34%       2.35%      2.44%          3.13%/2/     3.07%        3.00%/2/      2.67%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                (0.08)%      0.45%      1.54%          0.74%/2/    (0.80)%       0.17%/2/     (0.27)%/2/
 Before
  advisory/administration
  fee waivers                (0.18)%      0.35%      1.30%         (0.24)%/2/   (0.90)%       0.07%/2/     (0.37)%/2/
PORTFOLIO TURNOVER RATE         33%         44%        75%             4%          33%          44%           33%
AVERAGE COMMISSION
 RATE/4/                   $0.0016     $0.0018        N/A            N/A      $0.0016      $0.0018       $0.0016

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      18.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO

                                                                                 INVESTOR B                INVESTOR C
                                    INVESTOR A SHARES                              SHARES                    SHARES
                                                                 FOR THE                  FOR THE                   FOR THE
                                                                 PERIOD                    PERIOD                    PERIOD
                            YEAR        YEAR        YEAR       10/13/93/1/    YEAR       3/27/96/1/     YEAR       9/27/96/1/
                            ENDED       ENDED       ENDED        THROUGH      ENDED       THROUGH       ENDED       THROUGH
                           9/30/97     9/30/96     9/30/95       9/30/94     9/30/97      9/30/96      9/30/97      9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.56     $ 11.88     $ 9.92        $ 9.96      $ 13.54      $ 12.83      $ 13.54      $ 13.52
                           -------     -------     ------        ------      -------      -------      -------      -------
Income from investment
 operations
 Net investment income        0.11        0.15       0.20          0.18         0.05         0.04         0.04          - -
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 5.16        2.07       2.06         (0.03)        5.07         0.73         5.08         0.02
                           -------     -------     ------        ------      -------      -------      -------      -------
  Total from investment
   operations                 5.27        2.22       2.26          0.15         5.12         0.77         5.12         0.02
                           -------     -------     ------        ------      -------      -------      -------      -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.12)      (0.15)     (0.18)        (0.19)       (0.05)       (0.06)       (0.05)         - -
 Distributions from net
  realized capital gains     (1.21)      (0.39)     (0.12)          - -        (1.21)         - -        (1.21)         - -
                           -------     -------     ------        ------      -------      -------      -------      -------
  Total distributions        (1.33)      (0.54)     (0.30)        (0.19)       (1.26)       (0.06)       (1.26)         - -
                           -------     -------     ------        ------      -------      -------      -------      -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 17.50     $ 13.56     $11.88        $ 9.92      $ 17.40      $ 13.54      $ 17.40      $ 13.54
                           =======     =======     ======        ======      =======      =======      =======      =======
Total return                 41.95%/3/   19.23%/3/  23.29%/3/      1.54%/3/    40.70%/3/     6.58%/3/    40.70%/3/     0.15%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $18,949     $ 6,228     $3,808        $  601      $18,345      $ 1,196      $   377      $    50
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.27%       1.21%      1.12%         1.05%/2/     2.01%        1.92%/2/     2.01%        0.00%/2/
 Before
  advisory/administration
  fee waivers                 1.34%       1.34%      1.30%         1.34%/2/     2.08%        2.04%/2/     2.08%        0.00%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 0.75%       1.24%      1.91%         1.89%/2/    (0.02)%       0.59%/2/    (0.12)%       0.00%/2/
 Before
  advisory/administration
  fee waivers                 0.68%       1.11%      1.73%         1.60%/2/    (0.09)%       0.46%/2/    (0.19)%       0.00%/2/
PORTFOLIO TURNOVER RATE         29%         55%        51%           88%          29%          55%          29%          55%
AVERAGE COMMISSION
 RATE/4/                   $0.0547     $0.0487        N/A           N/A      $0.0547      $0.0487      $0.0547      $0.0487

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      19.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                           INVESTOR A SHARES

                                                                                            FOR THE
                                                                                             PERIOD
                            YEAR        YEAR            YEAR        YEAR        YEAR       7/29/92/1/
                            ENDED       ENDED           ENDED       ENDED       ENDED       THROUGH
                           9/30/97     9/30/96         9/30/95     9/30/94     9/30/93      9/30/92
NET ASSET VALUE
 AT BEGINNING OF
 PERIOD                    $ 13.96     $ 13.58         $10.93      $11.02      $10.06        $10.07
                           -------     -------         ------      ------      ------        ------
Income from
 investment
 operations
 Net investment
  income                      0.21        0.27           0.34        0.25        0.27          0.10
 Net gain (loss)
  on investments
  (both realized
  and unrealized)             5.02        2.09           2.73        0.04        0.96         (0.01)
                           -------     -------         ------      ------      ------        ------
  Total from
   investment
   operations                 5.23        2.36           3.07        0.29        1.23          0.09
                           -------     -------         ------      ------      ------        ------
LESS
 DISTRIBUTIONS
 Distributions
  from net
  investment
  income                     (0.19)      (0.28)         (0.30)      (0.27)      (0.27)        (0.10)
 Distributions
  from net
  realized
  capital gains              (0.68)      (1.70)         (0.12)      (0.11)        - -           - -
                           -------     -------         ------      ------      ------        ------
  Total
   distributions             (0.87)      (1.98)         (0.42)      (0.38)      (0.27)        (0.10)
                           -------     -------         ------      ------      ------        ------
NET ASSET VALUE
 AT END OF PERIOD          $ 18.32     $ 13.96         $13.58      $10.93      $11.02        $10.06
                           =======     =======         ======      ======      ======        ======
Total return                 39.49%/3/   19.31%/3/      28.77%/3/    2.66%/3/   12.33%/3/      0.91%/3/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at
  end of period
  (in thousands)           $33,934     $12,752         $6,501      $2,632      $1,263        $   56
 Ratios of
  expenses to
  average net
  assets
 After
  advisory/administration
  fee waivers                 0.65%       0.65%/4/       0.61%       0.55%       0.49%         0.45%/2/
 Before
  advisory/administration
  fee waivers                 0.85%/4/    0.97%          0.95%       0.92%       0.61%         0.64%/2/
 Ratios of net
  investment
  income to
  average net
  assets
 After
  advisory/administration
  fee waivers                 1.23%       1.81%          2.44%       2.35%       2.48%         2.85%/2/
 Before
  advisory/administration
  fee waivers                 1.03%       1.49%          2.10%       1.98%       2.36%         2.66%/2/
PORTFOLIO
 TURNOVER RATE                 - -/6/       18%/5/,/6/     18%         17%          8%           23%
AVERAGE
 COMMISSION RATE               - -/6/  $0.0319/5/,/6/     N/A         N/A         N/A           N/A

                           INVESTOR B SHARES            INVESTOR C SHARES

                                        FOR THE                      FOR THE
                                        PERIOD                        PERIOD
                            YEAR       2/7/96/1/         YEAR       8/14/96/1/
                            ENDED       THROUGH          ENDED       THROUGH
                           9/30/97      9/30/96         9/30/97      9/30/96
NET ASSET VALUE
 AT BEGINNING OF
 PERIOD                    $ 13.93      $ 13.20         $ 13.93      $ 13.47
                           ----------- ---------------- ----------- -----------------
Income from
 investment
 operations
 Net investment
  income                      0.13         0.08            0.13         0.02
 Net gain (loss)
  on investments
  (both realized
  and unrealized)             4.94         0.77            4.94         0.50
                           ----------- ---------------- ----------- -----------------
  Total from
   investment
   operations                 5.07         0.85            5.07         0.52
                           ----------- ---------------- ----------- -----------------
LESS
 DISTRIBUTIONS
 Distributions
  from net
  investment
  income                     (0.10)       (0.12)          (0.10)       (0.06)
 Distributions
  from net
  realized
  capital gains              (0.68)         - -           (0.68)         - -
                           ----------- ---------------- ----------- -----------------
  Total
   distributions             (0.78)       (0.12)          (0.78)       (0.06)
                           ----------- ---------------- ----------- -----------------
NET ASSET VALUE
 AT END OF PERIOD          $ 18.22      $ 13.93         $ 18.22      $ 13.93
                           =========== ================ =========== =================
Total return                 38.31%/3/     6.50%/3/       38.31%/3/     3.90%/3/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at
  end of period
  (in thousands)           $38,271      $ 2,904         $19,668      $   432
 Ratios of
  expenses to
  average net
  assets
 After
  advisory/administration
  fee waivers                 1.38%        1.38%/2/        1.38%        1.25%/2/
 Before
  advisory/administration
  fee waivers                 1.58%/4/     1.60%/2/,/4/    1.58%/4/     1.43%/2/,/4/
 Ratios of net
  investment
  income to
  average net
  assets
 After
  advisory/administration
  fee waivers                 0.45%        0.93%/2/        0.45%        0.71%/2/
 Before
  advisory/administration
  fee waivers                 0.25%        0.71%/2/        0.25%        0.53%/2/
PORTFOLIO
 TURNOVER RATE                 - -/6/        18%/5/,/6/     - -/6/        18%/5/,/6/
AVERAGE
 COMMISSION RATE               - -/6/   $0.0319/5/,/6/      - -/6/   $0.0319/5/,/6/

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.13%.
/5/For the period from October 1, 1995 through May 31, 1996.

/6See/footnotes to the financial statements of The DFA Investment Trust Company for the year ended November 30, 1996 and the period ended September 30, 1997.

                                      20.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                          INVESTOR A SHARES

                                                                                                                 FOR THE
                                                                                                                  PERIOD
                            YEAR        YEAR        YEAR        YEAR         YEAR        YEAR        YEAR       5/14/90/1/
                            ENDED       ENDED       ENDED       ENDED        ENDED       ENDED       ENDED       THROUGH
                           9/30/97     9/30/96     9/30/95     9/30/94      9/30/93     9/30/92     9/30/91      9/30/90
NET ASSET VALUE
 AT BEGINNING
 OF PERIOD                 $ 15.10     $ 13.73     $ 11.98     $ 12.42      $ 11.53     $10.82      $ 9.13        $10.00
                           -------     -------     -------     -------      -------     ------      ------        ------
Income from
 investment
 operations
 Net investment
  income                      0.39        0.40        0.43        0.32         0.30       0.34        0.38          0.12
 Net realized
  gain (loss) on
  investments                 3.68        1.49        1.88       (0.38)        1.14       1.22        1.77         (0.88)
                           -------     -------     -------     -------      -------     ------      ------        ------
  Total from
   investment
   operations                 4.07        1.89        2.31       (0.06)        1.44       1.56        2.15         (0.76)
                           -------     -------     -------     -------      -------     ------      ------        ------
LESS
 DISTRIBUTIONS
 Distributions
  from net
  investment
  income                     (0.43)      (0.39)      (0.42)      (0.32)       (0.29)     (0.39)      (0.34)        (0.11)
 Distributions
  from net
  realized
  capital gains              (0.52)      (0.13)      (0.14)      (0.06)       (0.26)     (0.46)      (0.12)          - -
                           -------     -------     -------     -------      -------     ------      ------        ------
  Total
   distributions             (0.95)      (0.52)      (0.56)      (0.38)       (0.55)     (0.85)      (0.46)        (0.11)
                           -------     -------     -------     -------      -------     ------      ------        ------
NET ASSET VALUE
 AT END OF PERIOD          $ 18.22     $ 15.10     $ 13.73     $ 11.98      $ 12.42     $11.53      $10.82        $ 9.13
                           =======     =======     =======     =======      =======     ======      ======        ======
Total return                 27.93%/3/   13.98%/3/   19.86%/3/   (0.50)%/3/   12.80%/3/  15.17%/3/   24.04%/3/     (7.64)%/3/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at
  end of period
  (in thousands)           $87,202     $71,899     $67,892     $62,307      $39,529     $8,481      $4,265        $3,960
 Ratios of
  expenses to
  average
  net assets
 After
  advisory/administration
  fee waivers                 1.24%       1.19%       1.07%       1.05%        0.91%      0.95%       1.15%         1.15%/2/
 Before
  advisory/administration
  fee waivers                 1.30%       1.30%       1.28%       1.31%        1.09%      1.51%       1.86%         1.90%/2/
 Ratios of net
  investment
  income
  to average net
  assets
 After
  advisory/administration
  fee waivers                 2.58%       2.75%       3.38%       2.77%        2.79%      3.28%       3.70%         3.07%/2/
 Before
  advisory/administration
  fee waivers                 2.52%       2.65%       3.16%       2.51%        2.61%      2.72%       2.99%         2.32%/2/
PORTFOLIO
 TURNOVER RATE                 173%        275%        154%         54%          32%        36%         45%           37%
AVERAGE
 COMMISSION
 RATE/4/                   $0.0364     $0.0599         N/A         N/A          N/A        N/A         N/A           N/A

                                   INVESTOR B                    INVESTOR C
                                     SHARES                        SHARES

                                                     FOR THE       FOR THE
                                                     PERIOD        PERIOD
                            YEAR        YEAR       10/03/94/1/   12/20/96/1/
                            ENDED       ENDED        THROUGH       THROUGH
                           9/30/97     9/30/96       9/30/95       9/30/97
NET ASSET VALUE
 AT BEGINNING
 OF PERIOD                 $ 15.04     $ 13.69       $11.95        $ 15.62
                           ----------- ----------- ------------- -------------
Income from
 investment
 operations
 Net investment
  income                      0.31        0.31         0.33           0.28
 Net realized
  gain (loss) on
  investments                 3.61        1.47         1.93           2.54
                           ----------- ----------- ------------- -------------
  Total from
   investment
   operations                 3.92        1.78         2.26           2.82
                           ----------- ----------- ------------- -------------
LESS
 DISTRIBUTIONS
 Distributions
  from net
  investment
  income                     (0.31)      (0.30)       (0.38)         (0.31)
 Distributions
  from net
  realized
  capital gains              (0.52)      (0.13)       (0.14)           - -
                           ----------- ----------- ------------- -------------
  Total
   distributions             (0.83)      (0.43)       (0.52)         (0.31)
                           ----------- ----------- ------------- -------------
NET ASSET VALUE
 AT END OF PERIOD          $ 18.13     $ 15.04       $13.69        $ 18.13
                           =========== =========== ============= =============
Total return                 26.95%/3/   13.14%/3/    19.38%/3/      23.95%/3/
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at
  end of period
  (in thousands)           $23,455     $ 7,333       $3,124        $    87
 Ratios of
  expenses to
  average
  net assets
 After
  advisory/administration
  fee waivers                 2.05%       1.98%        1.72%/2/       2.03%/2/
 Before
  advisory/administration
  fee waivers                 2.11%       2.09%        1.94%/2/       2.09%/2/
 Ratios of net
  investment
  income
  to average net
  assets
 After
  advisory/administration
  fee waivers                 1.78%       1.99%        2.71%/2/       1.90%/2/
 Before
  advisory/administration
  fee waivers                 1.72%       1.88%        2.49%/2/       1.84%/2/
PORTFOLIO
 TURNOVER RATE                 173%        275%         154%           173%
AVERAGE
 COMMISSION
 RATE/4/                   $0.0364     $0.0599          N/A        $0.0364

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      21.

-------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
-------------------------------------------------------------------------------

                 The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disci-plines in order to seek their long-term financial goals.

                 The Equity Portfolios of BLACKROCK FUNDS consist of thirteen investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sec-tor. Nine of these Portfolios invest primarily in U.S. stocks, three Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

                 In certain investment cycles and over certain holding peri-ods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these var-ious product options in the way that most closely fits the investor's investment goals and sentiments.

INVESTMENT
OBJECTIVES       Each of the twelve BlackRock Equity Portfolios described
                 herein seeks to provide long-term Capital Appreciation.

                 The Select Equity, Large Cap Value Equity and Mid-Cap Value Equity Portfolios pursue a secondary objective of Current Income from dividends.

                 The Balanced Portfolio pursues a secondary objective of Cur-rent Income from an allocation to fixed income securities.

                 To meet its investment objective, each Portfolio employs a specific investment style, as described on the following two pages. No assurance can be given that a Portfolio will achieve its investment objective.

                                      22.

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WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

                                                                          PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS       BENCHMARK*
 Large Cap Value    Pursues equity             Stocks with               Russell 1000
 Equity             securities (defined as     price/earnings and        Value Index
                    common stocks or           price/book ratios at time
                    securities convertible     of purchase below average
                    into common stocks)        for benchmark and
                    which the sub-adviser      capitalization in excess
                    believes are               of $5 billion.
                    undervalued. A
                    security's earnings
                    trend and its dividend
                    growth rate will also be
                    factors considered in
                    security selection.
 Large Cap Growth   Pursues stocks with        Stocks with growth rate   Russell 1000
 Equity             earnings growth            estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization in excess
                    adviser considers to       of $5 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Mid-Cap            Pursues mid cap stocks     Stocks with low           Russell Midcap
 Value Equity       and sectors which the      price/earnings,           Value Index
                    sub-adviser believes are   price/book, price/cash
                    undervalued. A             flow or price/sales
                    security's earnings        ratios at the time of
                    trend and its dividend     purchase relative to
                    growth rate will also be   their respective sectors
                    factors considered in      or the benchmark and
                    security selection.        capitalization generally
                                               between $1 billion and $5
                                               billion.
 Mid-Cap Growth     Pursues mid cap stocks     Stocks with growth rate   Russell Midcap
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization generally
                    adviser considers to       between $1 billion and $5
                    have favorable and         billion.
                    above-average earnings
                    growth prospects.
 Small Cap Value    Pursues small cap stocks   Stocks with               Russell 2000
 Equity             which the sub-adviser      price/earnings and        Value Index
                    believes are               price/book ratios at time
                    undervalued. A             of purchase below average
                    security's earnings        for benchmark and
                    trend and its dividend     capitalization below $1
                    growth rate will also be   billion.
                    factors considered in
                    security selection.
 Small Cap Growth   Pursues small cap stocks   Stocks with growth rate   Russell 2000
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    small cap stocks which     capitalization below $1
                    the sub-adviser            billion.
                    considers to have
                    favorable and above-
                    average earnings growth
                    prospects.
 International      Pursues non-dollar         Portfolio assets are      EAFE Index
 Equity             denominated stocks of      primarily invested in
                    issuers in countries       international stocks.
                    included in the Morgan
                    Stanley Capital            Stocks with
                    International Europe,      price/earnings ratios
                    Australia and the Far      below average for a
                    East Index ("EAFE").       security's home market or
                    Within this universe, a    stock exchange.
                    value style of investing
                    is employed to select      Diversification across
                    stocks which the sub-      countries, industry
                    adviser believes are       groups and companies with
                    undervalued. A             investment at all times
                    security's earnings        in at least three foreign
                    trend and its price        countries.
                    momentum will also be
                    factors considered in
                    security selection. The
                    sub-adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                      23.

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--------------------------------------------------------------------------------

                                                                             PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS         BENCHMARK*
 International      Pursues non-dollar         Portfolio assets are      MSCI Emerging
 Emerging Markets   denominated stocks of      primarily invested in     Markets Free
                    issuers in emerging        stocks of emerging market Index
                    country markets            issuers.
                    (generally any country
                    considered to be           Stocks with
                    emerging or developing     price/earnings ratios
                    by the World Bank, the     below average for a
                    International Finance      security's home market or
                    Corporation or the         stock exchange.
                    United Nations). Within
                    this universe, a value     Ordinarily, stocks of
                    style of investing is      issuers in at least three
                    employed to select         emerging markets will be
                    stocks which the sub-      held.
                    adviser believes are
                    undervalued. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 International      Pursues non-dollar         Invests primarily in      Salomon Brothers
 Small Cap Equity   denominated stocks of      international stocks with Extended Markets
                    small cap issuers in       a capitalization below $1 World Ex-U.S. Index
                    countries included in      billion. Emphasizes
                    the Salomon Brothers       primarily stocks with
                    Extended Markets World     price/earnings ratios
                    Ex-U.S. Index which the    below average for such
                    sub-adviser expects to     security's home market or
                    appreciate. In addition,   stock exchange. Seeks
                    there may also be up to    diversification across
                    20% exposure to stocks     countries, industry
                    of issuers in emerging     groups and companies with
                    market countries. Within   investment at all times
                    this universe, a value     in at least three foreign
                    style of investing is      developed countries.
                    employed to select
                    stocks which the sub-
                    adviser believes are
                    undervalued, taking into
                    account the company's
                    earnings trend and its
                    price momentum. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    governmental policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 Select Equity      Combines value and         Similar sector weightings S&P 500 Index
                    growth style as sub-       as benchmark, with over-
                    adviser identifies         or under-weighting in
                    market opportunity.        particular securities
                                               within those sectors.
 Index Equity       Invests all of its         The Index Master          S&P 500 Index
                    assets indirectly,         Portfolio holds
                    through the U.S. Large     substantially all the
                    Company Series (the        stocks of the S&P 500
                    "Index Master              Index in approximately
                    Portfolio") of The DFA     the same proportions as
                    Investment Trust           they are represented in
                    Company, in the stocks     the Index.
                    of the S&P 500 Index
                    using a passive
                    investment style that
                    pursues the replication
                    of the S&P 500 Index
                    return.
 Balanced           Holds a blend of equity    Maintains a minimum 25%   S&P 500 and
                    and fixed income           investment in fixed       Salomon Broad
                    securities to deliver      income senior securities. Investment
                    total return through                                 Grade Index
                    capital appreciation and
                    current income.
                    Equity Portion: Combines   Equity Portion:
                    value and growth style     Similar sector weightings
                    as sub-adviser             as benchmark, with over-
                    identifies market          or under- weighting in
                    opportunity.               particular securities
                                               within those sectors.
                    Fixed Income Portion:      Fixed Income Portion:
                    Combines sector rotation   Dollar-denominated
                    and security selection     investment grade bonds,
                    across a broad universe    including U.S.
                    of fixed income            Government, mortgage-
                    securities.                backed, asset-backed and
                                               corporate debt
                                               securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                      24.

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WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its total assets in equity securities. The Portfolios will invest primarily in equity se-curities of U.S. issuers, except the International Equity, International Emerg-ing Markets and International Small Cap Equity Portfolios, which will invest primarily in foreign issuers. Equity securities include common stock and pre-ferred stock (including convertible preferred stock); bonds, notes and deben-tures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental De-pository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic un-derlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information con-cerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "In-ternational Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio (other than the Index Master Portfolio) may write (i.e.
sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity, Interna-tional Emerging Markets and International Small Cap Equity Portfolios, cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securi-ties, securities indices, or the yield differential between two securities, or, in the case of the International Equity, International Emerging Markets and In-ternational Small Cap Equity Portfolios, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with re-spect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately af-terwards the aggregate amount of margin deposits on its existing futures posi-tions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

                                      25.

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Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might other-wise result from a market decline or currency exchange fluctuation. A Portfo-lio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by a Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) a sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, each Portfolio other than the Index Master Portfolio may invest without limitation in high quality money market instruments. The Portfolios may also invest in high quality money market in-struments pending investment or to meet anticipated redemption requests. The Balanced Portfolio may also invest in these securities in furtherance of its investment objective. The Index Master Portfolio may invest a portion of its assets, normally not more than 5% of its net assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporar-ily uncommitted cash balances.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and ob-ligations of supranational organizations. Generally, such obligations will ma-ture within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, a Portfolio agrees to purchase securities from financial institutions subject to the sell-er's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These trans-actions involve a commitment by a Portfolio to purchase or sell particular se-curities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in in-terest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available

                                      26.

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in the market when the securities delivery takes place. Each Portfolio's when-
issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from fi-nancial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. A Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. The Index Master Portfolio does not intend to invest in reverse repur-chase agreements. The Balanced Portfolio may utilize reverse repurchase agree-ments when it is anticipated that the interest income to be earned from the in-vestment of the proceeds of the transaction is greater than the interest ex-pense of the transaction. This use of reverse repurchase agreements may be re-garded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the pro-ceeds will be less than the interest expense, that the market value of the se-curities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be re-turned to the Portfolio. During the time a reverse repurchase agreement is out-standing, a Portfolio will maintain a segregated account with the Fund's custo-dian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets (33% in the case of the Index Master Portfolio). In addition, the Balanced Portfolio may borrow up to an additional 5% of its total assets for temporary purposes. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolios (other than the Index Master Portfolio and the Balanced Portfolio) will not make any in-vestments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also invest in securities issued by other investment companies with similar investment objectives. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies invest-ing primarily in foreign securities, including so-called "country funds." Coun-try funds have portfolios consisting exclusively of securities of issuers lo-cated in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addi-tion to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

                                      27.

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ILLIQUID SECURITIES. No Portfolio will invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be dis-posed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any pe-riod that qualified institutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio, the Small Cap Value Equity Portfolio and the Interna-tional Small Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized organizations (less than $1 billion at the time of purchase or, with respect to the International Small Cap Equity Portfolio, $1.5 billion for Japanese issuers). Similarly, the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio will invest, under normal market conditions, at least 90% (and in any event at least 65%) of their respective total assets in equity securities of medium-capitalized organizations (between $1 billion and $5 bil-lion at the time of purchase). These organizations will normally have more lim-ited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Master Portfolio (in which all of the assets of the Index Equity Portfo-lio are invested) invests at least 95% of the value of its total assets in se-curities included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index")*. The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same propor-tions as they are represented in the Index. The Index Master Portfolio operates as an index portfolio and, therefore, is not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordi-narily not result in the elimination of a stock from the Portfolio. The Portfo-lio will remain fully invested in common stocks even when stock prices are gen-erally falling. Ordinarily, portfolio securities will not be sold except to re-flect additions or deletions of the stocks that comprise the S&P 500 Index, in-cluding mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Portfolio's shares. The investment performance of the Index Master Portfolio and the Index Equity Port-folio is expected to approximate the investment performance of the S&P 500 In-dex, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio and the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.
--------
* "Standard & Poor's(R)," "S&P(R)," "S&P500(R)," "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and The DFA Investment Trust Company.

                                      28.

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S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-
DEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-ING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPE-CIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio, the International Emerging Markets Portfolio and the Interna-tional Small Cap Equity Portfolio (the "International Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in foreign securities involves consid-erations not typically associated with investing in securities of companies or-ganized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign mar-kets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malay-sia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Af-rica, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more devel-oped countries. Some of these countries may have in the past failed to recog-nize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of addi-tional investments in emerging market countries. The small size and inexperi-ence of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the

                                      29.

--------------------------------------------------------------------------------
countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE. From time to time the International Eq-uity Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Portfolio's to-tal assets in this or any other country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese secu-rities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

The International Small Cap Equity Portfolio invests primarily in equity secu-rities of issuers located in countries included in the Salomon Brothers Ex-tended Markets World Ex-U.S. Index. Australia, Austria, Belgium, Canada, Den-mark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom currently comprise the Salomon Index. From time to time the Portfolio may invest more than 25% of its total assets in the securities of is-suers located in Japan or the United Kingdom. As discussed above, Investments of 25% or more of the International Small Cap Equity Portfolio's total assets in Japan, the United Kingdom or any other country would make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among is-suers in different countries.

The International Small Cap Equity Portfolio may also invest up to 20% of its assets in countries with emerging economies or securities markets which, as stated above, involves certain risks. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Tai-wan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe.

The International Portfolios may (but are not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs), ob-ligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities and state and local municipal obligations. These securities will be rated at the time of purchase within the four highest rating groups as-signed by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rat-ings Group ("S&P") or another nationally recognized statistical rating organi-zation. If unrated, the securities will be determined at the time of purchase to be of comparable quality by the sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be invest-ment grade although they have speculative characteristics. If a fixed income security is reduced below Baa by Moody's or BBB by S&P, the Portfolio's sub-adviser will dispose of the security in an orderly fashion as soon as practica-ble. Investments in securities of foreign issuers, which present additional in-vestment considerations as described above under "International Portfolios," will be limited to 5% of the Portfolio's total assets.

                                      30.

--------------------------------------------------------------------------------

The Balanced Portfolio may make significant investments in residential and com-mercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets) issued by governmental entities and private issuers.

The Balanced Portfolio may acquire several types of mortgage-related securi-ties, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obliga-tions ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Is-suers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multi-ple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other clas-ses having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue in-terest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time be-cause the underlying assets (i.e., loans) generally may be prepaid at any time. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools under-lying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to ex-perience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will gener-ally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Balanced Portfolio's principal investment to the extent of premium paid.

The Balanced Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if

                                      31.

-------------------------------------------------------------------------------
PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mort-
gage) or mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possi-ble that, under some circumstances, PNC Mortgage Securities Corp. or its af-filiates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obliga-tions of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are sup-ported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issu-ing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury cer-tificates ("CATs")). The Balanced Portfolio may purchase these certificates, as well as Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the fu-ture principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments) and state and local government obligations. Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Municipal obligations may be purchased when the Portfolio's sub-adviser believes that their return, on a pre-tax basis, will be comparable to the returns of other permitted in-vestments. Dividends paid by the Portfolio that are derived from interest on municipal obligations will be taxable to shareholders.

To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Balanced Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Port-folio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. Dur-ing the period between the sale and repurchase, the Portfolio will not be en-titled to receive interest and principal payments on the securities sold. Pro-ceeds of the sale will be invested in additional instruments for the Portfo-lio, and the income from these investments will generate income for the Port-folio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment per-formance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities hav-ing a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

                                      32.

--------------------------------------------------------------------------------

The Balanced Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transac-tions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio anticipates pur-chasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

The Balanced Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the Indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Although the Portfolio does not currently intend to do so under current market conditions, the Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater re-sets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Unrated variable and floating rate instruments will be comparable in quality to investment grade securities as determined by the Portfolio's sub-advisers. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain port-folio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital appreciation in the security.

The market value of the Balanced Portfolio's investments in fixed income secu-rities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the rat-ings of any particular security may also affect the value of these investments.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the International Small Cap Equity Port-folio will not exceed 100%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are The Portfolios' Financial High-lights?" A Portfolio's annual portfolio turnover rate will not be a factor pre-venting a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      33.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets (33% of net assets in the case of the Index Master Portfolio) at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions as that Portfolio.

                                      34.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF
TRUSTEES The business and affairs of the Fund and of The DFA Investment Trust Company (in which the assets of the Fund's Index Equity Portfolio are invested) are managed under the direction of their separate Boards of Trustees. The following persons cur-rently serve as trustees of BlackRock Funds:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Global Wireless.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

               The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND
SUB-ADVISERS   The Adviser to BlackRock Funds is BlackRock, Inc., except with respect to the Index Equity Portfolio. Each of the Portfolios within the BlackRock Fund family (except the Index Equity Port-folio) is managed by a specialized portfolio manager who is a member of one of BlackRock, Inc.'s portfolio management affili-ates.

               As adviser, BlackRock, Inc. is responsible for the overall in-vestment management of the Portfolios. The sub-advisers are re-sponsible for the day-to-day management of the Portfolios, and generally make all purchase and sale investment decisions for the Portfolios. The sub-advisers also provide research and credit analysis.

               THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

               . BlackRock Financial Management, Inc.: Domestic and non-dollar fixed income.

               . PNC Equity Advisors: Growth equity.

               . Provident Capital Management: Value equity.

               . CastleInternational Asset Management: International equity.

               . PIMC: Money market.

               Provident Capital Management, Inc. ("PCM"), which has its pri-mary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103, acts as sub-adviser to the Large Cap Value Equity, Mid-Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios. PNC Equity Advisors Company ("PEAC"), which has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103, acts as sub-adviser to the Large Cap Growth Equity, Mid-Cap Growth Equity and Small Cap Growth Equity Portfolios. CastleInternational Asset Management Limited, which has its primary offices at 7 Castle Street, Ed-inburgh, Scotland, EH2 3AH, acts as sub-adviser to the Interna-tional Equity, International Emerging Markets and International Small Cap Equity Portfolios. BlackRock Financial Management, Inc. ("BlackRock"), which has its primary offices at 345 Park Avenue, New York, New York 10154, and PCM act as sub-advisers to the Balanced Portfolio.

35.

--------------------------------------------------------------------------------

                  The Portfolios (other than the Index Equity Portfolio) and their portfolio managers are as follows:

        BLACKROCK PORTFOLIO                               PORTFOLIO MANAGER
        -------------------                               -----------------
 Large Cap Value Equity             Daniel B. Eagan; portfolio manager with sub-adviser since
                                    1995; director of investment strategy at BlackRock, Inc.
                                    during 1994 and 1995; prior to 1994, served as senior
                                    research consultant for Mercer Investment Consulting;
                                    Portfolio Manager since January 1997.
 Large Cap Growth Equity            R. Andrew Damm; investment manager with sub-adviser since
                                    1997; senior investment strategist with BlackRock, Inc.
                                    since 1995; portfolio manager with PNC Bank from 1988 to
                                    1995; Mr. Damm has participated in the management of the
                                    Portfolio since 1996 and has been designated Portfolio
                                    manager since September 1997.
 Mid-Cap Value Equity               Christian K. Stadlinger; Vice President of sub-adviser since
                                    July 1996; prior to joining sub-adviser, Portfolio Manager and Research Analyst with Morgan Stanley Asset Management;
                                    Portfolio co-manager since inception.
                                    Daniel B. Eagan (see above).
                                    Portfolio co-manager since its inception.
 Mid-Cap Growth Equity              William C. McVail; investment manager with sub-adviser since
                                    1994; prior to joining sub-adviser, equity and fixed income analyst with PNC Bank; Portfolio co-manager since its
                                    inception.
                                    William J. Wykle; investment manager with sub-adviser since
                                    1995; investment manager with PNC Bank, National Association since 1986; Portfolio co-manager since its inception.
 Small Cap Value Equity             Christian K. Stadlinger; Vice President of sub-adviser since
                                    July 1996; prior to joining sub-adviser, Portfolio Manager and Research Analyst with Morgan Stanley Asset Management;
                                    Portfolio manager since July 1996.
 Small Cap Growth Equity            William J. Wykle (see above); Portfolio co-manager since its inception.
                                    William C. McVail; (see above); Portfolio co-manager since inception.
 International Equity               Gordon Anderson; Managing and Investment Director with sub-
                                    adviser since 1996; prior to joining sub-adviser, Investment
                                    Director of Dunedin Fund Managers Ltd.; Portfolio manager
                                    since 1996.
 International Emerging             Euan Rae; Senior Investment Manager with sub-adviser since
  Markets                           1996; prior to joining sub-adviser, Head of Emerging Markets at Dunedin Fund Managers Ltd. and Investment Manager with
                                    Edinburgh Fund Managers; Portfolio manager since 1996.
 International Small Cap Equity     Peter J. Tait; Director and Global Strategist of sub-adviser since 1996. Director and Head of Continental European desk and Dunedin Fund Managers Ltd. from 1990 to 1996. Portfolio manager since its inception.
 Select Equity                      Daniel B. Eagan (see above); Portfolio manager since 1995.
 Balanced                           R. Andrew Damm; senior investment strategist with BlackRock,
                                    Inc. since 1995; portfolio manager with PNC Bank from 1988 to 1995; Portfolio co-manager since 1996.


                                    Robert S. Kapito; Vice Chairman of BlackRock since 1988;
                                    Portfolio co-manager since 1995.
                                    Keith T. Anderson; Managing Director and co-chair of
                                    Portfolio Management Group and Investment Strategy Committee
                                    of BlackRock since 1988; Portfolio co-manager since 1995.

                                      36.

--------------------------------------------------------------------------------

               BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               For their investment advisory and sub-advisory services, Black-Rock, Inc. and the Portfolios' sub-advisers are entitled to fees, computed daily on a portfolio-by-portfolio basis and pay-able monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?", with respect to certain Portfolios, BlackRock, Inc. and the sub-ad-visers intend to waive a portion of their fees during the cur-rent fiscal year. All sub-advisory fees are paid by BlackRock, Inc. and do not represent an extra charge to the Portfolios.

                MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO EXCEPT THE INDEX EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH EQUITY
                      AND THE INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .550%                      .400%
            $1 billion -- $2 billion              .500                       .350
            $2 billion -- $3 billion              .475                       .325
            greater than $3 billion               .450                       .300

                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE MID-CAP VALUE
                                          EQUITY AND
                      MID-CAP GROWTH EQUITY PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .800%                      .650%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .500
            greater than $3 billion               .625                       .475

                         MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE
                       INTERNATIONAL EQUITY PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .750%                      .600%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .525
            greater than $3 billion               .650                       .500

                         MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE
                  INTERNATIONAL EMERGING MARKETS PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.250%                     1.100%
            $1 billion -- $2 billion             1.200                      1.050
            $2 billion -- $3 billion             1.155                      1.005
            greater than $3 billion              1.100                       .950


                                      37.

--------------------------------------------------------------------------------

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                         SMALL CAP EQUITY PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      1.00%                      .85%
            $1 billion -- $2 billion               .95                       .80
            $2 billion -- $3 billion               .90                       .75
            greater than $3 billion                .85                       .70

                  Although the advisory fee rates payable by the International Emerging Markets and International Small Cap Equity Portfo-lios are higher than the rates payable by mutual funds in-vesting in domestic securities, the Fund believes they are comparable to the rates paid by many other funds with similar investment objectives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

                  For their last fiscal year the Portfolios paid investment ad-visory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Large Cap Value Equity Portfolio, 48%; Large Cap Growth Equity Portfolio, .52%; Mid-Cap Value Equity Portfo-lio, .79%; Mid-Cap Growth Equity Portfolio, .79%; Small Cap Value Equity Portfolio, .55%; Small Cap Growth Equity Portfo-lio, .54%; International Equity Portfolio, .66%; Interna-tional Emerging Markets Portfolio, 1.16%; Select Equity Port-folio, .52%; and Balanced Portfolio, .52%.

                  The Portfolios' sub-advisers strive to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed to registered broker/dealers who have entered into dealer agreements with the Fund's dis-tributor.

ADVISER TO        Dimensional Fund Advisors Inc. ("DFA"), located at 1299 Ocean
INDEX MASTER      Avenue, 11th Floor, Santa Monica, CA 90401, serves as invest-
PORTFOLIO         ment adviser to the Index Master Portfolio.

                  DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. DFA's assets under management totalled approxi-mately $27 billion at November 30, 1997. David G. Booth and Rex A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors, officers and shareholders of DFA, may be deemed controlling persons of DFA.

                  Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and di-rectors of DFA who are elected annually. DFA provides the In-dex Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

                  For the investment advisory services provided to the Index Master Portfolio under the advisory agreement, DFA is enti-tled to receive a fee at the annual rate of .025% of the In-dex Master Portfolio's average daily net assets. For the In-dex Master Portfolio's fiscal year ended November 30, 1997, DFA received a monthly fee for its investment advisory serv-ices which, on an annual basis, equaled .025% of the Index Master Portfolio's net assets.

                                      38.

--------------------------------------------------------------------------------

ADMINISTRATORS
               BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distributors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-ad-ministrators. BlackRock, Inc. and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net assets and .065% of the av-erage daily net assets of each Portfolio in excess of $1 bil-lion and (ii) .115% of the first $500 million of the average daily net assets allocated to each class of Investor Shares of each Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the average daily net assets al-located to each class of Investor Shares of each Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfo-lio. PFPC serves as the administrative services, dividend dis-bursing and transfer agent to the Index Master Portfolio, for which PFPC is entitled to compensation at the annual rate of .015% of the Index Master Portfolio's net assets.

               For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER
AGENT,         PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND       Street, Philadelphia, Pennsylvania 19103, serves as the Portfo-
DISBURSING     lios' custodian and PFPC, whose principal offices are located
AGENT AND      at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as
CUSTODIAN      their transfer agent and dividend disbursing agent.

DISTRIBUTION
AND SERVICE    Under the Fund's Distribution and Service Plan (the "Plan"),
PLAN           Investor Shares of the Portfolios bear the expense of payments
               ("distribution fees") made to BDI, as the Fund's distributor
               (the "Distributor"), or affiliates of PNC Bank, for distribu-tion and sales support services. The distribution fees may be used to compensate the Distributor for distribution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, including payments to brokers, dealers, fi-nancial institutions and industry professionals ("Service Orga-nizations") for sales support services and related expenses.
               Distribution fees payable under the Plan will not exceed .10%
               (annualized) of the average daily net asset value of each Port-folio's outstanding Investor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstand-ing Investor B and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses). The Plan also permits the Dis-tributor, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. For further information, see "In-vestment Advisory, Administration, Distribution and Servicing
               Arrangements" in the Statement of Additional Information.

                                      39.

--------------------------------------------------------------------------------

                  Under the Plan, the Fund intends to enter into service ar-rangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of the follow-ing services: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting customers in designating and changing divi-dend options, account designations and addresses; and provid-ing other similar shareholder liaison services. In considera-tion for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of these additional services to such cus-tomers: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and providing other similar services.

                  Service Organizations may charge their clients additional fees for account services. Customers who are beneficial own-ers of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organizations.

                  The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of un-derwriting securities. It is intended that the services pro-vided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securi-ties laws, banks and financial institutions that receive pay-ments from the Fund may be required to register as dealers.

EXPENSES
                  Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfo-lios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and dis-tributing prospectuses and statements of additional informa-tion to existing shareholders, expenses relating to share-holder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing serv-ices, and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board de-termines to be fair and equitable.

                                      40.

--------------------------------------------------------------------------------
WHAT PRICING OPTIONS ARE AVAILABLE TO INVESTORS?
--------------------------------------------------------------------------------

               The Equity Portfolios of BlackRock Funds offer different pric-ing options to investors in the form of different share clas-ses. These options are described below:

               A SHARES (FRONT-END LOAD)
                One time, front-end sales charge at time of purchase No charges or fees at any time for redeeming shares Lower ongoing expenses

                Free exchanges with other A Shares in the BlackRock Funds fam-ily
               A Shares may make sense for investors with a long-term invest-ment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

               B SHARES (BACK-END LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) if shares are re-deemed, declining over 6 years from a high of 4.50%

                Free exchanges with other B Shares in the BlackRock Funds fam-ily
                Automatically convert to A Shares eight years from purchase
               B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

               C SHARES (LEVEL LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase

                Free exchanges with other C Shares in the BlackRock Funds fam-ily
               C Shares may make sense for shorter term (relative to both A and B Shares) investors who prefer to pay for professional in-vestment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemptions within 6 years of purchase.

                                                                             41.

--------------------------------------------------------------------------------

THE PRICING OPTIONS FOR EACH PORTFOLIO ARE DESCRIBED IN THE TABLES BELOW:

 LARGE CAP VALUE EQUITY , LARGE CAP GROWTH EQUITY, SMALL CAP VALUE EQUITY, SMALL CAP GROWTH EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH EQUITY, SELECT EQUITY AND BALANCED PORTFOLIOS:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    4.50%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

 INTERNATIONAL EQUITY, INTERNATIONAL EMERGING MARKETS AND INTERNATIONAL SMALL
 CAP EQUITY PORTFOLIOS:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    5.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

 INDEX EQUITY PORTFOLIO

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    3.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

* The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares during the current fiscal year.

Investors wishing to purchase shares of the Portfolios of the Fund may do so either by mailing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Pur-chased?"

42.

--------------------------------------------------------------------------------
WHAT ARE THE KEY CONSIDERATIONS IN SELECTING A PRICING OPTION?
--------------------------------------------------------------------------------

In deciding which class of Investor Shares to purchase, investors should con-sider the following:

INTENDED HOLDING PERIOD. Over time, the cumulative distribution fees on a Port-folio's Investor B Shares and Investor C Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net asset value remains constant, the Investor B Shares' and Investor C Shares' aggregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge from four to seven years after purchase (depending on the Portfo-lio). Thereafter, Investor B Shares and Investor C Shares would bear higher ag-gregate expenses. Investor B and Investor C shareholders, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on the additional invested amount would partially or wholly offset the higher annual expenses borne by Investor B Shares and Investor C Shares.

Because the Portfolios' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of eight years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvestment of dividends or distributions are also converted at the earlier of these dates--eight years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through rein-vestment. Investor C Shares have no conversion feature.

Unless a sales charge waiver applies, Investor B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, and Investor C shareholders pay a contingent deferred sales charge if they re-deem during the first twelve months after purchase. Investors expecting to re-deem during these periods should consider the cost of the applicable contingent deferred sales charge in addition to the aggregate annual Investor B or In-vestor C distribution fees, as compared with the cost of the initial sales charges applicable to the Investor A Shares.

Investor B Shares of the Portfolios purchased on or before January 12, 1996 are subject to a CDSC of 4.50% of the lesser of the original purchase price or the net asset value of Investor B Shares at the time of redemption. This deferred sales charge is reduced for shares held more than one year. Investor B Shares of a Portfolio purchased on or before January 12, 1996 convert to Investor A Shares of the Portfolio at the end of six years after purchase. For more infor-mation about Investor B Shares purchased on or before January 12, 1996 and the deferred sales charge payable on their redemption, call PFPC at (800) 441-7762.

REDUCED SALES CHARGES. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be advanta-geous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any purchase order for $1,000,000 or more of Investor B Shares or Investor C Shares.

WAIVER OF SALES CHARGES. The entire initial sales charge on Investor A Shares of a Portfolio may be waived for certain eligible purchasers allowing their en-tire purchase price to be immediately invested in a Portfolio. The contingent deferred sales charge may be waived upon redemption of certain Investor B Shares and Investor C Shares.

                                      43.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $50 minimum for subsequent investments. Purchases through the Automatic Invest-ment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of a Portfolio. All share purchase orders that fail to specify a class will automatically be invested in Investor A Shares.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor. Purchase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolios' custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following re-ceipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to BlackRock Funds. The Fund does not accept third party checks for initial or subsequent investments. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. East-ern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of each Portfolio of the Fund are sold on a continuous basis by BDI as the Distributor. BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Port-folio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible investments for that Portfolio. The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of any Portfolio at any time.

                                      44.

--------------------------------------------------------------------------------
HOW ARE SHARES REDEEMED?
--------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the con-tingent deferred sales charge, if applicable, there is no charge for a redemp-tion. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIOS, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B Shares or Investor C Shares in the same Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise. If a redeeming shareholder owns both Investor B Shares and Investor C Shares in the same Port-folio, the redemption order will be processed to minimize the amount of the contingent deferred sales charge that will be charged unless the shareholder indicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to termi-nate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any

                                      45.

-------------------------------------------------------------------------------
loss, liability, cost or expense for acting upon telephone instructions rea-sonably believed to be genuine in accordance with such procedures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the required minimum initial investment as the result of a redemption or an exchange request. A shareholder will be notified in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional in-vestments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Proceeds from the redemption of shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless another payment option is used as described above, payment for redeemed shares is nor-mally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, howev-er, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a de-termination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsi-bilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      46.

--------------------------------------------------------------------------------
WHAT ARE THE SHAREHOLDER FEATURES OF THE FUND?
--------------------------------------------------------------------------------

BLACKROCK FUNDS offers shareholders many special features which enable an in-vestor to have greater investment flexibility as well as greater access to in-formation about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762.

EXCHANGE PRIVILEGE. Investor A, Investor B and Investor C Shares of each Port-folio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset val-ues. Exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, tele-phone exchanges may be difficult to complete and shareholders may have to sub-mit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

                                      47.

-------------------------------------------------------------------------------

The Fund reserves the right to reject any telephone exchange request. Tele-phone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its share-holders. The Fund, the Administrators and the Distributor will employ reason-able procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instruc-tions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deduc-tions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to re-ceive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Ap-plication Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No con-tingent deferred sales charge will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit are still subject to the appli-cable CDSC.

                                      48.

--------------------------------------------------------------------------------
WHAT IS THE SCHEDULE OF SALES CHARGES AND EXEMPTIONS?
--------------------------------------------------------------------------------

INVESTOR A     Investor A Shares are subject to a front-end sales charge de-
SHARES         termined in accordance with the following schedules:

 ALL PORTFOLIOS EXCEPT INTERNATIONAL PORTFOLIOS AND INDEX EQUITY
 PORTFOLIO

                                                         REALLOWANCE OR
                                                         PLACEMENT FEES
                           SALES CHARGE   SALES CHARGE     TO DEALERS
  AMOUNT OF TRANSACTION       AS % OF      AS % OF NET      (AS % OF
    AT OFFERING PRICE     OFFERING PRICE* ASSET VALUE*  OFFERING PRICE)**
  Less than $25,000            4.50%          4.71%           4.00%
  $25,000 but less than
   $50,000                     4.25           4.44            3.75
  $50,000 but less than
   $100,000                    4.00           4.17            3.50
  $100,000 but less than
   $250,000                    3.50           3.63            3.00
  $250,000 but less than
   $500,000                    2.50           2.56            2.00
  $500,000 but less than
   $1,000,000                  1.50           1.52            1.25
  $1 - 2 million               0.00           0.00            1.00
  $2 - 3 million               0.00           0.00            0.95
  $3 - 5 million               0.00           0.00            0.87
  $5 - 10 million              0.00           0.00            0.69
  $10 - 15 million             0.00           0.00            0.62
  $15 - 20 million             0.00           0.00            0.53
  $20 - 40 million             0.00           0.00            0.39

 INTERNATIONAL EQUITY, INTERNATIONAL EMERGING MARKETS AND
 INTERNATIONAL SMALL CAP EQUITY PORTFOLIOS
                                                         REALLOWANCE OR
                                                         PLACEMENT FEES
                           SALES CHARGE   SALES CHARGE     TO DEALERS
  AMOUNT OF TRANSACTION       AS % OF      AS % OF NET      (AS % OF
    AT OFFERING PRICE     OFFERING PRICE* ASSET VALUE*  OFFERING PRICE)**
  Less than $25,000            5.00%          5.26%           4.50%
  $25,000 but less than
   $50,000                     4.75           4.99            4.25
  $50,000 but less than
   $100,000                    4.50           4.71            4.00
  $100,000 but less than
   $250,000                    4.00           4.17            3.50
  $250,000 but less than
   $500,000                    3.00           3.09            2.50
  $500,000 but less than
   $1,000,000                  2.00           2.04            1.50
  $1 - 2 million               0.00           0.00            1.00
  $2 - 3 million               0.00           0.00            0.95
  $3 - 5 million               0.00           0.00            0.87
  $5 - 10 million              0.00           0.00            0.69
  $10 - 15 million             0.00           0.00            0.62
  $15 - 20 million             0.00           0.00            0.53
  $20 - 40 million             0.00           0.00            0.39

                                      49.

-------------------------------------------------------------------------------

 INDEX EQUITY PORTFOLIO

                                                               REALLOWANCE OR
                                                               PLACEMENT FEES
                                  SALES CHARGE   SALES CHARGE    TO DEALERS
      AMOUNT OF TRANSACTION          AS % OF     AS % OF NET      (AS % OF
        AT OFFERING PRICE        OFFERING PRICE* ASSET VALUE* OFFERING PRICE)**
  Less than $25,000                   3.00%          3.09%          2.50%
  $25,000 but less than $50,000       2.75           2.83           2.25
  $50,000 but less than
   $100,000                           2.50           2.56           2.00
  $100,000 but less than
   $250,000                           2.00           2.04           1.75
  $250,000 but less than
   $500,000                           1.50           1.52           1.25
  $500,000 but less than
   $1,000,000                         1.00           1.01           0.75
  $1 - 2 million                      0.00           0.00           0.50
  $2 - 3 million                      0.00           0.00           0.45
  $3 - 5 million                      0.00           0.00           0.37
  $5 - 10 million                     0.00           0.00           0.31
  $10 - 15 million                    0.00           0.00           0.29
  $15 - 20 million                    0.00           0.00           0.28
  $20 - 40 million                    0.00           0.00           0.27

* There is no initial sales charge on purchases of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.

** The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to deal-ers. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services. The Distributor, BlackRock, Inc. and/or their affiliates may also pay additional compensation, out of their assets and not as an additional charge to the Portfolios, to dealers in connection with the sale and distribution of shares (such as additional payments based on new sales), and may, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution and Servicing Arrange-ments" in the Statement of Additional Information.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-advisers or transfer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) employees and retir-ees (and their spouses and minor children); (c) registered representatives of brokers who have entered into selling agreements with the Distributor; (d) spouses or children of such persons; and (e) any trust, pension, profit-shar-ing or other benefit plan for any of the persons set forth in (a) through (c). The following persons may also buy Investor A Shares without paying a sales charge: (a) persons investing through an authorized payroll deduction plan;
(b) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (c) regis-tered investment advisers, trust companies and bank trust departments exercis-ing discretionary investment authority with respect to amounts to be invested in a Portfolio, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares that would otherwise be subject to front-end sales charges equals at least $250,000; and (d) persons participating in a "wrap account" or similar program under which they pay advisory fees to a bro-ker-dealer or other financial institution. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares.

                                      50.

--------------------------------------------------------------------------------

QUALIFIED PLANS. In general, the sales charge (as a percentage of the offering price) payable by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by such Qualified Plans of Investor A Shares aggregat-ing $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares of the Portfolio aggregating less than $500,000 will be 2.50% (1.50% with respect to the Index Equity Portfolio). The above schedule will apply to purchases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

The Fund has established different waiver arrangements with respect to the sales charge on Investor A Shares of the Portfolios for purchases through cer-tain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Informa-tion.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an orga-nized group may include, for example, a trustee or other fiduciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in any of the Portfolios that are subject to a front-end sales charge or the total amount of an investor's initial in-vestment in such shares, less redemptions (whichever is greater) may be com-bined with the amount of the investor's current purchase in determining the ap-plicable sales charge. In order to receive the cumulative quantity reduction, previous purchases of Investor A Shares must be called to the attention of PFPC by the investor at the time of the current purchase.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of a Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a share-holder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the re-investment in writing by the purchaser, or by his or her broker, at the time purchase is made in order to eliminate a sales charge. An investor should con-sult a tax adviser concerning the tax consequences of use of the reinvestment privilege.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of In-tent may be signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial investment requirement and represent at least 5% of the total intended investment. The investor must instruct PFPC upon making subsequent purchases that such purchases are subject to a Letter of Intent. All dividends and capi-tal gains of a Portfolio that are invested in additional Investor A Shares of the same Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of

                                      51.

--------------------------------------------------------------------------------
Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the offering price or the net asset value of the In-vestor B Shares on the redemption date. Dealers will generally receive commis-sions equal to 4.00% of Investor B Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor B Shares to certain retirement plans sponsored by the Fund, BlackRock, Inc. or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of In-vestor A Shares and Investor C Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, BlackRock, Inc. and/or their affiliates may provide to dealers in connection with the sale of shares.

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the purchase date and the date the Investor B Shares are redeemed as set forth in the fol-lowing chart:

                                                CONTINGENT DEFERRED
                                                SALES CHARGE (AS A
                NUMBER OF YEARS             PERCENTAGE OF DOLLAR AMOUNT
             ELAPSED SINCE PURCHASE           SUBJECT TO THE CHARGE)
      Less than one                                    4.50%
      More than one, but less than two                 4.00
      More than two, but less than three               3.50
      More than three, but less than four              3.00
      More than four, but less than five               2.00
      More than five, but less than six                1.00
      More than six, but less than seven               0.00
      More than seven, but less than eight             0.00

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the offering price or the net as-set value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase. Dealers will generally receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor C Shares to certain retirement plans sponsored by the Fund, BlackRock, Inc. or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments, may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of In-vestor A Shares and Investor B Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, BlackRock, Inc. and/or their affiliates may provide to dealers in connection with the sale of shares.

                                      52.

--------------------------------------------------------------------------------

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE--INVESTOR B AND INVESTOR C SHARES. The contingent deferred sales charge on Investor B Shares and Investor C Shares is not charged in connection with: (1) exchanges described in "What Are The Shareholder Features Of The Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemp-tions made with respect to certain retirement plans sponsored by the Fund, BlackRock, Inc. or its affiliates; (4) redemptions in connection with a share-holder's death or disability (as defined in the Internal Revenue Code) subse-quent to the purchase of Investor B Shares or Investor C Shares; (5) involun-tary redemptions of Investor B Shares or Investor C Shares in accounts with low balances as described in "How Are Shares Redeemed?"; and (6) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are The Shareholder Features Of The Fund?--Systematic Withdrawal Plan." In addition, no contingent deferred sales charge is charged on Investor B Shares or Investor C Shares acquired through the reinvestment of dividends or distributions. The Fund also waives the contingent deferred sales charge on redemptions of Investor B Shares of the Portfolio purchased through certain Qualified Plans participating in programs whose sponsors or administra-tors have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Informa-tion.

When an investor redeems Investor B Shares or Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares and Investor C Shares are re-deemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distribu-tions) and after that from the shares that have been held the longest.

                                      53.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all secu-rities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the super-vision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio of the Fund will distribute substantially all of its net invest-ment income and net realized capital gains, if any, to shareholders. The net investment income of each Portfolio is declared quarterly as a dividend to in-vestors who are shareholders of the Portfolio at the close of business on the day of declaration. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annu-ally. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional shares of the same class on which the distributions are paid, unless a shareholder elects to receive distributions in cash. This election, or any rev-ocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

The Index Equity Portfolio seeks its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Port-folio is allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, is the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Mas-ter Portfolio also allocates to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

                                      54.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio of the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal in-come tax on amounts distributed to shareholders, but shareholders, unless oth-erwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distribu-tions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum tax purposes. The dividends received deduction is not avail-able for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of an-other Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Interna-tional Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and subject to applicable limitations in the Code, each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

The Index Master Portfolio is classified as a partnership for Federal income tax purposes. As such, the Index Master Portfolio will not be subject to Fed-eral income tax, and the Index Equity Portfolio will be allocated its propor-tionate share of the income and realized and unrealized gains and losses of the Index Master Portfolio.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

                                      55.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. Each Equity Portfolio of-fers five separate classes of shares--Institutional Shares, Service Shares, In-vestor A Shares, Investor B Shares and Investor C Shares. This prospectus re-lates to Investor A Shares, Investor B Shares and Investor C Shares of the twelve Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of a Portfo-lio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the per-formance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, in-cluding an automatic investment plan and an automatic withdrawal plan. For fur-ther information regarding the Fund's Institutional and Service Share Classes, contact PFPC at (800) 441-7764.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of institutional and individual in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, seeks to achieve its investment objective by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio purchases shares of the Index Master Portfolio at net asset value. The net as-set value of the Index Equity Portfolio responds to increases and decreases in the value of the Index Master Portfolio's securities and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund determines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be taken, including the in-vestment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manage the Index Equity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

                                      56.

--------------------------------------------------------------------------------

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other in-vestment companies) will each bear a share of all liabilities of the Index Mas-ter Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio are offered to institutional investors in private placements for the purpose of increasing the funds available for in-vestment and achieving economies of scale that might be available at higher as-set levels. The expenses of such other institutional investors and their re-turns may differ from those of the Index Equity Portfolio. While investment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfolio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata own-ership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a mate-rial degree the rights and preferences of the shares of the Index Master Port-folio or to increase or decrease their par value. The Index Master Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of the Index Master Portfolio. If a shareholder of the Index Mas-ter Portfolio redeems its entire interest in the Portfolio or becomes bankrupt, a majority in interest of the remaining shareholders in the Portfolio must vote within 120 days to approve the continuing existence of the Index Master Portfo-lio or the Portfolio will be liquidated.

When the Index Equity Portfolio, as a shareholder of the Index Master Portfo-lio, votes on matters pertaining to the Index Master Portfolio, the Index Eq-uity Portfolio would hold a meeting of its shareholders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other

                                      57.

--------------------------------------------------------------------------------
transaction costs in converting such securities to cash in order to pay redemp-tions. In addition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely af-fect the liquidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfo-lio which may have different sales charges, fees and other expenses which may affect performance. As of the date of this Prospectus, one other feeder fund invests all of its investable assets in the Index Master Portfolio. For infor-mation about other funds that may invest in the Index Master Portfolio, please contact DFA at (310) 395-8005.

                                      58.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for each class of Investor Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of a Portfolio over the measuring pe-riod. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, a Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load.

The yield of a class of shares of the Balanced Portfolio is computed by divid-ing the net income allocated to that class during a 30-day (or one month) pe-riod by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a share class may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other finan-cial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Wei-senberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lipper Small Cap International Fund Index, the Lehman Government Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their share classes published by nationally recognized ranking services, and information as reported in financial publications such as Busi-ness Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for In-vestor Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in In-vestor Shares will not be included in the Portfolio performance calculations.

                                      59.

--------------------------------------------------------------------------------

OTHER INFORMATION ON THE PERFORMANCE OF PNC EQUITY ADVISORS COMPANY

The tables below set forth performance information relating to the Small Cap Growth Equity Portfolio and a small cap growth equity account (the "Small Cap Account") that is also managed by PEAC for certain trust accounts and which has investment objectives, policies, strategies and risks substantially similar to those of the Small Cap Growth Equity Portfolio. The performance of the Small Cap Account has been restated to reflect certain expenses as set forth in foot-notes 2 and 3 to the table, but does not reflect the deduction of the sales charges applicable to Investor Shares. These sales charges, if reflected, would result in lower performance figures.

The performance data for the Small Cap Account is included to provide investors with a longer performance record for PEAC in managing an account substantially similar to the Small Cap Growth Equity Portfolio as measured against the Rus-sell 2000 Growth Index. The Small Cap Account performance data does not repre-sent the past, present or future performance of the Small Cap Growth Equity Portfolio. Past performance is no guarantee of future results; investors should not consider this performance data as an indication of future performance of the Small Cap Growth Equity Portfolio or of PEAC. Share prices and investment returns will fluctuate reflecting market conditions and cash flows, as well as changes in company-specific fundamentals of portfolio securities. Consequently, investments in either the Small Cap Growth Equity Portfolio or the Small Cap Account may be worth more or less than their original cost at the time of re-demption. The performance presentation is not audited.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns also reflect the brokerage costs borne by the Small Cap Growth Equity Portfolio and the Small Cap Account for all periods presented. The use of a different methodology to calculate performance could result in different performance data.

The Small Cap Account was not subject to the same types of expenses and liquid-ity requirements to which the Small Cap Growth Equity Portfolio is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Small Cap Growth Equity Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance re-sults for the Small Cap Account could have been adversely affected if the Small Cap Account had been regulated as an investment company under the federal secu-rities laws.

                   PEAC'S SMALL CAP GROWTH EQUITY PERFORMANCE

                          AVERAGE ANNUAL TOTAL RETURNS

                         SMALL CAP GROWTH SMALL CAP GROWTH
                         EQUITY PORTFOLIO EQUITY PORTFOLIO
                            INVESTOR A       INVESTOR A
    YEAR OR PERIODS        SHARES (LOAD      SHARES (NO     SMALL CAP    RUSSELL 2000
     ENDED 12/31/97       ADJUSTED)(/1/)     LOAD)(/1/)    ACCOUNT(/2/) GROWTH INDEX(3)
    ---------------      ---------------- ---------------- ------------ ---------------
One Year................       3.75%            8.64%          6.77%         12.95%
Three Years.............      25.80%           27.76%         27.80%         18.09%
Five Years..............        N/A              N/A          20.81%         12.74%
Ten Years...............        N/A              N/A          22.70%         13.49%
From Inception(/4/).....      19.84%           21.13%         20.21%           N/A

                         SMALL CAP GROWTH
                         EQUITY PORTFOLIO  SMALL CAP GROWTH
                         INVESTOR B SHARES EQUITY PORTFOLIO
    YEAR OR PERIODS            (LOAD       INVESTOR B SHARES  SMALL CAP    RUSSELL 2000
     ENDED 12/31/97       ADJUSTED)(/1/)    (NO LOAD)(/1/)   ACCOUNT(/5/) GROWTH INDEX(3)
    ---------------      ----------------- ----------------- ------------ ---------------
One Year................        3.15%             8.01%          5.96%         12.95%
Three Years.............       25.61%            27.11%         26.82%         18.09%
Five Years..............         N/A               N/A          19.88%         12.74%
Ten Years...............         N/A               N/A          21.76%         13.49%
From Inception(/4/).....       19.85%            20.70%         19.28%           N/A

                                      60.

--------------------------------------------------------------------------------

                         SMALL CAP GROWTH SMALL CAP GROWTH
                         EQUITY PORTFOLIO EQUITY PORTFOLIO
                            INVESTOR C       INVESTOR C
    YEAR OR PERIODS        SHARES (LOAD      SHARES (NO     SMALL CAP    RUSSELL 2000
     ENDED 12/31/97       ADJUSTED)(/1/)     LOAD)(/1/)    ACCOUNT(/5/) GROWTH INDEX(3)
    ---------------      ---------------- ---------------- ------------ ---------------
One Year................       3.15%            8.01%          5.96%         12.95%
Three Years.............      25.61%           27.11%         26.82%         18.09%
Five Years..............        N/A              N/A          19.88%         12.74%
Ten Years...............        N/A              N/A          21.76%         13.49%
From Inception(/4/).....      19.85%           20.70%         19.28%           N/A

------
(1) Total return reflects the performance of Investor A, B and C Shares of the Small Cap Growth Equity Portfolio since the commencement of operations of the Portfolio rather than the dates Investor A, B and C Shares in the Port-folio were introduced. Performance information for the Portfolio's Investor A, B and C Shares prior to their introduction dates on 9/15/93, 1/18/96 and 9/6/96, respectively, does not reflect distribution, shareholder servicing, shareholder processing and certain other expenses borne by Investor A, B and C Shares which, if reflected, would reduce the performance quoted for such periods. Performance information presented for Investor A, B and C Shares of the Portfolio prior to their introduction is based upon histori-cal expenses of predecessor classes of shares in the Portfolio which do not reflect the actual expenses that an investor would have incurred as a holder of Investor A, B or C Shares of the Portfolio. This performance in-formation has been restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent de-ferred sales charge (in the case of Investor B and C Shares) when presented inclusive of sales charges. Additional performance information is presented which does not reflect the deduction of sales charges. The performance quoted reflects fee waivers by the Portfolio's service providers. The Port-folio's performance would have been lower in the absence of such waivers.

(2) The performance has been restated to reflect a total expense ratio of 1.34%, which is the total expense ratio that Investor A Shares of the Small Cap Growth Equity Portfolio are expected to incur during the current fiscal year and which reflects an advisory fee of .54% of its average daily net assets. This expense ratio reflects voluntary fee waivers by the Portfo-lio's service providers which may be modified or terminated at any time. In restating the total returns of the Small Cap Account, these expenses were calculated on a quarterly basis for the periods presented. The calculation of these expenses on a more frequent basis would result in lower perfor-mance figures.

(3) Total return data is presented for each period. The Russell 2000 Growth In-dex reflects the investment of income dividends and capital gain distribu-tions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Russell 2000 Growth Index is an unmanaged secu-rities index, and an investment cannot be made directly in the Russell 2000 Growth Index. For more information on the Russell 2000 Growth Index, see the Appendix to this Prospectus.

(4) The Small Cap Growth Equity Portfolio and the Small Cap Account commenced investment operations on 9/14/93 and 8/1/87, respectively.

(5) The performance has been restated to reflect a total expense ratio of 2.09%, which is the total expense ratio that Investor B and C Shares of the Small Cap Growth Equity Portfolio are expected to incur during the current fiscal year and which reflects an advisory fee of .54% of its average daily net assets. This expense ratio reflects voluntary fee waivers by the Port-folio's service providers which may be modified or terminated at any time. In restating the total returns of the Small Cap Account, these expenses were calculated on a quarterly basis for the periods presented. The calcu-lation of these expenses on a more frequent basis would result in lower performance figures.


                                      61.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES:
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7762
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      62.

--------------------------------------------------------------------------------

                                 APPENDIX

    COMPASS CAPITAL        PERFORMANCE
       PORTFOLIO            BENCHMARK                          DESCRIPTION
Large Cap Value Equity   Russell 1000     An index composed of those Russell 1000 securities
                         Value Index      with less-than-average growth orientation.
                                          Securities in this index generally have low price-
                                          to-book and price-earnings ratios, higher dividend
                                          yields and lower forecasted growth values than more
                                          growth-oriented securities in the Russell 1000
                                          Growth Index.
Large Cap Growth Equity  Russell 1000     The Russell 1000 Growth Index contains those Russell
                         Growth Index     1000 securities with a greater-than-average growth
                                          orientation. Companies in this index tend to exhibit
                                          higher price-to-book and price-earnings ratios,
                                          lower dividend yields and higher forecasted growth
                                          values than the Russell 1000 Value Index.
Mid-Cap Value Equity     Russell Midcap   The Russell Midcap Value Index consists of the
                         Value Index      bottom 800 securities of the Russell 1000 Index with
                                          less-than-average growth orientation as ranked by
                                          total market capitalization.
Mid-Cap Growth Equity    Russell Midcap   The Russell Midcap Growth Index consists of the
                         Growth Index     bottom 800 securities of the Russell 1000 Index with
                                          greater-than-average growth orientation as ranked by
                                          total market capitalization.
Small Cap Value Equity   Russell 2000     The Russell 2000 Value Index contains those Russell
                         Value Index      2000 securities with a less-than-average growth
                                          orientation. Securities in this index generally have
                                          lower price-to-book and price-earnings ratios than
                                          those in the Russell 2000 Growth Index.
Small Cap Growth Equity  Russell 2000     An index composed of those Russell 2000 securities
                         Growth Index     with a greater-than-average growth orientation.
                                          Securities in this index generally have higher
                                          price-to-book and price-earnings ratios than those
                                          in the Russell 2000 Value Index.
International Equity     EAFE Index       An index composed of a sample of companies
                                          representative of the market structure of 20
                                          European and Pacific Basin countries. The Index is a
                                          market value-weighted average of the performance of
                                          over 900 securities listed on the stock exchanges of
                                          such countries.
International Small Cap  Salomon Brothers Small stock index which represents the bottom 20% of
Equity                   Extended         the Salomon Brothers Broad Market Index ("BMI"). The
                         Markets World    BMI is an available equity capital weighted index
                         Ex-U.S. Index    representative of the market structure of 20
                                          international developed countries. It contains
                                          companies with an available market capitalization
                                          greater than $100 million.
International Emerging   MSCI Emerging    The Morgan Stanley Capital International (MSCI)
Markets                  Markets Free     Emerging Markets Free Index (EMF) is a market
                         Index            capitalization weighted index composed of companies
                                          representative of the market structure of 22
                                          Emerging Market countries in Europe, Latin America,
                                          Africa and the Pacific Basin. The MSCI EMF Index
                                          excludes closed markets and those shares in
                                          otherwise free markets which are not purchasable by
                                          foreigners.
Select Equity            S&P 500 Index    An unmanaged index of 500 selected common stocks,
                                          most of which are listed on the New York Stock
                                          Exchange. The Index is heavily weighted toward
                                          stocks with large market capitalizations and
                                          represents approximately two-thirds of the total
                                          market value of all domestic common stocks.
Index Equity             S&P 500 Index    An unmanaged index of 500 selected common stocks,
                                          most of which are listed on the New York Stock
                                          Exchange. The Index is heavily weighted toward
                                          stocks with large market capitalizations and
                                          represents approximately two-thirds of the total
                                          market value of all domestic common stocks.
Balanced                 S&P 500 Index    An unmanaged index of 500 selected common stocks,
                                          most of which are listed on the New York Stock
                                          Exchange. The Index is heavily weighted toward
                                          stocks with large market capitalizations and
                                          represents approximately two-thirds of the total
                                          market value of all domestic common stocks.
                         Salomon Broad    An unmanaged index of 3500 bonds. The Broad
                         Investment       Investment Grade Index is market capitalization
                         Grade Index      weighted and includes Treasury, Government sponsored
                                          mortgages and investment grade fixed rate corporates
                                          with a maturity of 1 year or longer.

                                      63.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity

    Mid-Cap Growth Equity               Micro-Cap Equity
                                        International Equity
    Mid-Cap Value Equity                International Emerging Markets

    Small Cap Growth Equity             International Small Cap Equity
                                        Index Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                          January 28, 1998
--------------------------------------------------------------------------------
THE EQUITY PORTFOLIOS INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS
                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   6
            What Are The Portfolios?.....................................  18
            What Are The Differences Among The Portfolios?...............  19
            What Additional Investment Policies And Risks Apply?.........  21
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  30
            Who Manages The Fund?........................................  31
            How Are Shares Purchased And Redeemed?.......................  36
            How Is Net Asset Value Calculated?...........................  38
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  38
            How Are Fund Distributions Taxed?............................  39
            How Is The Fund Organized?...................................  40
            How Is Performance Calculated?...............................  43
            Other Information On The Performance Of PNC Equity Advisors
             Company.....................................................  44
            How Can I Get More Information?..............................  46

              This Prospectus sets forth concisely information about the Black-Rock Funds SM (the "Fund") equity Portfolios that a prospective investor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated Janu-ary 28, 1998 has been filed with the Securities and Exchange Com-mission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Pro-spectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incor-porated by reference and other information regarding the Fund that has been filed with the SEC.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

              The Index Equity Portfolio seeks to achieve its investment objec-tive by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management investment company, rather than through a portfolio of various securities. The investment experience of the Index Equity Portfolio corresponds directly with the investment experience of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment ob-jective, policies and limitations as the Index Equity Portfolio and, except as specifically noted, is also referred to as a "Portfolio" in this Prospectus. For additional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------

THE EQUITY PORTFOLIOS OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Equity Portfolios of BLACKROCK FUNDS consist of thirteen diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Nine of these Portfolios invest in U.S. stocks, three Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds. A detailed description of twelve* of these Portfolios (the "Port-folios") begins on page 18 and a summary of each Performance Benchmark is contained in the Appendix.

               BLACKROCK         PERFORMANCE          LIPPER PEER GROUP
               PORTFOLIO         BENCHMARK

               LARGE CAP         Russell 1000         Growth and Income
                VALUE EQUITY      Value Index

               LARGE CAP         Russell 1000         Growth
                GROWTH EQUITY     Growth Index

               MID-CAP VALUE     Russell Midcap       Midcap
                EQUITY            Value Index

               MID-CAP GROWTH    Russell Midcap       Midcap
                EQUITY            Growth Index

               SMALL CAP         Russell 2000         Small Company Growth
                VALUE EQUITY      Value Index

               SMALL CAP         Russell 2000         Small Company Growth
                GROWTH EQUITY     Growth Index

               INTERNATIONAL     EAFE Index           International
                EQUITY

               INTERNATIONAL     Salomon              International Small Cap
                SMALL CAP        Brothers
                EQUITY           Extended
                                  Markets World
                                  Ex-U.S. Index

               INTERNATIONAL     MSCI Emerging        Emerging Markets
                EMERGING         Markets Free
                MARKETS          Index

               SELECT EQUITY     S&P 500 Index        Growth and Income

               INDEX EQUITY      S&P 500 Index        S&P 500 Index

               BALANCED          S&P 500 Index        Balanced
                                  and Salomon
                                  Broad
                                  Investment
                                  Grade Index

               * A copy of the Micro-Cap Equity Prospectus can be obtained by calling 1-888-8BLACKROCK.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Portfolios. We
BLACKROCK      intend this document to be an effective tool as you explore
EQUITY         different directions in equity investing.
PORTFOLIOS


CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. The Portfolios will hold equity securi-
EQUITY         ties, and some or all of the Portfolios may acquire warrants,
INVESTING      foreign securities, securities of smaller capitalized foreign and domestic issuers and illiquid securities; enter into repur-chase and reverse repurchase agreements; lend portfolio securi-ties to third parties; and enter into futures contracts and op-tions and forward currency exchange contracts. These and the other investment practices set forth below, and their associ-ated risks, deserve careful consideration. Certain risks asso-ciated with international investments are heightened because of currency fluctuations and investments in emerging markets. See
               "What Additional Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE            Portfolios, see "How Are Shares Purchased And Redeemed?"
BLACKROCK
FUNDS


                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Institutional Shares of the Portfolios for the fiscal year ended September 30, 1997 as a per-centage of average daily net assets. The figures shown for the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Growth Equity, Small Cap Value Equi-ty, Select Equity and Balanced Portfolios have been restated to reflect current expenses and fee waivers. Because the Mid-Cap Value Equity Portfolio, Mid-Cap Growth Equity Portfolio and International Small Cap Equity Portfolio are new, the figures shown for these Portfolios under "Other expenses" are estimates for the current fiscal year. An example based on the summary is also shown.

                           LARGE CAP  LARGE CAP                   MID-CAP    SMALL CAP  SMALL CAP
                             VALUE     GROWTH       MID-CAP        GROWTH      VALUE     GROWTH
                            EQUITY     EQUITY     VALUE EQUITY     EQUITY     EQUITY     EQUITY
                           PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO  PORTFOLIO  PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)                  .48%       .52%            .79%        .79%       .55%       .54%
 Other operating expenses        .31        .27             .35         .35        .32        .33
                                 ---        ---             ---         ---        ---        ---
 Administration fees
  (after fee
  waivers)(/1/)             .20        .19          .20           .20         .22        .23
 Other expenses             .11        .08          .15           .15         .10        .10
                            ---        ---          ---           ---         ---        ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                  .79%       .79%           1.14%       1.14%       .87%       .87%
                                 ===        ===            ====        ====        ===        ===

                                           INTERNATIONAL   INTERNATIONAL
                           INTERNATIONAL     SMALL CAP        EMERGING      SELECT       INDEX
                               EQUITY          EQUITY         MARKETS       EQUITY      EQUITY     BALANCED
                             PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO  PORTFOLIO+   PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)(/2/)                  .66%            .80%           1.16%       .52%        .025%       .52%
 Other operating expenses             .40             .53             .62        .27         .155        .32
                                      ---             ---             ---        ---         ----        ---
 Administration fees
  (after fee
  waivers)(/1/)               .21             .23             .27           .19        .033         .20
 Other expenses               .19             .30             .35           .08        .122         .12
                              ---             ---             ---           ---        ----         ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                      1.06%           1.33%           1.78%       .79%         .18%       .84%
                                     ====            ====            ====        ===          ===        ===

(1) Without waivers, advisory fees would be .54% for the Large Cap Value Equity Portfolio, .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, .75%, 1.00% and 1.25%, respectively, for the International Eq-uity, International Small Cap Equity and International Emerging Markets Portfolios and .55% for each of the other Portfolios and administration fees would be .21% for the Large Cap Value Equity Portfolio, .22% for the Large Cap Growth Equity Portfolio, .28% for the International Emerging Mar-kets Portfolio and .23% for each other Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .31%, .31%, .39%, .37%, .33%, .32%, .41%, .55%, .62%, .31%, .18% and .34%, respective-
    ly, and "Total Portfolio operating expenses" would be .85%, .86%, 1.19%, 1.17%, .88%, .87%, 1.16%, 1.55%, 1.87%, .86%, .38% and .89%, respectively.

(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

                                       4.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $ 8        $25        $44        $98
Large Cap Growth Equity Portfolio      8         25         44         98
Mid-Cap Value Equity Portfolio        12         36        N/A        N/A
Mid-Cap Growth Equity Portfolio       12         36        N/A        N/A
Small Cap Value Equity Portfolio       9         28         48        107
Small Cap Growth Equity Portfolio      9         28         48        107
International Equity Portfolio        11         34         58        129
International Small Cap Equity
 Portfolio                            14         42        N/A        N/A
International Emerging Markets
 Portfolio                            18         56         96        209
Select Equity Portfolio                8         25         44         98
Index Equity Portfolio                 2          6         10         23
Balanced Portfolio                     9         27         47        104

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased and Re-deemed?--Distributor" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating expenses) an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested are approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of securities held by the Index Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

-------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
-------------------------------------------------------------------------------

                 The following financial information has been derived from the financial statements incorporated by reference into the Statement of Additional Information and has been audited by the Portfolios' independent accountant. This financial in-formation should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder re-ports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764. Information con-cerning the historical investment results of Institutional Shares of the Index Equity Portfolio reflects the financial experience of that Portfolio prior to its conversion on June 2, 1996 to a feeder portfolio of the Index Master Portfolio.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LARGE CAP VALUE EQUITY PORTFOLIO
                     (FORMERLY THE VALUE EQUITY PORTFOLIO)

                                                                              FOR THE
                                                                               PERIOD
                             YEAR      YEAR      YEAR      YEAR      YEAR    4/20/92/1/
                            ENDED     ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT BEGIN-
 NING OF PERIOD            $  15.35  $  13.92  $  11.62  $  11.68  $   9.78   $  10.00
                           --------  --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income         0.31      0.35      0.34      0.27      0.22       0.12
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  4.69      2.41      2.54      0.16      1.91      (0.24)
                           --------  --------  --------  --------  --------   --------
 Total from investment
  operations                   5.00      2.76      2.88      0.43      2.13      (0.12)
                           --------  --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.30)    (0.36)    (0.33)    (0.27)    (0.23)     (0.10)
 Distributions from net
  realized capital gains      (2.52)    (0.97)    (0.25)    (0.22)      - -        - -
                           --------  --------  --------  --------  --------   --------
 Total distributions          (2.82)    (1.33)    (0.58)    (0.49)    (0.23)     (0.10)
                           --------  --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $  17.53  $  15.35  $  13.92  $  11.62  $  11.68   $   9.78
                           ========  ========  ========  ========  ========   ========
Total return                  37.66%    21.01%    25.73%     3.76%    21.92%     (1.19)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)      $743,405  $731,024  $508,273  $577,996  $432,776   $322,806
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.78%     0.75%     0.67%     0.65%     0.80%      0.85%/2/
 Before
  advisory/administration
  fee waivers                  0.85%     0.84%     0.81%     0.81%     0.83%      0.85%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  1.94%     2.40%     2.68%     2.44%     2.07%      2.62%/2/
 Before
  advisory/administration
  fee waivers                  1.87%     2.32%     2.53%     2.28%     2.04%      2.62%/2/
PORTFOLIO TURNOVER RATE          37%       60%       12%       11%       11%        13%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0580  $ 0.0556       N/A       N/A       N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      6.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LARGE CAP GROWTH EQUITY PORTFOLIO
                     (FORMERLY THE GROWTH EQUITY PORTFOLIO)

                                                                                                FOR THE
                                                                                                 PERIOD
                             YEAR      YEAR      YEAR     YEAR       YEAR     YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94   9/30/93   9/30/92  9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  14.96  $  13.03  $  10.19  $ 11.58   $   9.92  $ 10.28  $  9.98   $ 10.00
                           --------  --------  --------  -------   --------  -------  -------   -------
Income from investment
 operations
 Net investment income         0.09      0.08      0.13     0.06       0.06     0.21     0.24      0.31
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                  4.72      2.29      2.88    (1.34)      2.07     0.30     1.51     (0.26)
                           --------  --------  --------  -------   --------  -------  -------   -------
  Total from investment
   operations                  4.81      2.37      3.01    (1.28)      2.13     0.51     1.75      0.05
                           --------  --------  --------  -------   --------  -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.11)    (0.06)    (0.17)   (0.01)     (0.07)   (0.37)   (0.32)    (0.07)
 Distributions from capi-
  tal                           - -       - -       - -      - -      (0.01)     - -      - -       - -
 Distributions from net
  realized capital gains      (0.74)    (0.38)      - -    (0.10)     (0.39)   (0.50)   (1.13)      - -
                           --------  --------  --------  -------   --------  -------  -------   -------
  Total distributions         (0.85)    (0.44)    (0.17)   (0.11)     (0.47)   (0.87)   (1.45)    (0.07)
                           --------  --------  --------  -------   --------  -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  18.92  $  14.96  $  13.03  $ 10.19   $  11.58  $  9.92  $ 10.28   $  9.98
                           ========  ========  ========  =======   ========  =======  =======   =======
Total return                  33.69%    18.67%    29.88%  (11.14)%    22.18%    4.98%   19.47%     0.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $482,851  $481,171  $211,543  $97,834   $100,049  $58,372  $54,912   $39,790
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.79%     0.75%     0.67%    0.65%      0.81%    0.85%    0.85%     0.85%/2/
 Before
  advisory/administration
  fee waivers                  0.86%     0.86%     0.85%    0.89%      0.87%    0.86%    0.91%     0.88%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.54%     0.63%     1.20%    0.62%      0.50%    2.07%    2.59%     2.75%/2/
 Before
  advisory/administration
  fee waivers                  0.47%     0.51%     1.01%    0.38%      0.44%    2.06%    2.53%     2.72%/2/
PORTFOLIO TURNOVER RATE          81%       58%       55%     212%       175%     162%     211%      149%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0594  $ 0.0598       N/A      N/A        N/A      N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                      MID-CAP VALUE EQUITY PORTFOLIO [/R]

                                                 FOR THE
                                                 PERIOD
                                               12/27/96/1/
                                                 THROUGH
                                                 9/30/97
NET ASSET VALUE AT BEGINNING OF PERIOD          $  10.00
                                                --------
Income from investment operations
 Net investment income                              0.10
 Net gain (loss) on investments
  (both realized and unrealized)                    2.80
                                                --------
  Total from investment operations                  2.90
                                                --------
LESS DISTRIBUTIONS
 Distributions from net investment income          (0.10)
 Distributions from capital                          - -
 Distributions from net realized capital gains       - -
                                                --------
  Total distributions                              (0.10)
                                                --------
NET ASSET VALUE AT END OF PERIOD                $  12.80
                                                ========
Total return                                       29.11%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $106,886
 Ratios of expenses to average net assets
 After advisory/administration fee waivers          1.15%/2/
 Before advisory/administration fee waivers         1.19%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers          1.33%/2/
 Before advisory/administration fee waivers         1.29%/2/
PORTFOLIO TURNOVER RATE                               36%
AVERAGE COMMISSION RATE/3/                      $ 0.0528

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                      MID-CAP GROWTH EQUITY PORTFOLIO [/R]

                                                 FOR THE
                                                 PERIOD
                                               12/27/96/1/
                                                 THROUGH
                                                 9/30/97
NET ASSET VALUE AT BEGINNING OF PERIOD          $  10.00
                                                --------
Income from investment operations
 Net investment income                             (0.01)
 Net gain (loss) on investments
  (both realized and unrealized)                    2.21
                                                --------
  Total from investment operations                  2.20
                                                --------
LESS DISTRIBUTIONS
 Distributions from net investment income            - -
 Distributions from capital                          - -
 Distributions from net realized capital gains       - -
                                                --------
  Total distributions                                - -
                                                --------
NET ASSET VALUE AT END OF PERIOD                $  12.20
                                                ========
Total return                                       22.00%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $107,709
 Ratios of expenses to average net assets
 After advisory/administration fee waivers          1.13%/2/
 Before advisory/administration fee waivers         1.17%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers         (0.16)%/2/
 Before advisory/administration fee waivers        (0.20)%/2/
PORTFOLIO TURNOVER RATE                               64%
AVERAGE COMMISSION RATE/3/                      $ 0.0576

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                              FOR THE
                                                                               PERIOD
                             YEAR      YEAR      YEAR      YEAR      YEAR    4/13/92/1/
                            ENDED     ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT BEGIN-
 NING OF PERIOD            $  15.98  $  15.16  $  13.62  $  13.08  $  10.14   $ 10.00
                           --------  --------  --------  --------  --------   -------
Income from investment
 operations
 Net investment income         0.17      0.10      0.06      0.04      0.04      0.02
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                  6.39      1.70      2.17      0.77      3.02      0.13
                           --------  --------  --------  --------  --------   -------
  Total from investment
   operations                  6.56      1.80      2.23      0.81      3.06      0.15
                           --------  --------  --------  --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.17)    (0.11)    (0.08)    (0.02)    (0.04)    (0.01)
 Distributions from net
  realized capital gains      (2.17)    (0.87)    (0.61)    (0.25)    (0.08)      - -
                           --------  --------  --------  --------  --------   -------
  Total distributions         (2.34)    (0.98)    (0.69)    (0.27)    (0.12)    (0.01)
                           --------  --------  --------  --------  --------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  20.20  $  15.98  $  15.16  $  13.62  $  13.08   $ 10.14
                           ========  ========  ========  ========  ========   =======
Total return                  47.36%    12.64%    17.43%     6.28%    30.36%     1.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)      $309,899  $214,828  $168,334  $168,360  $128,805   $75,045
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.87%     0.85%     0.75%     0.73%     0.83%     0.85%/2/
 Before
  advisory/administration
  fee
  waivers                      0.88%     0.86%     0.84%     0.85%     0.87%     0.89%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  1.09%     0.68%     0.44%     0.28%     0.31%     0.51%/2/
 Before
  advisory/administration
  fee
  waivers                      1.08%     0.67%     0.35%     0.16%     0.27%     0.47%/2/
PORTFOLIO TURNOVER RATE          66%       50%       31%       18%       41%       17%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0504   $0.0580       N/A       N/A       N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                     FOR THE
                                                                      PERIOD
                             YEAR      YEAR       YEAR     YEAR     9/14/93/1/
                            ENDED     ENDED      ENDED     ENDED     THROUGH
                           9/30/97   9/30/96    9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  21.94  $  15.06   $  10.16  $ 10.47    $ 10.00
                           --------  --------   --------  -------    -------
Income from investment
 operations
 Net investment income         0.02     (0.01)      0.02     0.03        - -
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  3.18      6.91       4.90    (0.33)      0.47
                           --------  --------   --------  -------    -------
  Total from investment
   operations                  3.20      6.90       4.92    (0.30)      0.47
                           --------  --------   --------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.03)    (0.02)     (0.02)   (0.01)       - -
 Distributions from net
  realized capital gains      (1.49)      - -        - -      - -        - -
                           --------  --------   --------  -------    -------
  Total distributions         (1.52)    (0.02)     (0.02)   (0.01)       - -
                           --------  --------   --------  -------    -------
NET ASSET VALUE AT END OF
 PERIOD                    $  23.62  $  21.94   $  15.06  $ 10.16    $ 10.47
                           ========  ========   ========  =======    =======
Total return                  15.89%    45.87%     48.50%  (2.89)%      4.70%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)      $495,904  $299,563   $145,915  $65,612    $11,310
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.87%     0.86%      0.75%    0.48%      0.73%/2/
 Before
  advisory/administration
  fee waivers                  0.87%     0.88%      0.88%    1.04%      1.42%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.01%    (0.07)%     0.22%    0.45%     (0.11)%/2/
 Before
  advisory/administration
  fee waivers                  0.01%    (0.09)%     0.09%   (0.10)%    (0.80)%/2/
PORTFOLIO TURNOVER RATE          82%       89%        74%      89%         9%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0572  $ 0.0569        N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      11.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                                FOR THE
                                                                                 PERIOD
                             YEAR      YEAR      YEAR      YEAR       YEAR     4/27/92/1/
                            ENDED     ENDED     ENDED     ENDED      ENDED      THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94    9/30/93     9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  13.43  $  13.27  $  13.44  $  12.48   $   9.87    $ 10.00
                           --------  --------  --------  --------   --------    -------
Income from investment
 operations
 Net investment income         0.14      0.17      0.17      0.15       0.11       0.11
 Net realized gain (loss)
  on investments (both
  realized and
  unrealized)                  1.77      0.84      0.13      1.17       2.61      (0.17)
                           --------  --------  --------  --------   --------    -------
  Total from investment
   operations                  1.91      1.01      0.30      1.32       2.72      (0.06)
                           --------  --------  --------  --------   --------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.28)    (0.18)    (0.11)    (0.11)     (0.11)     (0.07)
 Distributions from net
  realized capital gains      (0.41)    (0.67)    (0.36)    (0.25)       - -        - -
                           --------  --------  --------  --------   --------    -------
  Total distributions         (0.69)    (0.85)    (0.47)    (0.36)     (0.11)     (0.07)
                           --------  --------  --------  --------   --------    -------
NET ASSET VALUE AT END OF
 PERIOD                    $  14.65  $  13.43  $  13.27  $  13.44   $  12.48    $  9.87
                           ========  ========  ========  ========   ========    =======
Total return                  14.88%     8.01%     2.46%    10.71 %    27.72 %    (0.61)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)      $433,135  $388,588  $312,588  $284,905   $131,052    $60,357
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  1.06%     1.36%     1.53%     0.95 %     1.10 %     1.20%/2/
 Before
  advisory/administration
  fee waivers                  1.16%     1.46%     1.63%     1.14 %     1.16 %     1.21%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.94%     0.65%     0.50%     1.27 %     1.17 %     2.59%/2/
 Before
  advisory/administration
  fee waivers                  0.84%     0.54%     0.40%     1.08 %     1.11 %     2.58%/2/
PORTFOLIO TURNOVER RATE          62%       70%      105%       37 %       31 %       15%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0166  $ 0.0158       N/A       N/A        N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                                 FOR THE
                                                  PERIOD
                                                9/26/97/1/
                                                 THROUGH
                                                 9/30/97
NET ASSET VALUE AT BEGINNING OF PERIOD           $ 10.00
                                                 -------
Income from investment operations
 Net investment income                               - -
 Net gain (loss) on investments (both realized
  and unrealized)                                  (0.06)
                                                 -------
  Total from investment operations                 (0.06)
                                                 -------
LESS DISTRIBUTIONS
 Distributions from net investment income            - -
 Distributions from net realized capital gains       - -
                                                 -------
  Total distributions                                - -
                                                 -------
NET ASSET VALUE AT END OF PERIOD                 $  9.94
                                                 =======
Total return                                       (0.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)      $15,415
 Ratios of expenses to average net assets
 After advisory/administration fee waivers          1.33%/2/
 Before advisory/administration fee waivers         1.55%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers          1.42%/2/
 Before advisory/administration fee waivers         1.19%/2/
PORTFOLIO TURNOVER RATE                                0%
AVERAGE COMMISSION RATE/3/                       $0.0268

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      13.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                        YEAR     YEAR     YEAR     6/17/94/1/
                                       ENDED     ENDED    ENDED     THROUGH
                                      9/30/97   9/30/96  9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $   8.76  $  8.19  $ 10.56     $10.00
                                      --------  -------  -------     ------
Income from investment operations
 Net investment income                    0.03     0.08     0.08       0.03
 Net gain (loss) on investments (both
  realized and unrealized)                0.95     0.50    (2.15)      0.53
                                      --------  -------  -------     ------
  Total from investment operations        0.98     0.58     2.07       0.56
                                      --------  -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                 (0.05)     - -    (0.10)       - -
 Distributions from capital                - -      - -    (0.01)       - -
 Distributions from net realized cap-
  ital gains                               - -    (0.01)   (0.19)       - -
                                      --------  -------  -------     ------
  Total distributions                    (0.05)   (0.01)   (0.30)       - -
                                      --------  -------  -------     ------
NET ASSET VALUE AT END OF PERIOD      $   9.69  $  8.76  $  8.19     $10.56
                                      ========  =======  =======     ======
Total return                             11.16%    6.97%  (19.72)%     5.60%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $116,107  $68,664  $29,319     $2,511
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                 1.78%    1.78%    1.78%      1.75%/2/
 Before advisory/administration fee
  waivers                                 1.87%    1.88%    2.02%      2.73%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                 0.37%    0.96%    1.90%      1.19%/2/
 Before advisory/administration fee
  waivers                                 0.27%    0.87%    1.66%      0.21%/2/
PORTFOLIO TURNOVER RATE                     33%      44%      75%         4%
AVERAGE COMMISSION RATE/3/            $ 0.0016  $0.0018      N/A        N/A

/1/Commencement of operations of share classes.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      14.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO

                                                                     FOR THE
                                                                      PERIOD
                               YEAR      YEAR      YEAR     YEAR    9/13/93/1/
                              ENDED     ENDED     ENDED     ENDED    THROUGH
                             9/30/97   9/30/96   9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGIN-
 NING OF PERIOD              $  13.57  $  11.88  $   9.92  $  9.97   $ 10.00
                             --------  --------  --------  -------   -------
Income from investment op-
 erations
 Net investment income           0.19      0.21      0.22     0.22      0.01
 Net gain (loss) on
  investments (both
  realized and unrealized)       5.15      2.08      2.08    (0.04)    (0.04)
                             --------  --------  --------  -------   -------
  Total from investment op-
   erations                      5.34      2.29      2.30     0.18     (0.03)
                             --------  --------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net in-
  vestment income               (0.19)    (0.21)    (0.22)   (0.23)      - -
 Distributions from net re-
  alized capital gains          (1.21)    (0.39)    (0.12)     - -       - -
                             --------  --------  --------  -------   -------
  Total distributions           (1.40)    (0.60)    (0.34)   (0.23)      - -
                             --------  --------  --------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                      $  17.51  $  13.57  $  11.88  $  9.92   $  9.97
                             ========  ========  ========  =======   =======
Total return                    42.50%    19.84%    23.76%    1.79%     (.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)        $379,687  $274,434  $238,813  $48,123   $69,268
 Ratios of expenses to av-
  erage net assets
 After
  advisory/administration
  fee waivers                    0.79%     0.74%     0.67%    0.65%     0.65%/2/
 Before
  advisory/administration
  fee waivers                    0.86%     0.87%     0.85%    0.93%     0.87%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                    1.24%     1.70%     2.35%    2.11%     2.17%/2/
 Before
  advisory/administration
  fee waivers                    1.17%     1.58%     2.17%    1.82%     1.95%/2/
PORTFOLIO TURNOVER RATE            29%       55%       51%      88%        2%
AVERAGE COMMISSION RATE/3/   $ 0.0547  $ 0.0487       N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      15.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                                                                      FOR THE
                                                                                       PERIOD
                             YEAR      YEAR              YEAR      YEAR      YEAR    4/20/92/1/
                            ENDED     ENDED             ENDED     ENDED     ENDED     THROUGH
                           9/30/97   9/30/96           9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT BEGIN-
 NING OF PERIOD            $  13.97  $  13.58          $  10.93  $  11.02  $  10.06   $  10.00
                           --------  --------          --------  --------  --------   --------
Income from investment
 operations
 Net investment income         0.04      0.30              0.38      0.31      0.27       0.13
 Net realized gain (loss)
  on investments
  (both realized and
  unrealized)                  5.02      2.13              2.73      0.03      0.97       0.03
                           --------  --------          --------  --------  --------   --------
  Total from investment
   operations                  5.06      2.43              3.11      0.34      1.24       0.16
                           --------  --------          --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.03)    (0.34)            (0.34)    (0.32)    (0.28)     (0.10)
 Distributions from net
  realized capital gains      (0.68)    (1.70)            (0.12)    (0.11)      - -        - -
                           --------  --------          --------  --------  --------   --------
  Total distributions         (0.71)    (2.04)            (0.46)    (0.43)    (0.28)     (0.10)
                           --------  --------          --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $  18.32  $  13.97          $  13.58  $  10.93  $  11.02   $  10.06
                           ========  ========          ========  ========  ========   ========
Total return                  39.78%    19.82%            29.30%     3.07%    12.40%      1.62%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)      $166,786  $127,076          $109,433  $147,746  $186,163   $175,888
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.18%     0.18%             0.17%     0.15%     0.40%      0.45%/2/
 Before
  advisory/administration
  fee waivers                  0.38%     0.50%/3/          0.50%     0.52%     0.52%      0.64%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  1.71%     2.29%             2.92%     2.72%     2.46%      2.85%/2/
 Before
  advisory/administration
  fee waivers                  1.51%     1.98%             2.59%     2.35%     2.34%      2.66%/2/
PORTFOLIO TURNOVER RATE       --/5/        18%/4/, /5/       18%       17%        8%        23%
AVERAGE COMMISSION RATE       --/5/  $ 0.0319 /4/, /5/      N/A       N/A       N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Including expenses allocated from the U.S. Large Company Series of The DFA
 Investment Trust Company of 0.13%.
/4/For the period from October 1, 1995 through May 31, 1996.

/5/See footnotes to the financial statements of The DFA Investment Trust Com-pany for the year ended November 30, 1996 and the period ended September 30, 1997.

                                      16.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                                                          FOR THE
                                                                          PERIOD
                            YEAR     YEAR     YEAR     YEAR      YEAR    5/1/92/1/
                            ENDED    ENDED    ENDED    ENDED     ENDED    THROUGH
                           9/30/97  9/30/96  9/30/95  9/30/94   9/30/93   9/30/92
NET ASSET VALUE AT BEGIN-
 NING OF PERIOD            $ 15.10  $ 13.73  $ 11.98  $ 12.42   $ 11.53   $11.01
                           -------  -------  -------  -------   -------
Income from investment
 operations
 Net investment income        0.52     0.46     0.46     0.38      0.30     0.17
 Net realized gain (loss)
  on investments
  (both realized and
  unrealized)                 3.62     1.49     1.90    (0.39)     1.15     0.51
                           -------  -------  -------  -------   -------   ------
  Total from investment
   operations                 4.14     1.95     2.36    (0.01)     1.45     0.68
                           -------  -------  -------  -------   -------   ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.50)   (0.45)   (0.47)   (0.37)    (0.30)   (0.16)
 Distributions from net
  realized capital gains     (0.52)   (0.13)   (0.14)   (0.06)    (0.26)     - -
                           -------  -------  -------  -------   -------   ------
  Total distributions        (1.02)   (0.58)   (0.61)   (0.43)    (0.56)   (0.16)
                           -------  -------  -------  -------   -------   ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 18.22  $ 15.10  $ 13.73  $ 11.98   $ 12.42   $11.53
                           =======  =======  =======  =======   =======   ======
Total return                 28.43%   14.43%   20.32%   (0.11)%   12.86%    6.23%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of pe-
  riod (in thousands)      $31,674  $37,567  $24,525  $17,610   $12,928   $2,501
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.84%    0.79%    0.67%    0.65%     0.80%    0.95%/2/
 Before
  advisory/administration
  fee waivers                 0.89%    0.90%    0.88%    0.91%     0.98%    1.51%/2/
 Ratios of net investment
  income to average
  net assets
 After
  advisory/administration
  fee waivers                 2.98%    3.16%    3.78%    3.16%     2.89%    3.28%/2/
 Before
  advisory/administration
  fee waivers                 2.92%    3.06%    3.56%    2.89%     2.71%    2.72%/2/
PORTFOLIO TURNOVER RATE        173%     275%     154%      54%       32%      36%
AVERAGE COMMISSION
 RATE/3/                   $0.0364  $0.0599      N/A      N/A       N/A      N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      17.

-------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
-------------------------------------------------------------------------------

                 The BLACKROCK FUND family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disci-plines in order to seek their long-term financial goals.

                 The Equity Portfolios of BLACKROCK FUNDS consist of thirteen investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sec-tor. Nine of these Portfolios invest primarily in U.S. stocks, three Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

                 In certain investment cycles and over certain holding peri-ods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these var-ious product options in the way that most closely fits the investor's goals and sentiments.

INVESTMENT
OBJECTIVES       Each of the twelve BlackRock Equity Portfolios described
                 herein seeks to provide long-term Capital Appreciation.

                 The Select Equity, Large Cap Value Equity and Mid-Cap Value Equity Portfolios pursue a secondary objective of Current Income from dividends.

                 The Balanced Portfolio pursues a secondary objective of Cur-rent Income from an allocation to fixed income securities.

                 To meet its investment objective, each Portfolio employs a specific investment style, as described on the following two pages. No assurance can be made that a Portfolio will achieve its investment objective.

                                      18.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES
AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

                                                                          PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS       BENCHMARK*
 Large Cap Value    Pursues equity             Stocks with               Russell 1000
 Equity             securities (defined as     price/earnings and        Value Index
                    common stocks or           price/book ratios at time
                    securities convertible     of purchase below average
                    into common stocks)        for benchmark and
                    which the sub-adviser      capitalization in excess
                    believes are               of $5 billion.
                    undervalued. A
                    security's earnings
                    trend and its dividend
                    growth rate will also be
                    factors considered in
                    security selection.
 Large Cap Growth   Pursues stocks with        Stocks with growth rate   Russell 1000
 Equity             earnings growth            estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization in excess
                    adviser considers to       of $5 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Mid-Cap Value      Pursues mid cap stocks     Stocks with low           Russell Midcap
 Equity             and sectors which the      price/earnings,           Value Index
                    sub-adviser believes are   price/book, price/cash
                    undervalued. A             flow or price/sales
                    security's earnings        ratios at the time of
                    trend and its dividend     purchase relative to
                    growth rate will also be   their respective sectors
                    factors considered in      or the benchmark and
                    security selection.        capitalization generally
                                               between $1 billion and $5
                                               billion.
 Mid-Cap Growth     Pursues mid cap stocks     Stocks with growth rate   Russell Midcap
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization generally
                    adviser considers to       between $1 billion and $5
                    have favorable and         billion.
                    above-average earnings
                    growth prospects.
 Small Cap Value    Pursues small cap stocks   Stocks with               Russell 2000
 Equity             which the sub-adviser      price/earnings and        Value Index
                    believes are               price/book ratios at time
                    undervalued. A             of purchase below average
                    security's earnings        for benchmark and
                    trend and its dividend     capitalization below $1
                    growth rate will also be   billion.
                    factors considered in
                    security selection.
 Small Cap Growth   Pursues small cap stocks   Stocks with growth rate   Russell 2000
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    small cap stocks which     capitalization below $1
                    the sub-adviser            billion.
                    considers to have
                    favorable and above-
                    average earnings growth
                    prospects.
 International      Pursues non-dollar         Portfolio assets are      EAFE Index
 Equity             denominated stocks of      primarily invested in
                    issuers in countries       international stocks.
                    included in the Morgan
                    Stanley Capital            Stocks with
                    International Europe,      price/earnings ratios
                    Australia and the Far      below average for a
                    East Index ("EAFE").       security's home market or
                    Within this universe, a    stock exchange.
                    value style of investing
                    is employed to select      Diversification across
                    stocks which the sub-      countries, industry
                    adviser believes are       groups and companies with
                    undervalued. A             investment at all times
                    security's earnings        in at least three foreign
                    trend and its price        countries.
                    momentum will also be
                    factors considered in
                    security selection. The
                    sub-adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.


                                      19.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS      BENCHMARK*
 International      Pursues non-dollar         Invests primarily in      Salomon
 Small Cap Equity   denominated stocks of      international stocks with Brothers
                    small cap issuers in       a capitalization below $1 Extended
                    countries included in      billion. Emphasizes       Markets
                    the Salomon Brothers       primarily stocks with     World Ex-U.S.
                    Extended Markets World     price/earnings ratios     Index
                    Ex-U.S. Index which the    below average for such
                    sub-adviser expects to     security's home market or
                    appreciate. In addition,   stock exchange. Seeks
                    there may also be up to    diversification across
                    20% exposure to stocks     countries, industry
                    of issuers in emerging     groups and companies with
                    market countries. Within   investment at all times
                    this universe, a value     in at least three foreign
                    style of investing is      developed countries.
                    employed to select
                    stocks which the sub-
                    adviser believes are
                    undervalued, taking into
                    account the company's
                    earnings trend and its
                    price momentum. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    governmental policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 International      Pursues non-dollar         Portfolio assets are      MSCI
 Emerging Markets   denominated stocks of      primarily invested in     Emerging
                    issuers in emerging        stocks of emerging market Markets Free
                    country markets            issuers.                  Index
                    (generally any country
                    considered to be           Stocks with
                    emerging or developing     price/earnings ratios
                    by the World Bank, the     below average for a
                    International Finance      security's home market or
                    Corporation or the         stock exchange.
                    United Nations). Within
                    this universe, a value     Ordinarily, stocks of
                    style of investing is      issuers in at least three
                    employed to select         emerging markets will be
                    stocks which the sub-      held.
                    adviser believes are
                    undervalued. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 Select Equity      Combines value and         Similar sector weightings S&P 500 Index
                    growth style as sub-       as benchmark, with over-
                    adviser identifies         or under-weighting in
                    market opportunity.        particular securities
                                               within those sectors.
 Index Equity       Invests all of its         The Index Master          S&P 500 Index
                    assets indirectly,         Portfolio holds
                    through the U.S. Large     substantially all the
                    Company Series (the        stocks of the S&P 500
                    "Index Master              Index in approximately
                    Portfolio") of The DFA     the same proportions as
                    Investment Trust Company   they are represented in
                    in the stocks of the S&P   the Index.
                    500 Index using a
                    passive investment style
                    that pursues the
                    replication of the S&P
                    500 Index return.
 Balanced           Holds a blend of equity    Maintains a minimum 25%   S&P 500 and
                    and fixed income           investment in fixed       Salomon Broad
                    securities to deliver      income senior securities. Investment
                    total return through                                 Grade Index
                    capital appreciation and
                    current income.
                    Equity Portion: Combines   Equity Portion: Similar
                    value and growth style     sector weightings as
                    as sub-adviser             benchmark, with over- or
                    identifies market          under- weighting in
                    opportunity.               particular securities
                                               within those sectors.
                    Fixed Income Portion:      Fixed Income Portion:
                    Combines sector rotation   Dollar-denominated
                    and security selection     investment grade bonds,
                    across a broad universe    including U.S.
                    of fixed income            Government, mortgage-
                    securities.                backed, asset-backed and
                                               corporate debt
                                               securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                      20.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES
AND RISKS APPLY?
--------------------------------------------------------------------------------

The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its total assets in equity securities. The Portfolios will invest primarily in equity se-curities of U.S. issuers, except the International Equity, International Emerg-ing Markets and International Small Cap Equity Portfolios, which will invest primarily in foreign issuers. Equity securities include common stock and pre-ferred stock (including convertible preferred stock); bonds, notes and deben-tures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental De-pository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic un-derlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information con-cerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "In-ternational Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio (other than the Index Master Portfolio) may write (i.e.
sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity, Interna-tional Emerging Markets and International Small Cap Equity Portfolios, cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securi-ties, securities indices, or the yield differential between two securities, or, in the case of the International Equity, International Emerging Markets and In-ternational Small Cap Equity Portfolios, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with re-spect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately af-terwards the aggregate amount of margin deposits on its existing futures posi-tions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

                                      21.

-------------------------------------------------------------------------------

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might other-wise result from a market decline or currency exchange fluctuation. A Portfo-lio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by a Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) a sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, each Portfolio, other than the Index Master Portfolio, may invest without limitation in high quality money market instruments. The Portfolios may also invest in high quality money market in-struments pending investment or to meet anticipated redemption requests. The Balanced Portfolio may also invest in these securities in furtherance of its investment objective. The Index Master Portfolio may invest a portion of its assets, normally not more than 5% of its net assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporar-ily uncommitted cash balances.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and ob-ligations of supranational organizations. Generally, such obligations will ma-ture within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, a Portfolio agrees to purchase securities from financial institutions subject to the sell-er's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These trans-actions involve a commitment by a Portfolio to purchase or sell particular se-curities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in in-terest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and

                                      22.

--------------------------------------------------------------------------------
forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from fi-nancial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. A Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. The Index Master Portfolio does not intend to invest in reverse repur-chase agreements. The Balanced Portfolio may utilize reverse repurchase agree-ments when it is anticipated that the interest income to be earned from the in-vestment of the proceeds of the transaction is greater than the interest ex-pense of the transaction. This use of reverse repurchase agreements may be re-garded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the pro-ceeds will be less than the interest expense, that the market value of the se-curities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be re-turned to the Portfolio. During the time a reverse repurchase agreement is out-standing, a Portfolio will maintain a segregated account with the Fund's custo-dian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets (33% in the case of the Index Master Portfolio). In addition, the Balanced Portfolio may borrow up to an additional 5% of its total assets for temporary purposes. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolios (other than the Index Master Portfolio and the Balanced Portfolio) will not make any in-vestments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also invest in securities issued by other investment companies with similar investment objectives. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies invest-ing primarily in foreign securities, including so-called "country funds." Coun-try funds have portfolios consisting exclusively of securities of issuers lo-cated in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addi-tion to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

                                      23.

--------------------------------------------------------------------------------

ILLIQUID SECURITIES. No Portfolio will invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be dis-posed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any pe-riod that qualified institutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio, the Small Cap Value Equity Portfolio and the Interna-tional Small Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized organizations (less than $1 billion at the time of purchase or, with respect to the International Small Cap Equity Portfolio, $1.5 billion for Japanese issuers). Similarly, the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio will invest, under normal market conditions, at least 90% (and in any event at least 65%) of their respective total assets in equity securities of medium-capitalized organizations (between $1 billion and $5 bil-lion at the time of purchase). These organizations will normally have more lim-ited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Master Portfolio (in which all of the assets of the Index Equity Portfo-lio are invested) invests at least 95% of the value of its total assets in se-curities included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index")*. The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same propor-tions as they are represented in the Index. The Index Master Portfolio operates as an index portfolio and, therefore, is not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordi-narily not result in the elimination of a stock from the Portfolio. The Portfo-lio will remain fully invested in common stocks even when stock prices are gen-erally falling. Ordinarily, portfolio securities will not be sold except to re-flect additions or deletions of the stocks that comprise the S&P 500 Index, in-cluding mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Portfolio's shares. The investment performance of the Index Master Portfolio and the Index Equity Port-folio is expected to approximate the investment performance of the S&P 500 In-dex, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio and the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.
--------
* "Standard & Poor's(R)," "S&P(R)," "S&P500(R)," "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and The DFA Investment Trust Company.

                                      24.

--------------------------------------------------------------------------------

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-ING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPE-CIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio, the International Emerging Markets Portfolio and the Interna-tional Small Cap Equity Portfolio (the "International Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in foreign securities involves consid-erations not typically associated with investing in securities of companies or-ganized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign mar-kets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malay-sia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Af-rica, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more devel-oped countries. Some of these countries may have in the past failed to recog-nize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of addi-tional investments in

                                      25.

--------------------------------------------------------------------------------
emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in se-curities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be diffi-cult to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE. From time to time the International Eq-uity Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Portfolio's to-tal assets in this or any other country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese secu-rities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

The International Small Cap Equity Portfolio invests primarily in equity secu-rities of issuers located in countries included in the Salomon Brothers Ex-tended Markets World Ex-U.S. Index. Australia, Austria, Belgium, Canada, Den-mark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom currently comprise the Salomon Index. From time to time the Portfolio may invest more than 25% of its total assets in the securities of is-suers located in Japan or the United Kingdom. As discussed above, investments of 25% or more of the International Small Cap Equity Portfolio's total assets in Japan, the United Kingdom or any other country would make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among is-suers in different countries.

The International Small Cap Equity Portfolio may also invest up to 20% of its assets in countries with emerging economies or securities markets which, as stated above, involves special risks. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Tai-wan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe.

The International Portfolios may (but are not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs), ob-ligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities and state and local Municipal obligations. These securities will be rated at the time of purchase within the four highest rating groups as-signed by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rat-ings Group ("S&P") or another nationally recognized statistical rating organi-zation. If unrated, the securities will be determined at the time of purchase to be of comparable quality by the sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be invest-ment grade although they have speculative characteristics. If a fixed income security is reduced below Baa by Moody's or BBB by S&P, the Portfolio's

                                      26.

--------------------------------------------------------------------------------
sub-adviser will dispose of the security in an orderly fashion as soon as prac-ticable. Investments in securities of foreign issuers, which present additional investment considerations as described above under "International Portfolios," will be limited to 5% of the Portfolio's total assets.

The Balanced Portfolio may make significant investments in residential and com-mercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets) issued by governmental entities and private issuers.

The Balanced Portfolio may acquire several types of mortgage-related securi-ties, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obliga-tions ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Is-suers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multi-ple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other clas-ses having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue in-terest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustees for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivable. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time be-cause the underlying assets (i.e., loans) generally may be prepaid at any time. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools under-lying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to ex-perience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will gener-ally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Balanced Portfolio's principal investment to the extent of premium paid.

                                      27.

-------------------------------------------------------------------------------

The Balanced Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securi-ties containing loans or mortgages originated by PNC Bank, National Associa-tion ("PNC Bank") or its affiliates. It is possible that, under some circum-stances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obliga-tions of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are sup-ported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issu-ing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury cer-tificates ("CATs")). The Balanced Portfolio may purchase these certificates, as well as Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the fu-ture principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments) and state and local government obligations. Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Municipal obligations may be purchased when the Portfolio's sub-adviser believes that their return, on a pre-tax basis, will be comparable to the returns of other permitted in-vestments. Dividends paid by the Portfolio that are derived from interest on municipal obligations will be taxable to shareholders.

To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Balanced Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Port-folio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. Dur-ing the period between the sale and repurchase, the Portfolio will not be en-titled to receive interest and principal payments on the securities sold. Pro-ceeds of the sale will be invested in additional instruments for the Portfo-lio, and the income from these investments will generate income for the Port-folio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment per-formance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities hav-ing a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to

                                      28.

--------------------------------------------------------------------------------
correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

The Balanced Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transac-tions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio anticipates pur-chasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

The Balanced Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Although the Portfolio does not currently intend to do so under current market conditions, the Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater re-sets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Unrated variable and floating rate instruments will be comparable in quality to investment grade securities as determined by the Portfolio's sub-advisers. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain port-folio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital appreciation in the security.

The market value of the Balanced Portfolio's investments in fixed income secu-rities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the rat-ings of any particular security may also affect the value of these investments.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the International Small Cap Equity Port-folio will not exceed 100%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are The Portfolios' Financial High-lights?" A Portfolio's annual portfolio turnover rate will not be a factor pre-venting a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      29.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL
INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets (33% of net assets in the case of the Index Master Portfolio) at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions as that Portfolio.

                                      30.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF
TRUSTEES The business and affairs of the Fund and of The DFA Investment Trust Company (in which the assets of the Fund's Index Equity Portfolio are invested) are managed under the direction of their separate Boards of Trustees. The following persons cur-rently serve as trustees of BlackRock Funds:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Global Wireless.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

               The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND
SUB-ADVISERS   The Adviser to BlackRock Funds is BlackRock, Inc., except with respect to the Index Equity Portfolio. Each of the Portfolios within the BlackRock Fund family (except the Index Equity Port-folio) is managed by a specialized portfolio manager who is a member of one of BlackRock, Inc.'s portfolio management affili-ates.

               As adviser, BlackRock, Inc. is responsible for the overall in-vestment management of the Portfolios. The sub-advisers are re-sponsible for the day-to-day management of the Portfolios, and generally make all purchase and sale investment decisions for the Portfolios. The sub-advisers also provide research and credit analysis.

               THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

               . BlackRock Financial Management, Inc.: Domestic and non-dollar fixed income.

               . PNC Equity Advisors: Growth equity.

               . Provident Capital Management: Value equity.

               . CastleInternational Asset Management: International equity.

               . PIMC: Money market.

               Provident Capital Management, Inc. ("PCM"), which has its pri-mary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103, acts as sub-adviser to the Large Cap Value Equity, Mid-Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios. PNC Equity Advisors Company ("PEAC"), which has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103, acts as sub-adviser to the Large Cap Growth Equity, Mid-Cap Growth Equity and Small Cap Growth Equity Portfolios. CastleInternational Asset Management Limited, which has its primary offices at 7 Castle Street, Ed-inburgh, Scotland, EH2 3AH, acts as sub-adviser to the Interna-tional Equity, International Emerging Markets and International Small Cap Equity Portfolios. BlackRock Financial Management, Inc. ("BlackRock"), which has its primary offices at 345 Park Avenue, New York, New York 10154, and PCM act as subadvisers to the Balanced Portfolio.

                                      31.

--------------------------------------------------------------------------------

                  The Portfolios (other than the Index Equity Portfolio) and their portfolio managers are as follows:

        BLACKROCK PORTFOLIO                             PORTFOLIO MANAGER
        -------------------                             -----------------
 Large Cap Value Equity             Daniel B. Eagan; portfolio manager with sub-adviser since
                                    1995; director of investment strategy at BlackRock, Inc.
                                    during 1994 and 1995; prior to 1994, served as senior
                                    research consultant for Mercer Investment Consulting;
                                    Portfolio manager since January 1997.
 Large Cap Growth Equity            R. Andrew Damm; investment manager with sub-adviser since
                                    1997; senior investment strategist with BlackRock, Inc.
                                    since 1995; portfolio manager with PNC Bank from 1988 to
                                    1995; Mr. Damm has participated in the management of the
                                    Portfolio since 1996 and has been designated Portfolio
                                    manager since September 1997.
 Mid-Cap Value Equity               Christian K. Stadlinger; Vice President of sub-adviser
                                    since July 1996; prior to joining sub-adviser, Portfolio
                                    Manager and Research Analyst with Morgan Stanley Asset
                                    Management; Portfolio co-manager since inception.
                                    Daniel B. Eagan (see above).
                                    Portfolio co-manager since its inception.
 Mid-Cap Growth Equity              William C. McVail; investment manager with sub-adviser
                                    since 1994; prior to joining sub-adviser, equity and
                                    fixed income analyst with PNC Bank; Portfolio co-manager
                                    since its inception.
                                    William J. Wykle; investment manager with sub-adviser
                                    since 1995; investment manager with PNC Bank, National
                                    Association since 1986; Portfolio co-manager since its
                                    inception.
 Small Cap Value Equity             Christian K. Stadlinger; Vice President of sub-adviser
                                    since July 1996; prior to joining sub-adviser, Portfolio
                                    Manager and Research Analyst with Morgan Stanley Asset
                                    Management; Portfolio manager since July 1996.
 Small Cap Growth Equity            William J. Wykle (see above); Portfolio co-manager since
                                    its inception.
                                    William C. McVail; (see above); Portfolio co-manager
                                    since inception.
 International Equity               Gordon Anderson; Managing and Investment Director with
                                    sub- adviser since 1996; prior to joining sub-adviser,
                                    Investment Director of Dunedin Fund Managers Ltd.;
                                    Portfolio manager since 1996.
 International Small Cap Equity     Peter J. Tait; Director and Global Strategist of sub-
                                    adviser since 1996. Director and Head of Continental
                                    European desk at Dunedin Fund Managers Ltd. from 1990 to
                                    1996. Portfolio manager since its inception.
 International Emerging             Euan Rae; Senior Investment Manager with sub-adviser
  Markets                           since 1996; prior to joining sub-adviser, Head of
                                    Emerging Markets at Dunedin Fund Managers Ltd. and
                                    investment manager with Edinburgh Fund Managers;
                                    Portfolio manager since 1996.

                                      32.

--------------------------------------------------------------------------------

        BLACKROCK PORTFOLIO                             PORTFOLIO MANAGER
        -------------------                             -----------------
 Select Equity                      Daniel B. Eagan (see above); Portfolio manager since
                                    1995.
 Balanced                           R. Andrew Damm; Senior investment strategist with
                                    BlackRock, Inc. since 1995; portfolio manager with PNC
                                    Bank from 1988 to 1995; Portfolio co-manager since 1996.
                                    Robert S. Kapito; Vice Chairman of BlackRock since 1988;
                                    Portfolio co-manager since 1995.
                                    Keith T. Anderson; Managing Director and co-chair of
                                    Portfolio Management Group and Investment Strategy
                                    Committee of BlackRock since 1988; Portfolio co-manager
                                    since 1995.

               BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               For their investment advisory and sub-advisory services, Black-Rock, Inc. and the Portfolios' sub-advisers are entitled to fees, computed daily on a portfolio-by-portfolio basis and pay-able monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?", with respect to certain Portfolios, BlackRock, Inc. and the sub-ad-visers intend to waive a portion of their fees during the cur-rent fiscal year. All sub-advisory fees are paid by BlackRock, Inc. and do not represent an extra charge to the Portfolios.

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO
                 EXCEPTTHE INDEX EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH
                   EQUITY AND THE INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .550%                      .400%
            $1 billion -- $2 billion              .500                       .350
            $2 billion -- $3 billion              .475                       .325
            greater than $3 billion               .450                       .300

                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE MID-CAP VALUE
                                          EQUITY AND
                      MID-CAP GROWTH EQUITY PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .800%                      .650%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .500
            greater than $3 billion               .625                       .475

                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                              EQUITY PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .750%                      .600%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .525
            greater than $3 billion               .650                       .500


                                      33.

--------------------------------------------------------------------------------

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                         SMALL CAP EQUITY PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      1.00%                       .85%
            $1 billion -- $2 billion               .95                        .80
            $2 billion -- $3 billion               .90                        .75
            greater than $3 billion                .85                        .70

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                           EMERGING MARKETS PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.250%                     1.100%
            $1 billion -- $2 billion             1.200                      1.050
            $2 billion -- $3 billion             1.155                      1.005
            greater than $3 billion              1.100                       .950

                  Although the advisory fee rates payable by the International Emerging Markets and International Small Cap Equity Portfo-lios are higher than the rates payable by mutual funds in-vesting in domestic securities, the Fund believes they are comparable to the rates paid by many other funds with similar investment objectives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

                  For their last fiscal year the Portfolios paid investment ad-visory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Large Cap Value Equity Portfolio, .48%; Large Cap Growth Equity Portfolio, .52%; Mid-Cap Value Equity Portfo-lio, .79%; Mid-Cap Growth Equity Portfolio, .79%; Small Cap Value Equity Portfolio, .55%; Small Cap Growth Equity Portfo-lio, .54%; International Equity Portfolio, .66%; Interna-tional Emerging Markets Portfolio, 1.16%; Select Equity Port-folio, .52%; and Balanced Portfolio, .52%.

                  The Portfolios' sub-advisers strive to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed to registered broker/dealers who have entered into dealer agreements with the Fund's dis-tributor.

ADVISER TO        Dimensional Fund Advisors Inc. ("DFA"), located at 1299 Ocean
INDEX MASTER      Avenue, 11th Floor, Santa Monica, CA 90401, serves as invest-
PORTFOLIO         ment adviser to the Index Master Portfolio.

                  DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. DFA's assets under management totalled approxi-mately $27 billion at November 30, 1997. David G. Booth and Rex A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors,officers and shareholders of DFA, may be deemed controlling persons of DFA.

                  Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and di-rectors of DFA who are elected annually. DFA provides the In-dex Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

                                      34.

--------------------------------------------------------------------------------

               For the investment advisory services provided to the Index Mas-ter Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Master Portfolio's average daily net assets. For the Index Master Portfolio's fiscal year ended November 30, 1997, DFA received a monthly fee for its investment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's net assets.

ADMINISTRATORS
               BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distributors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-ad-ministrators. BlackRock, Inc. and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net assets and .065% of the av-erage daily net assets of each Portfolio in excess of $1 bil-lion and (ii) .115% of the first $500 million of the average daily net assets allocated to Institutional Shares of each Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the average daily net assets allocated to Institutional Shares of each Portfolio in excess of $1 bil-lion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio. PFPC serves as the administrative services, dividend disbursing and trans-fer agent to the Index Master Portfolio, for which PFPC is en-titled to compensation at the annual rate of .015% of the Index Master Portfolio's net assets.

               For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER
AGENT,         PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND       Street, Philadelphia, Pennsylvania 19103, serves as the Portfo-
DISBURSING     lios' custodian and PFPC, whose principal offices are located
AGENT AND      at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as
CUSTODIAN      their transfer agent and dividend disbursing agent.

EXPENSES
               Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional informa-tion and of printing and distributing prospectuses and state-ments of additional information to existing shareholders, ex-penses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of in-dependent pricing services, and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general ex-penses of the Fund that do not belong to a particular invest-ment portfolio will be allocated among all investment portfo-lios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      35.

-------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
-------------------------------------------------------------------------------

DISTRIBUTOR. Shares of each Portfolio of the Fund are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support ac-tivities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promo-tions in which participants may receive reimbursement of expenses, entertain-ment and prizes such as travel awards, merchandise and cash. For further in-formation, see "Investment Advisory, Administration, Distribution, and Servic-ing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per Share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Re-serve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are per-missible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for institutions is $5,000. There is no minimum subsequent investment require-ment. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Institutional Shares and may suspend and resume the sale of shares of any Portfolio at any time.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days af-ter receiving a redemption order if, in the judgment of BlackRock, Inc., an earlier payment could adversely affect a Portfolio. No charge for wiring re-demption payments is imposed by the Fund.

                                      36.

--------------------------------------------------------------------------------

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

Shares of the Portfolios may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding pur-chases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and condi-tions.

                                      37.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of each Port-folio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to its In-stitutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other as-sets, less any liabilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the super-vision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio of the Fund will distribute substantially all of its net invest-ment income and net realized capital gains, if any, to shareholders. The net investment income of each Portfolio is declared quarterly as a dividend to in-vestors who are shareholders of the Portfolio at the close of business on the day of declaration. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annu-ally. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Institutional Shares of the relevant Portfolio, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with re-spect to distributions paid after its receipt by PFPC.

The Index Equity Portfolio seeks its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Port-folio is allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, is the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Mas-ter Portfolio also allocates to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

                                      38.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio of the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal in-come tax on amounts distributed to shareholders, but shareholders, unless oth-erwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distribu-tions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum tax purposes. The dividends received deduction is not avail-able for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Interna-tional Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and subject to applicable limitations in the Code, each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

The Index Master Portfolio is classified as a partnership for Federal income tax purposes. As such, the Index Master Portfolio will not be subject to Fed-eral income tax, and the Index Equity Portfolio will be allocated its propor-tionate share of the income and realized and unrealized gains and losses of the Index Master Portfolio.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

                                      39.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. Each Equity Portfolio of-fers five separate classes of shares--Institutional Shares, Service Shares, In-vestor A Shares, Investor B Shares and Investor C Shares. This prospectus re-lates only to Institutional Shares of the twelve Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of a Portfo-lio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the per-formance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, in-cluding an automatic investment plan and an automatic withdrawal plan. For fur-ther information regarding the Fund's Service or Investor Share classes, con-tact PFPC at (800) 441-7764 (Service Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, seeks to achieve its investment objective by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio purchases shares of the Index Master Portfolio at net asset value. The net as-set value of the Index Equity Portfolio responds to increases and decreases in the value of the Index Master Portfolio's securities and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund determines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be taken, including the in-vestment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manage the Index Equity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other

                                      40.

--------------------------------------------------------------------------------
institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other investment companies) will each bear a share of all liabil-ities of the Index Master Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund manage-ment believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio are offered to institutional investors in private placements for the purpose of increasing the funds available for in-vestment and achieving economies of scale that might be available at higher as-set levels. The expenses of such other institutional investors and their re-turns may differ from those of the Index Equity Portfolio. While investment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfolio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata own-ership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a mate-rial degree the rights and preferences of the shares of the Index Master Port-folio or to increase or decrease their par value. The Index Master Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of the Index Master Portfolio. If a shareholder of the Index Mas-ter Portfolio redeems its entire interest in the Portfolio or becomes bankrupt, a majority in interest of the remaining shareholders in the Portfolio must vote within 120 days to approve the continuing existence of the Index Master Portfo-lio or the Portfolio will be liquidated.

When the Index Equity Portfolio, as a shareholder of the Index Master Portfo-lio, votes on matters pertaining to the Index Master Portfolio, the Index Eq-uity Portfolio would hold a meeting of its shareholders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

                                      41.

--------------------------------------------------------------------------------

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfo-lio which may have different sales charges, fees and other expenses which may affect performance. As of the date of this Prospectus, one other feeder fund invests all of its investable assets in the Index Master Portfolio. For infor-mation about other funds that may invest in the Index Master Portfolio, please contact DFA at (310) 395-8005.

                                      42.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for Institutional Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of a Portfolio over the measur-ing period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The yield of Institutional Shares of the Balanced Portfolio is computed by di-viding the net income allocated to that class during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a Portfolio's Institu-tional Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lipper Small Cap International Fund Index, the Lehman Government Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their Institu-tional Shares published by nationally recognized ranking services, and informa-tion as reported in financial publications such as Business Week, Fortune, In-stitutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the com-pounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Institutional Shares will not be included in the Portfolio performance calcula-tions.
                                      43.

--------------------------------------------------------------------------------

OTHER INFORMATION ON THE PERFORMANCE OF PNC EQUITY ADVISORS COMPANY

The tables below set forth performance information relating to the Small Cap Growth Equity Portfolio and a small cap growth equity account (the "Small Cap Account") that is also managed by PEAC for certain trust accounts and which has investment objectives, policies, strategies and risks substantially similar to those of the Small Cap Growth Equity Portfolio. The performance of the Small Cap Account has been restated to reflect certain expenses, as set forth in footnote 2 to the table.

The performance data for the Small Cap Account is included to provide investors with a longer performance record for PEAC in managing an account substantially similar to the Small Cap Growth Equity Portfolio as measured against the Rus-sell 2000 Growth Index. The Small Cap Account performance data does not repre-sent the past, present or future performance of the Small Cap Growth Equity Portfolio. Past performance is no guarantee of future results; investors should not consider this performance data as an indication of future performance of the Small Cap Growth Equity Portfolio or of PEAC. Share prices and investment returns will fluctuate reflecting market conditions and cash flows, as well as changes in company-specific fundamentals of portfolio securities. Consequently, investments in either the Small Cap Growth Equity Portfolio or the Small Cap Account may be worth more or less than their original cost at the time of re-demption. The performance presentation is not audited.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns also reflect the brokerage costs borne by the Small Cap Growth Equity Portfolio and the Small Cap Account for all periods presented. The use of a different methodology to calculate performance could result in different performance data.

The Small Cap Account was not subject to the same types of expenses and liquid-ity requirements to which the Small Cap Growth Equity Portfolio is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Small Cap Growth Equity Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance re-sults for the Small Cap Account could have been adversely affected if the Small Cap Account had been regulated as an investment company under the federal secu-rities laws.

                   PEAC'S SMALL CAP GROWTH EQUITY PERFORMANCE

                          AVERAGE ANNUAL TOTAL RETURNS

                                 SMALL CAP GROWTH
           YEAR OR PERIODS            EQUITY       SMALL CAP     RUSSELL 2000
            ENDED 12/31/97        PORTFOLIO(/1/)  ACCOUNT(/2/) GROWTH INDEX(/3/)
           ---------------       ---------------- ------------ -----------------
      One Year..................       9.20%          7.29%          12.95%
      Three Years...............      28.46%         28.41%          18.09%
      Five Years................        N/A          21.38%          12.74%
      Ten Years.................        N/A          23.29%          13.49%
      From Inception(/4/).......      21.74%         20.78%            N/A

--------
(1) Total return reflects the performance of Institutional Shares of the Small Cap Growth Equity Portfolio. The performance quoted reflects fee waivers by the Portfolio's service providers. The Portfolio's performance would have been lower in the absence of such waivers.

(2) The performance has been restated to reflect a total expense ratio of .87%, which is the total expense ratio that Institutional Shares of the Small Cap Growth Equity Portfolio are expected to incur during the current fiscal year and which reflects an advisory fee of .54% of its average daily net assets. This expense ratio reflects voluntary fee waivers by the Portfo-lio's service providers which may be modified or terminated at any time. In restating the total returns of the Small Cap Account, these expenses were calculated on a quarterly basis for the periods presented. The calculation of these expenses on a more frequent basis would result in lower perfor-mance figures.


                                      44.

--------------------------------------------------------------------------------
(3) Total return data is presented for each period. The Russell 2000 Growth In-dex reflects the investment of income dividends and capital gain distribu-tions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Russell 2000 Growth Index is an unmanaged secu-rities index, and an investment cannot be made directly in the Russell 2000 Growth Index. For more information on the Russell 2000 Growth Index, see the Appendix to this Prospectus.

(4) The Small Cap Growth Equity Portfolio and the Small Cap Account commenced investment operations on 9/14/93 and 8/1/87, respectively.

                                                                             45.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

                   CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      46.

--------------------------------------------------------------------------------
                                    APPENDIX

    COMPASS CAPITAL          PERFORMANCE
       PORTFOLIO              BENCHMARK                           DESCRIPTION
Large Cap Value Equity   Russell 1000        An index composed of those Russell 1000 securities
                         Value Index         with less-than-average growth orientation.
                                             Securities in this index generally have low price-
                                             to-book and price-earnings ratios, higher dividend
                                             yields and lower forecasted growth values than more
                                             growth-oriented securities in the Russell 1000
                                             Growth Index.
Large Cap Growth Equity  Russell 1000        The Russell 1000 Growth Index contains those Russell
                         Growth Index        1000 securities with a greater-than-average growth
                                             orientation. Companies in this index tend to exhibit
                                             higher price-to-book and price-earnings ratios,
                                             lower dividend yields and higher forecasted growth
                                             values than the Russell 1000 Value Index.
Mid-Cap Value Equity     Russell Midcap      The Russell Midcap Value Index consists of the
                         Value Index         bottom 800 securities of the Russell 1000 Index with
                                             less-than-average growth orientation as ranked by
                                             total market capitalization.
Mid-Cap Growth Equity    Russell Midcap      The Russell Midcap Growth Index consists of the
                         Growth Index        bottom 800 securities of the Russell 1000 Index with
                                             greater-than-average growth orientation as ranked by
                                             total market capitalization.
Small Cap Value Equity   Russell 2000        The Russell 2000 Value Index contains those Russell
                         Value Index         2000 securities with a less-than-average growth
                                             orientation. Securities in this index generally have
                                             lower price-to-book and price-earnings ratios than
                                             those in the Russell 2000 Growth Index.
Small Cap Growth Equity  Russell 2000        An index composed of those Russell 2000 securities
                         Growth Index        with a greater-than-average growth orientation.
                                             Securities in this index generally have higher
                                             price-to-book and price-earnings ratios than those
                                             in the Russell 2000 Value Index.
International Equity     EAFE Index          An index composed of a sample of companies
                                             representative of the market structure of 20
                                             European and Pacific Basin countries. The Index is a
                                             market value-weighted average of the performance of
                                             over 900 securities listed on the stock exchanges of
                                             such countries.
International Small Cap  Salomon Brothers    Small stock index which represents the bottom 20% of
Equity                   Extended Markets    the Salomon Brothers Broad Market Index ("BMI"). The
                         World Ex-U.S. Index BMI is an available equity capital weighted index representative of the market structure of 20
                                             international developed countries. It contains
                                             companies with an available market capitalization
                                             greater than $100 million.
International Emerging   MSCI Emerging       The Morgan Stanley Capital International (MSCI)
Markets                  Markets Free        Emerging Markets Free Index (EMF) is a market
                         Index               capitalization weighted index composed of companies
                                             representative of the market structure of 22
                                             Emerging Market countries in Europe, Latin America,
                                             Africa and the Pacific Basin. The MSCI EMF Index
                                             excludes closed markets and those shares in
                                             otherwise free markets which are not purchasable by
                                             foreigners.
Select Equity            S&P 500 Index       An unmanaged index of 500 selected common stocks,
                                             most of which are listed on the New York Stock
                                             Exchange. The Index is heavily weighted toward
                                             stocks with large market capitalizations and
                                             represents approximately two-thirds of the total
                                             market value of all domestic common stocks.
Index Equity             S&P 500 Index       An unmanaged index of 500 selected common stocks,
                                             most of which are listed on the New York Stock
                                             Exchange. The Index is heavily weighted toward
                                             stocks with large market capitalizations and
                                             represents approximately two-thirds of the total
                                             market value of all domestic common stocks.
Balanced                 S&P 500 Index       An unmanaged index of 500 selected common stocks,
                                             most of which are listed on the New York Stock
                                             Exchange. The Index is heavily weighted toward
                                             stocks with large market capitalizations and
                                             represents approximately two-thirds of the total
                                             market value of all domestic common stocks.
                         Salomon Broad       An unmanaged index of 3500 bonds. The Broad
                         Investment          Investment Grade Index is market capitalization
                         Grade Index         weighted and includes Treasury, Government sponsored
                                             mortgages and investment grade fixed rate corporates
                                             with a maturity of 1 year or longer.

                                      47.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity

    Mid-Cap Growth Equity               Micro-Cap Equity
                                        International Equity
    Mid-Cap Value Equity                International Emerging Markets



    Small Cap Growth Equity             International Small Cap Equity [/R]
                                        Index Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                          January 28, 1998
--------------------------------------------------------------------------------
THE EQUITY PORTFOLIOS SERVICE SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS
                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   6
            What Are The Portfolios?.....................................  18
            What Are The Differences Among The Portfolios?...............  19
            What Additional Investment Policies And Risks Apply?.........  21
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  30
            Who Manages The Fund?........................................  31
            How Are Shares Purchased And Redeemed?.......................  37
            What Special Purchase And Redemption Procedures May Apply?...  39
            How Is Net Asset Value Calculated?...........................  41
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  41
            How Are Fund Distributions Taxed?............................  42
            How Is the Fund Organized?...................................  43
            How Is Performance Calculated?...............................  46
            Other Information On The Performance Of PNC Equity Advisors
             Company.....................................................  47
            How Can I Get More Information?..............................  49

              This Prospectus sets forth concisely information about the Black-Rock FundsSM (the "Fund") equity Portfolios that a prospective investor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated Janu-ary 28, 1998 has been filed with the Securities and Exchange Com-mission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Pro-spectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incor-porated by reference and other information regarding the Fund that has been filed with the SEC.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

              The Index Equity Portfolio seeks to achieve its investment objec-tive by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management investment company, rather than through a portfolio of various securities. The investment experience of the Index Equity Portfolio corresponds directly with the investment experience of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment ob-jective, policies and limitations as the Index Equity Portfolio and, except as specifically noted, is also referred to as a "Portfolio" in this Prospectus. For additional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------

THE EQUITY PORTFOLIOS OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Equity Portfolios of BLACKROCK FUNDS consist of thirteen diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Nine of these Portfolios invest in U.S. stocks, three Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds. A detailed description of twelve* of these Portfolios (the "Port-folios") begins on page 18 and a summary of each Performance Benchmark is contained in the Appendix.

               BLACKROCK         PERFORMANCE          LIPPER PEER GROUP
               PORTFOLIO         BENCHMARK

               LARGE CAP         Russell 1000         Growth and Income
                VALUE EQUITY      Value Index

               LARGE CAP         Russell 1000         Growth
                GROWTH EQUITY     Growth Index

               MID-CAP VALUE     Russell Midcap       Midcap
                EQUITY            Value Index

               MID-CAP GROWTH    Russell Midcap       Midcap
                EQUITY            Growth Index

               SMALL CAP         Russell 2000         Small Company Growth
                VALUE EQUITY      Value Index

               SMALL CAP         Russell 2000         Small Company Growth
                GROWTH EQUITY     Growth Index

               INTERNATIONAL     EAFE Index           International
                EQUITY

               INTERNATIONAL     Salomon              International Small Cap
                SMALL CAP         Brothers
                EQUITY            Extended
                                  Markets World
                                  Ex-U.S. Index

               INTERNATIONAL     MSCI                 Emerging Markets
                EMERGING         Emerging Markets
                MARKETS           Free Index

               SELECT EQUITY     S&P 500 Index        Growth and Income

               INDEX EQUITY      S&P 500 Index        S&P 500 Index

               BALANCED          S&P 500 Index        Balanced
                                  and Salomon
                                  Broad Investment
                                  Grade Index



               * A copy of the Micro-Cap Equity Prospectus can be obtained by calling 1-888-8BLACKROCK.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Portfolios. We
BLACKROCK      intend this document to be an effective tool as you explore
EQUITY         different directions in equity investing.
PORTFOLIOS


CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. The Portfolios will hold equity securi-
EQUITY         ties, and some or all of the Portfolios may acquire warrants,
INVESTING      foreign securities, securities of smaller capitalized foreign and domestic issuers and illiquid securities; enter into repur-chase and reverse repurchase agreements; lend portfolio securi-ties to third parties; and enter into futures contracts and op-tions and forward currency exchange contracts. These and the other investment practices set forth below, and their associ-ated risks, deserve careful consideration. Certain risks asso-ciated with international investments are heightened because of currency fluctuations and investments in emerging markets. See
               "What Additional Investment Policies And Risks Apply?"

               For information on how to purchase and redeem shares of the
INVESTING IN   Portfolios, see "How Are Shares Purchased And Redeemed?" and
THE            "What Special Purchase And Redemption Procedures May Apply?"
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Service Shares of the Portfolios for the fiscal year ended September 30, 1997 as a percentage of average daily net assets. The figures shown for the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Growth Equity, Small Cap Value Equity, Se-lect Equity and Balanced Portfolios have been restated to reflect current ex-penses and fee waivers. Because the Mid-Cap Value Equity Portfolio, Mid-Cap Growth Equity Portfolio and International Small Cap Equity Portfolio are new, the figures shown for these Portfolios under "Other expenses" are estimates for the current fiscal year. An example based on the summary is also shown.

                                  LARGE CAP       LARGE CAP                      MID-CAP     SMALL CAP   SMALL CAP
                                    VALUE           GROWTH         MID-CAP        GROWTH       VALUE       GROWTH
                                    EQUITY          EQUITY       VALUE EQUITY     EQUITY      EQUITY       EQUITY
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)                  .48%            .52%            .79%        .79%         .55%        .54%
Other operating expenses                   .61             .57             .65         .65          .62         .63
                                       -------         -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .20             .19             .20           .20          .22         .23
 Shareholder servicing fees        .15             .15             .15           .15          .15         .15
 Other expenses                    .26             .23             .30           .30          .25         .25
                                ------          ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.09%           1.09%           1.44%       1.44%        1.17%       1.17%
                                       =======         =======         =======       =====        =====       =====

                                                INTERNATIONAL   INTERNATIONAL
                                INTERNATIONAL     SMALL CAP        EMERGING       SELECT       INDEX
                                    EQUITY          EQUITY         MARKETS        EQUITY      EQUITY      BALANCED
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO+   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)(/2/)             .66%            .80%           1.16%        .52%        .025%        .52%
Other operating expenses                   .70             .83             .92         .57         .455         .62
                                       -------         -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .21             .21             .27           .19         .033         .20
 Shareholder servicing fees        .15             .15             .15           .15         .150         .15
 Other expenses                    .34             .47             .50           .23         .272         .27
                                ------          ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.36%           1.63%           2.08%       1.09%        .480%       1.14%
                                       =======         =======         =======       =====        =====       =====

(1) Without waivers, advisory fees would be .54% for the Large Cap Value Equity Portfolio, .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, .75%, 1.00% and 1.25%, respectively, for the International Eq-uity, International Small Cap Equity and International Emerging Markets Portfolios and .55% for each of the remaining Portfolios and administration fees would be .21% for the Large Cap Value Equity Portfolio, .22% for the Large Cap Growth Portfolio, .28% for the International Emerging Markets Portfolio and .23% for each other Portfolio. BlackRock, Inc. and the Port-folios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .62%, .62%, .68%, .68%, .63%, .62%, .71%, .86%, .92%, .61%, .48% and .65%, respectively and
    "Total Portfolio operating expenses" would be 1.16%, 1.17%, 1.48%, 1.48%, 1.18%, 1.17%, 1.46%, 1.86%, 2.17%, 1.16%, .68% and 1.20%, respectively.

(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

                                       4.

--------------------------------------------------------------------------------

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $11        $35        $60       $133
Large Cap Growth Equity Portfolio     11         35         60        133
Mid-Cap Value Equity Portfolio        15         46        N/A        N/A
Mid-Cap Growth Equity Portfolio       15         46        N/A        N/A
Small Cap Value Equity Portfolio      12         37         64        142
Small Cap Growth Equity Portfolio     12         37         64        142
International Equity Portfolio        14         43         74        164
International Small Cap Equity
 Portfolio                            17         51        N/A        N/A
International Emerging Markets
 Portfolio                            21         65        112        241
Select Equity Portfolio               11         35         60        133
Index Equity Portfolio                 5         15         27         60
Balanced Portfolio                    12         36         63        139

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Re-deemed?--Distributor" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating expenses) an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested are approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of securities held by the Index Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

-------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
-------------------------------------------------------------------------------

                 The following financial information has been derived from the financial statements incorporated by reference into the Statement of Additional Information and has been audited by the Portfolios' independent accountant. This financial in-formation should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder re-ports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764. Information con-cerning the historical investment results of Service Shares of the Index Equity Portfolio reflects the financial experi-ence of that Portfolio prior to its conversion on June 2, 1996 to a feeder portfolio of the Index Master Portfolio.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LARGE CAP VALUE EQUITY PORTFOLIO
                     (FORMERLY THE VALUE EQUITY PORTFOLIO)

                                                                          FOR THE
                                                                           PERIOD
                                   YEAR      YEAR      YEAR      YEAR    7/29/93/1/
                                  ENDED     ENDED     ENDED     ENDED     THROUGH
                                 9/30/97   9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                          $  15.35  $  13.92  $  11.62  $  11.68   $ 11.21
                                 --------  --------  --------  --------   -------
Income from investment
 operations
 Net investment income               0.24      0.32      0.30      0.25      0.04
 Net gain (loss) on investments
  (both realized and unrealized)     4.70      2.40      2.55      0.16      0.48
                                 --------  --------  --------  --------   -------
  Total from investment
   operations                        4.94      2.72      2.85      0.41      0.52
                                 --------  --------  --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income                 (0.25)    (0.32)    (0.30)    (0.25)    (0.05)
 Distributions from net
  realized capital gains            (2.52)    (0.97)    (0.25)    (0.22)      - -
                                 --------  --------  --------  --------   -------
  Total distributions               (2.77)    (1.29)    (0.55)    (0.47)    (0.05)
                                 --------  --------  --------  --------   -------
NET ASSET VALUE AT END OF
 PERIOD                          $  17.52  $  15.35  $  13.92  $  11.62   $ 11.68
                                 ========  ========  ========  ========   =======
Total return                        37.22%    20.68%    25.40%     3.51%     4.64%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                 $595,189  $457,283  $170,832  $105,035   $23,137
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                        1.09%     1.05%     0.95%     0.90%     0.91%/2/
 Before
  advisory/administration fee
  waivers                            1.16%     1.14%     1.09%     1.06%     0.94%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                        1.62%     2.13%     2.40%     2.24%     2.44%/2/
 Before
  advisory/administration fee
  waivers                            1.55%     2.04%     2.26%     2.08%     2.41%/2/
PORTFOLIO TURNOVER RATE                37%       60%       12%       11%       11%
AVERAGE COMMISSION RATE/3/       $ 0.0580  $ 0.0556       N/A       N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      6.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LARGE CAP GROWTH EQUITY PORTFOLIO
                     (FORMERLY THE GROWTH EQUITY PORTFOLIO)

                                                                    FOR THE
                                                                     PERIOD
                              YEAR      YEAR     YEAR     YEAR     7/29/93/1/
                             ENDED     ENDED     ENDED    ENDED     THROUGH
                            9/30/97   9/30/96   9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD        $  14.95  $  13.02  $ 10.18  $ 11.57     $10.54
                            --------  --------  -------  -------     ------
Income from investment
 operations
 Net investment income          0.04      0.05     0.10     0.03        - -
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                   4.72      2.28     2.87    (1.32)      1.03
                            --------  --------  -------  -------     ------
  Total from investment
   operations                   4.76      2.33     2.97    (1.29)      1.03
                            --------  --------  -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            (0.04)    (0.02)   (0.13)     - -        - -
 Distributions from capital      - -       - -      - -      - -        - -
 Distributions from net
  realized capital gains       (0.74)    (0.38)     - -    (0.10)       - -
                            --------  --------  -------  -------     ------
  Total distributions          (0.78)    (0.40)   (0.13)   (0.10)       - -
                            --------  --------  -------  -------     ------
NET ASSET VALUE AT END OF
 PERIOD                     $  18.93  $  14.95  $ 13.02  $ 10.18     $11.57
                            ========  ========  =======  =======     ======
Total return                   33.38%    18.34%   29.43%  (11.20)%     9.77%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)     $262,409  $191,023  $76,769  $36,752     $8,606
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                   1.10%     1.05%    0.95%    0.90%      0.89%/2/
 Before
  advisory/administration
  fee waivers                   1.17%     1.17%    1.13%    1.14%      0.95%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                   0.24%     0.31%    0.91%    0.51%    (0.03)%/2/
 Before
  advisory/administration
  fee waivers                   0.17%     0.20%    0.73%    0.26%    (0.09)%/2/
PORTFOLIO TURNOVER RATE           81%       58%      55%     212%       175%
AVERAGE COMMISSION RATE/3/  $ 0.0594  $ 0.0598%     N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                      MID-CAP VALUE EQUITY PORTFOLIO [/R]

                                                 FOR THE
                                                 PERIOD
                                               12/27/96/1/
                                                 THROUGH
                                                 9/30/97
NET ASSET VALUE AT BEGINNING OF PERIOD           $ 10.00
                                                 -------
Income from investment operations
 Net investment income                              0.07
                                                 -------
 Net gain (loss) on investments
  (both realized and unrealized)                    2.80
                                                 -------
  Total from investment operations                  2.87
                                                 -------
LESS DISTRIBUTIONS
 Distributions from net investment income          (0.08)
 Distributions from capital                          - -
 Distributions from net realized capital gains       - -
                                                 -------
  Total distributions                              (0.08)
                                                 -------
NET ASSET VALUE AT END OF PERIOD                 $ 12.79
                                                 =======
Total return                                       28.81%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)      $22,757
 Ratios of expenses to average net assets
 After advisory/administration fee waivers          1.44%/2/
 Before advisory/administration fee waivers         1.48%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers          0.98%/2/
 Before advisory/administration fee waivers         0.94%/2/
PORTFOLIO TURNOVER RATE                               36%
AVERAGE COMMISSION RATE/3/                       $0.0528

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                      MID-CAP GROWTH EQUITY PORTFOLIO [/R]

                                                 FOR THE
                                                 PERIOD
                                               12/27/96/1/
                                                 THROUGH
                                                 9/30/97
NET ASSET VALUE AT BEGINNING OF PERIOD           $ 10.00
                                                 -------
Income from investment operations
 Net investment income                             (0.03)
 Net gain (loss) on investments
  (both realized and unrealized)                    2.20
                                                 -------
  Total from investment operations                  2.17
                                                 -------
LESS DISTRIBUTIONS
 Distributions from net investment income            - -
 Distributions from capital                          - -
 Distributions from net realized capital gains       - -
                                                 -------
  Total distributions                                - -
                                                 -------
NET ASSET VALUE AT END OF PERIOD                 $ 12.17
                                                 =======
Total return                                       21.70%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)      $22,984
 Ratios of expenses to average net assets
 After advisory/administration fee waivers          1.44%/2/
 Before advisory/administration fee waivers         1.48%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers        (0.54)%/2/
 Before advisory/administration fee waivers       (0.58)%/2/
PORTFOLIO TURNOVER RATE                               64%
AVERAGE COMMISSION RATE/3/                       $0.0576

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                        FOR THE
                                                                         PERIOD
                                   YEAR     YEAR     YEAR     YEAR     7/29/93/1/
                                  ENDED     ENDED    ENDED    ENDED     THROUGH
                                 9/30/97   9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                          $  15.98  $ 15.15  $ 13.59  $ 13.08    $ 12.28
                                 --------  -------  -------  -------    -------
Income from investment
 operations
 Net investment income               0.13     0.06     0.02      - -        - -
 Net gain (loss) on investments
  (both realized and unrealized)     6.39     1.70     2.18     0.77       0.80
                                 --------  -------  -------  -------    -------
  Total from investment
   operations                        6.52     1.76     2.20     0.77       0.80
                                 --------  -------  -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income                 (0.13)   (0.06)   (0.03)   (0.01)       - -
 Distributions from net
  realized capital gains            (2.17)   (0.87)   (0.61)   (0.25)       - -
                                 --------  -------  -------  -------    -------
  Total distributions               (2.30)   (0.93)   (0.64)   (0.26)       - -
                                 --------  -------  -------  -------    -------
NET ASSET VALUE AT END OF
 PERIOD                          $  20.20  $ 15.98  $ 15.15  $ 13.59    $ 13.08
                                 ========  =======  =======  =======    =======
Total return                        46.95%   12.30%   17.17%    5.96%      6.51%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                 $122,431  $80,981  $61,313  $45,372    $21,689
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                        1.17%    1.15%    1.02%    0.98%      0.99%/2/
 Before
  advisory/administration fee
  waivers                            1.18%    1.16%    1.12%    1.10%      1.03%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                        0.79%    0.38%    0.16%    0.03%      0.12%/2/
 Before
  advisory/administration fee
  waivers                            0.78%    0.37%    0.07%   (0.09)%     0.08%/2/
PORTFOLIO TURNOVER RATE                66%      50%      31%      18%        41%
AVERAGE COMMISSION RATE/3/       $ 0.0504  $0.0580      N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                      FOR THE
                                                                       PERIOD
                             YEAR       YEAR      YEAR      YEAR     9/15/93/1/
                            ENDED      ENDED      ENDED     ENDED     THROUGH
                           9/30/97    9/30/96    9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  21.80   $  15.02   $ 10.14   $ 10.47     $ 9.96
                           --------   --------   -------   -------     ------
Income from investment
 operations
 Net investment income        (0.03)     (0.06)    (0.01)     0.01        - -
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  3.15       6.84      4.89     (0.34)      0.51
                           --------   --------   -------   -------     ------
  Total from investment
   operations                  3.12       6.78      4.88     (0.33)      0.51
                           --------   --------   -------   -------     ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             - -        - -       - -       - -        - -
 Distributions from net
  realized capital gains      (1.49)       - -       - -       - -        - -
                           --------   --------   -------   -------     ------
  Total distributions         (1.49)       - -       - -       - -        - -
                           --------   --------   -------   -------     ------
NET ASSET VALUE AT END OF
 PERIOD                    $  23.43   $  21.80   $ 15.02   $ 10.14     $10.47
                           ========   ========   =======   =======     ======
Total return                  15.54%     45.14%    48.13%    (3.12)%     5.12%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $225,089   $158,901   $62,604   $22,648     $  911
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  1.17%      1.16%     1.03%     0.71%      0.99%/2/
 Before
  advisory/administration
  fee waivers                  1.17%      1.18%     1.16%     1.27%      1.68%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 (0.29)%    (0.38)%   (0.07)%    0.21%     (0.34)%/2/
 Before
  advisory/administration
  fee waivers                 (0.29)%    (0.40)%   (0.20)%   (0.34)%    (1.03)%/2/
PORTFOLIO TURNOVER RATE          82%        89%       74%       89%         9%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0572   $ 0.0569       N/A       N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      11.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                             YEAR      YEAR      YEAR     YEAR    7/29/93/1/
                            ENDED     ENDED     ENDED     ENDED    THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  13.37  $  13.24  $  13.41  $ 12.47   $ 11.76
                           --------  --------  --------  -------   -------
Income from investment
 operations
 Net investment income         0.10      0.19      0.11     0.14      0.02
 Net realized gain (loss)
  on investments (both
  realized and
  unrealized)                  1.76      0.78      0.16     1.14      0.69
                           --------  --------  --------  -------   -------
  Total from investment
   operations                  1.86      0.97      0.27     1.28      0.71
                           --------  --------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.24)    (0.17)    (0.08)   (0.09)      - -
 Distributions from net
  realized capital gains      (0.41)    (0.67)    (0.36)   (0.25)      - -
                           --------  --------  --------  -------   -------
  Total distributions         (0.65)    (0.84)    (0.44)   (0.34)      - -
                           --------  --------  --------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  14.58  $  13.37  $  13.24  $ 13.41   $ 12.47
                           ========  ========  ========  =======   =======
Total return                  14.52%     7.71%     2.19%   10.36%     6.03%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $199,939  $161,321  $106,045  $75,174   $11,985
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  1.36%     1.36%     1.25%    1.20%     1.18%/2/
 Before
  advisory/administration
  fee waivers                  1.46%     1.47%     1.42%    1.39%     1.24%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.42%     0.71%     1.16%    1.09%     1.01%/2/
 Before
  advisory/administration
  fee waivers                  0.32%     0.60%     0.98%    0.90%     0.95%/2/
PORTFOLIO TURNOVER RATE          62%       70%      105%      37%       31%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0166  $ 0.0158       N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                      FOR
                                   THE PERIOD
                                   9/26/97/1/
                                    THROUGH
                                    9/30/97
NET ASSET VALUE AT BEGINNING OF
 PERIOD                             $ 10.00
                                    -------
Income from investment operations
 Net investment income                  - -
 Net gain (loss) on investments
  (both realized and unrealized)      (0.06)
                                    -------
  Total from investment
   operations                         (0.06)
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                - -
 Distributions from net realized
  capital gains                         - -
                                    -------
  Total distributions                   - -
NET ASSET VALUE AT END OF PERIOD    $  9.94
                                    =======
Total return                          (0.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                        $    10
 Ratios of expenses to average net
  assets
 After advisory/administration
  fee waivers                          1.63%/2/
 Before advisory/administration
  fee waivers                          1.86%/2/
 Ratios of net investment income
  to average net assets
 After advisory/administration
  fee waivers                          1.42%/2/
 Before advisory/administration
  fee waivers                          1.19%/2/
PORTFOLIO TURNOVER RATE                   0%
AVERAGE COMMISSION RATE/3/          $0.0268

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      13.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                      FOR
                                                                   THE PERIOD
                                       YEAR      YEAR     YEAR     6/17/94/1/
                                       ENDED     ENDED    ENDED     THROUGH
                                      9/30/97   9/30/96  9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $  8.72   $  8.18  $ 10.55     $10.00
                                      -------   -------  -------     ------
Income from investment operations
 Net investment income                   0.01      0.04     0.06       0.02
 Net gain (loss) on investments (both
  realized and unrealized)               0.93      0.51    (2.15)      0.53
                                      -------   -------  -------     ------
  Total from investment operations       0.94      0.55    (2.09)      0.55
                                      -------   -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.03)      - -    (0.08)       - -
 Distributions from capital               - -       - -    (0.01)       - -
 Distributions from net realized
  capital gains                           - -     (0.01)   (0.19)       - -
                                      -------   -------  -------     ------
  Total distributions                    (.03)    (0.01)   (0.28)       - -
                                      -------   -------  -------     ------
NET ASSET VALUE AT END OF PERIOD      $  9.63   $  8.72  $  8.18     $10.55
                                      =======   =======  =======     ======
Total return                            10.74%     6.61%  (19.91)%     5.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $66,064   $37,987  $15,020     $3,505
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                2.08%     2.08%    2.06%      2.00%/2/
 Before advisory/administration fee
  waivers                                2.17%     2.18%    2.30%      2.98%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                0.09%     0.70%    1.72%      1.10%/2/
 Before advisory/administration fee
  waivers                               (0.01)%    0.60%    1.48%      0.12%/2/
PORTFOLIO TURNOVER RATE                    33%       44%      75%         4%
AVERAGE COMMISSION RATE/3/            $0.0016   $0.0018      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      14.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO

                                                                       FOR
                                                                    THE PERIOD
                                YEAR      YEAR     YEAR     YEAR    9/15/93/1/
                               ENDED     ENDED     ENDED    ENDED    THROUGH
                              9/30/97   9/30/96   9/30/95  9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                    $  13.56  $  11.88  $  9.92  $  9.97    $10.00
                              --------  --------  -------  -------    ------
Income from investment
 operations
 Net investment income            0.11      0.17     0.22     0.19       - -
 Net gain (loss) on
  investments (both realized
  and unrealized)                 5.18      2.07     2.05    (0.04)    (0.03)
                              --------  --------  -------  -------    ------
  Total from investment
   operations                     5.29      2.24     2.27     0.15     (0.03)
                              --------  --------  -------  -------    ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income              (0.14)    (0.17)   (0.19)   (0.20)      - -
 Distributions from net
  realized capital gains         (1.21)    (0.39)   (0.12)     - -       - -
                              --------  --------  -------  -------    ------
  Total distributions            (1.35)    (0.56)   (0.31)   (0.20)      - -
                              --------  --------  -------  -------    ------
NET ASSET VALUE AT END OF
 PERIOD                       $  17.50  $  13.56  $ 11.88  $  9.92    $ 9.97
                              ========  ========  =======  =======    ======
Total return                     42.12%    19.43%   23.43%    1.55%     (.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)              $174,418  $113,777  $83,705  $49,293    $  704
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                     1.09%     1.04%    0.95%    0.90%     0.90%/2/
 Before
  advisory/administration
  fee waivers                     1.16%     1.17%    1.13%    1.18%     1.12%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                     0.93%     1.41%    2.10%    1.96%     1.92%/2/
 Before
  advisory/administration
  fee waivers                     0.86%     1.28%    1.91%    1.68%     1.70%/2/
PORTFOLIO TURNOVER RATE             29%       55%      51%      88%        2%
AVERAGE COMMISSION RATE/3/    $ 0.0547  $ 0.0487      N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      15.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                                                              FOR
                                                                           THE PERIOD
                             YEAR         YEAR            YEAR     YEAR    7/29/93/1/
                            ENDED        ENDED            ENDED    ENDED    THROUGH
                           9/30/97      9/30/96          9/30/95  9/30/94   9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  13.97     $  13.58         $ 10.93  $ 11.02   $ 10.76
                           --------     --------         -------  -------   -------
Income from investment
 operations
 Net investment income         0.23         0.29            0.35     0.29      0.05
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  5.01         2.10            2.73     0.02      0.29
                           --------     --------         -------  -------   -------
  Total from investment
   operations                  5.24         2.39            3.08     0.31      0.34
                           --------     --------         -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.21)       (0.30)          (0.31)   (0.29)    (0.08)
 Distributions from net
  realized capital gains      (0.68)       (1.70)          (0.12)   (0.11)      - -
                           --------     --------         -------  -------   -------
  Total distributions         (0.89)       (2.00)          (0.43)   (0.40)    (0.08)
                           --------     --------         -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  18.32     $  13.97         $ 13.58  $ 10.93   $ 11.02
                           ========     ========         =======  =======   =======
Total return                  39.58%       19.45%          28.99%    2.78%     3.16%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $193,319     $103,080         $61,536  $27,376   $12,441
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.48%        0.48%           0.45%    0.40%     0.41%/2/
 Before
  advisory/administration
  fee waivers                  0.68%/3/     0.80%/3/        0.79%    0.77%     0.53%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  1.41%        1.98%           2.62%    2.49%     3.04%/2/
 Before
  advisory/administration
  fee waivers                  1.21%        1.67%           2.28%    2.12%     2.92%/2/
PORTFOLIO TURNOVER RATE         -- /5/        18%/4/,/5/      18%      17%        8%
AVERAGE COMMISSION RATE         -- /5/    0.0319/4/,/5/      N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.13%.
/4/For the period from October 1, 1995 through May 31, 1996.

/5/See footnotes to the financial statements of The DFA Investment Trust for the year ended November 30, 1996 and the period ended September 30, 1997.

                                      16.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                             YEAR      YEAR     YEAR     YEAR     7/29/93/1/
                            ENDED     ENDED     ENDED    ENDED     THROUGH
                           9/30/97   9/30/96   9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  15.09  $  13.72  $ 11.98  $ 12.42    $ 12.05
                           --------  --------  -------  -------    -------
Income from investment
 operations
 Net investment income         0.45      0.42     0.44     0.34       0.06
 Net realized gain (loss)
  on investments (both
  realized and
  unrealized)                  3.64      1.49     1.88    (0.38)      0.38
                           --------  --------  -------  -------    -------
  Total from investment
   operations                  4.09      1.91     2.32    (0.04)      0.44
                           --------  --------  -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.45)    (0.41)   (0.44)   (0.34)     (0.07)
 Distributions from net
  realized capital gains      (0.52)    (0.13)   (0.14)   (0.06)       - -
                           --------  --------  -------  -------    -------
  Total distributions         (0.97)    (0.54)   (0.58)   (0.40)     (0.07)
                           --------  --------  -------  -------    -------
NET ASSET VALUE AT END OF
 PERIOD                    $  18.21  $  15.09  $ 13.72  $ 11.98    $ 12.42
                           ========  ========  =======  =======    =======
Total return                  28.07%    14.11%   19.94%   (0.36)%     3.66%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $176,232  $134,121  $85,668  $66,024    $15,842
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  1.14%     1.09%    0.94%    0.90%      0.93%/2/
 Before
  advisory/administration
  fee waivers                  1.20%     1.20%    1.16%    1.16%      1.11%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  2.68%     2.87%    3.49%    2.96%      2.75%/2/
 Before
  advisory/administration
  fee waivers                  2.62%     2.76%    3.28%    2.70%      2.57%/2/
PORTFOLIO TURNOVER RATE         173%      275%     154%      54%        32%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0364  $ 0.0599      N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

                                      17.

-------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
-------------------------------------------------------------------------------

                 The BLACKROCK FUND family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disci-plines in order to seek their long-term financial goals.

                 The Equity Portfolios of BLACKROCK FUNDS consist of thirteen investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sec-tor. Nine of these Portfolios invest primarily in U.S. stocks, three Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

                 In certain investment cycles and over certain holding peri-ods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these var-ious product options in the way that most closely fits the investor's goals and sentiments.

INVESTMENT
OBJECTIVES       Each of the twelve BlackRock Equity Portfolios described
                 herein seeks to provide long-term Capital Appreciation.

                 The Select Equity, Large Cap Value Equity and Mid-Cap Value Equity Portfolios pursue a secondary objective of Current Income from dividends.

                 The Balanced Portfolio pursues a secondary objective of Cur-rent Income from an allocation to fixed income securities.

                 To meet its investment objective, each Portfolio employs a specific investment style, as described on the following two pages. No assurance can be made that a Portfolio will achieve its investment objective.

                                      18.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

                                                                          PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS       BENCHMARK*
 Large Cap Value    Pursues equity             Stocks with               Russell 1000
 Equity             securities (defined as     price/earnings and        Value Index
                    common stocks or           price/book ratios at time
                    securities convertible     of purchase below average
                    into common stocks)        for benchmark and
                    which the sub-adviser      capitalization in excess
                    believes are               of $5 billion.
                    undervalued. A
                    security's earnings
                    trend and its dividend
                    growth rate will also be
                    factors considered in
                    security selection.
 Large Cap Growth   Pursues stocks with        Stocks with growth rate   Russell 1000
 Equity             earnings growth            estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization in excess
                    adviser considers to       of $5 billion.
                    have favorable and
                    above-average earnings
                    growth prospects.
 Mid-Cap Value      Pursues mid cap stocks     Stocks with low           Russell Midcap
 Equity             and sectors which the      price/earnings,           Value Index
                    sub-adviser believes are   price/book, price/cash
                    undervalued. A             flow or price/sales
                    security's earnings        ratios at the time of
                    trend and its dividend     purchase relative to
                    growth rate will also be   their respective sectors
                    factors considered in      or the benchmark and
                    security selection.        capitalization generally
                                               between $1 billion and $5
                                               billion.
 Mid-Cap Growth     Pursues mid cap stocks     Stocks with growth rate   Russell Midcap
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    stocks which the sub-      capitalization generally
                    adviser considers to       between $1 billion and $5
                    have favorable and         billion.
                    above-average earnings
                    growth prospects.
 Small Cap Value    Pursues small cap stocks   Stocks with               Russell 2000
 Equity             which the sub-adviser      price/earnings and        Value Index
                    believes are               price/book ratios at time
                    undervalued. A             of purchase below average
                    security's earnings        for benchmark and
                    trend and its dividend     capitalization below $1
                    growth rate will also be   billion.
                    factors considered in
                    security selection.
 Small Cap Growth   Pursues small cap stocks   Stocks with growth rate   Russell 2000
 Equity             with earnings growth       estimates in excess of    Growth Index
                    potential. Emphasizes      average for benchmark and
                    small cap stocks which     capitalization below $1
                    the sub-adviser            billion.
                    considers to have
                    favorable and above-
                    average earnings growth
                    prospects.
 International      Pursues non-dollar         Portfolio assets are      EAFE Index
 Equity             denominated stocks of      primarily invested in
                    issuers in countries       international stocks.
                    included in the Morgan
                    Stanley Capital            Stocks with
                    International Europe,      price/earnings ratios
                    Australia and the Far      below average for a
                    East Index ("EAFE").       security's home market or
                    Within this universe, a    stock exchange.
                    value style of investing
                    is employed to select      Diversification across
                    stocks which the sub-      countries, industry
                    adviser believes are       groups and companies with
                    undervalued. A             investment at all times
                    security's earnings        in at least three foreign
                    trend and its price        countries.
                    momentum will also be
                    factors considered in
                    security selection. The
                    sub-adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                      19.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             PERFORMANCE
   BLACKROCK FUND       INVESTMENT STYLE          PORTFOLIO EMPHASIS         BENCHMARK*
 International      Pursues non-dollar         Invests primarily in      Salomon Brothers
 Small              denominated stocks of      international stocks with Extended Markets
 Cap Equity         small cap issuers in       a capitalization below $1 World Ex-U.S. Index
                    countries included in      billion. Emphasizes
                    the Salomon Brothers       primarily stocks with
                    Extended Markets World     price/earnings ratios
                    Ex-US Index which the      below average for such
                    sub-adviser expects to     security's home market or
                    appreciate. In addition,   stock exchange. Seeks
                    there may also be up to    diversification across
                    20% exposure to stocks     countries, industry
                    of issuers in emerging     groups and companies with
                    market countries. Within   investment at all times
                    this universe, a value     in at least three foreign
                    style of investing is      developed countries.
                    employed to select
                    stocks which the sub-
                    adviser believes are
                    undervalued, taking into
                    account the company's
                    earnings trend and its
                    price momentum. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    governmental policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 International      Pursues non-dollar         Portfolio assets are      MSCI
 Emerging Markets   denominated stocks of      primarily invested in     International
                    issuers in emerging        stocks of emerging market Emerging
                    country markets            issuers.                  Markets Free
                    (generally any country                               Index
                    considered to be           Stocks with
                    emerging or developing     price/earnings ratios
                    by the World Bank, the     below average for a
                    International Finance      security's home market or
                    Corporation or the         stock exchange.
                    United Nations). Within
                    this universe, a value     Ordinarily, stocks of
                    style of investing is      issuers in at least three
                    employed to select         emerging markets will be
                    stocks which the sub-      held.
                    adviser believes are
                    undervalued. The sub-
                    adviser will also
                    consider macroeconomic
                    factors such as the
                    prospects for relative
                    economic growth among
                    certain foreign
                    countries, expected
                    levels of inflation,
                    government policies
                    influencing business
                    conditions and the
                    outlook for currency
                    relationships.
 Select Equity      Combines value and         Similar sector weightings S&P 500 Index
                    growth style as sub-       as benchmark, with over-
                    adviser identifies         or under-weighting in
                    market opportunity.        particular securities
                                               within those sectors.
 Index Equity       Invests all of its         The Index Master          S&P 500 Index
                    assets indirectly,         Portfolio holds
                    through the U.S. Large     substantially all the
                    Company Series (the        stocks of the S&P 500
                    "Index Master              Index in approximately
                    Portfolio") of The DFA     the same proportions as
                    Investment Trust Company   they are represented in
                    in the stocks of the S&P   the Index.
                    500 Index using a
                    passive investment style
                    that pursues the
                    replication of the S&P
                    500 Index return.
 Balanced           Holds a blend of equity    Maintains a minimum 25%   S&P 500 and
                    and fixed income           investment in fixed       Salomon Broad
                    securities to deliver      income senior securities. Investment
                    total return through                                 Grade Index
                    capital appreciation and
                    current income.
                    Equity Portion: Combines   Equity Portion: Similar
                    value and growth style     sector weightings as
                    as sub-adviser             benchmark, with over- or
                    identifies market          under weighting in
                    opportunity.               particular securities
                                               within those sectors.
                    Fixed Income Portion:      Fixed Income Portion:
                    Combines sector rotation   Dollar- denominated
                    and security selection     investment grade bonds,
                    across a broad universe    including U.S.
                    of fixed income            Government, mortgage-
                    securities.                backed, asset-backed and
                                               corporate debt
                                               securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

                                      20.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its total assets in equity securities. The Portfolios will invest primarily in equity se-curities of U.S. issuers, except the International Equity, International Emerg-ing Markets and International Small Cap Equity Portfolios, which will invest primarily in foreign issuers. Equity securities include common stock and pre-ferred stock (including convertible preferred stock); bonds, notes and deben-tures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental De-pository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic un-derlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information con-cerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "In-ternational Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio (other than the Index Master Portfolio) may write (i.e.
sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity, Interna-tional Emerging Markets and International Small Cap Equity Portfolios, cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securi-ties, securities indices, or the yield differential between two securities, or, in the case of the International Equity, International Emerging Markets and In-ternational Small Cap Equity Portfolios, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with re-spect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately af-terwards the aggregate amount of margin deposits on its existing futures posi-tions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

                                      21.

-------------------------------------------------------------------------------

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might other-wise result from a market decline or currency exchange fluctuation. A Portfo-lio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by a Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) a sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, each Portfolio other than the Index Master Portfolio may invest without limitation in high quality money market instruments. The Portfolios may also invest in high quality money market in-struments pending investment or to meet anticipated redemption requests. The Balanced Portfolio may also invest in these securities in furtherance of its investment objective. The Index Master Portfolio may invest a portion of its assets, normally not more than 5% of its net assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporar-ily uncommitted cash balances.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and ob-ligations of supranational organizations. Generally, such obligations will ma-ture within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, a Portfolio agrees to purchase securities from financial institutions subject to the sell-er's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These trans-actions involve a commitment by a Portfolio to purchase or sell particular se-curities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in in-terest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available

                                      22.
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in the market when the securities delivery takes place. Each Portfolio's when-
issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from fi-nancial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. A Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. The Index Master Portfolio does not intend to invest in reverse repur-chase agreements. The Balanced Portfolio may utilize reverse repurchase agree-ments when it is anticipated that the interest income to be earned from the in-vestment of the proceeds of the transaction is greater than the interest ex-pense of the transaction. This use of reverse repurchase agreements may be re-garded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the pro-ceeds will be less than the interest expense, that the market value of the se-curities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be re-turned to the Portfolio. During the time a reverse repurchase agreement is out-standing, a Portfolio will maintain a segregated account with the Fund's custo-dian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets (33% in the case of the Index Master Portfolio). In addition, the Balanced Portfolio may borrow up to an additional 5% of its total assets for temporary purposes. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolios (other than the Index Master Portfolio and the Balanced Portfolio) will not make any in-vestments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also invest in securities issued by other investment companies with similar investment objectives. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies invest-ing primarily in foreign securities, including so-called "country funds." Coun-try funds have portfolios consisting exclusively of securities of issuers lo-cated in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addi-tion to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving

                                      23.

-------------------------------------------------------------------------------
additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insol-vent.

ILLIQUID SECURITIES. No Portfolio will invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be dis-posed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. Each Portfolio may purchase secu-rities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered il-liquid so long as it is determined by the adviser or sub-adviser that an ade-quate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchas-ing these restricted securities.

SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio, the Small Cap Value Equity Portfolio and the In-ternational Small Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized organizations (less than $1 billion at the time of pur-chase or, with respect to the International Small Cap Equity Portfolio, $1.5 billion for Japanese issuers). Similarly, the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio will invest, under normal market condi-tions, at least 90% (and in any event at least 65%) or their respective total assets in equity securities of medium-capitalized organizations (between $1 billion and $5 billion at the time of purchase). These organizations will nor-mally have more limited product lines, markets and financial resources and will be more dependent upon a limited management group than larger capitalized companies.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Master Portfolio (in which all of the assets of the Index Equity Portfo-lio are invested) invests at least 95% of the value of its total assets in se-curities included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index")*. The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same propor-tions as they are represented in the Index. The Index Master Portfolio oper-ates as an index portfolio and, therefore, is not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordinarily not result in the elimination of a stock from the Portfolio. The Portfolio will remain fully invested in common stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Port-folio's shares. The investment performance of the Index Master Portfolio and the Index Equity Portfolio is expected to approximate the investment perfor-mance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio and the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio and the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is deter-mined, composed and calculated by S&P without regard to the Index Equity Port-folio or the Index Master Portfolio. S&P has no obligation to take the needs of the Index Equity Portfolio or the Index Master Portfolio or their respec-tive owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the de-termination of the prices and amount of the Index Equity Portfolio or the In-dex Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the Index Master Portfolio or in the determination or calculation of the equation
-------
* "Standard & Poor's(R)," "S&P," "S&P 500(R)," "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and The DFA Investment Trust Company.

                                      24.

--------------------------------------------------------------------------------
by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRAN-TIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio, the International Emerging Markets Portfolio and the Interna-tional Small Cap Equity Portfolio (the "International Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in foreign securities involves consid-erations not typically associated with investing in securities of companies or-ganized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign mar-kets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malay-sia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Af-rica, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more devel-oped countries. Some of these countries may have in the past failed to recog-nize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization

                                      25.
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--------------------------------------------------------------------------------
or expropriation of assets, may be heightened. In addition, unanticipated po-litical or social developments may affect the value of investments in these countries and the availability to a Portfolio of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in se-curities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be diffi-cult to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE. From time to time the International Eq-uity Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Portfolio's to-tal assets in this or any other country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese secu-rities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

The International Small Cap Equity Portfolio invests primarily in equity secu-rities of issuers located in countries included in the Salomon Brothers Ex-tended Markets World Ex-U.S. Index. Australia, Austria, Belgium, Canada, Den-mark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom currently comprise the Salomon Index. From time to time the Portfolio may invest more than 25% of its total assets in the securities of is-suers located in Japan or the United Kingdom. As discussed above, investments of 25% or more of the Portfolio's total assets in Japan, the United Kingdom or any other country would make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

The International Small Cap Equity Portfolio may also invest up to 20% of its assets in countries with emerging economies or securities markets which, as stated above, involves special risks. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Tai-wan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe.

The International Portfolios may (but are not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs), ob-ligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities and state and local municipal obligations. These securities will be rated at the time of purchase within the four highest rating groups as-signed by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rat-ings Group ("S&P") or another nationally recognized statistical rating agency. If unrated, the securities will be determined at the time of purchase to be of comparable quality by the sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be investment grade al-though they have speculative characteristics. If a fixed income security is re-duced below Baa by Moody's or BBB by S&P, the Portfolio's sub-ad-

                                      26.
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--------------------------------------------------------------------------------
viser will dispose of the security in an orderly fashion as soon as practica-ble. Investments in securities of foreign issuers, which present additional in-vestment considerations as described above under "International Portfolios," will be limited to 5% of the Portfolio's total assets.

The Balanced Portfolio may make significant investments in residential and com-mercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets) issued by governmental entities and private issuers.

The Balanced Portfolio may acquire several types of mortgage-related securi-ties, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obliga-tions ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Is-suers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multi-ple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other clas-ses having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue in-terest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustees for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time be-cause the underlying assets (i.e. loans) generally may be prepaid at any time. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools under-lying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to ex-perience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will gener-ally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Balanced Portfolio's principal investment to the extent of premium paid.

                                      27.

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The Balanced Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securi-ties containing loans or mortgages originated by PNC Bank, National Associa-tion ("PNC Bank") or its affiliates. It is possible that, under some circum-stances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obliga-tions of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are sup-ported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issu-ing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury cer-tificates ("CATs")). The Balanced Portfolio may purchase these certificates, as well as Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the fu-ture principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments) and state and local government obligations. Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Municipal obligations may be purchased when the Portfolio's sub-adviser believes that their return, on a pre-tax basis, will be comparable to the returns of other permitted in-vestments. Dividends paid by the Portfolio that are derived from interest on municipal obligations will be taxable to shareholders.

To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Balanced Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Port-folio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. Dur-ing the period between the sale and repurchase, the Portfolio will not be en-titled to receive interest and principal payments on the securities sold. Pro-ceeds of the sale will be invested in additional instruments for the Portfo-lio, and the income from these investments will generate income for the Port-folio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment per-formance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities hav-ing a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to

                                      28.

--------------------------------------------------------------------------------
correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

The Balanced Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transac-tions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio anticipates pur-chasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

The Balanced Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Although the Portfolio does not currently intend to do so under current market conditions, the Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater re-sets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Unrated variable and floating rate instruments will be comparable in quality to investment grade securities as determined by the Portfolio's sub-advisers. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain port-folio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital appreciation in the security.

The market value of the Balanced Portfolio's investments in fixed income secu-rities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the rat-ings of any particular security may also affect the value of these investments.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the International Small Cap Equity Port-folio will not exceed 100%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are The Portfolios' Financial High-lights?" A Portfolio's annual portfolio turnover rate will not be a factor pre-venting a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      29.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets (33% of net assets in the case of the Index Master Portfolio) at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions as that Portfolio.

                                      30.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF
TRUSTEES The business and affairs of the Fund and of The DFA Investment Trust Company (in which the assets of the Fund's Index Equity Portfolio are invested) are managed under the direction of their separate Boards of Trustees. The following persons cur-rently serve as trustees of BlackRock Funds:

              William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Global Wireless.

              Raymond J. Clark--Treasurer of Princeton University.

              Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

              Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

              David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

               The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND
SUB-ADVISERS   The Adviser to BlackRock Funds is BlackRock, Inc., except with respect to the Index Equity Portfolio. Each of the Portfolios within the BlackRock Fund family (except the Index Equity Port-folio) is managed by a specialized portfolio manager who is a member of one of BlackRock, Inc.'s portfolio management affiliates.

               As adviser, BlackRock, Inc. is responsible for the overall in-vestment management of the Portfolios. The sub-advisers are re-sponsible for the day-to-day management of the Portfolios, and generally make all purchase and sale investment decisions for the Portfolios. The sub-advisers also provide research and credit analysis.

               THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

               . BlackRock Financial Management, Inc.: Domestic and non-dollar fixed income.

               . PNC Equity Advisors: Growth equity.

               . Provident Capital Management: Value equity.

               . CastleInternational Asset Management: International equity.

               . PIMC: Money market.

               Provident Capital Management, Inc. ("PCM"), which has its pri-mary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103, acts as sub-adviser to the Large Cap Value Equity, Mid-Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios. PNC Equity Advisors Company ("PEAC"), which has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103, acts as sub-adviser to the Large Cap Growth Equity, Mid-Cap Growth Equity and Small Cap Growth Equity Portfolios. CastleInternational Asset Management Limited, which has its primary offices at 7 Castle Street, Ed-inburgh, Scotland, EH2 3AH, acts as sub-adviser to the Interna-tional Equity, International Emerging Markets and International Small Cap Equity Portfolios. BlackRock Financial Management, Inc. ("BlackRock"), primary offices at 345 Park Avenue, New York, New York 10154, and PCM act as sub-advisers to the Bal-anced Portfolio.

                                      31.

-------------------------------------------------------------------------------

                 The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

        BLACKROCK PORTFOLIO                      PORTFOLIO MANAGER
        -------------------                      -----------------
 Large Cap Value Equity             Daniel B. Eagan; portfolio manager with
                                    sub-adviser since 1995; director of
                                    investment strategy at BlackRock, Inc.
                                    during 1994 and 1995; prior to 1994, served
                                    as senior research consultant for Mercer
                                    Investment Consulting; Portfolio manager
                                    since January 1997.
 Large Cap Growth Equity            R. Andrew Damm; investment manager with
                                    sub-adviser since 1997; senior investment
                                    strategist with BlackRock, Inc. since 1995;
                                    portfolio manager with PNC Bank from 1988
                                    to 1995; Mr. Damm has participated in the
                                    management of the Portfolio since 1996 and
                                    has been designated Portfolio manager since
                                    September 1997.
 Mid-Cap Value Equity               Christian K. Stadlinger; Vice President of
                                    sub-adviser since July 1996; prior to
                                    joining sub-adviser, Portfolio Manager and
                                    Research Analyst with Morgan Stanley Asset
                                    Management; Portfolio co-manager since
                                    inception.
                                    Daniel B. Eagan (see above); Portfolio co-
                                    manager since its inception.
 Mid-Cap Growth Equity              William C. McVail; investment manager with
                                    sub-adviser since 1994; prior to joining
                                    sub-adviser, equity and fixed income
                                    analyst with PNC Bank; Portfolio co-manager
                                    since its inception.
                                    William J. Wykle; investment manager with
                                    sub-adviser since 1995; investment manager
                                    with PNC Bank, National Association since
                                    1986; Portfolio co-manager since its
                                    inception.
 Small Cap Value Equity             Christian K. Stadlinger; Vice President of
                                    sub-adviser since July 1996; prior to
                                    joining sub-adviser, Portfolio Manager and
                                    Research Analyst with Morgan Stanley Asset
                                    Management; Portfolio manager since July
                                    1996.
 Small Cap Growth Equity            William J. Wykle (see above); Portfolio co-
                                    manager since its inception.
                                    William C. McVail; (see above); Portfolio
                                    co-manager since inception.
 International Equity               Gordon Anderson; Managing and Investment
                                    Director with sub-adviser since 1996; prior
                                    to joining sub-adviser, Investment Director
                                    of Dunedin Fund Managers Ltd.; Portfolio
                                    manager since 1996.
 International Small Cap Equity     Peter J. Tait; Director and Global
                                    Strategist of sub-adviser since 1996.
                                    Director and Head of Continental European
                                    desk at Dunedin Fund Managers Ltd. from
                                    1990 to 1996. Portfolio manager since its
                                    inception.
 International Emerging Markets     Euan Rae; Senior Investment Manager with
                                    sub-adviser since 1996; prior to joining
                                    sub-adviser, Head of Emerging Markets at
                                    Dunedin Fund Managers Ltd. and investment
                                    manager with Edinburgh Fund Managers;
                                    Portfolio manager since 1996.
 Select Equity                      Daniel B. Eagan (see above); Portfolio
                                    manager since 1995.
 Balanced                           R. Andrew Damm; senior investment
                                    strategist with BlackRock, Inc. since 1995;
                                    portfolio manager with PNC Bank from 1988
                                    to 1995; Portfolio co-manager since 1996.
                                    Robert S. Kapito; Vice Chairman of
                                    BlackRock since 1988; Portfolio co-manager
                                    since 1995.
                                    Keith T. Anderson; Managing Director and
                                    co-chair of Portfolio Management Group and
                                    Investment Strategy Committee of BlackRock
                                    since 1988; Portfolio co-manager since
                                    1995.

                                      32.

--------------------------------------------------------------------------------

               BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               For their investment advisory and sub-advisory services, Black-Rock, Inc. and the Portfolios' sub-advisers are entitled to fees, computed daily on a portfolio-by-portfolio basis and pay-able monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?", with respect to certain Portfolios, BlackRock, Inc. and the sub-ad-visers intend to waive a portion of their fees during the cur-rent fiscal year. All sub-advisory fees are paid by BlackRock, Inc. and do not represent an extra charge to the Portfolios.

                    MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO
                 EXCEPTTHE INDEX EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH
                   EQUITY AND THE INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .550%                      .400%
            $1 billion--$2 billion                .500                       .350
            $2 billion--$3 billion                .475                       .325
            greater than $3 billion               .450                       .300

                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE MID-CAP VALUE
                                          EQUITY AND
                      MID-CAP GROWTH EQUITY PORTFOLIOS (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .800%                      .650%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .500
            greater than $3 billion               .625                       .475

                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                              EQUITY PORTFOLIO (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      .750%                      .600%
            $1 billion -- $2 billion              .700                       .550
            $2 billion -- $3 billion              .675                       .525
            greater than $3 billion               .650                       .500
                             MAXIMUM ANNUAL CONTRACTUAL FEE RATE
                   FOR THE INTERNATIONAL SMALL CAP EQUITY PORTFOLIO (BEFORE
                                           WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      1.00%                       .85%
            $1 billion -- $2 billion               .95                        .80
            $2 billion -- $3 billion               .90                        .75
            greater than $3 billion                .85                        .70


                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                         EMERGING MARKETS PORTFOLIO (BEFORE WAIVERS)

                                        INVESTMENT  SUB-ADVISORY
            AVERAGE DAILY NET ASSETS   ADVISORY FEE     FEE
            first $1 billion              1.250%       1.100%
            $1 billion -- $2 billion      1.200        1.050
            $2 billion -- $3 billion      1.155        1.005
            greater than $3 billion       1.100        0.950

                                      33.

--------------------------------------------------------------------------------

                  Although the advisory fee rates payable by the International Emerging Markets and International Small Cap Equity Portfo-lios are higher than the rates payable by mutual funds in-vesting in domestic securities, the Fund believes they are comparable to the rates paid by many other funds with similar investment objectives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

                  For their last fiscal year the Portfolios paid investment ad-visory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Large Cap Value Equity Portfolio, .48%; Large Cap Growth Equity Portfolio, .52%; Mid-Cap Value Equity Portfolio .79%; Mid-Cap Growth Equity Portfolio .79%; Small Cap Value Equity Portfolio, .55%; Small Cap Growth Equity Portfolio, .54%; International Equity Portfolio, .66%; International Emerging Markets Portfolio, 1.16%; Select Equity Portfolio, .52%; and Balanced Portfolio, .52%.

                  The Portfolios' sub-advisers strive to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed to registered broker/dealers who have entered into dealer agreements with the Funds' dis-tributor.

ADVISER TO        Dimensional Fund Advisors Inc. ("DFA"), located at 1299 Ocean
INDEX MASTER      Avenue, 11th Floor, Santa Monica, CA 90401, serves as invest-
PORTFOLIO         ment adviser to the Index Master Portfolio.

                  DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. DFA's assets under management totalled approxi-mately $27 billion at November 30, 1997. David G. Booth and Rex A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors, officers and shareholders of DFA, may be deemed controlling persons of DFA.

                  Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and di-rectors of DFA who are elected annually. DFA provides the In-dex Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

                  For the investment advisory services provided to the Index Master Portfolio under the advisory agreement, DFA is enti-tled to receive a fee at the annual rate of .025% of the In-dex Master Portfolio's average daily net assets. For the In-dex Master Portfolio's fiscal year ended November 30, 1997, DFA received a monthly fee for its investment advisory serv-ices which, on an annual basis, equaled .025% of the Index Master Portfolio's net assets.

                                      34.

--------------------------------------------------------------------------------

ADMINISTRATORS
               BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distributors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-ad-ministrators. BlackRock, Inc. and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net assets and .065% of the av-erage daily net assets of each Portfolio in excess of $1 bil-lion and (ii) .115% of the first $500 million of the average daily net assets allocated to Service Shares of each Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the average daily net assets allocated to Service Shares of each Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their adminis-tration fees from a Portfolio. PFPC serves as the administra-tive services, dividend disbursing and transfer agent to the Index Master Portfolio, for which PFPC is entitled to compensa-tion at the annual rate of .015% of the Index Master Portfo-lio's net assets.

               For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER
AGENT,         PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND       Street, Philadelphia, Pennsylvania 19103, serves as the Portfo-
DISBURSING     lios' custodian and PFPC, whose principal offices are located
AGENT AND      at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as
CUSTODIAN      their transfer agent and dividend disbursing agent.

SHAREHOLDER    The Fund intends to enter into service arrangements with insti-
SERVICING      tutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will render support services to their customers who are the beneficial own-ers of Service Shares. These services are intended to supple-ment the services provided by the Fund's Administrators and transfer agent to the Fund's shareholders of record. In consid-eration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned beneficially by their customers, Institutions may provide one or more of the following services:
               processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the distribu-tor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Service
               Shares beneficially owned by customers or the information nec-essary for sub-accounting; and providing other similar servic-es. In consideration for payment of a separate shareholder ser-vicing fee of up to .15% (on an annualized basis) of the aver-age daily net asset value of Service Shares owned beneficially by their customers, Institutions may provide one or more of these additional services to such customers: responding to cus-tomer inquiries relating to the services performed by the In-stitution and to customer inquiries concerning their invest-ments in Service Shares; assisting customers in designating and changing dividend options, account designa-

                                      35.

-------------------------------------------------------------------------------
                 tions and addresses; and providing other similar shareholder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with Institutions.

                 Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the in-vestment of fiduciary funds in Portfolio shares. Institu-tions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commis-sions, and investment advisers and other money managers sub-ject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. It is intended that the services provided by Institutions under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES
                 Expenses are deducted from the total income of each Portfo-lio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custo-dian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing pro-spectuses and statements of additional information to exist-ing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance pre-miums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allo-cated among all investment portfolios by or under the direc-tion of the Board of Trustees in a manner the Board deter-mines to be fair and equitable.

                                      36.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of each Portfolio of the Fund are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to ap-plicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor-ship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "In-vestment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institu-tions acting on behalf of their customers, as well as to certain persons who were shareholders of the Compass Capital Group of Funds at the time of its com-bination with The PNC(R) Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of Institutions. Share purchases are normally effected through a customer's ac-count at an Institution through procedures established in connection with the requirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account state-ments provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion modify or waive the minimum investment amount, may reject any order for Service Shares and may suspend and resume the sale of shares of any Portfolio at any time.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the cer-tificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the

                                      37.

-------------------------------------------------------------------------------
Administrators and the Distributor will employ reasonable procedures to con-firm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days af-ter receiving a redemption order if, in the judgment of BlackRock, Inc., an earlier payment could adversely affect a Portfolio. No charge for wiring re-demption payments is imposed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account balance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' written notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the account falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsi-bilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      38.

--------------------------------------------------------------------------------
WHAT SPECIAL PURCHASE AND REDEMPTION PROCEDURES MAY APPLY?
--------------------------------------------------------------------------------

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trad-ing hours on the NYSE (currently 4:00 p.m. Eastern Time) on any Business Day (as defined above) are priced according to the net asset value next determined on that day.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to BlackRock Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Delaware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund re-serves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemp-tion request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

                                      39.

-------------------------------------------------------------------------------

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such proce-dures.

The Fund offers a Systematic Withdrawal Plan ("SWP") which may be used by in-vestors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

Persons who were shareholders of an investment portfolio of the Compass Capi-tal Group of Funds at the time of the portfolio's combination with The PNC(R) Fund may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures described in this section.

                                      40.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Service Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. East-ern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the num-ber of its Service Shares that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by di-viding the total market value of its investments and other assets, less any li-abilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the super-vision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio of the Fund will distribute substantially all of its net invest-ment income and net realized capital gains, if any, to shareholders. The net investment income of each Portfolio is declared quarterly as a dividend to in-vestors who are shareholders of the Portfolio at the close of business on the day of declaration. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annu-ally. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Service Shares of the relevant Portfolio, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to distribu-tions paid after its receipt by PFPC.

The Index Equity Portfolio seeks its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Port-folio is allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, is the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Mas-ter Portfolio also allocates to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

                                      41.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio of the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal in-come tax on amounts distributed to shareholders, but shareholders, unless oth-erwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distribu-tions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum tax purposes. The dividends received deduction is not avail-able for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Interna-tional Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and subject to applicable limitations in the Code, each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

The Index Master Portfolio is classified as a partnership for Federal income tax purposes. As such, the Index Master Portfolio will not be subject to Fed-eral income tax, and the Index Equity Portfolio will be allocated its propor-tionate share of the income and realized and unrealized gains and losses of the Index Master Portfolio.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

                                      42.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. Each Equity Portfolio of-fers five separate classes of shares--Institutional Shares, Service Shares, In-vestor A Shares, Investor B Shares and Investor C Shares. This prospectus re-lates only to Service Shares of the twelve Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of a Portfo-lio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the per-formance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, in-cluding an automatic investment plan and an automatic withdrawal plan. For fur-ther information regarding the Fund's Institutional or Investor Share classes, contact PFPC at (800) 441-7764 (Institutional Shares) or (800) 441-7762 (In-vestor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, seeks to achieve its investment objective by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio purchases shares of the Index Master Portfolio at net asset value. The net as-set value of the Index Equity Portfolio responds to increases and decreases in the value of the Index Master Portfolio's securities and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its investment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund determines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be taken, including the in-vestment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manage the Index Equity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional

                                      43.

--------------------------------------------------------------------------------
investors that may invest in the Index Master Portfolio from time to time (e.g. other investment companies) will each bear a share of all liabilities of the Index Master Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Mas-ter Portfolio.

The shares of the Index Master Portfolio are offered to institutional investors in private placements for the purpose of increasing the funds available for in-vestment and achieving economies of scale that might be available at higher as-set levels. The expenses of such other institutional investors and their re-turns may differ from those of the Index Equity Portfolio. While investment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfolio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata own-ership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a mate-rial degree the rights and preferences of the shares of the Index Master Port-folio or to increase or decrease their par value. The Index Master Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of the Index Master Portfolio. If a shareholder of the Index Mas-ter Portfolio redeems its entire interest in the Portfolio or becomes bankrupt, a majority in interest of the remaining shareholders in the Portfolio must vote within 120 days to approve the continuing existence of the Index Master Portfo-lio or the Portfolio will be liquidated.

When the Index Equity Portfolio, as a shareholder of the Index Master Portfo-lio, votes on matters pertaining to the Index Master Portfolio, the Index Eq-uity Portfolio would hold a meeting of its shareholders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

                                      44.

--------------------------------------------------------------------------------

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfo-lio which may have different sales charges, fees and other expenses which may affect performance. As of the date of this Prospectus, one other feeder fund invests all of its investable assets in the Index Master Portfolio. For infor-mation about other funds that may invest in the Master Index Portfolio, please contact DFA at (310) 395-8005.

                                      45.

-------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
-------------------------------------------------------------------------------

Performance information for Service Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and cap-ital gain distributions made by a Portfolio with respect to its Service Shares are reinvested in shares of the same class.

The yield of Service Shares of the Balanced Portfolio is computed by dividing the net income allocated to its Service Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a Portfolio's Service Shares may be compared to the perfor-mance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mu-tual funds. For example, the performance of a Portfolio's Service Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Invest-ment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper Inter-national Fund Index, the Lipper Small Cap International Fund Index, the Lehman Government Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their Service Shares pub-lished by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional In-vestor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of a Portfolio cannot necessarily be used to compare an in-vestment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, oper-ating expenses and market conditions. Any fees charged by brokers or other in-stitutions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calcula-tions.

                                      46.

--------------------------------------------------------------------------------

OTHER INFORMATION ON THE PERFORMANCE OF PNC EQUITY ADVISORS COMPANY

The tables below set forth performance information relating to the Small Cap Growth Equity Portfolio and a small cap growth equity account (the "Small Cap Account") that is also managed by PEAC for certain trust accounts and which has investment objectives, policies, strategies and risks substantially similar to those of the Small Cap Growth Equity Portfolio. The performance of the Small Cap Account has been restated to reflect certain expenses, as set forth in footnote 2 to the table.

The performance data for the Small Cap Account is included to provide investors with a longer performance record for PEAC in managing an account substantially similar to the Small Cap Growth Equity Portfolio as measured against the Rus-sell 2000 Growth Index. The Small Cap Account performance data does not repre-sent the past, present or future performance of the Small Cap Growth Equity Portfolio. Past performance is no guarantee of future results; investors should not consider this performance data as an indication of future performance of the Small Cap Growth Equity Portfolio or of PEAC. Share prices and investment returns will fluctuate reflecting market conditions and cash flows, as well as changes in company-specific fundamentals of portfolio securities. Consequently, investments in either the Small Cap Growth Equity Portfolio or the Small Cap Account may be worth more or less than their original cost at the time of re-demption. The performance presentation is not audited.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns also reflect the brokerage costs borne by the Small Cap Growth Equity Portfolio and the Small Cap Account for all periods presented. The use of a different methodology to calculate performance could result in different performance data.

The Small Cap Account was not subject to the same types of expenses and liquid-ity requirements to which the Small Cap Growth Equity Portfolio is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Small Cap Growth Equity Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance re-sults for the Small Cap Account could have been adversely affected if the Small Cap Account had been regulated as an investment company under the federal secu-rities laws.

                   PEAC'S SMALL CAP GROWTH EQUITY PERFORMANCE

                          AVERAGE ANNUAL TOTAL RETURNS

                                 SMALL CAP GROWTH
           YEAR OR PERIODS            EQUITY       SMALL CAP     RUSSELL 2000
            ENDED 12/31/97        PORTFOLIO(/1/)  ACCOUNT(/2/) GROWTH INDEX(/3/)
           ---------------       ---------------- ------------ -----------------
      One Year..................       8.79%          6.96%          12.95%
      Three Years...............      27.99%         28.02%          18.09%
      Five Years................        N/A          21.01%          12.74%
      Ten Years.................        N/A          22.91%          13.49%
      From Inception(/4/).......      21.34%         20.41%            N/A

------
(1) Total return reflects the performance of Service Shares of the Small Cap Growth Equity Portfolio since the commencement of operations of the Port-folio rather than the date Service Shares in the Portfolio were intro-duced. Performance information for the Portfolio's Service Shares prior to their introduction date on 9/15/93 does not reflect shareholder servicing, shareholder processing and certain other expenses borne by Service Shares which, if reflected, would reduce the performance quoted for such period. Performance information presented for Service Shares of the Portfolio prior to their introduction is based upon historical expenses of the Portfolio's Institutional Shares which do not reflect the actual expenses that an investor would have incurred as a holder of Service Shares of the Portfolio. The performance quoted reflects fee waivers by the Portfolio's service providers. The Portfolio's performance would have been lower in the absence of such waivers.

(2) The performance has been restated to reflect a total expense ratio of 1.17%, which is the total expense ratio that Service Shares of the Small Cap Growth Equity Portfolio are expected to incur during the current fiscal year and which reflects an advisory fee of .54% of its average daily net assets. This expense ratio reflects voluntary fee waivers by the Portfo-lio's service providers which may be modified or terminated at any time. In restating the total returns of the Small Cap Account, these expenses were calculated on a quarterly basis for the periods presented. The calculation of these expenses on a more frequent basis would result in lower perfor-mance figures.


                                      47.

--------------------------------------------------------------------------------
(3) Total return data is presented for each period. The Russell 2000 Growth In-dex reflects the investment of income dividends and capital gain distribu-tions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Russell 2000 Growth Index is an unmanaged secu-rities index, and an investment cannot be made directly in the Russell 2000 Growth Index. For more information on the Russell 2000 Growth Index, see the Appendix to this Prospectus.

(4) The Small Cap Growth Equity Portfolio and the Small Cap Account commenced investment operations on 9/14/93 and 8/1/87, respectively.

                                      48.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      49.

--------------------------------------------------------------------------------
                                    APPENDIX

    COMPASS CAPITAL        PERFORMANCE
       PORTFOLIO            BENCHMARK                          DESCRIPTION
Large Cap Value Equity   Russell 1000     An index composed of those Russell 1000 securities
                         Value Index      with less-than-average growth orientation.
                                          Securities in this index generally have low price-
                                          to-book and price-earnings ratios, higher dividend
                                          yields and lower forecasted growth values than more
                                          growth-oriented securities in the Russell 1000
                                          Growth Index.
Large Cap Growth Equity  Russell 1000     The Russell 1000 Growth Index contains those Russell
                         Growth Index     1000 securities with a greater-than-average growth
                                          orientation. Companies in this index tend to exhibit
                                          higher price-to-book and price-earnings ratios,
                                          lower dividend yields and higher forecasted growth
                                          values than the Russell 1000 Value Index.
Mid-Cap Value Equity     Russell Midcap   The Russell Midcap Value Index consists of the
                         Value Index      bottom 800 securities of the Russell 1000 Index with
                                          less-than-average growth orientation as ranked by
                                          total market capitalization.
Mid-Cap Growth Equity    Russell Midcap   The Russell Midcap Growth Index consists of the
                         Growth Index     bottom 800 securities of the Russell 1000 Index with
                                          greater-than-average growth orientation as ranked by
                                          total market capitalization.
Small Cap Value Equity   Russell 2000     The Russell 2000 Value Index contains those Russell
                         Value Index      2000 securities with a less-than-average growth
                                          orientation. Securities in this index generally have
                                          lower price-to-book and price-earnings ratios than
                                          those in the Russell 2000 Growth Index.
Small Cap Growth Equity  Russell 2000     An index composed of those Russell 2000 securities
                         Growth Index     with a greater-than-average growth orientation.
                                          Securities in this index generally have higher
                                          price-to-book and price-earnings ratios than those
                                          in the Russell 2000 Value Index.
International Equity     EAFE Index       An index composed of a sample of companies
                                          representative of the market structure of 20
                                          European and Pacific Basin countries. The Index is a
                                          market value-weighted average of the performance of
                                          over 900 securities listed on the stock exchanges of
                                          such countries.
International Small Cap  Salomon Brothers Small stock index which represents the bottom 20% of
Equity                   Extended         the Salomon Brothers Broad Market Index ("BMI"). The
                         Markets World    BMI is an available equity capital weighted index
                         Ex-U.S. Index    representative of the market structure of 20
                                          international developed countries. It contains
                                          companies with an available market capitalization
                                          greater than $100 million.
International Emerging   MSCI Emerging    The Morgan Stanley Capital International (MSCI)
Markets                  Markets Free     Emerging Markets Free Index (EMF) is a market
                         Index            capitalization weighted index composed of companies
                                          representative of the market structure of 22
                                          Emerging Market countries in Europe, Latin America,
                                          Africa and the Pacific Basin. The MSCI EMF Index
                                          excludes closed markets and those shares in
                                          otherwise free markets which are not purchasable by
                                          foreigners.
Select Equity            S&P 500 Index    An unmanaged index of 500 selected common stocks,
                                          most of which are listed on the New York Stock
                                          Exchange. The Index is heavily weighted toward
                                          stocks with large market capitalizations and
                                          represents approximately two-thirds of the total
                                          market value of all domestic common stocks.
Index Equity             S&P 500 Index    An unmanaged index of 500 selected common stocks,
                                          most of which are listed on the New York Stock
                                          Exchange. The Index is heavily weighted toward
                                          stocks with large market capitalizations and
                                          represents approximately two-thirds of the total
                                          market value of all domestic common stocks.
Balanced                 S&P 500 Index    An unmanaged index of 500 selected common stocks,
                                          most of which are listed on the New York Stock
                                          Exchange. The Index is heavily weighted toward
                                          stocks with large market capitalizations and
                                          represents approximately two-thirds of the total
                                          market value of all domestic common stocks.
                         Salomon Broad    An unmanaged index of 3500 bonds. The Broad
                         Investment       Investment Grade Index is market capitalization
                         Grade Index      weighted and includes Treasury, Government sponsored
                                          mortgages and investment grade fixed rate corporates
                                          with a maturity of 1 year or longer.

                                      50.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity

    Mid-Cap Growth Equity               Micro-Cap Equity
                                        International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity
    Small Cap Value Equity              International Small Cap Equity
                                        Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                         January 28, 1998
-------------------------------------------------------------------------------
MICRO-CAP EQUITY PORTFOLIO INVESTOR SHARES
-------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS
                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   6
            What Additional Investment Policies And Risks Apply?.........   7
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  12
            Who Manages The Fund?........................................  13
            What Pricing Options Are Available To Investors?.............  17
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  18
            How Are Shares Purchased?....................................  19
            How Are Shares Redeemed?.....................................  20
            What Are The Shareholder Features Of The Fund?...............  22
            What Is The Schedule Of Sales Charges And Exemptions?........  24
            How Is Net Asset Value Calculated?...........................  28
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  28
            How Are Fund Distributions Taxed?............................  29
            How Is the Fund Organized?...................................  30
            How Is Performance Calculated?...............................  31
            How Can I Get More Information?..............................  32

             This Prospectus sets forth concisely information about the BlackRock Micro-Cap Equity Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from BlackRock Funds SM (the "Fund") by calling (800) 441-7762. The Statement of Addi-tional Information, as supplemented from time to time, is incor-porated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Ad-ditional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

             SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      2.

--------------------------------------------------------------------------------

MICRO-CAP EQUITY PORTFOLIO OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen diversified investment portfolios that provide invest-ors with a broad spectrum of investment alternatives within the equity sector. Nine of these portfolios invest in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds. A detailed description of the Micro-Cap Equity Portfolio begins on page 6. To obtain a prospectus describing the Fund's other equity portfolios, call (800) 441-7762.

               The Portfolio's performance benchmark is the Wilshire Quantum MicroCap Index and its Lipper peer group is the Micro Cap Funds category. The Wilshire Quantum MicroCap Index is comprised of all issues in the Wilshire 5000 Index that rank below the 2,501st company based on market capitalization. The Wilshire 5000 Index contains all publicly traded U.S. stocks, excluding REITS and limited partnerships.

               BlackRock, Inc. serves as the Portfolio's investment adviser. PNC Equity Advisors Company, an affiliate of BlackRock, Inc. ("PEAC"), serves as sub-adviser to the Portfolio.



UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Micro-Cap Equity
BLACKROCK      Portfolio. We intend this document to be an effective tool as
MICRO-CAP      you explore one approach to micro cap equity investing.
EQUITY
PORTFOLIO
[/R]
CONSIDERING    There can be no assurance that the Portfolio will achieve its
THE RISKS IN   investment objective. The Portfolio will hold equity securities
EQUITY         of micro cap issuers and may acquire warrants and illiquid se-
INVESTING      curities; enter into repurchase and reverse repurchase agree-
               ments; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency ex-change contracts. Certain risks associated with international investments are heightened because of currency fluctuations and investments in emerging markets. These and the other investment practices set forth below, and their associated risks, deserve careful consideration. See "What Additional Investment Policies
               And Risks Apply?"

               For information on how to purchase and redeem shares of the
INVESTING IN   Portfolio, see "How Are Shares Purchased?" and "How Are Shares
THE            Redeemed?"
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses and shareholder transaction expenses expected to be incurred by Investor Shares of the Portfolio for the current fiscal year as a percentage of average daily net assets. The figures shown under "Other expenses" are estimated for the current fiscal year. An ex-ample based on the summary is also shown.

                                               MICRO-CAP EQUITY PORTFOLIO
                                           INVESTOR A INVESTOR B   INVESTOR C
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Charge(/1/)
 (as a percentage of offering price)            5.0%         None         None
Maximum Deferred Sales Charge(/1/)(/2/)
 (as a percentage of offering price)             None        4.5%         1.0%
Sales Charge on Reinvested Dividends             None        None         None
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees                                   1.10%        1.10%        1.10%
12b-1 fees(/3/)(/4/)                             .00          .75          .75
Other operating expenses (after fee
 waivers)(/3/)                                   .82          .82          .82
                                               -----        -----        -----
 Shareholder servicing fee                 .25         .25          .25
 Shareholder processing fee                .15         .15          .15
 Other expenses                            .42         .42          .42
                                           ---        ----         ----
Total Portfolio operating expenses (after
 fee waivers)(/3/)                              1.92%        2.67%        2.67%
                                               ======      ======       ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfolio. BlackRock, Inc. and the Portfolio's administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolio's total operating expenses through the fiscal year ending September 30, 1998 at the levels set forth in the table. Without waivers, "Total Portfolio operating expenses" would be: (i) 1.95% for Investor A Shares; and (ii) 2.70% for In-vestor B Shares and Investor C Shares. The Portfolio does not expect to in-cur 12b-1 fees in excess of .005% with respect to Investor A Shares (other-wise payable at the maximum rate of .10%) through the fiscal year ending September 30, 1998.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       4.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Investor Shares of the Portfolio would pay the following ex-penses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B shares only, no redemption at the end of each time period:

                          ONE YEAR THREE YEARS
 A Shares*                  $69       $107
 B Shares (Redemption)**     72        120
 B Shares (No Redemption)    27         83
 C Shares                    27         83

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "Who Manages The Fund?--Distribu-tion and Service Plan" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other insti-tutions directly on their customer accounts in connection with investments in the Portfolio. For a detailed description of the expenses, see "Who Manages The Fund?"

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

-------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
-------------------------------------------------------------------------------

                 The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen BlackRock investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Nine of these portfolios invest primarily in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds.

                 In certain investment cycles and over certain holding peri-ods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these var-ious product options in the way that most closely fits the investor's investment goals and sentiments.

INVESTMENT       The Micro-Cap Equity Portfolio seeks to provide long-term
OBJECTIVE        capital appreciation.

INVESTMENT
STYLE Pursues micro cap equity securities with earnings growth po-tential. Emphasizes micro cap equity securities which the sub-adviser considers to have favorable and above-average earnings growth prospects.

PORTFOLIO
EMPHASIS Equity securities with growth rate estimates in excess of average for benchmark and capitalizations of $25 million to $300 million.

                 The Portfolio will invest primarily in micro cap companies that have revenue and earnings growth visibility of 20% or higher; generally, only companies in the top 40th percentile of the micro cap sector will be considered appropriate in-vestments. Such companies will generally have debt which does not exceed 40% of its capitalization.



IMPORTANT        In certain investment cycles and over certain holding peri-
                 ods, an equity fund that invests in micro cap stocks may
RISK             perform above or below the market. An investment program
                 that combines multiple disciplines across different styles
CONSIDERATIONS   and market capitalizations allows investors to select from various product options in a way that most closely fits the investor's investment goals. The BlackRock Micro-Cap Equity
                 Portfolio should be considered an aggressive allocation within an overall investment strategy. [/R]

                                      6.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

During normal market conditions, the Micro-Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of its total assets in equity securi-ties of micro cap issuers. The Portfolio defines micro cap issuers as those with $25 million to $300 million in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depository receipts.

MICRO CAP ISSUERS. Micro cap issuers will normally have more limited product lines, markets and financial resources and will be dependent upon a more lim-ited management group than larger capitalized companies. In addition, many mi-cro cap companies are not well known to the investing public, do not have sig-nificant institutional ownership and are followed by relatively few securities analysts, with the result that there may be less publicly available information concerning such companies in comparison with the information relating to compa-nies with larger market capitalizations. Also, the securities of micro cap com-panies are often traded in the over-the-counter markets and may have fewer mar-ket makers and wider spreads between their quoted bid and asked prices, and concomitantly lower trading volumes. This may result in comparatively greater price volatility and less liquidity than the securities of larger, more estab-lished companies, particularly those traded on the New York or American Stock Exchanges.

There have been instances of fraud in the micro cap market, including the ma-nipulation of micro cap stocks by brokers, issuers and promoters to benefit themselves at the expense of investors. No assurance can be given that the Mi-cro-Cap Equity Portfolio will not suffer losses due to fraudulent activity in the market in which it invests.

ADRS, EDRS AND GDRS. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence owner-ship of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence owner-ship of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an inter-national basis. Unsponsored ADR, EDR and GDR programs are organized indepen-dently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment con-siderations as described below under "International Investing."

INTERNATIONAL INVESTING. Investing in foreign securities involves considera-tions not typically associated with investing in securities of companies orga-nized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Portfolio's investments in foreign securities may also be adversely af-fected by changes in foreign political or social conditions, diplomatic rela-tions, confiscatory taxation, expropriation, limitation on the removal of

                                       7.

--------------------------------------------------------------------------------
funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary pol-icies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Political and economic structures in countries with emerging economies or secu-rities markets may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability char-acteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks de-scribed above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these coun-tries may make investments in the countries illiquid and more volatile than in-vestments in Japan or most Western European countries. There may be little fi-nancial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The Portfolio may (but is not required to) use forward foreign currency ex-change contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connec-tion with specific portfolio transactions or with respect to portfolio posi-tions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfo-lio to establish a rate of exchange for a future point in time.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e. sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securi-ties, securities indices, or the yield differential between two securities or foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. The Portfolio will not purchase put and call options when the aggregate premiums on outstand-ing options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted op-tions are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for

                                       8.

--------------------------------------------------------------------------------
other hedging purposes. The value of the Portfolio's contracts may equal or ex-ceed 100% of its total assets, although the Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might other-wise result from a market decline or currency exchange fluctuation. The Portfo-lio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In con-nection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by the Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, the Portfolio may invest without limi-tation in high quality money market instruments. The Portfolio may also invest in high quality money market instruments pending investment or to meet antici-pated redemption requests.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obli-gations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, the Portfolio agrees to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, ex-penses and/or delays in connection with the disposition of the underlying secu-rities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase secu-rities on a "when-issued" basis and may purchase or sell securities on a "for-ward commitment" basis. These transactions involve a commitment by the Portfo-lio to purchase or sell particular securities with payment and delivery

                                       9.

--------------------------------------------------------------------------------
taking place at a future date (perhaps one or two months later), and permit the Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from fi-nancial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest ex-pense, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the re-purchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. Whenever borrowings exceed 5% of the Portfolio's total as-sets, the Portfolio will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolio may invest in securities issued by other investment com-panies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with similar investment objectives. Secu-rities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of an-other investment company, the Portfolio would bear, along with other sharehold-ers, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Port-folio may purchase securities which are

                                      10.

--------------------------------------------------------------------------------
not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increas-ing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securi-ties.

PORTFOLIO TURNOVER RATE. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 150%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to the Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      11.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without re-gard to this 5% limitation;

(2) subject to the foregoing 25% exception, purchase more than 10% of the out-standing voting securities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased.

                                      12.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF
TRUSTEES The business and affairs of BlackRock Funds are managed under the direction of the Board of Trustees. The following persons currently serve as trustees of BlackRock Funds:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Global Wireless.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

               The Statement of Additional Information furnishes additional information about the trustees and officers of the Fund.

ADVISER AND
SUB-ADVISER    The Adviser to BlackRock Funds is BlackRock, Inc. BlackRock,
               Inc. (formerly PNC Asset Management Group, Inc.) was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th
               Floor, Philadelphia, Pennsylvania 19103. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               The sub-adviser to the Portfolio is PNC Equity Advisors Company ("PEAC"), an affiliate of BlackRock, Inc., with primary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103. PEAC is a registered investment adviser, formed by PNC Bank in 1994. William J. Wykle and Thomas Callan serve as portfolio managers of the Portfolio. Mr. Wykle has been an investment manager at the sub-adviser since 1995. From 1986 to 1995, Mr. Wykle was an investment manager with PNC Bank. Mr. Callan has been an investment manager at the sub-adviser since 1996, prior to which he was an equity analyst with PNC Bank since 1993. Prior to 1993, Mr. Callan was a Trust Department Trainee at PNC Bank.

               As adviser, BlackRock, Inc. is responsible for the overall investment management of the Portfolio. The sub-adviser is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale investment decisions for the Portfolio. The sub-adviser also provides research and credit analysis.

               THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

               . BlackRock Financial Management, Inc.: Domestic and non-dollar fixed income.

               . PNC Equity Advisors: Growth equity.

               . Provident Capital Management: Value equity.

               . CastleInternational Asset Management: International equity.

               . PIMC: Money market.

               For their investment advisory and sub-advisory services, Black-Rock, Inc. and the sub-adviser are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under

                                      13.

--------------------------------------------------------------------------------

                  "What Are the Expenses of the Portfolio?" BlackRock, Inc. and the sub-adviser intend to waive a portion of their fees dur-ing the current fiscal year. All sub-advisory fees are paid by BlackRock, Inc. and do not represent an extra charge to the Portfolio.

                       MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.10%                       .950%
            $1 billion -- $2 billion             1.05                        .900
            $2 billion -- $3 billion             1.025                       .875
            greater than $3 billion              1.00                        .850

                  PEAC strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed to registered broker/dealers who have entered into dealer agreements with the Fund's distributor.

ADMINISTRATORS
                  BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distribu-tors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-administrators. BlackRock, Inc. and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its of-ficers.

                  The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relat-ing to the maintenance of financial records and fund account-ing. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable month-ly, at an annual rate of .03% of the Portfolio's average daily net assets. PFPC and BDI are entitled to receive a com-bined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's average daily net assets, .075% of the next $500 million of the Portfolio's average daily net assets and .065% of the average daily net assets of the Port-folio in excess of $1 billion and (ii) .115% of the first $500 million of the average daily net assets allocated to each class of Investor Shares of the Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the average daily net assets allocated to each class of Investor Shares of the Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from the Portfolio.

                  For information about the operating expenses the Portfolio expects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER AGENT,
DIVIDEND          PNC Bank, whose principal offices are located at 1600 Market
DISBURSING        Street, Philadelphia, Pennsylvania 19103, serves as the Port-
AGENT AND         folio's custodian and PFPC serves as its transfer agent and
CUSTODIAN         dividend disbursing agent. PFPC has its principal offices at
                  400 Bellevue Parkway, Wilmington, Delaware 19809.

DISTRIBUTION
AND SERVICE       Under the Fund's Distribution and Service Plan (the "Plan"),
PLAN              Investor Shares of the Portfolio bear the expense of payments
                  ("distribution fees") made to BDI, as the Fund's distributor
                  (the "Distributor"), or affiliates of PNC Bank, for distribu-tion and sales support services. The distribution fees may be used to compensate the Distributor for distribution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offer-ing and sale of Investor Shares. The distribution fees may also be used to reimburse the Distributor

                                      14.

--------------------------------------------------------------------------------

               and PNC Bank affiliates for related expenses, including pay-ments to brokers, dealers, financial institutions and industry professionals ("Service Organizations") for sales support serv-ices and related expenses. Distribution fees payable under the Plan will not exceed .10% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor A Shares and .75% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor B and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses). The Plan also permits the Distributor, the Administrators and other companies that receive fees from the Fund to make payments re-lating to distribution and sales support activities out of their past profits or other sources available to them. For fur-ther information, see "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

               Under the Plan, the Fund intends to enter into service arrange-ments with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pur-suant to which Service Organizations will render certain sup-port services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servic-ing fee of up to .25% (annualized) of the average daily net as-set value of Investor Shares owned by their customers, Service Organizations may provide one or more of the following servic-es: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting cus-tomers in designating and changing dividend options, account designations and addresses; and providing other similar share-holder liaison services. In consideration for a separate share-holder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their custom-ers, Service Organizations may provide one or more of these ad-ditional services to such customers: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and providing other similar services.

               Service Organizations may charge their clients additional fees for account services. Customers who are beneficial owners of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organiza-tions.

               The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional informa-tion and of printing and distributing prospectuses and state-ments of additional information to existing shareholders,

                                      15.

--------------------------------------------------------------------------------

                  expenses relating to shareholder reports, shareholder meet-ings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's serv-ice providers under their agreements with the Fund. Any gen-eral expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      16.

--------------------------------------------------------------------------------
WHAT PRICING OPTIONS ARE AVAILABLE TO INVESTORS?
--------------------------------------------------------------------------------

               The Portfolio offers different pricing options to investors in the form of different share classes. These options are de-scribed below:

               A SHARES (FRONT-END LOAD)
                One time, front-end sales charge at time of purchase No charges or fees at any time for redeeming shares Lower ongoing expenses

                Free exchanges with other A Shares in the BlackRock Funds fam-ily
               A Shares may make sense for investors with a long-term invest-ment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

               B SHARES (BACK-END LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) if shares are re-deemed, declining over 6 years from a high of 4.50%

                Free exchanges with other B Shares in the BlackRock Funds fam-ily
                Automatically convert to A Shares eight years from purchase
               B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

               C SHARES (LEVEL LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase

               Free exchanges with other C Shares in the BlackRock Funds fam-ily
               C Shares may make sense for shorter term (relative to both A and B Shares) investors who prefer to pay for professional in-vestment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemptions within 6 years of purchase.

THE PRICING OPTIONS FOR THE PORTFOLIO ARE DESCRIBED IN THE TABLE BELOW:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    5.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

* The Portfolio does not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares through the fiscal year ending September 30, 1998.

Investors wishing to purchase shares of the Portfolio may do so either by mail-ing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?"

                                      17.

-------------------------------------------------------------------------------
WHAT ARE THE KEY CONSIDERATIONS IN SELECTING A PRICING OPTION?
-------------------------------------------------------------------------------

In deciding which class of Investor Shares to purchase, investors should con-sider the following:

INTENDED HOLDING PERIOD. Over time, the cumulative distribution fees on the Portfolio's Investor B Shares and Investor C Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net as-set value remains constant, the Investor B Shares' and Investor C Shares' ag-gregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge approximately 6 years after purchase. Thereafter, In-vestor B Shares and Investor C Shares would bear higher aggregate expenses. Investor B and Investor C shareholders, however, enjoy the benefit of permit-ting all their dollars to work from the time the investments are made. Any positive investment return on the additional invested amount would partially or wholly offset the higher annual expenses borne by Investor B Shares and In-vestor C Shares.

Because the Portfolio's future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of eight years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvest-ment of dividends or distributions are also converted at the earlier of these dates--eight years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment. Investor C Shares have no conversion feature.

Unless a sales charge waiver applies, Investor B shareholders pay a contingent deferred sales charge if they redeem during the first six years after pur-chase, and Investor C shareholders pay a contingent deferred sales charge if they redeem during the first twelve months after purchase. Investors expecting to redeem during these periods should consider the cost of the applicable con-tingent deferred sales charge in addition to the aggregate annual Investor B or Investor C distribution fees, as compared with the cost of the initial sales charges applicable to the Investor A Shares.

REDUCED SALES CHARGES. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be advanta-geous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any purchase order for $1,000,000 or more of Investor B Shares or Investor C Shares.

WAIVER OF SALES CHARGES. The entire initial sales charge on Investor A Shares of the Portfolio may be waived for certain eligible purchasers allowing their entire purchase price to be immediately invested in the Portfolio. The contin-gent deferred sales charge may be waived upon redemption of certain Investor B Shares and Investor C Shares.

                                      18.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $50 minimum for subsequent investments. Purchases through the Automatic Invest-ment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-adviser, Distributor or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of the Portfolio. All share pur-chase orders that fail to specify a class will automatically be invested in In-vestor A Shares.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor. Purchase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolio's custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following re-ceipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to BlackRock Funds. The Fund does not accept third party checks for initial or subsequent investments. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio must also ap-pear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must in-clude the name of the Portfolio, specify the class of Investor Shares and in-clude the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of the Portfolio are sold on a continuous basis by BDI as the Distributor. BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of the Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible investments for the Portfolio. The Fund re-serves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of the Portfolio at any time.

                                      19.

-------------------------------------------------------------------------------
HOW ARE SHARES REDEEMED?
-------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the con-tingent deferred sales charge, if applicable, there is no charge for a redemp-tion. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIO, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B Shares or Investor C Shares in the Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise. If a redeeming shareholder owns both Investor B Shares and Investor C Shares in the Portfo-lio, the redemption order will be processed to minimize the amount of the con-tingent deferred sales charge that will be charged unless the shareholder in-dicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institu-tion. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associa-tions, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a corporation, part-nership, trust, fiduciary, executor or administrator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to termi-nate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any

                                      20.

--------------------------------------------------------------------------------
loss, liability, cost or expense for acting upon telephone instructions reason-ably believed to be genuine in accordance with such procedures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in the Portfolio at any time the net asset value of the account in the Portfolio falls below the required minimum initial investment as the result of a redemption or an exchange request. A shareholder will be notified in writ-ing that the value of the shareholder's account in the Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Proceeds from the redemption of shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless another payment option is used as described above, payment for redeemed shares is nor-mally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, howev-er, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determina-tion that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      21.

--------------------------------------------------------------------------------
WHAT ARE THE SHAREHOLDER FEATURES OF THE FUND?
--------------------------------------------------------------------------------

BLACKROCK FUNDS offers shareholders many special features which enable an in-vestor to have greater investment flexibility as well as greater access to in-formation about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762.

EXCHANGE PRIVILEGE. Investor A, Investor B and Investor C Shares of the Portfo-lio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset val-ues. Exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this op-tion, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange re-quests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

                                      22.

--------------------------------------------------------------------------------

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of the Portfolio may arrange for periodic investments in the Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in the Portfolio. Shareholders may elect to re-ceive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Pur-chases of additional Investor A Shares of the Fund concurrently with withdraw-als may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No contingent deferred sales charge will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit are still subject to the applicable CDSC.

                                      23.

-------------------------------------------------------------------------------
WHAT IS THE SCHEDULE OF SALES CHARGES AND EXEMPTIONS?
-------------------------------------------------------------------------------

INVESTOR A       Investor A Shares of the Portfolio are subject to a front-
SHARES           end sales charge determined in accordance with the following schedules:

                                                            REALLOWANCE OR
                                                            PLACEMENT FEES
                              SALES CHARGE   SALES CHARGE     TO DEALERS
    AMOUNT OF TRANSACTION        AS % OF      AS % OF NET      (AS % OF
      AT OFFERING PRICE      OFFERING PRICE* ASSET VALUE*  OFFERING PRICE)**
  Less than $25,000               5.00%          5.26%           4.50%
  $25,000 but less than
   $50,000                        4.75           4.99            4.25
  $50,000 but less than
   $100,000                       4.50           4.71            4.00
  $100,000 but less than
   $250,000                       4.00           4.17            3.50
  $250,000 but less than
   $500,000                       3.00           3.09            2.50
  $500,000 but less than
   $1,000,000                     2.00           2.04            1.50
  $1,000,000 but less than
   $2,000,000                     0.00           0.00            1.00
  $2,000,000 but less than
   $3,000,000                     0.00           0.00            0.95
  $3,000,000 but less than
   $5,000,000                     0.00           0.00            0.87
  $5,000,000 but less than
   $10,000,000                    0.00           0.00            0.69
  $10,000,000 but less than
   $15,000,000                    0.00           0.00            0.62
  $15,000,000 but less than
   $20,000,000                    0.00           0.00            0.53
  $20,000,000 but less than
   $40,000,000                    0.00           0.00            0.39


* There is no initial sales charge on purchases of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.

** The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to deal-ers. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services. The Distributor, BlackRock, Inc. and/or their affiliates may also pay additional compensation, out of their assets and not as an additional charge to the Portfolio, to dealers in connection with the sale and distribution of shares (such as additional payments based on new sales), and may, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution and Servicing Arrange-ments" in the Statement of Additional Information.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-advisers or transfer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) employees and retir-ees (and their spouses and minor children); (c) registered representatives of brokers who have entered into selling agreements with the Distributor; (d) spouses or children of such persons; and (e) any trust, pension, profit-shar-ing or other benefit plan for any of the persons set forth in (a) through (c). The following persons may also buy Investor A Shares without paying a sales charge: (a) persons investing through an authorized payroll deduction plan;
(b) persons investing through an authorized investment plan for organizations which operate under Section

                                      24.

--------------------------------------------------------------------------------
501(c)(3) of the Internal Revenue Code; (c) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Portfolio, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares that would otherwise be subject to front-end sales charges equals at least $250,000; and (d) persons participating in a "wrap account" or similar program under which they pay advisory fees to a broker-dealer or other finan-cial institution. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares.

QUALIFIED PLANS. In general, the sales charge (as a percentage of the offering price) payable by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolio aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by such Qualified Plans of Investor A Shares aggregat-ing $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares of the Portfolio aggregating less than $500,000 will be 2.50%. The above schedule will apply to purchases by such Qualified Plans of Investor A Shares aggregat-ing $500,000 and above.

The Fund has established different waiver arrangements with respect to the sales charge on Investor A Shares of the Portfolio for purchases through cer-tain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Informa-tion.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an orga-nized group may include, for example, a trustee or other fiduciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in the Portfolio or the total amount of an investor's initial investment in such shares, less redemptions (whichever is greater) may be combined with the amount of the investor's current purchase in determining the applicable sales charge. In order to receive the cumulative quantity reduction, previous purchases of Investor A Shares must be called to the attention of PFPC by the investor at the time of the current purchase.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of the Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the reinvestment in writing by the purchaser, or by his or her broker, at the time purchase is made in order to eliminate a sales charge. An investor should con-sult a tax adviser concerning the tax consequences of use of the reinvestment privilege.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of In-tent may be

                                      25.

--------------------------------------------------------------------------------
signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial in-vestment requirement and represent at least 5% of the total intended invest-ment. The investor must instruct PFPC upon making subsequent purchases that such purchases are subject to a Letter of Intent. All dividends and capital gains of the Portfolio that are invested in additional Investor A Shares of the Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the offering price or the net asset value of the In-vestor B Shares on the redemption date. Dealers will generally receive commis-sions equal to 4.00% of Investor B Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor B Shares to certain retirement plans sponsored by the Fund, BlackRock, Inc. or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of In-vestor A Shares and Investor C Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, BlackRock, Inc. and/or their affiliates may provide to dealers in connection with the sale of shares.

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the purchase date and the date the Investor B Shares are redeemed as set forth in the fol-lowing chart:

                                                CONTINGENT DEFERRED
                                                SALES CHARGE (AS A
                NUMBER OF YEARS             PERCENTAGE OF DOLLAR AMOUNT
             ELAPSED SINCE PURCHASE           SUBJECT TO THE CHARGE)
      Less than one                                    4.50%
      More than one, but less than two                 4.00
      More than two, but less than three               3.50
      More than three, but less than four              3.00
      More than four, but less than five               2.00
      More than five, but less than six                1.00
      More than six, but less than seven               0.00
      More than seven, but less than eight             0.00

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the offering price or the net as-set value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase. Dealers will generally receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and

                                      26.

--------------------------------------------------------------------------------

described under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of Investor C Shares to certain retirement plans spon-sored by the Fund, BlackRock, Inc. or its affiliates, but may receive fees un-der the Distribution and Service Plan. These commissions and payments, may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor B Shares. See "What Is The Schedule Of Sales Charges And Exemptions-- Investor A Shares" for infor-mation on additional sales incentives which the Distributor, BlackRock, Inc. and/or their affiliates may provide to dealers in connection with the sale of shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE--INVESTOR B AND INVESTOR C SHARES. The contingent deferred sales charge on Investor B Shares and Investor C Shares is not charged in connection with: (1) exchanges described in "What Are The Shareholder Features Of The Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemp-tions made with respect to certain retirement plans sponsored by the Fund, BlackRock, Inc. or its affiliates; (4) redemptions in connection with a share-holder's death or disability (as defined in the Internal Revenue Code) subse-quent to the purchase of Investor B Shares or Investor C Shares; (5) involun-tary redemptions of Investor B Shares or Investor C Shares in accounts with low balances as described in "How Are Shares Redeemed?"; and (6) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are The Shareholder Features Of The Fund?--Systematic Withdrawal Plan." In addition, no contingent deferred sales charge is charged on Investor B Shares or Investor C Shares acquired through the reinvestment of dividends or distributions. The Fund also waives the contingent deferred sales charge on redemptions of Investor B Shares of the Portfolio purchased through certain Qualified Plans participating in programs whose sponsors or administra-tors have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Informa-tion.

When an investor redeems Investor B Shares or Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares and Investor C Shares are re-deemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distribu-tions) and after that from the shares that have been held the longest.

                                      27.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all secu-rities and other assets owned by the Portfolio that are allocated to a particu-lar class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of the Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by the Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional shares of the same class on which the distributions are paid, unless a shareholder elects to receive distributions in cash. This election, or any rev-ocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

                                      28.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolio will be eligible for the dividends received de-duction allowed to certain corporations only to the extent of the total quali-fying dividends received by the Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum tax purposes. The dividends received deduction is not avail-able for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of an-other portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. The application of state and local income taxes to investments in the Portfolio may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio.

                                      29.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. The Portfolio currently offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus re-lates only to Investor A Shares, Investor B Shares and Investor C Shares.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of the Port-folio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of each of the Institu-tional Shares and Service Shares of the Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The per-formance of each class of Investor Shares may be different. The Portfolio of-fers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Portfolio's Institutional and Serv-ice Share Classes, contact PFPC at (800) 441-7764.

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of institutional and individual in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.


                                      30.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for each class of Investor Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by the Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, the Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load. Excluding the sales load may have the effect of en-hancing total return.

The performance of a share class may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other finan-cial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Wei-senberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper Micro Cap Fund Index and the Financial Times World Stock Index, as well as the Wilshire MicroCap Index. Performance informa-tion may also include evaluations of the Portfolio and its share classes pub-lished by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Invest-or, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of the Portfolio, the Portfolio may pro-vide other information demonstrating hypothetical investment returns. This in-formation may include, but is not limited to, illustrating the compounding ef-fects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Investor Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Investor Shares will not be included in the Portfolio performance calculations.

                                      31.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7762
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      32.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity
                                        Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity
    Small Cap Value Equity              International Small Cap Equity

                                        Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                         January 28, 1998
-------------------------------------------------------------------------------
MICRO-CAP EQUITY PORTFOLIO INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   5
            What Additional Investment Policies And Risks Apply?.........   6
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  10
            Who Manages The Fund?........................................  11
            How Are Shares Purchased And Redeemed?.......................  13
            How Is Net Asset Value Calculated?...........................  15
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  15
            How Are Fund Distributions Taxed?............................  16
            How Is The Fund Organized?...................................  17
            How Is Performance Calculated?...............................  18
            How Can I Get More Information?..............................  19

ASKING THE KEY
QUESTIONS

             This Prospectus sets forth concisely information about the BlackRock Micro-Cap Equity Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from BlackRock Funds SM (the "Fund") by calling (800) 441-7764. The Statement of Addi-tional Information, as supplemented from time to time, is incor-porated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Ad-ditional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

             SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      2.

--------------------------------------------------------------------------------

MICRO-CAP EQUITY PORTFOLIO OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen diversified investment portfolios that provide invest-ors with a broad spectrum of investment alternatives within the equity sector. Nine of these portfolios invest in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds. A detailed description of the Micro-Cap Equity Portfolio begins on page 5. To obtain a prospectus describing the Fund's other equity portfolios, call (800) 441-7762.

               The Portfolio's performance benchmark is the Wilshire Quantum MicroCap Index and its Lipper peer group is the Micro Cap Funds category. The Wilshire Quantum MicroCap Index is comprised of all issues in the Wilshire 5000 Index that rank below the 2,501st company based on market capitalization. The Wilshire 5000 Index contains all publicly traded U.S. stocks, excluding REITS and limited partnerships.

               BlackRock, Inc. serves as the Portfolio's investment adviser. PNC Equity Advisors Company, an affiliate of BlackRock, Inc. ("PEAC"), serves as sub-adviser to the Portfolio.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Micro-Cap Equity
BLACKROCK      Portfolio. We intend this document to be an effective tool as
MICRO-CAP      you explore one approach to micro cap equity investing.
EQUITY
PORTFOLIO

CONSIDERING    There can be no assurance that the Portfolio will achieve its
THE RISKS IN   investment objective. The Portfolio will hold equity securities
EQUITY         of micro cap issuers and may acquire warrants and illiquid se-
INVESTING      curities; enter into repurchase and reverse repurchase
               agreements; lend portfolio securities to third parties; and en-ter into futures contracts and options and forward currency ex-change contracts. Certain risks associated with international investments are heightened because of currency fluctuations and investments in emerging markets. These and the other investment practices set forth below, and their associated risks, deserve careful consideration. See "What Additional Investment Policies
               And Risks Apply?"

               For information on how to purchase and redeem shares of the
INVESTING IN   Portfolio, see "How Are Shares Purchased And Redeemed?"
THE
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Institutional Shares of the Portfolio for the current fiscal year as a percent-age of average daily net assets. The figure shown under "Other expenses" is es-timated for the current fiscal year. An example based on the summary is also shown.

                                                              MICRO-CAP
                                                                EQUITY
                                                              PORTFOLIO
 ANNUAL PORTFOLIO OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Advisory fees                                                      1.10%
 Other operating expenses                                            .35
                                                                     ---
 Administration fees (after fee waivers)(/1/)                  .20
 Other expenses                                                .15
                                                               ---
 Total Portfolio operating expenses (after fee waivers)(/1/)        1.45%
                                                                    ====

(1) BlackRock, Inc. and the Portfolio's administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolio's to-tal operating expenses through the fiscal year ending September 30, 1998 at the levels set forth in the table. Without waivers, "Total Portfolio oper-ating expenses" would be 1.48%.

EXAMPLE

An investor in Institutional Shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemp-tion at the end of each time period:

     ONE YEAR THREE YEARS
       $15        $46

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Re-deemed?--Distributor" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Port-folio's investment adviser or other institutions directly on their customer ac-counts in connection with investments in the Portfolio. For a detailed descrip-tion of the expenses, see "Who Manages The Fund?"

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
--------------------------------------------------------------------------------

               The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen BlackRock investment portfolios that provide investors with a broad spectrum of investment alternatives within the eq-uity sector. Nine of these portfolios invest primarily in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds.

               In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's invest-ment goals and sentiments.

INVESTMENT     The Micro-Cap Equity Portfolio seeks to provide long-term capi-
OBJECTIVE      tal appreciation.

INVESTMENT
STYLE Pursues micro cap equity securities with earnings growth poten-tial. Emphasizes micro cap equity securities which the sub-ad-viser considers to have favorable and above-average earnings growth prospects.

PORTFOLIO
EMPHASIS Equity securities with growth rate estimates in excess of aver-age for benchmark and capitalizations of $25 million to $300 million.

               The Portfolio will invest primarily in micro cap companies that have revenue and earnings growth visibility of 20% or higher; generally, only companies in the top 40th percentile of the mi-cro cap sector will be considered appropriate investments. Such companies will generally have debt which does not exceed 40% of its capitalization.

IMPORTANT      In certain investment cycles and over certain holding periods,
RISK           an equity fund that invests in micro cap stocks may perform
CONSIDERATIONS above or below the market. An investment program that combines multiple disciplines across different styles and market capitalizations allows investors to select from various product options in a way that most closely fits the investor's investment goals. The BlackRock Micro-Cap Equity Portfolio should be considered an aggressive allocation within an overall investment strategy.

                                       5.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

During normal market conditions, the Micro-Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of its total assets in equity securi-ties of micro cap issuers. The Portfolio defines micro cap issuers as those with $25 million to $300 million in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depository receipts.

MICRO CAP ISSUERS. Micro cap issuers will normally have more limited product lines, markets and financial resources and will be dependent upon a more lim-ited management group than larger capitalized companies. In addition, many mi-cro cap companies are not well known to the investing public, do not have sig-nificant institutional ownership and are followed by relatively few securities analysts, with the result that there may be less publicly available information concerning such companies in comparison with the information relating to compa-nies with larger market capitalizations. Also, the securities of micro cap com-panies are often traded in the over-the-counter markets and may have fewer mar-ket makers and wider spreads between their quoted bid and asked prices, and concomitantly lower trading volumes. This may result in comparatively greater price volatility and less liquidity than the securities of larger, more estab-lished companies, particularly those traded on the New York or American Stock Exchanges.

There have been instances of fraud in the micro cap market, including the ma-nipulation of micro cap stocks by brokers, issuers and promoters to benefit themselves at the expense of investors. No assurance can be given that the Mi-cro-Cap Equity Portfolio will not suffer losses due to fraudulent activity in the market in which it invests.

ADRS, EDRS AND GDRS. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence owner-ship of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence owner-ship of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an inter-national basis. Unsponsored ADR, EDR and GDR programs are organized indepen-dently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment con-siderations as described below under "International Investing."

INTERNATIONAL INVESTING. Investing in foreign securities involves considera-tions not typically associated with investing in securities of companies orga-nized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Portfolio's investments in foreign securities may also be adversely af-fected by changes in foreign political or social conditions, diplomatic rela-tions, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In ad-dition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations.

                                       6.

--------------------------------------------------------------------------------

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Political and economic structures in countries with emerging economies or secu-rities markets may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability char-acteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks de-scribed above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these coun-tries may make investments in the countries illiquid and more volatile than in-vestments in Japan or most Western European countries. There may be little fi-nancial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The Portfolio may (but is not required to) use forward foreign currency ex-change contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connec-tion with specific portfolio transactions or with respect to portfolio posi-tions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfo-lio to establish a rate of exchange for a future point in time.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e. sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securi-ties, securities indices, or the yield differential between two securities or foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. The Portfolio will not purchase put and call options when the aggregate premiums on outstand-ing options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted op-tions are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of the Portfolio's contracts may equal or exceed 100% of its total assets, although the Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to

                                       7.

-------------------------------------------------------------------------------
offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an op-tion on a futures contract, it has the right to assume a position as a pur-chaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exer-cised. In connection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC require-ments.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by the Portfolio and the price of the futures contract or op-tion; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlim-ited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional In-formation.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, the Portfolio may invest without lim-itation in high quality money market instruments. The Portfolio may also in-vest in high quality money market instruments pending investment or to meet anticipated redemption requests.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and ob-ligations of supranational organizations. Generally, such obligations will ma-ture within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, the Portfolio agrees to purchase securities from financial institutions subject to the sell-er's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from fi-nancial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

                                      8.

--------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest ex-pense, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the re-purchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. Whenever borrowings exceed 5% of the Portfolio's total as-sets, the Portfolio will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolio may invest in securities issued by other investment com-panies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with similar investment objectives. Secu-rities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of an-other investment company, the Portfolio would bear, along with other sharehold-ers, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Port-folio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buy-ers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-ad-viser that an adequate trading market exists for the securities. This invest-ment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become un-interested in purchasing these restricted securities.

PORTFOLIO TURNOVER RATE. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 150%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to the Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                       9.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without re-gard to this 5% limitation;

(2) subject to the foregoing 25% exception, purchase more than 10% of the out-standing voting securities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased.

                                      10.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF
TRUSTEES The business and affairs of BlackRock Funds are managed under the direction of the Board of Trustees. The following persons currently serve as trustees of BlackRock Funds:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Global Wireless.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

               The Statement of Additional Information furnishes additional information about the trustees and officers of the Fund.

ADVISER AND
SUB-ADVISER    The Adviser to BlackRock Funds is BlackRock, Inc. BlackRock,
               Inc. (formerly PNC Asset Management Group, Inc.) was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th
               Floor, Philadelphia, Pennsylvania 19103. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               The sub-adviser to the Portfolio is PNC Equity Advisors Company ("PEAC"), an affiliate of BlackRock, Inc., with primary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103. PEAC is a registered investment adviser, formed by PNC Bank in 1994. William J. Wykle and Thomas Callan serve as port-folio managers of the Portfolio. Mr. Wykle has been an invest-ment manager at the sub-adviser since 1995. From 1986 to 1995, Mr. Wykle was an investment manager with PNC Bank. Mr. Callan has been an investment manager at the sub-adviser since 1996, prior to which he was an equity analyst with PNC Bank since 1993. Prior to 1993, Mr. Callan was a Trust Department Trainee at PNC Bank.

               As adviser, BlackRock, Inc. is responsible for the overall in-vestment management of the Portfolio. The sub-adviser is re-sponsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale investment decisions for the Portfolio. The sub-adviser also provides research and credit analysis.

               THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

               . BlackRock Financial Management, Inc.: Domestic and non-dollar fixed income.

               . PNC Equity Advisors: Growth equity.

               . Provident Capital Management: Value equity.

               . CastleInternational Asset Management: International equity.

               . PIMC: Money market.

               For their investment advisory and sub-advisory services, Black-Rock, Inc. and the sub-adviser are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolio?" BlackRock, Inc. and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock, Inc. and do not represent an extra charge to the Portfolio.

                                      11.

--------------------------------------------------------------------------------

                       MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.10%                       .950%
            $1 billion -- $2 billion             1.05                        .900
            $2 billion -- $3 billion             1.025                       .875
            greater than $3 billion              1.00                        .850

                  PEAC strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed to registered broker/dealers who have entered into dealer agreements with the Fund's distributor.

ADMINISTRATORS
                  BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distribu-tors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-administrators. BlackRock, Inc. and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its of-ficers.

                  The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relat-ing to the maintenance of financial records and fund account-ing. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable month-ly, at an annual rate of .03% of the Portfolio's average daily net assets. PFPC and BDI are entitled to receive a com-bined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's average daily net assets, .075% of the next $500 million of the Portfolio's average daily net assets and .065% of the average daily net assets of the Port-folio in excess of $1 billion and (ii) .115% of the first $500 million of the average daily net assets allocated to In-stitutional Shares of the Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the av-erage daily net assets allocated to Institutional Shares of the Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from the Portfolio.

                  For information about the operating expenses the Portfolio expects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER AGENT,
DIVIDEND          PNC Bank, whose principal offices are located at 1600 Market
DISBURSING        Street, Philadelphia, Pennsylvania 19103, serves as the Port-
AGENT AND         folio's custodian and PFPC serves as its transfer agent and
CUSTODIAN         dividend disbursing agent. PFPC has its principal offices at
                  400 Bellevue Parkway, Wilmington, Delaware 19809.

EXPENSES
                  Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state securi-ties laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to ex-isting shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insur-ance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by Black-Rock, Inc. or the Fund's service providers under their agree-ments with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allo-cated among all investment portfolios by or under the direc-tion of the Board of Trustees in a manner the Board deter-mines to be fair and equitable.

                                      12.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolio are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor-ship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "In-vestment Advisory, Administration, Distribution, and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per Share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (East-ern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the Portfolio. For further information, see the Statement of Additional Information. The minimum initial investment for institutions is $5,000. There is no minimum subsequent investment requirement. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion waive the minimum investment amount and may re-ject any order for Institutional Shares, and may suspend and resume the sale of any share class of the Portfolio at any time.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of BlackRock, Inc., an earlier pay-ment could adversely affect the Portfolio. No charge for wiring redemption pay-ments is imposed by the Fund.

                                      13.

--------------------------------------------------------------------------------

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to redeem Institutional Shares in any shareholder's account if the account balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

Shares of the Portfolio may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding pur-chases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and condi-tions.

                                      14.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of the Port-folio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by the Portfolio that are allocated to its Institutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of the Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by the Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Institutional Shares, unless a shareholder elects to receive distribu-tions in cash. This election, or any revocation thereof, must be made in writ-ing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

                                      15.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolio will be eligible for the dividends received de-duction allowed to certain corporations only to the extent of the total quali-fying dividends received by the Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum tax purposes. The dividends received deduction is not avail-able for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. The application of state and local income taxes to investments in the Portfolio may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio.

                                      16.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. The Portfolio currently offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus re-lates only to Institutional Shares of the Portfolio.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of the Port-folio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of each of the Institu-tional Shares and Service Shares of the Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The per-formance of each class of Investor Shares may be different. The Portfolio of-fers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Portfolio's Service or Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or (800) 441-7762 (Investor Shares).

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

                                      17.

-------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
-------------------------------------------------------------------------------

Performance information for Institutional Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of the Portfolio over the mea-suring period. Total return may also be calculated on an aggregate total re-turn basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return as-sume that dividend and capital gain distributions made by the Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The performance of the Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of the Portfolio's Insti-tutional Shares may be compared to data prepared by Lipper Analytical Servic-es, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Com-pany Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper Micro-Cap Fund Index and the Financial Times World Stock Index, as well as the Wilshire MicroCap Index. Performance information may also include evaluations of the Portfolio and its Institutional Shares published by nation-ally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of the Portfolio, the Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio ma-turity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Institutional Shares will not be included in the Portfolio per-formance calculations.

                                      18.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

                   CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      19.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity
                                        Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity Small Cap Growth Equity Small Cap Value Equity
                                        International Emerging Markets

                                        International Small Cap Equity

                                        Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                          January 28, 1998
--------------------------------------------------------------------------------
MICRO-CAP EQUITY PORTFOLIO SERVICE SHARES
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   5
            What Additional Investment Policies And Risks Apply?.........   6
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  11
            Who Manages The Fund?........................................  12
            How Are Shares Purchased And Redeemed?.......................  15
            How Is Net Asset Value Calculated?...........................  17
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  17
            How Are Fund Distributions Taxed?............................  18
            How Is the Fund Organized?...................................  19
            How Is Performance Calculated?...............................  20
            How Can I Get More Information?..............................  21

ASKING THE KEY
QUESTIONS

              This Prospectus sets forth concisely information about the Black-Rock Micro-Cap Equity Portfolio (the "Portfolio") that a prospec-tive investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from BlackRock Funds SM (the "Fund") by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other infor-mation regarding the Fund that has been filed with the SEC.

              SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------

MICRO-CAP EQUITY PORTFOLIO OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen diversified investment portfolios that provide invest-ors with a broad spectrum of investment alternatives within the equity sector. Nine of these portfolios invest in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds. A detailed description of the Micro-Cap Equity Portfolio begins on page 5. To obtain a prospectus describing the Fund's other equity portfolios, call (800) 441-7762.

               The Portfolio's performance benchmark is the Wilshire Quantum MicroCap Index and its Lipper peer group is the Micro Cap Funds category. The Wilshire Quantum MicroCap Index is comprised of all issues in the Wilshire 5000 Index that rank below the 2,501st company based on market capitalization. The Wilshire 5000 Index contains all publicly traded U.S. stocks, excluding REITS and limited partnerships.

               BlackRock, Inc. serves as the Portfolio's investment adviser. PNC Equity Advisors Company, an affiliate of BlackRock, Inc. ("PEAC"), serves as sub-adviser to the Portfolio.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Micro-Cap Equity
BLACKROCK      Portfolio. We intend this document to be an effective tool as
MICRO-CAP      you explore one approach to micro cap equity investing.
EQUITY
PORTFOLIO

CONSIDERING    There can be no assurance that the Portfolio will achieve its
THE RISKS IN   investment objective.The Portfolio will hold equity securities
EQUITY         of micro cap issuers and may acquire warrants and illiquid se-
INVESTING      curities; enter into repurchase and reverse repurchase agree-
               ments; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency ex-change contracts. Certain risks associated with international investments are heightened because of currency fluctuations and investments in emerging markets. These and the other investment practices set forth below, and their associated risks, deserve careful consideration. See "What Additional Investment Policies
               And Risks Apply?"

               For information on how to purchase and redeem shares of the
INVESTING IN   Portfolio, see "How Are Shares Purchased And Redeemed?"
THE
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Service Shares of the Portfolio for the current fiscal year as a percentage of average daily net assets. The figure shown under "Other expenses" is estimated for the current fiscal year. An example based on the summary is also shown.


                                                 MICRO-CAP
                                              EQUITY PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees                                             1.10%
Other operating expenses                                   .65
                                                      --------
 Administration fees (after fee waivers)(/1/)     .20
 Shareholder servicing fees                       .15
 Other expenses                                   .30
                                              -------
Total Portfolio operating expenses
 (after fee waivers)(/1/)                                 1.75%
                                                      ========

(1) BlackRock, Inc. and the Portfolio's administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolio's total operating expenses through the fiscal year ending September 30, 1998 at the levels set forth in the table. Without waivers, "Total Portfolio operating expenses" would be 1.78%.

EXAMPLE

An investor in Service Shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                   ONE YEAR                                        THREE YEARS
                     $18                                               $55

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Re-deemed?--Distributor" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Port-folio's investment adviser or other institutions directly on their customer ac-counts in connection with investments in the Portfolio. For a detailed descrip-tion of the expenses, see "Who Manages The Fund?"

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
--------------------------------------------------------------------------------

               The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen BlackRock investment portfolios that provide investors with a broad spectrum of investment alternatives within the eq-uity sector. Nine of these portfolios invest primarily in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds.

               In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's invest-ment goals and sentiments.

INVESTMENT     The Micro-Cap Equity Portfolio seeks to provide long-term capi-
OBJECTIVE      tal appreciation.

INVESTMENT
STYLE Pursues micro cap equity securities with earnings growth poten-tial. Emphasizes micro cap equity securities which the sub-ad-viser considers to have favorable and above-average earnings growth prospects.

PORTFOLIO
EMPHASIS Equity securities with growth rate estimates in excess of aver-age for benchmark and capitalizations of $25 million to $300 million.

               The Portfolio will invest primarily in micro cap companies that have revenue and earnings growth visibility of 20% or higher; generally, only companies in the top 40th percentile of the mi-cro cap sector will be considered appropriate investments. Such companies will generally have debt which does not exceed 40% of its capitalization.

IMPORTANT      In certain investment cycles and over certain holding periods,
RISK           an equity fund that invests in micro cap stocks may perform
CONSIDERATIONS above or below the market. An investment program that combines multiple disciplines across different styles and market capitalizations allows investors to select from various product options in a way that most closely fits the investor's investment goals. The BlackRock Micro-Cap Equity Portfolio should be considered an aggressive allocation within an overall investment strategy.

                                       5.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

During normal market conditions, the Micro-Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of its total assets in equity securi-ties of micro cap issuers. The Portfolio defines micro cap issuers as those with $25 million to $300 million in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depository receipts.

MICRO CAP ISSUERS. Micro cap issuers will normally have more limited product lines, markets and financial resources and will be dependent upon a more lim-ited management group than larger capitalized companies. In addition, many mi-cro cap companies are not well known to the investing public, do not have sig-nificant institutional ownership and are followed by relatively few securities analysts, with the result that there may be less publicly available information concerning such companies in comparison with the information relating to compa-nies with larger market capitalizations. Also, the securities of micro cap com-panies are often traded in the over-the-counter markets and may have fewer mar-ket makers and wider spreads between their quoted bid and asked prices, and concomitantly lower trading volumes. This may result in comparatively greater price volatility and less liquidity than the securities of larger, more estab-lished companies, particularly those traded on the New York or American Stock Exchanges.

There have been instances of fraud in the micro cap market, including the ma-nipulation of micro cap stocks by brokers, issuers and promoters to benefit themselves at the expense of investors. No assurance can be given that the Mi-cro-Cap Equity Portfolio will not suffer losses due to fraudulent activity in the market in which it invests.

ADRS, EDRS AND GDRS. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence owner-ship of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence owner-ship of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an inter-national basis. Unsponsored ADR, EDR and GDR programs are organized indepen-dently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment con-siderations as described below under "International Investing."

INTERNATIONAL INVESTING. Investing in foreign securities involves considera-tions not typically associated with investing in securities of companies orga-nized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Portfolio's investments in foreign securities may also be adversely af-fected by changes in foreign political or social conditions, diplomatic rela-tions, confiscatory taxation, expropriation, limitation on the removal of

                                       6.

--------------------------------------------------------------------------------
funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary pol-icies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Political and economic structures in countries with emerging economies or secu-rities markets may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability char-acteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks de-scribed above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these coun-tries may make investments in the countries illiquid and more volatile than in-vestments in Japan or most Western European countries. There may be little fi-nancial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The Portfolio may (but is not required to) use forward foreign currency ex-change contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connec-tion with specific portfolio transactions or with respect to portfolio posi-tions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfo-lio to establish a rate of exchange for a future point in time.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e. sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securi-ties, securities indices, or the yield differential between two securities or foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. The Portfolio will not purchase put and call options when the aggregate premiums on outstand-ing options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted op-tions are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of the Portfolio's contracts may equal or exceed 100% of its total assets,

                                       7.

-------------------------------------------------------------------------------
although the Portfolio will not purchase or sell a futures contract unless im-mediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make deliv-ery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an op-tion on a futures contract, it has the right to assume a position as a pur-chaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exer-cised. In connection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC require-ments.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by the Portfolio and the price of the futures contract or op-tion; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlim-ited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional In-formation.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, the Portfolio may invest without lim-itation in high quality money market instruments. The Portfolio may also in-vest in high quality money market instruments pending investment or to meet anticipated redemption requests.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and ob-ligations of supranational organizations. Generally, such obligations will ma-ture within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, the Portfolio agrees to purchase securities from financial institutions subject to the sell-er's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market

                                      8.

--------------------------------------------------------------------------------
action. When-issued and forward commitment transactions involve the risk, how-ever, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual mar-ket conditions.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from fi-nancial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest ex-pense, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the re-purchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. Whenever borrowings exceed 5% of the Portfolio's total as-sets, the Portfolio will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolio may invest in securities issued by other investment com-panies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with similar investment objectives. Secu-rities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of an-other investment company, the Portfolio would bear, along with other sharehold-ers, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Port-folio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buy-ers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-ad-viser that an adequate trading market exists for the

                                       9.

--------------------------------------------------------------------------------
securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institu-tional buyers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER RATE. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 150%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to the Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      10.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without re-gard to this 5% limitation;

(2) subject to the foregoing 25% exception, purchase more than 10% of the out-standing voting securities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased.

                                      11.

-------------------------------------------------------------------------------
WHO MANAGES THE FUND?
-------------------------------------------------------------------------------

BOARD OF
TRUSTEES The business and affairs of BlackRock Funds are managed un-der the direction of the Board of Trustees. The following persons currently serve as trustees of BlackRock Funds:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Global Wireless.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                 Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

                 David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Asso-ciates, Inc.

                 The Statement of Additional Information furnishes additional information about the trustees and officers of the Fund.

ADVISER AND
SUB-ADVISER      The Adviser to BlackRock Funds is BlackRock, Inc. BlackRock,
                 Inc. (formerly PNC Asset Management Group, Inc.) was orga-nized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market
                 Street, 29th Floor, Philadelphia, Pennsylvania 19103.
                 BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                 The sub-adviser to the Portfolio is PNC Equity Advisors Com-pany ("PEAC"), an affiliate of BlackRock, Inc., with primary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103. PEAC is a registered investment adviser, formed by PNC Bank in 1994. William J. Wykle and Thomas Callan serve as portfolio managers of the Portfolio. Mr. Wykle has been an investment manager at the sub-adviser since 1995. From 1986 to 1995, Mr. Wykle was an investment manager with PNC Bank. Mr. Callan has been an investment manager at the sub-adviser since 1996, prior to which he was an equity analyst with PNC Bank since 1993. Prior to 1993, Mr. Callan was a Trust Department Trainee at PNC Bank.

                 As adviser, BlackRock, Inc. is responsible for the overall investment management of the Portfolio. The sub-adviser is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale investment deci-sions for the Portfolio. The sub-adviser also provides re-search and credit analysis.

                 THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

                 . BlackRock Financial Management, Inc.: Domestic and non-
                  dollar fixed income.

                 . PNC Equity Advisors: Growth equity.

                 . Provident Capital Management: Value equity.

                 . CastleInternational Asset Management: International
                  equity.

                 . PIMC: Money market.

                                      12.

--------------------------------------------------------------------------------

               For their investment advisory and sub-advisory services, BlackRock, Inc. and the sub-adviser are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolio?" BlackRock, Inc. and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock, Inc. and do not represent an extra charge to the Portfolio.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.10%                       .950%
            $1 billion -- $2 billion             1.05                        .900
            $2 billion -- $3 billion             1.025                       .875
            greater than $3 billion              1.00                        .850

               PEAC strives to achieve best execution on all transactions. In-frequently, brokerage transactions for the Portfolio may be di-rected to registered broker/dealers who have entered into dealer agreements with the Fund's distributor.

ADMINISTRATORS
               BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distributors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-ad-ministrators. BlackRock, Inc. and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of the Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's average daily net assets, .075% of the next $500 million of the Portfolio's average daily net assets and .065% of the average daily net assets of the Portfolio in excess of $1 billion and
               (ii) .115% of the first $500 million of the average daily net assets allocated to Service Shares of the Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the average daily net assets allocated to Service Shares of the Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their adminis-tration fees from the Portfolio.

               For information about the operating expenses the Portfolio ex-pects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER
AGENT,         PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND       Street, Philadelphia, Pennsylvania 19103, serves as the Portfo-
DISBURSING     lio's custodian and PFPC serves as its transfer agent and divi-
AGENT AND      dend disbursing agent. PFPC has its principal offices at 400
CUSTODIAN      Bellevue Parkway, Wilmington, Delaware 19809.

                                      13.

-------------------------------------------------------------------------------

SHAREHOLDER
SERVICING        The Fund intends to enter into service arrangements with in-
                 stitutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will render support services to their customers who are the bene-ficial owners of Service Shares. These services are intended to supplement the services provided by the Fund's Adminis-trators and transfer agent to the Fund's shareholders of record. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned bene-ficially by their customers, Institutions may provide one or more of the follow- ing services: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the distributor; processing dividend payments from the Fund on behalf of customers; pro-viding sub-accounting with respect to Service Shares benefi-cially owned by customers or the information necessary for sub-accounting; and providing other similar services. In consideration for payment of a separate shareholder servic-ing fee of up to .15% (on an annualized basis) of the aver-age daily net asset value of Service Shares owned benefi-cially by their customers, Institutions may provide one or more of these additional services to such customers: re-sponding to customer inquiries relating to the services per-formed by the Institution and to customer inquiries concern-ing their investments in Service Shares; assisting customers in designating and changing dividend options, account desig-nations and addresses; and providing other similar share-holder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with Institutions.

                 Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the in-vestment of fiduciary funds in Portfolio shares. Institu-tions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commis-sions, and investment advisers and other money managers sub-ject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. It is intended that the services provided by Institutions under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.


EXPENSES Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custo-dian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of addi-tional information and of printing and distributing prospec-tuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance pre-miums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allo-cated among all investment portfolios by or under the direc-tion of the Board of Trustees in a manner the Board deter-mines to be fair and equitable.

                                      14.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolio are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to ap-plicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor-ship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "In-vestment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institu-tions acting on behalf of their customers, as well as to certain persons who were shareholders of Compass Capital Group of Funds at the time of its combina-tion with The PNC(R) Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of In-stitutions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the re-quirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Portfolio. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, In-stitutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Service Shares and may suspend and resume the sale of any share class of the Portfolio at any time.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the cer-tificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the

                                      15.

-------------------------------------------------------------------------------
Administrators and the Distributor will employ reasonable procedures to con-firm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days af-ter receiving a redemption order if, in the judgment of BlackRock, Inc., an earlier payment could adversely affect the Portfolio. No charge for wiring re-demption payments is imposed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund reserves the right to redeem Service Shares in any shareholder's ac-count if the account balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 upon thirty days' written notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the account falls below that minimum, the customer may be obli-gated to redeem all or part of his or her shares in the Portfolio to the ex-tent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsi-bilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular dis-tributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in the Portfolio. Shareholders may elect to receive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Auto-matic withdrawals are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

                                      16.

--------------------------------------------------------------------------------

HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Service Shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern
Time) on each Business Day by dividing the value of all securities and other assets owned by the Portfolio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of its Service Shares that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of the Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by the Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Service Shares, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

                                      17.

--------------------------------------------------------------------------------

HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolio will be eligible for the dividends received de-duction allowed to certain corporations only to the extent of the total quali-fying dividends received by the Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum tax purposes. The dividends received deduction is not avail-able for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. The application of state and local income taxes to investments in the Portfolio may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio.

                                      18.

--------------------------------------------------------------------------------

HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. The Portfolio currently offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus re-lates only to Service Shares of the Portfolio.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of the Port-folio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of each of the Institu-tional Shares and Service Shares of the Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The per-formance of each class of Investor Shares may be different. The Portfolio of-fers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Portfolio's Institutional or In-vestor Share classes, contact PFPC at (800) 441-7764 (Institutional Shares) or
(800) 441-7762 (Investor Shares).

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.


                                      19.

-------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
-------------------------------------------------------------------------------

Performance information for Service Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and cap-ital gain distributions made by the Portfolio with respect to its Service Shares are reinvested in shares of the same class.

The performance of the Portfolio's Service Shares may be compared to the per-formance of other mutual funds with similar investment objectives and to rele-vant indices, as well as to ratings or rankings prepared by independent serv-ices or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Portfolio's Service Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper Mi-cro Cap Fund Index and the Financial Times World Stock Index, as well as the Wilshire MicroCap Index. Performance information may also include evaluations of the Portfolio and its Service Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of the Portfolio, the Portfolio may provide other information demonstrating hypothetical investment returns. This informa-tion may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred in-vesting.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, oper-ating expenses and market conditions. Any fees charged by brokers or other in-stitutions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calcula-tions.

                                      20.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL
 WHOLESALERS/BROKER-DEALER
 SUPPORT:                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
                             Monday through Friday     toll-free 888-825-2257

 PORTFOLIO MANAGERS
 COMMENTARY:                 24 Hours, 7 days a week   toll-free 800-FUTURE4
 (Audio recording updated                              toll-free 800-388-8734
 periodically)

 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7764

 ACCOUNT SERVICE
 REPRESENTATIVES:            8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 Available to discuss        Monday through Friday
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.

 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
                             Monday through Friday

 WORLD WIDE WEB:             24 Hours, 7 days a week   http://www.blackrock.com
 Access general fund
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.

 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.

 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      21.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style/SM/.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity
                                        Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity
    Small Cap Value Equity              International Small Cap Equity

                                        Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                         January 28, 1998
-------------------------------------------------------------------------------
THE BOND PORTFOLIOS INVESTOR SHARES
-------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   9
            What Are The Portfolios?.....................................  20
            What Are The Differences Among The Portfolios?...............  21
            What Types Of Securities Are In The Portfolios?..............  22
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  23
            What Additional Investment Policies And Risks Apply?.........  24
            Who Manages The Fund?........................................  35
            What Pricing Options Are Available To Investors?.............  39
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  41
            How Are Shares Purchased?....................................  42
            How Are Shares Redeemed?.....................................  43
            What Are The Shareholder Features Of The Fund?...............  45
            What Is The Schedule Of Sales Charges And Exemptions?........  47
            How Is Net Asset Value Calculated?...........................  52
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  52
            How Are Fund Distributions Taxed?............................  53
            How Is The Fund Organized?...................................  57
            How Is Performance Calculated?...............................  58
            How Can I Get More Information?..............................  59

ASKING THE KEY
QUESTIONS

             This Prospectus sets forth concisely information about the BlackRock FundsSM (the "Fund") bond Portfolios that a prospec-tive investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Information, as supple-mented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

             SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                      2.

--------------------------------------------------------------------------------

THE BOND PORTFOLIOS OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND family consists of 32 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Bond Portfolios of BLACKROCK FUNDS consist of 11 investment portfolios (the "Portfolios") that provide investors with a broad spectrum of investment alternatives within the fixed in-come sector. Seven of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. A de-tailed description of each Portfolio begins on page 20.

                                 PERFORMANCE      LIPPER PEER GROUP
               BLACKROCK         BENCHMARK
               PORTFOLIO


                                 Merrill 1-3      Short-Intermediate
                   LOW            Year Treasury    Investment Grade Debt
                DURATION          Index
                BOND


               INTERMEDIATE      Lehman           Intermediate U.S. Government
                GOVERNMENT        Brothers
                BOND              Intermediate
                                  Government
                                  Index

               INTERMEDIATE      Lehman
                BOND              Brothers        Intermediate Investment
                                  Intermediate     Grade Debt
                                  Government/Corporate
                                  Index

               CORE BOND         Lehman           Intermediate Investment
                                  Aggregate        Grade Debt
                                  Index

               GOVERNMENT        Lehman           General U.S. Government
                INCOME            Mortgage
                                  Index/10 Year
                                  Treasury

               MANAGED           Lehman           Corporate Debt A-Rated
                INCOME            Aggregate
                                  Index

               INTERNATIONAL     Salomon Non-     International Income
                BOND              U.S. Hedged
                                  World
                                  Government
                                  Bond Index

               TAX-FREE          Lehman           General Municipal Debt
                INCOME            Municipal
                                  Bond Index

               PA TAX-FREE       Lehman Local     PA Municipal Debt
                INCOME            GO Index

               NJ TAX-FREE       Lehman Local     NJ Municipal Debt
                INCOME            GO Index

               OH TAX FREE       Lehman Local     OH Municipal Debt
                INCOME            GO Index

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Portfolios. We
BLACKROCK      intend this document to be an effective tool as you explore
BOND           different directions in fixed income investing.
PORTFOLIOS

CONSIDERING
THE RISKS IN   There can be no assurance that any mutual fund will achieve its
BOND           investment objective. Some or all of the Portfolios may pur-
INVESTING      chase mortgage-related, asset-backed, foreign, high yield and illiquid securities; enter into repurchase and reverse repur-chase agreements and engage in leveraging, which is a specula-tive technique; lend portfolio securities to third parties; and enter into futures contracts and opinions. Each of the Pennsyl-vania, New Jersey and Ohio Tax-Free Income Portfolios (the
               "State-Specific Tax-Free Portfolios") concentrates in the secu-rities of issuers located in a particular state, and is non-di-versified, which means that its performance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What
               Additional Investment Policies And Risks Apply?" The Low Dura-tion Bond Portfolio invests in high yield securities which are considered high risk securities. See "What Additional Invest-ment Policies And Risks Apply?--High Yield Securities."

               For information on how to purchase and redeem shares of the
INVESTING IN   Portfolios, see "How Are Shares Purchased" and "How Are Shares
THE            Redeemed?"
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses and shareholder transaction expenses incurred by Investor Shares of the Portfolios for the fiscal year ended September 30, 1997 as a percentage of average daily net assets. The fig-ures shown for each Portfolio have been restated to reflect current expenses and fee waivers. Because no Investor B or Investor C Shares of the Intermediate Bond Portfolio and no Investor C Shares of the Managed Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios were outstanding during the fiscal year ended September 30, 1997, the figures shown for those share classes under "Other expenses" are estimates for the cur-rent fiscal year. An example based on the summary is also shown.

                                LOW                             INTERMEDIATE
                           DURATION BOND                      GOVERNMENT BOND                       INTERMEDIATE
                             PORTFOLIO                           PORTFOLIO                         BOND PORTFOLIO
                  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)         3.0%       None        None         4.0%       None        None         4.0%       None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)        None         4.5%        1.0%       None         4.5%        1.0%       None         4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends              None        None        None        None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)           .22%        .22%        .22%        .30%        .30%        .30%        .27%        .27%        .27%
12b-1
 fees(/3/)(/4/)          .00         .75         .75         .00         .75         .75         .00         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/3/)           .80         .80         .80         .77         .77         .77         .80         .80         .80
                         ---         ---         ---         ---         ---         ---         ---         ---         ---
 Shareholder
  servicing fee    .25         .25         .25         .25         .25         .25         .25         .25         .25
 Shareholder
  processing fee   .15         .15         .15         .15         .15         .15         .15         .15         .15
 Other expenses    .40         .40         .40         .37         .37         .37         .40         .40         .40
                   ---         ---         ---         ---         ---         ---         ---         ---         ---
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/3/)          1.02%       1.77%       1.77%       1.07%       1.82%       1.82%       1.07%       1.82%       1.82%
                        ====        ====        ====        ====        ====        ====        ====        ====        ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive fees or reim-burse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the lev-els set forth in the table. Without waivers, "Other operating expenses" would be: (i) .85%, .83% and .79%, respectively, for Investor A Shares; and
    (ii) .81%, .83% and .79%, respectively, for Investor B Shares and Investor C Shares, and "Total Portfolio operating expenses" would be: (iii) 1.35%, 1.33% and 1.29%, respectively, for Investor A Shares; and (iv) 2.06%, 2.08% and 2.04%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with re-spect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year. See "What are the Portfolios' Financial Highlights?" for information about interest paid by the Portfolios in con-nection with their investment activity.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                      MANAGED
                             CORE BOND                       GOVERNMENT INCOME                         INCOME
                             PORTFOLIO                           PORTFOLIO                           PORTFOLIO
                  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)        4.0%        None        None        4.5%        None        None        4.5%        None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)        None        4.5%        1.0%        None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends              None        None        None        None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)           .22%        .22%        .22%        .00%        .00%        .00%        .35%        .35%        .35%
12b-1
 fees(/3/)(/4/)          .00         .75         .75         .00         .75         .75         .00         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/3/)           .80         .80         .80        1.07        1.07        1.07         .77         .77         .77
                         ---         ---         ---        ----        ----        ----         ---         ---         ---
 Shareholder
  servicing fee    .25         .25         .25         .25         .25         .25         .25         .25         .25
 Shareholder
  processing fee   .15         .15         .15         .15         .15         .15         .15         .15         .15
 Other expenses    .40         .40         .40         .67         .67         .67         .37         .37         .37
                   ---         ---         ---         ---         ---         ---         ---         ---         ---
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/3/)          1.02%       1.77%       1.77%       1.07%       1.82%       1.82%       1.12%       1.87%       1.87%
                        ====        ====        ====        ====        ====        ====        ====        ====        ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive fees or reim-burse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the lev-els set forth in the table. Without waivers, "Other operating expenses" would be: (i) .80%, 1.24% and .80%, respectively, for Investor A Shares; and (ii) .79%, 1.24% and .80%, respectively, for Investor B Shares and In-vestor C Shares, and "Total Portfolio operating expenses" would be: (iii) 1.30%, 1.74% and 1.30%, respectively, for Investor A Shares; and (iv) 2.04%, 2.49% and 2.05%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year. See "What are the Portfolios' Finan-cial Highlights?" for information about interest paid by the Portfolios in connection with their investment activity.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       5.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                  INTERNATIONAL BOND                    TAX-FREE INCOME
                                       PORTFOLIO                           PORTFOLIO
                          INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER TRANSACTION
 EXPENSES
Maximum Front-End Sales
 Charge(/1/) (as a
 percentage of offering
 price)                          5.0%        None        None        4.0%        None        None
Maximum Deferred Sales
 Charge(/1/)(/2/) (as a
 percentage of offering
 price)                          None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested Dividends            None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/3/)                   .50%        .50%        .50%        .25%        .25%        .25%
12b-1 fees(/3/)(/4/)             .00         .75         .75         .00         .75         .75
Other operating expenses
 (after fee waivers and
 expense
 reimbursements)(/3/)           1.00        1.00        1.00         .82         .82         .82
                                ----        ----        ----         ---         ---         ---
 Shareholder servicing
  fee                      .25         .25         .25         .25         .25         .25
 Shareholder processing
  fee                      .15         .15         .15         .15         .15         .15
 Other expenses            .60         .60         .60         .42         .42         .42
                           ---         ---         ---         ---         ---         ---
Total Portfolio
 operating expenses
 (after fee waivers and
 expense
 reimbursements)(/3/)           1.50%       2.25%       2.25%       1.07%       1.82%       1.82%
                                ====        ====        ====        ====        ====        ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55% and .50%, respectively, and administration fees would be .23% for each class of each Portfolio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. BlackRock, Inc. and the Portfolios' admin-istrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .97% and .87%, respectively, for Investor A Shares; and (ii) .97% and .87%, respectively, for Investor B Shares and Investor C Shares, and "Total Port-folio operating expenses" would be: (iii) 1.52% and 1.37%, respectively, for Investor A Shares; and (iv) 2.27% and 2.12%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise pay-able at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are the Key Considerations in Selecting a Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       6.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                 PENNSYLVANIA                         NEW JERSEY                             OHIO
                                TAX-FREE INCOME                     TAX-FREE INCOME                     TAX-FREE INCOME
                                   PORTFOLIO                           PORTFOLIO                           PORTFOLIO
                      INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)             4.0%        None        None        4.0%        None        None        4.0%        None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)             None        4.5%        1.0%        None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends                   None        None        None        None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)               .30%        .30%        .30%        .28%        .28%        .28%        .09%        .09%        .09%
12b-1
 fees(/3/)(/4/)              .00         .75         .75         .00         .75         .75         .00         .75         .75
Other operating
 expenses (after
 fee waivers and
 expense
 reimbursements)(/3/)        .77         .77         .77         .79         .79         .79         .98         .98         .98
                             ---         ---         ---         ---         ---         ---         ---         ---         ---
 Shareholder
  servicing fee        .25         .25         .25         .25         .25         .25         .25         .25         .25
 Shareholder
  processing fee       .15         .15         .15         .15         .15         .15         .15         .15         .15
 Other expenses        .37         .37         .37         .39         .39         .39         .58         .58         .58
                       ---         ---         ---         ---         ---         ---         ---         ---         ---
Total Portfolio
 operating
 expenses
 (after fee
 waivers and
 expense
 reimbursements)(/3/)       1.07%       1.82%       1.82%       1.07%       1.82%       1.82%       1.07%       1.82%       1.82%
                            ====        ====        ====        ====        ====        ====        ====        ====        ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive fees or reim-burse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the lev-els set forth in the table. Without waivers, "Other operating expenses" would be: (i) .80%, .84% and 1.03%, respectively, for Investor A Shares; and (ii) .80%, .84% and 1.03%, respectively, for Investor B Shares and In-vestor C Shares, and "Total Portfolio operating expenses" would be: (iii) 1.30%, 1.34% and 1.53%, respectively, for Investor A Shares; and (iv) 2.05%, 2.09% and 2.28, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       7.

--------------------------------------------------------------------------------

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B shares only, no redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Low Duration Bond Portfolio
 A Shares*                           $40        $62        $ 85      $151
 B Shares (Redemption)**              63         93         119       179***
 B Shares (No Redemption)             18         56          96       179***
 C Shares                             18         56          96       208
Intermediate Government Portfolio
 A Shares*                            50         73          97       165
 B Shares (Redemption)**              63         95         121       184***
 B Shares (No Redemption)             18         57          99       184***
 C Shares                             18         57          99       214
Intermediate Bond Portfolio
 A Shares*                            50         73          97       165
 B Shares (Redemption)**              63         95         121       184***
 B Shares (No Redemption)             18         57          99       184***
 C Shares                             18         57          99       214
Core Bond Portfolio
 A Shares*                            50         71          94       160
 B Shares (Redemption)**              63         93         119       179
 B Shares (No Redemption)             18         56          96       179
 C Shares                             18         56          96       208
Government Income Portfolio
 A Shares*                            55         78         101       170
 B Shares (Redemption)**              63         95         121       184***
 B Shares (No Redemption)             18         57          99       184***
 C Shares                             18         57          99       214
Managed Income Portfolio
 A Shares*                            56         79         104       175
 B Shares (Redemption)**              64         96         124       190***
 B Shares (No Redemption)             19         59         101       190***
 C Shares                             19         59         101       219
International Bond Portfolio
 A Shares*                            65         95         128       220
 B Shares (Redemption)**              68        107         143       230***
 B Shares (No Redemption)             23         70         120       230***
 C Shares                             23         70         120       258
Tax-Free Income Portfolio
 A Shares*                            50         73          97       165
 B Shares (Redemption)**              63         95         121       184***
 B Shares (No Redemption)             18         57          99       184***
 C Shares                             18         57          99       214
Pennsylvania Tax-Free Income
 Portfolio
 A Shares*                            50         73          97       165
 B Shares (Redemption)**              63         95         121       184
 B Shares (No Redemption)             18         57          99       184
 C Shares                             18         57          99       214
New Jersey Tax-Free Income
 Portfolio
 A Shares*                            50         73          97       165
 B Shares (Redemption)**              63         95         121       184***
 B Shares (No Redemption)             18         57          99       184***
 C Shares                             18         57          99       214
Ohio Tax-Free Income Portfolio
 A Shares*                            50         73          97       165
 B Shares (Redemption)**              63         95         121       184***
 B Shares (No Redemption)             18         57          99       184***
 C Shares                             18         57          99       214

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares after seven years.

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "Who Manages The Fund?--Distribu-tion and Service Plan" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       8.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountants. The financial statements of the Core Bond Portfolio and the Low Duration Bond Portfolio (formerly, the Short Government Bond Portfolio) for the year ended June 30, 1995 were audited by other auditors. Please re-fer to a revised auditor's report under "Other Information" which makes reference to the audits performed by those other auditors. This financial information should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Informa-tion and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7762. During the periods shown, no Investor B or Investor C Shares of the Inter-mediate Bond Portfolio and no Investor C Shares of the Managed Income, Pennsylvania Tax-Free Income, New-Jersey Tax-Free In-come and Ohio Tax-Free Income Portfolios were outstanding.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          LOW DURATION BOND PORTFOLIO

                                                                        INVESTOR B        INVESTOR C
                               INVESTOR A SHARES                          SHARES            SHARES
                                                                          FOR THE          FOR THE
                                                                          PERIOD            PERIOD
                            YEAR       4/1/96          1/12/96/1/       11/18/96/1/       2/24/97/1/
                            ENDED      THROUGH          THROUGH           THROUGH          THROUGH
                           9/30/97     9/30/96          3/31/96           9/30/97          9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 9.79      $ 9.79            $ 9.91           $ 9.86            $ 9.87
                           ------      ------            ------           ------            ------
Income from investment
 operations
 Net investment income       0.52        0.25              0.10             0.41              0.26
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.09       (0.01)            (0.12)              --              0.02
                           ------      ------            ------           ------            ------
 Total from investment
  operations                 0.61        0.24             (0.02)            0.41              0.28
                           ------      ------            ------           ------            ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.51)      (0.24)            (0.10)           (0.38)            (0.26)
 Distributions from net
  realized capital gains       -           -                 -                -                 -
                           ------      ------            ------           ------            ------
 Total distributions        (0.51)      (0.24)            (0.10)           (0.38)            (0.26)
                           ------      ------            ------           ------            ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 9.89      $ 9.79            $ 9.79           $ 9.89            $ 9.89
                           ======      ======            ======           ======            ======
Total return/3/              6.39%       2.46%            (0.15)%           4.31%             2.91%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $1,079      $  938            $  719           $   13            $   72
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                1.02%/4/    1.02%/2/,/4/      1.01%/2/,/4/     1.73%/2/,/4/      1.72%/2/,/4/
 Before
  advisory/administration
  fee waivers                1.35%       1.30%/2/          1.21%/2/         2.06%/2/          2.05%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                5.72%       5.20%/2/          4.94%/2/         4.96%/2/          5.00%/2/
 Before
  advisory/administration
  fee waivers                5.39%       4.92%/2/          4.74%/2/         4.63%/2/          4.67%/2/
PORTFOLIO TURNOVER RATE       371%        228%              185%             371%              371%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Neither front-end sales load nor contingent deferred sales load is re-flected.

/4/Including interest expense, ratios for the Investor A, Investor B and In-vestor C Shares would have been 1.42%, 2.19% and 2.23%, respectively, for the year ended September 30, 1997, 1.12% for the year ended September 30, 1996 and 1.34% for the year ended March 31, 1996.

                                       9.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                                                                INVESTOR          INVESTOR
                                           INVESTOR A SHARES                                    B SHARES          C SHARES
                                                                                   FOR THE       FOR THE          FOR THE
                                                                                    PERIOD       PERIOD            PERIOD
                            YEAR        YEAR        YEAR        YEAR      YEAR    5/11/92/1/   10/11/96/1/       10/8/96/1/
                            ENDED       ENDED       ENDED       ENDED     ENDED    THROUGH       THROUGH          THROUGH
                           9/30/97     9/30/96     9/30/95     9/30/94   9/30/93   9/30/92       9/30/97          9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 9.92      $10.03      $ 9.64      $10.60    $10.46     $10.05       $ 9.98            $ 9.98
                           ------      ------      ------      ------    ------     ------       ------            ------
Income from investment
 operations
 Net investment income       0.54        0.55        0.55        0.53      0.54       0.24         0.45              0.45
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.19       (0.13)       0.39       (0.87)     0.16       0.41         0.13              0.13
                           ------      ------      ------      ------    ------     ------       ------            ------
 Total from investment
  operations                 0.73        0.42        0.94       (0.34)     0.70       0.65         0.58              0.58
                           ------      ------      ------      ------    ------     ------       ------            ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.54)      (0.53)      (0.55)      (0.52)    (0.54)     (0.24)       (0.45)            (0.45)
 Distributions from net
  realized capital gains      - -         - -         - -       (0.10)    (0.02)       - -          - -               - -
                           ------      ------      ------      ------    ------     ------       ------            ------
 Total distributions        (0.54)      (0.53)      (0.55)      (0.62)    (0.56)     (0.24)       (0.45)            (0.45)
                           ------      ------      ------      ------    ------     ------       ------            ------
NET ASSET VALUE AT END OF
 PERIOD                    $10.11      $ 9.92      $10.03      $ 9.64    $10.60     $10.46       $10.11            $10.11
                           ======      ======      ======      ======    ======     ======       ======            ======
Total return/3/              7.57%       4.36%       9.98%      (3.36)%    6.84%      6.64%        5.94%             5.94%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $5,374      $5,903      $9,802      $8,508    $7,666     $1,484       $   28            $   51
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                1.02%/4/    0.95%/4/    0.70%/4/    0.65%     0.76%      0.80%/2/     1.77%/2/,/4/      1.71%/2/,/4/
 Before
  advisory/administration
  fee waivers                1.33%       1.25%       1.07%       1.05%     0.84%      0.80%/2/     2.08%/2/          2.02%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                5.54%       5.64%       5.67%       5.24%     5.19%      5.28%/2/     4.75%/2/          4.57%/2/
 Before
  advisory/administration
  fee waivers                5.23%       5.35%       5.30%       4.84%     5.11%      5.28%/2/     4.44%/2/          4.26%/2/
PORTFOLIO TURNOVER RATE       291%        580%        247%          9%       80%        38%         291%              291%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

/4/Including interest expense, ratios for the Investor A, Investor B and Investor C Shares would have been 1.14%, 1.90% and 1.78%, respectively, for the year ended September 30, 1997, 1.14% for the year ended September 30, 1996 and 0.70% for the year ended September 30, 1995.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO

                                         INVESTOR A SHARES
                                                                     FOR THE
                                                                      PERIOD
                                  YEAR        YEAR       YEAR       5/20/94/1/
                                  ENDED       ENDED      ENDED       THROUGH
                                 9/30/97     9/30/96    9/30/95      9/30/94
NET ASSET VALUE AT BEGINNING OF
 PERIOD                          $ 9.32       $9.43     $ 9.05        $ 9.23
                                 ------       -----     ------        ------
Income from investment
 operations
 Net investment income             0.53        0.52       0.54          0.20
 Net gain (loss) on investments
  (both realized and
  unrealized)                      0.17       (0.09)      0.38         (0.17)
                                 ------       -----     ------        ------
 Total from investment
  operations                       0.70        0.43       0.92          0.03
                                 ------       -----     ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income               (0.53)      (0.51)     (0.54)        (0.21)
 Distributions from net
  realized capital gains            - -       (0.03)       - -           - -
                                 ------       -----     ------        ------
 Total distributions              (0.53)      (0.54)     (0.54)        (0.21)
                                 ------       -----     ------        ------
NET ASSET VALUE AT END OF
 PERIOD                          $ 9.49       $9.32     $ 9.43        $ 9.05
                                 ======       =====     ======        ======
Total return/3/                    7.89        4.74%     10.35%         0.31%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                 $1,116       $ 935     $  647        $   87
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                      1.00%/4/    0.97%/4/   0.76%/4/      0.85%/2/
 Before advisory/administration
  fee waivers                      1.29%       1.27%      1.11%         1.28%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                      6.14%       5.83%      5.89%         5.35%/2/
 Before advisory/administration
  fee waivers                      5.85%       5.53%      5.55%         4.92%/2/
PORTFOLIO TURNOVER RATE             321%        670%       262%           92%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

/4/Including interest expense, ratios would have been 1.44% for the year ended
   September 30, 1997, 1.27% for the year ended September 30, 1996 and 0.84% for the year ended September 30, 1995.

                                      11.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            CORE BOND PORTFOLIO

                                INVESTOR A SHARES                            INVESTOR B SHARES

                                       FOR THE           FOR THE                     FOR THE          FOR THE
                                       PERIOD             PERIOD                     PERIOD            PERIOD
                            YEAR       4/1/96          1/31/96(/1/)       YEAR       4/1/96          3/18/96/1/
                            ENDED      THROUGH           THROUGH          ENDED      THROUGH          THROUGH
                           9/30/97     9/30/96           3/31/96         9/30/97     9/30/96          3/31/96
                            FOR THE
                             PERIOD
                           2/28/97/1/
                            THROUGH
                            9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 9.55      $ 9.61             $ 9.99         $ 9.55      $ 9.61            $ 9.58
                           ------      ------             ------         ------      ------            ------
Income from investment
 operations
 Net investment income       0.58        0.28               0.08           0.51        0.26              0.01
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.26       (0.06)             (0.38)          0.26       (0.07)             0.03
                           ------      ------             ------         ------      ------            ------
 Total from investment
  operations                 0.84        0.22              (0.30)          0.77        0.19              0.04
                           ------      ------             ------         ------      ------            ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.57)      (0.28)             (0.08)         (0.50)      (0.25)            (0.01)
 Distributions from net
  realized capital gains      - -         - -                - -            - -         - -               - -
                           ------      ------             ------         ------      ------            ------
 Total distributions        (0.57)      (0.28)             (0.08)         (0.50)      (0.25)            (0.01)
                           ------      ------             ------         ------      ------            ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 9.82      $ 9.55             $ 9.61         $ 9.82      $ 9.55            $ 9.61
                           ======      ======             ======         ======      ======            ======
Total returns/3/             9.52%       2.36%             (2.96)%         8.71%       1.98%             0.33%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $2,441      $  320             $   80         $5,295      $1,497            $   77
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                1.01%/4/    1.02%/2/,/4/       1.02%/2/,/4/   1.75%/4/    1.72%/2/,/4/      1.77%/2/,/4/
 Before
  advisory/administration
  fee waivers                1.30%       1.31%/2/           1.27%/2/       2.04%       2.01%/2/          2.02%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                6.31%       6.29%/2/           5.43%/2/       5.61%       5.68%/2/          4.71%/2/
 Before
  advisory/administration
  fee waivers                6.02%       6.00%/2/           5.19%/2/       5.32%       5.39%/2/          4.46%/2/
PORTFOLIO TURNOVER RATE       441%        308%               723%           441%        308%              723%

INVESTOR C SHARES

NET ASSET VALUE AT
 BEGINNING OF PERIOD         $ 9.64
                           ----------------
Income from investment
 operations
 Net investment income         0.29
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  0.17
                           ----------------
 Total from investment
  operations                   0.46
                           ----------------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.28)
 Distributions from net
  realized capital gains        - -
                           ----------------
 Total distributions          (0.28)
                           ----------------
NET ASSET VALUE AT END OF
 PERIOD                      $ 9.82
                           ================
Total returns/3/               4.82%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)      $  128
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  1.74%/2/,/4/
 Before
  advisory/administration
  fee waivers                  2.03%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  5.41%/2/
 Before
  advisory/administration
  fee waivers                  5.12%/2/
PORTFOLIO TURNOVER RATE         441%

/1/Commencement of operations of share class.

/2/Annualized.

/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

/4/Including interest expense, ratios for the Investor A, Investor B and Investor C Shares would have been 1.36%, 2.17% and 1.93%, respectively, for the year ended September 30, 1997, 1.27% and 2.00%, respectively, for the period ended September 30, 1996, and 1.11% and 1.86% for the period ended March 31, 1996.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          GOVERNMENT INCOME PORTFOLIO

                                                                                                                  INVESTOR
                                INVESTOR A SHARES                          INVESTOR B SHARES                      C SHARES
                                                     FOR THE                                    FOR THE           FOR THE
                                                     PERIOD                                     PERIOD             PERIOD
                            YEAR        YEAR       10/03/94/1/         YEAR        YEAR       10/03/94/1/        2/28/97/1/
                            ENDED       ENDED        THROUGH           ENDED       ENDED        THROUGH           THROUGH
                           9/30/97     9/30/96       9/30/95          9/30/97     9/30/96       9/30/95           9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.20      $10.68        $10.00           $ 10.20      $10.68       $ 10.00            $10.30
                           ------      ------        ------           -------     -------       -------            ------
Income from investment
 operations
 Net investment income       0.73        0.68          0.55              0.66        0.60          0.50              0.37
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.30       (0.22)         0.68              0.30       (0.21)         0.68              0.20
                           ------      ------        ------           -------     -------       -------            ------
 Total from investment
  operations                 1.03        0.46          1.23              0.96        0.39          1.18              0.57
                           ------      ------        ------           -------     -------       -------            ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.74)      (0.66)        (0.55)            (0.67)      (0.59)        (0.50)            (0.38)
 Distributions from net
  realized capital gains      - -       (0.28)          - -               - -       (0.28)          - -               - -
                           ------      ------        ------           -------     -------       -------            ------
 Total distributions        (0.74)      (0.94)        (0.55)            (0.67)      (0.87)        (0.50)            (0.38)
                           ------      ------        ------           -------     -------       -------            ------
NET ASSET VALUE AT END OF
 PERIOD                    $10.49      $10.20        $10.68           $ 10.49      $10.20       $ 10.68            $10.49
                           ======      ======        ======           =======     =======       =======            ======
Total return/3/             10.48%       4.43%        14.27%             9.66%       3.68%        13.52%             5.64%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $4,876      $3,651        $2,990           $14,796     $11,119       $10,188            $  849
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                1.02%/4/    0.91%/4/      0.37%/2/, /4/     1.77%/4/    1.64%/4/      1.05%/2/, /4/     1.70%/2/, /4/
 Before
  advisory/administration
  fee waivers                1.74%       1.67%         1.81%/2/          2.49%       2.40%         2.50%/2/          2.42%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                8.02%       8.59%         6.89%/2/          7.26%       7.81%         6.17%/2/          7.11%/2/
 Before
  advisory/administration
  fee waivers                7.30%       7.83%         5.44%/2/          6.54%       7.05%         4.72%/2/          6.39%/2/
PORTFOLIO TURNOVER RATE       393%        434%          258%              393%        434%          258%              393%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

/4/Including interest expense, ratios for the Investor A, Investor B and Investor C Shares would have been 1.41%, 2.14% and 3.24%, respectively, for the year ended September 30, 1997, 2.96% and 3.69%, respectively, for the year ended September 30, 1996, and 0.92% and 1.60%, respectively, for the period ended September 30, 1995.

                                      13.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO

                                                                                          INVESTOR
                                           INVESTOR A SHARES                              B SHARES
                                                                             FOR THE      FOR THE
                                                                              PERIOD       PERIOD
                            YEAR        YEAR     YEAR     YEAR      YEAR    2/05/92/1/   7/15/97/1/
                            ENDED       ENDED    ENDED    ENDED     ENDED    THROUGH      THROUGH
                           9/30/97     9/30/96  9/30/95  9/30/94   9/30/93   9/30/92      9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 10.09      $10.38  $  9.79  $ 11.18   $10.74     $10.40       $10.39
                           -------     -------  -------  -------   ------     ------       ------
Income from investment
 operations
 Net investment income        0.65        0.59     0.60     0.57     0.66       0.46         0.09
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 0.31       (0.20)    0.60    (1.19)    0.57       0.34         0.02
                           -------     -------  -------  -------   ------     ------       ------
 Total from investment
  operations                  0.96        0.39     1.20    (0.62)    1.23       0.80         0.11
                           -------     -------  -------  -------   ------     ------       ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.64)      (0.58)   (0.60)   (0.60)   (0.66)     (0.46)       (0.09)
 Distribution in excess
  of net investment
  income                       - -         - -    (0.01)   (0.02)     - -        - -          - -
 Distributions from net
  realized capital gains       - -       (0.10)     - -    (0.14)   (0.13)       - -          - -
 Distributions in excess
  of net realized gains        - -         - -      - -    (0.01)     - -        - -          - -
                           -------     -------  -------  -------   ------     ------       ------
 Total distributions         (0.64)      (0.68)   (0.61)   (0.77)   (0.79)     (0.46)       (0.09)
                           -------     -------  -------  -------   ------     ------       ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.41     $ 10.09  $ 10.38  $  9.79   $11.18     $10.74       $10.41
                           =======     =======  =======  =======   ======     ======       ======
Total return/3/               9.74%       3.83%   12.74%   (5.76)%  12.13%      7.86%        1.35%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $15,230     $11,193  $11,977  $10,921   $7,252     $1,417       $  468
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.05%/4/    1.05%    1.05%    1.00%    0.84%      0.80%/2/     1.31%/2/,/4/
 Before
  advisory/administration
  fee waivers                 1.30%       1.29%    1.25%    1.22%    0.88%      0.80%/2/     1.56%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 6.54%       5.67%    5.96%    5.66%    6.09%      6.28%/2/     4.68%/2/
 Before
  advisory/administration
  fee waivers                 6.29%       5.44%    5.76%    5.44%    6.05%      6.28%/2/     4.43%/2/
PORTFOLIO TURNOVER RATE        428%        638%     203%      61%      72%        56%         428%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

/4/Including interest expense, ratios for Investor A and Investor B Shares would have been 1.41% and 2.14% respectively, for the year ended September 30, 1997. For the periods prior to September 30, 1997, interest income was pre-sented net of interest expense.

                                      14.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERNATIONAL BOND PORTFOLIO

                           INVESTOR A SHARES        INVESTOR B SHARES        INVESTOR C SHARES
                                        FOR THE                  FOR THE                  FOR THE
                                         PERIOD                   PERIOD                   PERIOD
                            YEAR       4/22/96/1/    YEAR       4/19/96/1/    YEAR       9/11/96/1/
                            ENDED       THROUGH      ENDED       THROUGH      ENDED       THROUGH
                           9/30/97      9/30/96     9/30/97      9/30/96     9/30/97      9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $11.71        $11.37     $11.71        $11.36     $11.71        $11.58
                           ------        ------     ------        ------     ------        ------
Income from investment
 operations
 Net investment income       1.10          0.26       1.06          0.22       1.15          0.02
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.05          0.32        - -          0.33      (0.09)         0.12
                           ------        ------     ------        ------     ------        ------
  Total from investment
   operations                1.15          0.58       1.06          0.55       1.06          0.14
                           ------        ------     ------        ------     ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (1.42)        (0.24)     (1.33)        (0.20)     (1.33)        (0.01)
 Distributions from net
  realized capital gains    (0.49)          - -      (0.49)          - -      (0.49)          - -
                           ------        ------     ------        ------     ------        ------
  Total distributions       (1.91)        (0.24)     (1.82)        (0.20)     (1.82)        (0.01)
                           ------        ------     ------        ------     ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $10.95        $11.71     $10.95        $11.71     $10.95        $11.71
                           ======        ======     ======        ======     ======        ======
Total return/3/             11.02%         5.13%     10.11%         4.90%     10.13%         1.24%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $1,015        $  176     $  979        $  136     $  474        $   19
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                1.42%/3/      1.45%/2/   2.12%/3/      2.09%/2/   2.11%/2/      1.53%/2/
 Before
  advisory/administration
  fee waivers                1.52%         1.86%/2/   2.22%         2.49%/2/   2.21%         1.93%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                4.49%         5.29%/2/   3.65%         4.61%/2/   3.57%         2.79%/2/
 Before
  advisory/administration
  fee waivers                4.39%         4.88%/2/   3.55%         4.21%/2/   3.47%         2.38%/2/
PORTFOLIO TURNOVER RATE       272%          108%       272%          108%       272%          108%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

                                      15.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                   INVESTOR A SHARES                                    INVESTOR B SHARES
                                                                                            FOR THE               FOR THE
                                                                                             PERIOD                PERIOD
                            YEAR     YEAR     YEAR     YEAR      YEAR     YEAR     YEAR    5/14/90/1/    YEAR    7/18/96/1/
                            ENDED    ENDED    ENDED    ENDED     ENDED    ENDED    ENDED    THROUGH      ENDED    THROUGH
                           9/30/97  9/30/96  9/30/95  9/30/94   9/30/93  9/30/92  9/30/91   9/30/90     9/30/97   9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.84   $10.61   $10.04   $11.31    $10.60   $10.33   $ 9.91     $10.00     $10.84    $ 10.74
                           ------   ------   ------   ------    ------   ------   ------     ------     ------    -------
Income from
 investment
 operations
 Net investment
  income                     0.50     0.45     0.48     0.48      0.55     0.58     0.64       0.25       0.44       0.08
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.51     0.21     0.59    (0.93)     0.83     0.49     0.46      (0.11)      0.49       0.10
                           ------   ------   ------   ------    ------   ------   ------     ------     ------    -------
 Total from
  investment
  operations                 1.01     0.66     1.07    (0.45)     1.38     1.07     1.10       0.14       0.93       0.18
                           ------   ------   ------   ------    ------   ------   ------     ------     ------    -------
LESS DISTRIBUTIONS
 Distributions from
  net investment
  income                    (0.51)   (0.43)   (0.48)   (0.48)    (0.55)   (0.59)   (0.66)     (0.23)     (0.43)     (0.08)
 Distributions from
  net realized
  capital gains               - -      - -    (0.02)   (0.34)    (0.12)   (0.21)   (0.02)       - -        - -        - -
                           ------   ------   ------   ------    ------   ------   ------     ------     ------    -------
 Total distributions        (0.51)   (0.43)   (0.50)   (0.82)    (0.67)   (0.80)   (0.68)     (0.23)     (0.43)     (0.08)
                           ------   ------   ------   ------    ------   ------   ------     ------     ------    -------
NET ASSET VALUE AT
 END OF PERIOD             $11.34   $10.84   $10.61   $10.04    $11.31   $10.60   $10.33     $ 9.91     $11.34    $ 10.84
                           ======   ======   ======   ======    ======   ======   ======     ======     ======    =======
Total return3                9.58%    6.94%   10.99%   (4.19)%   13.48%   10.67%   11.40%      1.40%      8.77%      1.72%
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at end
  of period (in
  thousands)               $5,530   $4,873   $6,591   $6,972    $7,831   $7,349   $3,510     $4,044     $  926    $    10
 Ratios of expenses
  to average net
  assets
 After
  advisory/administration
  fee waivers                1.02%    1.04%    1.00%    0.95%     0.57%    0.53%    1.00%      1.00%/2/   1.75%      1.65%/2/
 Before
  advisory/administration
  fee waivers                1.37%    1.37%    1.78%    2.18%     1.36%    1.67%    1.89%      1.70%/2/   2.10%      1.98%/2/
 Ratios of net
  investment income
  to average net
  assets
 After
  advisory/administration
  fee waivers                4.60%    4.67%    4.74%    4.53%     5.06%    5.56%    6.23%      6.56%/2/   3.65%      3.84%/2/
 Before
  advisory/administration
  fee waivers                4.25%    4.35%    3.96%    3.30%     4.27%    4.42%    5.34%      5.86%/2/   3.30%      3.51%/2/
PORTFOLIO TURNOVER
 RATE                         262%     268%      92%      40%       71%      38%      95%        18%       262%       268%
NET ASSET VALUE AT
 BEGINNING OF PERIOD         $11.04
                           ----------

INVESTOR
C SHARES

  PERIOD
2/28/97/1/
 THROUGH
 9/30/97

 Net investment
  income                       0.28
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  0.27
                           ----------
 Total from
  investment
  operations                   0.55
                           ----------
LESS DISTRIBUTIONS
 Distributions from
  net investment
  income                      (0.25)
 Distributions from
  net realized
  capital gains                 - -
                           ----------
 Total distributions          (0.25)
                           ----------
NET ASSET VALUE AT
 END OF PERIOD               $11.34
                           ==========
Total return3                  5.02%
RATIOS/SUPPLEMENTAL
 DATA
 Net assets at end
  of period (in
  thousands)                    - -
 Ratios of expenses
  to average net
  assets
 After
  advisory/administration
  fee waivers                  1.70%2
 Before
  advisory/administration
  fee waivers                  2.05%2
 Ratios of net
  investment income
  to average net
  assets
 After
  advisory/administration
  fee waivers                  3.95%2
 Before
  advisory/administration
  fee waivers                  3.60%2
PORTFOLIO TURNOVER
 RATE                           262%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

                                      16.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                       INVESTOR A SHARES                           INVESTOR B SHARES
                                                                 FOR THE                          FOR THE
                                                                  PERIOD                          PERIOD
                            YEAR     YEAR     YEAR     YEAR     12/1/92/1/     YEAR     YEAR    10/03/94/1/
                            ENDED    ENDED    ENDED    ENDED     THROUGH       ENDED    ENDED     THROUGH
                           9/30/97  9/30/96  9/30/95  9/30/94    9/30/93      9/30/97  9/30/96    9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 10.44  $ 10.33  $  9.82  $ 10.70    $ 10.00      $ 10.44  $10.33     $ 9.82
                           -------  -------  -------  -------    -------      -------  ------     ------
Income from investment
 operations
 Net investment income        0.48     0.48     0.48     0.52       0.42         0.40    0.40       0.42
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 0.33     0.11     0.51    (0.85)      0.73         0.33    0.11       0.51
                           -------  -------  -------  -------    -------      -------  ------     ------
 Total from investment
  operations                  0.81     0.59     0.99    (0.33)      1.15         0.73    0.51       0.93
                           -------  -------  -------  -------    -------      -------  ------     ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.48)   (0.48)   (0.48)   (0.52)     (0.42)       (0.40)  (0.40)     (0.42)
 Distributions from net
  realized capital gains       - -      - -      - -    (0.03)     (0.03)         - -     - -        - -
                           -------  -------  -------  -------    -------      -------  ------     ------
 Total distributions         (0.48)   (0.48)   (0.48)   (0.55)     (0.45)       (0.40)  (0.40)     (0.42)
                           -------  -------  -------  -------    -------      -------  ------     ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.77  $ 10.44  $ 10.33  $  9.82    $ 10.70      $ 10.77  $10.44     $10.33
                           =======  =======  =======  =======    =======      =======  ======     ======
Total return3                 7.95%    5.81%   10.30%   (3.06)%    11.69%        7.12%   5.04%      9.69%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $32,900  $38,031  $42,775  $46,563    $35,934      $12,388  $7,974     $4,008
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.97%    1.00%    0.98%    0.41%      0.07%/2/     1.76%   1.74%      1.57%/2/
 Before
  advisory/administration
  fee waivers                 1.30%    1.30%    1.30%    1.01%      0.95%/2/     2.07%   2.03%      1.89%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 4.54%    4.58%    4.88%    5.06%      5.19%/2/     3.73%   3.81%      4.07%/2/
 Before
  advisory/administration
  fee waivers                 4.23%    4.29%    4.56%    4.46%      4.31%/2/     3.42%   3.51%      3.75%/2/
PORTFOLIO TURNOVER RATE         97%     119%      66%      30%        40%          97%    119%        66%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

                                      17.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                               INVESTOR A SHARES             INVESTOR B SHARES
                                    FOR THE      FOR THE               FOR THE
                                    PERIOD        PERIOD               PERIOD
                            YEAR    2/1/96      1/26/96/1/    YEAR    7/2/96/1/
                            ENDED   THROUGH      THROUGH      ENDED    THROUGH
                           9/30/97  9/30/96      1/31/96     9/30/97   9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $11.27   $11.61        $11.54     $11.27    $11.15
                           ------   ------        ------     ------    ------
Income from investment
 operations
 Net investment income       0.51     0.34           - -       0.41      0.09
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.37    (0.34)         0.07       0.38      0.12
                           ------   ------        ------     ------    ------
 Total from investment
  operations                 0.88     0.00          0.07       0.79      0.21
                           ------   ------        ------     ------    ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.50)   (0.34)          - -      (0.41)    (0.09)
                           ------   ------        ------     ------    ------
 Total distributions        (0.50)   (0.34)          - -      (0.41)    (0.09)
                           ------   ------        ------     ------    ------
NET ASSET VALUE AT END OF
 PERIOD                    $11.65   $11.27        $11.61     $11.65    $11.27
                           ======   ======        ======     ======    ======
Total return/3/              7.94%   (0.01)%        0.63%      7.14%     2.04%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $1,548   $  894        $   14     $  767    $   30
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                1.02%    1.01%/2/      1.02%/2/   1.74%     1.74%/2/
 Before
  advisory/administration
  fee waivers                1.34%    1.33%/2/      1.36%/2/   2.06%     2.06%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                4.41%    4.29%/2/      2.79%/2/   3.60%     3.48%/2/
 Before
  advisory/administration
  fee waivers                4.09%    3.98%/2/      2.45%/2/   3.28%     3.16%/2/
PORTFOLIO TURNOVER RATE        77%     109%           26%        77%      109%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

                                      18.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                       INVESTOR A SHARES                          INVESTOR B SHARES
                                                                 FOR THE                         FOR THE
                                                                  PERIOD                         PERIOD
                            YEAR     YEAR     YEAR     YEAR     12/1/92/1/    YEAR     YEAR    10/13/94/1/
                            ENDED    ENDED    ENDED    ENDED     THROUGH      ENDED    ENDED     THROUGH
                           9/30/97  9/30/96  9/30/95  9/30/94    9/30/93     9/30/97  9/30/96    9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.15   $10.05   $ 9.60   $10.53      $10.00     $10.15   $10.05     $ 9.58
                           ------   ------   ------   ------      ------     ------   ------     ------
Income from investment
 operations
 Net investment income       0.45     0.46     0.52     0.53        0.36       0.37     0.38       0.42
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.35     0.10     0.45    (0.91)       0.53       0.35     0.10       0.47
                           ------   ------   ------   ------      ------     ------   ------     ------
 Total from investment
  operations                 0.80     0.56     0.97    (0.38)       0.89       0.72     0.48       0.89
                           ------   ------   ------   ------      ------     ------   ------     ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.45)   (0.46)   (0.52)   (0.53)      (0.36)     (0.37)   (0.38)     (0.42)
 Distributions from net
  realized capital gains      - -      - -      - -    (0.02)        - -        - -      - -        - -
                           ------   ------   ------   ------      ------     ------   ------     ------
 Total distributions        (0.45)   (0.46)   (0.52)   (0.55)      (0.36)     (0.37)   (0.38)     (0.42)
                           ------   ------   ------   ------      ------     ------   ------     ------
NET ASSET VALUE AT END OF
 PERIOD                    $10.50   $10.15   $10.05   $ 9.60      $10.53     $10.50   $10.15     $10.05
                           ======   ======   ======   ======      ======     ======   ======     ======
Total return/3/              8.03%    5.66%   10.46%   (3.75)%      9.10%      7.23%    4.87%      9.33%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $2,614   $2,833   $3,303   $3,825      $2,386     $  622   $  161     $  106
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                1.02%    0.91%    0.38%    0.10%       0.07%/2/   1.75%    1.66%      1.17%/2/
 Before
  advisory/administration
  fee waivers                1.53%    1.50%    1.45%    1.49%       2.58%/2/   2.26%    2.26%      2.25%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                4.35%    4.57%    5.42%    5.18%       4.90%/2/   3.52%    3.80%      4.48%/2/
 Before
  advisory/administration
  fee waivers                3.84%    3.98%    4.35%    3.79%       2.39%/2/   3.01%    3.21%      3.41%/2/
PORTFOLIO TURNOVER RATE        87%     136%      63%      61%         36%        87%     136%        63%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

                                      19.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

                  The Bond Portfolios of BLACKROCK FUNDS consist of 11 invest-ment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Seven of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

                  In certain investment cycles and over certain holding peri-ods, a fund that invests in any one of these styles may per-form above or below the market. An investment program that combines these multiple disciplines allows investors to se-lect from among these various product options in the way that most closely fits the individual's investment goals and sen-timents.

                     PORTFOLIO                    INVESTMENT OBJECTIVE
            Low Duration Bond            To realize a rate of return that
                                         exceeds the total return of the
                                         Merrill Lynch 1-3 Year Treasury Index.
            Intermediate Government      To seek current income consistent with
            Bond, Intermediate Bond,     the preservation of capital.
            Government Income, Managed
            Income and International
            Bond
            Core Bond                    To realize a total rate of return that
                                         exceeds the total return of the Lehman
                                         Brothers Aggregate Index.
            Tax-Free Income,             To seek as high a level of current
            Pennsylvania Tax-Free        income exempt from Federal income tax
            Income, New Jersey Tax-Free  and, to the extent possible for each
            Income and Ohio Tax-Free     State-Specific Tax-Free Portfolio,
            Income                       income tax of the specific state in
                                         which the Portfolio concentrates, as
                                         is consistent with preservation of
                                         capital.

                                      20.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                              DOLLAR-
                                             WEIGHTED
                                              AVERAGE                                MIN
                      PERFORMANCE            MATURITY          CREDIT QUALITY      CREDIT
  PORTFOLIO            BENCHMARK*         (APPROXIMATE)**      CONCENTRATION       QUALITY
Low Duration   Merrill 1-3 Year Treasury     3-5 Years        Investment Grade        B
 Bond                    Index                                    Spectrum
Intermediate        Lehman Brothers         5-10 Years          Gov't/Agency         AAA
 Gov't Bond     Intermediate Gov't Index
Intermediate        Lehman Brothers         5-10 Years        Investment Grade       BBB
 Bond           Intermediate Gov't/Corp                           Spectrum
                         Index
Core Bond                                   5-10 Years        Investment Grade       BBB
                 Lehman Aggregate Index                           Spectrum
Gov't Income     Lehman Mortgage Index/     10-15 Years         Gov't/Agency         AAA
                    10 Year Treasury
Managed                                     5-10 Years        Investment Grade       BBB
 Income          Lehman Aggregate Index                           Spectrum
International   Salomon Non-U.S. Hedged     5-15 Years            AA, AAA,           BBB
 Bond            World Government Bond                          Gov't/Agency
                         Index
Tax-Free         Lehman Municipal Bond      10-15 Years       Investment Grade       BBB
 Income                  Index                                    Spectrum
PA Tax-Free                                 10-15 Years       Investment Grade       BBB
 Income          Lehman Local GO Index                            Spectrum
NJ Tax-Free                                 10-15 Years       Investment Grade       BBB
 Income          Lehman Local GO Index                            Spectrum
OH Tax-Free                                 10-15 Years       Investment Grade       BBB
 Income          Lehman Local GO Index                            Spectrum

 *For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.
**The Portfolios' sub-adviser will normally attempt to structure the Portfolios to have comparable durations to the benchmarks. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average matu-rity.

                                      21.

--------------------------------------------------------------------------------
WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIOS?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio according to the following designations:

  Yes: The Portfolio will hold a significant concentration of these securi-ties at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under normal market conditions is not expected to do so.

  No:   The Portfolio may not purchase these securities.

                                                       NON                               FOREIGN
                                                     AGENCY/                   HIGH    SECURITIES/
                                             AGENCY COMMERCIAL                YIELDS    CURRENCY
                         TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/ SECURITIES    RISK     MUNICIPALS
Low Duration Bond           Yes       Yes     Yes     Elig.    Elig. Elig.    Elig.       Elig.      Elig.
Intermediate Gov't Bond     Yes       Yes     Yes     Elig.     Yes  Elig.      No         No        Elig.
Intermediate Bond           Yes       Yes     Yes     Elig.     Yes   Yes       No         No        Elig.
Core Bond                   Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.      Elig.
Gov't Income                Yes       Yes     Yes     Elig.     Yes   Yes       No         No        Elig.
Managed Income              Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.      Elig.
International Bond         Elig.     Elig.   Elig.    Elig.    Elig. Elig.      No         Yes       Elig.
Tax-Free Income            Temp.       No      No       No      No     No       No         No         Yes
PA Tax-Free Income         Temp.       No      No       No      No     No       No         No         Yes
NJ Tax-Free Income         Temp.       No      No       No      No     No       No         No         Yes
OH Tax Free Income         Temp.       No      No       No      No     No       No         No         Yes

/1/MBS = mortgage-backed securities
/2/ABS = asset-backed securities

                                      22.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio (as defined below), invest less than 80% of its net assets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securi-ties) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be in-vested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities).

The investment limitations stated above are applied at the time investment se-curities are purchased.



                                      23.

-------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
-------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Intermediate Government Bond Portfolio and Government Income Portfolio will be rated in the highest rating category at the time of purchase or, if unrated, of comparable quality as de-termined by the Portfolios' sub-adviser. Securities acquired by the other Portfolios except the Low Duration Bond Portfolio will be rated investment grade at the time of purchase (within the four highest rating categories by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities rated "Baa" on "BBB" are generally considered to be investment grade although they have speculative characteristics. If a security's rating is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security. The Low Duration Bond Portfolio may invest up to 20% of its assets in non-investment grade fixed-income or convertible securities with a minimum rating of "B". See "High Yield Securities" below.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Intermediate Government Bond Portfolio and Government Income Portfolio (the "Government Portfolios") will invest at least 65% of their total assets in obligations issued or guar-anteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements during normal market conditions. Under normal market conditions, the International Bond Portfolio will invest at least 65% of its total assets in the debt obligations of foreign issuers located in at least three different foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jersey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (to-gether with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfo-lios") will invest, during normal market conditions, at least 80% of their net assets in obligations issued by or on behalf of states, territories and pos-sessions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-ex-empt derivative securities the interest on which is exempt from regular Fed-eral income tax and is not an item of tax preference for purposes of the Fed-eral alternative minimum tax ("Municipal Obligations"). In addition, each State-Specific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state in-dicated by its name ("State-Specific Obligations"). The Tax-Free Income Port-folio intends to invest no more than 25% of its net assets in Municipal Obli-gations of issuers located in the same state. During temporary defensive peri-ods each Tax-Free Portfolio may invest without limitation in securities that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. Each of the Managed Income and Core Bond Portfolios may invest up to 10% of its total assets and the Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of for-eign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, each Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of fu-ture exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedg-ing and cross-hedging are described below and under "Interest Rate and Cur-rency Transactions" and "Options and Futures Contracts." Investing in securi-ties of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

                                      24.

--------------------------------------------------------------------------------

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfo-lio's foreign investments may be less liquid and their prices may be more vola-tile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities ex-changes, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Because the securities markets in these countries are highly developed, the In-ternational Bond Portfolio may invest more than 25% of its total assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. Investments of 25% or more of the Portfolio's total assets in a par-ticular country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

To maintain greater flexibility, a Portfolio may invest in instruments which have the characteristics of futures contracts. These instruments may take a va-riety of forms, such as debt securities with interest or principal payments de-termined by reference to the value of a currency or commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including volatility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

HIGH YIELD SECURITIES. The Low Duration Bond Portfolio may invest in non-in-vestment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds" when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market conditions, no more than 20% of its total assets are invested in non-investment grade debt securities, and such securities are rated "B" or higher at the time of purchase by at least one major rating agen-cy.

While generally providing greater income and opportunity for gain, non-invest-ment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's) or will

                                      25.

--------------------------------------------------------------------------------

be non-rated. High yield securities are considered to be speculative with re-spect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

While the market values of high yield securities tend to react less to fluctua-tions in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Investors in high yield securities have a lower degree of protec-tion with respect to principal and interest payments then do investors in higher rated securities due to the reduced creditworthiness of high yield is-suers. During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may ex-perience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also dis-rupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek re-covery of its investment.

The secondary markets for high yield securities are not as liquid as the sec-ondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and partici-pants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, due to the market's relative youth and growth the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. In addition, the high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory devel-opments. These developments could adversely affect a Portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and li-quidity of outstanding high yield securities, especially in a thinly traded market.

The Low Duration Bond Portfolio may invest in securities rated "B" and above or determined by the sub-adviser to be of comparable quality. Securities which are rated "BB" by S&P and "Ba" by Moody's have speculative characteristics with re-spect to capacity to pay interest and repay principal. Securities which are rated "B" generally lack characteristics of a desirable investment and assur-ance of interest and principal payments over any long period of time may be small. For a description of securities ratings, see Appendix A in the Statement of Additional Information. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and principal. In the event that a Portfolio investing in high yield securities experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based. The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs. For more information regarding non-investment grade securities, see "Investment Poli-cies--Non-Investment Grade Securities" in the Statement of Additional Informa-tion.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit stand-

                                      26.
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ing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal ob-ligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its assets in Municipal Obligations the in-terest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. The Tax-Free Portfolios may also invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Tax-Free Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

                                      27.
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MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-
Free Portfolios) may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes hav-ing an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are con-verted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and gener-ally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of a Portfolio, the ma-turity of mortgage-related and other asset-backed securities held by the Port-folio will be based on estimates of average life which take prepayments into account. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.


                                      28.
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The Portfolios may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities contain-ing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments. Additionally, current federal tax law requires the holder of certain zero coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated in-vestment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvanta-geous circumstances in order to generate cash to satisfy these distribution re-quirements. See "How Are Fund Distributions Taxed?"

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios (except the Tax-Free Portfolios) may invest in debt obligations of domestic or foreign corporations and banks, and may acquire com-mercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obliga-tions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by gov-ernment regulation. The Portfolios may also make interest-bearing savings de-posits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the

                                      29.
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Government National Mortgage Association are supported by the United States'
full faith and credit; others such as those of the Federal National Mortgage Association and the Student Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration manage-ment technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase ex-change-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctua-tions, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write (i.e., sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative, or, with respect to the International Bond Portfolio, cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices, or the yield differential between two securities or, in the case of the International Bond Portfolio, foreign currencies, and may or may not be listed on a securi-ties exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (mea-sured at the time an option is written). Options trading is a highly special-ized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract

                                      30.
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unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of

                                      31.
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interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios (except the Tax-Free Portfolios) may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the trans-action. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obli-gated to repurchase and that the securities may not be returned to the Portfo-lio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agree-ments, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' sub-adviser that an adequate trading market exists for the securities. This invest-ment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninter-ested in purchasing these restricted securities.


                                      32.
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WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-
curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the per-formance would have been without the use of dollar rolls. At the time a Portfo-lio enters into a dollar roll transaction, it will place in a segregated ac-count maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including ac-crued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse re-purchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully em-ployed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., 100% or more) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing inter-est rates. Fixed income securities with longer maturities, which tend to pro-duce higher yields, are subject to potentially greater capital appreciation and depreciation

                                      33.

--------------------------------------------------------------------------------
than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio se-curities, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?"
based upon its sub-adviser's assessment of economic and market conditions. Al-though the Portfolios' sub-adviser will normally attempt to structure each Portfolio to have a comparable duration to its benchmark as stated for that section, there can be no assurance that it will be able to do so at all times.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in State-Spe-cific Obligations raises special investment considerations. In particular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfolio's shares. Certain matters relating to the states in which the State-Specific Tax-Free Portfolios invest are described below. For further information, see "Spe-cial Considerations Regarding State-Specific Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following five years. As of June 30, 1996, the General Fund had a surplus of $635.2 million. A relatively high proportion of persons 65 and older in the Commonwealth, court ordered increases in healthcare reimbursement rates and higher correctional program costs place increased pressures on the tax resources of the Common-wealth and its municipalities. The Commonwealth's debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last six years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unem-ployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Spe-cific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

                                      34.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF       The business and affairs of the Fund are managed under the di-
TRUSTEES       rection of its Board of Trustees. The following persons cur-
               rently serve on the Board:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Global Wireless.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND
SUB-ADVISER    The Adviser to BlackRock Funds is BlackRock, Inc. Each of the
               Portfolios within the BlackRock Funds family is managed by a specialized portfolio manager who is a member of BlackRock, Inc.'s fixed income portfolio management affiliate, BlackRock
               Financial Management, Inc. ("BlackRock"). BlackRock has its primary offices at 345 Park Avenue, New York, New York 10154.

               The Portfolios and their portfolio managers are as follows:

 BLACKROCK FUNDS PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------                    -----------------
 Low Duration Bond            Robert S. Kapito; Vice Chairman of BlackRock
                              since 1988; Portfolio co-manager since its
                              inception.
                              Scott Amero; Managing Director of BlackRock since
                              1990; Portfolio co-manager since its inception.
                              Jody Kochansky; Vice President of BlackRock since
                              1992; Portfolio co-manager since 1995.
 Intermediate Government Bond Robert S. Kapito and Scott Amero (see above) and
                              Michael P. Lustig; Mr. Lustig has been Vice
                              President of BlackRock since 1989; Messrs.
                              Kapito, Lustig and Amero have been Portfolio co-
                              managers since 1995.
 Intermediate Bond            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Core Bond                    Keith Anderson; Managing Director of BlackRock
                              since 1988; Portfolio co-manager since June 1997.
                              Robert Michele, CFA; Managing Director of
                              BlackRock since 1996; Director and head of U.S.
                              Fixed Income Investments at CS First Boston
                              Investment Management Corporation from 1993 to
                              1995; From 1985-1993, he served as Deputy Manager
                              and Senior Portfolio Manager at Brown Brothers
                              Harriman & Co.; Portfolio co-manager since June
                              1997.
 Government Income            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.


                                      35.

-------------------------------------------------------------------------------

 BLACKROCK FUNDS PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------                    -----------------
 Managed Income               Keith Anderson (see above); Portfolio co-manager
                              since June 1997.
                              Robert Michele (see above); Portfolio co-manager
                              since June 1997.
 International Bond           Andrew Gordon; Portfolio manager at BlackRock
                              since 1996; responsible for non-dollar research
                              at Barclay Investments from 1994 to 1996 and at
                              CS First Boston from 1986 to 1994; Portfolio
                              manager since January 1997.
 Tax-Free Income              Kevin Klingert; Portfolio manager at BlackRock
                              since 1991; prior to joining BlackRock, Assistant
                              Vice President, Merrill Lynch, Pierce, Fenner &
                              Smith; Portfolio manager since 1995.
 Pennsylvania Tax-Free Income Kevin Klingert (see above); Portfolio manager since 1995.
 New Jersey Tax-Free Income   Kevin Klingert (see above); Portfolio manager
                              since 1995.
 Ohio Tax-Free Income         Kevin Klingert (see above); Portfolio manager
                              since 1995.

                 BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) was organized in 1994 to perform advisory services for in-vestment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                 As adviser, BlackRock, Inc. is responsible for the overall investment management of the Portfolios. As sub-adviser, BlackRock Financial Management is responsible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Portfolios. BlackRock Financial Management also provides research and credit analysis.

                 THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

                 . BlackRock Financial Management, Inc.: Domestic and non-
                  dollar fixed income.

                 . PNC Equity Advisors: Growth equity.

                 . Provident Capital Management: Value equity.

                 . CastleInternational Asset Management: International
                  equity.

                 . PIMC: Money market.

                 For their investment advisory and sub-advisory services, BlackRock, Inc. and the Portfolios' sub-adviser are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfo-lios?", with respect to certain Portfolios, BlackRock, Inc. and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock, Inc., and do not represent an extra charge to the Portfolios.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                       EACH PORTFOLIO EXCEPT THE
                                     INTERNATIONAL BOND PORTFOLIO            INTERNATIONAL BOND PORTFOLIO
                                     ----------------------------------      ----------------------------------
            AVERAGE DAILY NET          INVESTMENT         SUB-ADVISORY         INVESTMENT         SUB-ADVISORY
             ASSETS                   ADVISORY FEE            FEE             ADVISORY FEE            FEE
            -----------------        --------------      --------------      --------------      --------------
            first $1 billion               .500%               .350%                .550%              .400%
            $1 billion--$2 billion         .450                .300                 .500               .350
            $2 billion--$3 billion         .425                .275                 .475               .325
            greater than $3 billion        .400                .250                 .450               .300

                 For the twelve months ended September 30, 1997, the Portfo-lios paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net as-sets) after voluntary fee waivers: Intermediate Government Bond Portfo- lio, .30%; Intermediate Bond Portfolio, .30%; Government Income Portfolio, .00%; Man-aged Income Portfo-lio, .35%; Tax-Free Income Portfolio, .28%; Pennsylvania Tax-Free

                                      36.

--------------------------------------------------------------------------------

               Income Portfolio, .29%; Ohio Tax-Free Income Portfolio, .09%; Low Duration Bond Portfolio, .27%; Core Bond Portfolio, .26%, New Jersey Tax-Free Income Portfolio, .29%; and the Interna-tional Bond Portfolio, .56%.

               The Portfolios' sub-adviser strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with the Fund's distributor, subject to the requirements of best execu-tion.

ADMINISTRATORS
               BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distributors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-ad-ministrators. BlackRock, Inc. and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net assets and .065% of the av-erage daily net assets of each Portfolio in excess of $1 bil-lion and (ii) .115% of the first $500 million of the average daily net assets allocated to each class of Investor Shares of each Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the average daily net assets al-located to each class of Investor Shares of each Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfo-lio.

               For information about the operating expenses the Portfolios paid for the most recent fiscal period, see "What Are the Ex-penses of the Portfolios?"

TRANSFER
AGENT,         PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND       Street, Philadelphia, Pennsylvania 19103, serves as the Portfo-
DISBURSING     lios' custodian and PFPC, whose principal offices are located
AGENT AND      at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as
CUSTODIAN      their transfer agent and dividend disbursing agent.

DISTRIBUTION
AND SERVICE    Under the Fund's Distribution and Service Plan (the "Plan"),
PLAN           Investor Shares of the Portfolios bear the expense of payments
               ("distribution fees") made to BDI, as the Fund's distributor
               (the "Distributor"), or affiliates of PNC Bank, for distribu-
               tion and sales support services. The distribution fees may be used to compensate the Distributor for distribution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, including payments to brokers, dealers, fi-
               nancial institutions and industry professionals ("Service Orga-
               nizations") for sales support services and related expenses.
               Distribution fees payable under the Plan will not exceed .10%
               (annualized) of the average daily net asset value of each
               Portfolio's outstanding Investor A Shares and .75% (annualized)
               of the average daily net asset value of each Portfolio's out-
               standing Investor B and Investor C Shares. Payments under the
               Plan are not tied directly to out-of-pocket expenses and there-
               fore may be used by the recipients as they choose (for example, to defray their overhead expenses). The Plan also permits the
               Distributor, the Administrators and other companies that re-
               ceive fees from the Fund to make payments relating to distri
                   -

                                      37.

--------------------------------------------------------------------------------

                  bution and sales support activities out of their past profits or other sources available to them. For further information, see "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Infor-mation.

                  Under the Plan, the Fund intends to enter into service ar-rangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of the follow-ing services: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting customers in designating and changing divi-dend options, account designations and addresses; and provid-ing other similar shareholder liaison services. In considera-tion for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of these additional services to such cus-tomers: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and providing other similar services.

                  Service Organizations may charge their clients additional fees for account services. Customers who are beneficial own-ers of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organizations.

                  The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of un-derwriting securities. It is intended that the services pro-vided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securi-ties laws, banks and financial institutions that receive pay-ments from the Fund may be required to register as dealers.

EXPENSES
                  Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to BlackRock, Inc. and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securi-ties laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to ex-isting shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insur-ance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by Black-Rock, Inc. or the Fund's service providers under their agree-ments with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allo-cated among all investment portfolios by or under the direc-tion of the Board of Trustees in a manner the Board deter-mines to be fair and equitable.

                                      38.

--------------------------------------------------------------------------------
WHAT PRICING OPTIONS ARE AVAILABLE TO INVESTORS?
--------------------------------------------------------------------------------

               The Bond Portfolios of BlackRock Funds offer different pricing options to investors in the form of different share classes. These options are described below:

               A SHARES (FRONT-END LOAD)
                One time, front-end sales charge at time of purchase No charges or fees at any time for redeeming shares Lower ongoing expenses

                Free exchanges with other A Shares in the BlackRock Funds fam-ily

               A Shares may make sense for investors with a long-term invest-ment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

               B SHARES (BACK-END LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) if shares are re-deemed, declining over 6 years from a high of 4.50%

                Free exchanges with other B Shares in the BlackRock Funds fam-ily
                Automatically convert to A Shares seven years from purchase

               B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

               C SHARES (LEVEL LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase

                Free exchanges with other C Shares in the BlackRock Funds fam-ily

               C Shares may make sense for shorter term (relative to both A and B Shares) investors who prefer to pay for professional in-vestment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemptions within 6 years of purchase.

                                      39.

--------------------------------------------------------------------------------
THE PRICING OPTIONS FOR EACH PORTFOLIO ARE DESCRIBED IN THE TABLES BELOW:

 INTERMEDIATE GOVERNMENT BOND, INTERMEDIATE BOND, CORE BOND, TAX-FREE INCOME, PENNSYLVANIA TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME AND OHIO TAX-FREE INCOME PORTFOLIOS:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    4.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when    (If redeemed within
                                     shares are redeemed) 12 months of purchase)

 GOVERNMENT INCOME AND MANAGED INCOME PORTFOLIOS:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    4.50%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when    (If redeemed within
                                     shares are redeemed) 12 months of purchase)

 LOW DURATION BOND PORTFOLIO:

                           A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge.................  3.00%          0.00%                 0.00%
  12b-1 Fee...............  0.00%*         0.75%                 0.75%
  CDSC (Redemption
   Charge)................  0.00%       4.50%-0.00%              1.00%
                                      (Depends on when    (If redeemed within
                                    shares are redeemed) 12 months of purchase)

 INTERNATIONAL BOND PORTFOLIO:

                           A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge.................  5.00%          0.00%                 0.00%
  12b-1 Fee...............  0.00%*         0.75%                 0.75%
  CDSC (Redemption
   Charge)................  0.00%       4.50%-0.00%              1.00%
                                      (Depends on when    (If redeemed within
                                    shares are redeemed) 12 months of purchase)

*The Portfolios do not expect to incur 12b-1 fees in excess of .005% with re-spect to Investor A Shares during the current fiscal year.


Investors wishing to purchase shares of the Portfolios may do so either by mailing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?"

                                      40.

--------------------------------------------------------------------------------
WHAT ARE THE KEY CONSIDERATIONS IN SELECTING A PRICING OPTION?
--------------------------------------------------------------------------------

In deciding which class of Investor Shares to purchase, investors should con-sider the following:

Intended Holding Period. Over time, the cumulative distribution fees on a Port-folio's Investor B Shares and Investor C Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net asset value remains constant, the Investor B Shares' and Investor C Shares' aggregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge from four to seven years after purchase (depending on the Portfo-lio). Thereafter, Investor B Shares and Investor C Shares would bear higher ag-gregate expenses. Investor B and Investor C shareholders, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on the additional invested amount would partially or wholly offset the higher annual expenses borne by Investor B Shares and Investor C Shares.

Because the Portfolios' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of seven years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvestment of dividends or distributions are also converted at the earlier of these dates--seven years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through rein-vestment. Investor C Shares have no conversion feature.

Unless a sales charge waiver applies, Investor B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, and Investor C shareholders pay a contingent deferred sales charge if they re-deem during the first twelve months after purchase. Investors expecting to re-deem during these periods should consider the cost of the applicable contingent deferred sales charge in addition to the aggregate annual Investor B or In-vestor C distribution fees, as compared with the cost of the applicable initial sales charges applicable to the Investor A Shares.

Investor B Shares of the Portfolios purchased on or before January 12, 1996 are subject to a CDSC of 4.50% of the lesser of the original purchase price or the net asset value of Investor B Shares at the time of redemption. This deferred sales charge is reduced for shares held more than one year. Investor B Shares of a Portfolio purchased on or before January 12, 1996 convert to Investor A Shares of the Portfolio at the end of six years after purchase. For more infor-mation about Investor B Shares purchased before January 12, 1996 and the de-ferred sales charge payable on their redemption, call PFPC at (800) 441-7762.

Reduced Sales Charges. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be advanta-geous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any purchase order for $1,000,000 or more of Investor B Shares or Investor C Shares.

Waiver of Sales Charges. The entire initial sales charge on Investor A Shares of a Portfolio may be waived for certain eligible purchasers allowing their en-tire purchase price to be immediately invested in a Portfolio. The contingent deferred sales charge may be waived upon redemption of certain Investor B Shares and Investor C Shares.

                                      41.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $50 minimum for subsequent investments. Purchases through the Automatic Invest-ment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-adviser, Distributor or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of a Portfolio. All share purchase orders that fail to specify a class will automatically be invested in Investor A Shares.

PURCHASES THROUGH BROKERS. Shares of the Portfolios may be purchased through brokers which have entered into dealer agreements with the Distributor. Pur-chase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolios' custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following receipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to BlackRock Funds. The Fund does not accept third party checks for initial or subsequent investments. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares, and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. East-ern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of each Portfolio are sold on a continuous basis by BDI as the Distributor. BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of se-curities that are permissible investments for that Portfolio. The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of a Portfolio at any time.

                                      42.

--------------------------------------------------------------------------------
HOW ARE SHARES REDEEMED?
--------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the con-tingent deferred sales charge, if applicable, there is no charge for a redemp-tion. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIOS, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B or Investor C Shares in the same Portfolio, the Investor A Shares will be re-deemed first unless the shareholder indicates otherwise. If a redeeming share-holder owns both Investor B Shares and Investor C Shares in the same Portfolio, the redemption order will be processed to minimize the amount of the contingent deferred sales charge that will be charged unless the shareholder indicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to termi-nate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

                                      43.

-------------------------------------------------------------------------------

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the required minimum initial investment as the result of a redemption or an exchange request. A shareholder will be notified in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional in-vestments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Proceeds from the redemption of shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless another payment option is used as described above, payment for redeemed shares is nor-mally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, howev-er, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a de-termination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsi-bilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      44.

--------------------------------------------------------------------------------
WHAT ARE THE SHAREHOLDER FEATURES OF THE FUND?
--------------------------------------------------------------------------------

BlackRock Funds offers shareholders many special features which enable an in-vestor to have greater investment flexibility as well as greater access to in-formation about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762.

EXCHANGE PRIVILEGE. Investor A, Investor B and Investor C Shares of each Port-folio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset val-ues. Exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 to re-quest the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

                                      45.

-------------------------------------------------------------------------------

The Fund reserves the right to reject any telephone exchange request. Tele-phone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its share-holders. The Fund, the Administrators and the Distributor will employ reason-able procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instruc-tions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deduc-tions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to re-ceive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Ap-plication Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No con-tingent deferred sales charge will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit are still subject to the appli-cable CDSC.

                                      46.

--------------------------------------------------------------------------------
WHAT IS THE SCHEDULE OF SALES CHARGES AND EXEMPTIONS?
--------------------------------------------------------------------------------

INVESTOR A     Investor A Shares are subject to a front-end sales charge de-
SHARES         termined in accordance with the following schedules:

 LOW DURATION BOND PORTFOLIO:

                                                             REALLOWANCE OR
                          SALES CHARGE AS SALES CHARGE AS    PLACEMENT FEES
  AMOUNT OF TRANSACTION        % OF             % OF       TO DEALERS (AS % OF
    AT OFFERING PRICE     OFFERING PRICE* NET ASSET VALUE*  OFFERING PRICE)**
  Less than $25,000            3.00%            3.09%             2.50%
  $25,000 but less than
   $50,000                     2.75             2.83              2.25
  $50,000 but less than
   $100,000                    2.50             2.56              2.00
  $100,000 but less than
   $250,000                    2.00             2.04              1.75
  $250,000 but less than
   $500,000                    1.50             1.52              1.25
  $500,000 but less than
   $1,000,000                  1.00             1.01              0.75
  $1-2 million                 0.00             0.00              0.75
  $2-3 million                 0.00             0.00              0.72
  $3-5 million                 0.00             0.00              0.63
  $5-10 million                0.00             0.00              0.44
  $10-15 million               0.00             0.00              0.38
  $15-20 million               0.00             0.00              0.35
  $20-40 million               0.00             0.00              0.30

 INTERMEDIATE GOVERNMENT BOND, INTERMEDIATE BOND, CORE BOND, TAX-FREE INCOME, PENNSYLVANIA TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME AND OHIO TAX-FREE INCOME PORTFOLIOS:

                                                             REALLOWANCE OR
                          SALES CHARGE AS SALES CHARGE AS    PLACEMENT FEES
  AMOUNT OF TRANSACTION        % OF             % OF       TO DEALERS (AS % OF
    AT OFFERING PRICE     OFFERING PRICE* NET ASSET VALUE*  OFFERING PRICE)**
  Less than $25,000            4.00%            4.17%             3.50%
  $25,000 but less than
   $50,000                     3.75             3.90              3.25
  $50,000 but less than
   $100,000                    3.50             3.63              3.00
  $100,000 but less than
   $250,000                    3.00             3.09              2.50
  $250,000 but less than
   $500,000                    2.00             2.04              1.50
  $500,000 but less than
   $1,000,000                  1.00             1.01              0.75
  $1-2 million                 0.00             0.00              0.75
  $2-3 million                 0.00             0.00              0.72
  $3-5 million                 0.00             0.00              0.63
  $5-10 million                0.00             0.00              0.44
  $10-15 million               0.00             0.00              0.38
  $15-20 million               0.00             0.00              0.35
  $20-40 million               0.00             0.00              0.30

*There is no initial sales charge on purchase of $1,000,000 or more of Investor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.

**The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

                                      47.

--------------------------------------------------------------------------------

 GOVERNMENT INCOME AND MANAGED INCOME PORTFOLIOS:

                                                             REALLOWANCE OR
                          SALES CHARGE AS SALES CHARGE AS    PLACEMENT FEES
  AMOUNT OF TRANSACTION        % OF             % OF       TO DEALERS (AS % OF
    AT OFFERING PRICE     OFFERING PRICE* NET ASSET VALUE*  OFFERING PRICE)**
  Less than $25,000            4.50%            4.71%             4.00%
  $25,000 but less than
   $50,000                     4.25             4.70              3.75
  $50,000 but less than
   $100,000                    4.00             4.17              3.50
  $100,000 but less than
   $250,000                    3.50             3.63              3.00
  $250,000 but less than
   $500,000                    2.50             2.56              2.00
  $500,000 but less than
   $1,000,000                  1.50             1.52              1.25
  $1-2 million                 0.00             0.00              1.00
  $2-3 million                 0.00             0.00              0.95
  $3-5 million                 0.00             0.00              0.87
  $5-10 million                0.00             0.00              0.69
  $10-15 million               0.00             0.00              0.62
  $15-20 million               0.00             0.00              0.53
  $20-40 million               0.00             0.00              0.39

 INTERNATIONAL BOND PORTFOLIO:

                                                             REALLOWANCE OR
                          SALES CHARGE AS SALES CHARGE AS    PLACEMENT FEES
  AMOUNT OF TRANSACTION        % OF             % OF       TO DEALERS (AS % OF
    AT OFFERING PRICE     OFFERING PRICE* NET ASSET VALUE*  OFFERING PRICE)**
  Less than $25,000            5.00%            5.26%             4.50%
  $25,000 but less than
   $50,000                     4.75             4.99              4.25
  $50,000 but less than
   $100,000                    4.50             4.71              4.00
  $100,000 but less than
   $250,000                    4.00             4.17              3.50
  $250,000 but less than
   $500,000                    3.00             3.09              2.50
  $500,000 but less than
   $1,000,000                  2.00             2.04              1.50
  $1-2 million                 0.00             0.00              1.00
  $2-3 million                 0.00             0.00              0.95
  $3-5 million                 0.00             0.00              0.87
  $5-10 million                0.00             0.00              0.69
  $10-15 million               0.00             0.00              0.62
  $15-20 million               0.00             0.00              0.53
  $20-40 million               0.00             0.00              0.39

* There is no initial sales charge on purchase of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after pur-chase.

** The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to dealers. Dealers who receive 90% or more of the sales charge may be deemed to be "under-writers" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services. The Distributor, BlackRock, Inc. and/or their affili-ates may also pay additional compensation, out of their assets and not as an additional charge to the Portfolios, to dealers in connection with the sale and distribution of shares (such as additional payments based on new sales), and may, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and promotions in which partici-pants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

                                      48.

--------------------------------------------------------------------------------

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-adviser or trans-fer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) employees and retirees (and their spouses and minor children); (c) registered representatives of bro-kers who have entered into selling agreements with the Distributor; (d) spouses or children of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (c). The following persons may also buy Investor A Shares without paying a sales charge:
(a) persons investing through an authorized payroll deduction plan; (b) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (c) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio, provided that the aggregate amount invested pursuant to this exemption in In-vestor A Shares that would otherwise be subject to front- end sales charges equals at least $250,000; and (d) persons participating in a "wrap account" or similar program under which they pay advisory fees to a broker-dealer or other financial institution. INVESTORS WHO QUALIFY FOR ANY OF THESE EXEMPTIONS FROM THE SALES CHARGE MUST PURCHASE INVESTOR A SHARES.

QUALIFIED PLANS. In general, the sales charge (as a percentage of offering price) payable by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by such Qualified Plans of Investor A Shares aggregat-ing $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 2.50% (1.50% with respect to shares of the Low Duration Bond Portfolio). The above schedule will apply to purchases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

The Fund has established different waiver arrangements with respect to the sales charge on Investor A Shares of the Portfolios for purchases through cer-tain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an orga-nized group may include, for example, a trustee or other fiduciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in any of the Portfolios that are subject to a front-end sales charge or the total amount of an investor's initial in-vestment in such shares, less redemptions (whichever is greater) may be com-bined with the amount of the investor's current purchase in determining the ap-plicable sales charge. IN ORDER TO RECEIVE THE CUMULATIVE QUANTITY REDUCTION, PREVIOUS PURCHASES OF INVESTOR A SHARES MUST BE CALLED TO THE ATTENTION OF PFPC BY THE INVESTOR AT THE TIME OF THE CURRENT PURCHASE.

                                      49.

-------------------------------------------------------------------------------

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of a Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the reinvestment in writing by the purchaser, or by his or her broker, at the time the purchase is made in order to eliminate a sales charge. An investor should consult a tax adviser concerning the tax consequences of use of the re-investment privilege.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of In-tent may be signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial investment requirement and represent at least 5% of the total intended investment. THE INVESTOR MUST INSTRUCT PFPC UPON MAKING SUBSEQUENT PURCHASES THAT SUCH PURCHASES ARE SUBJECT TO A LETTER OF INTENT. All dividends and capi-tal gains of a Portfolio that are invested in additional Investor A Shares of the same Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the offering price or the net asset value of the In-vestor B Shares on the redemption date. Dealers will generally receive commis-sions equal to 4.00% of the Investor B Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Man-ages The Fund?" Dealers may not receive a commission in connection with sales of Investor B Shares to certain retirement plans sponsored by the Fund, Black-Rock, Inc. or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor C Shares. See "What Is The Sched-ule Of Sales Charges And Exemptions--Investor A Shares" for information on ad-ditional sales incentives which the Distributor, BlackRock, Inc. and/or their affiliates may provide to dealers in connection with the sale of shares.

                                      50.

--------------------------------------------------------------------------------

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the purchase date and the date the Investor B Shares are redeemed as set forth in the fol-lowing chart:

                                               CONTINGENT DEFERRED
                                               SALES CHARGE (AS A
              NUMBER OF YEARS              PERCENTAGE OF DOLLAR AMOUNT
          ELAPSED SINCE PURCHASE             SUBJECT TO THE CHARGE)
      Less than one                                   4.50%
      More than one, but less than two                4.00
      More than two, but less than three              3.50
      More than three, but less than four             3.00
      More than four, but less than five              2.00
      More than five, but less than six               1.00
      More than six, but less than seven              0.00

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the offering price or the net as-set value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase. Dealers will generally receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan as described above under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor C Shares to certain retirement plans sponsored by the Fund, BlackRock, Inc. or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of In-vestor A Shares and Investor B Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, BlackRock, Inc. and/or their affiliates may provide to dealers in connection with the sale of shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge on Investor B Shares and Investor C Shares is not charged in con-nection with: (1) exchanges described in "What Are the Shareholder Features of the Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemptions made with respect to cer-tain retirement plans sponsored by the Fund, BlackRock, Inc. or its affiliates;
(4) redemptions in connection with a shareholder's death or disability (as de-fined in the Internal Revenue Code) subsequent to the purchase of Investor B or Investor C Shares; (5) involuntary redemptions of Investor B or Investor C Shares in accounts with low balances as described in "How Are Shares Re-deemed?"; and (6) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are the Shareholder Fea-tures of the Fund?--Systematic Withdrawal Plan." In addition, no contingent de-ferred sales charge is charged on Investor B or Investor C Shares acquired through the reinvestment of dividends or distributions. The Fund also waives the contingent deferred sales charge on redemptions of Investor B Shares of the Portfolios purchased through certain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

When an investor redeems Investor B or Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B and Investor C Shares are redeemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distributions) and after that from the shares that have been held the longest.

                                      51.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all secu-rities and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the relevant Portfolio unless a share-holder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Portfolio declares a dividend each day on "set-tled" shares (i.e., shares for which the particular Portfolio has received pay-ment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic pro-jections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least an-nually.

                                      52.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum tax. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corpo-rate and non-corporate taxpayers in determining alternative minimum tax liabil-ity. Second, "exempt interest dividends" must be taken into account by corpo-rate taxpayers in determining certain adjustments for alternative minimum tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of an-other Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

Any loss upon the sale or exchange of shares held for six months or less will be disallowed for Federal income tax purposes to the extent of any exempt in-terest dividends received by the shareholder. For the

                                      53.

--------------------------------------------------------------------------------
Ohio Tax-Free Income Portfolio, the loss will be disallowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such dividends actually may have been subject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio intends to make this election. As a result, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder generally will be entitled either (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such pro-portionate amounts from U.S. income, should the shareholder so choose.

A Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the se-curity over the basis of such bond immediately after it was acquired) if the Portfolio elects to accrue market discount on a current basis. In addition, in-come may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash dis-tribution to a Portfolio, such Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction or any interest expenses incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Portfolio. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Infor-mation.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania State-Specific Obligations is not taxable to individuals, estates or trusts under the Personal Income Tax; to corporations under the Corporate Net Income Tax; nor to individuals under the Philadelphia School District Net In-vestment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, but such income is not taxable under the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania State-Specific Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal

                                      54.

--------------------------------------------------------------------------------
Income Tax and Corporate Net Income Tax. Such gain may also be subject to the School District Tax, except that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capi-tal Stock/Foreign Franchise Tax).

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that the New Jersey Tax-Free Income Portfolio will qualify as a "qualified investment fund" and as a result, substantially all distributions paid by the New Jersey Tax-Free Income Portfo-lio will not be subject to the New Jersey personal income tax. A qualified in-vestment fund is an investment company or trust registered with the Securities and Exchange Commission, or any series of such investment company or trust, which for the calendar year in which the distribution is paid: (a) has no in-vestments other than interest-bearing obligations, obligations issued at a dis-count, and cash and cash items, including receivables and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and (b) has at least 80% of the aggregate principal amount of all of its investments, excluding financial options, futures, forward con-tracts, or other similar financial instruments related to interest-bearing ob-ligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by the regulated investment company rules of the Code, cash and cash items, which cash items shall include receiv-ables, in New Jersey State-Specific Obligations or U.S. Government Obligations.

In accordance with New Jersey law as currently in effect, distributions paid by a qualified investment fund are excluded from personal income tax to the extent that the distributions are attributable to interest or gains from New Jersey State-Specific Obligations or to interest or gains from direct U.S. Government Obligations. New Jersey State-Specific Obligations are obligations issued by or on behalf of New Jersey or any county, municipality, or other political subdi-vision of New Jersey. U.S. Government Obligations are obligations which are statutorily free from tax under the laws of the United States. Distributions by a qualified investment fund from most other sources will be subject to the New Jersey personal income tax. Shares of the New Jersey Tax-Free Income Portfolio are not subject to property taxation by New Jersey.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Govern-ment, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include

                                      55.

--------------------------------------------------------------------------------

distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio State-Specific Obligations or the U.S. obligations described above provid-ed, in the case of U.S. territorial obligations, such interest is excluded from gross income for federal income tax purposes. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions prop-erly attributable to gain on the sale, exchange or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions at-tributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax. This discussion of Ohio taxes assumes that the Ohio Tax-Free Income Portfolio will continue to qualify as a regulated in-vestment company as defined in the Code and that at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio State-Specific Obligations or similar obligations of other states or their subdivisions.

                                      56.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment company. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in thirty-eight investment portfolios. Each Portfolio, other than the Government Income Portfolio, offers five separate classes of shares-- Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. The Government Income Portfolio offers only Investor A Shares, Investor B Shares and Investor C Shares. In addition, the Low Duration Bond, Core Bond and Intermediate Bond Portfolios offer a sixth share class-BlackRock Shares. This prospectus relates only to Investor A Shares, Investor B Shares and Investor C Shares of the Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of the BlackRock Shares of a Portfolio is expected to be no less than the performance of the Portfolio's Institutional Shares, the performance of both the BlackRock Shares and Institutional Shares of a Portfolio is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of the BlackRock Shares, Institutional Shares and Service Shares of a Portfolio is ex-pected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be dif-ferent. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Black-Rock, Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Institutional, Service and BlackRock Share classes, contact PFPC at (800) 441-7764.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                      57.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for each class of Investor Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of a Portfolio over the measuring pe-riod. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, a Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load.

The yield of a class of shares is computed by dividing the Portfolio's net in-come per share allocated to that class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a class of a Portfolio's Investor Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a class of a Portfolio's Investor Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associ-ates and the Lehman Government Corporate Bond Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evalua-tions of the Portfolios and their share classes published by nationally recog-nized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for In-vestor Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in In-vestor Shares will not be included in the Portfolio performance calculations.

                                      58.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7762
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      59.

--------------------------------------------------------------------------------
                                   APPENDIX A

       BLACKROCK               PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Low Duration Bond        Merrill 1-3 Year         Treasuries with maturities ranging from 1
                         Treasury Index           to 2.99 years
Intermediate Government  Lehman Brothers          Treasury and agency issues in the Lehman
Bond                     Intermediate Government  Aggregate, excluding maturities above 9.99
                         Index                    years
Intermediate Bond        Lehman Brothers          Treasury, agency and corporate issues in
                         Intermediate Gov't/Corp  the Lehman Aggregate, excluding maturities
                         Index                    above 9.99 years
Core Bond                Lehman Aggregate Index   The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  .As of January 20, 1998, the composition of
                                                  the Lehman Brothers Aggregate Index is:
                                                  58% allocation to Treasury and government
                                                  securities
                                                  15% allocation to mortgage-backed
                                                  securities
                                                  27% allocation to corporate and asset-
                                                  backed securities
Government Income        Lehman Mortgage Index/10 50% allocation to the mortgage component of
                         Year Treasury            the Lehman Aggregate Index and a 50%
                                                  allocation to the Merrill Lynch 10 Year
                                                  Index
Managed Income           Lehman Aggregate Index   The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year to maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  .As of January 20, 1998, the composition of
                                                  the Lehman Brothers Aggregate Index is:
                                                  58% allocation to Treasury and government
                                                  securities
                                                  15% allocation to mortgage-backed
                                                  securities
                                                  27% allocation to corporate and asset-
                                                  backed securities
International Bond       Salomon Non-U.S. Hedged  A market-capitalization weighted benchmark
                         World Government Bond    that tracks the performance of the 13
                         Index                    Government bond markets of Australia,
                                                  Austria, Belgium, Canada, Denmark, France,
                                                  Germany, Italy, Japan, the Netherlands,
                                                  Spain, Sweden and the United Kingdom. The
                                                  currency-hedged return is computed by using
                                                  a rolling one-month forward exchange
                                                  contract as a hedging instrument.
Tax-Free Income          Lehman Municipal Bond    All of the bonds in the following Municipal
                         Index                    Indices possess the following
                                                  characteristics:
                                                  . A minimum credit rating of Baa-3
                                                  . Outstanding par value of at least $3
                                                    million
                                                  . Must be issued as part of a deal of at
                                                    least $50 million
                                                  . Individual bonds must have been issued
                                                    within the last 5 years
                                                  . Remaining maturity of not less than one
                                                    year
                                                  Excludes bonds subject to the alternative
                                                  minimum tax (AMT), taxable municipal bonds,
                                                  and floating-rate or zero coupon municipal
                                                  bonds
Pennsylvania Tax-Free    Lehman Local GO Index    Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index    Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index    Local general obligation bonds

                                      60.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity
                                        Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets

    Small Cap Growth Equity             International Small Cap Equity
                                        Index Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                          January 28, 1998
--------------------------------------------------------------------------------
THE BOND PORTFOLIOS INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS
                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   5
            What Are The Portfolios' Financial Highlights?...............   7
            What Are The Portfolios?.....................................  15
            What Are The Differences Among The Portfolios?...............  16
            What Types Of Securities Are In The Portfolios?..............  17
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  18
            What Additional Investment Policies And Risks Apply?.........  19
            Who Manages The Fund?........................................  30
            How Are Shares Purchased And Redeemed?.......................  34
            How Is Net Asset Value Calculated?...........................  36
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  36
            How Are Fund Distributions Taxed?............................  37
            How Is The Fund Organized?...................................  40
            How Is Performance Calculated?...............................  41
            How Can I Get More Information?..............................  42

              This Prospectus sets forth concisely information about the Black-Rock Funds SM (the "Fund") bond Portfolios that a prospective in-vestor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commis-sion (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                       2.

--------------------------------------------------------------------------------

THE BOND PORTFOLIOS OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Bond Portfolios of BLACKROCK FUNDS consist of 11 investment portfolios (the "Portfolios") that provide investors with a broad spectrum of investment alternatives within the fixed in-come sector. Seven of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. All Portfolios except the Government Income Portfolio offer Insti-tutional Shares. A detailed description of each Portfolio be-gins on page 15.

               BLACKROCK          PERFORMANCE           LIPPER PEER GROUP
               PORTFOLIO          BENCHMARK

               LOW DURATION       Merrill 1-3           Short-Intermediate
                BOND              Year Treasury          Investment Grade Debt
                                  Index

               INTERMEDIATE       Lehman Brothers       Intermediate U.S.
                GOVERNMENT        Intermediate           Government
                BOND              Government
                                  Index

               INTERMEDIATE       Lehman Brothers       Intermediate Investment
                BOND               Intermediate          Grade Debt
                                   Government/Corporate
                                   Index

               CORE BOND          Lehman Aggregate      Intermediate Investment
                                  Index                   Grade Debt

               MANAGED INCOME     Lehman Aggregate      Corporate Debt A-Rated
                                  Index

               INTERNATIONAL      Salomon Non-U.S.      International Income
                BOND               Hedged World
                                   Government
                                   Bond Index

               TAX-FREE           Lehman Municipal      General Municipal Debt
                INCOME             Bond Index

               PA TAX-FREE        Lehman Local GO       PA Municipal Debt
                INCOME             Index

               NJ TAX-FREE        Lehman Local GO       NJ Municipal Debt
                INCOME             Index

               OH TAX FREE        Lehman Local GO       OH Municipal Debt
                INCOME             Index




UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Portfolios. We
BLACKROCK      intend this document to be an effective tool as you explore
BOND           different directions in fixed income investing.
PORTFOLIOS


CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. Some or all of the Portfolios may pur-
BOND           chase mortgage-related, asset-backed, foreign, high yield and
INVESTING      illiquid securities; enter into repurchase and reverse repur-
               chase agreements and engage in leveraging, which is a specula-tive technique; lend portfolio securities to third parties; and enter into futures contracts and options. Each of the Pennsyl-vania, New Jersey and Ohio Tax-Free Income Portfolios (the
               "State- Specific Tax-Free Portfolios") concentrates in the se-curities of issuers located in a particular state, and is non-diversified, which means that its performance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What
               Additional Investment Policies And Risks Apply?"

                                       3.

--------------------------------------------------------------------------------

                  The Low Duration Bond Portfolio invests in high yield securi-ties which are considered high risk securities. See "What Ad-ditional Investment Policies And Risks Apply?--High Yield Se-curities."

                  For information on how to purchase and redeem shares of the
INVESTING IN      Portfolios, see "How Are Shares Purchased And Redeemed?"
THE BLACKROCK
FUNDS

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Institutional Shares of the Portfolios for the fiscal period ended September 30, 1997 as a percentage of average daily net assets. The figures shown for the Intermediate Government Bond, Managed Income, Intermediate Bond, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios have been restated to reflect current expenses and fee waivers. Because no In-stitutional Shares of the New Jersey Tax-Free Income Portfolio were outstanding during the fiscal year ended September 30, 1997, the figure shown for that Portfolio under "Other expenses" is estimated for the current fiscal year. An example based on the summary is also shown.


                                              LOW     INTERMEDIATE
                                           DURATION    GOVERNMENT  INTERMEDIATE
                                             BOND         BOND         BOND
                                           PORTFOLIO   PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)           .22%         .30%         .27%
Other operating expenses                         .33          .30          .33
                                                 ---          ---          ---
 Administration fees
  (after fee waivers)(/1/)                  .22         .18          .22
 Other expenses                             .11         .12          .11
                                            ---         ---          ---
Total Portfolio operating expenses (after
 fee waivers)(/1/)                               .55%         .60%         .60%
                                                 ===          ===          ===

                                                      CORE BOND  MANAGED INCOME
                                                      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)                      .22%           .35%
Other operating expenses                                    .33            .30
                                                            ---            ---
 Administration fees (after fee waivers)(/1/)          .22          .21
 Other expenses                                        .11          .09
                                                       ---          ---
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                              .55%           .65%
                                                            ===            ===

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. BlackRock, Inc. and the Portfolios' administra-tors are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the ta-ble. Without waivers, "Other operating expenses" would be .38%, .36%, .32%, .35% and .33%, respectively, and "Total Portfolio operating expenses" would be .88%, .86%, .82%, .85% and .83%, respectively. See "What are the Portfo-lios' Financial Highlights?" for information about interest paid by the Portfolios in connection with their investment activity.

                                       5.

--------------------------------------------------------------------------------

                                                                 PENNSYLVANIA
                          INTERNATIONAL BOND  TAX-FREE INCOME   TAX-FREE INCOME
                              PORTFOLIO          PORTFOLIO         PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                           .50%             .25%               .30%
Other operating expenses                 .53              .35                .30
                                   ---------          -------           --------
 Administration fees
  (after fee
  waivers)(/1/)                .22                .17               .18
 Other expenses (after
  expense reimbursement)       .31                .18               .12
                          --------            -------          --------
Total Portfolio
 operating expenses
 (after fee waivers and
 expense reimbursements)
 (/1/)                                  1.03%             .60%               .60%
                                   =========          =======           ========

                                               NEW JERSEY      OHIO
                                                  TAX-         TAX-
                                               FREE INCOME  FREE INCOME
                                                PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)(/1/)                 .28%         .09%
Other operating expenses                               .32          .51
                                                     -----        -----
 Administration fees (after fee waivers)(/1/)    .18          .14
 Other expenses                                  .14          .37
                                               -----        -----
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                         .60%         .60%
                                                     =====        =====

(1) Without waivers, advisory fees would be .55%, .50%, .50%, .50% and .50%, respectively, and administration fees would be .23% for each Portfolio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. BlackRock, Inc. and the Portfolios' admin-istrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be .53%, .40%, .36%, .37% and .56% respectively, and "Total Portfolio operating ex-penses" would be 1.08%, .90%, .86%, .87% and 1.06%, respectively.

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Low Duration Bond Portfolio             $ 6        $18        $31       $ 69
Intermediate Government Portfolio         6         19         33         75
Intermediate Bond Portfolio               6         19         33         75
Core Bond Portfolio                       6         18         31         69
Managed Income Portfolio                  7         21         36         81
International Bond Portfolio             11         33         57        126
Tax-Free Income Portfolio                 6         19         33         75
Pennsylvania Tax-Free Income
 Portfolio                                6         19         33         75
New Jersey Tax-Free Income Portfolio      6         19         33         75
Ohio Tax-Free Income Portfolio            6         19         33         75

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       6.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountants. The financial highlights of the Core Bond Portfolio and the Low Duration Bond Portfolio (formerly, the Short Government Bond Portfolio) for the periods ended June 30, 1995, 1994 and 1993 were audited by other audi-tors. Please refer to a revised auditor's report under "Other Information" which makes reference to the audits performed by those other auditors. This financial information should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Addi-tional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764. During the periods shown, no Institutional Shares of the New Jersey Tax-Free Income Portfolio were outstanding.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       LOW DURATION BOND PORTFOLIO

                                        FOR THE          FOR THE
                                         PERIOD          PERIOD
                             YEAR        4/1/96          7/1/95           YEAR     YEAR    7/17/92/1/
                            ENDED       THROUGH          THROUGH          ENDED    ENDED    THROUGH
                           9/30/97      9/30/96          3/31/96         6/30/95  6/30/94   6/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   9.79     $   9.79         $  9.83         $  9.71  $  9.96   $ 10.00
                           --------     --------         -------         -------  -------   -------
Income from investment
 operations
 Net investment income         0.58         0.28            0.42            0.58     0.48      0.51
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  0.08        (0.01)            - -            0.13    (0.25)    (0.06)
                           --------     --------         -------         -------  -------   -------
 Total from investment
  operations                   0.66         0.27            0.42            0.71     0.23      0.45
                           --------     --------         -------         -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.56)       (0.27)          (0.41)          (0.58)   (0.48)    (0.49)
 Distribution in excess
  of net investment
  income                        - -          - -           (0.04)            - -      - -       - -
 Distributions from net
  realized capital gains        - -          - -           (0.01)          (0.01)     - -       - -
                           --------     --------         -------         -------  -------   -------
 Total distributions          (0.56)       (0.27)          (0.46)          (0.59)   (0.48)    (0.49)
                           --------     --------         -------         -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $   9.89     $   9.79         $  9.79         $  9.83  $  9.71   $  9.96
                           ========     ========         =======         =======  =======   =======
Total return                   6.89%        2.70%           4.25%           6.99%    2.33%     4.63%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $102,490     $135,686         $52,843         $44,486  $31,265   $51,611
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.55%/3/     0.55%/2/,/3/    0.63%/2/,/3/    0.57%    0.57%     0.56%/2/
 Before
  advisory/administration
  fee waivers                  0.88%        0.83%/2/        0.83%/2/        1.05%    1.02%     0.66%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  6.14%        5.72%/2/        5.25%/2/        6.08%    4.70%     5.32%/2/
 Before
  advisory/administration
  fee waivers                  5.81%        5.45%/2/        5.05%/2/        5.60%    4.25%     5.22%/2/
PORTFOLIO TURNOVER RATE         371%         228%            185%            586%     455%      513%

/1/ Commencement of operations of share class.

/2/ Annualized.

/3/ Including interest expense, ratios would have been 0.92% for the year ended
    September 30, 1997, 0.64% for the period ended September 30, 1996 and 0.96% for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                                                       FOR THE
                                                                                        PERIOD
                            YEAR         YEAR         YEAR         YEAR       YEAR    4/20/92/1/
                            ENDED       ENDED        ENDED        ENDED      ENDED     THROUGH
                           9/30/97     9/30/96      9/30/95      9/30/94    9/30/93    9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  9.92     $  10.02     $   9.64     $  10.60   $  10.46   $  10.00
                           -------     --------     --------     --------   --------   --------
Income from investment
 operations
 Net investment income        0.59         0.58         0.58         0.55       0.54       0.24
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 0.19        (0.11)        0.38        (0.86)      0.16       0.46
                           -------     --------     --------     --------   --------   --------
  Total from investment
   operations                 0.78         0.47         0.96        (0.31)      0.70       0.70
                           -------     --------     --------     --------   --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.59)       (0.57)       (0.58)       (0.55)     (0.54)     (0.24)
 Distributions from net
  realized capital gains       - -          - -          - -        (0.10)     (0.02)       - -
                           -------     --------     --------     --------   --------   --------
  Total distributions        (0.59)       (0.57)       (0.58)       (0.65)     (0.56)     (0.24)
                           -------     --------     --------     --------   --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.11     $   9.92     $  10.02     $   9.64   $  10.60   $  10.46
                           =======     ========     ========     ========   ========   ========
Total return                  8.08%        4.82%       10.28%       (3.08)%     6.88%      7.14%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $96,605     $126,312     $134,835     $128,974   $137,065   $105,620
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.55%/3/     0.53%/3/     0.42%/3/     0.40%      0.73%      0.80%/2/
 Before
  advisory/administration
  fee waivers                 0.86%        0.83%        0.79%        0.80%      0.81%      0.80%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 6.00%        6.03%        5.94%        5.48%      5.23%      5.28%/2/
 Before
  advisory/administration
  fee waivers                 5.69%        5.73%        5.57%        5.08%      5.15%      5.28%/2/
PORTFOLIO TURNOVER RATE        291%         580%         247%           9%        80%        38%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratios would have been 0.67% for the year ended
   September 30, 1997, 0.70% for the year ended September 30, 1996, and 0.42% for the year ended September 30, 1995.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO

                                                                             FOR THE
                                                                              PERIOD
                             YEAR         YEAR         YEAR        YEAR     9/17/93/1/
                            ENDED        ENDED        ENDED        ENDED     THROUGH
                           9/30/97      9/30/96      9/30/95      9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD          $9.32     $   9.43     $   9.05     $ 10.01    $ 10.00
                           --------     --------     --------     -------    -------
Income from investment
 operations
 Net investment income         0.58         0.56         0.56        0.54       0.02
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                  0.17        (0.09)        0.38       (0.88)     (0.01)
                           --------     --------     --------     -------    -------
  Total from investment
   operations                  0.75         0.47         0.94       (0.34)      0.01
                           --------     --------     --------     -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.58)       (0.55)       (0.56)      (0.56)       - -
 Distributions from net
  realized capital gains        - -        (0.03)         - -       (0.06)       - -
                           --------     --------     --------     -------    -------
  Total distributions         (0.58)       (0.58)       (0.56)      (0.62)       - -
                           --------     --------     --------     -------    -------
NET ASSET VALUE AT END OF
 PERIOD                       $9.49     $   9.32     $   9.43     $  9.05    $ 10.01
                           ========     ========     ========     =======    =======
Total return                   8.40%        5.10%       10.76%      (3.52)%     0.10%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $295,709     $207,909     $124,979     $71,896    $56,713
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.53%/3/     0.53%/3/     0.47%/3/    0.45%      0.45%/2/
 Before
  advisory/administration
  fee waivers                  0.82%        0.83%        0.81%       0.88%      0.84%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  6.63%        6.27%        6.18%       5.54%      4.72%/2/
 Before
  advisory/administration
  fee waivers                  6.34%        5.97%        5.84%       5.11%      4.33%/2/
PORTFOLIO TURNOVER RATE         321%         670%         262%         92%         4%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratios would have been 0.98% for the year ended
   September 30, 1997, 0.83% for the year ended September 30, 1996, and 0.55% for the year ended September 30, 1995.

                                       9.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           CORE BOND PORTFOLIO

                                          FOR THE          FOR THE                             FOR THE
                                           PERIOD          PERIOD                               PERIOD
                               YEAR        4/1/96          7/1/95           YEAR     YEAR     12/9/92/1/
                              ENDED       THROUGH          THROUGH          ENDED    ENDED     THROUGH
                             9/30/97      9/30/96          3/31/96         6/30/95  6/30/94    6/30/93
 NET ASSET VALUE AT
  BEGINNING OF PERIOD        $   9.55     $   9.61         $  9.85         $  9.36  $ 10.37     $10.00
                             --------     --------         -------         -------  -------     ------
 Income from investment
  operations
 Net investment income           0.62         0.30            0.47            0.62     0.55       0.32
 Net gain (loss) on
  investments (both
  realized
  and unrealized                 0.26        (0.06)          (0.07)           0.50    (0.60)      0.37
                             --------     --------         -------         -------  -------     ------
  Total from investment
   operations                    0.88         0.24            0.40            1.12    (0.05)      0.69
                             --------     --------         -------         -------  -------     ------
 LESS DISTRIBUTIONS
  Distributions from net
   investment income            (0.61)       (0.30)          (0.47)          (0.62)   (0.55)     (0.32)
  Distributions from net
   realized capital gains         - -          - -           (0.17)          (0.01)   (0.41)       - -
                             --------     --------         -------         -------  -------     ------
  Total distributions           (0.61)       (0.30)          (0.64)          (0.63)   (0.96)     (0.32)
                             --------     --------         -------         -------  -------     ------
 NET ASSET VALUE AT END OF
  PERIOD                     $   9.82     $   9.55         $  9.61         $  9.85  $  9.36     $10.37
                             ========     ========         =======         =======  =======     ======
  Total return                  10.03%        2.55%           3.93%          11.79%   (0.69)%     6.88%
 RATIOS/SUPPLEMENTAL DATA
  Net assets at end of
   period (in thousands)     $393,657     $162,626         $64,707         $32,191  $12,507     $7,803
  Ratios of expenses to
   average net assets
  After
   advisory/administration
   fee waivers                   0.55%/3/     0.55%/2/,/3/    0.66%/2/,/3/    0.55%    0.55%      0.55%/2/
  Before
   advisory/administration
   fee waivers                   0.85%        0.84%/2/        0.91%/2/        1.75%    2.65%      2.44%/2/
  Ratios of net investment
   income to average net
   assets
  After
   advisory/administration
   fee waivers                   6.81%        6.75%/2/        5.89%/2/        6.62%    5.61%      5.57%/2/
  Before
   advisory/administration
   fee waivers                   6.52%        6.45%/2/        5.64%/2/        5.43%    3.51%      3.68%/2/
 PORTFOLIO TURNOVER RATE          441%         308%            723%            435%     722%       354%

/1/Commencement of operations of share class.

/2/Annualized.

/3/Including interest expense, ratios would have been 0.84% for the year ended
   September 30, 1997, 0.80% for the period ended September 30, 1996, and 0.75% for the period ended March 31, 1996. For the periods prior to March 31, 1996 interest income was presented net of interest expense.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO

                                                                                                     FOR THE
                                                                                                      PERIOD
                             YEAR         YEAR      YEAR      YEAR       YEAR      YEAR     YEAR    11/1/89/1/
                            ENDED        ENDED     ENDED     ENDED      ENDED     ENDED     ENDED    THROUGH
                           9/30/97      9/30/96   9/30/95   9/30/94    9/30/93   9/30/92   9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  10.09     $  10.38  $   9.79  $  11.17   $  10.74  $  10.26  $  9.70   $ 10.00
                           --------     --------  --------  --------   --------  --------  -------   -------
Income from investment
 operations
 Net investment income         0.68         0.64      0.65      0.64       0.67      0.69     0.74      0.66
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  0.32        (0.21)     0.60     (1.21)      0.56      0.48     0.63     (0.29)
                           --------     --------  --------  --------   --------  --------  -------   -------
 Total from investment
  operations                   1.00         0.43      1.25     (0.57)      1.23      1.17     1.37      0.37
                           --------     --------  --------  --------   --------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.68)       (0.62)    (0.65)    (0.64)     (0.67)    (0.69)   (0.73)    (0.66)
 Distribution in excess
  of net investment
  income                        - -          - -     (0.01)    (0.02)       - -       - -    (0.08)    (0.01)
 Distributions from net
  realized capital gains        - -        (0.10)      - -     (0.14)     (0.13)      - -      - -       - -
 Distributions in excess
  of net realized gains         - -          - -       - -     (0.01)       - -       - -      - -       - -
                           --------     --------  --------  --------   --------  --------  -------   -------
 Total distributions          (0.68)       (0.72)    (0.66)    (0.81)     (0.80)    (0.69)   (0.81)    (0.67)
                           --------     --------  --------  --------   --------  --------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  10.41     $  10.09  $  10.38  $   9.79   $  11.17  $  10.74  $ 10.26   $  9.70
                           ========     ========  ========  ========   ========  ========  =======   =======
Total return                  10.25%        4.33%    13.27%    (5.27)%    12.13%    11.80%   14.74%     3.80%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $537,260     $564,744  $443,148  $395,060   $341,791  $314,075  $52,802   $38,328
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.58%/3/     0.58%     0.57%     0.55%      0.74%     0.80%    0.80%     0.80%/2/
 Before
  advisory/administration
  fee waivers                  0.83%        0.81%     0.77%     0.77%      0.78%     0.80%    0.84%     0.82%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  6.99%        6.17%     6.44%     6.11%      6.25%     6.28%    7.36%     7.31%/2/
 Before
  advisory/administration
  fee waivers                  6.74%        5.95%     6.24%     5.89%      6.21%     6.28%    7.32%     7.29%/2/
 PORTFOLIO TURNOVER RATE        428%         638%      203%       61%        72%       56%      38%       18%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratio would have been 0.92% for the period ended
  September 30, 1997. For the periods prior to September 30, 1997, interest in-come was presented net of interest expense.

                                      11.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       INTERNATIONAL BOND PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                                                  6/10/96/1/
                                                       YEAR ENDED  THROUGH
                                                        9/30/97    9/30/96
NET ASSET VALUE AT BEGINNING OF PERIOD                  $ 11.71    $ 11.37
                                                        -------    -------
Income from investment operations
 Net investment income                                     0.78       0.21
 Net gain (loss) on investments (both realized and
  unrealized)                                              0.42       0.30
                                                        -------    -------
  Total from investment operations                         1.20       0.51
                                                        -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment income                 (1.47)     (0.17)
 Distributions from net realized capital gains            (0.49)       - -
                                                        -------    -------
  Total distributions                                     (1.96)     (0.17)
                                                        -------    -------
NET ASSET VALUE AT END OF PERIOD                        $ 10.95    $ 11.71
                                                        =======    =======
Total return                                              11.59%      4.48%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)             $43,310    $30,882
 Ratios of expenses to average net assets
 After advisory/administration fee waivers                 0.98%      0.92%/2/
 Before advisory/administration fee waivers                1.08%      1.32%/2/
 Ratios of net investment income to average net assets
 After advisory/administration fee waivers                 5.28%      6.28%/2/
 Before advisory/administration fee waivers                5.18%      5.88%/2/
PORTFOLIO TURNOVER RATE                                     272%       108%

1Commencement of operations of share class.
2Annualized.

                                      12.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                                     FOR THE
                                                                      PERIOD
                                YEAR     YEAR     YEAR     YEAR     1/21/93/1/
                                ENDED    ENDED    ENDED    ENDED     THROUGH
                               9/30/97  9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $10.84   $10.61   $10.04   $11.31      $10.61
                               ------   ------   ------   ------      ------
Income from investment
 operations
 Net investment income           0.56     0.49     0.53     0.53        0.42
 Net gain (loss) on
  investments (both realized
  and unrealized)                0.51     0.28     0.59    (0.93)       0.70
                               ------   ------   ------   ------      ------
 Total from investment
  operations                     1.07     0.77     1.12    (0.40)       1.12
                               ------   ------   ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             (0.57)   (0.54)   (0.53)   (0.53)      (0.42)
 Distributions from net
  realized capital gains          - -      - -    (0.02)   (0.34)        - -
                               ------   ------   ------   ------      ------
 Total distributions            (0.57)   (0.54)   (0.55)   (0.87)      (0.42)
                               ------   ------   ------   ------      ------
NET ASSET VALUE AT END OF
 PERIOD                        $11.34   $10.84   $10.61   $10.04      $11.31
                               ======   ======   ======   ======      ======
Total return                    10.09%    7.45%   11.54%   (3.77)%     10.72%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $9,419   $8,350   $  271   $  132      $  675
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                        0.55%    0.55%    0.52%    0.50%       0.50%/2/
 Before
  advisory/administration fee
  waivers                        0.90%    0.89%    1.30%    1.73%       1.28%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                        5.07%    5.10%    5.19%    4.97%       5.14%/2/
 Before
  advisory/administration fee
  waivers                        4.72%    4.78%    4.41%    3.74%       4.36%/2/
PORTFOLIO TURNOVER RATE           262%     268%      92%      40%         71%

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                                     FOR THE
                                                                      PERIOD
                                YEAR     YEAR     YEAR     YEAR     12/1/92/1/
                                ENDED    ENDED    ENDED    ENDED     THROUGH
                               9/30/97  9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $10.44   $10.33   $ 9.82   $10.70      $10.00
                               ------   ------   ------   ------      ------
Income from investment
 operations
 Net investment income           0.53     0.52     0.52     0.53        0.39
 Net gain (loss) on
  investments (both realized
  and unrealized)                0.33     0.12     0.51    (0.85)       0.73
                               ------   ------   ------   ------      ------
 Total from investment
  operations                     0.86     0.64     1.03    (0.32)       1.12
                               ------   ------   ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             (0.53)   (0.53)   (0.52)   (0.53)      (0.39)
 Distributions from net
  realized capital gains          - -      - -      - -    (0.03)      (0.03)
                               ------   ------   ------   ------      ------
 Total distributions            (0.53)   (0.53)   (0.52)   (0.56)      (0.42)
                               ------   ------   ------   ------      ------
NET ASSET VALUE AT END OF
 PERIOD                        $10.77   $10.44   $10.33   $ 9.82      $10.70
                               ======   ======   ======   ======      ======
Total return                     8.43%    6.29%   10.81%   (2.96)%     11.69%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $5,108   $3,609   $2,092   $  639      $  256
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                        0.55%    0.55%    0.52%    0.39%       0.09%/2/
 Before
  advisory/administration fee
  waivers                        0.86%    0.85%    0.84%    0.99%       0.97%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                        4.97%    5.01%    5.23%    5.27%       5.19%/2/
 Before
  advisory/administration fee
  waivers                        4.66%    4.72%    4.91%    4.67%       4.31%/2/
PORTFOLIO TURNOVER RATE            97%     119%      66%      30%         40%

/1/Commencement of operations of share class.
/2/Annualized.


                                      13.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                                                     FOR THE
                                                                      PERIOD
                                YEAR     YEAR     YEAR     YEAR     12/1/92/1/
                                ENDED    ENDED    ENDED    ENDED     THROUGH
                               9/30/97  9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $10.15   $10.05   $ 9.60   $10.53      $10.00
                               ------   ------   ------   ------      ------
Income from investment
 operations
 Net investment income           0.51     0.50     0.55     0.53        0.36
 Net gain (loss) on
  investments (both realized
  and unrealized)                0.34     0.10     0.45    (0.91)       0.53
                               ------   ------   ------   ------      ------
 Total from investment
  operations                     0.85     0.60     1.00    (0.38)       0.89
                               ------   ------   ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             (0.50)   (0.50)   (0.55)   (0.53)      (0.36)
 Distributions from net
  realized capital gains          - -      - -      - -    (0.02)        - -
                               ------   ------   ------   ------      ------
 Total distributions            (0.50)   (0.50)   (0.55)   (0.55)      (0.36)
                               ------   ------   ------   ------      ------
NET ASSET VALUE AT END OF
 PERIOD                        $10.50   $10.15   $10.05   $ 9.60      $10.53
                               ======   ======   ======   ======      ======
Total return                     8.53%    6.12%   10.75%   (3.75)%      9.10%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $  928   $  409   $  200   $  127      $1,676
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                        0.55%    0.51%    0.12%    0.10%       0.08%/2/
 Before
  advisory/administration fee
  waivers                        1.06%    1.10%    1.19%    1.49%       2.59%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                        4.80%    4.96%    5.61%    5.16%       4.99%/2/
 Before
  advisory/administration fee
  waivers                        4.29%    4.37%    4.54%    3.77%       2.48%/2/
PORTFOLIO TURNOVER RATE            87%     136%      63%      61%         36%

/1/Commencement of operations of share class.
/2/Annualized.

                                      14.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

               The Bond Portfolios of BLACKROCK FUNDS consist of 11 investment portfolios that provide investors with a broad spectrum of in-vestment alternatives within the fixed income sector. Seven of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

               In certain investment cycles and over certain holding periods, a fund that invests in any one of these styles may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the investor's goals and sentiments.

                    PORTFOLIO                   INVESTMENT OBJECTIVE
            Low Duration Bond          To realize a rate of return that
                                       exceeds the total return of the
                                       Merrill Lynch 1-3 Year Treasury Index.

            Intermediate Government    To seek current income consistent with
             Bond, Intermediate Bond,  the preservation of capital.
             Managed Income and
             International Bond

            Core Bond                  To realize a total rate of return that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Index.


            Tax-Free Income,           To seek as high a level of current
             Pennsylvania Tax-Free     income exempt from Federal income tax
             Income, New Jersey Tax-   and, to the extent possible for each
             Free Income and Ohio      State-Specific Tax-Free Portfolio,
             Tax-Free Income           income tax of the specific state in
                                       which the Portfolio concentrates, as
                                       is consistent with preservation of
                                       capital.

                                      15.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                          DOLLAR-
                                         WEIGHTED
                                          AVERAGE                                MIN
                    PERFORMANCE          MATURITY          CREDIT QUALITY      CREDIT
  PORTFOLIO          BENCHMARK*       (APPROXIMATE)**      CONCENTRATION       QUALITY
Low Duration      Merrill 1-3 Year       3-5 Years        Investment Grade        B
 Bond              Treasury Index                             Spectrum
Intermediate      Lehman Brothers       5-10 Years          Gov't/Agency         AAA
 Gov't Bond      Intermediate Gov't
                       Index
Intermediate      Lehman Brothers       5-10 Years        Investment Grade       BBB
 Bond               Intermediate                              Spectrum
                  Gov't/Corp Index
Core Bond         Lehman Aggregate      5-10 Years        Investment Grade       BBB
                       Index                                  Spectrum
Managed           Lehman Aggregate      5-10 Years        Investment Grade       BBB
 Income                Index                                  Spectrum
International     Salomon Non-U.S.      5-15 Years            AA, AAA,           BBB
 Bond               Hedged World                            Gov't/Agency
               Government Bond Index
Tax-Free       Lehman Municipal Bond    10-15 Years       Investment Grade       BBB
 Income                Index                                  Spectrum
PA Tax-Free    Lehman Local GO Index    10-15 Years       Investment Grade       BBB
 Income                                                       Spectrum
NJ Tax-Free    Lehman Local GO Index    10-15 Years       Investment Grade       BBB
 Income                                                       Spectrum
OH Tax-Free    Lehman Local GO Index    10-15 Years       Investment Grade       BBB
 Income                                                       Spectrum

 * For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.
** The Portfolios' sub-adviser will normally attempt to structure the Portfo-lios to have comparable durations to the benchmarks. Duration, which mea-sures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

                                      16.

--------------------------------------------------------------------------------
WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIOS?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio, according to the following designations:

  Yes:The Portfolio will hold a significant concentration of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under nor-mal market conditions is not expected to do so.

  No:The Portfolio may not purchase these securities.

                                                       NON                               FOREIGN
                                                     AGENCY/                           SECURITIES/
                                             AGENCY COMMERCIAL              HIGH YIELD  CURRENCY
                         TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/ SECURITIES    RISK     MUNICIPALS
Low Duration Bond           Yes       Yes     Yes     Elig.    Elig. Elig.    Elig.       Elig.      Elig.
Intermediate Gov't Bond     Yes       Yes     Yes     Elig.     Yes  Elig.      No         No        Elig.
Intermediate Bond           Yes       Yes     Yes     Elig.     Yes   Yes       No         No        Elig.
Core Bond                   Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.      Elig.
Managed Income              Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.      Elig.
International Bond         Elig.     Elig.   Elig.    Elig.    Elig. Elig.      No         Yes       Elig.
Tax-Free Income            Temp.       No      No       No      No     No       No         No         Yes
PA Tax-Free Income         Temp.       No      No       No      No     No       No         No         Yes
NJ Tax-Free Income         Temp.       No      No       No      No     No       No         No         Yes
OH Tax Free Income         Temp.       No      No       No      No     No       No         No         Yes

/1/MBS = mortgage-backed securities
/2/ABS = asset-backed securities

                                      17.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio (as defined below), invest less than 80% of its net assets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securi-ties) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be in-vested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities).

The investment limitations stated above are applied at the time investment se-curities are purchased.


                                      18.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Intermediate Government Bond Portfolio will be rated in the highest rating category at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-ad-viser. Securities acquired by the other Portfolios except the Low Duration Bond Portfolio will be rated investment grade at the time of purchase (within the four highest rating categories by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P are generally considered to be investment grade although they have speculative characteristics. If a security's rating is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security. The Low Duration Bond Portfolio may invest up to 20% of its assets in non-investment grade fixed-income or convertible securities with a minimum rating of "B". See "High Yield Securities" below.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Intermediate Government Bond Portfolio will invest at least 65% of its total assets in obligations is-sued or guaranteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements during normal market conditions. Under normal market conditions, the International Bond Portfolio will invest at least 65% of its total assets in the debt obligations of foreign issuers located in at least three different foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jersey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (to-gether with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfo-lios") will invest, during normal market conditions, at least 80% of their net assets in obligations issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities the interest on which is exempt from regular Federal in-come tax and is not an item of tax preference for purposes of the Federal al-ternative minimum tax ("Municipal Obligations"). In addition, each State-Spe-cific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Tax-Free Income Portfolio intends to invest no more than 25% of its net assets in Municipal Obligations of is-suers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in securities that are not Munici-pal Obligations and may hold without limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. Each of the Managed Income and Core Bond Portfolios may invest up to 10% of its total assets and the Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, each Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under "Interest Rate and Currency Transactions" and "Options and Futures Contracts." Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of

                                      19.

--------------------------------------------------------------------------------
funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary pol-icies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's op-erations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial report-ing requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Ac-cordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and reg-ulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Because the securities markets in these countries are highly developed, the In-ternational Bond Portfolio may invest more that 25% of its total assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. Investments of 25% or more of the Portfolio's total assets in a par-ticular country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

To maintain greater flexibility, a Portfolio may invest in instruments which have the characteristics of futures contracts. These instruments may take a va-riety of forms, such as debt securities with interest or principal payments de-termined by reference to the value of a currency or commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including volatility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

HIGH YIELD SECURITIES. The Low Duration Bond Portfolio may invest in non-in-vestment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds" when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market conditions, no more than 20% of its total assets are invested in non-investment grade debt securities, and such securities are rated "B" or higher at the time of purchase by at least one major rating agen-cy.

While generally providing greater income and opportunity for gain, non-invest-ment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's) or will be non-rated. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

                                      20.

--------------------------------------------------------------------------------

While the market values of high yield securities tend to react less to fluctua-tions in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Investors in high yield securities have a lower degree of protec-tion with respect to principal and interest payments then do investors in higher rated securities due to the reduced creditworthiness of high yield is-suers. During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may ex-perience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also dis-rupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek re-covery of its investment.

The secondary markets for high yield securities are not as liquid as the sec-ondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and partici-pants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, due to the market's relative youth and growth the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. In addition, the high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory devel-opments. These developments could adversely affect a Portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and li-quidity of outstanding high yield securities, especially in a thinly traded market.

The Low Duration Bond Portfolio may invest in securities rated "B" and above or determined by the sub-adviser to be of comparable quality. Securities which are rated "BB" by S&P and "Ba" by Moody's have speculative characteristics with re-spect to capacity to pay interest and repay principal. Securities which are rated "B" generally lack characteristics of a desirable investment and assur-ance of interest and principal payments over any long period of time may be small. For a description of securities ratings, see Appendix A in the Statement of Additional Information. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and principal. In the event that a Portfolio investing in high yield securities experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based. The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs. For more information regarding non-investment grade securities, see "Investment Poli-cies--Non-Investment Grade Securities" in the Statement of Additional Information.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


                                      21.

--------------------------------------------------------------------------------
Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its assets in Municipal Obligations the in-terest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. The Tax-Free Portfolios may also invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Tax-Free Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

                                      22.

--------------------------------------------------------------------------------

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes hav-ing an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are con-verted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and gener-ally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the pur-chaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. There-fore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of a Portfolio, the ma-turity of mortgage-related and other asset-backed securities held by the Port-folio will be based on estimates of average life which take prepayments into account. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

The Portfolios may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities contain-ing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible

                                      23.

--------------------------------------------------------------------------------

that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Se-curities Corp. or its affiliates.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments. Additionally, current federal tax law requires the holder of certain zero coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated in-vestment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvanta-geous circumstances in order to generate cash to satisfy these distribution re-quirements. See "How Are Fund Distributions Taxed?"

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios (except the Tax-Free Portfolios) may invest in debt obligations of domestic or foreign corporations and banks, and may acquire com-mercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obliga-tions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by gov-ernment regulation. The Portfolios may also make interest-bearing savings de-posits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instru-

24.

--------------------------------------------------------------------------------
mentality. No assurance can be given that the U.S. Government will provide fi-nancial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration manage-ment technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a fu-ture date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctuations, the Inter-national Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or re-ceive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write (i.e., sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative, or, with respect to the International Bond Portfolio, cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices or the yield differential between two securities, or, in the case of the International Bond Portfolio, foreign currencies, and may or may not be listed on a securi-ties exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (mea-sured at the time an option is written). Options trading is a highly special-ized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered in to for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in

                                      25.

-------------------------------------------------------------------------------
order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctu-ation. A Portfolio may do so either to hedge the value of its securities port-folio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by a Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insur-ance companies. Under these contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance com-pany then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Se-curities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of in-terest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Port-folio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

                                      26.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios (except the Tax-Free Portfolios) may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the trans-action. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obli-gated to repurchase and that the securities may not be returned to the Portfo-lio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, to-gether with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' sub-adviser that an adequate trading market exists for the securities. This invest-ment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninter-ested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

                                      27.

--------------------------------------------------------------------------------

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the per-formance would have been without the use of dollar rolls. At the time a Portfo-lio enters into a dollar roll transaction, it will place in a segregated ac-count maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including ac-crued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse re-purchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully em-ployed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., 100% or more) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing inter-est rates. Fixed income securities with longer maturities, which tend to pro-duce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolios' sub-adviser will normally attempt to structure each Portfolio to have a comparable duration to its benchmark as stated in that section, there can be no assurance that it will be able to do so at all times.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in State-Spe-cific Obligations raises special investment considerations. In particular, changes in the economic condition and governmental policies of a state and its political subdivi-

                                      28.

--------------------------------------------------------------------------------
sions could adversely affect the value of a Portfolio's shares. Certain matters relating to the states in which the State-Specific Tax-Free Portfolios invest are described below. For further information, see "Special Considerations Re-garding State-Specific Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following five years. As of June 30, 1996, the General Fund had a surplus of $635.2 million. A relatively high proportion of persons 65 and older in the Commonwealth, court ordered increases in healthcare reimbursement rates and higher correctional program costs place increased pressures on the tax resources of the Common-wealth and its municipalities. The Commonwealth's debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last six years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unem-ployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Spe-cific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

                                      29.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------
BOARD OF          The business and affairs of the Fund are managed under the
TRUSTEES          direction of its Board of Trustees. The following persons
                  currently serve on the Board:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Global Wireless.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                 Anthony M. Santomero--Professor of Finance and Director of the Financial Institutional Center, The Wharton School, University of Pennsylvania.

                 David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND
SUB-ADVISER       The Adviser to the BlackRock Funds is BlackRock, Inc. Each of
                  the Portfolios within the BlackRock Funds family is managed by a specialized portfolio manager who is a member of Black-
                  Rock, Inc.'s fixed income portfolio management affiliate, BlackRock Financial Management, Inc. ("BlackRock"). BlackRock has its primary offices at 345 Park Avenue, New York, New
                  York 10154.

                  The Portfolios and their portfolio managers are as follows:

 BLACKROCK FUNDS PORTFOLIO                 PORTFOLIO MANAGER
 -------------------------                 -----------------
Low Duration Bond             Robert S. Kapito; Vice Chairman of
                              BlackRock since 1988; Portfolio co-manager
                              since its inception.
                              Scott Amero; Managing Director of BlackRock
                              since 1990; Portfolio co-manager since its
                              inception.
                              Jody Kochansky; Vice President of BlackRock
                              since 1992; Portfolio co-manager since
                              1995.
Intermediate Government Bond  Robert S. Kapito and Scott Amero (see
                              above) and Michael P. Lustig; Mr. Lustig
                              has been Vice President of BlackRock since
                              1989; Messrs. Kapito, Lustig and Amero have
                              been Portfolio co-managers since 1995.
Intermediate Bond             Robert S. Kapito, Michael P. Lustig and
                              Scott Amero (see above); Messrs. Kapito,
                              Lustig and Amero have been Portfolio co-
                              managers since 1995.
Core Bond                     Keith Anderson; Managing Director of
                              BlackRock since 1988; Portfolio co-manager
                              since June 1997.
                              Robert Michele, CFA; Managing Director of
                              BlackRock since 1996; Director and head of
                              U.S. Fixed Income Investments at CS First
                              Boston Investment Management Corporation
                              from 1993 to 1995; From 1985-1993, he
                              served as Deputy Manager and Senior
                              Portfolio Manager at Brown Brothers
                              Harriman & Co.; Portfolio co-manager since
                              June 1997.

                                      30.

--------------------------------------------------------------------------------

 BLACKROCK FUNDS PORTFOLIO                 PORTFOLIO MANAGER
 -------------------------                 -----------------
Managed Income                Keith Anderson (see above); Portfolio co-
                              manager since June 1997.
                              Robert Michele (see above); Portfolio co-
                              manager since June 1997.
International Bond            Andrew Gordon; Portfolio manager at
                              BlackRock since 1996; responsible for non-
                              dollar research at Barclay Investments from
                              1994 to 1996 and at CS First Boston from
                              1986 to 1994; Portfolio manager since
                              January 1997.
Tax-Free Income               Kevin Klingert; Portfolio manager at
                              BlackRock since 1991; prior to joining
                              BlackRock, Assistant Vice President,
                              Merrill, Lynch, Pierce, Fenner & Smith;
                              Portfolio manager since 1995.
Pennsylvania Tax-Free Income  Kevin Klingert (see above); Portfolio manager since 1995.
New Jersey Tax-Free Income    Kevin Klingert (see above); Portfolio
                              manager since 1995.
Ohio Tax-Free Income          Kevin Klingert (see above); Portfolio
                              manager since 1995.


                                      31.

-------------------------------------------------------------------------------

                 BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) was organized in 1994 to perform advisory services for in-vestment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                 As adviser, BlackRock, Inc. is responsible for the overall investment management of the Portfolios. As sub-adviser, BlackRock Financial Management is responsible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Portfolios. BlackRock Financial Management also provides research and credit analysis.

                 THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

                 . BlackRock Financial Management, Inc.: Domestic and non-
                  dollar fixed income.

                 . PNC Equity Advisors: Growth equity.

                 . Provident Capital Management: Value equity.

                 . CastleInternational Asset Management: International
                  equity.

                 . PIMC: Money market.

                 For their investment advisory and sub-advisory services, BlackRock, Inc. and the Portfolios' sub-adviser are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfo-lios?", with respect to certain Portfolios, BlackRock, Inc. and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock, Inc., and do not represent an extra charge to the Portfolios.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                          EACH PORTFOLIO
                                     EXCEPT THE INTERNATIONAL
                                          BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                                     ------------------------- ----------------------------------
               AVERAGE DAILY NET      INVESTMENT  SUB-ADVISORY   INVESTMENT         SUB-ADVISORY
                    ASSETS           ADVISORY FEE     FEE       ADVISORY FEE            FEE
            first $1 billion             .500%        .350%       .550%               .400%
            $1 billion--$2 billion       .450         .300        .500                .350
            $2 billion--$3 billion       .425         .275        .475                .325
            greater than $3 billion      .400         .250        .450                .300

                 For the twelve months ended September 30, 1997, the Portfo-lios paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net as-sets) after voluntary fee waivers: Intermediate Government Bond Portfolio, .30%; Intermediate Bond Portfolio, .30%; Managed Income Portfolio, .35%; Tax-Free Income Portfolio, .28%; Pennsylvania Tax-Free Income Portfolio, .29%; Ohio Tax-Free Income Portfolio, .09%; Low Duration Bond Portfo-lio, .27%; Core Bond Portfolio, .26%; New Jersey Tax-Free Income Portfolio, .29%; and the International Bond Portfo-lio, .56%.

                 The Portfolios' sub-adviser strives to achieve best execu-tion on all transactions. Infrequently, brokerage transac-tions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with the Fund's distributor, subject to the requirements of best execution.

                                      32.

--------------------------------------------------------------------------------

ADMINISTRATORS
               BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distributors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-ad-ministrators. BlackRock, Inc. and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net assets and .065% of the av-erage daily net assets of each Portfolio in excess of $1 bil-lion and (ii) .115% of the first $500 million of the average daily net assets allocated to Institutional Shares of each Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the average daily net assets allocated to Institutional Shares of each Portfolio in excess of $1 bil-lion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.

               For information about the operating expenses the Portfolios paid for the most recent fiscal period, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER
AGENT,         PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND       Street, Philadelphia, Pennsylvania 19103, serves as the Portfo-
DISBURSING     lios' custodian and PFPC, whose principal offices are located
AGENT AND      at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as
CUSTODIAN      their transfer agent and dividend disbursing agent.

EXPENSES
               Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to BlackRock, Inc. and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional informa-tion and of printing and distributing prospectuses and state-ments of additional information to existing shareholders, ex-penses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of in-dependent pricing services, and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general ex-penses of the Fund that do not belong to a particular invest-ment portfolio will be allocated among all investment portfo-lios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      33.

-------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
-------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support ac-tivities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promo-tions in which participants may receive reimbursement of expenses, entertain-ment and prizes such as travel awards, merchandise and cash. For further in-formation, see "Investment Advisory, Administration, Distribution and Servic-ing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Re-serve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are per-missible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for institutions is $5,000. There is no minimum subsequent investment require-ment. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Institutional Shares and may suspend and resume the sale of shares of any Portfolio at any time.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days af-ter receiving a redemp-

                                      34.

--------------------------------------------------------------------------------

tion order if, in the judgment of BlackRock, Inc., an earlier payment could ad-versely affect a Portfolio. No charge for wiring redemption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

Shares of the Portfolios may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding pur-chases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and condi-tions.

                                      35.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of each Port-folio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Institutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of Institutional Shares of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Portfolio declares a dividend each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in Federal funds) on the first Business day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolios' net investment income will be declared as dividends. the amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

                                      36.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum tax. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corpo-rate and non-corporate taxpayers in determining alternative minimum tax liabil-ity. Second, "exempt interest dividends" must be taken into account by corpo-rate taxpayers in determining certain adjustments for alternative minimum tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Any loss upon the sale or ex-change of shares held for six months or less will be disallowed for Federal in-come tax purposes to the extent of any exempt interest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be dis-allowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such dividends actually may have been sub-ject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders.

                                      37.

-------------------------------------------------------------------------------
The Portfolio intends to make this election. As a result, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' in-come pro rata (in addition to taxable distributions actually received by them), and each shareholder generally will be entitled either (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabili-ties, or (b) if a shareholder itemizes deductions, to deduct such proportion-ate amounts from U.S. income, should the shareholder so choose.

TAX TREATMENT OF CERTAIN SECURITIES. A Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such bond imme-diately after it was acquired) if the Portfolio elects to accrue market dis-count on a current basis. In addition, income may continue to accrue for fed-eral income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Portfolio, such Port-folio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction or any interest expenses incurred to purchase or hold such bond may be deferred until such bond is sold or other-wise disposed.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition,shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of in-vesting in a Portfolio. For additional information concerning the tax treat-ment of dividends and distributions by the states listed below, including cer-tain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Information.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania State-Specific Obligations is not taxable to individuals, estates or trusts under the Personal Income Tax; to corporations under the Corporate Net Income Tax; nor to individuals under the Philadelphia School District Net In-vestment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other disposition by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Cor-porate Net Income Tax but such income is not taxable under the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania State-Specific Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Cor-porate Net Income Tax. Such gain may also be subject to the School District Tax, except that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or in-terest and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Cor-porate Capital Stock/Foreign Franchise Tax.)

                                      38.

--------------------------------------------------------------------------------

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that the New Jersey Tax-Free Income Portfolio will qualify as a "qualified investment fund" and as a result, substantially all distributions paid by the New Jersey Tax-Free Income Portfo-lio will not be subject to the New Jersey personal income tax. A qualified in-vestment fund is an investment company or trust registered with the Securities and Exchange Commission, or any series of such investment company or trust, which for the calendar year in which the distribution is paid: (a) has no in-vestments other than interest-bearing obligations, obligations issued at a dis-count, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and (b) has at least 80% of the aggregate principal amount of all of its investments, excluding financial options, futures, forward con-tracts, or other similar financial instruments related to interest-bearing ob-ligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by the regulated investment company rules of the Code, cash and cash items, which cash items shall include receiv-ables, in New Jersey State-Specific Obligations or U.S. Government Obligations.

In accordance with New Jersey law as currently in effect, distributions paid by a qualified investment fund are excluded from personal income tax to the extent that the distributions are attributable to interest or gains from New Jersey State-Specific Obligations or to interest or gains from direct U.S. Government Obligations. New Jersey State-Specific Obligations are obligations issued by or on behalf of New Jersey or any county, municipality, or other political subdi-vision of New Jersey. U.S. Government Obligations are obligations which are statutorily free from tax under the laws of the United States. Distributions by a qualified investment fund from most other sources will be subject to the New Jersey personal income tax. Shares of the New Jersey Tax-Free Income Portfolio are not subject to property taxation by New Jersey.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Govern-ment, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States) Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly at-tributable to interest on Ohio State-Specific Obligations or the U.S. obliga-tions described above, provided, in the case of U.S. territorial obligations, such interest is excluded from gross income for federal income tax purposes. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, ex-change or other disposition of Ohio State-Specific Obligations will not be sub-ject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio cor-poration franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax. This discussion of Ohio taxes assumes that the Ohio Tax-Free Income Portfolio will continue to qualify as a regulated investment company as defined in the Code and that at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio State-Specific Obligations or similar obligations of other states or their subdivisions.

                                      39.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. In addition, the Low Duration Bond, Core Bond and Intermediate Bond Portfolios offer a sixth share class - BlackRock Shares. This prospectus relates only to Institutional Shares of the Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. Be-cause of these "class expenses" and sales charges, the performance of the BlackRock Shares of a Portfolio is expected to be no less than the performance of the Portfolio's Institutional Shares, the performance of both the BlackRock Shares and Institutional Shares of a Portfolio is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of the BlackRock Shares, Institutional Shares and Service Shares of a Portfolio is ex-pected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its BlackRock, Insti-tutional and Service Shares, including an automatic investment plan and an au-tomatic withdrawal plan. For further information regarding the Fund's Service, Investor and BlackRock Share classes, contact PFPC at (800) 441-7764 (Service and BlackRock Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                      40.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for Institutional Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of a Portfolio over the measur-ing period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The yield of Institutional Shares is computed by dividing the Portfolio's net income per share allocated to its Institutional Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a Portfolio's Institu-tional Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associ-ates and the Lehman Government Corporate Bond Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evalua-tions of the Portfolios and their Institutional Shares published by nationally recognized ranking services, and information as reported in financial publica-tions such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publi-cations of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the com-pounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Institutional Shares will not be included in the Portfolio performance calcula-tions.

                                      41.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

                   CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      42.

--------------------------------------------------------------------------------
                                   APPENDIX A

       BLACKROCK                  PERFORMANCE
       PORTFOLIO                   BENCHMARK                                DESCRIPTION
Low Duration Bond        Merrill 1-3 Year              Treasuries with maturities ranging from 1 to 2.99
                         Treasury Index                years
Intermediate Government  Lehman Brothers               Treasury and agency issues in the Lehman Aggregate,
Bond                     Intermediate Government Index excluding maturities above 9.99 years
Intermediate Bond        Lehman Brothers               Treasury, agency and corporate issues in the Lehman
                         Intermediate Gov't/Corp Index Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate Index        The Lehman Aggregate contains issues that meet the
                                                       following criteria:
                                                       . At least $100 million par amount outstanding for
                                                         entry and exit
                                                       . Rated investment grade (at least Baa-3) by Moody's
                                                         or S&P (if not rated by Moody's)
                                                       . At least one year at maturity
                                                       . Coupon must have a fixed rate
                                                       . Excludes CMOs, ARMs, manufactured homes, non-
                                                         agency bonds, buydowns, graduated equity
                                                         mortgages, project loans and non-conforming
                                                         ("jumbo") mortgages
                                                       . As of January 20, 1998, the composition of the
                                                         Lehman Brothers Aggregate Index is:
                                                       58% allocation to Treasury and government securities
                                                       15% allocation to mortgage-backed securities
                                                       27% allocation to corporate and asset-backed
                                                       securities
Managed Income           Lehman Aggregate Index        The Lehman Aggregate contains issues that meet the
                                                       following criteria:
                                                       . At least $100 million par amount outstanding for
                                                         entry and exit
                                                       . Rated investment grade (at least Baa-3) by Moody's
                                                         or S&P (if not rated by Moody's)
                                                       . At least one year to maturity
                                                       . Coupon must have a fixed rate
                                                       . Excludes CMOs, ARMs, manufactured homes, non-
                                                         agency bonds, buydowns, graduated equity
                                                         mortgages, project loans and non-conforming
                                                         ("jumbo") mortgages
                                                       . As of January 20, 1998, the composition of the
                                                         Lehman Brothers Aggregate Index is:
                                                       58% allocation to Treasury and government securities
                                                       15% allocation to mortgage-backed securities
                                                       27% allocation to corporate and asset-backed
                                                       securities
International Bond       Salomon Non-U.S.              A market-capitalization weighted benchmark that
                         Hedged World                  tracks the performance of the 13 Government bond
                         Government Bond Index         markets of Australia, Austria, Belgium, Canada,
                                                       Denmark, France, Germany, Italy, Japan, the
                                                       Netherlands, Spain, Sweden and the United Kingdom.
                                                       The currency-hedged return is computed by using a
                                                       rolling one-month forward exchange contract as a
                                                       hedging instrument.
Tax-Free Income          Lehman Municipal              All of the bonds in the following Municipal Indices
                         Bond Index                    possess the following characteristics:
                                                       . A minimum credit rating of Baa-3
                                                       . Outstanding par value of at least $3 million
                                                       .Must be issued as part of a deal of at least $50
                                                       million
                                                       . Individual bonds must have been issued within the
                                                         last 5 years
                                                       . Remaining maturity of not less than one year
                                                       Excludes bonds subject to the alternative minimum
                                                       tax (AMT), taxable municipal bonds, and floating-
                                                       rate or zero coupon municipal bonds
Pennsylvania Tax-Free    Lehman Local GO Index         Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index         Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index         Local general obligation bonds

                                      43.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style.SM

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity
                                        Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
                                        International Emerging Markets
    Mid-Cap Value Equity

    Small Cap Growth Equity             International Small Cap Equity
                                        Index Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                         January 28, 1998
-------------------------------------------------------------------------------
THE BOND PORTFOLIOS SERVICE SHARES
-------------------------------------------------------------------------------

                                                                          PAGE
ASKING THE  What Are The Expenses Of The Portfolios?.....................   4
KEY         What Are The Portfolios' Financial Highlights?...............   7
QUESTIONS   What Are The Portfolios?.....................................  16
            What Are The Differences Among The Portfolios?...............  17
            What Types of Securities Are In The Portfolios?..............  17
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  18
            What Additional Investment Policies And Risks Apply?.........  19
            Who Manages The Fund?........................................  30
            How Are Shares Purchased And Redeemed?.......................  34
            What Special Purchase And Redemption Procedures May Apply?...  36
            How Is Net Asset Value Calculated?...........................  38
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  38
            How Are Fund Distributions Taxed?............................  39
            How Is the Fund Organized?...................................  42
            How Is Performance Calculated?...............................  43
            How Can I Get More Information?..............................  44

             This Prospectus sets forth concisely information about the BlackRock Funds SM (the "Fund") bond Portfolios that a prospec-tive investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling
             (800) 441-7764. The Statement of Additional Information, as sup-plemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other infor-mation regarding the Fund that has been filed with the SEC.

             SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                      2.

--------------------------------------------------------------------------------

THE BOND PORTFOLIOS OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND family consists of 32 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock FundsSM.

               The Bond Portfolios of BLACKROCK FUNDS consist of 11 investment portfolios (the "Portfolios") that provide investors with a broad spectrum of investment alternatives within the fixed in-come sector. Seven of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. All Portfolios except the Government Income Portfolio offer Service Shares. A detailed description of each Portfolio begins on page 16.

               BLACKROCK         PERFORMANCE          LIPPER PEER GROUP
               PORTFOLIO         BENCHMARK
               LOW DURATION      Merrill 1-3          Short-Intermediate
                BOND              Year Treasury        Investment Grade Debt
                                  Index
               INTERMEDIATE      Lehman Brothers      Intermediate U.S.
                GOVERNMENT        Intermediate         Government
                BOND              Government
                                  Index
               INTERMEDIATE      Lehman Brothers      Intermediate Investment
                BOND              Intermediate         Grade Debt
                                  Government/Corporate
                                  Index
               CORE BOND          Lehman              Intermediate Investment
                                  Aggregate             Grade Debt
                                  Index
               MANAGED INCOME    Lehman               Corporate Debt A-Rated
                                  Aggregate
                                  Index
               INTERNATIONAL     Salomon Non-         International Income
                BOND              U.S. Hedged
                                  World
                                  Government
                                  Bond Index
               TAX-FREE          Lehman               General Municipal Debt
                INCOME            Municipal Bond
                                  Index
               PA TAX-FREE       Lehman Local GO      PA Municipal Debt
                INCOME            Index
               NJ TAX-FREE       Lehman Local GO      NJ Municipal Debt
                INCOME            Index
               OH TAX FREE       Lehman Local GO      OH Municipal Debt
                INCOME            Index

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Portfolios. We
BLACKROCK      intend this document to be an effective tool as you explore
BOND           different directions in fixed income investing.
PORTFOLIOS

CONSIDERING
THE RISKS IN   There can be no assurance that any mutual fund will achieve its
BOND           investment objective. Some or all of the Portfolios may pur-
INVESTING      chase mortgage-related, asset-backed, foreign, high yield and illiquid securities; enter into repurchase and reverse repur-chase agreements and engage in leveraging, which is a specula-tive technique; lend portfolio securities to third parties; and enter into futures contracts and options. Each of the Pennsyl-vania, New Jersey and Ohio Tax-Free Income Portfolios (the
               "State-Specific Tax-Free Portfolios") concentrates in the secu-rities of issuers located in a particular state, and is non-diversified, which means that its performance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What
               Additional Investment Policies And Risks Apply?" The Low Dura-tion Bond Portfolio invests in high yield securities which are considered high risk securities. See "What Additional Invest-ment Policies And Risks Apply?--High Yield Securities."

               For information on how to purchase and redeem shares of the
INVESTING IN   Portfolios, see "How Are Shares Purchased And Redeemed?" and
THE            "What Special Purchase And Redemption Procedures May Apply?"
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Service Shares of the Portfolios after fee waivers for the fiscal period ended September 30, 1997 as a percentage of average daily net assets. The figures shown for the In-termediate Government Bond, Intermediate Bond, Managed Income, International, Tax-Free Income, Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfo-lios have been restated to reflect current expenses and fee waivers. An example based on the summary is also shown.

                                             LOW     INTERMEDIATE
                                           DURATION   GOVERNMENT  INTERMEDIATE
                                             BOND        BOND         BOND
                                          PORTFOLIO   PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)          .22%         .30%         .27%
Other operating expenses                        .63          .60          .63
                                               -----       ------       ------
 Administration fees (after fee
  waivers)(/1/)                            .22         .18          .22
 Shareholder servicing fees                .15         .15          .15
 Other expenses                            .26         .27          .26
                                          ----       -----        -----
Total Portfolio operating expenses
 (after fee waivers)(/1/)                       .85%         .90%         .90%
                                               =====       ======       ======

                                             CORE      MANAGED
                                             BOND       INCOME
                                          PORTFOLIO   PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)          .22%         .35%
Other operating expenses                        .63          .60
                                               -----       ------
 Administration fees (after fee
  waivers)(/1/)                            .22         .21
 Shareholder servicing fees                .15         .15
 Other expenses                            .26         .24
                                          ----       -----
Total Portfolio operating expenses
 (after fee waivers)(/1/)                       .85%         .95%
                                               =====       ======

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. BlackRock, Inc. and the Portfolios' administra-tors are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the ta-ble. Without waivers, "Other operating expenses" would be .68%, .66%, .62%, .64% and .63%, respectively, and "Total Portfolio operating expenses" would be 1.18%, 1.16%, 1.12%, 1.14% and 1.13%, respectively. See "What are the
    Portfolios' Financial Highlights?" for information about interest paid by the Portfolios in connection with their investment activity.

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                                                                PENNSYLVANIA
                                     INTERNATIONAL    TAX-FREE    TAX-FREE
                                          BOND         INCOME      INCOME
                                       PORTFOLIO     PORTFOLIO   PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
Advisory fees (after fee
 waivers)(/1/)                                  .50%       .25%         .30%
Other operating expenses                        .83        .65          .60
                                                ---        ---          ---
 Administration fees (after fee
  waivers)(/1/)                         .22           .17         .18
 Shareholder servicing fees             .15           .15         .15
 Other expenses (after expense
  reimbursements)                       .46           .33         .27
                                        ---           ---         ---
Total Portfolio operating expenses
 (after fee waivers and expense
 reimbursements)(/1/)                          1.33%       .90%         .90%
                                               ====        ===          ===

                             NEW JERSEY    OHIO
                              TAX-FREE   TAX-FREE
                               INCOME     INCOME
                             PORTFOLIO  PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory Fees (after fee
 waivers)(/1/)                     .28%       .09%
Other operating expenses           .62        .81
                                   ---        ---
 Administration fees (after
  fee waivers)(/1/)           .18        .14
 Shareholder servicing fees   .15        .15
 Other expenses               .29        .52
                             ----       ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)          .90%       .90%
                                   ===        ===

(1) Without waivers, advisory fees would be .55%, .50%, .50%, .50% and .50%, respectively, and administration fees would be .23% for each Portfolio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. BlackRock, Inc. and the Portfolio's admin-istrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be .84%, .70%, .66%, .67% and .86% respectively, and "Total Portfolio operating ex-penses" would be 1.39%, 1.20%, 1.16%,1.17% and 1.36%, respectively.

                                       5.

--------------------------------------------------------------------------------

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Low Duration Bond Portfolio             $ 9        $27        $47       $105
Intermediate Government Portfolio         9         29         50        111
Intermediate Bond Portfolio               9         29         50        111
Core Bond Portfolio                       9         27         47        105
Managed Income Portfolio                 10         30         53        117
International Bond Portfolio             14         42         73        160
Tax-Free Income Portfolio                 9         29         50        111
Pennsylvania Tax-Free Income
 Portfolio                                9         29         50        111
New Jersey Tax-Free Income Portfolio      9         29         50        111
Ohio Tax-Free Income Portfolio            9         29         50        111

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "Who Manages The Fund?--Share-holder Servicing" in the Prospectus and "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Infor-mation.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       6.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountants. The financial statements of the Core Bond Portfolio and the Low Duration Portfolio (for-merly, the Short Government Bond Portfolio) for the year ended June 30, 1995 were audited by other auditors. Please refer to a revised auditor's report under "Other Information" which makes reference to the audits performed by those other auditors. This financial information should be read together with those finan-cial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        LOW DURATION BOND PORTFOLIO

                                                FOR THE          FOR THE
                                                PERIOD            PERIOD
                                     YEAR       4/1/96          1/12/96/1/
                                     ENDED      THROUGH          THROUGH
                                    9/30/97     9/30/96          3/31/96
NET ASSET VALUE AT BEGINNING OF
 PERIOD                             $  9.79     $  9.79          $   9.91
                                    -------     -------          --------
Income from investment operations
 Net investment income                 0.54        0.26              0.11
 Net gain (loss) on investments
  (both realized and unrealized)       0.09       (0.01)            (0.12)
                                    -------     -------          --------
  Total from investment operations     0.63        0.25             (0.01)
                                    -------     -------          --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.53)      (0.25)            (0.11)
 Distributions from net realized
  capital gains                         - -         - -               - -
                                    -------     -------          --------
  Total distributions                 (0.53)      (0.25)            (0.11)
                                    -------     -------          --------
NET ASSET VALUE AT END OF PERIOD    $  9.89     $  9.79          $   9.79
                                    =======     =======          ========
Total return                           6.57%       2.54%            (0.11)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                        $82,873     $91,870          $181,670
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                              0.85%/3/    0.85%/2/,/3/      0.85%/2/,/3/
 Before advisory/administration
  fee waivers                          1.18%       1.13%/2/          1.05%/2/
 Ratios of net investment income
  to average net assets
 After advisory/administration fee
  waivers                              5.86%       5.40%/2/          5.25%/2/
 Before advisory/administration
  fee waivers                          5.53%       5.13%/2/          5.05%/2/
PORTFOLIO TURNOVER RATE                 371%        228%              185%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratios would have been 1.24% for the year ended
  September 30, 1997, 0.97% for the period ended September 30, 1996 and 1.18% for the period ended March 31, 1996.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                                          FOR THE
                                                                           PERIOD
                            YEAR        YEAR        YEAR        YEAR     7/29/93/1/
                            ENDED       ENDED       ENDED       ENDED     THROUGH
                           9/30/97     9/30/96     9/30/95     9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  9.92     $ 10.02     $  9.64     $ 10.60    $ 10.45
                           -------     -------     -------     -------    -------
Income from investment
 operations
 Net investment income        0.56        0.56        0.56        0.53       0.09
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 0.19       (0.12)       0.37       (0.86)      0.15
                           -------     -------     -------     -------    -------
  Total from investment
   operations                 0.75        0.44        0.93       (0.33)      0.24
                           -------     -------     -------     -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.56)      (0.54)      (0.55)      (0.53)     (0.09)
 Distributions from net
  realized capital gains       - -         - -         - -       (0.10)       - -
                           -------     -------     -------     -------    -------
  Total distributions        (0.56)      (0.54)      (0.55)      (0.63)     (0.09)
                           -------     -------     -------     -------    -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.11     $  9.92     $ 10.02     $  9.64    $ 10.60
                           =======     =======     =======     =======    =======
Total return                  7.75%       4.51%       9.99%      (3.31)%     2.30%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $50,535     $47,494     $49,762     $60,812    $15,035
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.85%/3/    0.83%/3/    0.69%/3/    0.65%      0.67%/2/
 Before
  advisory/administration
  fee waivers                 1.16%       1.13%       1.06%       1.05%      0.75%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 5.70%       5.73%       5.67%       5.30%      5.14%/2/
 Before
  advisory/administration
  fee waivers                 5.39%       5.43%       5.30%       4.90%      5.06%/2/
PORTFOLIO TURNOVER RATE        291%        580%        247%          9%        80%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratios would have been 0.97% for the year ended
   September 30, 1997, 1.00% for the year ended September 30, 1996, and 0.69% for the year ended September 30, 1995.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO

                                                                          FOR THE
                                                                           PERIOD
                            YEAR        YEAR        YEAR        YEAR     9/23/93/1/
                            ENDED       ENDED       ENDED       ENDED     THROUGH
                           9/30/97     9/30/96     9/30/95     9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  9.32     $  9.43     $  9.05     $ 10.01     $ 9.99
                           -------     -------     -------     -------     ------
Income from investment
 operations
 Net investment income        0.55        0.53        0.54        0.54        - -
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 0.17       (0.09)       0.38       (0.91)      0.02
                           -------     -------     -------     -------     ------
  Total from investment
   operations                 0.72        0.44        0.92       (0.37)      0.02
                           -------     -------     -------     -------     ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.55)      (0.52)      (0.54)      (0.53)       - -
 Distributions from net
  realized capital gains       - -       (0.03)        - -       (0.06)       - -
                           -------     -------     -------     -------     ------
  Total distributions        (0.55)      (0.55)      (0.54)      (0.59)       - -
                           -------     -------     -------     -------     ------
NET ASSET VALUE AT END OF
 PERIOD                    $  9.49     $  9.32     $  9.43     $  9.05     $10.01
                           =======     =======     =======     =======     ======
Total return                  8.07%       4.79%      10.46%      (3.80)%     0.20%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $52,316     $45,362     $36,718     $35,764     $   91
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.83%/3/    0.83%/3/    0.74%/3/    0.70%      0.70%/2/
 Before
  advisory/administration
  fee waivers                 1.12%       1.13%       1.09%       1.13%      1.09%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 6.32%       5.98%       5.90%       5.33%      4.35%/2/
 Before
  advisory/administration
  fee waivers                 6.03%       5.67%       5.55%       4.90%      3.96%/2/
PORTFOLIO TURNOVER RATE        321%        670%        262%         92%         4%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratios would have been 1.27% for the year ended
   September 30, 1997, 1.14% for the year ended September 30, 1996, and 0.82% for the year ended September 30, 1995.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            CORE BOND PORTFOLIO

                                        FOR THE PERIOD
                             YEAR           4/1/96          FOR THE PERIOD
                            ENDED          THROUGH            1/12/96/1/
                           9/30/97         9/30/96          THROUGH 3/31/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD          $9.55        $   9.61            $   9.91
                           --------        --------            --------
Income from investment
 operations
 Net investment income         0.59            0.30                0.11
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  0.26           (0.07)              (0.30)
                           --------        --------            --------
  Total from investment
   operations                  0.85            0.23               (0.19)
                           --------        --------            --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.58)          (0.29)              (0.11)
 Distributions from net
  realized capital gains        - -             - -                 - -
                           --------        --------            --------
  TOTAL DISTRIBUTIONS         (0.58)          (0.29)              (0.11)
                           --------        --------            --------
NET ASSET VALUE AT END OF
 PERIOD                       $9.82        $   9.55            $   9.61
                           ========        ========            ========
Total return                   9.71%           2.40%              (1.90)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $122,308        $117,207            $232,040
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.85%/3/        0.85%/2/,/3/        0.85%/2/,/3/
 Before
  advisory/administration
  fee waivers                  1.14%           1.14%/2/            1.10%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  6.59%           6.33%/2/            5.46%/2/
 Before
  advisory/administration
  fee waivers                  6.31%           6.04%/2/            5.21%/2/
PORTFOLIO TURNOVER RATE         441%            308%                723%

/1/Commencement of operations of share class.

/2/Annualized.

/3/Including interest expense, ratios would have been 1.35% for the year ended
  September 30, 1997, 1.08% for the period ended September 30, 1996 and 0.94% for the period ended March 31, 1996.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO

                                                                       FOR THE
                                                                        PERIOD
                             YEAR         YEAR      YEAR     YEAR     7/29/93/1/
                            ENDED        ENDED     ENDED     ENDED     THROUGH
                           9/30/97      9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  10.09     $  10.38  $   9.79  $ 11.17    $ 10.96
                           --------     --------  --------  -------    -------
Income from investment
 operations
 Net investment income         0.66         0.61      0.63     0.59       0.11
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  0.31        (0.20)     0.60    (1.18)      0.21
                           --------     --------  --------  -------    -------
  Total from investment
   operations                  0.97         0.41      1.23    (0.59)      0.32
                           --------     --------  --------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.65)       (0.60)    (0.63)   (0.62)     (0.11)
 Distribution in excess
  of net investment
  income                        - -          - -     (0.01)   (0.02)       - -
 Distributions from net
  realized capital gains        - -        (0.10)      - -    (0.14)       - -
 Distributions in excess
  of net realized gains         - -          - -       - -    (0.01)       - -
                           --------     --------  --------  -------    -------
  Total distributions         (0.65)       (0.70)    (0.64)   (0.79)     (0.11)
                           --------     --------  --------  -------    -------
NET ASSET VALUE AT END OF
 PERIOD                    $  10.41     $  10.09  $  10.38  $  9.79    $ 11.17
                           ========     ========  ========  =======    =======
Total return                   9.93%        4.05%    12.97%   (5.49)%     2.93%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $266,750     $165,073  $116,846  $67,655    $15,322
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.88%/3/     0.88%     0.85%    0.80%      0.80%/2/
 Before
  advisory/administration
  fee waivers                  1.13%        1.11%     1.05%    1.02%      0.84%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  6.76%        5.87%     6.14%    5.95%      5.83%/2/
 Before
  advisory/administration
  fee waivers                  6.51%        5.65%     5.94%    5.73%      5.79%/2/
PORTFOLIO TURNOVER RATE         428%         638%      203%      61%        72%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratio would have been 1.27% for the year ended
  September 30, 1997. For the periods prior to September 30, 1997, interest income was presented net of interest expense.

                                      11.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       INTERNATIONAL BOND PORTFOLIO

                                    FOR THE     FOR THE                                 FOR THE
                                    PERIOD      PERIOD                                  PERIOD
                            YEAR    2/1/96      3/1/95       YEAR     YEAR     YEAR    7/1/91/1/
                            ENDED   THROUGH     THROUGH      ENDED    ENDED    ENDED    THROUGH
                           9/30/97  9/30/96     1/31/96     2/28/95  2/28/94  2/28/93   2/29/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 11.71  $11.39      $ 10.52     $ 10.75  $ 10.76  $ 10.21   $ 10.00
                           -------  ------      -------     -------  -------  -------   -------
Income from investment
 operations
 Net investment income        1.36    0.89         0.62        0.62     0.65     0.52      0.31
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                (0.19)  (0.29)        1.13       (0.48)    0.46     0.47      0.26
                           -------  ------      -------     -------  -------  -------   -------
  Total from investment
   operations                 1.17    0.60         1.75        0.14     1.11     0.99      0.57
                           -------  ------      -------     -------  -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (1.44)  (0.28)       (0.88)      (0.13)   (0.90)   (0.30)      - -
 Distributions from net
  realized capital gains     (0.49)    - -          - -       (0.24)   (0.22)   (0.14)    (0.36)
                           -------  ------      -------     -------  -------  -------   -------
  Total distributions        (1.93)  (0.28)       (0.88)      (0.37)   (1.12)   (0.44)    (0.36)
                           -------  ------      -------     -------  -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $10.95   $11.71      $ 11.39     $ 10.52  $ 10.75  $ 10.76   $ 10.21
                           =======  ======      =======     =======  =======  =======   =======
Total return                 11.23%   5.39%       16.79%       1.50%   10.24%    9.55%     5.84%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $ 6,708  $7,836      $37,627     $45,657  $46,888  $38,257   $27,744
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.29%   1.09%/2/     1.23%/2/    1.24%    1.38%    1.30%     1.33%/2/
 Before
  advisory/administration
  fee waivers                 1.39%   1.20%/2/     1.23%/2/    1.24%    1.38%    1.30%     1.37%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 5.02%   3.82%/2/     5.62%/2/    5.96%    6.00%    6.31%     6.79%/2/
 Before
  advisory/administration
  fee waivers                 4.92%   3.72%/2/     5.62%/2/    5.96%    6.00%    6.31%     6.75%/2/
PORTFOLIO TURNOVER RATE        272%    108%         159%        131%     128%     115%      110%

/1/Commencement of operations of share class.

 Annualized.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                                     FOR THE
                                                                      PERIOD
                                YEAR     YEAR     YEAR     YEAR     7/29/93/1/
                                ENDED    ENDED    ENDED    ENDED     THROUGH
                               9/30/97  9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $ 10.84  $ 10.61  $10.04   $11.31      $10.97
                               -------  -------  ------   ------      ------
Income from investment
 operations
 Net investment income            0.53     0.51    0.50     0.51        0.09
 Net gain (loss) on
  investments (both realized
  and unrealized)                 0.50     0.23    0.59    (0.93)       0.34
                               -------  -------  ------   ------      ------
  Total from investment
   operations                     1.03     0.74    1.09    (0.42)       0.43
                               -------  -------  ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income              (0.53)   (0.51)  (0.50)   (0.51)      (0.09)
 Distributions from net
  realized capital gains           - -      - -   (0.02)   (0.34)        - -
                               -------  -------  ------   ------      ------
  Total distributions            (0.53)   (0.51)  (0.52)   (0.85)      (0.09)
                               -------  -------  ------   ------      ------
NET ASSET VALUE AT END OF
 PERIOD                        $ 11.34  $ 10.84  $10.61   $10.04      $11.31
                               =======  =======  ======   ======      ======
Total return                      9.77%    7.14%  11.24%   (4.02)%      3.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $58,779  $36,161  $4,713   $2,109      $  634
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                         0.85%    0.85%   0.80%    0.75%       0.71%/2/
 Before
  advisory/administration fee
  waivers                         1.20%    1.18%   1.57%    1.98%       1.49%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                         4.76%    4.88%   4.92%    4.75%       4.99%/2/
 Before
  advisory/administration fee
  waivers                         4.41%    4.56%   4.15%    3.52%       4.21%/2/
PORTFOLIO TURNOVER RATE            262%     268%     92%      40%         71%

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                               YEAR     YEAR     YEAR     YEAR     7/29/93/1/
                               ENDED    ENDED    ENDED    ENDED     THROUGH
                              9/30/97  9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                    $ 10.44  $ 10.33  $  9.82  $ 10.70    $ 10.43
                              -------  -------  -------  -------    -------
Income from investment
 operations
 Net investment income           0.50     0.50     0.50     0.51       0.09
 Net gain (loss) on
  investments (both realized
  and unrealized)                0.33     0.11     0.51    (0.85)      0.28
                              -------  -------  -------  -------    -------
  Total from investment
   operations                    0.83     0.61     1.01    (0.34)      0.37
                              -------  -------  -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             (0.50)   (0.50)   (0.50)   (0.51)     (0.09)
 Distributions from net
  realized capital gains          - -      - -      - -    (0.03)     (0.01)
                              -------  -------  -------  -------    -------
  Total distributions           (0.50)   (0.50)   (0.50)   (0.54)     (0.10)
                              -------  -------  -------  -------    -------
NET ASSET VALUE AT END OF
 PERIOD                       $ 10.77  $ 10.44  $ 10.33  $  9.82    $ 10.70
                              =======  =======  =======  =======    =======
Total return                     8.10%    5.97%   10.51%   (3.20)%     3.54%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)              $50,395  $34,297  $13,815  $11,518    $ 3,894
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                    0.85%    0.85%    0.79%    0.55%      0.34%/2/
 Before
  advisory/administration
  fee waivers                    1.16%    1.15%    1.11%    1.15%      1.22%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                    4.67%    4.74%    5.04%    4.97%      4.90%/2/
 Before
  advisory/administration
  fee waivers                    4.36%    4.44%    4.72%    4.37%      4.02%/2/
PORTFOLIO TURNOVER RATE            97%     119%      66%      30%        40%

/1/Commencement of operations of share class.
/2/Annualized.

                                      13.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                   NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                    FOR THE     FOR THE                                  FOR THE
                                    PERIOD      PERIOD                                   PERIOD
                            YEAR    2/1/96      3/1/95       YEAR      YEAR     YEAR    7/1/91/1/
                            ENDED   THROUGH     THROUGH      ENDED    ENDED     ENDED    THROUGH
                           9/30/97  9/30/96     1/31/96     2/28/95  2/28/94   2/28/93   2/28/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 11.27  $ 11.61     $ 10.94     $ 11.31  $  11.30  $ 10.46   $ 10.00
                           -------  -------     -------     -------  --------  -------   -------
Income from investment
 operations
 Net investment income        0.52     0.73        0.46        0.51      0.54     0.52      0.34
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 0.37    (0.32)       0.65       (0.36)     0.04     0.85      0.45
                           -------  -------     -------     -------  --------  -------   -------
 Total from investment
  operations                  0.89     0.41        1.11        0.15      0.58     1.37      0.79
                           -------  -------     -------     -------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.51)   (0.75)      (0.44)      (0.51)    (0.54)   (0.53)    (0.33)
 Distributions from net
  realized capital gains       - -      - -         - -       (0.01)    (0.03)     - -       - -
                           -------  -------     -------     -------  --------  -------   -------
  Total distributions        (0.51)   (0.75)      (0.44)      (0.52)    (0.57)   (0.53)    (0.33)
                           -------  -------     -------     -------  --------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 11.65  $ 11.27     $ 11.61     $ 10.94  $  11.31  $ 11.30   $ 10.46
                           =======  =======     =======     =======  ========  =======   =======
Total return                  8.11%    0.15%      10.35%       1.49%     5.18%   13.48%    12.33%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $84,596  $88,077     $97,976     $96,857  $111,354  $47,169   $10,673
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.85%    0.85%/2/    0.88%/2/    0.79%     0.38%    0.48%     0.52%/2/
 Before
  advisory/administration
  fee waivers                 1.17%    1.17%/2/    0.90%/2/    0.87%     0.86%    1.04%     1.29%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 4.59%    4.44%/2/    4.43%/2/    4.71%     4.75%    5.04%     5.35%/2/
 Before
  advisory/administration
  fee waivers                 4.27%    4.13%/2/    4.41%/2/    4.63%     4.27%    4.48%     4.58%/2/
PORTFOLIO TURNOVER RATE         77%     109%         26%         28%       12%      16%        0%

/1/Commencement of operations of share class.
/2/Annualized.

                                      14.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                                                     FOR THE
                                                                      PERIOD
                                YEAR     YEAR     YEAR     YEAR     7/29/93/1/
                                ENDED    ENDED    ENDED    ENDED     THROUGH
                               9/30/97  9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $10.15   $10.05   $ 9.60   $10.53      $10.24
                               ------   ------   ------   ------      ------
Income from investment
 operations
 Net investment income           0.47     0.48     0.52     0.49        0.09
 Net gain (loss) on
  investments (both realized
  and unrealized)                0.35     0.10     0.45    (0.91)       0.29
                               ------   ------   ------   ------      ------
  Total from investment
   operations                    0.82     0.58     0.97    (0.42)       0.38
                               ------   ------   ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             (0.47)   (0.48)   (0.52)   (0.49)      (0.09)
 Distributions from net
  realized capital gains          - -      - -      - -    (0.02)        - -
                               ------   ------   ------   ------      ------
  Total distributions           (0.47)   (0.48)   (0.52)   (0.51)      (0.09)
                               ------   ------   ------   ------      ------
NET ASSET VALUE AT END OF
 PERIOD                        $10.50   $10.15   $10.05   $ 9.60      $10.53
                               ======   ======   ======   ======      ======
Total return                     8.21%    5.80%   10.45%   (4.00)%      3.68%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $7,421   $6,377   $5,150   $4,428      $  907
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                        0.85%    0.79%    0.39%    0.35%       0.32%/2/
 Before
  advisory/administration fee
  waivers                        1.36%    1.38%    1.46%    1.74%       2.83%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                        4.51%    4.69%    5.39%    5.06%       4.71%/2/
 Before
  advisory/administration fee
  waivers                        4.00%    4.10%    4.31%    3.67%       2.20%/2/
PORTFOLIO TURNOVER RATE            87%     136%      63%      61%         36%

/1/Commencement of operations of share class.
/2/Annualized.

                                      15.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

                  The Bond Portfolios of BLACKROCK FUNDS consist of 11 invest-ment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Seven of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

                  In certain investment cycles and over certain holding peri-ods, a fund that invests in any one of these styles may per-form above or below the market. An investment program that combines these multiple disciplines allows investors to se-lect from among these various product options in the way that most closely fits the investor's goals and sentiments.

                      PORTFOLIO                   INVESTMENT OBJECTIVE
            Low Duration Bond              To realize a rate of return that
                                           exceeds the total return of the
                                           Merrill Lynch 1-3 Year Treasury
                                           Index.
            Intermediate Government Bond,  To seek current income consistent
             Intermediate Bond, Managed    with the preservation of capital.
             Income and International
             Bond
            Core Bond                      To realize a total rate of return
                                           that exceeds the total return of
                                           the Lehman Brothers Aggregate
                                           Index.
            Tax-Free Income, Pennsylvania  To seek as high a level of
             Tax-Free Income, New Jersey   current income exempt from
             Tax-Free Income and Ohio      Federal income tax and, to the
             Tax-Free Income               extent possible for each State-
                                           Specific Tax-Free Portfolio,
                                           income tax of the specific state
                                           in which the Portfolio
                                           concentrates, as is consistent
                                           with preservation of capital.

                                      16.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                         DOLLAR-WEIGHTED                             MIN
                      PERFORMANCE        AVERAGE MATURITY      CREDIT QUALITY      CREDIT
  PORTFOLIO           BENCHMARK*         (APPROXIMATE)**       CONCENTRATION       QUALITY
Low Duration       Merrill 1-3 Year         3-5 Years         Investment Grade        B
 Bond               Treasury Index                                Spectrum
Intermediate        Lehman Brothers         5-10 Years          Gov't/Agency         AAA
 Gov't Bond    Intermediate Gov't Index
Intermediate        Lehman Brothers         5-10 Years        Investment Grade       BBB
 Bond           Intermediate Gov't/Corp                           Spectrum
                         Index
Core Bond       Lehman Aggregate Index      5-10 Years        Investment Grade       BBB
                                                                  Spectrum
Managed         Lehman Aggregate Index      5-10 Years        Investment Grade       BBB
 Income                                                           Spectrum
International   Salomon Non-U.S. Hedged     5-15 Years            AA, AAA,           BBB
 Bond              World Government                             Gov't/Agency
                      Bond Index
Tax-Free           Lehman Municipal        10-15 Years        Investment Grade       BBB
 Income               Bond Index                                  Spectrum
PA Tax-Free      Lehman Local GO Index     10-15 Years        Investment Grade       BBB
 Income                                                           Spectrum
NJ Tax-Free      Lehman Local GO Index     10-15 Years        Investment Grade       BBB
 Income                                                           Spectrum
OH Tax-Free     jLehman Local GO Index     10-15 Years        Investment Grade       BBB
 Income                                                           Spectrum

 * For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.
** The Portfolios' sub-adviser will normally attempt to structure the Portfo-lios to have comparable durations to the benchmarks. Duration, which mea-sures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIOS?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio according to the following designations:

  Yes:The Portfolio will hold a significant concentration of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under nor-mal market conditions is not expected to do so.

  No:   The Portfolio may not purchase these securities.

                                                       NON                               FOREIGN
                                                     AGENCY/                           SECURITIES/
                                             AGENCY COMMERCIAL              HIGH YIELD  CURRENCY
                         TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/ SECURITIES    RISK     MUNICIPALS
Low Duration Bond           Yes       Yes     Yes     Elig.    Elig. Elig.    Elig.       Elig.      Elig.
Intermediate Gov't Bond     Yes       Yes     Yes     Elig.     Yes  Elig.      No         No        Elig.
Intermediate Bond           Yes       Yes     Yes     Elig.     Yes   Yes       No         No        Elig.
Core Bond                   Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.      Elig.
Managed Income              Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.      Elig.
International Bond         Elig.     Elig.   Elig.    Elig.    Elig. Elig.      No         Yes       Elig.
Tax-Free Income            Temp.       No      No       No      No     No       No         No         Yes
PA Tax-Free Income         Temp.       No      No       No      No     No       No         No         Yes
NJ Tax-Free Income         Temp.       No      No       No      No     No       No         No         Yes
OH Tax Free Income         Temp.       No      No       No      No     No       No         No         Yes

/1MBS/= mortgage-backed securities
/2ABS/= asset-backed securities

                                      17.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio (as defined below), invest less than 80% of its net assets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securi-ties) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be in-vested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities).

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      18.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Intermediate Government Bond Portfolio will be rated in the highest rating category at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-ad-viser. Securities acquired by the other Portfolios except the Low Duration Bond Portfolio will be rated investment grade at the time of purchase (within the four highest rating categories by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P are generally considered to be investment grade although they have speculative characteristics. If a security's rating is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security. The Low Duration Bond Portfolio may invest up to 20% of its assets in non-investment grade fixed-income or convertible securities with a minimum rating of "B". See "High Yield Securities" below.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Intermediate Government Bond Portfolio will invest at least 65% of its total assets in obligations is-sued or guaranteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements during normal market conditions. Under normal market conditions, the International Bond Portfolio will invest at least 65% of its total assets in the debt obligations of foreign issuers located in at least three different foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jersey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (to-gether with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfo-lios") will invest, during normal market conditions, at least 80% of their net assets in obligations issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities the interest on which is exempt from regular Federal in-come tax and is not an item of tax preference for purposes of the Federal al-ternative minimum tax ("Municipal Obligations"). In addition, each State-Spe-cific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Tax-Free Income Portfolio intends to invest no more than 25% of its net assets in Municipal Obligations of is-suers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in securities that are not Munici-pal Obligations and may hold without limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. Each of the Managed Income and Core Bond Portfolios may invest up to 10% of its total assets and the Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of for-eign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, each Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These invest-ments and transactions involving foreign securities, currencies, options (in-cluding options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under "Interest Rate and Currency Transactions" and "Options and Futures Contracts." Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign secu-rities generally are denominated and pay dividends or interest in foreign cur-rencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

                                      19.

--------------------------------------------------------------------------------

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in govern ment administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less infor-mation is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to is-suers in the United States. While the volume of transactions effected on for-eign stock exchanges has increased in recent years, it remains appreciably be-low that of the New York Stock Exchange. Accordingly, a Portfolio's foreign in-vestments may be less liquid and their prices may be more volatile than compa-rable investments in securities in U.S. companies. In addition, there is gener-ally less government supervision and regulation of securities exchanges, bro-kers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Because the securities markets in these countries are highly developed, the In-ternational Bond Portfolio may invest more than 25% of its total assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. Investments of 25% or more of the Portfolio's total assets in a par-ticular country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

To maintain greater flexibility, a Portfolio may invest in instruments which have the characteristics of futures contracts. These instruments may take a va-riety of forms, such as debt securities with interest or principal payments de-termined by reference to the value of a currency or commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including volatility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

HIGH YIELD SECURITIES. The Low Duration Bond Portfolio may invest in non-in-vestment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds" when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market conditions, no more than 20% of its total assets are invested in non-investment grade debt securities, and such securities are rated "B" or higher at the time of purchase by at least one major rating agen-cy.

While generally providing greater income and opportunity for gain, non-invest-ment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's) or will be non-rated. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.


                                      20.

--------------------------------------------------------------------------------

While the market values of high yield securities tend to react less to fluctua-tions in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate develop-ments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Investors in high yield securities have a lower degree of protec-tion with respect to principal and interest payments then do investors in higher rated securities due to the reduced creditworthiness of high yield is-suers. During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may ex-perience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also dis-rupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek re-covery of its investment.

The secondary markets for high yield securities are not as liquid as the sec-ondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and partici-pants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, due to the market's relative youth and growth the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. In addition, the high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory devel-opments. These developments could adversely affect a Portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and li-quidity of outstanding high yield securities, especially in a thinly traded market.

The Low Duration Bond Portfolio may invest in securities rated "B" and above or determined by the sub-adviser to be of comparable quality. Securities which are rated "BB" by S&P and "Ba" by Moody's have speculative characteristics with re-spect to capacity to pay interest and repay principal. Securities which are rated "B" generally lack characteristics of a desirable investment and assur-ance of interest and principal payments over any long period of time may be small. For a description of securities ratings, see Appendix A in the Statement of Additional Information. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and principal. In the event that a Portfolio investing in high yield securities experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based. The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs. For more information regarding non-investment grade securities, see "Investment Poli-cies--Non-Investment Grade Securities" in the Statement of Additional Informa-tion.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                                      21.

--------------------------------------------------------------------------------

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its assets in Municipal Obligations the in-terest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. The Tax-Free Portfolios may invest in tax-exempt derivative secu-rities relating to Municipal Obligations, including tender option bonds, par-ticipations, beneficial interests in trusts and partnership interests.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Tax-Free Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

                                      22.

--------------------------------------------------------------------------------

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes hav-ing an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are con-verted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and gener-ally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the pur-chaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. There-fore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of a Portfolio, the ma-turity of mortgage-related and other asset-backed securities held by the Port-folio will be based on estimates of average life which take prepayments into account. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

The Portfolios may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities contain-ing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible

                                      23.

--------------------------------------------------------------------------------
that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Se-curities Corp. or its affiliates.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage- related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments. Additionally, current federal tax law requires the holder of certain zero coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated in-vestment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvanta-geous circumstances in order to generate cash to satisfy these distribution re-quirements. See "How Are Fund Distributions Taxed?"

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios (except the Tax-Free Portfolios) may invest in debt obligations of domestic or foreign corporations and banks, and may acquire com-mercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obliga-tions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by gov-ernment regulation. The Portfolios may also make interest-bearing savings de-posits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instru-

                                      24.

--------------------------------------------------------------------------------
mentality. No assurance can be given that the U.S. Government will provide fi-nancial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios may to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securi-ties a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase ex-change-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctua-tions, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write (i.e., sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative, or, with respect to the International Bond Portfolio, cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices, or the yield differential between two securities or, in the case of the International Bond Portfolio, foreign currencies, and may or may not be listed on a securi-ties exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (mea-sured at the time an option is written). Options trading is a highly special-ized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in

                                      25.

-------------------------------------------------------------------------------
order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctu-ation. A Portfolio may do so either to hedge the value of its securities port-folio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by a Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insur-ance companies. Under these contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance com-pany then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Se-curities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of in-terest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Port-folio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

                                      26.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities.

Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios (except the Tax-Free Portfolios) may use reverse re-purchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agree-ments may be regarded as leveraging and, therefore, speculative. Reverse repur-chase agreements involve the risks that the interest income earned in the in-vestment of the proceeds will be less than the interest expense, that the mar-ket value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liq-uid debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an ad-ditional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' sub-adviser that an adequate trading market exists for the securities. This invest-ment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninter-ested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

                                      27.

--------------------------------------------------------------------------------

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the per-formance would have been without the use of dollar rolls. At the time a Port-folio enters into a dollar roll transaction, it will place in a segregated ac-count maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including ac-crued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse re-purchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully em-ployed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., 100% or more) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISKS. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing inter-est rates. Fixed income securities with longer maturities, which tend to pro-duce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolios' sub-adviser will normally attempt to structure each Portfolio to have a comparable duration to its benchmark as stated in that section, there can be no assurance that it will be able to do so at all times.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in State-Spe-cific Obligations raises special investment considerations.

                                      28.

--------------------------------------------------------------------------------
In particular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfolio's shares. Certain matters relating to the states in which the State-Specific Tax-Free Portfolios invest are described below. For further informa-tion, see "Special Considerations Regarding State-Specific Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following five years. As of June 30, 1996, the General Fund had a surplus of $635.2 million. A relatively high proportion of persons 65 and older in the Commonwealth, court ordered increases in healthcare reimbursement rates and higher correctional program costs place increased pressures on the tax resources of the Common-wealth and its municipalities. The Commonwealth's debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last six years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unem-ployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Spe-cific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

                                      29.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of the Fund are managed under the
TRUSTEES          direction of its Board of Trustees. The following persons
                  currently serve on the Board:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Global Wireless.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                  Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, Uni-versity of Pennsylvania.

                  David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND
SUB-ADVISER       The Adviser to BlackRock Funds is BlackRock, Inc. Each of the
                  Portfolios within the BlackRock Funds family is managed by a specialized portfolio manager who is a member of BlackRock, Inc.'s fixed income portfolio management affiliate, BlackRock
                  Financial Management, Inc. ("BlackRock"). BlackRock has its primary offices at 345 Park Avenue, New York, New York 10154.

                  The Portfolios and their portfolio managers are as follows:

 BLACKROCK FUNDS
 PORTFOLIO                                 PORTFOLIO MANAGER
 ---------------                           -----------------
Low Duration Bond        Robert S. Kapito; Vice Chairman of BlackRock since
                         1988; Portfolio co-manager since its inception.
                         Scott Amero; Managing Director of BlackRock since
                         1990; Portfolio co-manager since its inception.
                         Jody Kochansky; Vice President of BlackRock since
                         1992; Portfolio co-manager since 1995.
Intermediate Government  Robert S. Kapito and Scott Amero (see above) and
 Bond                    Michael P. Lustig; Mr. Lustig has been Vice
                         President of BlackRock since 1989; Messrs. Kapito,
                         Lustig and Amero have been Portfolio co-managers
                         since 1995.
Intermediate Bond        Robert S. Kapito, Michael P. Lustig and Scott Amero
                         (see above); Messrs. Kapito, Lustig and Amero have
                         been Portfolio co-managers since 1995.
Core Bond                Keith Anderson; Managing Director of BlackRock since
                         1988; Portfolio co-manager since June 1997.
                         Robert Michele, CFA; Managing Director of BlackRock
                         since 1996; Director and head of U.S. Fixed Income
                         Investments at CS First Boston Investment Management
                         Corporation from 1993 to 1995; From 1985-1993, he
                         served as Deputy Manager and Senior Portfolio
                         Manager at Brown Brothers Harriman & Co.; Portfolio
                         co-manager since June 1997.
Managed Income           Keith Anderson (see above); Portfolio co-manager
                         since June 1997.


                                      30.

--------------------------------------------------------------------------------

 BLACKROCK PORTFOLIO                       PORTFOLIO MANAGER
 -------------------                       -----------------
                         Robert Michele (See above); Portfolio co-manager
                         since June 1997.
International Bond       Andrew Gordon; Portfolio manager at BlackRock since
                         1996; responsible for non-dollar research at Barclay
                         Investments from 1994 to 1996 and at CS First Boston
                         from 1986 to 1994; Portfolio manager since January
                         1997.
Tax-Free Income          Kevin Klingert; Portfolio manager at BlackRock since
                         1991; prior to joining BlackRock, Assistant Vice
                         President, Merrill, Lynch, Pierce, Fenner & Smith;
                         Portfolio manager since 1995.
Pennsylvania Tax-Free    Kevin Klingert (see above); Portfolio manager since
 Income                  1995.
New Jersey Tax-Free In-  Kevin Klingert (see above); Portfolio manager since
 come                    1995.
Ohio Tax-Free Income     Kevin Klingert (see above); Portfolio manager since
                         1995.

               BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               As adviser, BlackRock, Inc. is responsible for the overall in-vestment management of the Portfolios. As sub-adviser, Black-Rock Financial Management is responsible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Portfolios. BlackRock Fi-nancial Management also provides research and credit analysis.

               THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

               . BlackRock Financial Management, Inc.: Domestic and non-dollar fixed income.

               . PNC Equity Advisors: Growth equity.

               . Provident Capital Management: Value equity.

               . CastleInternational Asset Management: International equity.

               . PIMC: Money market.

               For their investment advisory and sub-advisory services, BlackRock, Inc. and the Portfolios' sub-adviser are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?", with respect to certain Portfolios, BlackRock, Inc. and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock, Inc., and do not represent an extra charge to the Portfolios.

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                           EACH PORTFOLIO EXCEPT THE
                         INTERNATIONAL BOND  PORTFOLIO           INTERNATIONAL BOND PORTFOLIO
                         ----------------------------------      ----------------------------------
AVERAGE DAILY NET          INVESTMENT         SUB-ADVISORY         INVESTMENT         SUB-ADVISORY
ASSETS                    ADVISORY FEE            FEE             ADVISORY FEE            FEE
-----------------        --------------      --------------      --------------      --------------
first $1 billion             .500%               .350%               .550%               .400%
$1 billion--$2 billion       .450                .300                .500                .350
$2 billion--$3 billion       .425                .275                .475                .325
greater than $3 billion      .400                .250                .450                .300

                                      31.

-------------------------------------------------------------------------------

                 For the twelve months ended September 30, 1997, the Portfo-lios paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net as-sets) after voluntary fee waivers: Intermediate Government Bond Portfolio, .30%; Intermediate Bond Portfolio, .30%; Managed Income Portfolio, .35%; Tax-Free Income Portfolio, .28%; Pennsylvania Tax-Free Income Portfolio, .29%; Ohio Tax-Free Income Portfolio, .09%; Low Duration Bond Portfo-lio, .27%; Core Bond Portfolio, .26%; New Jersey Tax-Free Income Portfolio, .29%; and International Bond Portfolio, .56%.

                 The Portfolios' sub-adviser strives to achieve best execu-tion on all transactions. Infrequently, brokerage transac-tions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with the Fund's distributor, subject to the requirements of best execution.

ADMINISTRATORS
                 BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distribu-tors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-administrators. BlackRock, Inc. and PFPC are indi-rect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

                 The Administrators generally assist the Fund in all aspects of its administration and operation, including matters re-lating to the maintenance of financial records and fund ac-counting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and pay-able monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to re-ceive a combined administration fee, computed daily and pay-able monthly, at the aggregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net assets and .065% of the average daily net assets of each Portfolio in excess of $1 billion and (ii) .115% of the first $500 million of the average daily net as-sets allocated to Service Shares of each Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the average daily net assets allocated to Service Shares of each Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.

                 For information about the operating expenses the Portfolios paid for the most recent fiscal period, see "What Are the Expenses of the Portfolios?"

TRANSFER
AGENT,           PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND         Street, Philadelphia, Pennsylvania 19103, serves as the
DISBURSING       Portfolios' custodian and PFPC, whose principal offices are
AGENT AND        located at 400 Bellevue Parkway, Wilmington, Delaware 19809,
CUSTODIAN        serves as their transfer agent and dividend disbursing
                 agent.

SHAREHOLDER      The Fund intends to enter into service arrangements with in-
SERVICING        stitutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will render support services to their customers who are the bene-ficial owners of Service Shares. These services are intended to supplement the services provided by the Fund's Adminis-trators and transfer agent to the Fund's shareholders of record. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned bene-ficially by their customers, Institutions may provide one or more of the follow-

                                      32.

--------------------------------------------------------------------------------

 COMPASS CAPITAL PORTFOLIO                   PORTFOLIO MANAGER
 -------------------------                   -----------------
Managed Income             Keith Anderson; Managing Director of BlackRock since
                           1988; Portfolio co-manager since June 1997.
                           Robert Michele (See above); Portfolio co-manager
                           since June 1997.
High Yield                           ,             and Robert S. Kapito (see
                           above); Portfolio co-managers since inception.
International Bond         Andrew Gordon; portfolio manager at BlackRock since
                           1996; responsible for non-dollar research at Barclay
                           Investments from 1994 to 1996 and at CS First Boston
                           from 1986 to 1994; Portfolio manager since January
                           1997.
Tax-Free Income            Kevin Klingert; portfolio manager at BlackRock since
                           1991; prior to joining BlackRock, Assistant Vice
                           President, Merrill, Lynch, Pierce, Fenner & Smith;
                           Portfolio manager since 1995.
Pennsylvania Tax-Free      Kevin Klingert (see above); Portfolio manager since
 Income                    1995.
New Jersey Tax-Free In-    Kevin Klingert (see above); Portfolio manager since
 come                      1995.
Ohio Tax-Free Income       Kevin Klingert (see above); Portfolio manager since
                           1995.

               PAMG was organized in 1994 to perform advisory services for in-vestment companies, and has its principal offices at 1600 Mar-ket Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-adviser are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?" PAMG and the sub-adviser intend to waive a portion of their fees during the current fis-cal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfolios.

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                EACH PORTFOLIO
                         EXCEPT THE INTERNATIONAL BOND                  HIGH YIELD AND
                           AND HIGH YIELD PORTFOLIOS             INTERNATIONAL BOND PORTFOLIOS
                         ----------------------------------      ----------------------------------
AVERAGE DAILY NET          INVESTMENT         SUB-ADVISORY         INVESTMENT         SUB-ADVISORY
ASSETS                    ADVISORY FEE            FEE             ADVISORY FEE            FEE
-----------------        --------------      --------------      --------------      --------------
first $1 billion                .500%               .350%               .550%               .400%
$1 billion--$2 billion          .450                .300                .500                .350
$2 billion--$3 billion          .425                .275                .475                .325
greater than $3 billion         .400                .250                .450                .300

                                      33.

-------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
-------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them, which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution and Servicing Arrange-ments" in the Statement of Additional Information.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Insti-tutions acting on behalf of their customers, as well as certain persons who were shareholders of Compass Capital Group of Funds at the time of its combi-nation with the PNC(R) Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of Institutions. Share purchases are normally effected through a customer's ac-count at an Institution through procedures established in connection with the requirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Service Shares and may suspend and resume the sale of shares of any Portfolio at any time.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the certificates must accompany the redemption request.

                                      34.

--------------------------------------------------------------------------------

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of BlackRock, Inc., an earlier pay-ment could adversely affect a Portfolio. No charge for wiring redemption pay-ments is imposed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption serv-ices and charges, if any, should be obtained by customers from their Institu-tions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      35.

--------------------------------------------------------------------------------
WHAT SPECIAL PURCHASE AND REDEMPTION PROCEDURES MAY APPLY?
--------------------------------------------------------------------------------

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trad-ing hours on the NYSE (currently 4:00 p.m. Eastern Time) on any Business Day (as defined above) are priced according to the net asset value next determined on that day.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre- au-thorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to BlackRock Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Delaware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund re-serves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemp-tion request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

                                      36.

--------------------------------------------------------------------------------

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

The Fund offers a Systematic Withdrawal Plan ("SWP") which may be used by in-vestors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may uti-lize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds at the time of the portfolio's combination with The PNC(R) Fund may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.


                                      37.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Service Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. East-ern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of its Serv-ice Shares that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional Service Shares of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Portfolio declares a dividend each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolios' net investment income will be declared as dividends. The amount of the daily divi-dend for each Portfolio will be based on periodic projections of its net in-vestment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

                                      38.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum tax. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corpo-rate and non-corporate taxpayers in determining alternative minimum tax liabil-ity. Second, "exempt interest dividends" must be taken into account by corpo-rate taxpayers in determining certain adjustments for alternative minimum tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Any loss upon the sale or ex-change of shares held for six months or less will be disallowed for Federal in-come tax purposes to the extent of any exempt interest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be dis-allowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such dividends actually may have been sub-ject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders.

                                      39.

--------------------------------------------------------------------------------
The Portfolio intends to make this election. As a result, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' in-come pro rata (in addition to taxable distributions actually received by them), and each shareholder generally will be entitled either (a) to credit a propor-tionate amount of such taxes against U.S. Federal income tax liabilities, or
(b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. income, should the shareholder so choose.

A Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the se-curity over the basis of such bond immediately after it was acquired) if the Portfolio elects to accrue market discount on a current basis. In addition, in-come may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash dis-tribution to a Portfolio, such Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction or any interest expenses incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Portfolio. For additional information concerning the tax treatment of dividends and distributions by the states listed below including certain restrictions ap-plicable to such treatment, see "Taxes" in the Statement of Additional Informa-tion.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania State-Specific Obligations is not taxable to individuals, estates or trusts under the Personal Income Tax; to corporations under the Corporate Net Income Tax; nor to individuals under the Philadelphia School District Net In-vestment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, but such income is not taxable under the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania State-Specific Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Cor-porate Net Income Tax. Such gain may also be subject to the School District Tax, except that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, are subject to, or included in the measure of, the spe-cial taxes imposed by the Commonwealth of Pennsylvania on banks and other fi-nancial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Cor-porate Capital Stock/Foreign Franchise Tax).

                                      40.

--------------------------------------------------------------------------------

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that the New Jersey Tax-Free Income Portfolio will qualify as a "qualified investment fund" and as a result, substantially all distributions paid by the New Jersey Tax-Free Income Portfo-lio will not be subject to the New Jersey personal income tax. A qualified in-vestment fund is an investment company or trust registered with the Securities and Exchange Commission, or any series of such investment company or trust, which for the calendar year in which the distribution is paid: (a) has no in-vestments other than interest-bearing obligations, obligations issued at a dis-count, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and (b) has at least 80% of the aggregate principal amount of all of its investments, excluding financial options, futures, forward con-tracts, or other similar financial instruments related to interest-bearing ob-ligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by the regulated investment company rules of the Code, cash and cash items, which cash items shall include receiv-ables, in New Jersey State-Specific Obligations or U.S. Government Obligations.

In accordance with New Jersey law as currently in effect, distributions paid by a qualified investment fund are excluded from personal income tax to the extent that the distributions are attributable to interest or gains from New Jersey State-Specific Obligations or to interest or gains from direct U.S. Government Obligations. New Jersey State-Specific Obligations are obligations issued by or on behalf of New Jersey or any county, municipality, or other political subdi-vision of New Jersey. U.S. Government Obligations are obligations which are statutorily free from tax under the laws of the United States. Distributions by a qualified investment fund from most other sources will be subject to the New Jersey personal income tax. Shares of the New Jersey Tax-Free Income Portfolio are not subject to property taxation by New Jersey.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Govern-ment, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly at-tributable to interest on Ohio State-Specific Obligations or the U.S. obliga-tions described above, provided, in the case of U.S. territorial obligations, such interest is excluded from gross income for federal income tax purposes. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, ex-change or other disposition of Ohio State Specific Obligations will not be sub-ject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio cor-poration franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax. This discussion of Ohio taxes assumes that the Ohio Tax-Free Income Portfolio will continue to qualify as a regulated investment company as defined in the Code and that at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio State-Specific Obligations or similar obligations of other states or their subdivisions.

                                      41.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. In addition, the Low Duration Bond, Core Bond and Intermediate Bond Portfolios offer a sixth share class-- BlackRock Shares. This prospectus relates only to Service Shares of the Portfo-lios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of the BlackRock Shares of a Portfolio is expected to be no less than the performance of the Portfolio's Institutional Shares, the performance of both the BlackRock Shares and Institutional Shares of a Portfolio is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of the BlackRock Shares, Institutional Shares and Service Shares of a Portfolio is ex-pected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its BlackRock, Insti-tutional and Service Shares, including an automatic investment plan and an au-tomatic withdrawal plan. For further information regarding the Fund's Institu-tional, Investor and BlackRock Share classes, contact PFPC at (800) 441-7764 (Institutional and BlackRock Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                      42.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for Service Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate to-tal return reflects the total percentage change in value over the measuring pe-riod. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Service Shares are reinvested in Service Shares.

The yield of Service Shares is computed by dividing the Portfolio's net income per share allocated to its Service Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a Portfolio's Service Shares may be compared to the perfor-mance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio's Service Shares may be com-pared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associates and the Lehman Gov-ernment Corporate Bond Index, as well as the benchmarks attached to this Pro-spectus. Performance information may also include evaluations of the Portfolios and their Service Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or re-gional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calculations.

                                      43.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS
 COMMENTARY:                 24 Hours, 7 days a week   toll-free 800-FUTURE4
 (Audio recording updated                              toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7764

 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      44.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for Service Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate to-tal return reflects the total percentage change in value over the measuring pe-riod. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Service Shares are reinvested in Service Shares.

The yield of Service Shares is computed by dividing the Portfolio's net income per share allocated to its Service Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a Portfolio's Service Shares may be compared to the perfor-mance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio's Service Shares may be com-pared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associates and the Lehman Gov-ernment Corporate Bond Index, as well as the benchmarks attached to this Pro-spectus. Performance information may also include evaluations of the Portfolios and their Service Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or re-gional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calculations.

                                      45.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Select Equity
    Large Cap Value Equity              Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity              Index Equity


STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                         January 28, 1998
-------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS INVESTOR SHARES
-------------------------------------------------------------------------------

                                                                          PAGE
ASKING THE KEY
QUESTIONS   What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   7
            What Are The Portfolios?.....................................  12
            What Additional Investment Policies And Risks Apply?.........  15
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  19
            Who Manages The Fund?........................................  20
            How Are Shares Purchased?....................................  24
            How Are Shares Redeemed?.....................................  26
            What Are The Shareholder Features Of The Fund?...............  28
            How Is Net Asset Value Calculated?...........................  30
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  30
            How Are Fund Distributions Taxed?............................  31
            How Is The Fund Organized?...................................  34
            How Is Performance Calculated?...............................  35
            How Can I Get More Information?..............................  36

             This Prospectus sets forth concisely information about the BlackRock FundsSM (the "Fund") money market Portfolios (the "Portfolios") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC main-tains a Web site (http://www.sec.gov) that contains the State-ment of Additional Information, material incorporated by refer-ence and other information regarding the Fund that has been filed with the SEC.

             SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

             The New Jersey, North Carolina, Ohio, Pennsylvania and Virginia Municipal Money Market Portfolios may invest a significant per-centage of their assets in a single issuer and, therefore, in-vestments in these Portfolios may be riskier than an investment in other types of money market funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                      2.

--------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIOS OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles across the spectrum of money market investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Money Market Portfolios of BLACKROCK FUNDS consist of eight short-term investment alternatives. Two of these Portfolios in-vest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed description of each Portfolio begins on page 12.


               BLACKROCK
                PORTFOLIO             LIPPER PEER GROUP

               MONEY MARKET           Money Market Instrument Funds

               U.S. TREASURY
                MONEY MARKET          U.S. Treasury Money Market Funds

               MUNICIPAL MONEY
                MARKET                Tax-Exempt Money Market Funds

               NJ MUNICIPAL
                MONEY MARKET          NJ Tax-Exempt Money Market Funds

               NC MUNICIPAL           Other States Tax-Exempt Money
                MONEY MARKET           Market Funds

               OH MUNICIPAL           Ohio Tax-Exempt Money Market
                MONEY MARKET           Funds

               PA MUNICIPAL
                MONEY MARKET          PA Tax-Exempt Money Market Funds

               VA MUNICIPAL           Other States Tax-Exempt Money
                MONEY MARKET           Market Funds


UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Portfolios. We
BLACKROCK      intend this document to be an effective tool as you explore
MONEY MARKET   different directions in money market investing.
PORTFOLIOS

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective, or that any Portfolio will be able to
MONEY MARKET   maintain a stable net asset value of $1.00 per share. Certain
INVESTING      Portfolios may invest in U.S. dollar-denominated instruments of foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in addition to those inherent in U.S. investments. Each state-specific munici-pal Portfolio will concentrate in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Portfo-lios, which are considered diversified. See "What Additional
               Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE            Portfolios, see "How Are Shares Purchased" and "How Are Shares
BLACKROCK      Redeemed?"
FUNDS


                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Investor Shares of the Portfolios for the fiscal year ended September 30, 1997 as a percentage of average daily net assets. The figures shown for each Portfolio have been re-stated to reflect current expenses and fee waivers. Because no Investor B Shares of the Municipal Money Market Portfolio, no Investor C Shares of the New Jersey Municipal Money Market Portfolio, and no Investor B or C Shares of the other Portfolios were outstanding during the fiscal year ended September 30, 1997, the figures shown for these share classes under "Other expenses" are es-timates for the current fiscal year. An example based on the summary is also shown.

                                MONEY                            U.S. TREASURY                        MUNICIPAL
                               MARKET                             MONEY MARKET                      MONEY MARKET
                              PORTFOLIO                            PORTFOLIO                          PORTFOLIO
                  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES
 (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/1/)            .19%        .19%        .19%       .18%        .18%        .18%         .15%        .15%          .15%
12b-1 fees(/2/)           .10         .75         .75        .10         .75         .75          .10         .75           .75
Other operating
 expenses
 (after fee
 waivers)(/1/)            .70         .55         .55        .70         .55         .55          .74         .59           .59
                        -----       -----       -----       -----      ------      ------       -----       -----         -----
 Shareholder
  servicing fee     .25         .25         .25         .25        .25         .25          .25         .25         .25
 Shareholder
  processing fee    .15         .00         .00         .15        .00         .00          .15         .00         .00
 Other expenses     .30         .30         .30         .30        .30         .30          .34         .34         .34
                  -----        ----        ----        ----       ----        ----        -----        ----        ----
Total Portfolio
 operating
 expenses
 (after fee
 waivers)(/1/)            .99%       1.49%       1.49%       .98%       1.48%       1.48%         .99%       1.49%         1.49%
                        =====       =====       =====       =====      ======      ======       =====       =====         =====

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .42% for each class of the Money Market Portfolio, .44% for each class of the U.S. Treasury Money Mar-ket Portfolio and .45% for each class of the Municipal Money Market Portfo-lio and administration fees would be .15% for each class of the Money Mar-ket Portfolio, .16% for each class of the U.S. Treasury Money Market Port-folio and .18% for each class of the Municipal Money Market Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .51%, .62% and .65%, respectively, for Investor A Shares;
    (ii) .55%, .47% and .50%, respectively, for Investor B Shares; and (iii) .66%, .47% and .53%, respectively, for Investor C Shares; and "Total Port-folio operating expenses" would be: (iv) 1.03%, 1.16% and 1.20%, respec-tively, for Investor A Shares; (v) 1.72%, 1.66% and 1.70%, respectively, for Investor B Shares; and (vi) 1.83%, 1.66% and 1.73%, respectively, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National As-sociation of Securities Dealers, Inc. ("NASD").

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS? (CONTINUED)
--------------------------------------------------------------------------------

                             NEW JERSEY                         NORTH CAROLINA                            OHIO
                              MUNICIPAL                            MUNICIPAL                            MUNICIPAL
                            MONEY MARKET                         MONEY MARKET                         MONEY MARKET
                              PORTFOLIO                            PORTFOLIO                            PORTFOLIO
                  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES
 (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory Fees
 (after fee
 waivers)(/1/)            .09%        .09%        .09%         .06%        .06%        .06%         .11%        .11%        .11%
12b-1 fees(/2/)           .10         .75         .75          .10         .75         .75          .10         .75         .75
Other operating
 expenses
 (after fee
 waivers)(/1/)            .77         .62         .62          .76         .61         .61          .75         .60         .60
                        -----         ---         ---        -----         ---         ---        -----         ---         ---
 Shareholder
  servicing fee     .25         .25         .25          .25         .25         .25          .25         .25         .25
 Shareholder
  processing fee    .15         .00         .00          .15         .00         .00          .15         .00         .00
 Other expenses     .37         .37         .37          .36         .36         .36          .35         .35         .35
                  -----        ----        ----        -----        ----        ----        -----        ----        ----
Total Portfolio
 operating
 expenses
 (after fee
 waivers)(/1/)            .96%       1.46%       1.46%         .92%       1.42%       1.42%         .96%       1.46%       1.46%
                        =====       =====       =====        =====       =====       =====        =====       =====       =====

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .45% and administration fees would be .18% for each class of each Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .75%, .66% and .66%, respectively, for Investor A Shares; (ii) .61%, .51% and .51%, respectively, for Investor B Shares; and (iii) .60%, .51% and .51%, respec-tively, for Investor C Shares; and "Total Portfolio operating expenses" would be: (iv) 1.30%, 1.21% and 1.21%, respectively, for Investor A Shares;
    (v) 1.81%, 1.71% and 1.71%, respectively, for Investor B Shares; and (vi) 1.80%, 1.71% and 1.71%, respectively, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                             PENNSYLVANIA                           VIRGINIA
                               MUNICIPAL                            MUNICIPAL
                             MONEY MARKET                         MONEY MARKET
                               PORTFOLIO                            PORTFOLIO
                   INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES
 (AS A PERCENTAGE
 OF AVERAGE
 NET ASSETS)
Advisory Fees
 (after fee
 waivers)(/1/)             .16%        .16%        .16%         .02%        .02%        .02%
12b-1 fees(/2/)            .10         .75         .75          .10         .75         .75
Other operating
 expenses
 (after fee
 waivers)(/1/)             .73         .58         .58          .80         .65         .65
                           ---         ---         ---          ---         ---         ---
 Shareholder
  servicing fee      .25         .25         .25          .25         .25         .25
 Shareholder
  processing fee     .15         .00         .00          .15         .00         .00
 Other expenses      .33         .33         .33          .40         .40         .40
                   -----        ----        ----        -----        ----        ----
Total Portfolio
 operating
 expenses
 (after fee
 waivers)(/1/)             .99%       1.49%       1.49%         .92%       1.42%       1.42%
                         =====       =====       =====        =====       =====       =====

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .45% and administration fees would be .18% for each class of each Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .62% and .90%, respectively, for Investor A Shares; (ii) .47% and .75%, respective-ly, for Investor B Shares; and (iii) .47 and .75%, respectively, for In-vestor C Shares; and "Total Portfolio operating expenses" would be: (iv) 1.17% and 1.45%, respectively, for Investor A Shares; (v) 1.67% and 1.95%, respectively, for Investor B Shares; and (vi) 1.67% and 1.95%, respective-ly, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       5.

--------------------------------------------------------------------------------

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market Portfolio
 A Shares                            $10        $32        $55          $121
 B Shares*                            15         47         81     164**/158***
 C Shares*                            15         47         81           178
U.S. Treasury Money Market
 Portfolio
 A Shares                            $10        $31        $54          $120
 B Shares*                            15         47         81     163**/157***
 C Shares*                            15         47         81           177
Municipal Money Market Portfolio
 A Shares                            $10        $32        $55          $121
 B Shares*                            15         47         81     164**/158***
 C Shares*                            15         47         81           178
New Jersey Municipal Money Market
 Portfolio
 A Shares                            $10        $31        $53          $118
 B Shares*                            15         46         80     161**/154***
 C Shares*                            15         46         80           175
North Carolina Municipal Money
 Market Portfolio
 A Shares                             $9        $29        $51          $113
 B Shares*                            14         45         78     156**/150***
 C Shares*                            14         45         78           170
Ohio Municipal Money Market
 Portfolio
 A Shares                            $10        $31        $53          $118
 B Shares*                            15         46         80     161**/154***
 C Shares*                            15         46         80           175
Pennsylvania Municipal Money
 Market Portfolio
 A Shares                            $10        $32        $55          $121
 B Shares*                            15         47         81     164**/158***
 C Shares*                            15         47         81           178
Virginia Municipal Money Market
 Portfolio
 A Shares                            $ 9        $29        $51          $113
 B Shares*                            14         45         78     156**/150***
 C Shares*                            14         45         78           170

 * These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a Portfolio received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund as described in the applicable prospectuses. No deferred sales charge is de-ducted upon the redemption of Investor B or Investor C Shares of a Portfolio that are purchased from the Fund and not acquired by exchange. See "What Are The Shareholder Features Of The Fund?--Exchange Privilege."
 ** Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for In-vestor B Shares of an equity portfolio of the Fund).
*** Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for In-vestor B Shares of a fixed income portfolio of the Fund).

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "Who Manages The Fund?--Distribu-tion and Service Plan" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Tables and Example are intended to assist investors in under-standing the expenses the Portfolios pay. Investors bear these expenses either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       6.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the Statement of Additional Information, and has been audited by the Portfolios' independent accountants. This financial information should be read together with those financial statements. For the period shown, no Investor B Shares of the Municipal Money Market Portfolio, Investor C Shares of the New Jersey Municipal Money Market Portfolio and Investor B or C Shares of the other Portfolios except the Money Market Portfolio were outstanding. Further information about the performance of the Portfolios is available in the annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7762.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                                                                   INVESTOR
                                          INVESTOR A SHARES                           INVESTOR B SHARES            C SHARES
                                                                     FOR THE                         FOR THE        FOR THE
                                                                      PERIOD                          PERIOD        PERIOD
                              YEAR      YEAR      YEAR      YEAR    1/13/93/1/     YEAR     YEAR    9/15/95/1/    10/17/96/1/
                             ENDED     ENDED     ENDED     ENDED     THROUGH       ENDED    ENDED    THROUGH        THROUGH
                            9/30/97   9/30/96   9/30/95   9/30/94    9/30/93      9/30/97  9/30/96   9/30/95        9/30/97
 NET ASSET VALUE AT
 BEGINNING OF PERIOD        $   1.00  $   1.00  $   1.00  $   1.00   $   1.00     $  1.00  $  1.00   $   1.00      $   1.00
                            --------  --------  --------  --------   --------     -------  -------   --------      --------
 Income from investment
 operations
 Net investment income        0.0491    0.0485    0.0511    0.0308     0.0188      0.0424   0.0426     0.0020        0.0390
 Net realized gain (loss)
 on investments                  - -       - -       - -       - -        - -         - -      - -        - -           - -
                            --------  --------  --------  --------   --------     -------  -------   --------      --------
   Total from investment
   operations                 0.0491    0.0485    0.0511    0.0308     0.0188      0.0424   0.0426     0.0020        0.0390
                            --------  --------  --------  --------   --------     -------  -------   --------      --------
 LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.0491)  (0.0485)  (0.0511)  (0.0308)   (0.0188)    (0.0424) (0.0426)   (0.0020)      (0.0390)
 Distributions from net
 realized capital gains          - -       - -       - -       - -        - -         - -      - -        - -           - -
                            --------  --------  --------  --------   --------     -------  -------   --------      --------
   Total distributions       (0.0491)  (0.0485)  (0.0511)  (0.0308)   (0.0188)    (0.0424) (0.0426)   (0.0020)      (0.0390)
                            --------  --------  --------  --------   --------     -------  -------   --------      --------
 NET ASSET VALUE AT END
 OF PERIOD                  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00     $. 1.00  $  1.00   $   1.00      $   1.00
                            ========  ========  ========  ========   ========     =======  =======   ========      ========
 Total return                   5.02%     4.96%     5.23%     3.12%      1.89%       4.32%    4.34%      0.20%         3.97%
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
 period (in thousands)      $256,039  $162,099  $ 10,185  $  4,342   $     49        $238  $   138   $     27      $      2
 Ratios of expenses to
 average net assets
  After
  advisory/administration
  fee waivers                   0.70%     0.74%     0.81%     0.75%      0.67%/2/    1.39%    1.36%      1.34%/2/      1.50%/2/
  Before
  advisory/administration
  fee waivers                   1.03%     1.10%     1.19%     1.16%      0.78%/2/    1.72%    1.73%      1.72%/2/      1.83%/2/
 Ratios of net investment
 income to average net
 assets
  After
  advisory/administration
  fee waivers                   4.92%     4.81%     5.15%     3.39%      2.62%/2/    4.26%    4.18%      4.58%/2/      4.01%/2/
  Before
  advisory/administration
  fee waivers                   4.59%     4.45%     4.78%     2.98%      2.51%/2/    3.93%    3.82%      4.20%/2/      3.68%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                   U.S. TREASURY MONEY MARKET PORTFOLIO

                                           INVESTOR A SHARES
                                                                     FOR THE
                                                                      PERIOD
                              YEAR      YEAR      YEAR      YEAR    1/14/93/1/
                              ENDED    ENDED     ENDED     ENDED     THROUGH
                             9/30/97  9/30/96   9/30/95   9/30/94    9/30/93
 NET ASSET VALUE AT
  BEGINNING OF PERIOD        $  1.00  $   1.00  $   1.00  $   1.00   $   1.00
                             -------  --------  --------  --------   --------
 Income from investment
  operations
 Net investment income        0.0468    0.0467    0.0501    0.0309     0.0183
 Net realized gain (loss)
  on investments                 - -       - -       - -       - -        - -
                             -------  --------  --------  --------   --------
   Total from investment
    operations                0.0468    0.0467    0.0501    0.0309     0.0183
                             -------  --------  --------  --------   --------
 LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.0468)  (0.0467)  (0.0501)  (0.0309)   (0.0183)
 Distributions from net
  realized capital gains         - -       - -       - -       - -        - -
                             -------  --------  --------  --------   --------
   Total distributions       (0.0468)  (0.0467)  (0.0501)  (0.0309)   (0.0183)
                             -------  --------  --------  --------   --------
 NET ASSET VALUE AT END OF
  PERIOD                     $  1.00  $   1.00  $   1.00  $   1.00   $   1.00
                             =======  ========  ========  ========   ========
 Total return                   4.75%     4.77%     5.13%     3.11%      1.85%
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)      $43,425  $ 10,630  $  1,285  $  1,656   $     50
 Ratios of expenses to
  average net assets
  After
   advisory/administration
   fee waivers                  0.78%     0.79%     0.80%     0.75%      0.65%/2/
  Before
   advisory/administration
   fee waivers                  1.16%     1.19%     1.21%     1.20%      0.78%/2/
 Ratios of net investment
  income to average net
  assets
  After
  advisory/administration
  fee waivers                   4.70%     4.60%     5.03%     3.60%      2.57%/2/
  Before
   advisory/administration
   fee waivers                  4.32%     4.20%     4.62%     3.14%      2.44%/2/

/1/Commencement of operations of share class.

/2/Annualized.

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                           INVESTOR A SHARES                      INVESTOR C SHARES
                                                                     FOR THE           FOR THE
                                                                      PERIOD           PERIOD
                              YEAR      YEAR      YEAR      YEAR    11/2/92/1/       9/12/97/1/
                              ENDED    ENDED     ENDED     ENDED     THROUGH           THROUGH
                             9/30/97  9/30/96   9/30/95   9/30/94    9/30/93           9/30/97
 NET ASSET VALUE AT
  BEGINNING OF PERIOD        $  1.00  $   1.00  $   1.00  $   1.00   $   1.00          $  1.00
                             -------  --------  --------  --------   --------          -------
 Income from investment
  operations
 Net investment income        0.0290    0.0288    0.0311    0.0193     0.0181           0.0013
 Net realized gain (loss)
  on investments                 - -       - -       - -       - -        - -              - -
                             -------  --------  --------  --------   --------          -------
   Total from investment
    operations                0.0290    0.0288    0.0311    0.0193     0.0181           0.0013
                             -------  --------  --------  --------   --------          -------
 LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.0290)  (0.0288)  (0.0311)  (0.0193)   (0.0181)         (0.0013)
 Distributions from net
  realized capital gains         - -       - -       - -       - -        - -              - -
                             -------  --------  --------  --------   --------          -------
   Total distributions       (0.0290)  (0.0288)  (0.0311)  (0.0193)   (0.0181)         (0.0013)
                             -------  --------  --------  --------   --------          -------
 NET ASSET VALUE AT END OF
  PERIOD                     $  1.00  $   1.00  $   1.00  $   1.00   $   1.00          $  1.00
                             =======  ========  ========  ========   ========          =======
 Total return                   2.93%     2.88%     3.15%     1.95%      1.83%            0.13%
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)      $ 8,468  $  1,851  $     20  $     41   $     15          $    12
 Ratios of expenses to
  average net assets
  After
   advisory/administration
   fee waivers                  0.79%     0.77%     0.79%     0.75%      0.72%/2/         1.32%/2/
  Before
   advisory/administration
   fee waivers                  1.20%     1.21%     1.23%     1.23%      0.83%/2/         1.73%/2/
 Ratios of net investment
  income to average net
  assets
  After
   advisory/administration
   fee waivers                  2.92%     2.80%     3.08%     2.05%      2.23%/2/         2.63%/2/
  Before
   advisory/administration
   fee waivers                  2.51%     2.36%     2.64%     1.58%      2.12%/2/         2.22%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

               NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                                                                      INVESTOR B
                                     INVESTOR A SHARES                  SHARES
                                    FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD
                            YEAR        2/1/96        1/16/96/1/      3/20/97/1/
                            ENDED      THROUGH         THROUGH         THROUGH
                           9/30/97     9/30/96         1/31/96         9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  1.00     $   1.00        $  1.00         $   1.00
                           -------     --------        -------         --------
Income from investment
 operations
 Net investment income      0.0268       0.0175           0.00           0.0077
 Net realized gain (loss)
  on investments               - -          - -            - -              - -
                           -------     --------        -------         --------
  Total from investment
   operations               0.0268       0.0175           0.00           0.0077
                           -------     --------        -------         --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income        (0.0268)     (0.0175)          0.00          (0.0077)
 Distributions from net
  realized capital gains       - -          - -            - -              - -
                           -------     --------        -------         --------
  Total distributions      (0.0268)     (0.0175)          0.00          (0.0077)
                           -------     --------        -------         --------
NET ASSET VALUE AT END OF
 PERIOD                    $  1.00     $   1.00        $  1.00         $   1.00
                           =======     ========        =======         ========
Total return                  2.71%        1.76%          2.66%            0.77%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $21,691     $ 17,314        $21,662              - -/3/
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.86%        0.78%/2/       0.71%/2/         1.37%/2/
 Before
  advisory/administration
  fee waivers                 1.30%        1.27%/2/       1.20%/2/         1.81%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 2.68%        2.63%/2/       2.66%/2/         2.35%/2/
 Before
  advisory/administration
  fee waivers                 2.24%        2.15%/2/       2.17%/2/         1.91%/2/

+ The Portfolio commenced operations on July 1, 1991 as the New Jersey
  Municipal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio of investments maintained by the Fund.

/1/Commencement of operations of share class.

/2/Annualized.

/3/There were no Investor B Shares outstanding as of September 30, 1997.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                  INVESTOR A SHARES
                                                                  FOR THE
                                                                   PERIOD
                                               YEAR      YEAR    2/14/95/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/97   9/30/96    9/30/95
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00   $   1.00
                                             --------  --------   --------
Income from investment operations
 Net investment income                         0.0287    0.0286     0.0194
 Net realized gain (loss) on investments          - -       - -        - -
                                             --------  --------   --------
  Total from investment operations             0.0287    0.0286     0.0194
                                             --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0287)  (0.0286)   (0.0194)
 Distributions from net realized capital
  gains                                           - -       - -        - -
                                             --------  --------   --------
  Total distributions                         (0.0287)  (0.0286)   (0.0194)
                                             --------  --------   --------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00   $   1.00
                                             ========  ========   ========
Total return                                     2.91%     2.90%      1.95%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $    304  $    111   $     53
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.76%     0.76%      0.83%/2/
 Before advisory/administration fee waivers      1.21%     1.25%      1.36%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       2.88%     2.83%      3.05%/2/
 Before advisory/administration fee waivers      2.43%     2.34%      2.52%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                   OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                             INVESTOR A SHARES
                                                                  FOR THE
                                                                   PERIOD
                                     YEAR      YEAR      YEAR    10/5/93/1/
                                    ENDED     ENDED     ENDED     THROUGH
                                   9/30/97   9/30/96   9/30/95    9/30/94
 NET ASSET VALUE AT BEGINNING OF
  PERIOD                           $   1.00  $   1.00  $   1.00   $   1.00
                                   --------  --------  --------   --------
 Income from investment
  operations
 Net investment income               0.0292    0.0293    0.0310     0.0199
 Net realized gain (loss) on
  investments                           - -       - -       - -        - -
                                   --------  --------  --------   --------
   Total from investment
    operations                       0.0292    0.0293    0.0310     0.0199
                                   --------  --------  --------   --------
 LESS DISTRIBUTIONS
 Distributions from net
  investment income                 (0.0292)  (0.0293)  (0.0310)   (0.0199)
 Distributions from net realized
  capital gains                         - -       - -       - -        - -
                                   --------  --------  --------   --------
   Total distributions              (0.0292)  (0.0293)  (0.0310)   (0.0199)
                                   --------  --------  --------   --------
 NET ASSET VALUE AT END OF
  PERIOD                           $   1.00  $   1.00  $   1.00   $   1.00
                                   ========  ========  ========   ========
 Total return                          2.96%     2.98%     3.15%      2.01%
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                       $ 15,876  $  5,672  $     75   $     28
 Ratios of expenses to average
  net assets
  After advisory/administration
   fee waivers                         0.79%     0.79%     0.80%      0.62%/2/
  Before advisory/administration
   fee waivers                         1.21%     1.25%     1.26%      1.26%/2/
 Ratios of net investment income
  to average net assets
  After advisory/administration
   fee waivers                         2.92%     2.88%     3.02%      1.94%/2/
  Before advisory/administration
   fee waivers                         2.50%     2.42%     2.56%      1.30%/2/

/1/Commencement of operations of share class.

/2/Annualized.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

               PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                               INVESTOR A SHARES
                                                                     FOR THE
                                                                     PERIOD
                                       YEAR      YEAR      YEAR    12/28/93/1/
                                      ENDED     ENDED     ENDED      THROUGH
                                     9/30/97   9/30/96   9/30/95     9/30/94
 NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00   $   1.00
                                     --------  --------  --------   --------
 Income from investment operations
 Net investment income                 0.0285    0.0281    0.0302     0.0153
 Net realized gain (loss) on
 investments                              - -       - -       - -        - -
                                     --------  --------  --------   --------
   Total from investment operations    0.0285    0.0281    0.0302     0.0153
                                     --------  --------  --------   --------
 LESS DISTRIBUTIONS
 Distributions from net investment
 income                               (0.0285)  (0.0281)  (0.0302)   (0.0153)
 Distributions from net realized
 capital gains                            - -       - -       - -        - -
                                     --------  --------  --------   --------
   Total distributions                (0.0285)  (0.0281)  (0.0302)   (0.0153)
                                     --------  --------  --------   --------
 NET ASSET VALUE AT END OF PERIOD    $   1.00  $   1.00  $   1.00   $   1.00
                                     ========  ========  ========   ========
 Total return                            2.89%     2.90%     3.06%      1.58%
 RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
 thousands)                          $ 98,218  $ 63,424  $    750   $    139
 Ratios of expenses to average net
 assets
  After advisory/administration
  fee waivers                            0.77%     0.81%      .82%      0.65%/2/
  Before advisory/administration
  fee waivers                            1.17%     1.23%     1.24%      1.22%/2/
 Ratios of net investment income
 to average net assets
  After advisory/administration
  fee waivers                            2.85%     2.81%     3.03%      2.11%/2/
  Before advisory/administration
  fee waivers                            2.45%     2.39%     2.61%      1.54%/2/

/1/Commencement of operations of share class.

/2/Annualized.

                 VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                       INVESTOR A SHARES
                                                            FOR THE
                                                            PERIOD
                                                          5/27/97/1/
                                                            THROUGH
                                                            9/30/97
NET ASSET VALUE AT BEGINNING OF PERIOD                     $   1.00
                                                           --------
Income from investment operations
 Net investment income                                       0.0102
 Net realized gain (loss) on investments                        - -
                                                           --------
  Total from investment operations                           0.0102
                                                           --------
LESS DISTRIBUTIONS
 Distributions from net investment income                   (0.0102)
 Distributions from net realized capital gains                  - -
                                                           --------
  Total distributions                                       (0.0102)
                                                           --------
NET ASSET VALUE AT END OF PERIOD                           $   1.00
                                                           ========
Total return                                                   1.03%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)                $  1,096
 Ratios of expenses to average net assets
 After advisory/administration fee waivers                     0.86%/2/
 Before advisory/administration fee waivers                    1.45%/2/
 Ratios of net investment income to average net assets
 After advisory/administration fee waivers                     2.95%/2/
 Before advisory/administration fee waivers                    2.36%/2/

/1/Commencement of operations of share class.

/2/Annualized.


                                      11.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

MONEY MARKET      The investment objective of the Money Market Portfolio is to
PORTFOLIO         provide as high a level of current interest income as is con-
                  sistent with maintaining liquidity and stability of princi-pal. The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations, that are available in the money markets. In particular, the Portfolio may invest in:

                  (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings insti-tutions with total assets in excess of $1 billion (in-cluding obligations of foreign branches of such banks);

                  (B) high quality commercial paper and other obligations is-
                      sued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

                  (C) unrated notes, paper and other instruments that are of comparable quality as determined by the Portfolio's sub-adviser under guidelines established by the Fund's Board of Trustees;

                  (D) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obliga-tions and credit card receivables);

                  (E) securities issued or guaranteed as to principal and in-
                      terest by the U.S. Government or by its agencies or in-strumentalities and related custodial receipts;

                  (F) dollar-denominated securities issued or guaranteed by
                      foreign governments or their political subdivisions, agencies or instrumentalities;

                  (G) guaranteed investment contracts issued by highly-rated
                      U.S. insurance companies;

                  (H) securities issued or guaranteed by state or local govern-
                      mental bodies; and

                  (I) repurchase agreements relating to the above instruments.

U.S. TREASURY     The investment objective of the U.S. Treasury Money Market
MONEY MARKET      Portfolio is to provide as high a level of current interest
PORTFOLIO         income as is consistent with maintaining liquidity and sta-
                  bility of principal. It pursues this objective by investing exclusively in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such obligations.

MUNICIPAL         The investment objective of the Municipal Money Market Port-
PORTFOLIOS        folio is to provide as high a level of current interest in-
                  come exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the Dis-trict of Columbia, and their political subdivisions, agen-cies, instrumentalities and authorities ("Municipal Obliga-tions").

                                      12.

--------------------------------------------------------------------------------

               The investment objective of the New Jersey Municipal Money Mar-ket Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio (the "State-Specific Municipal Portfolios") is, for each Portfolio, to seek as high a level of current income ex-empt from Federal, and to the extent possible, state income tax of the specific state in which a Portfolio concentrates, as is consistent with maintaining liquidity and stability of princi-pal.

               The Municipal Money Market Portfolio and the State-Specific Mu-nicipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily investing in:

               (A) fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

               (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

               (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

               (D) unrated notes, paper or other instruments that are of com-
                   parable quality as determined by the Portfolios' sub-ad-viser under guidelines established by the Fund's Board of Trustees; and

               (E) municipal bonds and notes which are guaranteed as to prin-
                   cipal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

               During normal market conditions, at least 80% of each Municipal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Municipal Money Market Portfolio intends, on the other hand, to invest less than 25% of its to-tal assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods, each Municipal Portfolio may invest without limitation in obligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

               Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Portfolio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpayers subject to the Federal alternative minimum tax is taxable.

               Each Municipal Portfolio may invest 25% or more of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activ-ity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

                                      13.

-------------------------------------------------------------------------------

QUALITY,         All securities acquired by the Portfolios will be determined
MATURITY AND     at the time of purchase by the Portfolios' sub-adviser, un-
DIVERSIFICATION  der guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Secu-rities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the secu-rity is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated
                 (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as deter-mined in accordance with guidelines approved by the Board of Trustees.

                 Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not exceed 90 days. In no event will a Portfolio purchase securities which mature more than 397 days from the date of purchase (except for certain variable and floating rate in-struments and securities collateralizing repurchase agree-ments). Securities in which the Portfolios invest may not earn as high a level of income as longer term or lower qual-ity securities, which generally have greater market risk and more fluctuation in market value.

                 The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified port-folios, and the State-Specific Municipal Portfolios are classified as non-diversified portfolios, under the Invest-ment Company Act of 1940 (the "1940 Act"). Investment re-turns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities rela-tive to the number held in a diversified portfolio. Conse-quently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, because the State-Specific Municipal Portfolios concentrate their in-vestments in obligations of issuers located in particular states, investments in these Portfolios may be riskier than an investment in other money market funds.

                                      14.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The obligations of foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Sec-tion 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their investment ob-jectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of cer-tain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

                                      15.

-------------------------------------------------------------------------------

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Municipal Portfolio and affect its share price.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mortgage obligations ("CMOs") issued by the Federal National Mortgage Associa-tion, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of prepayment proceeds by the particu-lar Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instru-ments may include variable amount master demand notes that permit the indebt-edness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfo-lio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturi-ties exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such

                                      16.

--------------------------------------------------------------------------------
as the Salomon Brothers CD Index), but is guaranteed not to be less than a cer-tain minimum rate. The Money Market Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instru-ments that cannot be disposed of within seven days, GICs, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% limit. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increas-ing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securi-ties.


                                      17.

--------------------------------------------------------------------------------
STATE-SPECIFIC MUNICIPAL PORTFOLIOS-ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Municipal Portfolios in State-Spe-cific Obligations raises special investment considerations. Changes in the eco-nomic condition and governmental policies of a state and its political subdivi-sions could adversely affect the value of a Portfolio's shares. Certain matters relating to some of the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Considera-tions Regarding State-Specific Obligations" in the Statement of Additional In-formation.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last six years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unem-ployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Spe-cific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following five years. As of June 30, 1996, the General Fund has a surplus of $635.2 million. A relatively high proportion of persons 65 and older in the Commonwealth, court ordered increases in healthcare reimbursement rates and higher correctional program costs place increased pressures on the tax resources of the Common-wealth and its municipalities. The Commonwealth's debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

                                      18.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax and not subject to the Federal alternative minimum tax ("AMT"), except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax (including instruments which are subject to AMT), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S. Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its investments in Eligible Securities that are not in the highest rating category as determined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total assets, with investments in any one such issuer be-ing limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      19.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of the Fund are managed under the
TRUSTEES          direction of the Fund's Board of Trustees. The following per-
                  sons currently serve on the Board:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Global Wireless.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                 Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, Uni-versity of Pennsylvania.

                 David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

INVESTMENT
ADVISER AND       The Adviser to BlackRock Funds is BlackRock, Inc. BlackRock,
SUB-ADVISER       Inc. (formerly PNC Asset Management Group, Inc.) was orga-
                  nized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market
                  Street, 29th Floor, Philadelphia, Pennsylvania 19103. Black-
                  Rock, Inc. is an indirect wholly-owned subsidiary of PNC Bank
                  Corp., a multi-bank holding company. PNC Institutional Man-agement Corporation ("PIMC"), an affiliate of BlackRock, Inc., serves as each Portfolio's sub-adviser. PIMC's princi-pal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.

                  As adviser, BlackRock, Inc. is responsible for the overall investment management of the Portfolios. As sub-adviser, PIMC is responsible for the day-to-day management of the Portfo-lios, and generally makes all purchase and sale investment decisions for the Portfolios. PIMC also provides research and credit analysis. Portfolio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, sub-ject to the requirements of best execution.

                  THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

                  . BlackRock Financial Management, Inc.: Domestic and non-
                   dollar fixed income.

                  . PNC Equity Advisors: Growth equity.

                  . Provident Capital Management: Value equity.

                  . CastleInternational Asset Management: International equity.

                  . PIMC: Money market.

                  For their investment advisory and sub-advisory services, BlackRock, Inc. and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by BlackRock, Inc., and do not represent an extra charge to the Portfolios.

                      MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO
                                         (BEFORE WAIVERS)

            AVERAGE DAILY NET                 INVESTMENT                  SUB-ADVISORY
            ASSETS                           ADVISORY FEE                     FEE
            first $1 billion                     .450%                        .400%
            $1 billion--$2 billion               .400                         .350
            $2 billion--$3 billion               .375                         .325
            greater than $3 billion              .350                         .300


                                      20.

--------------------------------------------------------------------------------

               For the twelve months ended September 30, 1997, the Portfolios paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Money Market Portfolio, .09%; U.S. Trea-sury Money Market Portfolio, .08%; Municipal Money Market Port-folio, .06%; Ohio Municipal Money Market Portfolio, .06%; Penn-sylvania Municipal Money Market Portfolio, .07%; North Carolina Municipal Money Market Portfolio, .06%; Virginia Municipal Money Market Portfolio, .00%; New Jersey Municipal Money Market Portfolio, .06%.

ADMINISTRATORS
               BlackRock, Inc., PFPC Inc. ("PFPC"), and BlackRock Distribu-tors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-administrators. BlackRock, Inc. and PFPC are indirect whol-ly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net assets and .065% of the av-erage daily net assets of each Portfolio in excess of $1 bil-lion and (ii) .065% of the first $500 million of the average daily net assets allocated to each class of Investor Shares of each Portfolio, .055% of the next $500 million of such average daily net assets and .045% of the average daily net assets al-located to each class of Investor Shares of each Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfo-lio.

               For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER
AGENT,         PNC Bank, National Association ("PNC Bank"), whose principal
DIVIDEND       offices are located at 1600 Market Street, Philadelphia, Penn-
DISBURSING     sylvania 19103, serves as the Portfolios' custodian and PFPC,
AGENT AND      whose principal offices are located at 400 Bellevue Parkway,
CUSTODIAN      Wilmington, Delaware 19809, serves as their transfer agent and dividend disbursing agent.

DISTRIBUTION
AND SERVICE    Under the Fund's Distribution and Service Plan (the "Plan"),
PLAN           Investor Shares of the Portfolios bear the expense of payments
               ("distribution fees") made to BDI, as the Fund's distributor
               (the "Distributor"), or affiliates of PNC Bank for distribution and sales support services. The distribution fees may be used to compensate the Distributor for distribution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for re-lated expenses, including payments to brokers, dealers, finan-cial institutions and industry professionals ("Service Organi-zations") for sales support services and related expenses. Dis-tribution fees payable under the Plan will not exceed .10%
               (annualized) of the average daily net asset value of each Port-folio's outstanding Investor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstand-ing Investor B and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead

                                      21.

-------------------------------------------------------------------------------

                 expenses). The Plan also permits the Distributor, the Admin-istrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational pro-grams, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For fur-ther information, see "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

                 Under the Plan, the Fund intends to enter into service ar-rangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support services to their customers who are the ben-eficial owners of Investor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of the following services: responding to customer in-quiries relating to the services performed by the Service Organization and to customer inquiries concerning their in-vestments in Investor Shares; assisting customers in desig-nating and changing dividend options, account designations and addresses; and providing other similar shareholder liai-son services. In consideration for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their cus-tomers, Service Organizations may provide one or more of these additional services to such customers: processing pur-chase and redemption requests from customers and placing or-ders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of cus-tomers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and providing other similar services.

                 Service Organizations may charge their clients additional fees for account services. Customers who are beneficial own-ers of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organizations.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. It is intended that the services provided by Service Organizations under their service agree-ments will not be prohibited under these laws. Under state securities laws, banks and financial institutions that re-ceive payments from the Fund may be required to register as dealers.

EXPENSES
                 Expenses are deducted from the total income of each Portfo-lio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to BlackRock, Inc. and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospec-tuses and statements of additional information and of print-ing and distributing prospectuses and statements of addi-tional information to existing shareholders, expenses relat-ing to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of indepen-
                 dent pricing services, and other ex     -

                                      22.

--------------------------------------------------------------------------------

               penses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all in-vestment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equi-table.

                                      23.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $50 minimum for subsequent investments. Purchases through the Automatic Invest-ment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of a Portfolio. All share purchase orders that fail to specify a class will automatically be invested in Investor A Shares.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor. Purchase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day. Pay-ment for an order may be made by the broker in Federal funds or other funds im-mediately available to the Portfolios' custodian no later than 4:00 p.m. (East-ern time) on the third Business Day following receipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to BlackRock Funds. The Fund does not accept third party checks for initial or subsequent investments. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares, and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. East-ern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day.

OTHER PURCHASE INFORMATION. Purchase orders for Investor Shares of the Portfo-lios that are in proper form are executed at their net asset value per share next determined after receipt by the Fund; however, orders will not be executed until payments not made in Federal funds are converted to Federal funds (which normally occurs within two Business Days of receipt) unless a creditworthy fi-nancial institution undertakes to pay for an order in Federal funds by 4:00 p.m. (Eastern Time) the same Business Day an order is placed.

Under certain circumstances, the Fund may reject large individual purchase or-ders received after 12:00 noon. The Fund may in its discretion reject any order for shares.

Investor B and C Shares have higher operating expenses than Investor A Shares and may not be appropriate for investors that do not plan to exchange into In-vestor B or Investor C Shares of the Fund's non-money market portfolios. In-vestor B Shares of a Portfolio will automatically convert to Investor A Shares at the time

                                      24.

--------------------------------------------------------------------------------
the Investor B Shares of the non-money market portfolio that were previously purchased would have converted. The purpose of the conversion is to relieve the holders of Investor B Shares of the higher operating expenses charged to In-vestor B Shares. The conversion from Investor B Shares to Investor A Shares will take place at the net asset value of each class of shares at the time of the conversion. After such conversion, an investor would hold Investor A Shares subject to the operating expenses for Investor A Shares. Upon each conversion of Investor B Shares that were not acquired through reinvestment of dividends or distributions, a proportionate amount of Investor B Shares that were ac-quired through reinvestment of dividends or distributions will likewise auto-matically convert to Investor A Shares.

Shares of each Portfolio are sold on a continuous basis by BDI as the Distribu-tor. BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Phil-adelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will bereturned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible in-vestments for that Portfolio. The Fund reserves the right to reject any pur-chase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of a Portfo-lio at any time.

                                      25.

--------------------------------------------------------------------------------
HOW ARE SHARES REDEEMED?
--------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the con-tingent deferred sales charge that may be charged with respect to Investor B and Investor C Shares, there is no charge for a redemption. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service. When redeeming Investor Shares in the Portfo-lios, shareholders should indicate whether they are redeeming Investor A Shares, Investor B Shares or Investor C Shares. If a redeeming shareholder owns both Investor A Shares and Investor B or Investor C Shares in the same Portfo-lio, the Investor A Shares will be redeemed first unless the shareholder indi-cates otherwise. If a redeeming shareholder owns both Investor B Shares and In-vestor C Shares in the same Portfolio, the redemption order will be processed to minimize the amount of the contingent deferred sales charge that will be charged unless the shareholder indicates otherwise. Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions gener-ally include banks, broker/dealers, credit unions, national securities ex-changes, registered securities associations, clearing agencies and savings as-sociations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

REDEMPTION BY CHECK. Upon request, the Fund will provide the holders of In-vestor A Shares with checkwriting privileges. An investor wishing to use this checkwriting redemption procedure must complete the checkwriting application and signature card when completing the account application. Investors inter-ested in obtaining the checkwriting option on existing accounts may contact PFPC at (800) 441-7762 and application forms will be provided. The checkwriting option is not available in connection with the redemption of Investor B or In-vestor C Shares.

Upon receipt of the checkwriting application and signature card by PFPC, checks will be forwarded to the investor. The minimum amount of a check is $100. Checks may be made payable to anyone and are negotiated according to bank clearing procedures. If more than one shareholder owns the account, each share-holder must sign each check, unless an election has been made to permit checkwriting by a limited number of signatures and such election is on file with PFPC. Investor A Shares represented by a check redemption will continue to earn daily income until the check is presented for payment. PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of Investor A Shares owned to cover the check. When redeeming Investor A Shares by check, an investor should make certain that there is an adequate number of Investor A Shares in the account to cover the amount of the check. If an insufficient num-ber of Investor A Shares is held or if checks are not properly endorsed, they may not be honored and a service charge may be incurred. Checks may not be pre-sented for cash payments at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to termi-nate these redemption privileges. If the proceeds of a redemption would exceed

                                      26.

--------------------------------------------------------------------------------
$25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the minimum initial investment requirement amount as the result of a redemption or an exchange request. A shareholder will be noti-fied in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid on re-demption may be more or less than the amount invested depending on a share's net asset value at the time of redemption. Proceeds from the redemption of In-vestor B and Investor C Shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless another payment option is used as de-scribed above, payment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other neces-sary documents in proper order. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

BlackRock Funds offers shareholders many special features which enable an in-vestor to have greater investment flexibility as well as greater access to in-formation about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762.


                                      27.

--------------------------------------------------------------------------------
WHAT ARE THE SHAREHOLDER FEATURES OF THE FUND?
--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE. Investor Shares of each Portfolio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset values, subject to any applica-ble sales charge.

Unless an exemption applies, a front-end sales charge will be charged in con-nection with exchanges for Investor A Shares of the Fund's non-money market in-vestment portfolios. Similarly, exchanges of Investor A Shares of a Portfolio for Investor B or Investor C Shares of a non-money market portfolio of the Fund will also be subject to a CDSC, unless an exemption applies. Investor B Shares of the Portfolios are only exchangeable for Investor B Shares of the Fund's other investment portfolios, and Investor C Shares of the Portfolios are only exchangeable for Investor C Shares of the Fund's other investment portfolios. Investor B and Investor C Shares are exchangeable without the payment of any contingent deferred sales charge at the time the exchange is made. In determin-ing the holding period for calculating the contingent deferred sales charge payable on redemption of Investor B and Investor C Shares, the holding period of the Investor B or Investor C Shares originally held will be added to the holding period of the Investor B or Investor C Shares acquired through ex-change. No exchange fee is imposed by the Fund.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a non-money market portfolio based on their respective net asset values. Such exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, tele-phone exchanges may be difficult to complete and shareholders may have to sub-mit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.


                                      28.

--------------------------------------------------------------------------------
The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $50 or more either monthly, every other month, quar-terly, three times a year, semi-annually, or annually. Automatic withdrawals are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereaf-ter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. No contingent deferred sales charge will be as-sessed on redemptions of Investor B and Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B and Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B and Investor C Shares in excess of this limit are still subject to the applicable CDSC.

                                      29.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees. The Portfolios do not expect to re-alize net long-term capital gains.

Dividends are reinvested in additional full and fractional Investor Shares of the same class on which the dividends are paid, unless a shareholder elects to receive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

                                      30.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the receipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax preference for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

Each Municipal Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax purposes, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

This is not an exhaustive discussion of applicable tax consequences, and investors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Information.

NEW JERSEY TAXES. It is anticipated that the New Jersey Municipal Money Market Portfolio will qualify as a "qualified investment fund" and as a result, substantially all distributions paid by the New Jersey Municipal Money Market Portfolio will not be subject to the New Jersey personal income tax. A qualified investment fund is an investment company or trust registered with the Securities and Exchange Commission, or any series of such investment company or trust, which for the calendar year in which the distribution is paid: (a)

                                      31.

--------------------------------------------------------------------------------

has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and (b) has at least 80% of the aggregate principal amount of all of its investments, excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by the regulated investment company rules of the Code, cash and cash items, which cash items shall include receivables, in New Jersey State-Specific Obligations or U.S. Government Obligations.

In accordance with New Jersey law as currently in effect, distributions paid by a qualified investment fund are excluded from personal income tax to the extent that the distributions are attributable to interest or gains from New Jersey State--Specific Obligations or to interest or gains from direct U.S. Government Obligations. New Jersey State--Specific Obligations are obligations issued by or on behalf of New Jersey or any county, municipality, or other political sub-division of New Jersey. U.S. Government Obligations are obligations which are statutorily free from tax under the laws of the United States. Distributions by a qualified investment fund from most other sources will be subject to the New Jersey personal income tax. Shares of the New Jersey Municipal Money Market Portfolio are not subject to property taxation by New Jersey.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obligations of the U.S. Government or North Carolina State-Specific Obligations. Distributions derived from interest earned on obligations of political subdivisions of Puerto Rico, Guam and the U.S. Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Government (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Government securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio State-Specific Obligations or the U.S. obligations described above provided, in the case of U.S. territorial obligations, such interest is excluded from gross income for federal income tax purposes. However, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale,

                                      32.

--------------------------------------------------------------------------------

exchange or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax. This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Portfolio will continue to qualify as a regulated investment company as defined in the Code and that at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio State-Specific Obligations or similar obligations of other states or their subdivisions.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations is not taxable to individuals, estates or trusts under the Personal Income Tax; to corporations under the Corporate Net Income Tax; nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other disposition by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax and the Corporate Net Income Tax, but such income is not taxable under the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, are subject to, or included in the measure of, special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

VIRGINIA TAXES. Dividends paid by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will generally be exempt from the Virginia income tax. Dividends derived from interest on debt obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will also be exempt from the Virginia income tax. Dividends derived from interest on debt obligations other than those described above will be subject to the Virginia income tax even though it may be excludable from gross income for Federal income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. Capital gains distributed to shareholders derived from Virginia obligations issued pursuant to special Virginia enabling legislation which provides a specific exemption for such gains will be exempt from Virginia income tax.

The Virginia Department of Taxation has adopted a policy of allowing shareholders to exclude from their Virginia taxable income the exempt portion of distributions from a regulated investment company even though the shareholders receive distributions monthly but receive reports substantiating the exempt portion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may exclude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

                                      33.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. Each Money Market Portfo-lio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Investor Shares of the eight money market portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. Be-cause of these "class expenses", the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connec-tion with its Institutional and Service Shares, including an automatic invest-ment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Service and Institutional share classes, contact PFPC at
(800) 441-7764.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

                                      34.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Each Portfolio may advertise its "yield", "effective yield" and total return for each class of Investor Shares. These performance figures are based on his-torical earnings and are not intended to indicate future performance. "Yield" refers to the income generated by an investment in a particular class of a Portfolio's Investor Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated simi-larly but, when annualized, the income earned by an investment in a particular class of a Portfolio's Investor Shares is assumed to be reinvested. The "effec-tive yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A Municipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield for a partic-ular class of Investor Shares.

The performance of each class of Investor Shares of a Portfolio may be compared to the performance of mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the yield of a particular class of Investor Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Performance information may also include evaluations of the Portfolios published in nationally recognized ranking services, and information as reported by financial publications such as Business Week, Fortune, Institu-tional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

                                      35.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800- FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7762
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      36.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity

    Mid-Cap Growth Equity               Micro-Cap Equity
                                        International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity
    Small Cap Value Equity              International Small Cap Equity
                                        Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                         January 28, 1998
-------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   6
            What Are The Portfolios?.....................................  14
            What Additional Investment Policies And Risks Apply?.........  17
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  21
            Who Manages The Fund?........................................  22
            How Are Shares Purchased And Redeemed?.......................  24
            How Is Net Asset Value Calculated?...........................  26
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  26
            How Are Fund Distributions Taxed?............................  27
            How Is The Fund Organized?...................................  30
            How Is Performance Calculated?...............................  31
            How Can I Get More Information?..............................  32

ASKING THE KEY
QUESTIONS

             This Prospectus sets forth concisely information about the BlackRock Funds SM (the "Fund") money market Portfolios that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from the Fund by call-ing (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other infor-mation regarding the Fund that has been filed with the SEC.

             SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

             The New Jersey, North Carolina, Ohio, Pennsylvania and Virginia Municipal Money Market Portfolios may invest a significant per-centage of their assets in a single issuer and, therefore, in-vestments in these Portfolios may be riskier than an investment in other types of money market funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                      2.

--------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIOS OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles across the spectrum of money market investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Money Market Portfolios of BLACKROCK FUNDS consist of eight short-term investment alternatives. Two of these Portfolios in-vest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed description of each Portfolio begins on page 14.

                                        LIPPER PEER GROUP
               BLACKROCK
               PORTFOLIO




               MONEY MARKET             Institutional Money Market
                                         Instrument Funds

               U.S. TREASURY MONEY      Institutional U.S. Treasury Money
                MARKET                   Market Funds

               MUNICIPAL MONEY          Institutional Tax-Exempt Money
                MARKET                   Market Funds

               NJ MUNICIPAL MONEY       NJ Tax-Exempt Money Market Funds
                MARKET

               NC MUNICIPAL MONEY       Other States Tax-Exempt Money Market
                MARKET                   Funds
               OH MUNICIPAL MONEY       Ohio Tax-Exempt Money Market Funds
                MARKET
               PA MUNICIPAL MONEY       PA Tax-Exempt Money Market Funds
                MARKET

               VA MUNICIPAL MONEY       Other States Tax-Exempt Money Market
                MARKET                   Funds

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Portfolios. We
BLACKROCK      intend this document to be an effective tool as you explore
MONEY MARKET   different directions in money market investing.
PORTFOLIOS

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective, or that any Portfolio will be able to
MONEY MARKET   maintain a stable net asset value of $1.00 per share. Certain
INVESTING      Portfolios may invest in U.S. dollar-denominated instruments of foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in addition to those inherent in U.S. investments. Each state-specific munici-pal Portfolio will concentrate in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Portfo-lios, which are considered diversified. See "What Additional
               Investment Policies And Risks Apply?"

               For information on how to purchase and redeem shares of the
INVESTING IN   Portfolios, see "How Are Shares Purchased And Redeemed?"
THE
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Institutional Shares of the Portfolios for the fiscal year ended September 30, 1997 as a per-centage of average daily net assets. The figures shown for each Portfolio have been restated to reflect current expenses and fee waivers. An example based on the summary is also shown.

                                                                        NEW
                                                                      JERSEY
                                       U.S. TREASURY    MUNICIPAL    MUNICIPAL
                              MONEY        MONEY          MONEY        MONEY
                             MARKET       MARKET         MARKET       MARKET
                            PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers) (/1/)                   .19%           .18%           .15%       .09%
Other operating expenses          .23%           .23            .27        .30
                                 ----         ------         ------       ----
 Administration fees (after
  fee waivers)(/1/)          .15          .16            .18          .18
 Other expenses              .08          .07            .09          .12
                            ----       ------         ------         ----
Total Portfolio operating
 expenses (after fee
 waivers)(/1/)                    .42%           .41%           .42%       .39%
                                 ====         ======         ======       ====
                              NORTH
                            CAROLINA       OHIO       PENNSYLVANIA   VIRGINIA
                            MUNICIPAL    MUNICIPAL      MUNICIPAL    MUNICIPAL
                              MONEY        MONEY          MONEY        MONEY
                             MARKET       MARKET         MARKET       MARKET
                            PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                    .06%           .11%           .16%       .02%
Other operating expenses          .24            .28            .26        .28
                                 ----         ------         ------       ----
 Administration fees (after
  fee waivers)(/1/)          .16          .18            .18          .15
 Other expenses              .08          .10            .08          .13
                            ----       ------         ------         ----
Total Portfolio operating
 expenses (after fee
 waivers)(/1/)                    .30%           .39%           .42%       .30%
                                 ====         ======         ======       ====

(1) Without waivers, advisory fees would be .42% for the Money Market Portfo-lio, .44% for the U.S. Treasury Money Market Portfolio and .45% for each of the other Portfolios and administration fees would be .15% for the Money Market Portfolio, .16% for the U.S. Treasury Money Market Portfolio and .18% for each of the other Portfolios. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .23%, .25%, .27%, .31%, .28%, .28%, .25% and .36%, respectively, and "Total Portfolio operat-ing expenses" would be .65%, .69%, .72%, .76%, .73%, .73%, .70%, and .81%
    respectively.

                                       4.

--------------------------------------------------------------------------------

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market Portfolio                   $4        $13        $24        $53
U.S. Treasury Money Market Portfolio      4         13         23         52
Municipal Money Market Portfolio          4         13         24         53
New Jersey Municipal Money Market
 Portfolio                                4         13         22         49
North Carolina Municipal Money
 Market Portfolio                         3         10         17         38
Ohio Municipal Money Market
 Portfolio                                4         13         22         49
Pennsylvania Municipal Money Market
 Portfolio                                4         13         24         53
Virginia Municipal Money Market
 Portfolio                                3         10         17         38

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Re-deemed?--Distributor" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the expenses the Portfolios pay. Investors bear these expenses either di-rectly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

                  The following financial information has been derived from the financial statements incorporated by reference into the Statement of Additional Information, and has been audited by the Portfolios' independent accountant. This financial infor-mation should be read together with those financial state-ments. Further information about the performance of the Port-folios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                             YEAR      YEAR      YEAR      YEAR    8/2/93/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
Income from investment
 operations
 Net investment income       0.0529    0.0533    0.0564    0.0359    0.0054
 Net realized gain (loss)
  on investments                - -       - -       - -       - -       - -
                           --------  --------  --------  --------  --------
  Total from investment
   operations                0.0529    0.0533    0.0564    0.0359    0.0054
                           --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0529)  (0.0533)  (0.0564)  (0.0359)  (0.0054)
 Distributions from net
  realized capital gains        - -       - -       - -       - -       - -
                           --------  --------  --------  --------  --------
  Total distributions       (0.0529)  (0.0533)  (0.0564)  (0.0359)  (0.0054)
                           --------  --------  --------  --------  --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========  ========  ========  ========  ========
Total return                   5.42%     5.46%     5.79%     3.64%     0.54%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $878,566  $587,730  $654,157  $502,972  $435,586
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.32%     0.29%     0.27%     0.25%     0.27%/2/
 Before
  advisory/administration
  fee waivers                  0.65%     0.65%     0.64%     0.66%     0.38%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  5.30%     5.34%     5.66%     3.64%     3.01%/2/
 Before
  advisory/administration
  fee waivers                  4.97%     4.98%     5.28%     3.23%     2.90%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       6.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                             YEAR      YEAR      YEAR      YEAR    8/2/93/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
Income from investment
 operations
 Net investment income       0.0515    0.0519    0.0555    0.0357    0.0049
 Net realized gain (loss)
  on investments                - -       - -       - -       - -       - -
                           --------  --------  --------  --------  --------
  Total from investment
   operations                0.0515    0.0519    0.0555    0.0357    0.0049
                           --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0515)  (0.0519)  (0.0555)  (0.0357)  (0.0049)
 Distributions from net
  realized capital gains        - -       - -       - -       - -       - -
                           --------  --------  --------  --------  --------
  Total distributions       (0.0515)  (0.0519)  (0.0555)  (0.0357)  (0.0049)
                           --------  --------  --------  --------  --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========  ========  ========  ========  ========
Total return                   5.27%     5.32%     5.69%     3.63%     0.49%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $162,052  $167,193  $120,540  $ 37,519  $ 13,513
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.31%     0.29%     0.27%     0.25%     0.25%/2/
 Before
  advisory/administration
  fee waivers                  0.69%     0.69%     0.69%     0.70%     0.38%/2/
 Ratios of net investment
  income to average
  net assets
 After
  advisory/administration
  fee waivers                  5.15%     5.18%     5.64%     3.69%     3.01%/2/
 Before
  advisory/administration
  fee waivers                  4.77%     4.78%     5.22%     3.24%     2.88%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                                   PERIOD
                            YEAR      YEAR      YEAR      YEAR    8/2/93/1/
                            ENDED    ENDED     ENDED     ENDED     THROUGH
                           9/30/97  9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           -------  --------  --------  --------  --------
Income from investment
 operations
 Net investment income      0.0337    0.0339    0.0364    0.0246    0.0040
 Net realized gain (loss)
  on investments               - -       - -       - -       - -       - -
                           -------  --------  --------  --------  --------
  Total from investment
   operations               0.0337    0.0339    0.0364    0.0246    0.0040
                           -------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income        (0.0337)  (0.0339)  (0.0364)  (0.0246)  (0.0040)
 Distributions from net
  realized capital gains       - -       - -       - -       - -       - -
                           -------  --------  --------  --------  --------
  Total distributions      (0.0337)  (0.0339)  (0.0364)  (0.0246)  (0.0040)
                           -------  --------  --------  --------  --------
NET ASSET VALUE AT END OF
 PERIOD                    $  1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           =======  ========  ========  ========  ========
Total return                  3.42%     3.41%     3.70%     2.48%     0.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $58,747  $ 43,936  $ 53,778  $ 30,608  $ 39,148
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.31%     0.29%     0.27%     0.25%     0.25%/2/
 Before
  advisory/administration
  fee waivers                 0.72%     0.73%     0.71%     0.73%     0.36%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 3.36%     3.37%     3.64%     2.48%     2.45%/2/
 Before
  advisory/administration
  fee waivers                 2.95%     2.93%     3.20%     2.01%     2.34%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       8.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                                                       FOR THE       FOR THE
                                                        PERIOD        PERIOD
                                               YEAR     2/1/96      1/16/96/1/
                                              ENDED    THROUGH       THROUGH
                                             9/30/97   9/30/96       1/31/96
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00       $ 1.00
                                             --------  --------       ------
Income from investment operations
 Net investment income                         0.0323    0.0207         0.00
 Net realized gain (loss) on investments          - -       - -          - -
                                             --------  --------       ------
  Total from investment operations             0.0323    0.0207         0.00
                                             --------  --------       ------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0323)  (0.0207)       (0.00)
 Distributions from net realized capital
  gains                                           - -       - -          - -
                                             --------  --------       ------
  Total distributions                         (0.0323)  (0.0207)       (0.00)
                                             --------  --------       ------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00       $ 1.00
                                             ========  ========       ======
Total return                                     3.28%     2.09%        3.07%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $  7,432  $    614       $4,195
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.32%     0.29%/2/     0.29%/2/
 Before advisory/administration fee waivers      0.76%     0.78%/2/     0.78%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       3.27%     3.07%/2/     3.07%/2/
 Before advisory/administration fee waivers      2.83%     2.58%/2/     2.58%/2/

+ The Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfo-lio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio of investments maintained by the Fund.
/1/Commencement of operations of share class.
/2/Annualized.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

              NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                             YEAR      YEAR      YEAR      YEAR    5/4/93/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
Income from investment
 operations
 Net investment income       0.0334    0.0338    0.0359    0.0249    0.0097
 Net realized gain (loss)
  on investments                - -       - -       - -       - -       - -
                           --------  --------  --------  --------  --------
  Total from investment
   operations                0.0334    0.0338    0.0359    0.0249    0.0097
                           --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0334)  (0.0338)  (0.0359)  (0.0249)  (0.0097)
 Distributions from net
  realized capital gains        - -       - -       - -       - -       - -
                           --------  --------  --------  --------  --------
  Total distributions       (0.0334)  (0.0338)  (0.0359)  (0.0249)  (0.0097)
                           --------  --------  --------  --------  --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========  ========  ========  ========  ========
Total return                   3.39%     3.43%     3.65%     2.52%     0.97%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $147,658  $112,097  $ 76,673  $ 69,673  $ 34,135
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.28%     0.25%     0.21%     0.10%     0.10%/2/
 Before
  advisory/administration
  fee waivers                  0.73%     0.74%     0.74%     0.76%     0.81%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.34%     3.33%     3.61%     2.53%     2.35%/2/
 Before
  advisory/administration
  fee waivers                  2.89%     2.84%     3.08%     1.87%     1.64%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                            YEAR      YEAR      YEAR      YEAR    6/10/93/1/
                            ENDED    ENDED     ENDED     ENDED     THROUGH
                           9/30/97  9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           -------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income      0.0340    0.0346    0.0363    0.0252     0.0073
 Net realized gain (loss)
  on investments               - -       - -       - -       - -        - -
                           -------  --------  --------  --------   --------
  Total from investment
   operations               0.0340    0.0346    0.0363    0.0252     0.0073
                           -------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income        (0.0340)  (0.0346)  (0.0363)  (0.0252)   (0.0073)
 Distributions from net
  realized capital gains       - -       - -       - -       - -        - -
                           -------  --------  --------  --------   --------
  Total distributions      (0.0340)  (0.0346)  (0.0363)  (0.0252)   (0.0073)
                           -------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $  1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           =======  ========  ========  ========   ========
Total return                  3.45%     3.52%     3.69%     2.55%      0.73%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $23,739  $ 32,944  $ 23,679  $ 10,521   $ 12,026
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.30%     0.29%     0.27%     0.13%      0.10%/2/
 Before
  advisory/administration
  fee waivers                 0.73%     0.75%     0.73%     0.77%      0.83%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 3.37%     3.47%     3.66%     2.56%      2.45%/2/
 Before
  advisory/administration
  fee waivers                 2.94%     3.01%     3.20%     1.93%      1.72%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                      11.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                             YEAR      YEAR      YEAR      YEAR    6/1/93/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
Income from investment
 operations
 Net investment income       0.0332    0.0334    0.0355    0.0247    0.0078
 Net realized gain (loss)
  on investments                - -       - -       - -       - -       - -
                           --------  --------  --------  --------  --------
  Total from investment
   operations                0.0332    0.0334    0.0355    0.0247    0.0078
                           --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0332)  (0.0334)  (0.0355)  (0.0247)  (0.0078)
 Distributions from net
  realized capital gains        - -       - -       - -       - -       - -
                           --------  --------  --------  --------  --------
  Total distributions       (0.0332)  (0.0334)  (0.0355)  (0.0247)  (0.0078)
                           --------  --------  --------  --------  --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========  ========  ========  ========  ========
Total return                   3.37%     3.40%     3.61%     2.49%     0.78%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $229,164  $198,822  $233,414  $158,102  $  2,242
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.30%     0.29%     0.26%     0.16%     0.09%/2/
 Before
  advisory/administration
  fee waivers                  0.70%     0.71%     0.68%     0.73%     0.97%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.31%     3.34%     3.54%     2.64%     2.15%/2/
 Before
  advisory/administration
  fee waivers                  2.91%     2.92%     3.12%     2.07%     1.27%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                      12.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 VIRGINIA MUNICIPALMONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                      YEAR      YEAR      YEAR    7/25/94/1/
                                      ENDED    ENDED     ENDED     THROUGH
                                     9/30/97  9/30/96   9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  1.00  $   1.00  $   1.00   $   1.00
                                     -------  --------  --------   --------
Income from investment operations
 Net investment income                0.0347    0.0348    0.0368     0.0053
 Net realized gain (loss) on
  investments                            - -       - -       - -        - -
                                     -------  --------  --------   --------
  Total from investment operations    0.0347    0.0348    0.0368     0.0053
                                     -------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                             (0.0347)  (0.0348)  (0.0368)   (0.0053)
 Distributions from net realized
  capital gains                          - -       - -       - -        - -
                                     -------  --------  --------   --------
  Total distributions                (0.0347)  (0.0348)  (0.0368)   (0.0053)
                                     -------  --------  --------   --------
NET ASSET VALUE AT END OF PERIOD     $  1.00  $   1.00  $   1.00   $   1.00
                                     =======  ========  ========   ========
Total return                            3.53%     3.54%     3.74%      0.53%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $62,834  $ 38,553  $ 24,409   $ 13,831
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.22%     0.14%     0.10%      0.10%/2/
 Before advisory/administration fee
  waivers                               0.81%     0.82%     0.95%      1.02%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               3.49%     3.47%     3.71%      2.89%/2/
 Before advisory/administration fee
  waivers                               2.90%     2.79%     2.86%      1.97%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                      13.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

MONEY MARKET      The investment objective of the Money Market Portfolio is to
PORTFOLIO         provide as high a level of current interest income as is con-
                  sistent with maintaining liquidity and stability of princi-pal. The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations, that are available in the money markets. In particular, the Portfolio may invest in:

                  (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings insti-tutions with total assets in excess of $1 billion (in-cluding obligations of foreign branches of such banks);

                  (B) high quality commercial paper and other obligations is-
                      sued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

                  (C) unrated notes, paper and other instruments that are of comparable quality as determined by the Portfolio's sub-adviser under guidelines established by the Fund's Board of Trustees;

                  (D) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obliga-tions and credit card receivables);

                  (E) securities issued or guaranteed as to principal and in-
                      terest by the U.S. Government or by its agencies or in-strumentalities and related custodial receipts;

                  (F) dollar-denominated securities issued or guaranteed by
                      foreign governments or their political subdivisions, agencies or instrumentalities;

                  (G) guaranteed investment contracts issued by highly-rated
                      U.S. insurance companies;

                  (H) securities issued or guaranteed by state or local govern-
                      mental bodies; and

                  (I) repurchase agreements relating to the above instruments.

U.S. TREASURY     The investment objective of the U.S. Treasury Money Market
MONEY MARKET      Portfolio is to provide as high a level of current interest
PORTFOLIO         income as is consistent with maintaining liquidity and sta-
                  bility of principal. It pursues this objective by investing exclusively in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such obligations.

MUNICIPAL         The investment objective of the Municipal Money Market Port-
PORTFOLIOS        folio is to provide as high a level of current interest in-
                  come exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the Dis-trict of Columbia, and their political subdivisions, agen-cies, instrumentalities and authorities ("Municipal Obliga-tions").

                                      14.

--------------------------------------------------------------------------------

               The investment objective of the New Jersey Municipal Money Mar-ket Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio (the "State-Specific Municipal Portfolios") is, for each Portfolio, to seek as high a level of current income ex-empt from Federal, and to the extent possible, state income tax of the specific state in which a Portfolio concentrates, as is consistent with maintaining liquidity and stability of princi-pal.

               The Municipal Money Market Portfolio and the State-Specific Mu-nicipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily investing in:

               (A) fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

               (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

               (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

               (D) unrated notes, paper or other instruments that are of com-
                   parable quality as determined by the Portfolios' sub-ad-viser under guidelines established by the Fund's Board of Trustees; and

               (E) municipal bonds and notes which are guaranteed as to prin-
                   cipal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

               During normal market conditions, at least 80% of each Municipal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Municipal Money Market Portfolio intends, on the other hand, to invest less than 25% of its to-tal assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods, each Municipal Portfolio may invest without limitation in obligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

               Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Portfolio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpayers subject to the Federal alternative minimum tax is taxable.

               Each Municipal Portfolio may invest 25% or more of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activ-ity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

                                      15.

-------------------------------------------------------------------------------

                 QUALITY, MATURITY AND DIVERSIFICATION. All securities ac-quired by the Portfolios will be determined at the time of purchase by the Portfolios' sub-adviser, under guidelines established by the Fund's Board of Trustees, to present min-imal credit risks and will be "Eligible Securities" as de-fined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (in-cluding securities of issuers that have long-term but not short-term ratings) but are of comparable quality as deter-mined in accordance with guidelines approved by the Board of Trustees.

                 Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not exceed 90 days. In no event will a Portfolio purchase securities which mature more than 397 days from the date of purchase (except for certain variable and floating rate in-struments and securities collateralizing repurchase agree-ments). Securities in which the Portfolios invest may not earn as high a level of income as longer term or lower qual-ity securities, which generally have greater market risk and more fluctuation in market value.

                 The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified port-folios, and the State-Specific Municipal Portfolios are classified as non-diversified portfolios, under the Invest-ment Company Act of 1940 (the "1940 Act"). Investment re-turns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities rela-tive to the number held in a diversified portfolio. Conse-quently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, because the State-Specific Municipal Portfolios concentrate their in-vestments in obligations of issuers located in particular states, investments in these Portfolios may be riskier than an investment in other money market funds.

                                      16.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or for-eign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obliga-tions of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The obli-gations of foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Sec-tion 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their investment ob-jectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of cer-tain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the

                                      17.

-------------------------------------------------------------------------------
property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Municipal Portfolio and affect its share price.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mortgage obligations ("CMOs") issued by the Federal National Mortgage Associa-tion, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of prepayment proceeds by the particu-lar Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instru-ments may include variable amount master demand notes that permit the indebt-edness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfolio. The absence of an active secondary market with respect to particu-lar variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfo-lio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturi-ties exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                                      18.

--------------------------------------------------------------------------------

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Money Market Portfo-lio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instru-ments that cannot be disposed of within seven days, GICs, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% limit. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with

                                      19.

-------------------------------------------------------------------------------
Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increas-ing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted secu-rities.

STATE-SPECIFIC MUNICIPAL PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The con-centration of investments by the State-Specific Municipal Portfolios in State-Specific Obligations raises special investment considerations. Changes in the economic condition and governmental policies of a state and its political sub-divisions could adversely affect the value of a Portfolio's shares. Certain matters relating to some of the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Consideration Regarding State-Specific Obligations" in the Statement of Addi-tional Information.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective com-mercial agriculture, insurance, tourism, petroleum refining and manufacturing, although New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid re-ceived. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumentalities. While New Jersey's economic base has become more diver-sified over time and thus its economy appears to be less vulnerable during re-cessionary periods, a recurrence of high levels of unemployment could ad-versely affect New Jersey's overall economy and the ability of New Jersey and its political subdivisions and instrumentalities to meet their financial obli-gations. In addition, New Jersey maintains a balanced budget which restricts total appropriation increases to only 5% annually with respect to any munici-pality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cycli-cal than in some other states and in the nation as a whole. Agriculture is an important segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last six years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local govern-ment finances generally will not adversely affect the market value of Ohio State-Specific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relat-ing to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following five years. As of June 30, 1996, the General Fund has a surplus of $635.2 mil-lion. A relatively high proportion of persons 65 and older in the Common-wealth, court ordered increases in healthcare reimbursement rates and higher correctional program costs place increased pressures on the tax resources of the Commonwealth and its municipalities. The Commonwealth's debt burden re-mains moderate. Employment growth has shifted to the trade and service sec-tors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

                                      20.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax and not subject to the Federal alternative minimum tax ("AMT"), except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax (including instruments which are subject to AMT), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S. Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its investments in Eligible Securities that are not in the highest rating category as determined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total assets, with investments in any one such issuer be-ing limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      21.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of the Fund are managed under the
TRUSTEES          direction of the Fund's Board of Trustees. The following per-
                  sons currently serve on the Board:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Global Wireless.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                  Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

                  David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

INVESTMENT
ADVISER AND       The Adviser to BlackRock Funds is BlackRock, Inc. BlackRock,
SUB-ADVISER       Inc. (formerly PNC Asset Management Group, Inc.) was orga-
                  nized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market
                  Street, 29th Floor, Philadelphia, Pennsylvania 19103. Black-
                  Rock, Inc. is an indirect wholly-owned subsidiary of PNC Bank
                  Corp., a multi-bank holding company. PNC Institutional Man-agement Corporation ("PIMC"), an affiliate of BlackRock, Inc., serves as each Portfolio's sub-adviser. PIMC's princi-pal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.

                  As adviser, BlackRock, Inc. is responsible for the overall investment management of the Portfolios. As sub-adviser, PIMC is responsible for the day-to-day management of the Portfo-lios, and generally makes all purchase and sale investment decisions for the Portfolios. PIMC also provides research and credit analysis. Portfolio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, sub-ject to the requirements of best execution.

                  THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

                  . BlackRock Financial Management, Inc.: Domestic and non-
                   dollar fixed income.

                  . PNC Equity Advisors: Growth equity.

                  . Provident Capital Management: Value equity.

                  . CastleInternational Asset Management: International equity.

                  . PIMC: Money market.

                  For their investment advisory and sub-advisory services, BlackRock, Inc. and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by BlackRock, Inc. and do not represent an extra charge to the Portfolios.

                   MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO
                                      (BEFORE WAIVERS)

            AVERAGE DAILY NET                 INVESTMENT                  SUB-ADVISORY
            ASSETS                           ADVISORY FEE                     FEE
            first $1 billion                     .450%                        .400%
            $1 billion--$2 billion               .400                         .350
            $2 billion--$3 billion               .375                         .325
            greater than $3 billion              .350                         .300

                                      22.

--------------------------------------------------------------------------------

               For the twelve months ended September 30, 1997, the Portfolios paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Money Market Portfolio, .09%; U.S. Treasury Money Market Portfolio, .08%; Municipal Money Market Portfolio, .06%;

               Ohio Municipal Money Market Portfolio, .06%; Pennsylvania Mu-nicipal Money Market Portfolio, .07%; North Carolina Municipal Money Market Portfolio, .06%; and Virginia Municipal Money Mar-ket Portfolio, .00%; and New Jersey Municipal Money Market Portfolio, .06%.

ADMINISTRATORS
               BlackRock, Inc., PFPC Inc. ("PFPC"), and BlackRock Distribu-tors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-administrators. BlackRock, Inc. and PFPC are indirect whol-ly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net assets and .065% of the av-erage daily net assets of each Portfolio in excess of $1 bil-lion and (ii) .065% of the first $500 million of the average daily net assets allocated to Institutional Shares of each Portfolio, .055% of the next $500 million of such average daily net assets and .045% of the average daily net assets allocated to Institutional Shares of each Portfolio in excess of $1 bil-lion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.

               For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER
AGENT,         PNC Bank, National Association ("PNC Bank"), whose principal
DIVIDEND       offices are located at 1600 Market Street, Philadelphia, Penn-
DISBURSING     sylvania 19103, serves as the Portfolios' custodian and PFPC,
AGENT AND      whose principal offices are located at 400 Bellevue Parkway,
CUSTODIAN      Wilmington, Delaware 19809, serves as their transfer agent and dividend disbursing agent.

EXPENSES
               Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to BlackRock, Inc. and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional informa-tion and of printing and distributing prospectuses and state-ments of additional information to existing shareholders, ex-penses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of in-dependent pricing services, and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general ex-penses of the Fund that do not belong to a particular invest-ment portfolio will be allocated among all investment portfo-lios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      23.

-------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
-------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support ac-tivities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promo-tions in which participants may receive reimbursement of expenses, entertain-ment and prizes such as travel awards, merchandise and cash. For further in-formation, see "Investment Advisory, Administration, Distribution and Servic-ing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Institutional Shares are offered to institutional investors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per share next deter-mined after an order is received by PFPC. Shares may be purchased on any Busi-ness Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders for each Portfolio except the U.S. Treasury Money Market Port-folio may be placed by telephoning PFPC at (800) 441-7450 not later than 12:00 noon (Eastern Time) on a Business Day. Orders received before 12:00 noon (Eastern Time) will be executed at 12:00 noon (Eastern Time). If payment for an order is not received by 4:00 p.m. (Eastern Time), the order will be can-celled and notice thereof will be given to the investor placing the order. Or-ders received after 12:00 noon (Eastern Time) will not be accepted.

Purchase orders for the U.S. Treasury Money Market Portfolio may be placed by telephoning PFPC at (800) 441-7450 no later than 4:00 p.m. (Eastern Time) on a Business Day. Orders received before 12:00 noon (Eastern Time) will be exe-cuted at 12:00 noon (Eastern Time); orders received after 12:00 noon (Eastern
Time) but before 4:00 p.m. (Eastern Time) will be executed at 4:00 p.m. (East-ern Time). If payment for an order is not received by 4:00 p.m. (Eastern
Time), the order will be cancelled and notice thereof will be given to the in-vestor placing the order. Orders will not be accepted after 4:00 p.m. (Eastern
Time). Under certain circumstances, the Fund may reject large individual pur-chase orders received after 12:00 noon (Eastern Time).

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are per-missible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for institutions is $5,000. There is no minimum subsequent investment require-ment. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Institutional Shares and may suspend and resume the sale of shares of any Portfolio at any time.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reason-

                                      24.

--------------------------------------------------------------------------------
able procedures to confirm that instructions communicated by telephone are gen-uine. The Fund and its service providers will not be liable for any loss, lia-bility, cost or expense for acting upon telephone instructions that are reason-ably believed to be genuine in accordance with such procedures. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount invested depending upon the net asset value of an Institutional
Share at the time of redemption.

Payment for redeemed shares for which a redemption order is received by PFPC before 12:00 noon (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming institution on the same Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received between 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of BlackRock, Inc., an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

Shares of the Portfolios may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding pur-chases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and condi-tions.

                                      25.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of each Port-folio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Institutional Shares, less the liabili-ties charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees. The Portfolios do not expect to re-alize net long-term capital gains.

Dividends are reinvested in additional full and fractional Institutional Shares of the same Portfolio which pays the dividends, unless a shareholder elects to receive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

                                      26.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative mini-mum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax prefer-ence for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corporate taxpay-ers in determining certain adjustments for alternative minimum tax purposes. In addition, investors should be aware of the possibility of state and local al-ternative minimum or minimum income tax liability on interest from private ac-tivity bonds. Shareholders who are recipients of Social Security Act or Rail-road Retirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

Each Municipal Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios. For additional information concerning the tax treatment of div-idends and distributions by the states listed below, including certain restric-tions applicable to such treatment, see "Taxes" in the Statement of Additional Information.

NEW JERSEY TAXES. It is anticipated that the New Jersey Municipal Money Market Portfolio will qualify as a "qualified investment fund" and as a result, sub-stantially all distributions paid by the New Jersey Municipal Money Market Portfolio will not be subject to the New Jersey personal income tax. A quali-fied investment fund is an investment company or trust registered with the Se-curities and Exchange Commission, or any

                                      27.

-------------------------------------------------------------------------------

series of such investment company or trust, which for the calendar year in which the distribution is paid: (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward con-tracts, or other similar financial instruments related to interest-bearing ob-ligations, obligations issued at a discount or bond indexes related thereto; and (b) has at least 80% of the aggregate principal amount of all of its in-vestments, excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obliga-tions issued at a discount or bond indexes related thereto to the extent such instruments are authorized by the regulated investment company rules of the Code, cash and cash items, which cash items shall include receivables, in New Jersey State-Specific Obligations or U.S. Government Obligations.

In accordance with New Jersey law as currently in effect, distributions paid by a qualified investment fund are excluded from personal income tax to the extent that the distributions are attributable to interest or gains from New Jersey State--Specific Obligations or to interest or gains from direct U.S. Government Obligations. New Jersey State--Specific Obligations are obligations issued by or on behalf of New Jersey or any county, municipality, or other po-litical subdivision of New Jersey. U.S. Government Obligations are obligations which are statutorily free from tax under the laws of the United States. Dis-tributions by a qualified investment fund from most other sources will be sub-ject to the New Jersey personal income tax. Shares of the New Jersey Municipal Money Market Portfolio are not subject to property taxation by New Jersey.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net in-come tax base for purposes of computing the Corporation Business Tax. Further-more, any gain upon the redemption or sale of shares by a corporate share-holder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obligations of the U.S. Government or North Carolina State-Specific Obliga-tions. Distributions derived from interest earned on obligations of political subdivisions of Puerto Rico, Guam and the U.S. Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Government (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Government securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obli-gations is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfolio in their net income base for purposes of calculating their Ohio cor-poration franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio State-Specific Obligations or the U.S. obligations described above provided, in the case of U.S. territorial ob-ligations, such interest is excluded from gross income for federal income tax purposes. However, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for purposes of

                                      28.

--------------------------------------------------------------------------------

calculating the Ohio corporation franchise tax. Distributions properly attrib-utable to gain on the sale, exchange or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax. This dis-cussion of Ohio taxes assumes that the Ohio Municipal Money Market Portfolio will continue to qualify as a regulated investment company as defined in the Code and that at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio State-Specific Obligations or similar obligations of other states or their subdivisions.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations is not taxable to individuals, estates or trusts un-der the Personal Income Tax; to corporations under the Corporate Net Income Tax; nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax and the Corporate Net Income Tax, but such income is not taxable under the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, are subject to, or included in the measure of, special taxes im-posed by the Commonwealth of Pennsylvania on banks and other financial institu-tions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not sub-ject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

VIRGINIA TAXES. Dividends paid by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will generally be exempt from the Virginia income tax. Dividends derived from interest on debt obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will also be exempt from the Virginia income tax. Dividends are derived from interest on debt obligations other than those described above will be subject to the Virginia income tax even though it may be excludable from gross income for Federal income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. Capital gains distrib-uted to shareholders derived from Virginia obligations issued pursuant to spe-cial Virginia enabling legislation which provides a specific exemption for such gains will be exempt from Virginia income tax.

The Virginia Department of Taxation has adopted a policy of allowing sharehold-ers to exclude from their Virginia taxable income the exempt portion of distri-butions from a regulated investment company even though the shareholders re-ceive distributions monthly but receive reports substantiating the exempt por-tion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may exclude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

                                      29.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. Each Money Market Portfo-lio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Institutional Shares of the eight money market portfo-lios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. Be-cause of these "class expenses", the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connec-tion with its Institutional and Service Shares, including an automatic invest-ment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Service or Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

                                      30.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Each Portfolio may advertise its "yield", "effective yield" and total return for Institutional Shares. These performance figures are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the income generated by an investment in a Portfolio's Institutional Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be gener-ated each week over a 52-week period and is shown as a percentage of the in-vestment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio's Institutional Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A Mu-nicipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfo-lio's tax-free yield for Institutional Shares.

The performance of Institutional Shares of a Portfolio may be compared to the performance of mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield of Institutional Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Performance in-formation may also include evaluations of the Portfolios published in nation-ally recognized ranking services, and information as reported by financial pub-lications such as Business Week, Fortune, Institutional Investor, Money Maga-zine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

                                      31.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

                   CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION           HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                   9 AM to 6 PM, E.S.T.      toll-free 888- 8BLACKROCK
 WHOLESALERS/BROKER-DEALER  Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS         24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                          toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:          24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE            8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:           Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND              8:30 to 5PM, E.S.T.       toll-free 800-441-7450
 REDEMPTIONS:               Monday through Friday
 WORLD WIDE WEB:
 Access general fund        24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and   24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:    POST OFFICE BOX ADDRESS   STREET ADDRESS
                            BlackRock Funds           BlackRock Funds
                            c/o PFPC Inc.             c/o PFPC Inc.
                            P.O. Box 8907             400 Bellevue Parkway
                            Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      32.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity

    Mid-Cap Growth Equity               Micro-Cap Equity
                                        International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity
    Small Cap Value Equity              International Small Cap Equity
                                        Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                          January 28, 1998
--------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS SERVICE SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS
                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   5
            What Are The Portfolios?.....................................  12
            What Additional Investment Policies And Risks Apply?.........  15
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  19
            Who Manages The Fund?........................................  20
            How Are Shares Purchased And Redeemed?.......................  23
            What Special Purchase And Redemption Procedures May Apply?...  25
            How Is Net Asset Value Calculated?...........................  26
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  27
            How Are Fund Distributions Taxed?............................  28
            How Is The Fund Organized?...................................  31
            How Is Performance Calculated?...............................  32
            How Can I Get More Information?..............................  33

              This Prospectus sets forth concisely information about the Black-Rock FundsSM (the "Fund") money market Portfolios (the "Portfo-lios") that a prospective investor needs to know before invest-ing. Please keep it for future reference. A Statement of Addi-tional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional In-formation, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other infor-mation regarding the Fund that has been filed with the SEC.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

              The New Jersey, North Carolina, Ohio, Pennsylvania and Virginia Municipal Money Market Portfolios may invest a significant per-centage of their assets in a single issuer and, therefore, in-vestments in these Portfolios may be riskier than an investment in other types of money market funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

                                       2.

--------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIOS OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles across the spectrum of money market investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Money Market Portfolios of BLACKROCK FUNDS consist of eight short-term investment alternatives. Two of these Portfolios in-vest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed description of each Portfolio begins on page 12.

               BLACKROCK
               PORTFOLIO             LIPPER PEER GROUP

               MONEY MARKET          Money Market Instrument Funds

               U.S. TREASURY         U.S. Treasury Money
                MONEY MARKET          Market Funds

               MUNICIPAL MONEY       Tax-Exempt Money Market
                MARKET                Funds

               NJ MUNICIPAL          NJ Tax-Exempt Money
                MONEY MARKET          Market Funds

               NC MUNICIPAL          Other States Tax-Exempt
                MONEY MARKET          Money Market Funds

               OH MUNICIPAL          Ohio Tax-Exempt Money
                MONEY MARKET          Market Funds

               PA MUNICIPAL          PA Tax-Exempt Money
                MONEY MARKET          Market Funds

               VA MUNICIPAL          Other States Tax-Exempt
                MONEY MARKET          Money Market Funds


UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Portfolios. We
BLACKROCK      intend this document to be an effective tool as you explore
MONEY MARKET   different directions in money market investing.
PORTFOLIOS

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective, or that any Portfolio will be able to
MONEY MARKET   maintain a stable net asset value of $1.00 per share. Certain
INVESTING      Portfolios may invest in U.S. dollar-denominated instruments of foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in addition to those inherent in U.S. investments. Each state-specific munici-pal Portfolio will concentrate in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Portfo-lios, which are considered diversified. See "What Additional
               Investment Policies And Risks Apply?"

               For information on how to purchase and redeem shares of the
INVESTING IN   Portfolios, see "How Are Shares Purchased And Redeemed?" and
THE            "What Special Purchase And Redemption Procedures May Apply?"
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Service Shares of the Portfolios for the fiscal year ended September 30, 1997 as a percentage of average daily net assets. The figures shown for each Portfolio have been re-stated to reflect current expenses and fee waivers. An example based on the summary is also shown.

                                                              NEW       NORTH
                                       U.S.                 JERSEY    CAROLINA     OHIO     PENNSYLVANIA   VIRGINIA
                                     TREASURY   MUNICIPAL  MUNICIPAL  MUNICIPAL  MUNICIPAL    MUNICIPAL    MUNICIPAL
                            MONEY      MONEY      MONEY      MONEY      MONEY      MONEY        MONEY        MONEY
                           MARKET     MARKET     MARKET     MARKET     MARKET     MARKET       MARKET       MARKET
                          PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                  .19%       .18%       .15%       .09%       .06%       .11%           .16%       .02%
Other operating expenses        .53        .53        .57        .60        .54        .58            .56        .58
                               ----       ----       ----       ----       ----       ----         ------       ----
 Administration fees
  (after
  fee waivers)(/1/)        .15        .16        .18        .18        .16        .18          .18          .15
 Shareholder servicing
  fee                      .15        .15        .15        .15        .15        .15          .15          .15
 Other expenses            .23        .22        .24        .27        .23        .25          .23          .28
                           ---       ----       ----       ----       ----       ----       ------         ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                  .72%       .71%       .72%       .69%       .60%       .69%           .72%       .60%
                               ====       ====       ====       ====       ====       ====         ======       ====

(1) Without waivers, advisory fees would be .42% for the Money Market Portfo-lio, .44% for the U.S. Treasury Money Market Portfolio and .45% for each of the other Portfolios and administration fees would be .15% for the Money Market Portfolio, .16% for the U.S. Treasury Money Market Portfolio and .18% for each of the other Portfolios. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .52%, .55%, .57%, .60%, .60%, .58%, .56% and .62%, respectively, and "Total Portfolio operat-ing expenses" would be .94%, .99%, 1.02%, 1.05%, 1.05%, 1.03%, 1.01% and
    1.07%, respectively.

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market Portfolio                  $ 7        $23        $40        $89
U.S. Treasury Money Market Portfolio      7         23         40         88
Municipal Money Market Portfolio          7         23         40         89
New Jersey Municipal Money Market
 Portfolio                                7         22         38         86
North Carolina Municipal Money
 Market Portfolio                         6         19         33         75
Ohio Municipal Money Market
 Portfolio                                7         22         38         86
Pennsylvania Municipal Money Market
 Portfolio                                7         23         40         89
Virginia Municipal Money Market
 Portfolio                                6         19         33         75

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Re-deemed?--Distributor" in the Prospectus and "Investment Advisory, Administra-tion, Distribution, and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the expenses the Portfolios pay. Investors bear these expenses either di-rectly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information, and has been audited by the Portfolio's independent accountant. This financial information should be read together with those financial statements. Fur-ther information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling
               (800) 441-7764.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                                                        FOR THE
                                                                                                         PERIOD
                              YEAR        YEAR        YEAR       YEAR      YEAR      YEAR      YEAR    10/4/89/1/
                             ENDED       ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     THROUGH
                            9/30/97     9/30/96     9/30/95    9/30/94   9/30/93   9/30/92   9/30/91    9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $     1.00  $     1.00  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ----------  ----------  ----------  --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income         0.0499      0.0503      0.0534    0.0333    0.0274    0.0391    0.0645     0.0778
 Net realized gain (loss)
  on investments                  - -         - -         - -       - -       - -       - -       - -        - -
                           ----------  ----------  ----------  --------  --------  --------  --------   --------
  Total from investment
   operations                  0.0499      0.0503      0.0534    0.0333    0.0274    0.0391    0.0645     0.0778
                           ----------  ----------  ----------  --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.0499)    (0.0503)    (0.0534)  (0.0333)  (0.0274)  (0.0391)  (0.0645)   (0.0778)
 Distributions from net
  realized capital gains          - -         - -         - -       - -       - -       - -       - -        - -
                           ----------  ----------  ----------  --------  --------  --------  --------   --------
  Total distributions         (0.0499)    (0.0503)    (0.0534)  (0.0333)  (0.0274)  (0.0391)  (0.0645)   (0.0778)
                           ----------  ----------  ----------  --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $     1.00  $     1.00  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ==========  ==========  ==========  ========  ========  ========  ========   ========
Total return                     5.11%       5.15%       5.48%     3.37%     2.77%     4.05%     6.64%      8.07%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $1,610,315  $1,575,064  $1,194,017  $575,948  $415,328  $838,012  $637,076   $628,075
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                    0.61%       0.59%       0.57%     0.51%     0.59%     0.61%     0.62%      0.62%/2/
 Before
  advisory/administration
  fee waivers                    0.94%       0.95%       0.94%     0.92%     0.70%     0.66%     0.67%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                    4.99%       5.00%       5.35%     3.35%     2.73%     3.86%     6.45%      7.83%/2/
 Before
  advisory/administration
  fee waivers                    4.66%       4.64%       4.98%     2.95%     2.62%     3.81%     6.40%      7.75%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       5.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                                                                  FOR THE
                                                                                                   PERIOD
                             YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91    9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           --------  --------  --------  --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income       0.0485    0.0489    0.0525    0.0331    0.0269    0.0394    0.0627     0.0697
 Net realized gain (loss)
  on investments                - -       - -       - -       - -       - -       - -       - -        - -
                           --------  --------  --------  --------  --------  --------  --------   --------
  Total from investment
   operations                0.0485    0.0489    0.0525    0.0331    0.0269    0.0394    0.0627     0.0697
                           --------  --------  --------  --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0485)  (0.0489)  (0.0525)  (0.0331)  (0.0269)  (0.0394)  (0.0627)   (0.0697)
 Distributions from net
  realized capital gains        - -       - -       - -       - -       - -       - -       - -        - -
                           --------  --------  --------  --------  --------  --------  --------   --------
  Total distributions       (0.0485)  (0.0489)  (0.0525)  (0.0331)  (0.0269)  (0.0394)  (0.0627)   (0.0697)
                           --------  --------  --------  --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ========  ========  ========  ========  ========  ========  ========   ========
Total return                   4.93%     5.00%     5.38%     3.36%     2.72%     4.01%     6.46%      7.29%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $836,151  $955,454  $550,959  $372,883  $185,400  $160,269  $180,776   $146,148
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.61%     0.59%     0.57%     0.52%     0.60%     0.62%     0.65%      0.65%/2/
 Before
  advisory/administration
  fee waivers                  0.99%     0.99%     0.98%     0.97%     0.73%     0.67%     0.70%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  4.85%     4.84%     5.27%     3.42%     2.68%     3.91%     6.27%      7.62%/2/
 Before
  advisory/administration
  fee waivers                  4.47%     4.45%     4.85%     2.97%     2.55%     3.86%     6.22%      7.57%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       6.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                                                                FOR THE
                                                                                                 PERIOD
                             YEAR      YEAR      YEAR      YEAR     YEAR      YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED     ENDED    ENDED     ENDED    THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94   9/30/93  9/30/92   9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00  $  1.00  $   1.00  $  1.00   $   1.00
                           --------  --------  --------  --------  -------  --------  -------   --------
Income from investment
 operations
 Net investment income       0.0307    0.0309    0.0334    0.0219   0.0205    0.0281   0.0438     0.0486
 Net realized gain (loss)
  on investments                - -       - -       - -       - -      - -       - -      - -        - -
                           --------  --------  --------  --------  -------  --------  -------   --------
  Total from investment
   operations                0.0307    0.0309    0.0334    0.0219   0.0205    0.0281   0.0438     0.0486
                           --------  --------  --------  --------  -------  --------  -------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0307)  (0.0309)  (0.0334)  (0.0219) (0.0205)  (0.0281) (0.0438)   (0.0486)
 Distributions from net
  realized capital gains        - -       - -       - -       - -      - -       - -      - -        - -
                           --------  --------  --------  --------  -------  --------  -------   --------
  Total distributions       (0.0307)  (0.0309)  (0.0334)  (0.0219) (0.0205)  (0.0281) (0.0438)   (0.0486)
                           --------  --------  --------  --------  -------  --------  -------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00  $  1.00  $   1.00  $  1.00   $   1.00
                           ========  ========  ========  ========  =======  ========  =======   ========
Total return                   3.11%     3.10%     3.39%     2.20%    2.10%     2.85%    4.47%      4.97%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $327,910  $261,617  $265,629  $133,358  $93,937  $125,152  $89,312   $112,108
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.61%     0.59%     0.57%     0.51%    0.61%     0.63%    0.65%      0.65%/2/
 Before
  advisory/administration
  fee waivers                  1.02%     1.03%     1.01%     0.99%    0.72%     0.68%    0.70%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.06%     3.08%     3.35%     2.18%    2.02%     2.78%    4.40%      5.31%/2/
 Before
  advisory/administration
  fee waivers                  2.65%     2.64%     2.91%     1.71%    1.91%     2.73%    4.35%      5.26%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                       7.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                                     FOR THE     FOR THE                                          FOR THE
                                     PERIOD      PERIOD                                           PERIOD
                             YEAR    2/1/96      3/1/95      FISCAL YEAR FISCAL YEAR FISCAL YEAR 7/1/91/1/
                            ENDED    THROUGH     THROUGH        ENDED       ENDED       ENDED       TO
                           9/30/97   9/30/96     1/31/96      02/28/95    02/28/94    02/28/93   02/28/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $  1.00     $  1.00       $  1.00     $  1.00     $  1.00    $  1.00
                           --------  -------     -------       -------     -------     -------    -------
Income from investment
 operations
 Net investment income       0.0293   0.0187      0.0300        0.0200      0.0200      0.0200     0.0200
 Net realized gain (loss)
  on investments                - -      - -         - -           - -         - -         - -        - -
                           --------  -------     -------       -------     -------     -------    -------
  Total from investment
   operations                0.0293   0.0187      0.0300        0.0200      0.0200      0.0200     0.0200
                           --------  -------     -------       -------     -------     -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0293) (0.0187)    (0.0300)      (0.0200)    (0.0200)    (0.0200)   (0.0200)
 Distributions from net
  realized capital gains        - -      - -         - -           - -         - -         - -        - -
                           --------  -------     -------       -------     -------     -------    -------
  Total distributions       (0.0293) (0.0187)    (0.0300)      (0.0200)    (0.0200)    (0.0200)   (0.0200)
                           --------  -------     -------       -------     -------     -------    -------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $  1.00     $  1.00       $  1.00     $  1.00     $  1.00    $  1.00
                           ========  =======     =======       =======     =======     =======    =======
Total return                   2.96%    1.89%       3.23%         2.46%       1.79%       2.19%      3.53%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $101,294  $68,139     $56,958       $43,610     $39,408     $38,836    $35,005
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.61%    0.59%/2/    0.70%/2/      0.63%       0.65%       0.73%      0.47%/2/
 Before
  advisory/administration
  fee waivers                  1.05%    1.08%/2/    0.74%/2/      0.70%       0.72%       0.76%      0.62%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  2.93%    2.82%/2/    3.17%/2/      2.46%       1.77%       2.17%      3.44%/2/
 Before
  advisory/administration
  fee waivers                  2.49%    2.33%/2/    3.13%/2/      2.39%       1.70%       2.14%      3.29%/2/

+ The Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfo-lio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio of investments maintained by the Fund.
/1/Commencement of operations of share class.
/2/Annualized.

                                       8.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


       NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                 FOR THE       FOR THE
                                                 PERIOD         PERIOD
                             YEAR      YEAR    11/01/94/4/    4/29/94/1/      YEAR
                            ENDED     ENDED      THROUGH       THROUGH       ENDED
                           9/30/97   9/30/96     9/30/95       9/30/94      9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00   $   1.00       $   1.00     $   1.00
                           --------  --------   --------       --------     --------
Income from investment
 operations
 Net investment income       0.0304    0.0308     0.0305         0.0099       0.0317
 Net realized gain (loss)
  on investments                - -       - -        - -            - -          - -
                           --------  --------   --------       --------     --------
  Total from investment
   operations                0.0304    0.0308     0.0305         0.0099       0.0317
                           --------  --------   --------       --------     --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0304)  (0.0308)   (0.0305)       (0.0099)     (0.0317)
 Distributions from net
  realized capital gains        - -       - -        - -            - -          - -
                           --------  --------   --------       --------     --------
  Total distributions       (0.0304)  (0.0308)   (0.0305)       (0.0099)     (0.0317)
                                     --------   --------       --------     --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00   $   1.00       $   1.00     $   1.00
                           ========  ========   ========       ========     ========
Total return                   3.08%     3.12%      3.11%          0.99%        3.22%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $ 23,704  $  7,463   $  1,841       $   - - /3/  $  5,244
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.60%     0.55%      0.55%/2/       0.36%/2/     0.48%
 Before
  advisory/administration
  fee waivers                  1.05%     1.04%      1.08%/2/       1.02%/2/     1.07%
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.04%     3.06%      3.34%/2/       2.54%/2/     3.12%
 Before
  advisory/administration
  fee waivers                  2.59%     2.56%      2.81%/2/       1.87%/2/     2.53%
        [/R]

/1/Commencement of operations of share class.
/2/Annualized.
/3/There were no Service Shares outstanding as of September 30, 1994. /4/Reissuance of shares.

                                       9.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                             YEAR      YEAR      YEAR      YEAR    6/1/93/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
Income from investment
 operations
 Net investment income       0.0310    0.0316    0.0333    0.0225    0.0074
 Net realized gain (loss)
  on investments                - -       - -       - -       - -       - -
                           --------  --------  --------  --------  --------
  Total from investment
   operations                0.0310    0.0316    0.0333    0.0225    0.0074
                           --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0310)  (0.0316)  (0.0333)  (0.0225)  (0.0074)
 Distributions from net
  realized capital gains        - -       - -       - -       - -       - -
                           --------  --------  --------  --------  --------
  Total distributions       (0.0310)  (0.0316)  (0.0333)  (0.0225)  (0.0074)
                           --------  --------  --------  --------  --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========  ========  ========  ========  ========
Total return                   3.15%    3.21%      3.38%     2.27%     0.75%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $ 58,160  $ 45,525  $ 49,857  $ 44,066  $ 15,239
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.61%     0.59%     0.57%     0.40%     0.23%/2/
 Before
  advisory/administration
  fee waivers                  1.03%     1.05%     1.03%     1.04%     0.96%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.10%     3.17%     3.35%     2.29%     2.23%/2/
 Before
  advisory/administration
  fee waivers                  2.68%     2.71%     2.89%     1.65%     1.50%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                             YEAR      YEAR      YEAR     YEAR    6/11/93/1/
                            ENDED     ENDED     ENDED     ENDED    THROUGH
                           9/30/97   9/30/96   9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $  1.00   $   1.00
                           --------  --------  --------  -------   --------
Income from investment
 operations
 Net investment income       0.0302    0.0304    0.0325   0.0221     0.0074
 Net realized gain (loss)
  on investments                - -       - -       - -      - -        - -
                           --------  --------  --------  -------   --------
  Total from investment
   operations                0.0302    0.0304    0.0325   0.0221     0.0074
                           --------  --------  --------  -------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0302)  (0.0304)  (0.0325) (0.0221)   (0.0074)
 Distributions from net
  realized capital gains        - -       - -       - -      - -        - -
                           --------  --------  --------  -------   --------
  Total distributions       (0.0302)  (0.0304)  (0.0325) (0.0221)   (0.0074)
                           --------  --------  --------  -------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $  1.00   $   1.00
                           ========  ========  ========  =======   ========
Total return                   3.06%     3.04%     3.33%    2.24%      0.74%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $234,472  $224,197  $147,739  $60,560   $  8,919
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.61%     0.59%     0.57%    0.42%      0.32%/2/
 Before
  advisory/administration
  fee waivers                  1.01%     1.01%     0.99%    0.99%      1.20%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.01%     3.02%     3.29%    2.31%      2.42%/2/
 Before
  advisory/administration
  fee waivers                  2.61%     2.59%     2.87%    1.75%      1.54%/2/

/1/Commencement of operations of share class.
/2/Annualized.

                                      10.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


          VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                                   PERIOD
                                               YEAR      YEAR    10/11/94/1/
                                              ENDED     ENDED      THROUGH
                                             9/30/97   9/30/96     9/30/95
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00   $   1.00
                                             --------  --------   --------
Income from investment operations
 Net investment income                         0.0317    0.0318     0.0330
 Net realized gain (loss) on investments          - -       - -        - -
                                             --------  --------   --------
  Total from investment operations             0.0317    0.0318     0.0330
                                             --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0317)  (0.0318)   (0.0330)
 Distributions from net realized capital
  gains                                           - -       - -        - -
                                             --------  --------   --------
  Total distributions                         (0.0317)  (0.0318)   (0.0330)
                                             --------  --------   --------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00   $   1.00
                                             ========  ========   ========
Total return                                     3.22%     3.25%      3.35%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $  5,244  $ 14,968   $    821
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.48%     0.45%      0.40%/2/
 Before advisory/administration fee waivers      1.07%     1.12%      1.25%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       3.12%     3.05%      3.50%/2/
 Before advisory/administration fee waivers      2.53%     2.38%      2.65%/2/
        [/R]

/1/Commencement of operations of share class.
/2/Annualized.
/3/There were no Service Shares outstanding as of September 30, 1994. /4/Reissuance of shares.

                                      11.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

MONEY MARKET      The investment objective of the Money Market Portfolio is to
PORTFOLIO         provide as high a level of current interest income as is con-
                  sistent with maintaining liquidity and stability of princi-pal. The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations, that are available in the money markets. In particular, the Portfolio may invest in:

                  (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings insti-tutions with total assets in excess of $1 billion (in-cluding obligations of foreign branches of such banks);

                  (B) high quality commercial paper and other obligations is-
                      sued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

                  (C) unrated notes, paper and other instruments that are of comparable quality as determined by the Portfolio's sub-adviser under guidelines established by the Fund's Board of Trustees;

                  (D) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obliga-tions and credit card receivables);

                  (E) securities issued or guaranteed as to principal and in-
                      terest by the U.S. Government or by its agencies or in-strumentalities and related custodial receipts;

                  (F) dollar-denominated securities issued or guaranteed by
                      foreign governments or their political subdivisions, agencies or instrumentalities;

                  (G) guaranteed investment contracts issued by highly-rated
                      U.S. insurance companies;

                  (H) securities issued or guaranteed by state or local govern-
                      mental bodies; and

                  (I) repurchase agreements relating to the above instruments.

U.S. TREASURY     The investment objective of the U.S. Treasury Money Market
MONEY MARKET      Portfolio is to provide as high a level of current interest
PORTFOLIO         income as is consistent with maintaining liquidity and sta-
                  bility of principal. It pursues this objective by investing exclusively in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such obligations.

MUNICIPAL         The investment objective of the Municipal Money Market Port-
PORTFOLIOS        folio is to provide as high a level of current interest in-
                  come exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the Dis-trict of Columbia, and their political subdivisions, agen-cies, instrumentalities and authorities ("Municipal Obliga-tions").

                                      12.

--------------------------------------------------------------------------------

               The investment objective of the New Jersey Municipal Money Mar-ket Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio (the "State-Specific Municipal Portfolios") is, for each Portfolio, to seek as high a level of current income ex-empt from Federal, and to the extent possible, state income tax of the specific state in which a Portfolio concentrates, as is consistent with maintaining liquidity and stability of princi-pal.

               The Municipal Money Market Portfolio and the State-Specific Mu-nicipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily investing in:

               (A) fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

               (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

               (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

               (D) unrated notes, paper or other instruments that are of com-
                   parable quality as determined by the Portfolios' sub-ad-viser under guidelines established by the Fund's Board of Trustees; and

               (E) municipal bonds and notes which are guaranteed as to prin-
                   cipal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

               During normal market conditions, at least 80% of each Municipal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Municipal Money Market Portfolio intends, on the other hand, to invest less than 25% of its to-tal assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods, each Municipal Portfolio may invest without limitation in obligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

               Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Portfolio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpayers subject to the Federal alternative minimum tax is taxable.

               Each Municipal Portfolio may invest 25% or more of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activ-ity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

                                      13.

-------------------------------------------------------------------------------

QUALITY,         All securities acquired by the Portfolios will be determined
MATURITY AND     at the time of purchase by the Portfolios' sub-adviser, un-
DIVERSIFICATION  der guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Secu-rities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the secu-rity is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated
                 (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as deter-mined in accordance with guidelines approved by the Board of Trustees.

                 Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not exceed 90 days. In no event will a Portfolio purchase securities which mature more than 397 days from the date of purchase (except for certain variable and floating rate in-struments and securities collateralizing repurchase agree-ments). Securities in which the Portfolios invest may not earn as high a level of income as longer term or lower qual-ity securities, which generally have greater market risk and more fluctuation in market value.

                 The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified port-folios, and the State-Specific Municipal Portfolios are classified as non-diversified portfolios, under the Invest-ment Company Act of 1940 (the "1940 Act"). Investment re-turns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities rela-tive to the number held in a diversified portfolio. Conse-quently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, because the State-Specific Municipal Portfolios concentrate their in-vestments in obligations of issuers located in particular states, investments in these Portfolios may be riskier than an investment in other Money Market funds.

                                      14.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or for-eign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obliga-tions of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The obli-gations of foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Sec-tion 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their investment ob-jectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of cer-tain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the

                                      15.

-------------------------------------------------------------------------------
property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time with respect to any particular securities, be limited. In addition, Municipal Obligations purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Municipal Portfolio and affect its share price.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mortgage obligations ("CMOs") issued by the Federal National Mortgage Associa-tion, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of prepayment proceeds by the particu-lar Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instru-ments may include variable amount master demand notes that permit the indebt-edness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfo-lio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturi-ties exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                                      16.

--------------------------------------------------------------------------------

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Money Market Portfo-lio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instru-ments that cannot be disposed of within seven days, GICs, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% limit. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the sub-adviser

                                      17.

--------------------------------------------------------------------------------
determines that an adequate trading market exists for the securities. This in-vestment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become un-interested in purchasing these restricted securities.

STATE-SPECIFIC MUNICIPAL PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The con-centration of investments by the State-Specific Municipal Portfolios in State-Specific Obligations raises special investment considerations. Changes in the economic condition and governmental policies of a state and its political sub-divisions could adversely affect the value of a Portfolio's shares. Certain matters relating to some of the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Consideration Regarding State-Specific Obligations" in the Statement of Addi-tional Information.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county. This balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last six years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unem-ployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government fi-nances generally will not adversely affect the market value of Ohio State-Specific Obligations held in the Portfolio or the ability of particular obli-gors to make timely payments of debt service on (or lease payments relating to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following five years. As of June 30, 1996, the General Fund has a surplus of $635.2 million. A relatively high proportion of persons 65 and older in the Commonwealth, court ordered increases in healthcare reimbursement rates and higher correctional program costs place increased pressures on the tax resources of the Common-wealth and its municipalities. The Commonwealth's debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

                                      18.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax and not subject to the Federal alternative minimum tax ("AMT"), except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax (including instruments which are subject to AMT), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S. Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its investments in Eligible Securities that are not in the highest rating category as determined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total assets, with investments in any one such issuer be-ing limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      19.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of the Fund are managed under the
TRUSTEES          direction of the Fund's Board of Trustees. The following per-
                  sons currently serve on the Board:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Global Wireless.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                  Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

                  David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

INVESTMENT
ADVISER AND       The Adviser to BlackRock Funds is BlackRock, Inc. BlackRock,
SUB-ADVISER       Inc. (formerly PNC Asset Management Group, Inc.) was orga-
                  nized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market
                  Street, 29th Floor, Philadelphia, Pennsylvania 19103. Black-
                  Rock, Inc. is an indirect wholly-owned subsidiary of PNC Bank
                  Corp., a multi-bank holding company. PNC Institutional Man-agement Corporation ("PIMC"), an affiliate of BlackRock, Inc., serves as each Portfolio's sub-adviser. PIMC's princi-pal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.

                  As adviser, BlackRock, Inc. is responsible for the overall investment management of the Portfolios. As sub-adviser, PIMC is responsible for the day-to-day management of the Portfo-lios, and generally makes all purchase and sale investment decisions for the Portfolios. PIMC also provides research and credit analysis. Portfolio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, sub-ject to the requirements of best execution.

                  THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

                  . BlackRock Financial Management, Inc.: Domestic and non-
                   dollar fixed income.

                  . PNC Equity Advisors: Growth equity.

                  . Provident Capital Management: Value equity.

                  . CastleInternational Asset Management: International equity.

                  . PIMC: Money market.

                  For their investment advisory and sub-advisory services, BlackRock, Inc. and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by BlackRock, Inc., and do not represent an extra charge to the Portfolios.

                      MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO
                                         (BEFORE WAIVERS)

            AVERAGE DAILY NET                 INVESTMENT                  SUB-ADVISORY
            ASSETS                           ADVISORY FEE                     FEE
            first $1 billion                     .450%                        .400%
            $1 billion--$2 billion               .400                         .350
            $2 billion--$3 billion               .375                         .325
            greater than $3 billion              .350                         .300

                                      20.

--------------------------------------------------------------------------------

               For the twelve months ended September 30, 1997, the Portfolios paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Money Market Portfolio, .09%; U.S. Trea-sury Money Market Portfolio, .08%; Municipal Money Market Port-folio, .06%; Ohio Municipal Money Market Portfolio, .06%; Penn-sylvania Municipal Money Market Portfolio, .07%; North Carolina Municipal Money Market Portfolio, .06%; and Virginia Municipal Money Market Portfolio, .00% and New Jersey Municipal Money Market Portfolio, .06%.

ADMINISTRATORS
               BlackRock, Inc., PFPC Inc. ("PFPC"), and BlackRock Distribu-tors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-administrators. BlackRock, Inc. and PFPC are indirect whol-ly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net assets and .065% of the av-erage daily net assets of each Portfolio in excess of $1 bil-lion and (ii) .065% of the first $500 million of the average daily net assets allocated to Service Shares of each Portfolio, .055% of the next $500 million of such average daily net assets and .045% of the average daily net assets allocated to Service Shares of each Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their adminis-tration fees from a Portfolio.

               For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER
AGENT,         PNC Bank, National Association ("PNC Bank"), whose principal
DIVIDEND       offices are located at 1600 Market Street, Philadelphia, Penn-
DISBURSING     sylvania 19103, serves as the Portfolios' custodian and PFPC,
AGENTAND       whose principal offices are located at 400 Bellevue Parkway,
CUSTODIAN      Wilmington, Delaware 19809, serves as their transfer agent and dividend disbursing agent.

SHAREHOLDER    The Fund intends to enter into service arrangements with insti-
SERVICING      tutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will render support services to their customers who are the beneficial own-ers of Service Shares. These services are intended to supple-ment the services provided by the Fund's Administrators and transfer agent to the Fund's shareholders of record. In consid-eration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned beneficially by their customers, Institutions may provide one or more of the following services:
               processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the distribu-tor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect

                                      21.

-------------------------------------------------------------------------------
                 to Service Shares beneficially owned by customers or the in-formation necessary for sub-accounting; and providing other similar services. In consideration for payment of a separate shareholder servicing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service
                 Shares owned beneficially by their customers, Institutions may provide one or more of these additional services to such customers: responding to customer inquiries relating to the services performed by the Institution and to customer inqui-ries concerning their investments in Service Shares;
                 assisting customers in designating and changing dividend op-tions, account designations and addresses; and providing other similar shareholder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with Institutions.

                 Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the in-vestment of fiduciary funds in Portfolio shares. Institu-tions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commis-sions, and investment advisers and other money managers sub-ject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. It is intended that the services provided by Institutions under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES
                 Expenses are deducted from the total income of each Portfo-lio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to BlackRock, Inc. and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing pro-spectuses and statements of additional information to exist-ing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance pre-miums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allo-cated among all investment portfolios by or under the direc-tion of the Board of Trustees in a manner the Board deter-mines to be fair and equitable.

                                      22.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares. The Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to appli-cable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promotions in which partici-pants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institu-tions acting on behalf of their customers, as well as to certain persons who were shareholders of Compass Capital Group of Funds at the time of its combina-tion with The PNC Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of In-stitutions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the re-quirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at the net asset value per share next determined after an order is received by PFPC Inc. ("PFPC"), the Fund's transfer agent. Shares may be purchased by Institutions on any Business Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders for each Portfolio except the U.S. Treasury Money Market Port-folio may be placed by telephoning PFPC at (800) 441-7450 no later than 12:00 noon (Eastern Time) on a Business Day. Orders received before 12:00 noon (East-ern Time) will be executed at 12:00 noon (Eastern Time). If payment for such orders is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the Institution placing the order. Orders received after 12:00 noon (Eastern Time) will not be accepted.

Purchase orders for the U.S. Treasury Money Market Portfolio may be placed by telephoning PFPC at (800) 441-7450 no later than 4:00 p.m. (Eastern Time) on a Business Day. Orders received before 12:00 noon (Eastern Time) will be executed at 12:00 noon (Eastern Time); orders received after 12:00 noon (Eastern Time) but before 4:00 p.m. (Eastern Time) will be executed at 4:00 p.m. (Eastern
Time). If payment for such orders is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the Institution placing the order. Orders will not be accepted after 4:00 p.m. (Eastern Time). Under certain circumstances, the Fund may reject large individual purchase or-ders received after 12:00 noon (Eastern Time).

Payment for Service Shares must normally be made only in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement. The Fund does not accept third party checks for initial or subsequent investments.

                                      23.

--------------------------------------------------------------------------------

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Service Shares and may suspend and resume the sale of shares of any Portfolio at any time.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with the redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the cer-tificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid upon redemp-tion may be more or less than the amount invested depending upon the net asset value of a Service Share at the time of redemption.

Payment for redeemed shares for which a redemption order is received by PFPC before 12:00 noon (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the same Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received between 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of BlackRock, Inc., an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is imposed by the Fund, although Institu-tions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institution.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      24.

--------------------------------------------------------------------------------
WHAT SPECIAL PURCHASE AND REDEMPTION PROCEDURES MAY APPLY?
--------------------------------------------------------------------------------

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders for shares of the Portfolios that are in proper form are executed at their net as-set value per share next determined after receipt by the Fund; however, orders will not be executed until payments not made in Federal funds are converted to Federal funds (which normally occurs within two Business Days of receipt) un-less a creditworthy financial institution undertakes to pay for an order in Federal funds by 4:00 p.m. (Eastern Time) the same Business Day an order is placed. Under certain circumstances, the Fund may reject large individual pur-chase orders received after 12:00 noon. The Fund may in its discretion reject any order for shares.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form. The minimum pre-authorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to BlackRock Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Delaware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund re-serves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemp-tion request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

                                      25.

-------------------------------------------------------------------------------

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such proce-dures.

The Fund offers a Systematic Withdrawal Plan ("SWP") which may be used by in-vestors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

Persons who were shareholders of an investment portfolio of Compass Capital Group of Funds at the time of the portfolio's combination with The PNC Fund(R) may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

HOW IS NET ASSET VALUE CALCULATED?
-------------------------------------------------------------------------------

Net asset value is calculated separately for Service Shares of each Portfolio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Port-folio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of Service Shares outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

                                      26.

--------------------------------------------------------------------------------
HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees. The Portfolios do not expect to re-alize net long-term capital gains.

Dividends are reinvested in additional full and fractional Service Shares of the same Portfolio which pays the dividends, unless a shareholder elects to re-ceive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

                                      27.

-------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
-------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise ex-empt, will pay income or capital gains taxes on distributions (except distri-butions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in addi-tional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax preference for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corpo-rate taxpayers in determining certain adjustments for alternative minimum tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Municipal Portfolio will determine annually the percentages of its net investment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to dif-ferent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of in-vesting in the Portfolios. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the State-ment of Additional Information.

NEW JERSEY TAXES. It is anticipated that the New Jersey Municipal Money Market Portfolio will qualify as a "qualified investment fund" and as a result, sub-stantially all distributions paid by the New Jersey Municipal Money Market Portfolio will not be subject to the New Jersey personal income tax. A quali-fied investment fund is an investment company or trust registered with the Se-curities and Exchange Commission, or any series of such investment company or trust, which for the calendar year in which the distribution is paid: (a)

                                      28.

--------------------------------------------------------------------------------

has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments re-lated to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and (b) has at least 80% of the aggregate principal amount of all of its investments, excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by the regulated investment com-pany rules of the Code, cash and cash items, which cash items shall include re-ceivables, in New Jersey State-Specific Obligations or U.S. Government Obliga-tions.

In accordance with New Jersey law as currently in effect, distributions paid by a qualified investment fund are excluded from personal income tax to the extent that the distributions are attributable to interest or gains from New Jersey State--Specific Obligations or to interest or gains from direct U.S. Government Obligations. New Jersey State--Specific Obligations are obligations issued by or on behalf of New Jersey or any county, municipality, or other political sub-division of New Jersey. U.S. Government Obligations are obligations which are statutorily free from tax under the laws of the United States. Distributions by a qualified investment fund from most other sources will be subject to the New Jersey personal income tax. Shares of the New Jersey Municipal Money Market Portfolio are not subject to property taxation by New Jersey.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obliga-tions of the U.S. Government or North Carolina State-Specific Obligations. Dis-tributions derived from interest earned on obligations of political subdivi-sions of Puerto Rico, Guam and the U.S. Virgin Islands, including the govern-ments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Govern-ment (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Gov-ernment securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obliga-tions is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfolio in their net income base for purposes of calculating their Ohio cor-poration franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio State-Specific Obligations or the U.S. obligations described above provided, in the case of U.S. territorial ob-ligations, such interest is excluded from gross income for federal income tax purposes. However, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the
sale, ex     -

                                      29.

-------------------------------------------------------------------------------

change or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district in-come taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax. This discussion of Ohio taxes assumes that the Ohio Municipal Money Mar-ket Portfolio will continue to qualify as a regulated investment company as defined in the Code and that at all times at least 50% of the value of the to-tal assets of the Portfolio consists of Ohio State-Specific Obligations or similar obligations of other states or their subdivisions.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylva-nia State-Specific Obligations is not taxable to individuals, estates or trusts under the Personal Income Tax; to corporations under the Corporate Net Income Tax; nor to individuals under the Philadelphia School District Net In-vestment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other disposition by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax and the Corporate Net Income Tax, but such income is not taxable under the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, are subject to, or included in the measure of, special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial in-stitutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Cap-ital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not sub-ject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and lo-cal taxation under the laws of the United States).

VIRGINIA TAXES. Dividends paid by the Virginia Municipal Money Market Portfo-lio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or de-rived from interest or dividends on obligations of the United States excluda-ble from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Common-wealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will generally be exempt from the Virginia income tax. Dividends derived from interest on debt obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will also be exempt from the Virginia income tax. Dividends derived from interest on debt obligations other than those described above will be subject to the Virginia income tax even though it may be exclud-able from gross income for Federal income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. Capital gains distrib-uted to shareholders derived from Virginia obligations issued pursuant to spe-cial Virginia enabling legislation which provides a specific exemption for such gains will be exempt from Virginia income tax.

The Virginia Department of Taxation has adopted a policy of allowing share-holders to exclude from their Virginia taxable income the exempt portion of distributions from a regulated investment company even though the shareholders receive distributions monthly but receive reports substantiating the exempt portion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may exclude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

                                      30.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. Each Money Market Portfo-lio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Service Shares of the eight money market portfolios de-scribed herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. Be-cause of these "class expenses," the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connec-tion with its Institutional and Service Shares, including an automatic invest-ment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Institutional or Investor Share classes, contact PFPC at
(800) 441-7764 (Institutional Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

                                      31.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Each Portfolio may advertise its "yield", "effective yield" and total return for Service Shares. These performance figures are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the in-come generated by an investment in a Portfolio's Service Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Ef-fective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio's Service Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A Municipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield for Service Shares.

The performance of Service Shares of a Portfolio may be compared to the perfor-mance of mutual funds with similar investment objectives and to relevant indi-ces, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield of Service Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technolo-gies, Inc. and Weisenberger Investment Company Service. Performance information may also include evaluations of the Portfolios published in nationally recog-nized ranking services, and information as reported by financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

                                      32.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      33.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity

    Mid-Cap Growth Equity               Micro-Cap Equity
                                        International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity
    Small Cap Value Equity              International Small Cap Equity
                                        Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                          January 28, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE LOW DURATION BOND, CORE BOND AND INTERMEDIATE BOND PORTFOLIOS
BLACKROCK SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS
                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   4
            What Are The Portfolios' Financial Highlights?...............   5
            What Are The Portfolios?.....................................   6
            What Are The Differences Among The Portfolios?...............   7
            What Types Of Securities Are In The Portfolios?..............   8
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................   9
            What Additional Investment Policies And Risks Apply?.........  10
            Who Manages The Fund?........................................  19
            How Are Shares Purchased And Redeemed?.......................  22
            How Is Net Asset Value Calculated?...........................  24
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  24
            How Are Fund Distributions Taxed?............................  25
            How Is The Fund Organized?...................................  26
            How Is Performance Calculated?...............................  27
            How Can I Get More Information?..............................  28

              This Prospectus sets forth concisely information about the Low Duration Bond, Core Bond and Intermediate Bond Portfolios of BlackRock FundsSM (the "Fund") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund.

              SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
THE LOW DURATION BOND, CORE BOND AND INTERMEDIATE BOND PORTFOLIOS OF

BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               This Prospectus describes three diversified portfolios of BlackRock Funds that invest primarily in taxable bonds--the Low Duration Bond, Core Bond and Intermediate Bond Portfolios (the "Portfolios"). A detailed description of each Portfolio begins on page 6.


               BLACKROCK         PERFORMANCE      LIPPER PEER GROUP
               PORTFOLIO         BENCHMARK

               LOW DURATION      Merrill 1-3      Short-Intermediate
                BOND              Year Treasury    Investment Grade Debt
                                  Index

               CORE BOND         Lehman           Intermediate Investment
                                  Aggregate        Grade Debt
                                  Index

               INTERMEDIATE      Lehman           Intermediate Investment
                BOND              Brothers         Grade Debt
                                  Intermediate
                                  Government/Corporate
                                  Index



UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the Portfolios. We intend this
PORTFOLIOS     document to be an effective tool as you explore different di-
               rections in fixed income investing.

CONSIDERING
THE RISKS IN   There can be no assurance that any mutual fund will achieve its
BOND           investment objective. The Portfolios may purchase mortgage-re-
INVESTING      lated, asset-backed, foreign, stripped and illiquid securities;
               enter into repurchase and reverse repurchase agreements and en-gage in leveraging, which is a speculative technique; lend portfolio securities to third parties; and enter into futures contracts and options. Up to 20% of the total assets of the Low
               Duration Bond Portfolio may be invested in non-investment grade securities that present additional risks. See "What Additional
               Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE            Portfolios, see "How Are Shares Purchased And Redeemed?"
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIOS?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by BlackRock Shares of (i) the Low Duration and Core Bond Portfolios for the fiscal period ended September 30, 1997 and (ii) the Intermediate Bond Portfolio for the cur-rent fiscal year, as a percentage of average daily net assets. The figures shown for the Intermediate Bond Portfolio under "Other expenses" are estimated for the current fiscal year. No BlackRock Shares were outstanding during the Intermediate Bond Portfolio's last fiscal period ended September 30, 1997. An example based on the summary is also shown.

                                          LOW                  INTERMEDIATE
                                     DURATION BOND  CORE BOND      BOND
                                       PORTFOLIO    PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
Advisory fees (after fee
 waivers)(/1/)                                 .22%       .22%           .27%
Other operating expenses (after fee
 waivers)(/1/)                                 .18        .18            .18
Administration fees                     .12          .12          .12
Other expenses                          .06          .06          .06
                                     ------         ----       ------
Total Portfolio operating expenses
 (after fee waivers)(/1/)                      .40%       .40%           .45%
                                            ======       ====         ======

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. BlackRock, Inc. and the administrators are un-der no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to do so during the current fiscal year. Without waivers, "Other operating expenses" would be .31% and "Total Portfolio op-erating expenses" would be .81% for each Portfolio. "Total Portfolio oper-ating expenses" do not include interest that may be paid in the current fiscal year by the Portfolios in connection with their investment opera-tions.

EXAMPLE

An investor in BlackRock Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Low Duration Bond Portfolio    $ 4        $13        $22        $51
Core Bond Portfolio              4         13         22         51
Intermediate Bond Portfolio      5         14        N/A        N/A

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios. Information about the performance of Black-Rock Shares of the Portfolios will be available in the Fund's annual and semi-annual reports to shareholders, which may be obtained from the Fund free of charge by calling (800) 441-7764 when they become available.

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Re-deemed?--Distributor" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FINANCIAL HIGHLIGHTS?
--------------------------------------------------------------------------------

               The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountants. This financial information should be read together with those financial statements. Fur-ther information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling
               (800) 441-7762. During the periods shown, no BlackRock Shares of the Intermediate Bond Portfolio were outstanding.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A BLACKROCK SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                6/3/97          5/1/97
                                                THROUGH         THROUGH
                                                9/30/97         9/30/97
                                                  LOW
                                             DURATION BOND     CORE BOND
                                               PORTFOLIO       PORTFOLIO
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD            $  9.82         $  9.57
                                                -------         -------
 Net investment income                             0.19            0.26
 Net realized and unrealized gain or loss on
  investments                                      0.07            0.24
                                                -------         -------
Total from investment operations                   0.26            0.50
                                                -------         -------
LESS DISTRIBUTIONS
Distributions from net investment income          (0.19)          (0.25)
Distributions from net realized capital
 gains                                              --              --
                                                -------         -------
 Total dividends and distributions                (0.19)          (0.25)
                                                -------         -------
NET ASSET VALUE, END OF PERIOD                  $  9.89         $  9.82
                                                =======         =======
Total investment return/2/                         2.68%           5.30%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                           0.40/2/,/3/     0.40/2/,/3/
 Excluding waivers                                 0.73/2/         0.69/2/
Net investment income                              6.58/2/         6.70/2/
 Excluding waivers                                 6.25/2/         6.41/2/
SUPPLEMENTAL DATA:
PORTFOLIO TURNOVER                                  371%            441%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $68,300         $48,139

/1/Commencement of investment operations of share class.

/2/Annualized.

/3/Including interest expense, ratios would have been 1.01% and 0.56% for the fiscal period ended September 30, 1997 for Low Duration Bond and Core Bond, respectively.

                                       5.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS?
--------------------------------------------------------------------------------

                  The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that in-vestors may participate across multiple disciplines in order to seek their long-term financial goals.

                  This Prospectus describes three bond portfolios of BLACKROCK FUNDS--the Low Duration Bond, Core Bond and Intermediate Bond Portfolios.

                PORTFOLIO               INVESTMENT OBJECTIVE
            Low Duration Bond  To realize a rate of return that
                               exceeds the total return of the
                               Merrill Lynch 1-3 year Treasury Index.
            Core Bond          To realize a total rate of return that
                               exceeds the total return of the Lehman
                               Brothers Aggregate Index.
            Intermediate Bond  To seek current income consistent with
                               the preservation of capital.

                                       6.

--------------------------------------------------------------------------------
WHAT ARE THE DIFFERENCES AMONG THE PORTFOLIOS?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                         DOLLAR-WEIGHTED           CREDIT          MINIMUM
                     PERFORMANCE         AVERAGE MATURITY         QUALITY          CREDIT
 PORTFOLIO            BENCHMARK*         (APPROXIMATE)**       CONCENTRATION       QUALITY
Low Duration  Merrill 1-3 Year Treasury     3-5 Years         Investment Grade        B
 Bond                   Index                                     Spectrum
Core Bond                                   5-10 Years        Investment Grade       BBB
                Lehman Aggregate Index                            Spectrum
Intermediate       Lehman Brothers          5-10 Years        Investment Grade       BBB
 Bond                Intermediate                                 Spectrum
              Government/Corporate Index

 *For more information on a Portfolio's benchmark, see Appendix A at the back of this Prospectus.
**The Portfolios' sub-adviser will normally attempt to structure the Portfolios to have comparable durations to the benchmarks. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average matu-rity.

                                       7.

--------------------------------------------------------------------------------
WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIOS?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio, according to the following designations:

  Yes: The Portfolio will hold a significant concentration of these securi-ties under normal circumstances.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under normal market conditions is not expected to do so.

  No:   The Portfolio may not purchase these securities.

                                                    NON
                                                  AGENCY/                        FOREIGN
                      U.S.                AGENCY COMMERCIAL              HIGH  SECURITIES/
                   TREASURIES AGENCIES/1/ MBS/2/   MBS/2/   CORP. ABS/3/ YIELD  CURRENCY   MUNICIPALS
Low Duration Bond     Yes         Yes      Yes     Elig.    Elig. Elig.  Elig.    Elig.      Elig.
Core Bond             Yes         Yes      Yes     Elig.     Yes   Yes    No      Elig.      Elig.
Intermediate Bond     Yes         Yes      Yes     Elig.     Yes   Yes    No       No        Elig.

/1/Obligations of U.S. Government agencies and instrumentalities
/2/MBS = mortgage-backed securities
/3/ABS = asset-backed securities

                                       8.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIOS' FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to a Portfolio's investment objective. No assurance can be provided that a Portfolio will achieve its in-vestment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation; and

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry.

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                       9.

-------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
-------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Portfolios will generally be rated investment grade at the time of purchase (within the four highest rating categories by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Serv-ice, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P are generally considered to be investment grade although they have speculative characteris-tics. In addition, the Low Duration Bond Portfolio may invest up to 20% of its total assets in non-investment grade securities. If a security's rating is re-duced below the minimum rating that is permitted for a Portfolio, the Portfo-lio's sub-adviser will consider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios may make signifi-cant investments in residential and commercial mortgage-related and other as-set-backed securities (i.e., securities backed by home equity loans, install-ment sale contracts, credit card receivables or other assets) issued by gov-ernmental entities and private issuers.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. In most cases, however, payments of prin-cipal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the pro-tection of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables per-mit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receiv-ables. Therefore, there is a possibility that recoveries on repossessed col-lateral may not, in some cases, be able to support payments on these securi-ties.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be

                                      10.

--------------------------------------------------------------------------------
prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of a Port-folio, the maturity of mortgage-related and other asset-backed securities held by the Portfolio will be based on estimates of average life which take prepay-ments into account. The average life of a mortgage-related instrument, in par-ticular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

The Portfolios may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. or mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage- related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments. Additionally, current federal tax law requires the holder of certain zero coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated in-vestment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvanta-geous circumstances in order to generate cash to satisfy these distribution re-quirements. See "How Are Fund Distributions Taxed?"

                                      11.

--------------------------------------------------------------------------------

CORPORATE AND BANK OBLIGATIONS. The Portfolios may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obli-gations issued by Canadian corporations and Canadian counterparts of U.S. cor-porations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of depos-it, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolios may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumen-talities if it is not obligated to do so by law.

NON-INVESTMENT GRADE SECURITIES. The Low Duration Bond Portfolio may invest in non-investment grade or "high yield" fixed income or convertible securities, commonly known to investors as "junk bonds," when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them de-sirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market conditions, no more than 20% of its total assets are invested in non-investment grade debt securities, and such securi-ties are rated "B" or higher at the time of purchase by at least one major rat-ing agency.

While generally providing greater income and opportunity for gain, non-invest-ment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's) or will be non-rated. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

While the market values of high yield securities tend to react less to fluctua-tions in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Investors in high yield securities have a lower degree of protec-tion with respect to principal and interest payments than do investors in higher rated securities due to the reduced creditworthiness of high yield is-suers. During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may ex-perience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also dis-rupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek re-covery of its investment.

The secondary markets for high yield securities are not as liquid as the sec-ondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and partici-pants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, due to the market's relative youth and growth the trading

                                      12.

--------------------------------------------------------------------------------

volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condi-tion of a particular issuer. In addition, the high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental anal-ysis. Additionally, prices for high yield securities may be affected by legis-lative and regulatory developments. These developments could adversely affect a Portfolio's net asset value and investment practices, the secondary market for high yield securities,the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market.

The Low Duration Bond Portfolio may invest in securities rated "B" and above or determined by the sub-adviser to be of comparable quality. Securities which are rated "BB" by S&P and "Ba" by Moody's have speculative characteristics with re-spect to capacity to pay interest and repay principal. Securities which are rated "B" generally lack characteristics of a desirable investment and assur-ance of interest and principal payments over any long period of time may be small. For a description of securities ratings, see Appendix A in the Statement of Additional Information. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and principal. In the event that a Portfolio investing in high yield securities experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based. The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs. For more information regarding non-investment grade securities, see "Investment Poli-cies--Non-Investment Grade Securities" in the Statement of Additional Informa-tion.

FOREIGN INVESTMENTS. The Low Duration Bond Portfolio may invest up to 20% of its total assets and the Core Bond Portfolio up to 10% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged ba-sis, and may hold from time to time various foreign currencies pending invest-ment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, each Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under "Interest Rate and Currency Transactions" and "Options and Futures Contracts." Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in cur-rency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations. In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Devel-

                                      13.

--------------------------------------------------------------------------------
opment Bank, European Investment Bank, and European Economic Community; (c) debt obligations of foreign banks and bank holding companies; (d) debt obliga-tions of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in the European Currency Unit (ECU); and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon se-curities.

To maintain greater flexibility, a Portfolio may invest in instruments which have the characteristics of futures contracts. These instruments may take a va-riety of forms, such as debt securities with interest or principal payments de-termined by reference to the value of a currency or commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including volatility and illiquidity.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with respect to any particular securities, be limited. In addition, Municipal Obligations pur-chased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these insti-tutions could cause loss to a Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration manage-ment technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

                                      14.

--------------------------------------------------------------------------------

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

In addition, the Low Duration Bond Portfolio may engage in foreign currency ex-change transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts ("futures contracts"). The Portfolio may also purchase ex-change-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctua-tions, the Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write (i.e. sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative, or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securi-ties, securities indices or the yield differential between two securities, or, in the case of the Low Duration Bond Portfolio, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call op-tions when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Op-tions trading is a highly specialized activity that entails greater than ordi-nary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clear-ing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a

                                      15.

-------------------------------------------------------------------------------
purchaser or a seller of a futures contract at a specified exercise price dur-ing the option period. When a Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exer-cised. In connection with a Portfolio's position in a futures contract or re-lated option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC require-ments.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by a Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default to the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insur-ance companies. Under these contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance com-pany then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Se-curities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of in-terest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Port-folio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

                                      16.

--------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse re-purchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse re-purchase agreement is outstanding, a Portfolio will maintain a segregated ac-count with the Fund's custodian containing cash, U.S. Government or other ap-propriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its to-tal assets. In addition, a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' sub-adviser in accordance with guidelines established by the Fund's Board of Trust-ees that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninter-ested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages

                                      17.

--------------------------------------------------------------------------------
collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment perfor-mance of a Portfolio compared with what the performance would have been without the use of dollar rolls. At the time a Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custo-dian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subse-quently monitor the account to ensure that its value is maintained. A Portfo-lio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its to-tal assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully em-ployed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. In the past, the annualized portfolio turnover rates of the Portfolios have exceeded 500%. A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., 100% or more) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing inter-est rates. Fixed income securities with longer maturities, which tend to pro-duce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio's assets is ex-pected to vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon the sub-adviser's assessment of economic and market conditions. Although the Portfolios' sub-adviser will normally attempt to structure each Portfolio to have a comparable duration to its benchmark as stated in that section, there can be no assurance that it will be able to do so at all times.

                                      18.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF       The business and affairs of the Fund are managed under the di-
TRUSTEES       rection of its Board of Trustees. The following persons cur-
               rently serve on the Board:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Global Wireless.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND
SUB-ADVISER    The Adviser to the BlackRock Funds is BlackRock, Inc. Each of
               the Portfolios is managed by a specialized portfolio manager who is a member of BlackRock, Inc.'s fixed income portfolio management affiliate, BlackRock Financial Management, Inc.
               ("BlackRock"). BlackRock has its primary offices at 345 Park
               Avenue, New York, New York 10154.

               The Portfolios and their portfolio managers are as follows:

 BLACKROCK PORTFOLIO                      PORTFOLIO MANAGER
 -------------------                      -----------------
 Low Duration Bond   Robert S. Kapito; Vice Chairman of BlackRock since 1988;
                     Portfolio co-manager since its inception.
                     Scott Amero; Managing Director of BlackRock since 1990;
                     Portfolio co-manager since its inception.
                     Jody Kochansky; Vice President of BlackRock since 1992;
                     Portfolio co-manager since 1995.
 Core Bond           Keith Anderson; Managing Director of BlackRock since 1988;
                     Portfolio co-manager since June 1997.
                     Robert Michele, CFA; Managing Director of BlackRock since
                     1996; Director and Head of U.S. Fixed Income Investments
                     at CS First Boston Investment Management Corporation from
                     1993 to 1995; Deputy Manager and Senior Portfolio Manager
                     at Brown Brothers Harriman & Co. from 1985 to 1993;
                     Portfolio co-manager since June 1997.
 Intermediate Bond   Robert S. Kapito (see above); Portfolio co-manager since
                     1995.
                     Michael P. Lustig; Vice President of BlackRock since 1989;
                     Portfolio co-manager since 1995.
                     Scott Amero (see above); Portfolio co-manager since 1995.

               BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               As adviser, BlackRock, Inc. is responsible for the overall in-vestment management of the Portfolios. As sub-adviser, Black-Rock is responsible for the day-to-day management of the Port-folios, and generally makes all purchase and sale investment decisions for the Portfolios. BlackRock also provides research and credit analysis.

                                      19.

-------------------------------------------------------------------------------

                 THE AFFILIATE SUB-ADVISERS OF BLACKROCK, INC. ARE:

                 . BlackRock Financial Management, Inc.: Domestic and non-
                  dollar fixed income.

                 . PNC Equity Advisors: Growth equity.

                 . Provident Capital Management: Value equity.

                 . CastleInternational Asset Management: International
                  equity.

                 . PIMC: Money market.

                 For their investment advisory and sub-advisory services, BlackRock, Inc. and the Portfolios' sub-adviser are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfo-lios?", with respect to certain Portfolios, BlackRock, Inc. and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock, Inc., and do not represent an extra charge to the Portfolios.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                            EACH PORTFOLIO
                                       -------------------------
                                        INVESTMENT  SUB-ADVISORY
            AVERAGE DAILY NET ASSETS   ADVISORY FEE     FEE
            ------------------------   ------------ ------------
            first $1 billion               .500%        .350%
            $1 billion--$2 billion         .450         .300
            $2 billion--$3 billion         .425         .275
            greater than $3 billion        .400         .250

                 For the twelve months ended September 30, 1997, the Low Du-ration Bond and Core Bond Portfolios paid investment advi-sory fees, after voluntary fee waivers, at the annual rates of .22% and .22% of their respective average daily net as-sets.

                 The Portfolios' sub-adviser strives to achieve best execu-tion on all transactions. Infrequently, brokerage transac-tions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with the Fund's distributor, subject to the requirements of best execution.

ADMINISTRATORS
                 BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distribu-tors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-administrators. BlackRock, Inc. and PFPC are indi-rect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

                 The Administrators generally assist the Fund in all aspects of its administration and operation, including matters re-lating to the maintenance of financial records, fund ac-counting and servicing relating to investments in BlackRock Shares. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's aver-age daily net assets. PFPC and BDI are entitled to receive a combined fee, computed daily and payable monthly, at an ag-gregate annual rate of (i) .085% of the first $500 million of each Portfolio's average daily net assets, .075% of the next $500 million of each Portfolio's average daily net as-sets and .065% of the average daily net assets of each Port-folio in excess of $1 billion and (ii) .115% of the first $500 million of average daily net assets allocated to the BlackRock Shares of each Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the average daily net assets allocated to the BlackRock Shares of each Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their adminis-tration fees from a Portfolio.

                                      20.

--------------------------------------------------------------------------------

               For information about the operating expenses the Portfolios ex-pect to pay for the current fiscal period, see "What Are The Expenses Of The Portfolios?"

TRANSFER
AGENT,         PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND       Street, Philadelphia, Pennsylvania 19103, serves as the Portfo-
DISBURSING     lios' custodian and PFPC, whose principal offices are located
AGENT AND      at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as
CUSTODIAN      their transfer agent and dividend disbursing agent.

EXPENSES
               Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to BlackRock, Inc. and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional informa-tion and of printing and distributing prospectuses and state-ments of additional information to existing shareholders, ex-penses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of in-dependent pricing services, and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general ex-penses of the Fund that do not belong to a particular invest-ment portfolio will be allocated among all investment portfo-lios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      21.

-------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
-------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to BlackRock Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor-ship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "In-vestment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. BlackRock Shares are offered to institutional investors with a minimum investment of $5,000,000. There is no minimum subsequent in-vestment requirement.

BlackRock Shares are sold at their net asset value per share next computed af-ter an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (East-ern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for BlackRock Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. The Fund does not accept third party checks for initial or subsequent investments. For further information, see the Statement of Additional Information.

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for BlackRock Shares and may suspend and resume the sale of shares of any Portfolio at any time.

REDEMPTION OF SHARES. Redemption orders for BlackRock Shares may be placed by telephoning PFPC at (800) 441-7450. BlackRock Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably be-lieved to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days af-ter receiving a redemption order if, in the judgment of BlackRock, Inc., an earlier payment could adversely affect a Portfolio. No charge for wiring re-demption payments is imposed by the Fund.

                                      22.

--------------------------------------------------------------------------------

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem BlackRock Shares in any Portfolio account if the account balance drops below $5,000,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      23.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for BlackRock Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. East-ern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its BlackRock Shares, less the liabilities charged to its BlackRock Shares, by the number of its BlackRock Shares that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of BlackRock Shares of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Portfolio declares a dividend each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Over the course of a year, substantially all of the Portfolios' net investment income will be declared as dividends. The amount of the daily divi-dend for each Portfolio will be based on periodic projections of its net in-vestment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

                                      24.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before the record date for a capital gains distribution should be aware that the amount of the forthcoming payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

A Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the se-curity over the basis of such bond immediately after it was acquired) if the Portfolio elects to accrue market discount on a current basis. In addition, in-come may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash dis-tribution to a Portfolio, such Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction or any interest expenses incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, shareholders who are non-resi-dent alien individuals, foreign trusts or estates, foreign corporations or for-eign partnerships may be subject to different Federal income tax treatment. Fu-ture legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Portfolio. For additional infor-mation concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treat-ment, see "Taxes" in the Statement of Additional Information.

                                      25.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in 38 investment portfolios. Each Portfolio has the ability to offer five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. In addition, the Low Duration Bond Portfolio, Core Bond Portfolio and Intermediate Bond Portfo-lio offer a sixth share class--BlackRock Shares. This Prospectus relates only to BlackRock Shares of the Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of the BlackRock Shares of a Portfolio is expected to be no less than the performance of the Portfolio's Institutional Shares, the performance of both the BlackRock Shares and Institutional Shares of a Portfolio is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of the BlackRock Shares, Institutional Shares and Service Shares of a Portfolio is ex-pected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its BlackRock, Insti-tutional and Service Shares, including an automatic investment plan and an au-tomatic withdrawal plan. For further information regarding the Fund's Institu-tional, Service and Investor Share classes, contact PFPC at (800) 441-7764 (In-stitutional and Service Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                      26.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for BlackRock Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in BlackRock Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate to-tal return reflects the total percentage change in value over the measuring pe-riod. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its BlackRock Shares are reinvested in BlackRock Shares.

The yield of BlackRock Shares is computed by dividing the Portfolio's net in-come per share allocated to its BlackRock Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a Portfolio's BlackRock Shares may be compared to the per-formance of other mutual funds with similar investment objectives and to rele-vant indices, as well as to ratings or rankings prepared by independent serv-ices or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio's BlackRock Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA In-vestment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associates and the Lehman Government Corporate Bond Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their BlackRock Shares published by nationally recognized rank-ing services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of BlackRock Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's BlackRock Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for BlackRock Shares of a Portfolio cannot necessarily be used to compare an in-vestment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in BlackRock Shares will not be included in the Portfolio's performance calcula-tions.

                                      27.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      28.

--------------------------------------------------------------------------------
                                   APPENDIX A

 COMPASS CAPITAL         PERFORMANCE
    PORTFOLIO             BENCHMARK                         DESCRIPTION
Low Duration Bond  Merrill 1-3 Year         Treasuries with maturities ranging from 1
                   Treasury Index           to 2.99 years
Core Bond          Lehman Aggregate Index   The Lehman Aggregate contains issues that
                                            meet the following criteria:
                                            . At least $100 million par amount
                                              outstanding for entry and exit
                                            . Rated investment grade (at least Baa-3)
                                              by Moody's or S&P (if not rated by
                                              Moody's)
                                            . At least one year at maturity
                                            . Coupon must have a fixed rate
                                            . Excludes CMOs, ARMs, manufactured homes,
                                              non-agency bonds, buydowns, graduated
                                              equity mortgages, project loans and non-
                                              conforming ("jumbo") mortgages
                                            . As of January 20, 1998, the composition
                                              of the Lehman Brothers Aggregate Index
                                              is:
                                            58% allocation to Treasury and government
                                            securities
                                            15% allocation to mortgage-backed
                                            securities
                                            27% allocation to corporate and asset-
                                            backed securities
Intermediate Bond  Lehman Brothers          Treasury, agency and corporate issues in
                   Intermediate             the Lehman Aggregate, excluding maturities
                   Government/Corporate     above 9.99 years.
                   Index

                                      29.

                                                           BLACKROCK FUNDS

THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $14 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity
    Large Cap Value Equity              Select Equity

    Mid-Cap Growth Equity               Micro-Cap Equity
                                        International Equity
    Mid-Cap Value Equity                International Emerging Markets

    Small Cap Growth Equity             International Small Cap Equity
                                        Index Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                          COMPASS CAPITAL FUNDS/SM/
                            (INSTITUTIONAL SHARES OF
                        BLACKROCK STRATEGIC PORTFOLIO I
                                      AND
                       BLACKROCK STRATEGIC PORTFOLIO II)
                             CROSS REFERENCE SHEET

 FORM N-1A ITEM                             PROSPECTUS CAPTION
 --------------                             ------------------
     PART A
 1.  Cover page............................ Cover Page
 2.  Synopsis.............................. Summary of Expenses
 3.  Condensed Financial Information....... Not Applicable
 4.  General Description of Registrant..... Cover Page; Investment Objective
                                             and Policies; Eligible
                                             Investments; Portfolio
                                             Techniques, Instruments and
                                             Risks; Organization
 5.  Management of the Fund................ Management of the Fund
 5A. Management's Discussion of Fund
      Performance.......................... Not Applicable
 6.  Capital Stock and Other Securities.... Cover Page; Dividends and
                                             Distributions; Taxes;
                                             Organization
 7.  Purchase of Securities Being Offered.. Purchases and Redemptions;
                                             Dividends and Distributions; Net
                                             Asset Value
 8.  Redemption or Repurchase.............. Purchases and Redemptions
 9.  Pending Legal Proceedings............. Not Applicable

 ITEM NUMBER
 FORM N-1A     STATEMENT OF ADDITIONAL
 PART B        INFORMATION CAPTION
 -----------   -----------------------
 10            Cover Page
 11            Table of Contents
 12            Miscellaneous
 13(a),(b),(c) Investment Objective and Policies; Investment Restrictions
 13(d)         Portfolio Transactions
 14(a)         Trustees And Officers
 14(b)         Trustees and Officers
 14(c)         Trustees And Officers
 15(a)         Miscellaneous
 15(b)         Miscellaneous
 15(c)         Trustees And Officers
               Investment Advisory, Administration, Distribution and Servicing
 16             Arrangements
 17(a)         Portfolio Transactions
 17(b)         Not Applicable
 17(c)         Portfolio Transactions
 17(d)         Not Applicable
 17(e)         Portfolio Transactions
 18(a)         Additional Information Concerning Shares
 18(b)         Not Applicable
 19(a)         Purchase And Redemption Information
 19(b)         Valuation Of Portfolio Securities
 19(c)         Purchase And Redemption Information
 20            Taxes
               Investment Advisory, Administration, Distribution And Servicing
 21(a)          Arrangements
 21(b)         Not Applicable
 21(c)         Not Applicable
 22(a)         Not Applicable
 22(b)         Performance Information
 23            Not Applicable

PART C

  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                        BLACKROCK STRATEGIC PORTFOLIO I
                       BLACKROCK STRATEGIC PORTFOLIO II



                  INSTITUTIONAL INVESTMENT PORTFOLIOS OFFERED

                             BY BLACKROCK FUNDS/SM/



                                   PROSPECTUS

                                JANUARY 28, 1998

                        BLACKROCK STRATEGIC PORTFOLIO I
                        BLACKROCK STRATEGIC PORTFOLIO II


     This Prospectus relates to BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II (the "Portfolios"), two separate investment portfolios offered by BlackRock Funds/SM/ (the "Fund") to the separate account clients of BlackRock Financial Management, Inc. ("BlackRock"). Each Portfolio seeks to maximize total return through investment in a portfolio of investment grade fixed income securities of foreign and U.S. issuers denominated in foreign currencies, baskets of foreign currencies and the U.S. dollar.


     This Prospectus describes concisely the information about the Portfolios that you should consider before investing. Please read and keep it for future reference. More information about the Portfolios is contained in a Statement of Additional Information dated January 28, 1998 that has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information, as supplemented from time to time, can be obtained free upon request by calling 1-800-422-6538, and is incorporated by reference into this Prospectus. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION, OR ANY OTHER BANK AND SHARES ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.



                                                            January 28, 1998

                              SUMMARY OF EXPENSES


Below is a summary of the annual operating expenses expected to be incurred by the Portfolios after fee waivers for the current fiscal year as a percentage of average daily net assets. An example based on the summary is also shown.

                                 BLACKROCK STRATEGIC   BLACKROCK STRATEGIC
                                 PORTFOLIO I           PORTFOLIO II
                                 -------------------   -------------------
ANNUAL PORTFOLIO OPERATING
 EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
Advisory fees
____ (after fee waivers)/(1)/               .00%                  .00%
Other operating expenses
____ (after fee waivers)/(1)/               .26%                  .26%
                                            ----                  ----
   Administrative fees           .10%                  .10%
   Other expenses                .16%                  .16%
                                 ----                  ----

Total Portfolio operating
 expenses (after fee
 waivers)/(1)/                              .26%                  .26%
                                            ====                  ====


(1) Without waivers, advisory fees would be .20% and administration fees would be .23% for each Portfolio. The Portfolios' investment adviser and administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to do so during the current fiscal year. "Other operating expenses" in the Table are based on estimated amounts for the current fiscal year. Without waivers, "Other operating expenses" would be .39% and .39%, respectively, and "Total Portfolio operating expenses" would be .59% and .59%, respectively.

EXAMPLE

Based on the foregoing Table, an investor in the Portfolios would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:


                                         ONE YEAR  THREE YEARS
BlackRock Strategic Portfolio I             $3          $8
BlackRock Strategic Portfolio II             3           8


The foregoing Table and Example are intended to assist investors in understanding the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be imposed by BlackRock directly on its customer accounts in connection with investments in the Portfolios.


THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. INFORMATION ABOUT THE ACTUAL PERFORMANCE OF THE PORTFOLIOS WILL BE CONTAINED IN THE PORTFOLIOS' FUTURE ANNUAL REPORTS TO SHAREHOLDERS, WHICH MAY BE OBTAINED WITHOUT CHARGE WHEN THEY BECOME AVAILABLE.

                                 THE PORTFOLIOS


BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II (the "Portfolios") are non-diversified portfolios within the BlackRock Fund group designed for the separate account clients of BlackRock Financial Management, Inc. ("BlackRock"), the Portfolios' investment adviser (the "Adviser").

                       INVESTMENT OBJECTIVE AND POLICIES

Each Portfolio seeks to maximize total return through investment in a portfolio of investment grade fixed income securities of foreign and U.S. issuers denominated in foreign currencies, baskets of foreign currencies and the U.S. dollar. Under normal market conditions, each Portfolio expects to invest a significant portion of its assets in securities denominated in foreign currencies or baskets of foreign currencies. U.S. dollar investments will be utilized primarily for hedging purposes, to conform to U.S. tax diversification regulations, or for temporary defensive purposes.

BlackRock Strategic Portfolio I will generally maintain a U.S. dollar-weighted average duration between 0 and 8 years and will invest in securities across the entire maturity spectrum. BlackRock Strategic Portfolio II will generally maintain a U.S. dollar-weighted average duration between 0 and 6 years and may invest in securities across the entire maturity spectrum, though it will tend to emphasize securities that on average have shorter durations than those utilized in BlackRock Strategic Portfolio I.

Under normal conditions, each Portfolio intends to hedge its exposure to foreign currencies such that no more than 25% of the Portfolio's net assets are exposed to all currencies other than the U.S. dollar.

No assurance can be provided that a Portfolio will achieve its investment objective. A Portfolio's investment objective and the policies stated in this Prospectus may be changed by the Fund's Board of Trustees without shareholder approval. The Portfolios have, however, also adopted certain fundamental investment limitations that are set forth in the Statement of Additional Information and may be changed only with the approval of "a majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information).

                                 ELIGIBLE INVESTMENTS

The Portfolios may invest in the following types of securities, which may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities ("U.S. Government Obligations"); obligations issued or guaranteed by a foreign government, or any of its political subdivisions, authorities, agencies or instrumentalities; obligations of international agencies or supranational organizations; Brady bonds; bank obligations, including certificates of deposit, fixed time deposits, notes and bankers' acceptances; corporate debt securities, including convertible securities and corporate commercial paper; preferred stock; structured notes and loan participations; repurchase agreements; mortgage-backed and asset-backed securities; and obligations issued or guaranteed by a state or local government. These securities may be publicly or privately offered and may have fixed, variable or floating rates of interest.

The Portfolios may buy or sell interest rate futures contracts, options on interest rate futures contracts, interest rate caps and floors, and options on fixed income securities, and may enter into interest rate swap transactions. The Portfolios may also engage in foreign currency exchange transactions by means of buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts and swaps, and buying or selling foreign currency options, foreign currency futures, and options on foreign currency futures.

The debt securities and counterparties of each of the Portfolios will, at the time of investment, be rated investment grade by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated by those rating organizations, will be determined by the Adviser to be of comparable credit quality at the time of investment or will be U.S. Government Obligations. In the case of short-term investments, the Portfolios' assets will be rated in the highest rating category by at least one NRSRO or, if unrated by any NRSRO, will be determined by the Adviser to be of comparable credit quality at the time of investment or will be U.S. Government Obligations. Securities rated BBB or Baa are generally considered to be investment grade although they have speculative characteristics. If a security's ratings are reduced by all rating services below the minimum rating that is permitted for a Portfolio, the Adviser will consider whether the Portfolio should continue to hold the security. See Appendix A to the Statement of Additional Information for a description of the securities ratings mentioned above.

                  PORTFOLIO TECHNIQUES, INSTRUMENTS AND RISKS

A brief description of the portfolio techniques, instruments and risks applicable to the Portfolios is provided below. Further information is set forth in the Statement of Additional Information.

PORTFOLIO SECURITIES GENERALLY. Investment by the Portfolios in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay interest in foreign currencies, the value of a Portfolio will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions in foreign securities markets has increased in recent years, it remains appreciably below that of the U.S. securities markets. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in U.S. securities. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

The Portfolios intend to invest primarily in obligations of issuers based in developed countries. Each Portfolio may, however, invest up to a maximum of 20% of its total assets in obligations of issuers based in emerging market countries subject to the same credit quality restrictions as other investments.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank and

European Economic Community; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in baskets of foreign currencies, such as the European Currency Unit (ECU); and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities, preferred stock, Brady bonds and zero-coupon securities.

Subject to the limitation stated above regarding investments in emerging market countries, each Portfolio may invest more than 25% of its total assets in the securities of issuers located in a single country. Investments of 25% or more of a Portfolio's total assets in a particular country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

The value of fixed income securities held by the Portfolios can generally be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio's assets will vary based upon the Adviser's assessments of economic and market conditions. As stated above, the Portfolios will seek to maintain a duration within broad, though specified, limits. A Portfolio's duration is a measure of its price sensitivity, including expected cash flows and prepayments on its securities holdings under a wide range of interest rate scenarios. In computing the duration of a Portfolio, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. The Adviser may use various techniques to lengthen or shorten the duration of a Portfolio, including the acquisition of debt obligations at a premium or discount, interest rate swaps and interest rate futures and related options. There can be no assurance that the Adviser's estimation of a Portfolio's duration will be accurate or that the duration of a Portfolio will always be within the limits designated above.

Emerging market countries in which the Portfolios may invest are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Portfolios of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging markets countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

NON-DIVERSIFIED STATUS. Each Portfolio is classified as a non-diversified portfolio under the Investment Company Act of 1940 (the "1940 Act"). Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In conformance with applicable tax requirements each Portfolio will not invest in securities (except U.S. Government securities within the meaning of the Internal Revenue Code of 1986) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in the securities of any one issuer (except U.S. Government securities as so defined).

CURRENCY HEDGING TRANSACTIONS. Under normal conditions, each Portfolio intends to hedge its exposure to foreign currencies such that no more than 25% of the Portfolio's net assets are exposed to all currencies other than the U.S. dollar. For this purpose, assets that are subject to proxy hedging transactions as described below are considered to be assets that are not exposed to foreign currencies.

Each Portfolio may enter into spot and forward foreign currency exchange contracts and currency swaps, and may purchase and sell foreign currency futures contracts, options on foreign currency futures contracts and exchange traded and over-the-counter

("OTC") options on currencies to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies or baskets of foreign currencies. A Portfolio may also engage in proxy hedging transactions. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are, or are expected to be, denominated, and to buy U.S. dollars. There is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging. Each Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure.

In addition, subject to the limitation on foreign currency exposure stated above, each Portfolio may enter into currency transactions to seek to increase total return when the Advisor believes the transactions are in furtherance of a Portfolio's investment objective. In connection with their currency transactions, the Portfolios will segregate cash, U.S. Government securities or other liquid assets, or will otherwise cover their position in accordance with the applicable requirements of the SEC.

In general, currency transactions are subject to risks different from those of other portfolio transactions, and can result in greater losses to a Portfolio than would otherwise be incurred, even when the currency transactions are used for hedging purposes.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mortgage Association ("GNMA") are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association ("FNMA") and the Student Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

CORPORATE AND BANK OBLIGATIONS. The Portfolios may invest in debt obligations of domestic or foreign corporations and banks.

Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolios may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

MUNICIPAL OBLIGATIONS. When deemed advisable by the Adviser, the Portfolios may invest in obligations issued by a state or local government ("Municipal Obligations"). Municipal Obligations include general obligation securities that are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest, and revenue securities that are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Municipal Obligations also include "moral obligation" bonds, which are normally issued by special purpose public authorities, and participation certificates in a lease, an installment purchase contract or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Dividends paid by the Portfolios that are derived from income earned on Municipal Obligations will not be tax-exempt.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios may purchase securities that are secured or backed by residential or commercial mortgages as well as other assets (e.g., automobile loans and credit card receivables). Issuers of these mortgage-related and asset-backed securities include both governmental and private issuers. Mortgage-related securities include, but are not limited to, guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-related securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes with different relative payment rights, and each with a specified fixed or floating interest rate and a final distribution date.

Non-mortgage asset-backed securities may present certain risks that are not presented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.
For example,
credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. In addition, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations normally may be prepaid by the issuer at any time because the underlying assets (i.e., loans) generally may be prepaid by the borrowers at any time. In periods of falling interest rates, the rate of prepayments tends to increase, and in periods of rising interest rates, prepayments tend to slow. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely, and a change in the rate of expected prepayments may result in a loss to a Portfolio on its investment.


The Portfolios may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. or mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

LOAN PARTICIPATIONS AND OTHER STRUCTURED SECURITIES. The Portfolios may purchase participation interests in debt securities from foreign and domestic financial institutions. A participation interest gives a Portfolio an undivided interest in the security in the proportion that the participation interest bears to the total principal amount of the security. Participation interests may have fixed, floating or variable rates of interest. The Portfolios intend only to purchase participations from an entity or syndicate, and do not intend to serve as co-lenders in any participations. It is possible that a participation interest might be deemed to be an extension of credit by a Portfolio to the issuing financial institution that is not a direct interest in the credit of the obligor of the underlying security and is not directly entitled to the protection of any collateral security provided by such obligor. In that event, the ability of the Portfolio to obtain repayment might depend on the issuing financial institution.

The Portfolios also may purchase other types of structured securities, including zero coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments, as well as instruments that have interest rates that reset inversely to changing short-term rates and/or have imbedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate.

In addition, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These securities, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). The Portfolios also may purchase "stripped" securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

Many of the instruments described above represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of securities. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of instruments and may present greater potential for capital gain or loss. On the other hand, the imbedded option features of certain instruments could limit the amount of appreciation a Portfolio can realize on its investment, could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these instruments than for other types of instruments. In some cases it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information.

INTEREST RATE SWAPS, FLOORS AND CAPS AND CURRENCY SWAPS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolios expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an in crease in the price of securities a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entities the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

In order to protect against currency rate fluctuations, the Portfolios also may enter into currency swaps. Currency swaps involve the exchange of the rights of a Portfolio and another party to make or receive payments in specified currencies.


OPTIONS AND FUTURES CONTRACTS. Each Portfolio may write (i.e. sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or cross-hedging, or for the purpose of earning additional income which may be deemed speculative. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, financial instruments, foreign currencies, securities indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts. Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Portfolio's position in a futures contract or related option, the Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.


The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see Appendix B in the Statement of Additional
Information.

The Portfolios intend to comply with the regulations of the Commodity Futures Trading Commission ("CFTC") exempting the Portfolios from registration as a "commodity pool operator." Consistent with those regulations, the value of a Portfolio's contracts may equal or exceed 100% of its total assets; however, a Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

CONVERTIBLE SECURITIES AND PREFERRED STOCK. The Portfolios may, from time to time, invest in convertible securities. Convertible securities acquired by the Portfolios may include convertible bonds and convertible preferred stock, and will be subject to the same rating requirements as a Portfolio's investments in other fixed income securities. The Portfolios ordinarily will sell units of common stock received upon conversion. The Portfolios may also purchase non-convertible preferred stock when deemed to be in furtherance of a Portfolio's investment objective.

SECURITIES LENDING. A Portfolio may seek additional income by lending securities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase such securities at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is authorized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will segregate cash, U.S. Government or other appropriate liquid assets having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.
During the period between the sale and repurchase, a Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. This use of dollar rolls may be regarded as leveraging and, therefore, speculative. If the income earned from the investment of the proceeds of the transaction does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the performance would have been without the use of dollar rolls. At the time a Portfolio enters into a dollar roll transaction, it will segregate with its custodian cash, U.S. Government securities or other liquid assets having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the Adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will invest more than 15% of the value of its net assets in securities that are illiquid. Instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments may exceed 25% of the value of its total assets.

SHORT SALES. The Portfolios may make short sales of securities. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. During the period of a short sale, a Portfolio will segregate on a daily basis cash, U.S. Government securities or other permissible liquid assets at such a level that (a) the segregated amount will equal the current value of the security sold short and (b) the segregated amount will not be less than the market value of the security at the time it was sold short.

PORTFOLIO TURNOVER RATES. A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the Adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Adviser expects to allocate a portion of its separate account clients' portfolios to the Portfolios when it believes that the securities in which the Portfolios invest present favorable risk-reward characteristics. During other periods, investments by the separate accounts in the Portfolios may be redeemed. This activity may produce higher than normal portfolio turnover which may result in increased transaction costs to the Portfolios. As of the date of this Prospectus, under normal market conditions the annual portfolio turnover rate of each Portfolio is not expected to exceed 400%.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction of its Board of Trustees. The following individuals serve as trustees of the Funds:


          William O. Albertini--Executive Vice President and Chief Financial Officer of Bell Atlantic Global Wireless.

          Raymond J. Clark--Treasurer of Princeton University.

          Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

          Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center at The Wharton School, University of Pennsylvania.

          David R. Wilmerding, Jr.--Chairman of Gee, Wilmerding & Associates,
          Inc.


ADVISER. The Portfolios' investment adviser is BlackRock Financial Management, Inc. ("BlackRock") (the "Adviser"). The Adviser's principal business address is 345 Park Avenue, New York, New York 10154. Since 1995, BlackRock has been a wholly-owned indirect subsidiary of PNC Bank, N.A., one of the largest banks in total assets in the United States. BlackRock provides asset management services with respect to U.S. and foreign fixed income instruments. As adviser, BlackRock is responsible for the day-to-day management of the Portfolios, and generally makes all purchase and sale decisions regarding the investments made by the Portfolios. BlackRock also provides research and credit analysis as well as certain other services. Investment decisions are made by BlackRock's Investment Strategy Committee and no one person is primarily responsible for making recommendations to that committee. BlackRock currently serves as investment adviser to institutional and individual investors in the United States and overseas through several funds and separately managed accounts with total assets in excess of $41 billion. For its investment advisory services to the Portfolios, the Adviser is entitled to a fee, computed daily for each Portfolio and payable monthly, at the annual rate of .20% of each Portfolio's average daily net assets. From time to time, the Adviser may waive some or all of its advisory fee from a Portfolio.


ADMINISTRATORS. BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distributors, Inc. ("BDI") (the "Administrators") serve as the Portfolios' co-administrators. BlackRock, Inc. and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). The outstanding stock of PDI is owned by its officers.


The Administrators generally assist the Portfolios in all aspects of their administration and operation, including matters relating to the maintenance of financial records, fund accounting and the servicing of investors in the Portfolios. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net assets and .16% of the average daily net assets of each Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN. PNC Bank, whose principal offices are located at 1600 Market Street, Philadelphia, Pennsylvania 19103, serves as the Portfolios' custodian and PFPC, whose principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as their transfer agent and dividend disbursing agent.

EXPENSES. Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to BlackRock and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by the Adviser or the Portfolios' service providers under their agreements for the Portfolios. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

The expense ratios of the Portfolios can be expected to be higher than those of portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, including higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

                           PURCHASES AND REDEMPTIONS


DISTRIBUTOR. BDI serves as distributor of the Portfolios' shares (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961.

PURCHASE OF SHARES. Shares of the Portfolios are offered to the separate account clients of the Adviser.

Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 3:00 p.m. (Eastern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 3:00 p.m. (Eastern Time) are priced on the following Business Day.

There is no minimum initial or subsequent investment requirement. Payment for shares must normally be made in Federal funds or other funds immediately available to the Portfolios' custodian. Payment may also, in the discretion of the Portfolios, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information.

The Portfolios may in their discretion reject any order for shares.

REDEMPTION OF SHARES. Redemption orders for shares may be placed by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Portfolios, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Portfolios and their service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 3:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming shareholder on the next Business Day, provided that the Portfolios' custodian is also open for business. Payment for redemption orders received after 3:00 p.m. (Eastern Time) or on a day when the Portfolios' custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Portfolios' custodian is open for business. The Portfolios reserve the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is imposed by the Portfolios.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Portfolios may also suspend the right of redemption or postpone the date of payment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Portfolios' responsibilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate. The Fund reserves the express right to redeem shares of each Portfolio involuntarily at any time if the Fund's Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Portfolio. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

                                NET ASSET VALUE

The net asset value for each Portfolio is determined as of 3:00 p.m. (Eastern
Time) by dividing the total value of the Portfolio's investments and other assets, less any liabilities, by the number of total outstanding shares of that Portfolio.

Each Portfolio will compute its net asset value once daily on days that the New York Stock Exchange is open for trading, except on days on which no orders to purchase or redeem have been received. Notwithstanding whether any orders to purchase or redeem have been received or whether the New York Stock Exchange is open for business, the net asset value will be calculated on the last day of each month.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

                          DIVIDENDS AND DISTRIBUTIONS

Dividends for each Portfolio will be declared daily on shares held of record at 3:00 p.m. (Eastern Time). Over the course of a year, substantially all of a Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. All dividends are paid not later than ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the same Portfolio, unless cash payment is requested.

                                     TAXES

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), regardless of whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (i.e., the excess of
                                                            ----
net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

An investor considering buying shares on or just before the record date for a distribution should be aware that the amount of the forthcoming distribution payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption or transfer of shares depending upon their tax basis and their price at the time of redemption or transfer.

This is not an exhaustive discussion of applicable tax consequences, and investors may wish to contact their tax advisers concerning investments in the Portfolios. Dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Portfolio. Shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

                                 ORGANIZATION


The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment company. Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds/SM/ to BlackRock Funds/SM/. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in thirty-eight investment portfolios, some of which offer multiple classes of shares to investors. This prospectus relates only to the two Portfolios described herein, each of which offers a single class of shares -- Institutional Shares.

Each share of a Portfolio has a par value of $.001, represents a pro rata interest in that Portfolio with each other share of the same class and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by investment portfolio or class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.


On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional investors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                  PERFORMANCE

Performance information for shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its shares are reinvested in shares.

A Portfolio's yield is computed by dividing the Portfolio's net income per share during a 30-day (or one month) period by the net asset value per share on the last day of the period and analyzing the result on a semi-annual basis.

Performance quotations represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged directly to the customer accounts of the Adviser in connection with investments in a Portfolio will not be included in the Portfolio's performance calculations.

                             SHAREHOLDER INQUIRIES

Shareholder inquiries may be directed to BlackRock at 212-754-5560.

                        BLACKROCK STRATEGIC PORTFOLIO I
                        BLACKROCK STRATEGIC PORTFOLIO II

                               TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Summary of Expenses........................................................    2

The Portfolios.............................................................    4

Investment Objective and Policies..........................................    4

Eligible Investments.......................................................    5

Portfolio Techniques, Instruments and Risks................................    6

Management of the Fund.....................................................   18

Purchases and Redemptions..................................................   20

Net Asset Value............................................................   22

Dividends and Distributions................................................   22

Taxes......................................................................   23

Organization...............................................................   24

Performance................................................................   24

Shareholder Inquiries......................................................   25


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                   Prospectus


                                January 28, 1998

                          COMPASS CAPITAL FUNDS/SM/
                          (INSTITUTIONAL SHARES OF THE
                MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III)
                             CROSS REFERENCE SHEET

 FORM N-1A ITEM                             PROSPECTUS CAPTION
 --------------                             ------------------
     PART A
 1.  Cover page............................ Cover Page
 2.  Synopsis.............................. Expense Table
 3.  Condensed Financial Information....... Financial Highlights
 4.  General Description of Registrant..... Cover Page; Investment Policies;
                                             Description of Shares
 5.  Management of the Fund................ Management
 5A. Management's Discussion of Fund
      Performance.......................... Not Applicable
 6.  Capital Stock and Other Securities.... Cover Page; Dividends and
                                             Distributions; Description of
                                             Shares
 7.  Purchase of Securities Being Offered.. Purchase and Redemption of Shares;
                                             Dividends and Distributions Net
                                             Asset Value
 8.  Redemption or Repurchase.............. Purchase and Redemption of
                                             Shares--Redemption of Shares
 9.  Pending Legal Proceedings............. Not Applicable

 ITEM NUMBER
 FORM N-1A     STATEMENT OF ADDITIONAL
 PART B        INFORMATION CAPTION
 -----------   -----------------------
 10            Cover Page
 11            Table of Contents
 12            Miscellaneous
 13(a),(b),(c) Investment Objective and Policies; Investment Restrictions
 13(d)         Portfolio Transactions
 14(a)         Trustees And Officers
 14(b)         Trustees And Officers
 14(c)         Trustees And Officers
 15(a)         Miscellaneous
 15(b)         Miscellaneous
 15(c)         Trustees And Officers
               Investment Advisory, Administration, Distribution and Servicing
 16             Arrangements
 17(a)         Portfolio Transactions
 17(b)         Not Applicable
 17(c)         Portfolio Transactions
 17(d)         Not Applicable
 17(e)         Portfolio Transactions
 18(a)         Additional Information Concerning Shares
 18(b)         Not Applicable
 19(a)         Purchase And Redemption Information
 19(b)         Valuation Of Portfolio Securities
 19(c)         Purchase And Redemption Information
 20            Taxes
               Investment Advisory, Administration, Distribution And Servicing
 21(a)          Arrangements
 21(b)         Not Applicable
 21(c)         Not Applicable
 22(a)         Not Applicable
 22(b)         Performance Information
 23            Financial Statements

PART C

  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                           THE MULTI-SECTOR MORTGAGE
                           SECURITIES PORTFOLIO III



     BlackRock Funds/SM/ (the "Fund") consists of 35 investment portfolios.
This Prospectus relates to shares ("Institutional Shares" or "Shares") representing interests in the Multi-Sector Mortgage Securities Portfolio III (the "Portfolio"). The Portfolio seeks to provide a total rate of return before fees and expenses over rolling twelve-month periods that exceeds the total rate of return of the Salomon Broad Investment Grade Index over the same periods by at least 1.60% on an annualized basis. The securities in which the Portfolio may invest include, but are not limited to, Commercial and Residential Mortgage-Backed Securities, collateralized mortgage obligations, real estate mortgage investment conduits, adjustable rate mortgages and U.S. Treasury and agency securities. The Portfolio will maintain a dollar-weighted average credit quality of at least BBB/Baa2, with U.S. Government securities being assigned a AAA rating.

     INVESTMENTS IN THE PORTFOLIO MAY INCLUDE SECURITIES HAVING A CREDIT QUALITY BELOW INVESTMENT GRADE. SUCH SECURITIES, ALSO CALLED "JUNK BONDS," ARE CONSIDERED TO BE SPECULATIVE AND MAY BE SUBJECT TO SPECIAL RISKS, INCLUDING A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. SEE "DESCRIPTION OF SECURITIES -- LOWER RATED SECURITIES" AND "RISK FACTORS".

     Institutional Shares of the Portfolio are sold at net asset value to institutional investors ("Institutions").


     This Prospectus sets forth concisely information that a prospective investor needs to know before investing. Please keep it for future reference.
A Statement of Additional Information ("SAI") currently dated January 28, 1998, as revised from time to time, has been filed with the Securities and Exchange Commission (the "SEC"). The current Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 422-6538. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY

OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.



PROSPECTUS                                                 January 28, 1998

INTRODUCTION

________________________________________________________________________________


     The Fund is an open-end management investment company which currently consists of 35 investment portfolios, of which only the Portfolio is described in this Prospectus.

PORTFOLIO MANAGEMENT


     BlackRock Financial Management, Inc. ("BlackRock" or the "Adviser") serves as investment adviser to the Portfolio. The investment adviser is an indirect wholly-owned subsidiary of PNC Bank Corp.

THE ADMINISTRATORS


     BlackRock, Inc., PFPC Inc. ("PFPC") and BlackRock Distributors, Inc. ("BDI") serve as the Fund's administrators (collectively, the "Administrators").

THE DISTRIBUTOR


     BlackRock Distributors, Inc. (the "Distributor") serves as the Fund's distributor.


CERTAIN RISK FACTORS TO CONSIDER


     An investment in the Portfolio is subject to certain investment considerations, as set forth in detail under "Investment Policies." As with other mutual funds, there can be no assurance that the Portfolio will achieve its investment objective. The following are some of these considerations. The Portfolio may invest in both Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities. The Portfolio may invest in lower credit quality securities, which are commonly referred to as "junk bonds." The Portfolio is classified as non-diversified under the Investment Company Act of 1940 (the "1940 Act"). The Portfolio (subject to limitations described herein) may use various other investment management techniques that also involve special considerations including purchasing illiquid securities, engaging in hedging transactions, selling listed and over-the-counter covered call options, making forward commitments, entering into repurchase agreements, purchasing securities on a when-issued basis, entering into interest rate swaps and purchasing or selling interest rate caps and floors. For further discussion of these practices and the associated risks and special considerations, see "Description of Securities," "Other Investment Practices" and "Risk Factors."

                                 EXPENSE TABLE

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Advisory fees/(a)/.........................................   .25%
Other expenses (after expense reimbursements)/(b)/.........   .12%
                                                              ----
Total Portfolio operating expenses/(b)/....................   .37%
                                                              ====
_____________
     (a) BlackRock reserves the right in its sole discretion to reduce the advisory fee charged to the Portfolio.

     (b) BlackRock has agreed to cap the "Other expenses" for the Portfolio at this level for the current fiscal year. Without fee waivers and expense reimbursements, "Other expenses" would be .26% and "Total Portfolio Operating expenses" would be .51%.

EXAMPLE

     An investor in Institutional Shares would pay the following expenses on a $1,000 investment in Shares of the Portfolio, assuming (1) 5% annual return, and
(2) redemption at the end of each time period:

                                         ONE    THREE     FIVE     TEN
                                        YEAR    YEARS    YEARS    YEARS
                                        ----    -----    -----    -----

Multi-Sector Mortgage Securities
   Portfolio III....................    $4      $12      $21      $47


     The foregoing Expense Table and Example are intended to assist investors in understanding the Portfolio's estimated annual operating expenses with respect to Institutional Shares based on the level of such expenses during its most recent fiscal period ended September 30, 1997. Investors bear these expenses either directly or indirectly. See "Financial Highlights--Background," "Management," "Purchase and Redemption of Shares" and "Description of Shares" for a more complete description of shareholder transaction expenses and operating expenses. The Expense Table and Example do not reflect any charges that may be imposed by Institutions directly on their customer accounts in connection with investments in the Portfolio. In addition to the compensation itemized above, certain broker-dealers and/or their salespersons may receive certain compensation for the sale and distribution of shares or for services to the Portfolio. For additional information regarding such compensation, see "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

________________________________________________________________________________

                                  BACKGROUND

     The Portfolio commenced investment operations on October 6, 1994 as a separate investment portfolio (the "Predecessor Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland corporation. On April 26, 1996, the assets and liabilities of the Predecessor Portfolio were transferred to the Portfolio, which had no prior operating history. The Predecessor Portfolio also received investment advisory services from BlackRock.

     The following financial information has been derived from the financial statements incorporated by reference into the Statement of Additional Information and has been audited by the Portfolio's independent accountant. Additional information about the performance of the Portfolio is contained in the Portfolio's annual report. Both the Statement of Additional Information and the Portfolio's annual report may be obtained from the Fund free of charge by calling the number on the front cover of this Prospectus. During the period shown, the Portfolio offered one class of shares to institutional investors.


                                                                        THE MULTI-SECTOR
                                                                        MORTGAGE SECURITIES
                                                                        PORTFOLIO III
                                             ----------------------------------------------------------------
                                                Year          Six            Nine Months         October 6,
                                               Ended         Months             Ended            1994/(a)/
                                             September        Ended        March 31, 1996         Through
                                                                           --------------
                                              30, 1997      September                          June 30, 1995
                                              --------      ---------                          --------------
                                                            30, 1996
                                                            --------
 PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $1,016.08      $1,019.41         $1,068.11           $1,000.00
  Net investment income (b)                      73.74          38.33             61.37               55.81
  Net realized and unrealized gain
   (loss) on investments..............           49.82          (3.33)            (9.06)              68.11
                                             ---------      ---------         ---------           ---------
Net increase
    from investment operations........          123.56          35.00             52.31              123.92
                                             ---------      ---------         ---------           ---------
Dividends from net investment income            (73.74)        (38.33)           (61.37)             (55.81)
                                             ---------
 Distributions from net realized
    capital gains.....................           (9.53)            --            (39.64)                 --
                                             ---------      ---------         ---------           ---------
  Total dividends and distributions             (83.27)        (38.33)          (101.01)             (55.81)
                                                            ---------         ---------           ---------
Net asset value, end of period                1,056.37      $1,016.08         $1,019.41           $1,068.11
                                             =========      =========         =========           =========

TOTAL INVESTMENT RETURN (c)                      12.67%          3.53%             5.02%              12.78%
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)(d)                                   0.37%          0.37%             .037%               0.37%
Net investment income (b)(d)                      7.13%          7.60%             7.77%               7.54%
SUPPLEMENTAL DATA:
Average net assets (in thousands)            $ 129,382      $ 119,550          $115,362           $ 103,332
 Portfolio turnover
Net assets, end of period (in                       52%            24%              119%                215%
 thousands)                                  $ 121,251      $ 121,738          $117,569           $ 112,810


________________________________________________________________________________

(a)  Commencement of investment operations.


(b) The Adviser waived fees amounting to $45,000, $85,659, $3,652 and $56,269 for the periods ended September 30, 1997, September 30, 1996, March 31, 1996 and June 30, 1995, respectively. Net investment income would have been $70.58, $37.38, $61.37 and $55.28 on a per share basis for the periods ended September 30, 1997, September 30, 1996, March 31, 1996 and June 30, 1995, respectively, in the absence of fee waivers. The ratio of net operating expenses to average net assets would have been .62%, 0.51%, 0.37% and 0.45% for the periods ended September 30, 1997, September 30, 1996, March 31, 1996 and June 30, 1995, respectively, in the absence of fee waivers. The net investment ratios would have been 6.88%, 7.45%, 7.76% and 7.46%, for the periods ended September 30, 1997, September 30, 1996, March 31, 1996 and June 30, 1995, respectively, in the absence of fee waivers.

(c) Total investment return is calculated assuming a purchase of common stock at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the payment date.

(d)  Annualized.

     The information above represents audited operating performance based on an average share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data, for each of the periods indicated. This information has been determined based upon financial information provided in the financial statements.

INVESTMENT POLICIES

________________________________________________________________________________

     The following describes briefly the investment objective and policies of the Portfolio. Certain instruments and techniques discussed in this section are described in greater detail later in this Prospectus and in the Statement of Additional Information ("SAI").

THE ADVISER'S ANALYSIS OF OPPORTUNITIES IN THE COMMERCIAL AND RESIDENTIAL MORTGAGE-BACKED SECURITIES MARKETS

     Commercial and non-agency Residential Mortgage-Backed Securities are among the highest yielding, call protected, domestic, fixed-income securities across all rating categories. Under current market conditions, the Adviser believes that investments in non-agency mortgage securities (which include Commercial and non-agency Residential Mortgage-Backed Securities) provide attractive investment opportunities. This is due to several factors, including the developing nature of the Commercial and non-agency Residential Mortgage-Backed Securities markets, the restructuring of the real estate loans underlying non-agency mortgage securities, the infusion of capital to the real estate market and the Adviser's expectation of no further significant deterioration of real estate property values.

     The construction boom of the early 1980's resulted in the oversupply of developed commercial and residential real estate. This oversupply led to high vacancy rates and, coupled with declining rental rates, led to a decline in real estate values in the late 1980's and early 1990's. Real estate loans originated in the early and mid-1980's were issued during a period of higher real estate values. The subsequent rise in delinquencies and losses for lenders has led to new mortgage origination standards which incorporate less optimistic assumptions concerning rent growth and occupancy. Mortgages originated during this period of higher values may be restructured or renegotiated to reflect current market conditions. The resulting non-agency mortgage securities have underlying loans with LTV ratios that the Adviser believes more accurately reflect current market values and allow the Adviser to better assess credit exposure.

     Many sophisticated investors have recently become active participants in the commercial real estate market, which has brought new equity into these types of investments. The increased issuance of real estate investment trusts ("REITs") has been another source of new equity. The Adviser believes that this infusion of equity, combined with more conservative real estate valuations, as well as the dislocation of traditional lenders provides a strong foundation for the continued issuance of Commercial and non-agency Residential Mortgage-Backed Securities.

     The Adviser expects that a recovery of the real estate market in general would have a positive effect on investments in non-agency Mortgage-Backed Securities. Market indicators are beginning to show positive trends, with declines in commercial mortgage delinquencies and defaults. Additionally, the second quarter of 1993 brought the first positive quarterly total return on real estate investments in two years, as measured by the Russell-NCREIF Index, which tracks the performance of U.S. commercial real estate.

     The Resolution Trust Corporation (the "RTC") entered the non-agency Mortgage-Backed Securities market as a significant participant by securitizing non-agency mortgage loans in June of 1991, packaging certain mortgages it acquired as receiver of failed savings and loans. The RTC, in addition to other entities, has securitized commercial and non-agency residential mortgages, aggregating in excess of $22 billion of Commercial Mortgage-Backed Securities and $200 billion of Residential Mortgage-Backed Securities created from January, 1987 to December, 1992. As a result of the significant decline in real estate values in the U.S. in the late 1980's and early 1990's and in conjunction with their efforts to improve the creditworthiness of financial institutions, regulators such as the National Association of Insurance Commissioners (the "NAIC") and the Bank for International Settlements (the "BIS") set more stringent capital requirements for assets including real estate holdings. These requirements have led traditional real estate leaders largely to withdraw from lending to real estate borrowers and to seek a secondary market outlet for these mortgage loans and for real estate borrowers to seek financing from non-traditional lenders. The Adviser believes that, as a result, banks and insurance companies will increasingly take advantage of the secondary market to dispose of real estate holdings and borrowers will utilize the capital markets as a major source of financing.

     The Adviser believes that the establishment by rating agencies of standardized rating criteria has helped further the development of the secondary market for commercial and non-agency residential Mortgage-Backed Securities. Unlike the securitization of traditional residential mortgages, which are eligible for principal and interest guarantees from government agencies such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), the securitization of commercial and non-agency residential mortgages may require other forms of credit enhancement, including the senior/subordinated security structure, reserve funds and third-party letters of credit. The senior/subordinated structure was developed in the 1980's to create a senior security which would be highly rated and attractive to a wide range of investors. The subordinated security, which was designed to absorb credit losses on the underlying mortgages and therefore reduce the exposure of senior securities from such losses, was generally either retained by the issuer or sold to a sophisticated investor in a negotiated transaction. In the current environment, the subordinated securities are further segmented into a hierarchy of loss positions. This allows many different classes of securities to be created, with varying degrees of credit exposure, prepayment exposure and potential total return.

     Based on investor demand for certain securities (which depends in part on a combination of rating, yield spread and maturity) the issuer of a senior/subordinated structure typically works closely with the rating agencies to determine the credit support levels required to achieve the desired rating for each security class. The specific structure created dictates the priority for the allocation of available cash flows on the underlying mortgages. The senior classes generally receive the first available cash flows of both interest and principal, while the subordinated classes typically receive only interest until the senior and higher ranked subordinated classes are paid down. Any principal losses experienced on the underlying properties are generally absorbed first by the equity holder and then by the cash reserve fund and letters of credit, if any are present in the structure, and then by the "first loss" subordinated security holder to the extent of its principal balance and then by the next subordinated classes, in order of their respective position in the structure.

     The Adviser believes that the development of the secondary market for Commercial and non-agency Residential Mortgage-Backed Securities has created significant opportunities for investing in the lower-rated and non-rated classes of these securities. Furthermore, the Adviser believes that there is sufficient liquidity in this secondary market for the Portfolio to accomplish its investment objectives. The Adviser believes that many of the lower-rated and non-rated Commercial Mortgage-Backed Securities are subject to less prepayment risk than is the case with Residential Mortgage-Backed Securities because of structural features of the underlying mortgage loans and the fact that they are entitled to repayment only after more senior classes are paid. Such securities therefore offer an opportunity for attractive yields, which the Adviser believes more than compensates investors for assuming the credit risk associated with such securities. The Adviser believes this sector of the Mortgage-Backed Securities market is likely to realize expansion similar to that which the agency residential Mortgage-Backed Securities market experienced in the late 1980's, where the earlier investors benefitted greatly as the market improved and expanded.

INVESTMENT OBJECTIVE


     The Portfolio's investment objective is to seek to provide a total rate of return before fees and expenses over rolling twelve-month periods that exceeds the total return of the Salomon Broad Investment Grade Index over the same periods by at least 1.60% on an annualized basis. The Portfolio will not invest in Asset-Backed Securities, bank or corporate debt securities other than money market instruments, or non-rated securities (other than U.S. Government securities), and will maintain a dollar-weighted average credit quality of at least BBB by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Duff & Phelps Inc. ("D&P") or Fitch Investors Service ("Fitch") or Baa2 by Moody's Investors Service, Inc. ("Moody's"), with U.S. Government securities being assigned a AAA rating. The Portfolio will maintain a targeted duration within 20% shorter or longer than the then current duration of the Salomon Broad Investment Grade Index. Duration is a measure of the expected life of a fixed income security on a present value basis and is indicative of a security's price "volatility" or "risk" associated with changes in interest rates. The Portfolio seeks to meet its objective by investing in a range of agency and non-agency Mortgage-Backed Securities, including primarily senior and subordinated tranches of residential, commercial, multi-family and agricultural mortgage securities. The securities in which the Portfolio may invest include, but are not limited to, collateralized mortgage obligations, real estate mortgage investment conduits, adjustable rate mortgages and U.S. Treasury and agency securities.
The Portfolio will limit to 20% of net assets its investments in U.S. Government securities that are not also Mortgage-Backed Securities. The Portfolio may invest in lower rated securities. Such securities are commonly referred to as "junk bonds" and have a higher risk of default of principal and interest.
During temporary defensive periods and in order to keep cash on hand fully invested, the Portfolio may invest in money market instruments.

     In determining which Mortgage-Backed Securities the Portfolio will purchase, the Adviser will consider, among other factors, the following: characteristics of the underlying mortgage loan, including LTV and debt service coverage ratio, loan seasoning, and refinancing risk; characteristics of the underlying property, including diversity of the loan pool, occupancy and leasing, and competitiveness in the pertinent market; economic, environmental and local considerations; deal structure, including historical performance of the originator, subordination percentages and reserve fund balances; and structural participants such as administrators and servicers.

     In addition to examining the relative value of the investments, the Adviser's disciplined approach to investments for the Portfolio will include considerable interaction with rating agencies, extensive review of due diligence by underwriters and rating agencies, confirmation of debt service coverage ratios and stress testing of security cash flows. The Adviser also will select investments which will vary the Portfolio by underlying property types, geographic regions and industry exposure. In this regard, the Portfolio will not purchase any Commercial Mortgage-Backed Security ("CMBS") if, giving effect thereto, (i) the net assets of the Portfolio constituting CMBS that are directly or indirectly secured by or payable out of cash flow from the same pool of collateral would increase and would account for more than 10% of the Portfolio's net assets, or (ii) the net assets of the Portfolio attributable to CMBS backed by the same pool of collateral would increase and the Portfolio would own more than 25% of the currently outstanding principal amount of CMBS that are directly or indirectly secured by or payable out of cash flow from the same pool of collateral. In addition, the Portfolio will not, except during any three-month period after any month in which its net assets have increased by more than 30%, purchase any CMBS if, giving effect thereto, (i) the net assets of the Portfolio constituting CMBS that are directly or indirectly secured by or payable out of cash flow from properties located within a single state of the U.S. would increase and would account for more than 25% of the Portfolio's net assets or
(ii) the net assets of the Portfolio constituting CMBS that are directly or indirectly secured by or payable out of cash flow from office properties would increase and would account for more than 33%, or from hotel and motel properties would increase and would account for more than 20%, or from any one of multi-family, cooperative, industrial and warehouse, retail and shopping mall, mobile home park, nursing home and senior living center or hospital properties would increase and would account for more than 75% of the Portfolio's net assets, or
(iii) the net assets of the Portfolio constituting particular issuances of CMBS that are directly or indirectly secured by or payable out of cash flow from single properties would increase and would account for more than 50% of the Portfolio's net assets. For the foregoing purpose, a CMBS will be considered to be secured by or payable out of the cash flow from a property only in the proportion that the outstanding principal amount of the mortgage loan relating to such property and backing such security bears to the sum of the outstanding principal amount of all mortgage loans backing such security. If the Portfolio's asset composition in any of the foregoing categories subsequently exceeds 110% of the related percentage limitation for any reason, the Portfolio will take such action as may be necessary so that within 60 days after the occurrence of such excess the relevant percentage limitation is again satisfied. The Portfolio will not invest in any issuance of Mortgage-Backed Securities more than 5% of the principal amount of the collateral of which at the time of issuance is single-family residential and agricultural properties in the aggregate.

INVESTMENT RESTRICTIONS

     The Portfolio has also adopted a number of fundamental investment restrictions which may not be changed without the approval of the Portfolio's outstanding voting securities. The SAI sets forth these restrictions in full. In addition, the Portfolio's investment objective is fundamental and may not be changed without such shareholder approval.

     The Portfolio has also adopted several non-fundamental portfolio investment limitations. The Portfolio will not modify any of its non-fundamental portfolio investment limitations without providing at least 60 days prior written notice of such modification to its shareholders.

DESCRIPTION OF SECURITIES

     The following describes certain types of securities in which the Portfolio may invest:

     COMMERCIAL MORTGAGE-BACKED SECURITIES

     Commercial Mortgage-Backed Securities are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers and agricultural property. The commercial mortgage loans that underlie Commercial Mortgage-Backed Securities have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases, there may be prohibitions on principal prepayments for several years following origination. This difference in prepayment exposure is significant due to extraordinarily high levels of refinancing of traditional residential mortgages experienced over the past years as mortgage rates reached 25 year lows. Assets underlying Commercial Mortgage-Backed Securities may relate to only a few properties or to a single property. See "Risk Factors."

     Commercial Mortgage-Backed Securities have been issued in public and private transactions by a variety of public and private issuers. Non-governmental entities that have issued or sponsored Commercial Mortgage-Backed Securities offerings include owners of commercial properties, originators of and investors in mortgage loans, savings and loan associations, mortgage banks, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. The Portfolio may from time to time purchase Commercial Mortgage-Backed Securities directly from issuers in negotiated transactions or from a holder of such Commercial Mortgage-Backed Securities in the secondary market.

     Commercial Mortgage-Backed Securities generally are structured to protect the senior class investors against potential losses on the underlying mortgage loans. This is generally provided by the subordinated class investors, which may be included in the Portfolio, by taking the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes, including the subordinated classes in which the Portfolio intends to invest, may include issuer guarantees, reserve funds, additional subordinated securities, cross-collateralization, over-collateralization and the equity investors in the underlying properties.

     By adjusting the priority of interest and principal payments on each class of a given Commercial Mortgage-Backed Security, issuers are able to issue senior investment grade securities and lower rated or non-rated subordinated securities tailored to meet the needs of sophisticated institutional investors. In general, subordinated classes of Commercial Mortgage-Backed Securities are entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such subordinated classes are subject to a substantially greater risk of nonpayment than are senior classes of Commercial Mortgage-Backed Securities. Even within a class of subordinate securities, most Commercial Mortgage-Backed Securities are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which non-recoverable losses of principal are applied to the securities within a given structure. For instance, a first loss subordinate security will absorb any principal losses before any higher loss position subordinate security. This type of structure allows a number of classes of securities to be created with varying degrees of credit exposure, prepayment exposure and potential total return.

     Subordinated classes of Commercial Mortgage-Backed Securities have more recently been structured to meet specific investor preferences and issuer constraints and have different priorities for cash flow and loss absorption. As previously discussed, from a credit perspective, they are structured to absorb any credit-related losses prior to the senior class. The principal cash flow characteristics of subordinated classes are designed to be among the most stable in the Mortgage-Backed Securities market, the probability of prepayment being much lower than with traditional Residential Mortgage-Backed Securities. This characteristic is primarily due to the structural feature that directs the application of principal payments first to the senior classes until they are retired before the subordinated classes receive any prepayments. While this serves to enhance the credit protection of the senior classes, it produces subordinated classes with more stable average lives. Subject to the applicable provisions of the 1940 Act, there are no limitations on the classes of Commercial Mortgage-Backed Securities in which the Portfolio may invest. Accordingly, in certain circumstances, the Portfolio may recover proportionally less of its investment in a Commercial Mortgage-Backed Security than the holders of more senior classes of the same Commercial Mortgage-Backed Security.

     The rating assigned to a given issue and class of Commercial Mortgage-Backed Securities is a product of many factors, including the structure of the security, the level of subordination, the quality and adequacy of the collateral, and the past performance of the originators and servicing companies. The rating of any Commercial Mortgage-Backed Security is determined to a substantial degree by the debt service coverage ratio (i.e., the ratio of current net operating income from the commercial properties, in the aggregate, to the current debt service obligations on the properties) and the LTV ratio of the pooled properties. The amount of the securities issued in any one rating category is determined by the rating agencies after a rigorous credit rating process which includes analysis of the issuer, servicer and property manager, as well as verification of the LTV and debt service coverage ratios. LTV ratios may be particularly important in the case of commercial mortgages because most commercial mortgage loans provide that the lender's sole remedy in the event of a default is against the mortgaged property, and the lender is not permitted to pursue remedies with respect to other assets of the borrower. Accordingly, loan-to-value ratios may, in certain circumstances, determine the amount realized by the holder of the Commercial Mortgaged-Backed Security.

     RESIDENTIAL MORTGAGE-BACKED SECURITIES

     The Portfolio also expects to invest in Residential Mortgage-Backed Securities that are Mortgage-Backed Securities representing participation interests in pools of single-family residential mortgage loans originated by private mortgage originators. Traditionally, Residential Mortgage-Backed

Securities were issued by governmental agencies such as Fannie Mae, Freddie Mac and Ginnie Mae. The Portfolio intends to invest in those securities issued by nongovernmental agencies as well as governmental agencies. Nongovernmental entities that have issued or sponsored Residential Mortgage-Backed Securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Residential Mortgage-Backed Securities, similar to Commercial Mortgage-Backed Securities, have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

     While single-family residential loans do not typically have prepayment penalties or restrictions, as commercial mortgage loans often do, Residential Mortgage-Backed Securities are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected.

     The types of agency and non-agency Commercial and Residential Mortgage-Backed Securities in which the Portfolio may invest shall include, but not be limited to, the following securities:

     MORTGAGE-RELATED SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. The Portfolio may invest in Mortgage-Backed Securities issued by agencies or instrumentalities of the U.S. Government including GNMA, FNMA and FHLMC. The U.S. Government or the issuing agency guarantees the payment of interest and principal on these securities. However, the guarantees do not extend to the securities' yield or value, nor do the guarantees extend to the yield or value of the Portfolio's shares. These securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the security, net of certain fees. See "Mortgage-Backed Securities" in the SAI.

     PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed either by GNMA, FNMA or FHLMC certificates or by a pool of fixed rate or adjustable rate mortgage loans. Securities which are backed by a pool of fixed rate or adjustable rate mortgage loans generally are structured with one or more types of credit enhancement. See "Types of Credit Enhancement" in the SAI.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates ("ARMs"). ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index. See "Adjustable Rate Mortgage Securities" in the SAI.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities.
Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (collectively, "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through certificates. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). See "Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities" in the SAI.

     MISCELLANEOUS. The Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

     LOWER RATED SECURITIES. The Mortgage-Backed Securities in which the Portfolio may invest may be lower rated (i.e., have a credit quality below investment grade) subordinated classes.

Investments in such lower rated securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before purchasing shares of the Portfolio. The Portfolio (i) will not invest in securities (other than U.S. Government securities) that are not rated at least B by S&P, D&P or Fitch or B2 by Moody's at the time of investment; (ii) will not invest in securities (other than U.S. Government securities) not rated by at least one of the foregoing organizations at the time of investment; (iii) will not invest more than 12.5% of its assets in securities that are rated below BB-/Ba3 by any of the foregoing organizations; and (iv) will not invest more than 25% of its assets in securities that are rated below BBB-/Baa3 by any of the foregoing organizations. In the case of short-term money market instruments and short-term commingled funds the applicable rating requirement will be A2/P2. Split rated securities will be accounted for at the lower rating. If any security held in its portfolio is downgraded such that the Portfolio would not be able at that time to make an investment in such security, the Portfolio will sell such security within 30 days after such downgrade. The Portfolio will maintain a dollar-weighted average credit quality of at least BBB/Baa2, with U.S. Government securities assigned a AAA rating. In order to calculate the average credit quality of the Portfolio, the Portfolio will assign sequential numbers to each of the 20 rating categories from AAA to D, multiply the value of each instrument by the rating equivalent number assigned to its lowest rating, sum all of such products, divide the aggregate by the net asset value of the Portfolio and convert the number back to its equivalent rating symbol.

     Generally, lower rated securities offer a higher return potential than higher rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Lower rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominately speculative. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by the Portfolio, with a commensurate effect on the value of the Portfolio's shares. While the market values of lower rated securities tend to react less to fluctuations in interest rate levels than do those of higher rated securities, the market values of certain of these securities also tend to be more sensitive to changes in economic conditions than higher rated securities. In addition, lower rated securities generally present a higher degree of credit risk. The Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

     Securities which are rated BB by S&P, D&P and Fitch and Ba by Moody's have speculative characteristics with respect to capacity to pay interest and repay principal. Securities which are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. A general description of the bond ratings of Moody's, S&P, D&P and Fitch is set forth in Appendix A to the Prospectus.


     The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer's financial condition. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Adviser performs its own analysis of the issuers whose non-investment grade securities the Portfolio holds. Because of this, the Portfolio's performance may depend more on the Adviser's own credit analysis than in the case of mutual funds investing in higher-rated securities.

     U.S. GOVERNMENT SECURITIES

     U.S. TREASURY SECURITIES. The Portfolio will invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

     SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. The Portfolio may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including, but not limited to, GNMA, FNMA and FHLMC securities. Obligations of GNMA, the Farmers Home Administration and the Export-Import Bank are backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Such securities include obligations issued by FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations, although the U.S. Treasury is under no obligation to lend to FNMA or FHLMC. GNMA, FNMA and FHLMC investments by the Portfolio may also include pass-through securities, CMOs and certain other Mortgage-Backed Securities.

     BANK AND CORPORATE DEBT SECURITIES

     The Portfolio may not invest in bank or corporate debt securities except that it may invest in money market instruments for temporary defensive purposes and in order to keep cash on hand fully invested. Such instruments include but are not limited to notes, certificates of deposit, bankers' acceptances and commercial paper.

     FLOATING RATE AND INDEX OBLIGATIONS

     The Portfolio may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Portfolio will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Portfolio could not invest.

     Floating rate securities pay interest according to a coupon which is reset periodically. This reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

     Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

     ILLIQUID SECURITIES

     Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. The Portfolio may purchase certain restricted securities up to 15% of its net assets eligible for sale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933 and may treat such securities as being liquid if the Adviser determines, pursuant to procedures adopted by the Trust's Board of Trustees, that a sufficient secondary market does exist for such securities. See the SAI for a further discussion of illiquid securities.

OTHER INVESTMENT PRACTICES.

     DURATION MANAGEMENT AND OTHER MANAGEMENT TECHNIQUES

     As a basic element of its overall investment strategy the Portfolio intends to use a variety of other investment management techniques and instruments. A more complete description of such techniques is contained in the SAI. The Portfolio may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps and floors and may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts (collectively, "Additional Investment Management Techniques"). These Additional Investment Management Techniques may be used for duration management and other risk management to attempt to protect against possible changes in the market value of the Portfolio resulting from trends in the debt securities markets and changes in interest rates, to protect the Portfolio's unrealized gains in the value of its securities holdings, to facilitate the sale of such securities for investment purposes and to establish a position in the securities markets as a temporary substitute for purchasing particular securities. There is no particular strategy that requires use of one technique rather than another as the decision to use any particular strategy or instrument is a function of market conditions and the composition of the portfolio. See Appendix B "General Characteristics and Risks of Additional Investment Management Techniques."

     Additional Investment Management Techniques present certain risks. With respect to hedging and risk management, the variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Portfolio's position. In addition, certain instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Portfolio may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for hedging should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Portfolio to successfully utilize Additional Investment Management Techniques will depend on the Adviser's ability to predict pertinent market movements and sufficient correlations, which cannot be assured. Finally, the daily deposit requirements in futures contracts that the Portfolio has sold create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to the use of Additional Investment Management Techniques will reduce net asset value.

     In selecting counterparties for OTC hedging and risk management transactions, the Portfolio will adhere to the following minimum ratings: (i) with respect to an OTC derivative instrument with a remaining nominal maturity of six months or less, a Moody's Derivative Counterparty Rating of A3; (ii) with respect to an OTC derivative instrument with a remaining maturity of more than six months, a Moody's Derivative Counterparty Rating of AA3. If the counterparty does not have a Moody's counterparty rating, then either the Moody's or S&P long-term securities rating of A3/A- (with respect to category
(i) above) or Aa3/AA-(with respect to category (ii) above) may be used as a substitute. In addition, all such counterparties must have a minimum short-term rating of A-1 by Moody's and P-1 by S&P. If a counterparty drops below the minimum ratings, then the Portfolio will seek to unwind existing agreements with such counterparty in a cost-effective manner and will be prohibited from entering into new agreements with the counterparty so long as the counterparty's rating is below the relevant minimum.

     The principal risks relating to the use of futures contracts and other Additional Investment Management Techniques are: (a) less than perfect correlation between the prices of the instrument and the market value of the securities in the Portfolio's holdings; (b) possible lack of a liquid secondary market for closing out a position in such instruments; (c) losses resulting from interest rate or other market movements not anticipated by the Adviser; and (d) the obligation to meet additional variation margin or other payment requirements, all of which could result in the Portfolio being in a worse position than if such techniques had not been used. See Appendix B "General Characteristics and Risks of Additional Investment Management Techniques" and the Statement of Additional Information for further information.

     The Portfolio may also purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date outside the normal course of settlement for securities of that type. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, it will segregate with its custodian cash or other liquid debt securities with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Portfolio. There is always a risk that the securities may not be delivered and that the Portfolio may incur a loss. Settlements in the ordinary course, which typically occur monthly for mortgage-related securities, are not treated by the Portfolio as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

     REPURCHASE AGREEMENTS


     The Portfolio may invest temporarily, without limitation, in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed upon date. These agreements may be made with respect to any of the securities in which the Portfolio is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities and will be entered into in accordance with the requirements of the SEC. The Portfolio will not enter into any repurchase agreement with respect to securities other than U.S. Government securities and mortgage-backed securities. The value of the collateral for such repurchase agreement marked-to-market at the end of each business day will be at least equal to the amount of the repurchase agreement. The Portfolio will not enter into any repurchase agreement the term of which exceeds 90 days.

RISK FACTORS

     COMMERCIAL MORTGAGE-BACKED SECURITIES AND RESIDENTIAL MORTGAGE-BACKED SECURITIES. Investments in Commercial Mortgage-Backed Securities involve the credit risks of delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed property. These risks include the risks inherent in the commercial mortgage loans which support such Commercial Mortgage-Backed Securities and the risks associated with direct ownership of real estate. This may be especially true in the case of Commercial Mortgage-Backed Securities secured by, or evidencing an interest in, a relatively small or less diverse pool of commercial mortgage loans. The factors contributing to these risks include the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes.

     While the credit quality of the Commercial Mortgage-Backed Securities in which the Portfolio may invest will reflect the perceived likelihood of future cash flows to meet operating expenses and cash flow requirements, the underlying commercial properties may not be able to continue to generate income to meet their operating expenses and cash flow requirements (mainly debt service, lease payments, capital expenditures, taxes, maintenance, insurance and tenant improvements) as a result of any of the factors mentioned above. Consequently, the obligors under commercial mortgages may be unable to make payments of interest in a timely fashion, increasing the risk of default on a related Commercial Mortgage-Backed Security. In addition, the repayment of the commercial mortgage loans underlying Commercial Mortgage-Backed Securities will typically depend upon the future availability of financing and the stability of real estate property values.

     The commercial mortgage loans that underlie Commercial Mortgage-Backed Securities have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Most commercial mortgage loans are nonrecourse obligations of the borrower, meaning that the sole remedy of the lender in the event of a default is to foreclose upon the collateral. As a result, in the event of default by a borrower, recourse may be had only against the specified property pledged to secure the loan and not against the borrower's other assets. If borrowers are not able or willing to refinance or dispose of the property to pay the principal balance due at maturity, payments on the subordinated classes of the related Commercial Mortgage-Backed Security are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes may only be determined after the foreclosure of the mortgage encumbering the property and, if the mortgagee takes title to the property, upon liquidation of the property. Factors such as the title of the property, its physical condition and financial performance, as well as governmental disclosure requirements with respect to the condition of the property, may make a third party unwilling to purchase the property at a foreclosure sale or for a price sufficient to satisfy the obligations with respect to the related Commercial Mortgage-Backed Securities. The condition of a property may deteriorate during foreclosure proceedings. Certain obligors on underlying mortgages may become subject to bankruptcy proceedings, in which case the amount and timing of amounts due under the related Commercial Mortgage-Backed Securities may be materially adversely affected.

     In general, any losses on a given Commercial Mortgage-Backed Security will be absorbed first by the equity holder, then by a cash reserve fund or letter of credit, if any, and then by the "first loss" subordinated security to the extent of its principal balance. Because the Portfolio intends to invest in subordinated classes of Commercial Mortgage-Backed Securities, there can be no assurances that in the event of default and the exhaustion of equity support, the reserve fund and any debt classes junior to those in which the Portfolio invests, the Portfolio will be able to recover all of its investment in the securities it purchases. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if mortgage values subsequently decline, the Portfolio may hold the "first loss" position in certain Commercial Mortgage-Backed Securities ahead of the more senior debt holders, which may result in significant losses. Many of the lower-rated Commercial Mortgage-Backed Securities are subject to less prepayment risk than in the case of Residential Mortgage-Backed Securities because of structural features of the underlying mortgage loans and the fact that they are entitled to repayment only after more senior classes are paid.

     Investments in Residential Mortgage-Backed Securities involve the credit risks that affect interest and principal cash flows similar to the credit risks of Commercial Mortgage-Backed Securities discussed above, as well as the prepayment risks associated with the possibility that prepayments of principal generally may be made at any time without penalty. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors. Changes in the rate of prepayments on a Residential Mortgage-Backed Security may change the yield to maturity of the security and amounts available for reinvestment from such securities by the Portfolio are likely to be greater during periods of relatively low or declining interest rates and therefore are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced in recent years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. Because the Portfolio expects to invest in subordinated Residential Mortgage-Backed Securities, the prioritization of cash flows from mortgages under the Residential Mortgage-Backed Securities in favor of the senior classes generally reduces this prepayment risk.

     INVESTING IN LOWER CREDIT QUALITY SECURITIES. An investor should recognize that the lower-rated Commercial and Residential Mortgage-Backed Securities in which the Portfolio may invest have speculative characteristics. The prices of lower credit quality securities, which are commonly referred to as "junk bonds," have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual issuer developments. Securities rated lower than B by S&P and Moody's, including bonds rated as low as D by S&P or C by Moody's, can be regarded as having extremely poor prospects of ever attaining any real investment standing and may be in default with payment of interest and/or repayment of principal in arrears. A projection of an economic downturn or the advent of a recession, for example, could cause a decline in the price of lower credit quality securities because the advent of a recession could lessen the ability of obligors of mortgages underlying Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities to make principal and interest payments. In such event, existing credit supports and any first loss positions may be insufficient to protect against loss of principal.


     Issuers of lower rated securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to lower rated securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Portfolio's ability to fully recover principal or to receive interest payments when senior securities are in default.


     The secondary markets for lower rated securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for lower rated securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for these securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Portfolio may have difficulty disposing of certain lower rated securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Portfolio's assets. Market quotations on lower rated securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.


     The markets for lower rated securities may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for these securities may be affected by legislative and regulatory developments. These developments could adversely affect the Portfolio's net asset value and investment practices, the secondary market, the financial condition of issuers of these securities and the value and liquidity of outstanding securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower rated bonds and limiting the deductibility of interest by certain corporate issuers of these bonds adversely affected the market in recent years.


     When the secondary market for lower rated securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Portfolio's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Portfolio to dispose of such securities at a desirable price. Additionally, if the secondary markets for lower rated securities contract due to adverse economic conditions or for other reasons, certain of the Portfolio's liquid securities may become illiquid and the proportion of the Portfolio's assets invested in illiquid securities may significantly increase.


     The costs attributable to investing in lower rated securities are usually higher for several reasons, such as higher investment research costs and higher commission costs.

     NON-DIVERSIFIED STATUS. The Portfolio has registered as a "non-diversified" investment company which enables it to invest more than 5% of its assets in the obligations of any single issuer, subject only to the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a result of its ability to concentrate its investments in the obligations of a smaller number of issuers, the Portfolio may be more susceptible than a more widely diversified fund to any single economic, political or regulatory occurrence.

     ILLIQUID SECURITIES. Liquidity of a security relates to the ability to easily dispose of securities and the price to be obtained, and does not necessarily relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments. The Commercial Mortgage-Backed Securities which the Portfolio intends to acquire may be less marketable and in some instances will be considered illiquid by the Portfolio under applicable standards because of the absence of registration under the federal securities laws, contractual restrictions on transfer or the small size of the issue (relative to the issues of comparable interests).

PORTFOLIO TURNOVER


     The Portfolio has no fixed policy with respect to portfolio turnover. The Portfolio does not expect to trade in securities for short-term gain. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Portfolio's securities, excluding securities having a maturity at the date of purchase of one year or less. While the Portfolio will pay commissions in connection with its options and futures transactions, the other securities in which the Portfolio invests are generally traded on a "net" basis with dealers acting as principals for their own account without a stated commission. Nevertheless, high portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Portfolio. It is expected that the annual portfolio turnover rate for the Portfolio will not exceed 400%, excluding securities having a maturity of one year or less. Higher portfolio turnover results in increased Portfolio expenses, including brokerage commissions, dealer mark-ups and other transaction commissions, costs on the sale of securities and on reinvestment in other securities. BlackRock will monitor the tax status of the Portfolio under the Code during any period in which the annual turnover rate of the Portfolio exceeds 100%.


MANAGEMENT

________________________________________________________________________________

BOARD OF TRUSTEES

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. The Statement of Additional Information contains the name of each trustee and certain background information.

ADVISER


     BlackRock (formerly BlackRock Financial Management L.P.) was organized in 1988. On February 28, 1995, BlackRock Financial Management L.P. sold its business to PNC Bank, National Association ("PNC Bank"). The principal business address of BlackRock is 345 Park Avenue, New York, NY 10154. BlackRock, now a wholly-owned indirect subsidiary of PNC Bank Corp., provides asset management services with respect to U.S. and foreign fixed income instruments. As adviser, BlackRock is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale decisions regarding the investments made by the Portfolio. BlackRock also provides research and credit analysis as well as certain other services. BlackRock currently serves as investment adviser to institutional and individual investors in the United States and overseas through several funds and separately managed accounts with total assets in excess of $41 billion.

     Keith Anderson and Mark S. Warner are the persons primarily responsible for the day-to-day management of the Portfolio's investments.


     Keith Anderson is a Managing Director at BlackRock Financial Management, and co-head of the Portfolio Management Group. In addition, Mr. Anderson co-chairs the Investment Strategy Committee and he is a member of the firm's Management Committee. Mr. Anderson has primary responsibility for managing client portfolios and for acting as a specialist in the government and mortgage sectors. His areas of expertise include Treasuries, agencies, futures, options, swaps and a wide range of traditional and non-traditional mortgage securities. Mr. Anderson has been a co-manager of the Portfolio since its inception.

     Prior to founding BlackRock in 1988, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation. Mr. Anderson joined First Boston in 1987 as a mortgage securities and derivative products strategist working with institutional money managers. From 1983 to 1987, Mr. Anderson was a Vice President and Portfolio Manager at Criterion Investment Management Company where he had primary responsibility for a $2.8 billion fixed income portfolio and was an integral part of the firm's portfolio management team.

     Mr. Anderson has published numerous articles on fixed income strategies, including two articles in The Handbook of Fixed Income Options: "Scenario
                          -------------------------------------
Analysis and the Use of Options in Total Return Portfolio Management" and "Measuring, Interpreting, and Applying Volatility within the Fixed Income Market." Mr. Anderson received a Bachelor of Science in Economics and Finance from Nichols College in 1981 and an M.B.A. from Rice University in 1983.

     Mark S. Warner, CFA, is a Vice President of BlackRock with primary responsibility for managing client portfolios. Mr. Warner specializes in investing in the commercial mortgage and non-agency residential mortgage sectors. Mr. Warner has been a co-manager of the Portfolio since July 1996.

     Prior to joining BlackRock in 1993, Mr. Warner was a director in the Capital Markets Unit of the Prudential Mortgage Capital Company. Mr. Warner joined the Prudential Mortgage Capital Company in 1987, and was initially responsible for asset/liability strategies for the $7 billion participating annuity segment.
Mr. Warner joined Prudential's Commercial Real Estate Division in 1989, where he was responsible for the sale of commercial whole loans, purchases of private placement mortgage-backed securities and securitization opportunities within the Prudential's $25 billion non-residential portfolio. Between 1989 and 1993, Mr. Warner successfully structured and executed securitization of approximately $2 billion of non-residential mortgages. Mr. Warner previously worked in the fixed income department at PaineWebber.

     Mr. Warner earned a B.A. degree in political science from Columbia University in 1983 and an M.B.A. degree in finance and marketing from Columbia Business School in 1987. Mr. Warner received his Chartered Financial Analyst designation in 1993.


     For the services provided and expenses assumed by it, BlackRock is entitled to receive from the Portfolio a fee computed daily and payable monthly at an annualized rate of .25% of the Portfolio's average daily net assets. From time to time BlackRock may waive all or any portion of its advisory fee for and may reimburse expenses of the Portfolio. The Adviser has advised the Fund that it will cap the Portfolio's expenses (other than advisory fees) at no more than
 .12% of average net assets for the current fiscal year. See "Introduction-- Expense Table."

     Since its commencement of operations, the Portfolio has paid investment advisory fees at the annual rate of .25% of the Portfolio's average daily net assets.

ADMINISTRATORS


     BlackRock, Inc., whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, PFPC, whose principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809 and BDI, whose principal business address is Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961, serve as the Fund's co-administrators. BlackRock, Inc. and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.


     The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of the Portfolio's average daily net assets, and PFPC and BDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of the Portfolio's average daily net assets, .18% of the next $500 million of the Portfolio's average daily net assets, and .16% of the Portfolio's average daily net assets in excess of $1 billion. From time to time the Administrators may waive all or any portion of the administration fees for the Portfolio.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN


     PNC Bank, whose principal business address is 1600 Market Street, Philadelphia, PA 19103, serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent.

EXPENSES

     Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to BlackRock and the Administrators, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with BlackRock or the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, certain fees and expenses in registering and qualifying the Portfolio and its Shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by BlackRock or the Administrators under their respective agreements with the Fund. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

PORTFOLIO TRANSACTIONS

     The Portfolio's adviser may consider a number of factors in determining which brokers to use in purchasing or selling portfolio securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, sales of shares of the Fund, the reasonableness of commissions and quality of services and execution. Brokerage transactions for the Portfolio may be directed through registered broker/dealers ("Authorized Dealers") who have entered into dealer agreements with the Distributor, subject to the requirements of best execution.

BANKING LAWS


     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such company as agent for and upon the order of customers. PNC Bank, BlackRock, BlackRock, Inc., PFPC and Institutions that are banks or bank affiliates are subject to such banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Fund and the holders of its Shares, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operations with respect to its Shares. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per share or result in a financial loss to any investor.


PURCHASE AND REDEMPTION OF SHARES

________________________________________________________________________________

DISTRIBUTOR


     Shares of the Portfolio are offered on a continuous basis for the Fund by the distributor, BlackRock Distributors, Inc. (the "Distributor"). The Distributor is a registered broker/dealer with principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.


     The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to the Portfolio's Shares. However, the Plan permits BDI, BlackRock, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution, and Servicing Arrangements" in the Statement of Additional Information.


PURCHASE OF SHARES

     Shares of the Portfolio are offered without a sales load on a continuous basis to Institutions at the net asset value per share of the Portfolio next computed after an order and payment are received in proper form by PFPC. Dividends will commence accruing on that day. Shares may be purchased on any Business Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be transmitted by telephoning PFPC at (800) 441-7379. The Fund may in its discretion reject any order for Shares.

     Payment for Shares may be made only in Federal funds or other funds immediately available to the Fund's custodian. Normally, payments for Shares should be received by PFPC no later than 12:00 Noon (Eastern Time). The minimum initial investment by an Institution is $50 million. There is no minimum subsequent investment.

REDEMPTION OF SHARES

     Redemption orders may be transmitted to PFPC by telephone at (800) 441-7379. Shares are redeemed at the net asset value per share of the Portfolio next determined after PFPC's receipt of the redemption request in proper order, and dividends will not accrue after the day on which the redemption is effectuated. THE FUND, THE ADMINISTRATORS AND THE DISTRIBUTOR WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS COMMUNICATED BY TELEPHONE ARE GENUINE. THE FUND AND ITS SERVICE PROVIDERS WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE IN ACCORDANCE WITH SUCH PROCEDURES.

     The date on which a redemption request is received will be the date specified if the redemption request specifies a particular date in the future for its effectiveness. The Fund expects to pay all redemption requests made with at least thirty (30) days' advance notice in cash. Redemption requests in excess of $250,000 by any single shareholder from the Portfolio within any three-month period may be paid in kind unless the Fund has received at least thirty (30) days' advance notice and will be paid in kind if the redeeming shareholder so requests and such payment will not adversely affect other shareholders. Shareholders who receive redemptions in kind will incur additional expense and delay in disposing of such securities and the value of such securities may decline during the disposition period.

     If a proper redemption request is received prior to 12:00 noon (Eastern time) on any Business Day payment of the redemption price will ordinarily be wired to the shareholder's bank on the first business day subsequent to the 30-day advance notice redemption request in the case of the Portfolio. If the request is received after 12:00 noon (Eastern time) payment will ordinarily be wired to the shareholder's bank within two Business Days subsequent to the 30-day advance notice redemption request. Redemption proceeds will be sent by wire only to the bank named on the shareholder's application form. A shareholder may change the wire instructions on the application form by writing to PFPC with an appropriate signature guarantee.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Institution is unable to contact PFPC by telephone, the Institution may also deliver the redemption request to PFPC by mail at 400 Bellevue Parkway, Wilmington, DE 19809.

     The Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of Shares) for such periods as are permitted under the 1940 Act. The Fund may also redeem Shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.


NET ASSET VALUE

________________________________________________________________________________

     The net asset value for the Portfolio is calculated as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by adding the value of all its securities, cash and other assets, subtracting the liabilities and dividing by the total number of Shares outstanding. The net asset value per Share of the Portfolio is determined independently of the Fund's other portfolios.

     The value of securities held by the Portfolio is based upon market quotations or, if market quotations are not readily available, the securities are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

     The Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS

________________________________________________________________________________

     The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. For dividend purposes, the Portfolio's investment income available for distribution to holders of Institutional Shares is reduced by accrued expenses directly attributable to the Portfolio and the general expenses of the Fund prorated to the Portfolio on the basis of its relative net assets. All distributions are reinvested at net asset value in the form of additional full and fractional Shares of the Portfolio unless an Institution elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The net investment income of the Portfolio is declared daily. All such dividends are paid not later than ten days after the end of each month and within seven days after redemption of all of a shareholder's Shares in the Portfolio. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually.


TAXES

________________________________________________________________________________

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this tax treatment, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital), regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions paid out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder has held his Shares and whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, provided the dividends are paid during January of the following year.

     A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of Portfolio Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above. Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment and should consult their tax advisers.


DESCRIPTION OF SHARES

________________________________________________________________________________


     The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment company. Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds/SM/ to BlackRock Funds/SM/. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in 38 investment portfolios. This Prospectus describes the Institutional Shares of the Multi-Sector Mortgage Securities Portfolio III, which is classified as a non-diversified company under the 1940 Act. For information regarding other portfolios of the Fund, contact the Distributor by phone at (800) 998-7633 or at the address listed in "Purchase and Redemption of Shares--Distributor."

     Each share of the Portfolio has a par value of $.001, represents an equal proportionate interest in the Portfolio and is entitled to such dividends and distributions earned on the Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.


     On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional investors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.


OTHER INFORMATION

________________________________________________________________________________
REPORTS AND INQUIRIES

     Shareholders will receive unaudited semi-annual financial statements and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19885-9628, toll-free (800) 441-7764 (in Delaware call collect (302) 791-1104).

PERFORMANCE INFORMATION

     From time to time, total return and yield data for Shares of the Portfolio may be quoted in advertisements or in communications to Institutions. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gain distributions made by the Portfolio during the period relating to Shares are reinvested in Shares.

     The yield of Shares of the Portfolio is computed based on the net income of the Portfolio allocated to such Shares during a 30-day (or one month) period, which period will be identified in connection with the particular yield quotation. More specifically, the yield of Shares of the Portfolio is computed by dividing the Portfolio's net income per share allocated to such Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

     Performance data of Shares of the Portfolio may be compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. In addition, certain indexes may be used to illustrate historic performance of select asset classes. For example, the total return and/or yield of Shares of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Salomon Broad Investment Grade Index, the T-Bill Index and the "stocks, bonds and inflation index" published annually by Ibbotson Associates. Performance information may also include evaluations of the Portfolio and their Shares published by nationally recognized ranking services and information as reported by financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

     In addition to providing performance information that demonstrates the actual yield or returns of Shares of the Portfolio over a particular period of time, the Portfolio may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan.

     Performance quotations of Shares of the Portfolio represent past performance and should not be considered as representative of future results. The investment return and principal value of an investment in Shares of the Portfolio will fluctuate so that a shareholder's Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Shares of the Portfolio cannot necessarily be used to compare an investment in such Shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in the portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Shares will not be included in the Portfolio's calculations of yield and total return.

                                  APPENDIX A

     The following summarizes the ratings used for debt securities:

DESCRIPTION OF MOODY'S BOND RATINGS:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)...- When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

DESCRIPTION OF S&P BOND RATINGS:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

               B -- Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

               CCC -- Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

               CC -- The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

               C -- The rating "C" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

               CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

               D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

               Standard & Poor's letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AA, CC, C, CI and D categories.


DESCRIPTION OF DUFF & PHELPS' BOND RATINGS:

          AAA - Bonds rated AA are of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          AA -- Bonds rated AA have high credit quality with strong protection factors. Risk is modest.

          A -- Bonds rated A have average but adequate protection factors. Risk factors are greater and more variable in times of economic stress than AA or AA.

          BBB -- Bonds rated BBB exhibit below average protection factors, but still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          BB -- Bonds rated BB are below investment grade, but deemed likely to meet obligations when due.

          B -- Bonds rated B are below investment grade and possessing risk that obligations will not be met when due.

          CCC -- Bonds rated CCC are well below investment grade. They may be in default or have considerable uncertainty as to timely payment of principal, interest or preferred dividends.

          DD -- Bonds rated DD are defaulted debt obligations.

          Duff & Phelps' letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AA, CCC and DD categories.


DESCRIPTION OF FITCH BOND RATINGS:

          AAA -- Bonds rated AA are considered investment grade and of the highest quality. The ability to pay interest and principal is exceptionally strong and unlikely to be affected by reasonably foreseeable events.

          AA -- Bonds rated AA are considered investment grade and very high credit quality.

          A -- Bonds rated A are considered investment grade and of high credit quality. The ability to pay interest and principal is strong, but may be vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          BBB -- Bonds rated BBB are considered investment grade and satisfactory credit quality. The likelihood that these bonds will fall below investment grade, however, is higher than for bonds with higher ratings.

          BB -- Bonds rated BB are considered speculative. The ability to pay interest and principal may be affected over time by adverse economic changes.

          B -- Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the issuer's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

          CCC -- Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default.

          CC -- Bonds rated CC are minimally protected. Default seems probable over time.

          C -- Bonds rated C are in imminent default in payments of interest or principal.

          DDD, DD and D -- Bonds rated in any of these categories are in default on interest and/or principal payments.

          Fitch's letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

                                  APPENDIX B

                     GENERAL CHARACTERISTICS AND RISKS OF
                  ADDITIONAL INVESTMENT MANAGEMENT TECHNIQUES

          In order to manage the risk of its securities portfolio, including duration management, or to enhance income or gain as described above, the Portfolio will engage in Additional Investment Management Techniques. The Portfolio will engage in such activities in the Adviser's discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Portfolio occur. The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC and the federal income tax requirements applicable to regulated investment companies.

PUT AND CALL OPTIONS ON SECURITIES AND INDICES

          The Portfolio may purchase and sell put and call options on securities and indices. A put option gives the purchaser of the option the right to sell and the writer the obligation to buy the underlying security at the exercise price during the option period. The Portfolio may also purchase and sell options on stock indices ("index options"). Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the stock index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option. The purchase of a put option on a debt security could protect the Portfolio's holdings in a security or a number of securities against a substantial decline in the market value. A call option gives the purchaser of the option the right to buy and the seller the obligation to sell the underlying security or index at the exercise price during the option period or for a specified period prior to a fixed date. The purchase of a call option on a security could protect the Portfolio against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Portfolio will experience a loss in the amount of the option premium plus any related commissions. When the Portfolio sells put and call options, it receives a premium as the seller of the option. The premium that the Portfolio receives for selling the option will serve as a partial hedge, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline below the exercise price of the option, less the premium received on the sale of the option. The Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC Options") which are privately negotiated with the counterparty. Listed options are issued by the Options Clearing Corporation ("OCC") which guarantees the performance of the obligations of the parties to such options.

          The Portfolio's ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Portfolio. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle the transaction in accordance with the terms of that option as written, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction. As the Portfolio must rely on the credit quality of the counterparty rather than the guarantee of the OCC, it will only enter into OTC Options with counterparties with the highest long-term credit ratings, and with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

          The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

FUTURES CONTRACTS AND RELATED OPTIONS

          CHARACTERISTICS. The Portfolio may sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate changes or other market movements. The sale of a futures contract creates an obligation by the Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

          MARGIN REQUIREMENTS. At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin that the Portfolio will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

          LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES. The Portfolio's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Under such regulations the Portfolio currently may enter into such transactions without limit for bona fide hedging purposes, including risk management and duration management and other portfolio strategies.

          The Portfolio will not enter into a futures contract or related option if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Portfolio's liquidation value, i.e. net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Also, when required, a segregated account of cash or cash equivalents will be maintained and marked to market in an amount equal to the market value of the contract. The Portfolio reserves the right to comply with such different standard as may be established from time to time by CFTC rules and regulations with respect to the purchase or sale of futures contracts or options thereon.

          SEGREGATION AND COVER REQUIREMENTS. Futures contracts, interest rate swaps, caps, floors and collars and listed options on securities, indices and futures contracts sold by the Portfolio are subject to segregation and coverage requirements of either the CFTC or the SEC, with the result that, if the Portfolio does not hold the security or futures contract underlying the instrument, the Portfolio will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid debt obligations in an amount at least equal to the Portfolio's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The segregation requirement can result in the Portfolio maintaining securities positions it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                            _______________________

                               TABLE OF CONTENTS


                                                 Page
                                                 ----
Introduction....................................    3
Financial Highlights............................    5
Investment Policies.............................    7
Management......................................   28
Purchase and Redemption of Shares...............   32
Net Asset Value.................................   34
Dividends and Distributions.....................   35
Taxes...........................................   35
Description of Shares...........................   36
Other Information...............................   37
Appendix A......................................  A-1
Appendix B......................................  B-1


                               THE MULTI-SECTOR
                                  MORTGAGE
                                 SECURITIES
                                PORTFOLIO III




                                 INSTITUTIONAL
                                     CLASS


                                  Prospectus

INVESTMENT ADVISER                                         January 28, 1998

BlackRock Financial Management, Inc.
New York, New York


CO-ADMINISTRATOR
BlackRock, Inc.
Philadelphia, Pennsylvania

CO-ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware


CO-ADMINISTRATOR AND DISTRIBUTOR
BlackRock Distributors, Inc.
West Conshohocken, Pennsylvania


COUNSEL
Simpson Thacher & Bartlett
New York, New York

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
Philadelphia, Pennsylvania

                              BLACKROCK FUNDS/SM/
                     (FORMERLY, COMPASS CAPITAL FUNDS/SM/)


                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information provides supplementary information pertaining to shares representing interests in the Money Market, Municipal Money Market, U.S. Treasury Money Market (formerly, the Government Money Market Portfolio), Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity (formerly, the Value Equity Portfolio), Large Cap Growth Equity (formerly, the Growth Equity Portfolio), Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, Micro-Cap Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Select Equity (formerly, the Core Equity Portfolio), Managed Income, Tax-Free Income, Intermediate Government Bond (formerly, the Intermediate Government Portfolio), Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond (formerly, the Short Government Bond Portfolio), Intermediate Bond (formerly, the Intermediate-Term Bond Portfolio), Government Income, International Bond (formerly, the International Fixed Income Portfolio), New Jersey Tax-Free Income and Core Bond Portfolios (collectively, the "Portfolios") of BlackRock Funds (the "Fund"). The Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios are called "Money Market Portfolios," and the other Portfolios are called "Non-Money Market Portfolios." This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectuses of the Fund relating to the Portfolios dated January 28, 1998, as amended from time to time (the "Prospectuses"). Prospectuses may be obtained from the Fund's distributor by calling toll-free
(800) 441-7379. This Statement of Additional Information is dated January 28, 1998. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectuses.

                                   CONTENTS

                                                                       Page
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
Investment Policies....................................................   3
Special Considerations for State-Specific
 Portfolios............................................................  24
Trustees and Officers..................................................  61
Shareholder and Trustee Liability of the Fund..........................  72
Investment Advisory, Administration,
 Distribution and Servicing Arrangements...............................  73
Expenses............................................................... 100
Portfolio Transactions................................................. 101
Purchase and Redemption Information.................................... 106
Valuation of Portfolio Securities...................................... 113
Performance Information................................................ 117
Taxes.................................................................. 146
Additional Information Concerning Shares............................... 154
Miscellaneous.......................................................... 156
Financial Statements................................................... 160
Appendix A (Description of Securities Ratings)......................... A-1
Appendix B (Description of Futures).................................... B-1


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE FUND'S DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              INVESTMENT POLICIES

     The following supplements information contained in the Prospectuses concerning the Portfolios' investment policies. Except as indicated, the information below relates only to those Portfolios that are authorized to invest in the instruments or securities described below.

     The Index Equity Portfolio invests all of its investable assets in The U.S. Large Company Series (the "Index Master Portfolio") of The DFA Investment Trust Company (the "Trust"). Accordingly, the following discussion relates to: (i) the investment policies of all the Portfolios including the Index Equity Portfolio; and (ii) where indicated the investment policies of the Index Master Portfolio.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGY

     The Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios will invest primarily in securities of established companies. For this purpose, an established company is one which, together with its predecessors, has at least three years of continuous operating history.

     The Low Duration Bond Portfolio will seek to maintain a duration for its portfolio in a range of +/-20% of the current duration of the Merrill Lynch 1-3 Year Treasury Index. The Government Income Portfolio will seek to maintain an interest rate sensitivity within a range comparable to that of 7 to 10 year U.S. Treasury bonds.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


     REVERSE REPURCHASE AGREEMENTS. Each Portfolio (including the Index Master Portfolio) other than the Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios (the "Municipal Money Market Portfolios") may invest in reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and interest rate. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"). While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account liquid assets in an amount at least equal to the repurchase price.

     VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to purchasable variable and floating rate instruments, the adviser or sub-adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved. Each of the Equity Portfolios of the Fund does not intend to invest more than 5% of its net assets in variable and floating rate instruments.


     MONEY MARKET OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. Each Portfolio may purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of each Portfolio's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks. Each of the Equity Portfolios of the Fund does not intend to invest more than 5% of its net assets in bank obligations.

          The Index Master Portfolio may purchase obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired by the Index Master Portfolio if the bank has assets in excess of $1 billion.

     MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through

Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


     The Managed Income, Intermediate Government, Low Duration Bond, Intermediate Bond, Government Income, International Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios (the "Bond Portfolios") and the Balanced Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities.

Investors may purchase beneficial interests in CMOs and REMICs, which are known as "regular" interests or "residual" interests. The residual in a CMO or REMIC structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs or REMICs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO and REMIC interests. The Portfolios do not currently intend to purchase residual interests.

     Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC

Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

     FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("Pcs"). Pcs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on Pcs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain Pcs, referred to as "Gold Pcs."

     ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.


     The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e.,
                                                                          ----
loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than conventional bonds with comparable maturities.


     In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.


     U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations which the Portfolios may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank. Each of the Equity Portfolios of the Fund does not intend to invest more than 5% of its net assets in U.S. Government obligations.

     The Index Master Portfolio may purchase (i) debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds, and (ii) obligations issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies, including FNMA, Federal Home Loan Bank and the Federal Housing Administration.


     SUPRANATIONAL ORGANIZATION OBLIGATIONS. The Portfolios may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development. Each of the Equity Portfolios of the Fund does not intend to invest more than 5% of its net assets in supranational organization obligations.

     LEASE OBLIGATIONS. The Portfolios may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations").

     The Sub-Adviser will monitor the credit standing of each municipal borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the Sub-Adviser will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (iv) the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (v) legal recourse in the event of failure to appropriate;
(vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

     The Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios will only invest in lease obligations with puts that (i) may be exercised at par on not more than seven days notice, and (ii) are issued by institutions deemed by the sub-adviser to present minimal credit risks. Such obligations will be considered liquid. However, a number of puts are not exercisable at the time the put would otherwise be exercised if the municipal borrower is not contractually obligated to make payments (e.g., an event of nonappropriation with a "nonappropriation" lease obligation). Under such circumstances, the lease obligation while previously considered liquid would become illiquid, and a Portfolio might lose its entire investment in such obligation.

     Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to a Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Portfolio. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and a Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer's obligations on such securities, which may increase a Portfolio's operating expenses and adversely affect the net asset value of a Portfolio. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and a Portfolio would not have the right to take possession of the assets. Any income derived from a Portfolio's ownership or operation of such assets may not be tax-exempt. In addition, a Portfolio's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which a Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company a Portfolio is subject to certain limitations on its investments and on the nature of its income.

     COMMERCIAL PAPER. The Money Market Portfolios may purchase commercial paper rated in one of the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). The Non-Money Market Portfolios, except the Index Master Portfolio, may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by a Portfolio's adviser or sub-adviser, "high quality" issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. The Index Master Portfolio may purchase commercial paper rated (at the time of purchase) "A-1" or better by S&P or "Prime-1" by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated "Aaa" by Moody's or "AAA" by S&P, and having a maximum maturity of nine months. These ratings symbols are described in Appendix A.


     Commercial paper purchasable by each Portfolio includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933. Each of the Equity Portfolios of the Fund does not intend to invest more than 5% of its net assets in commercial paper.

     REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement).

The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.


     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     The Index Master Portfolio may enter into repurchase agreements, but will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of its total assets would be so invested. The Index Master Portfolio will also only invest in repurchase agreements with a bank if the bank has at least $1 billion in assets and is approved by the Investment Committee of DFA. DFA will monitor the market value of transferred securities plus any accrued interest thereon so that the value of such securities will at least equal the repurchase price. The securities underlying the repurchase agreements will be limited to U. S. Government and agency obligations described under "U.S. Government Obligations" above.


     INVESTMENT GRADE DEBT OBLIGATIONS. Each of the Money Market Portfolios may invest in securities in the two highest rating categories of NRSROs. The Non-Money Market Portfolios, except the Index Master Portfolio and the Low Duration Bond, Intermediate Government Bond and Government Income Portfolios, may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. The Intermediate Government Bond and Government Income Portfolios may invest in debt securities rated Aaa by Moody's or AAA by S&P. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

     The Index Master Portfolio may invest in non-convertible corporate debt securities which are issued by companies whose commercial paper is rated "Prime-1" by Moody's or "A-1" by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least "AA" by S&P or "Aa2" by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Index Master Portfolio's investment adviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least "AA" or "Aa2."

     See Appendix A to this Statement of Additional Information for a description of applicable securities ratings.


     NON-INVESTMENT GRADE SECURITIES. The Low Duration Bond Portfolio may invest in non-investment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds" when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market conditions, no more than 20% of its total assets are invested in non-investment grade debt securities, and such securities are rated "B" or higher at the time of purchase by at least one major rating agency.


     High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies' evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer's financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.


     While the market values of high yield securities tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Portfolio's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.


     During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

     The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Portfolio may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Portfolio's assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.


     The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect a Portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in recent years.


     When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Portfolio's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Portfolio to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of a Portfolio's liquid securities may become illiquid and the proportion of the Portfolio's assets invested in illiquid securities may significantly increase.


     The Low Duration Bond Portfolio may invest in securities rated "B" and above or determined by the sub-adviser to be of comparable quality. Such securities are considered to have the current capacity to meet interest and principal payments, but have a greater vulnerability to default than higher rated securities. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and principal.


     The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the sub-adviser performs its own analysis of the issuers whose non-investment grade securities the Portfolio holds. Because of this, the Portfolio's performance may depend more on the sub-adviser's own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see Appendix A.


     In selecting non-investment grade securities, the sub-adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Portfolio. The sub-adviser continuously monitors the issuers of non-investment grade securities held by the Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests. If a security's rating is reduced below the minimum credit rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.


     In the event that a Portfolio investing in high yield securities experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based.


     The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolios may enter into "when-issued" and "forward" commitments, including "TBA" (to be announced) purchase commitments, to purchase or sell securities at a fixed price at a future date. When a Portfolio agrees to purchase securities on this basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. It may be expected that the market value of a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Portfolio expects that its forward commitments and commitments to purchase when-issued or TBA securities will not exceed 25% of the value of its total assets absent unusual market conditions.

     If deemed advisable as a matter of investment strategy, a Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

     When a Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. Each equity Portfolio (except the Index Master Portfolio) and the Balanced Portfolio may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

     FOREIGN CURRENCY TRANSACTIONS. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time. A Portfolio may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A Portfolio may enter into forward foreign currency exchange contracts when deemed advisable by its adviser or sub-adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     Second, when a Portfolio's adviser or sub-adviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Portfolio will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     A Portfolio may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure. For example, a Portfolio may hold both French government bonds and German government bonds, and the Adviser or Sub-Adviser may believe that French francs will deteriorate against German marks. The Portfolio would sell French francs to reduce its exposure to that currency and buy German marks. This strategy would be a hedge against a decline in the value of French francs, although it would expose the Portfolio to declines in the value of the German mark relative to the U.S. dollar.

     In general, currency transactions are subject to risks different from those of other portfolio transactions, and can result in greater losses to a Portfolio than would otherwise be incurred, even when the currency transactions are used for hedging purposes.

     A separate account of a Portfolio consisting of liquid assets equal to the amount of the Portfolio's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio.

     OPTIONS. Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. A Portfolio will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

     When a Portfolio purchases a put option, the premium paid by it is recorded as an asset of the Portfolio. When a Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by a Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     FUTURES CONTRACTS AND RELATED OPTIONS. Each Non-Money Market Portfolio (including the Index Master Portfolio) may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). These instruments are described in Appendix B to this Statement of Additional Information.

     STAND-BY COMMITMENTS. Under a stand-by commitment for a Municipal Obligation, a dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. Stand-by commitments for Municipal Obligations may be exercisable by a Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved. It is expected that such stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for such a stand-by commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment for Municipal Obligations (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments for Municipal Obligations held by a Portfolio will not exceed 1/2 of 1% of the value of such Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

     Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in a sub-adviser's opinion, present minimal credit risks. A Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where a Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected as a realized gain or loss when the commitment is exercised or expires.

     TAX-EXEMPT DERIVATIVES. The Municipal Money Market Portfolios and the Tax-Free Income, Ohio Tax-Free Income, Pennsylvania Tax-Free Income and New Jersey Tax-Free Income Portfolios (collectively, the "Money and Non-Money Market Municipal Portfolios") may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal debt obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying municipal debt obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal debt obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying securities at their face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the securities' fixed coupon rate and the rate that would cause the securities, coupled with the tender option, to trade at par on the date of a rate adjustment. The Money and Non-Money Market Municipal Portfolios may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal debt obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinions of counsel to the sponsors of such derivative securities. Neither the Fund nor its investment adviser or sub-advisers will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

     SECURITIES LENDING. A Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by a Portfolio in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds. Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) "first tier" quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSRO's, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks) (i.e. CD's, BA's and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated money market funds. Any such investments must be rated "first tier" and must have a maturity of 397 days or less from the date of purchase.

     While the Index Master Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Index Master Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Index Master Portfolio's total assets. In connection with such loans, the Index Master Portfolio will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Index Master Portfolio will be able to terminate the loan at any time, will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Trust could experience delay in recovering the loaned securities. Management of the Trust believes that this risk can be controlled through careful monitoring procedures.

     YIELDS AND RATINGS. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, Duff & Phelps Credit Co. ("Duff & Phelps"), Fitch Investor Services, Inc. ("Fitch") and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated. A Portfolio's adviser or sub-adviser will consider such an event in determining whether the Portfolio should continue to hold the security.

     INTEREST RATE TRANSACTIONS AND CURRENCY SWAPS. The Bond Portfolios may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a Portfolio is hedging its assets or its liabilities. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The International Bond Portfolio may also enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specified currencies.

     A Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.


     A Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap on a daily basis and will deliver an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess to a custodian that satisfies the requirements of the 1940 Act. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Portfolio will not enter into any interest rate or currency swap unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P, Duff & Phelps or Fitch, or "A" or "P-1" or better by Moody's.

     A Portfolio will enter into currency or interest rate swap, cap and floor transactions only with institutions deemed the creditworthy by the Portfolio's adviser or sub-adviser. If there is a default by the other party to such a transaction, a

Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they are less liquid than swaps.

     INVESTMENT COMPANIES. Each Portfolio, other than the Index Equity Portfolio, currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or by the Fund as a whole.

     SPECIAL CONSIDERATION REGARDING THE OHIO TAX-FREE INCOME PORTFOLIO. The Ohio Tax-Free Income Portfolio will not trade its securities for the purpose of seeking profits. For purposes of this policy, the Portfolio may vary its portfolio securities if (i) there has been an adverse change in a security's credit rating or in that of its issuer or in the adviser's or sub-adviser's credit analysis of the security or its issuer; (ii) there has been, in the opinion of the adviser and sub-adviser, a deterioration or anticipated deterioration in general economic or market conditions affecting issuers of Ohio Municipal Obligations, or a change or anticipated change in interest rates;
(iii) adverse changes or anticipated changes in market conditions or economic or other factors temporarily affecting the issuers of one or more portfolio securities make necessary or desirable the sale of such security or securities in anticipation of the Portfolio's repurchase of the same or comparable securities at a later date; or (iv) the adviser or sub-adviser engages in temporary defensive strategies.

             SPECIAL CONSIDERATIONS FOR STATE-SPECIFIC PORTFOLIOS


     The following information regarding the State-Specific Portfolios is derived from official statements of certain issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.


     SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN OHIO STATE-SPECIFIC OBLIGATIONS. The Ohio Tax-Free Money Market and Ohio Tax-Free Income Portfolios (the "Ohio Portfolios") will each invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions ("Ohio State-Specific Obligations"). The Ohio Portfolios are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio State-Specific Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility.

     Generally, the creditworthiness of Ohio State-Specific Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

     There may be specific factors that at particular times apply in connection with investment in particular Ohio State-Specific Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio State-Specific Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.


     Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1996 is 11,173,000.

     While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.


     In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last six years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unemployment rate and its effects vary among geographic areas of the State.

     There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on

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State or local government finances generally, will not adversely affect the market value of Ohio State-Specific Obligations held in the Ohio Portfolios or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

     The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.


     The 1992-93 biennium presented significant challenges to State finances.
To allow time to resolve certain budget differences, an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire 1992-93 biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund ("BSF", a cash and budgetary management fund) to the GRF in FY 1992.

     Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected, and then timely addressed a FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF; and adjustments were made in the timing of certain tax payments.

     A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to BSF replenishment, $21 million was deposited in the BSF.

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

     None of the spending reductions were applied to appropriations needed for debt service on or lease rentals relating to any State obligations.


     The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.


     From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The 1996-97 biennium-ending GRF fund balance was $834.9 million. Of that, $250 million goes to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF (which had a December 30, 1997 balance of $862.7 million), with the $263 million balance to a State income tax reduction fund.


     The GRF appropriations act for the current 1997-98 biennium was passed on June 25, 1997 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act.

     The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)


     By 14 constitutional amendments approved from 1921 to date (the latest adopted in 1995), Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At December 30, 1997, $948 million (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding. The only such State debt at that date still authorized to be incurred were portions of the

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


highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($30.9 million outstanding); (b) $240 million of obligations authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($826.8 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($90.9 million outstanding, with no more than $50 million to be issued in any one year).


     The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million outstanding authorization, and authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.


     The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $4.8 billion of which were outstanding or sold and awaiting delivery at December 30, 1997.

     A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing.
The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

     A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

     State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.


     Local school districts in Ohio receive a major portion (state-wide aggregate approximately 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 119 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, is pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has recently concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order for a year (to March 1998) to permit time for responsive corrective actions. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A program has provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled $41.1 million for 28 districts in FY 1994, and $71.1 million for 29 districts in FY 1995 (including $29.5 million for one), $87.2 million for 20 districts in fiscal year 1996 (including $42.1 million for one), and $113.2 million for 12 districts in 1997 (including $90 million to one for restructuring its prior loans).

     Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.


     For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 24 cities and villages; for 18 of them the fiscal situation was resolved and the procedures terminated (one village is in preliminary "fiscal watch" status). As of January 5, 1998, the 1996 school district "fiscal emergency" provision had been applied to five districts, and ten were on preliminary "fiscal watch" status.

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

     At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN PENNSYLVANIA STATE-SPECIFIC OBLIGATIONS. The concentration of investments in Pennsylvania State-Specific Obligations by the Pennsylvania Municipal Money Market and Pennsylvania Tax-Free Income Portfolios raises special investment considerations. In particular, changes in the economic condition and governmental policies of the Commonwealth of Pennsylvania and its municipalities could adversely affect the value of those Portfolios and their portfolio securities. This section briefly describes current economic trends in Pennsylvania.

     Pennsylvania has historically been dependent on heavy industry, although recent declines in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy. Recent sources of economic growth in Pennsylvania are in the service sector, including trade, medical and health services, education and financial institutions. Agriculture continues to be an important component of the Commonwealth's economic structure, with nearly one-third of the Commonwealth's total land area devoted to cropland, pasture and farm woodlands.


     The population of Pennsylvania experienced a slight increase in the period 1987 through 1996, and has a high proportion of persons 65 or older. The Commonwealth is highly urbanized, with almost 79% of the 1990 census population residing in metropolitan statistical areas. The two largest metropolitan statistical areas, those containing the Cities of Philadelphia and Pittsburgh, together comprise approximately 44% of the Commonwealth's total population.


     The Commonwealth utilizes the fund method of accounting and over 150 funds have been established for purposes of recording receipts and disbursements of the Commonwealth, of which the General Fund is the largest. Most of the Commonwealth's operating and administrative expenses are payable from the General Fund. The major tax sources for the General Fund are the sales tax, the personal income tax and the corporate net income tax. Major expenditures of the Commonwealth include funding for education, public health and welfare and transportation.


     The constitution of the Commonwealth provides that operating budget appropriations of the Commonwealth may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund (the principal operating fund of the Commonwealth) and for certain special revenue funds which together represent the majority of expenditures of the Commonwealth. Although a negative balance was experienced applying generally accepted accounting principles ("GAAP") in the General Fund for fiscal 1990 and 1991, tax increases and spending decreases have resulted in surpluses in subsequent years; and as of June 30, 1996, the General Fund had a surplus of $635.2 million. The deficit in the Commonwealth's unreserved/undesignated funds also had been eliminated.


     Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations including suits relating to the following matters: (a) the ACLU has filed suit in Federal court demanding additional funding for child welfare services; the Commonwealth settled a similar suit in the Commonwealth Court of Pennsylvania and is seeking the dismissal of the federal suit, inter alia, because of that
                                                  ----- ----
settlement. After its earlier denial was reversed by the Third Circuit Court of Appeals, the district court granted class certification to the ACLU, and the parties are proceeding with discovery; (b) in 1987, the Supreme Court of Pennsylvania held the statutory scheme for county funding of the judicial system to be in conflict with the constitution of the Commonwealth, but stayed judgment pending enactment by the legislature of funding consistent with the opinion, and the legislature has yet to consider legislation implementing the judgment. In 1992, a new action in mandamus was filed seeking to compel the Commonwealth to comply with the original decision; (c) litigation has been filed in both state and Federal court by an association of rural and small schools and several individual school districts and parents challenging the constitutionality of the Commonwealth's system for funding local school districts --the Federal case has been stayed pending resolution of the state case. Trial of the state case was completed in September 1997 and a decision is pending; and (d) both the Commonwealth and the City of Philadelphia are involved in cases currently before the Pennsylvania Supreme Court that may result in their being required to fund remedies for the unintentional racial segregation in the Philadelphia public schools.


     The City of Philadelphia (the "City") experienced severe financial difficulties during the early 1990's which impaired its access to public credit markets. The City experienced a

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


series of General Fund deficits for fiscal years 1988 through 1992. Legislation was enacted in 1991 to create an Intergovernmental Cooperation Authority (the "Authority") to provide deficit reduction financing and fiscal oversight for Philadelphia. In order for the Authority to issue bonds on behalf of the City, the City and the Authority entered into an intergovernmental cooperation agreement providing the Authority with certain oversight powers with respect to the fiscal affairs of the City. Philadelphia currently is operating under a five year plan approved by the Authority on May 20, 1997. The unaudited balance of the City's General Fund as of June 30, 1997 was approximately $120.0 million.

     The Authority's power to issue further bonds to finance capital projects or deficit expired on December 31, 1994, and its power to issue debt to finance a cash flow deficit expired December 31, 1996. Its ability to refund outstanding bonds is unrestricted. The Authority had $1,102.4 million in special revenue bonds outstanding as of June 30, 1997.


     Most recently, Moody's has rated the long-term general obligation bonds of the Commonwealth "Aa3," Standard & Poor's has rated such bonds "AA-" and Fitch has rated such bonds "AA." There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA STATE-SPECIFIC OBLIGATIONS. The concentration of investments in North Carolina State-Specific Obligations by the North Carolina Municipal Money Market Portfolio raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Portfolio and its portfolio securities. This section briefly describes current economic trends in North Carolina.

     The State of North Carolina has three major operating funds: the General Fund, the Highway Fund and the Highway Trust Fund. North Carolina derives most of its revenue from taxes, including individual income tax, corporation income tax, sales and use taxes, corporation franchise tax, alcoholic beverage tax, insurance tax, inheritance tax, tobacco products tax and soft drink tax (currently being phased out). North Carolina receives other non-tax revenues which are also deposited in the General Fund. The most important are Federal funds collected by North Carolina agencies, university fees and tuition, interest earned by the North Carolina Treasurer on investments of General Fund moneys and revenues from the judicial branch. The proceeds from

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

the motor fuel tax, highway use tax and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.


     Fiscal year 1996 ended with a positive General Fund balance of approximately $573.4 million. An additional $153.1 million was available from a reserved fund balance. Of this aggregate amount, $77.3 million was reserved in the Savings Reserve (bringing the total reserve to $500.9 million) and $130.0 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $151.3 million after prior withdrawals). An additional $47.1 million was transferred to a newly-created Clean Water Management Trust Fund, $39.5 million was reserved in a Capital Improvement Reserve, and $26.2 million was transferred to newly-created Federal Retiree Refund and Administration Accounts, leaving an unreserved General Fund balance at June 30, 1996 of approximately $406.1 million.


     Fiscal year 1997 ended with a positive General Fund balance of approximately $874.8 million. Along with additional reserves, $135 million was reserved in the Reserve for Repair and Renovation of State Facilities, in addition to a supplemental reserve of $39.3 million for repairs and renovations (bringing the total reserve to $221.2 million after prior withdrawals). An additional $49.4 million was transferred to the Clean Water Management Trust Fund (bringing the total reserve to $49.4 million after prior withdrawals) and $115 million and $156 million were reserved in newly-created Disaster Relief and Intangible Tax Refund Reserves, respectively. The Disaster Relief Reserve was used to cover disaster relief funds spent during fiscal year 1997. An additional $61 million was reserved for the State to acquire the shares of the North Carolina Railroad Company not held by the State. No additional amounts were transferred to the Savings Reserve for the year (the existing balance of $500.9 million having met the statutory reserve requirements). After additional reserves, the unreserved General Fund balance at the end of fiscal year 1997 was approximately $318.7 million.


     The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles (GAAP). Based on a modified accrual basis (GAAP), the General Fund balance at June 30, 1996 and 1997 was $1,422.1 million and $1,703.9 million, respectively.


     On August 28, 1997, the North Carolina General Assembly adopted the biennium budget for 1997 to 1999. The $11.4 billion budget for fiscal year 1998 included a 7.6% increase in spending over the fiscal year 1997 budget. Highlights of the new budget

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


included increased spending for education, with $181 million in funding for teacher pay raises averaging 6.5% and $92 million to implement the newly-enacted Excellent Schools Act, which raises teacher salaries to the national average over four years and requires teachers at low-performing schools to pass competency tests. Money was also reserved for schools that achieve or surpass academic goals, school technology funds, new school buses, staff development programs, community college job training programs, and other education purposes. The General Assembly also passed a welfare reform program, adopted a streamlined process for cleaning up brownfields for reuse as industrial and commercial sites, and cut the North Carolina sales tax on food by 1% beginning in 1998.


     The General Assembly adjusted downward the General Fund appropriation support for the continuation budgets by $425.4 million and $242.2 million in fiscal years 1998 and 1998, respectively, and authorized continuation funding of $10,439.4 million for fiscal year 1998 and $10,957.5 million for fiscal year 1999. The adjustments included reductions of expenditures resulting from supporting revenues sources being reclassified from tax and nontax revenues to departmental receipts, increases in departmental receipts and federal receipts, reductions of projected operating costs, and other efficiencies and savings. Increases of $798.7 million for fiscal year 1998 and $574.5 million for fiscal year 1999 were approved for operating budgets.

     The North Carolina budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, Federal government policies and legislation and the activities of the State's General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the federal government's relationship with State governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.


     During recent years North Carolina has moved from an agricultural to a service and goods producing economy. According to the North Carolina Employment Security Commission (the "Commission"), in July 1997, North Carolina ranked tenth among the states in non-agricultural employment and eighth in manufacturing employment. The Commission estimated North Carolina's seasonally adjusted unemployment rate in November 1997 to be 3.5% of the labor force, as compared with an unemployment rate of 4.6% nationwide.

     The following are certain cases pending in which the State of North Carolina faces the risk of either a loss of revenue or an unanticipated expenditure which, in the opinion of the North Carolina Department of State Treasurer, would not materially adversely affect the State's ability to meet its financial obligations:


     1. Swanson v. State of North Carolina and Patton v. State of North Carolina -- State Tax Refunds - Federal Retirees. In Davis v. Michigan (1989),
                                                     -----------------
the United States Supreme Court ruled that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision, North Carolina law contained
                             -----
similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $4,000 annual exclusion.


     Following Davis, federal retirees filed a class action suit in federal
               -----
court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members (Swanson). A companion suit was
                                                -------
filed in state court in 1990. The complaints alleged that the amount in controversy exceeded $140 million. The North Carolina Department of Revenue estimate of refunds and interest liability is $280.89 million as of June 30, 1994. In 1991, the North Carolina Supreme Court ruled in favor of the State in the state court action, concluding that Davis could only be applied
                                        -----
prospectively and that the taxes collected from the federal retirees were thus not improperly collected. In 1993, the United States Supreme Court vacated that decision and remanded the case back to the North Carolina Supreme Court. The North Carolina Supreme Court then ruled in favor of the State on the grounds that the federal retirees had failed to comply with state procedures for challenging unconstitutional taxes. Plaintiffs petitioned the United States Supreme Court for review of that decision, which petition was denied. The United States District Court ruled in favor of the defendants in the companion federal case, and a petition for reconsideration was denied. Plaintiffs appealed to the United States Court of Appeals, which concurred with the lower court's ruling. The United States Supreme Court rejected an appeal, ruling that the lawsuit was a state matter, leaving the North Carolina Supreme Court's ruling in force. Despite these victories in court, the General Assembly in its 1996 Special Session adopted legislation allowing for a refund of taxes for federal retirees. Effective for tax years beginning on or after January 1, 1996, federal retirees are entitled to a North Carolina income tax credit for taxes paid on their pension benefits during tax years 1985 through 1988. In the alternative, a partial refund may be claimed in lieu of a credit for eligible taxpayers.

     An additional lawsuit was filed in 1995 in State Court by federal pensioners to recover State income taxes paid on federal retirement benefits (Patton). This case grew out of a claim by federal
                     ------
pensioners in the original federal court case in Swanson. In the new lawsuit,
                                                 -------
the plaintiffs allege that when the State granted an increase in retirement benefits to State retirees in the same legislation that equalized tax treatment between state and federal retirees, the increased benefits to State retirees constituted an indirect violation of Davis. The lawsuit seeks a refund of taxes
                                     -----
paid by federal retirees on federal retirement benefits received in the years 1989 through 1993 and refunds or monetary relief sufficient to equalize the alleged on-going discriminatory treatment for those years. Potential refunds exceed $300 million. This case has been suspended pending final judgment in Bailey (discussed below), and no court date has been set. Should plaintiffs
------
prevail in Bailey, such a result, the Federal retirees allege, would reestablish the disparity of treatment between State and Federal pension income that was held unconstitutional in Davis. The North Carolina Attorney General believes
                         -----
that sound legal authority and arguments support the denial of this claim. Potential refunds and interest are estimated to be $585.09 million for the period through fiscal year 1997. Until this matter is resolved, any additional potential refunds and interest will continue to accrue.

     2. Bailey v. State of North Carolina -- State Tax Refunds - State Retirees. State and local governmental retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the United States Supreme Court denied review. In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt and violation of several state constitutional provisions.


     On May 31, 1995 the Superior Court issued an order ruling in favor of the plaintiffs. Under the terms of the order, the Superior Court found that the act of the General Assembly that repealed the tax exemption on State and local government retirement benefits is null, void, and unenforceable and that retirement benefits which were vested before August 1989 are exempt from taxation. The North Carolina Attorney General has appealed this order, which appeal is pending in the North Carolina Supreme Court.


     Potential refunds and interest are estimated to be $287.56 million for the period through fiscal year 1997. Until this matter is resolved, any additional potential refunds and interest will continue to accrue. Furthermore, if the order of the Superior Court is upheld, its provisions would apply prospectively to prevent future taxation of State and local government retirement benefits that were vested before August 1989. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position on the merits.


     In its 1996 Short Session, the North Carolina General Assembly approved additional North Carolina general obligation bonds in the amount of $950 million for highways and $1.8 billion for schools. These bonds were approved by the voters of the State in November, 1996. In March 1997, North Carolina issued $450 million of the authorized school bonds (Public School Building Bonds). In November 1997, North Carolina issued $250 million of the authorized highway bonds (Highway Bonds). The offering of the remaining $2.05 billion of these authorized bonds is anticipated to occur over the next two-five years.

     Currently, Moody's, S&P and Fitch rate North Carolina general obligation bonds "Aaa," "AAA," and "AAA," respectively. See Appendix A.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN VIRGINIA STATE-SPECIFIC OBLIGATIONS. The Virginia State-Specific Money Market Portfolio will invest primarily in Virginia State-Specific Obligations. For this reason, the Portfolio is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them. The information has been obtained from recent official statements prepared by the Commonwealth of Virginia relating to its securities, and no independent investigation has been undertaken to verify its accuracy. Moreover, the information relates only to the state itself and not to the numerous special purpose or local government units whose issues may also be held by the Portfolio. The credits represented by such issues may be affected by a wide variety of local factors or structuring concerns, and no disclosure is made here relating to such matters.

     The rate of economic growth in the Commonwealth of Virginia has increased steadily over the past decade. Per capita income in Virginia has been consistently above national levels during that time. The services sector in Virginia generates the largest number of jobs, followed by wholesale and retail trade, state and local government and manufacturing. Because of Northern Virginia, with its proximity to Washington, D.C. and Hampton Roads, which has the nation's largest concentration of military installations, the Federal government has a greater economic impact on Virginia relative to its size than any state other than Alaska and Hawaii.

     According to statistics published by the U.S. Department of Labor, Virginia typically has one of the lowest unemployment rates in the nation. This is generally attributed to the balance among the various sectors represented in the economy. Virginia is one of twenty states with a right-to-work law and is generally regarded as having a favorable business climate marked by few strikes or work stoppages. Virginia is also one of the least unionized among the industrialized states.


     Virginia's state government operates on a two-year budget. The Constitution vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. Once an appropriation act becomes law, revenue collections and expenditures are constantly monitored by the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget, to ensure that a balanced budget is maintained. If projected revenue collections fall below amounts appropriated at any time, the Governor must reduce expenditures and withhold allotments of appropriations (other than for debt service and other specified purposes) to restore balance. An amendment to the Constitution, effective January 1, 1993, established a Revenue Stabilization Fund. This Fund is used to offset a portion of anticipated shortfalls in revenues in years when appropriations based on previous forecasts exceed expected revenues in subsequent forecasts. The Revenue Stabilization Fund consists of an amount not to exceed 10 percent of Virginia's average annual tax revenues derived from taxes on income and retail sales for the three preceding fiscal years.

     General Fund revenues are principally comprised of direct taxes. In recent fiscal years, most of the total tax revenues have been derived from five major taxes imposed by Virginia on individual and fiduciary income, sales and use, corporate income, public service corporations and premiums of insurance companies.


     In September 1991, the Debt Capacity Advisory Committee was created by the Governor through an executive order. The committee is charged with annually estimating the amount of tax-supported debt that may prudently be authorized, consistent with the financial goals, capital needs and policies of Virginia.
The committee annually reviews the outstanding debt of all agencies, institutions, boards and authorities of Virginia for which Virginia has either a direct or indirect pledge of tax revenues or moral obligation. The Committee provides its recommendations on the prudent use of such obligations to the Governor and the General Assembly.

     The Constitution of Virginia prohibits the creation of debt by or on behalf of Virginia that is backed by Virginia's full faith and credit, except as provided in Section 9 of Article X. Section 9 of Article X contains several different provisions for the issuance of general obligation and other debt, and Virginia is well within its limit for each:

     Section 9(a)(2) provides that the General Assembly may incur general obligation debt to meet certain types of emergencies, subject to limitations on amount and duration; to meet casual deficits in the revenue or in anticipation of the collection of revenues of Virginia; and to redeem a previous debt obligation of Virginia. Total indebtedness issued pursuant to this Section may not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the preceding fiscal year.

     Section 9(b) provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of each house of the General Assembly and approved in a statewide election. The outstanding amount of such debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years less the total amount of bonds outstanding. The amount of 9(b) debt that may be authorized in any single fiscal year is limited to 25 percent of the limit on all 9(b) debt less the amount of 9(b) debt authorized in the current and prior three fiscal years.

     Section 9(c) provides that the General Assembly may authorize the creation of general obligation debt for revenue-producing capital projects (so-called "double-barrel" debt). Such debt is required to be authorized by an affirmative vote of two-thirds of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the authorizing legislation and again before the issuance of the debt that the net revenues pledged are expected to be sufficient to pay principal of and interest on the debt. The outstanding amount of 9(c) debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years. While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.


     Section 9(d) provides that the restrictions of Section 9 are not applicable to any obligation incurred by

Virginia or any of its institutions, agencies or authorities if the full faith and credit of Virginia is not pledged or committed to the payment of such obligation. There are currently outstanding various types of such 9(d) revenue bonds. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues of the applicable project. The repayment of debt issued by the Virginia Public Building Authority, the Virginia Port Authority, the Virginia College Building Authority Equipment Leasing Program and the Innovative Technology Authority is supported in large part by General Fund appropriations.


     The Commonwealth Transportation Board is a substantial issuer of bonds for highway projects. These bonds are secured by and are payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose. The Transportation Trust Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board to provide increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. The Virginia Port Authority has also issued bonds that are secured by a portion of the Transportation Trust Fund.

     Virginia is involved in numerous leases that are subject to appropriation of funding by the General Assembly. Virginia also finances the acquisition of certain personal property and equipment through installment purchase agreements.

     Bonds issued by the Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are designed to be self-supporting from their individual loan programs. A portion of the Virginia Housing Development Authority and Virginia Public School Authority bonds and all of the Virginia Resources Authority bonds are secured in part by a moral obligation pledge of Virginia. Should the need arise, Virginia may consider funding deficiencies in the respective debt service reserves for such moral obligation debt. To date, none of these authorities has advised Virginia that any such deficiencies exist.


     Local government in Virginia is comprised of 95 counties, 40 incorporated cities, and 190 incorporated towns. Virginia is unique among the several states in that cities and counties are independent, and their land areas do not overlap. The largest expenditures by local governments in Virginia are for education, but local governments also provide other services such as water and sewer, police and fire protection and recreational facilities. The Virginia Constitution imposes numerous restrictions on local indebtedness, affecting both its incurrence and amount.

     In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states' exempting from state income tax the retirement benefits paid by the state or local governments without exempting retirement benefits paid by the Federal government. At that time, Virginia exempted state and local retirement benefits but not Federal retirement benefits. At a Special Session held in April 1989, the General Assembly repealed the exemption of state and local retirement benefits. Following Davis, at least five suits, some with multiple plaintiffs, for refunds of Virginia income taxes, were filed by Federal retirees. These suits were consolidated under the name of Harper v. Virginia Department of Taxation.

     In a Special Session, the Virginia General Assembly on July 9, 1994, passed emergency legislation to provide payments in five annual installments to Federal retirees in a settlement of the retirees' claims as a result of Davis. In 1995 and 1996, the General Assembly passed legislation allowing more retirees to participate in the settlement. As of April 15, 1996, the estimated total cost to Virginia for the settlement was approximately $316.2 million.


     On September 15, 1995, the Supreme Court of Virginia rendered its decision in Harper, reversing the judgment of the trial court, entering final judgment in favor of the taxpayers, and directing that the amounts unlawfully collected be refunded with statutory interest. Virginia issued refund checks on November 9, 1995, and interest stopped accruing as of November 3, 1995. The cost of refunding all Virginia income taxes paid on Federal government pensions for taxable years 1985, 1986, 1987 and 1988 to Federal government pensioners who opted out of the settlement was approximately $78.7 million, including interest earnings.


     The total cost of refunding all Virginia income taxes paid on Federal pensions on account of the settlement (approximately $316.2 million) and the judgment ($78.7 million) is approximately $394.9 million, of which $266.4 million ($124.5 million in respect of the settlement and the entire $78.7 million in respect of the judgment and $63.2 million in fiscal year 1997) has been paid, leaving $128.5 million payable in respect of the settlement -- approximately $62.5 million on March 31, 1998 and (subject to appropriation) $66 million on March 31, 1999.


     Most recently, Moody's has rated the long-term general obligation bonds of Virginia Aaa, and Standard & Poor's has rated such bonds AAA. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NEW JERSEY STATE-SPECIFIC OBLIGATIONS. The following information constitutes only a brief summary, does not purport to be a complete description and is largely based on information drawn from official statements relating to securities offerings of New Jersey municipal obligations available as of the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified.


          State Finance/Economic Information. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,077 people per square mile, it is the most densely populated of all the states. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1996 New Jersey ranked second among the states in per capita personal income ($31,053).


          By the beginning of the national recession (which officially started in July 1990 according to the National Bureau of Economic Research), construction activity had already been declining in New Jersey for nearly two years. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing.


          Reflecting the economic downturn, the rate of unemployment in New Jersey rose from 3.6% during the first quarter of 1989 to a recessionary peak of 8.5% during 1992. Since then, the unemployment rate fell to an average of 6.2% in 1996 and 5.5% for the six month period from January 1997.


          For the recovery period as a whole, May 1992 to June 1997, service-producing employment in New Jersey has expanded by 283,500 jobs. In the manufacturing sector, employment losses slowed between 1992 and 1994. During 1995 and 1996, however, manufacturing job losses increased slightly to 10,100 and 13,900 respectively, reflecting a slowdown in national manufacturing production activity. Conditions have slowly improved in the construction industry, where employment has risen by 18,600 since its low in May 1992.


          New Jersey's Budget and Appropriation System. New Jersey operates on a fiscal year ending on June 30. The General Fund is the fund into which all New Jersey revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of New Jersey is accounted for in the General Fund, which includes revenues received from taxes and unrestricted by statute, most federal revenues, and certain miscellaneous revenue items. The Appropriation Acts enacted by the New Jersey Legislature and approved by the Governor provide the basic framework for the operation of the General Fund. The undesignated General Fund balance at year end for fiscal year 1994 was $1,264.6 million, for fiscal year 1995 was $950.2 million and for fiscal year 1996 was $882.2 million. For fiscal year 1997, the undesignated balance in the General Fund was $1,078.3 million, subject to change upon completion of the year-end audit. The estimated undesignated balance for fiscal year 1998 is $553.5 million, based on the amounts contained in the fiscal year 1998 Appropriations Acts. The fund balances are available for appropriation in succeeding fiscal years.


          During the course of the fiscal year, the Governor may take steps to reduce State expenditures if it appears that revenues have fallen below those originally anticipated. There are additional means by which the Governor may ensure that the State does not incur a deficit. Under the State Constitution, no supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation.


          General Obligation Bonds. New Jersey finances capital projects primarily through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of New Jersey. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully.


          The aggregate outstanding general obligation bonded indebtedness of New Jersey as of June 30, 1997 was $3.437 billion. The appropriation for the debt service obligation on outstanding indebtedness is $483.7 million for fiscal year 1998.


          In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. For fiscal year 1998, the amount appropriated to this purpose is $516.0 million.


          Tax and Revenue Anticipation Notes. In fiscal year 1992 New Jersey initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund balances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. There are presently $800 million of tax and revenue anticipation notes outstanding. These notes mature on June 15, 1998. Such notes constitute special obligations of New Jersey payable solely from moneys on deposit in the General Fund and Property Tax Relief Fund and legally available for such payment.

          Lease Financing. New Jersey has entered into a number of leases relating to the financing of certain real property and equipment. New Jersey leases the Richard J. Hughes Justice Complex in Trenton from the Mercer County Improvement Authority (the "MCIA"). Under the lease agreements with the New Jersey Economic Development Authority (the "EDA"), New Jersey leases (i) office buildings that house the New Jersey Division of Motor Vehicles, New Jersey Network, a branch of the United States Postal Service and a parking facility,
(ii) approximately 13 acres of real property and certain infrastructure improvements thereon located in the city of Newark, (iii) certain energy saving equipment which shall be installed in various buildings around New Jersey and
(iv) the New Jersey Performing Arts Center Facility in the City of Newark. New Jersey also leases several office buildings, facilities and improvements from the New Jersey Building Authority (the "NJBA"). Rental payments under each of the foregoing leases are sufficient to pay debt service on the related bonds issued by MCIA, EDA and NJBA, and in each case are subject to annual appropriation by the New Jersey Legislature.


          Beginning in April 1984, New Jersey, acting through the Director of the Division of Purchase and Property, entered into a series of lease purchase agreements which provide for the acquisition of equipment, services and real property to be used by various departments and agencies of New Jersey. To date, New Jersey has completed eleven lease purchase agreements which have resulted in the issuance of Certificates of Participation totaling $749,350,000. The agreements relating to these transactions provide for semi-annual rental payments. New Jersey's obligation to pay rentals due under these leases is subject to annual appropriations being made by the New Jersey Legislature.


          State Supported School and County College Bonds. Legislation provides for future appropriations for New Jersey aid to local school districts equal to debt service on a maximum principal amount of $280,000,000 of bonds issued by such local school districts for construction and renovation of school facilities and for New Jersey aid to counties equal to debt service on up to $80,000,000 of bonds issued by counties for construction of county college facilities. The New Jersey Legislature is not legally bound to make such future appropriations, but has done so to date on all outstanding obligations issued under these laws.


          "Moral Obligation" Financing. The authorizing legislation for certain New Jersey entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations, and a New Jersey appropriation in the amount of the deficiency is to be made. However, the New Jersey Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of "moral obligation" bonds which may be issued by eligible New Jersey entities. As of June 30, 1997, outstanding "moral obligation" bonded indebtedness issued by New Jersey entities totaled $614,324,305 and maximum annual debt service subject to "moral obligation" is $67,502,366.04.


          Higher Education Assistance Authority. The Higher Education Assistance Authority ("HEAA") has issued $149,996,064 aggregate principal amount of revenue bonds. It is anticipated that the HEAA's revenues will be sufficient to cover debt service on its bonds.


          New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required New Jersey to appropriate funds to meet its "moral obligation". It is anticipated that this agency's revenues will continue to be sufficient to cover debt service on its bonds.


          South Jersey Port Corporation. New Jersey has periodically provided the South Jersey Port Corporation (the "Port Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations. For calendar years 1986 through 1997, New Jersey has made appropriations totaling $49,560,536.25 which covered deficiencies in revenues of the Port Corporation, for debt service and property tax payments.


          New Jersey Sports and Exposition Authority. On March 2, 1992, the New Jersey Sports and Exposition Authority (the "Sports Authority") issued $147,490,000 in New Jersey guaranteed bonds and defeased all previously outstanding New Jersey guaranteed bonds of the Sports Authority. New Jersey officials have stated the belief that the revenue of the Sports Authority will be sufficient to provide for the payment of debt service on these obligations without recourse to New Jersey's guarantee.


          Legislation enacted in 1992 authorizes the Sports Authority to issue bonds for various purposes payable from New Jersey appropriations. Pursuant to this legislation, the Sports Authority and the New Jersey Treasurer have entered into an agreement (the "State Contract") pursuant to which the Sports Authority will undertake certain projects, including the refunding of certain outstanding bonds of the Sports Authority, and the New Jersey Treasurer will credit to the Sports Authority Fund amounts from the General Fund sufficient to pay debt service and other costs related to the bonds. The payment of all amounts under the State Contract is subject to and dependent upon appropriations being made by the New Jersey Legislature. As of June 30, 1997 there are approximately $458,890,000 aggregate principal amount of Sports Authority bonds outstanding, the debt service on which is payable from amounts credited to the Sports Authority Fund pursuant to the State
Contract.


          New Jersey Transportation Trust Fund Authority. In July 1984, New Jersey created the New Jersey Transportation Trust Fund Authority (the "TTFA"), an instrumentality of New Jersey organized and existing under the New Jersey Transportation Trust Fund Authority Act of 1984, as amended (the "TTFA Act") for the purpose of funding a portion of New Jersey's share of the cost of improvements to New Jersey's transportation system. Pursuant to the TTFA Act, the TTFA, the New Jersey Treasurer and the Commissioner of Transportation executed a contract (the "TTFA Contract") which provides for the payment of these revenues to the TTFA. The payment of all such amounts is subject to and dependent upon appropriations being made by the New Jersey Legislature and there is no requirement that the Legislature make such appropriation. On May 30, 1995, the New Jersey Legislature amended the TTFA Act to provide, among other things, for (i) the issuance of debt in an aggregate principal amount in excess of the statutory debt limitation in effect prior to the enactment of the 1995 amendments, (ii) an increase in the amount of revenues available to the TTFA and
(iii) broadening the scope of transportation projects.


          Pursuant to the Act, the aggregate principal amount of TTFA's bonds, notes or other obligations outstanding at any one time may not exceed $700 million plus amounts carried over from prior fiscal years. These bonds are special obligations of the TTFA payable from payments made by New Jersey pursuant to the TTFA Contract.


          Economic Recovery Fund Bonds. Legislation enacted during 1992 by New Jersey authorizes the EDA to issue bonds for various economic development purposes. Pursuant to that legislation, EDA and the New Jersey Treasurer have entered into an agreement (the "ERF Contract") through which EDA has agreed to undertake the financing of certain projects and the New Jersey Treasurer has agreed to credit to the Economic Recovery Fund from the General Fund amounts equivalent to payments due to New Jersey under an agreement with the Port Authority of New York and New Jersey. The payment of all amounts under the ERF Contract is subject to and dependent upon appropriations being made by the New Jersey Legislature.

          Counties and Municipalities. New Jersey law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. The Local Bond Law (N.J.S.A. 4OA:2-1 I.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the Local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deductions") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes
(i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self-liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than a local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made; or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5 percent of the equalized valuation basis in the case of municipalities and 2 percent of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exceptions, may be exceeded only with the approval of the Local Finance Board.


          State Pension Funding Bonds. Legislation enacted in June 1997 authorizes the EDA to issue bonds to pay a portion of New Jersey's unfunded accrued pension liability for New Jersey's retirement systems (the "Unfunded Accrued Pension Liability"), which, together with amounts derived from the revaluation of the pension assets pursuant to companion legislation enacted at the same time, will be sufficient to fully fund the Unfunded Accrued

Pension Liability. On June 30, 1997 the EDA issued $2,803,042,498.56 aggregate principal amount of State Pension Funding Bonds, Series 1997A-1997C. The EDA and the New Jersey Treasurer have entered into an agreement which provides for the payment to the EDA of monies sufficient to pay debt service on the bonds. Such payments are subject to and dependent upon appropriations being made by the New Jersey Legislature.


          School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A. 18A:24-1 et seq. (the "School Bond Law"). Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to New Jersey regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4 percent of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000, the debt limit is 8 percent of the average equalized valuation basis of the constituent municipality, and in cities with populations in excess of 80,000 the debt limit is 6 percent of the aforesaid average equalized valuation.


          School District Lease Purchase Financings. In 1982, school districts were given an alternative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. The lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required, pursuant to N.J.A.C. 6:22A- 1.2(h), to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.


          Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c.38 and c.39) which provides for the issuance by municipalities and school districts of "qualified bonds". Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976, c.38 or c.39. Upon approval of such an application and after receipt of a certificate stating the name and address of the paying agent for such bonds, the maturity schedule, interest rates and payment dates, the New Jersey Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and, in the case of qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts tax revenues, municipal purposes tax assistance fund distributions, New Jersey urban aid, New Jersey revenue sharing, and any other funds appropriated as New Jersey aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of New Jersey, and debt service on such bonds will be provided by New Jersey only if the above-mentioned appropriations are made by New Jersey. Total outstanding indebtedness for "qualified bonds" consisted of $224,492,700 by various school districts as of June 30, 1995 and $903,760,316 by various municipalities as of June 30, 1995.


          New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5 percent of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by New Jersey appropriations), but not in excess of monies available in such fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. At June 30, 1995, the book value of the Fund's assets aggregated $88,736,798 and the reserve, computed as of June 30, 1995, amounted to $38,811,015. There has never been an occasion to call upon this fund. New Jersey provides support of certain bonds of counties, municipalities and school districts through various statutes.


          Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-1 et seq.) provides for state supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the New Jersey Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing New

Jersey or federal financial restrictions are exempted, but only to the extent of that difference.


          Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between an municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.


     Litigation. At any given time, there are various numbers of claims and cases pending against the State of New Jersey, New Jersey agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1 et seq.). New Jersey does not formally estimate its reserve representing potential exposure for these claims and cases. New Jersey is unable to estimate its exposure for these claims and cases.


     New Jersey routinely receives notices of claim seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against New Jersey must be preceded by a notice of claim, which affords New Jersey the opportunity for a six-month investigation prior to the filing of any suit against it. At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act. An independent study estimated an aggregate potential exposure of $90,800,000 for tort and medical malpractice claims pending as of June 30, 1997. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims.


     Other lawsuits presently pending or threatened in which New Jersey has the potential for either a significant loss of revenue or a significant unanticipated expenditures include the following:

     New Jersey Education Association v. State of New Jersey challenging amendments enacted in 1994 affecting the funding of the Teachers Pension and Annuity Fund, the Public Employees' Retirement System, the Police and Fireman's Retirement System, the State Police Retirement System and the Judicial Retirement System. The matter was stayed pending the adoption of the Appropriations Act for Fiscal Year 1998 and has been closed on a stipulation of dismissal entered by the court upon consent of all the parties with no payment made by any of the parties.


     County of Passaic v. State of New Jersey the County of Passaic, Passaic County Utilities Authority and Passaic County Pollution Control Financing Authority alleged tort and contract claims against New Jersey and the New Jersey Department of Environmental Protection associated with a resource recovery facility which the plaintiffs had once planned to build. The complaint alleged $30 million in damages for an alleged violation of a 1984 consent order concerning the construction of the resource recovery facility. The court granted New Jersey's motion for summary judgment and the appellate division affirmed on October 17, 1997. The time for filing of a petition for recertification has elapsed.


     Interfaith Community Organization v. Shinn, a suit filed by a coalition of churches and church leaders in Hudson County against the Governor, the Commissioners of the Department of Environmental Protection and the Department of Health, concerning chromium contamination in Liberty State Park in Jersey City.


     American Trucking Associations, Inc. and Tri-State Motor Transit Co. v. State of New Jersey challenging the constitutionality of annual hazardous and solid waste licensure fees collected by the Department of Environmental Protection, seeking permanent injunction enjoining future collection of fees and refund of all renewal fees, fines and penalties collected.


     Abbott v. Burke, a decision by the New Jersey Supreme Court on July 12, 1994 requires that a funding formula be enacted by December 31, 1996 which would close the spending gap between poor urban school districts and wealthy suburban school districts by fiscal year 1998. On December 20, 1996, the Comprehensive Education Improvement and Financing Act ("CEIFA") was enacted. On January 6, 1997 the Education Law Center filed a motion in aid of litigant's rights with the New Jersey Supreme Court requesting, in part, relief in the form of 100% spending parity or state aid in the amount of approximately $200 million to be redistributed to the special needs school districts. On May 14, 1997, the Supreme Court held the CEIFA unconstitutional as applied to 28 districts and ordered New Jersey to appropriate additional funds beginning with the 1997-98 school year so that each district would be able to spend at the average of the wealthy suburban districts and remanded to the Superior Court to oversee a study and report of the Commission of Education on the special education needs and facilities of those districts.


     Affiliated FM Insurance Company v. State of New Jersey, an action by certain members of the New Jersey Property-Liability Insurance Guaranty Association challenging the constitutionality of assessments used for the Market Transition Fund and seeking repayment of assessments paid since 1990.


     In the Matter of the 1997 Assessment Made by the New Jersey Property Liability Insurance Guaranty Association Pursuant to N.J.S.A. 17:30A-4, in a case related to the case above, the American Insurance Association and the Alliance of American Insurers filed an appeal of an administrative action seeking an emergent stay of their obligation to pay assessments to the New Jersey Property-Liability Insurance Guaranty Association. The plaintiffs allege that the assessment of $160 million per calendar year is without statutory authority. On July 28, 1997, the court denied the plaintiffs' application for emergent relief and denied New Jersey's motion for summary disposition.


     C.F. v. Fauver, a class action in federal district court by prisoners with serious mental disorders who are confined within the facilities of the New Jersey Department of Corrections seeking injunctive relief in the form of changes to the manner in which the mental health services are provided to inmates.


     Cleary v. Waldman, the plaintiffs claim that the Medicare Catastrophic Coverage Act, providing funds to spouses of institutionalized individuals sufficient funds to live in the community, requires that a certain system be used to provide the funds and another system is being used instead. Estimate of exposure if the court were to find for the plaintiffs are in the area of $50 million per year from both New Jersey and Federal sources combined. Plaintiffs motion for a preliminary injunction was denied and is being appealed.


     United Hospitals v. State of New Jersey, 18 New Jersey hospitals are challenging the Medicaid reimbursements made since February 1995 claiming that New Jersey failed to comply with certain federal requirements, the reimbursement regulations are arbitrary, capricious and unreasonable, rates were incorrectly calculated, the hospitals were denied due process, the Medicaid reimbursement provisions violate the New Jersey Constitution, and Medicaid State Plan was violated by the New Jersey Department of Human Services implementation of hospital rates in 1995 and 1996.


     Trump Hotels & Casino Resorts, Inc. v. Mirage Resorts Incorporated, the plaintiff is suing Mirage Resorts and New Jersey in an attempt to enjoin their efforts to build a highway and tunnel funded by Mirage Resorts and $55 million in bonds collateralized by future casino obligations, claiming that the project violates the New Jersey Constitution provision that requires all revenues the state receives from gaming operations to benefit the elderly and disabled. The plaintiff also claims (i) the failure to disclose this constitutional infirmity is a material omission within the meaning of Rule 10b-5 of the Securities and Exchange Act of 1934, (ii) the defendants have sought to avoid the requirements of the Clean Water Act, Clean Air Act, Federal Highway Act and the New Jersey Coastal Area Facility Review Act. On May 1, 1997, the federal district court granted the defendants' motion to dismiss and appeal is pending in the Third Circuit. In a related action, State of New Jersey v. Trump Hotels & Casino Resorts, Inc., New Jersey filed a declaratory judgment action seeking a declaration that the use of certain funds New Jersey statutory provisions existed that permitted use of certain funds to be used for other purposes than the elderly or disabled. Declaratory judgment was entered in favor of New Jersey on May 14, 1997 and the matter is now in the Appellate
Division.


     United Alliance v. State of New Jersey, plaintiffs allege that the Casino Reinvestment Development Authority funding mechanisms are illegal including the gross receipts tax, the parking tax, and the Atlantic City fund. This matter has been placed on the inactive list. Five additional cases have been filed in opposition to the road and tunnel project which also contain related challenges:
Bryant v. New Jersey Department of Transportation, Merolla and Brady v. Casino Reinvestment Development Authority, Middlesex County v. Casino Reinvestment Development Authority, Gallagher v. Casino Reinvestment Development Authority and George Harms v. State of New Jersey. Summary judgment has been granted in favor of the New Jersey or its agencies in Merolla, Middlesex and Gallagher but the plaintiffs have filed an appeal.


     Blecker v. State of New Jersey, a class action filed on behalf of providers of Medicare Part B services to Qualified Medicare Beneficiaries seeking reimbursement for Medicare co-insurance and deductibles not paid by the New Jersey Medicaid program from 1988 to February 10, 1995. Plaintiffs claim a breach of contract and violation of federal civil rights laws. Arguments on the State's motions to dismiss and for summary judgment are expected to take place in late November or in December 1997.


     Spadoro v. New Jersey Economic Development Authority, the plaintiff challenges the funding of New Jersey's accrued unfunded liability on the State's pension funds through $2,803,042,498.56 in bonds issued by the New Jersey Economic Development Authority and authorized by the Pension Bond Financing Act of 1997. This suit is a second attempt by the plaintiff who claims that resolution authorizing the issuance of bonds was invalid because (i) the State Treasurer and other ex officio members of the

Authority had a conflict of interest, (ii) the actions of the Authority violated the public policy of the State, and (iii) there were various procedural defects in the conduct of the meeting. Oral argument on the defendants' motion for summary judgment is scheduled for January 8, 1998.


     Camden County Energy Recovery Associates v. New Jersey Department of Environmental Protection, the plaintiff owns and operates a resource facility in Camden County and has filed suit seeking to have the solid waste reprocurement process halted to clarify bid specification. The court did not halt the bid process but did require clarifications. Co-defendant Pollution Control Financing Authority of Camden County counterclaimed, seeking reformation of the contract between it and the plaintiff and cross-claimed against New Jersey for contribution and indemnification.


ADDITIONAL INVESTMENT LIMITATIONS.


     Each Portfolio is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding shares (as defined below under "Miscellaneous"). The Index Master Portfolio's fundamental investment limitations are described separately.


MONEY MARKET PORTFOLIOS:


     1) Each of the Money Market, Municipal Money Market and U.S. Treasury Money Market Portfolios may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets (taken at current value) may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.


     2) No Portfolio may borrow money or issue senior securities, except that each Portfolio may borrow from banks and (other than a Municipal Money Market Portfolio) enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.


     3) Each of the Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios may not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. The Money Market Portfolio, on the other hand, may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry. In applying the investment limitations stated in this paragraph, (i) there is no limitation with respect to the purchase of (a) instruments issued (as defined in Investment Limitation number 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (b) instruments issued by domestic banks (which may include U.S. branches of foreign banks) and (c) repurchase agreements secured by the instruments described in clauses (a) and (b); (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry.


     4) Each of the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios will invest at least 80% of its net assets in AMT Paper and instruments the interest on which is exempt from regular Federal income tax, except during defensive periods or during periods of unusual market conditions.

     5) The Municipal Money Market Portfolio will invest at least 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of Federal alternative minimum tax, except during defensive periods or during periods of unusual market conditions.


NON-MONEY MARKET PORTFOLIOS:


     Each of the Non-Money Market Portfolios (other than the Ohio Tax-Free Income, Pennsylvania Tax-Free Income and New Jersey Tax-Free Income Portfolios) may not:


     1) Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.


     Each of the Non-Money Market Portfolios may not:


     2) Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


     Each Non-Money Market Portfolio (other than the Managed Income, Intermediate Government Bond, Low Duration Bond,

Intermediate Bond, Government Income, International Bond, Core Bond and Balanced Portfolios) may not:


     3) Borrow money or issue senior securities, except that each Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.


     None of the Managed Income, Intermediate Government Bond, Low Duration Bond, Intermediate Bond, Government Income, Core Bond, International Bond and Balanced Portfolios may:


     4) Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. Each Portfolio is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a "when-issued," delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.



ALL PORTFOLIOS:


     No Portfolio may:


          1. Purchase or sell real estate, except that each Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.


          2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.


          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.


          4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts and, in the case of the International Bond Portfolio, currencies.


          5. Purchase securities of companies for the purpose of exercising control.


          6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in futures contracts and related options or a Portfolio's sale of securities short against the box, and (b) a Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.


          7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities (publicly traded securities in the case of each Money Market Portfolio) of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.


          8. Make loans, except that each Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.


          9. Purchase or sell commodities except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.


          10. Notwithstanding the investment limitations of the Index Equity Portfolio, the Index Equity Portfolio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limitations as the Portfolio.

     Although the foregoing investment limitations would permit the Money Market Portfolios to invest in options, futures contracts and options on futures contracts, and to sell securities short against the box, those Portfolios do not currently intend to trade in such instruments or engage in such transactions during the next twelve months (except to the extent a portfolio security may be subject to a "demand feature" or "put" as permitted under SEC regulations for money market funds). Prior to making any such investments, a Money Market Portfolio would notify its shareholders and add appropriate descriptions concerning the instruments and transactions to its Prospectus.


INDEX MASTER PORTFOLIO:


     The investment limitations of the Index Master Portfolio, the Portfolio in which the Index Equity Portfolio invests all of its investable assets, are separate from those of the Index Equity Portfolio. The Index Master Portfolio may not:


     1. Invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;


     2. Make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;


     3. As to 75% of the total assets of the Index Master Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Index Master Portfolio's total assets, at market, would be invested in the securities of such issuer;


     4. Purchase or retain securities of an issuer if those officers and trustees of the Trust or officers and directors of the Trust's investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;


     5. Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of the Index Master Portfolio's gross assets valued at the lower of market or cost; provided that it may borrow amounts not exceeding 33% of its net assets from banks and pledge not more than 33% of such assets to secure such loans;


     6. Pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     7. Invest more than 10% of the value of its total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;


     8. Engage in the business of underwriting securities issued by others;


     9. Invest for the purpose of exercising control over management of any company;


     10. Invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;


     11. Invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;


     12. Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of its total assets would be invested in securities of companies within such industry;


     13. Write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;


     14. Purchase warrants; however, it may acquire warrants as a result of corporate actions involving its holdings of other equity securities;


     15.  Purchase securities on margin or sell short; or


     16.  Acquire more than 10% of the voting securities of any issuer.


Although (2) above prohibits cash loans, the Index Master Portfolio is authorized to lend portfolio securities. With respect to (7) above, pursuant to Rule 144A under the 1993 Act, the Index Master Portfolio may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to DFA, the Index Master Portfolio's adviser. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees of the

Trust and DFA will continue to monitor the liquidity of Rule 144A securities.

     For purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

     Because the structure of the Index Master Portfolio is based on the relative market capitalizations of eligible holdings, it is possible that the Index Master Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Trust and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940, and certain requirements of the Act regulating dealings between affiliates might become applicable.


                             TRUSTEES AND OFFICERS
THE FUND

     The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:


                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
William O. Albertini                        Trustee                    Executive Vice President
Bell Atlantic Global                                                   and Chief Financial
  Wireless                                                             Officer since August,
1717 Arch Street                                                       1997, Bell Atlantic
29th Floor East                                                        Global Wireless (global
Philadelphia, PA  19103                                                wireless communications);
Age:  55                                                               Executive Vice President,
                                                                       Chief Financial Officer
                                                                       and Director from
                                                                       February 1995-August
                                                                       1997, Vice President and
                                                                       Chief Financial Officer
                                                                       from January 1991 -
                                                                       February 1995, Bell
                                                                       Atlantic Corporation (a
                                                                       diversified
                                                                       telecommunications
                                                                       company); Chairman,
                                                                       President and Chief
                                                                       Executive Officer from
                                                                       August 1989 - January
                                                                       1991, Bell Atlantic
                                                                       Enterprises
                                                                       International, Inc.;

                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
                                                                       Director, Groupo
                                                                       Iusacell, S.A. de C.V.
                                                                       (cellular communications
                                                                       company) since June 1994;
                                                                       Director, American
                                                                       Waterworks, Inc. (water
                                                                       utility) since May 1990;
                                                                       Trustee, The Carl E. &
                                                                       Emily I. Weller
                                                                       Foundation since October
                                                                       1991.

Raymond J. Clark1                           Trustee,                   Treasurer of Princeton
Office of the Treasurer                     President and              University since 1987;
Princeton University                        Treasurer                  Trustee, The Compass
3 New South Building                                                   Capital Group of Funds
P.O. Box 35                                                            from 1987 to 1996;
Princeton, New Jersey 08540                                            Trustee, United-Way
Age: 62                                                                Princeton Area
                                                                       Communities from 1992-
                                                                       94; Trustee, Chemical
                                                                       Bank, New Jersey
                                                                       Advisory Board from 1994
                                                                       until 1995; Trustee,
                                                                       American Red Cross-
                                                                       Mercer County Chapter
                                                                       since 1995; Trustee,
                                                                       Medical Center of
                                                                       Princeton; and Trustee,
                                                                       United Way-Greater
                                                                       Mercer County from 1996-
                                                                       1997.

Robert M. Hernandez                         Trustee                    Director since 1991, Vice
USX Corporation                                                        Chairman and Chief
600 Grant Street                                                       Financial Officer
6105 USX Tower                                                         since 1994, Executive
Pittsburgh, PA  15219                                                  Vice President -
Age:  52                                                               Accounting and Finance
                                                                       and Chief Financial
                                                                       Officer from 1991 to
                                                                       1994, Senior Vice
                                                                       President- Finance and
                                                                       Treasurer from 1990 to
                                                                       1991, USX Corporation (a


____________________
1. This trustee may be deemed an "interested person" of the Fund as defined in the 1940 Act.

                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
                                                                       diversified company
                                                                       principally engaged in
                                                                       energy and steel
                                                                       businesses); Director
                                                                       and Chairman of the
                                                                       Executive Committee, ACE
                                                                       Limited (insurance
                                                                       company); Trustee,
                                                                       Allegheny General
                                                                       Hospital and Allegheny
                                                                       Health, Education and
                                                                       Research Foundation;
                                                                       Director, Marinette
                                                                       Marine Corporation;
                                                                       Director, Pittsburgh
                                                                       Baseball, Inc. from 1994-
                                                                       96; Director, Transtar,
                                                                       Inc. (transportation
                                                                       company) since 1996; and
                                                                       Director and Chairman of
                                                                       the Board, RMI Titanium
                                                                       Company.

Anthony M. Santomero                        Vice Chairman              Deputy Dean from
The Wharton School                          of the Board               1990 to 1994, Richard
University of Pennsylvania                                             K. Mellon Professor
Room 2344                                                              of Finance since April
Steinberg Hall-Dietrich Hall                                           1984, Director, Wharton
Philadelphia, PA 19104-6367                                            Financial Institutions
Age: 51                                                                Center, since July 1995,
                                                                       and Dean's Advisory
                                                                       Council Member since
                                                                       July 1984, The Wharton
                                                                       School, University of
                                                                       Pennsylvania; Associate
                                                                       Editor, Journal of
                                                                       Banking and Finance
                                                                       since June 1978;
                                                                       Associate Editor,
                                                                       Journal of Economics and
                                                                       Business since October
                                                                       1979; Associate Editor,
                                                                       Journal of Money, Credit
                                                                       and Banking since
                                                                       January 1980; Editorial
                                                                       Advisory Board, Open
                                                                       Economics Review since
                                                                       November 1990; Director,
                                                                       The Zweig

                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
                                                                       Fund and The Zweig Total
                                                                       Return Fund; Director of
                                                                       Municipal Fund for
                                                                       California Investors,
                                                                       Inc. and Municipal Fund
                                                                       for New York Investors,
                                                                       Inc.

David R. Wilmerding, Jr.                    Chairman of                Chairman, Gee,
One Aldwyn Center                           the Board                  Wilmerding & Asso-
Villanova, PA  19085                                                   ciates, Inc.
Age:  62                                                               (investment advisers)
                                                                       since February 1989;
                                                                       Director, Beaver
                                                                       Management Corporation;
                                                                       Managing General
                                                                       Partner, Chestnut Street
                                                                       Exchange Fund; Director,
                                                                       Independence Square
                                                                       Income Securities, Inc.;
                                                                       Director, The Mutual
                                                                       Fire, Marine and Inland
                                                                       Insurance Company;
                                                                       Director, U.S.
                                                                       Retirement Communities,
                                                                       Inc.; Director, Trustee
                                                                       or Managing General
                                                                       Partner of a number of
                                                                       investment companies
                                                                       advised by PIMC and its
                                                                       affiliates.

Karen H. Sabath                             Assistant                  President, Compass
BlackRock, Inc.                             Secretary                  Capital Group, Inc. since
345 Park Avenue                                                        1995; Managing Director
New York, NY 10154                                                     of BlackRock Financial
Age:  31                                                               Management, Inc. since
                                                                       1993; prior to 1993, Vice
                                                                       President of BlackRock
                                                                       Financial Management,
                                                                       Inc.

Ellen L. Corson                             Assistant                  Vice President and
PFPC Inc.                                   Treasurer                  Director of Mutual Fund
103 Bellevue Parkway                                                   Accounting and Adminis-
Wilmington, DE  19809                                                  tration, PFPC Inc. since
Age:  33                                                               November 1997; Assistant
                                                                       Vice President, PFPC Inc.
                                                                       from March 1997 to
                                                                       November 1997; Senior
                                                                       Accounting Officer, PFPC
                                                                       Inc. from March 1993 to
                                                                       March 1997.

                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
Brian P. Kindelan                           Secretary                  Senior Counsel, PNC Bank
PNC Bank Corp.                                                         Corp. since May 1995;
1600 Market Street,                                                    Associate, Stradley, Ronon,
28th Fl.                                                               Stevens & Young from March
Philadelphia, PA 19103                                                 1990 to May 1995.
Age: 38



     The Fund pays trustees who are not affiliated with BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) or BlackRock Distributors, Inc. ("BDI" or "Distributor") $10,000 annually and $275 per Portfolio for each full meeting of the Board that they attend. The Fund pays the Chairman and Vice Chairman of the Board an additional $10,000 and $5,000 per year, respectively, for their service in such capacities. Trustees who are not affiliated with BlackRock, Inc. or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. No officer, director or employee of BlackRock, Inc., PNC Institutional Management Corporation ("PIMC"), Provident Capital Management, Inc. ("PCM"), BlackRock Financial Management, Inc. ("BlackRock"), PNC Equity Advisors Company ("PEAC"), CastleInternational Asset Management Limited ("CastleInternational"), PFPC Inc. ("PFPC"), BDI (collectively with PFPC and BlackRock, Inc., the "Administrators"), or PNC Bank, National Association ("PNC Bank" or the "Custodian") currently receives any compensation from the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each class of each Portfolio.

         The table below sets forth the compensation actually received from the Fund and the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 1997:

                                                                                                                     TOTAL
                                                              PENSION OR                                             COMPENSATION
                                                              RETIREMENT                                             FROM REGISTRANT

                                     AGGREGATE                BENEFITS                    ESTIMATED                  AND FUND
                                     COMPENSATION             ACCRUED AS                  ANNUAL                     COMPLEX/1/
NAME OF PERSON,                      FROM                     PART OF FUND                BENEFITS UPON              PAID TO
POSITION                             REGISTRANT               EXPENSES                    RETIREMENT                 TRUSTEES
--------                             ----------               --------                    ----------                 --------

Anthony M.                             $52,300                  N/A                           N/A                    (3)/2/ $64,300
Santomero, Vice
Chairman of the
Board

David R. Wilmerding,                   $61,050                  N/A                          N/A                     (3)/2/ $73,050
Jr., Chairman of the
Board

William O.                             $43,550                  N/A                          N/A                     (1)/2/ $43,550
Albertini, Trustee

Raymond J. Clark,                      $43,550                  N/A                          N/A                     (1)/2/ $43,550
Trustee

Robert M. Hernandez,                   $43,550                  N/A                          N/A                     (1)/2/ $43,550
Trustee


--------------------
1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

2. Total number of investment company boards trustees served on within the Fund Complex.

THE TRUST

     The names, addresses and dates of birth of the trustees and officers of the Trust and a brief statement of their present positions and principal occupations during the past five years are set forth below. As used below, "DFA Entities" refers to the following: Dimensional Fund Advisors Inc., Dimensional Fund Advisors Ltd., DFA Australia Limited, DFA Investment Dimensions Group Inc. (Registered Investment Company), Dimensional Emerging Markets Fund Inc. (Registered Investment Company), Dimensional Investment Group Inc. (Registered Investment Company) and DFA Securities Inc.

                                                                           Principal Occupation During
Trustees                           Position with Trust                     Last Five Years
--------                           -------------------                     ---------------
David G. Booth*                    Trustee, President                      President, Chairman-Chief
Santa Monica, CA                   and Chairman-Chief                      Executive Officer and Director
Birthdate:                         Executive Officer                       of all DFA Entities, except
12/2/46                                                                    Dimensional Fund Advisors Ltd.,
                                                                           of which he is Chairman and
                                                                           Director

George M.                          Trustee                                 Leo Melamed Professor of
Constantinides                                                             Finance, Graduate School of
Chicago, IL                                                                Business, University of Chicago.
Birthdate:                                                                 Director, DFA Investment
9/22/47                                                                    Dimensions Group Inc.,
                                                                           Dimensional Investment Group
                                                                           Inc. and Dimensional Emerging
                                                                           Markets Fund Inc.

John P. Gould                      Trustee                                 Steven G. Rothmeier
Chicago, IL                                                                Distinguished Service Professor
Birthdate:                                                                 of Economics, Graduate School of
1/19/39                                                                    Business, University of Chicago.
                                                                           Trustee, First Prairie Funds
                                                                           (registered investment
                                                                           companies).  Director, DFA
                                                                           Investment Dimensions Group
                                                                           Inc., Dimensional Investment
                                                                           Group Inc., Dimensional Emerging
                                                                           Markets Fund Inc. and Harbor
                                                                           Investment Advisors.  Executive
                                                                           Vice President, Lexecon Inc.
                                                                           (economics, law, strategy, and
                                                                           finance consulting).

                                                                           Principal Occupation During
Trustees                           Position with Trust                     Last Five Years
--------                           -------------------                     ---------------
Roger G.                           Trustee                                 Professor in Practice of
Ibbotson                                                                   Finance, Yale School of
New Haven, CT                                                              Management.  Director, DFA
Birthdate:                                                                 Investment Dimensions Group
5/27/43                                                                    Inc., Dimensional Investment
                                                                           Group Inc., Dimensional Emerging
                                                                           Markets Fund Inc., Hospital
                                                                           Fund, Inc. (investment
                                                                           management services) and BIRR
                                                                           Portfolio Analysis, Inc.
                                                                           (software products).  Chairman
                                                                           and President, Ibbotson
                                                                           Associates, Inc., Chicago, IL
                                                                           (software, data, publishing and
                                                                           consulting).

Merton H. Miller                   Trustee                                 Robert R. McCormick
Chicago, IL                                                                Distinguished Service Professor
Birthdate:                                                                 Emeritus, Graduate School of
5/16/23                                                                    Business, University of Chicago.
                                                                           Director, DFA Investment
                                                                           Dimensions Group Inc.,
                                                                           Dimensional Investment Group
                                                                           Inc. and Dimensional Emerging
                                                                           Markets Fund Inc.  Public
                                                                           Director, Chicago Mercantile
                                                                           Exchange.

Myron S. Scholes                   Trustee                                 Limited Partner, Long-Term
Greenwich, CT                                                              Capital Management L.P. (money
Birthdate:7/1/42                                                           manager).  Frank E. Buck
                                                                           Professor Emeritus of Finance,
                                                                           Graduate School of Business and
                                                                           Professor of Law, Law School,
                                                                           Senior Research Fellow, Hoover
                                                                           Institution, (all) Stanford
                                                                           University. Director, DFA
                                                                           Investment Dimensions Group
                                                                           Inc., Dimensional Investment
                                                                           Group Inc., Dimensional
                                                                           Emerging Markets Fund Inc.,
                                                                           Benham Capital Management Group
                                                                           of Investment Companies and
                                                                           Smith Breedon Group of
                                                                           Investment Companies.

                                                                           Principal Occupation During
Trustees                           Position with Trust                     Last Five Years
--------                           -------------------                     ---------------
                                   Trustee, Chairman                       Chairman-Chief Investment
Rex A.                             and Chief                               Officer and Director of all DFA
Sinquefield*                       Investment Officer                      Entities, except Dimensional
Santa Monica, CA                                                           Fund Advisors Ltd., of which he
Birthdate:                                                                 is Chairman, Chief Executive
9/7/44                                                                     Officer and Director.

*Interested
Trustee of the
Trust.
_____________

                                                                           Principal Occupation During
Trustees                           Position with Trust                     Last Five Years
--------                           -------------------                     ---------------
Arthur Barlow                      Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.
Birthdate:
11/7/55

Truman Clark                       Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.  Consultant until
Birthdate:                                                                 October 1995 and Principal and
4/8/41                                                                     Manager of Product Development,
                                                                           Wells Fargo Nikko Investment
                                                                           Advisors from 1990-1994.

Maureen Connors                    Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.
Birthdate:
11/17/36

Robert Deere                       Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.
Birthdate:
10/8/57

Irene R. Diamant                   Vice President,                         Vice President and Secretary of
Santa Monica, CA                   Secretary                               all DFA Entities, except
Birthdate:                                                                 Dimensional Fund Advisors Ltd.,
7/16/50                                                                    for which she is Vice President.

Eugene Fama, Jr.                   Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.
Birthdate:
1/21/61

Kamyab Hashemi-                    Vice President,                         Vice President, Controller and
Nejad,                             Controller and                          Assistant Treasurer of all DFA
Santa Monica, CA                   Assistant Treasurer                     Entities.
Birthdate:
1/22/61

Stephen P.                         Vice President                          Managing Director, ANB
Manus,                                                                     Investment Management and Trust
Santa Monica,                                                              Company from 1985-1993;
CA                                                                         President, ANB Investment
Birthdate:                                                                 Management and Trust Company
12/26/50                                                                   from 1993-1997.  Vice President
                                                                           of all DFA Entities.

Karen McGinley,                    Vice President                          Vice President of all DFA
Santa Monica,                                                              Entities.
CA
Birthdate:
3/10/66

Catherine L.                       Vice President and                      Associate, Morrison & Foerster,
Newell,                            Assistant Secretary                     LLP from 1989-1996.  Vice
Santa Monica,                                                              President of all DFA Entities.
CA
Birthdate:
5/7/64

David Plecha                       Vice President                          Vice President of all DFA
Santa Monica,                                                              Entities.
CA
Birthdate:
10/26/61

George Sands                       Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.
Birthdate:
2/8/56




Michael T.                         Vice President,                         Vice President, Chief Financial
Scardina                           Chief Financial                         Officer, and Treasurer of all
Santa Monica, CA                   Officer, and                            DFA Entities.
Birthdate:                         Treasurer
10/12/55

Jeanne C.                          Executive Vice                          Executive Vice President of all
Sinquefield,                       President                               DFA Entities.
Ph.D.
Santa Monica, CA
Birthdate:
12/2/46

Scott Thornton,                    Vice President                          Vice President of all DFA
Santa Monica,                                                              Entities.
CA
Birthdate:
3/1/63

Weston                             Vice President                          Vice President of all DFA
Wellington,                                                                Entities. Vice President,
Santa Monica,                                                              Director of Research, LPL
CA                                                                         Financial Services, Inc.
Birthdate:
3/1/51



Rex A. Sinquefield, Trustee, Chairman and Chief Investment Officer of the Trust and Jeanne C. Sinquefield, Executive Vice President of the Trust, are husband and wife.


     Set forth below is a table listing, for each trustee of the Trust entitled to receive compensation, the compensation received from the Trust during the fiscal year ended November 30, 1997 and the total compensation received from all four registered investment companies for which Dimensional Fund Advisors Inc. ("DFA") served as investment adviser during that same fiscal year.

                                                                                                                     TOTAL
                                                              PENSION OR                                             COMPENSATION
                                                              RETIREMENT                                             FROM
                                     AGGREGATE                BENEFITS                    ESTIMATED                  REGISTRANT AND
                                     COMPENSATION             ACCRUED AS                  ANNUAL                     TRUST COMPLEX1
NAME OF PERSON,                      FROM                     PART OF TRUST               BENEFITS UPON              PAID TO
POSITION                             REGISTRANT               EXPENSES                    RETIREMENT                 TRUSTEES
--------                             ----------               --------                    ----------                 --------
George M.                             $5,000                      N/A                        N/A                       $30,000
Constantinides,
Trustee

John P. Gould,                        $5,000                      N/A                        N/A                       $30,000
Trustee

Roger G. Ibbotson,                    $5,000                      N/A                        N/A                       $30,000
Trustee

Merton H. Miller,                     $5,000                      N/A                        N/A                       $30,000
Trustee

Myron S. Scholes,                     $5,000                      N/A                        N/A                       $30,000
Trustee

                 SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND

  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract,

_____________________
1 A Trust Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.


                     INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS


     Advisory and Sub-Advisory Agreements. The advisory and sub- advisory services provided by BlackRock, Inc., PIMC, BlackRock, PCM, PEAC,
CastleInternational and, with respect to the Index Master Portfolio, Dimensional Fund Advisors Inc. ("DFA") and the fees received by each of them for such services are described in the Prospectuses. As stated in the Prospectuses, BlackRock, Inc. may from time to time voluntarily waive its advisory fees with respect to a Portfolio and may voluntarily reimburse the Portfolios for expenses.


     BlackRock, Inc., a wholly-owned indirect subsidiary of PNC Bank Corp., renders advisory services to each of the Portfolios, except the Index Equity Portfolio, pursuant to an Investment Advisory Agreement. From the commencement of operations of each Portfolio (other than the New Jersey Municipal Money Market, New Jersey Tax-Free Income, Core Bond, Low Duration Bond and International Bond Portfolios) until January 4, 1996 (June 1, 1996 in the case of the Index Equity Portfolio), PIMC served as adviser.


     From July 1, 1991 to December 31, 1995, Midlantic Bank, N.A. ("Midlantic Bank") served as investment adviser to the predecessor portfolios of the International Bond, New Jersey Tax- Free Income and New Jersey Municipal Money Market Portfolios. From January 1, 1996 through January 12, 1996 (February 12, 1996 with respect to the predecessor portfolio of the International Bond Portfolio): (i) BlackRock, Inc. and Morgan Grenfell Investment Services Limited ("Morgan Grenfell") served as investment adviser and sub-adviser, respectively, to the predecessor portfolio to the International Bond Portfolio; (ii) PIMC served as investment adviser to the predecessor portfolio to the New Jersey Municipal Money Market Portfolio; and (iii)

BlackRock served as investment adviser to the predecessor portfolio to the New Jersey Tax-Free Income Portfolio pursuant to interim advisory and sub-advisory agreements approved by the shareholders of the Compass Capital Group of Funds. From December 9, 1992 to January 13, 1996, BlackRock served as investment adviser to the predecessor portfolio of the Core Bond Portfolio. From July 17, 1992 to January 13, 1996, BlackRock served as investment adviser to the predecessor portfolio of the Low Duration Bond Portfolio.


     PCM renders sub-advisory services to the Balanced, Large Cap Value Equity, Mid-Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios pursuant to Sub-Advisory Agreements. CastleInternational renders sub-advisory services to the International Equity, International Emerging Markets and International Small Cap Equity Portfolios pursuant to Sub- Advisory Agreements. PIMC renders sub-advisory services to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios pursuant to Sub-Advisory Agreements. BlackRock renders sub-advisory services to the Balanced, Managed Income, Intermediate Government Bond, Tax-Free Income, Ohio Tax-Free Income, Pennsylvania Tax- Free Income, Low Duration Bond, Intermediate Bond, New Jersey Tax-Free Income, Core Bond, Government Income and International Bond Portfolios pursuant to Sub-Advisory Agreements. PEAC renders sub-advisory services to the Large Cap Growth Equity, Mid-Cap Growth Equity, Small Cap Growth Equity and Micro-Cap Equity Portfolios pursuant to Sub-Advisory Agreements. DFA renders advisory services to the Index Master Portfolio, the registered investment company in which the Index Equity Portfolio invests all of its assets, pursuant to an Investment Management Agreement. The Investment Advisory Agreement with BlackRock, Inc., the Investment Management Agreement with DFA and the above-referenced Sub-Advisory Agreements are collectively referred to as the "Advisory Contracts."

     From December 1, 1992 (commencement of operations) to March 29, 1995, PNC Bank, Ohio, National Association ("PNC Bank Ohio") served as sub-adviser to the Ohio Tax-Free Income Portfolio. From November 1, 1989 (commencement of operations) to September 10, 1993, PNC Bank Ohio served as sub-adviser to the Municipal Money Market Portfolio. From November 1, 1989 (commencement of operations) to September 10, 1993, PNC Bank Ohio served as sub- adviser to the Managed Income and Large Cap Growth Equity Portfolios. From April 20, 1992 to September 10, 1993, PCM served as sub-adviser to the Intermediate Government Bond Portfolio. From July 23, 1992 to March 29, 1995, PNC Bank served as sub-adviser to the Index Equity Portfolio. From September 11, 1993 to March 29, 1995, PNC Bank served as sub-adviser to the

Managed Income, Intermediate Government Bond and Large Cap Growth Equity Portfolios. From December 1, 1992 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Ohio Tax-Free Income and Pennsylvania Tax-Free Income Portfolios. From September 13, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Select Equity Portfolio. From September 14, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Small Cap Growth Equity Portfolio. From September 17, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Intermediate Bond Portfolio. From May 14, 1990 (commencement of operations) to July 1, 1995, PNC Bank served as sub-adviser to the Tax-Free Income Portfolio. PCM served as sub-adviser to the International Equity and International Emerging Markets Portfolios from commencement of operations (April 27, 1992 in the case of the International Equity Portfolio; June 17, 1994 in the case of the International Emerging Markets Portfolio) to April 19, 1996.

     PNC Bank served as sub-adviser for the Money Market Portfolio from October 4, 1989 (commencement of operations) to January 4, 1996; for the Municipal Money Market Portfolio from September 10, 1993 to January 4, 1996; for the U.S. Treasury Money Market Portfolio from November 1, 1989 (commencement of operations) to January 4, 1996; for the Ohio Municipal Money Market Portfolio from June 1, 1993 (commencement of operations) to January 4, 1996; for the Pennsylvania Municipal Money Market Portfolio from June 1, 1993 (commencement of operations) to January 4, 1996; for the North Carolina Municipal Money Market Portfolio from May 4, 1993 (commencement of operations) to January 4, 1996; for the Virginia Municipal Money Market Portfolio from July 25, 1994 (commencement of operations) to January 4, 1996; and for the New Jersey Municipal Money Market Portfolio from January 13, 1996 to June 6, 1996. From April 4, 1990 (commencement of operations) to January 4, 1996, PNC Bank served as sub-adviser to the Balanced Portfolio. From March 1, 1993 to January 4, 1996, PEAC served as sub-adviser to the Select Equity Portfolio. From March 29, 1995 to June 1, 1996, PEAC served as sub-adviser to the Index Equity Portfolio. From July 1, 1996 through December 31, 1996, Morgan Grenfell served as sub- adviser to the International Bond Portfolio.


     Under the relevant Advisory Contracts, BlackRock, Inc., PIMC, PCM, PEAC, BlackRock and CastleInternational are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts. Under the Advisory Contracts, BlackRock, Inc., PIMC, PCM, PEAC, BlackRock, CastleInternational and DFA are liable for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. Each of the Advisory Contracts (except the Advisory Contract relating to the Index Master Portfolio) is terminable as to a Portfolio by vote of the Fund's Board of Trustees or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to BlackRock, Inc., PIMC, PCM, PEAC, BlackRock or CastleInternational, as the case may be. BlackRock, Inc., PIMC, PCM, PEAC, BlackRock and CastleInternational may also terminate their advisory relationship with respect to a Portfolio on 60 days' written notice to the Fund. The Advisory Contract relating to the Index Master Portfolio is terminable by vote of the Trust's Board of Trustees or by the holders of a majority of the outstanding voting securities of the Index Master Portfolio at any time without penalty on 60 days' written notice to DFA. DFA may also terminate its advisory relationship with respect to the Index Master Portfolio on 90 days' written notice to the Trust. Each of the Advisory Contracts terminates automatically in the event of its assignment.


     For the period from October 1, 1996 (December 27, 1996 in the case of the Mid-Cap Growth Equity and Mid-Cap Value Equity Portfolios; and September 26, 1997 in the case of the International Small Cap Equity Portfolio) through September 30, 1997, the Fund paid BlackRock, Inc. advisory fees, and BlackRock, Inc. waived advisory fees and reimbursed expenses, as follows:


                                                                   Fees Paid
Portfolios                                                      (After Waivers)            Waivers             Reimbursements
--------------------------------------------------------------- ---------------            -------             --------------
Money Market...................................................    $2,648,951             $8,355,021             $        0
U.S. Treasury Money Market.....................................       865,528              3,842,169                      0
Municipal Money Market.........................................       247,591              1,482,338                      0
New Jersey Municipal Money Market..............................        67,821                483,238                      0
North Carolina Municipal Money Market..........................        94,458                602,236                      0
Ohio Municipal Money Market....................................        66,919                434,972                      0
Pennsylvania Municipal Money Market............................       378,571              2,048,282                      0
Virginia Municipal Money Market................................         4,280                267,307                 18,025
Low Duration Bond..............................................       599,206                517,845                      0
Intermediate Government Bond...................................       462,943                308,628                      0
Intermediate Bond..............................................       973,237                648,825                      0
Core Bond......................................................     1,040,492              1,005,843                      0
Government Income..............................................           465                 84,527                 47,550
Managed Income.................................................     2,629,559              1,126,954                      0
International Bond.............................................       220,526                 12,573                      0
Tax-Free Income................................................       158,143                123,004                      0
Pennsylvania Tax-Free Income...................................       268,228                178,819                      0
New Jersey Tax-Free Income.....................................       254,415                179,069                      0
Ohio Tax-Free Income...........................................        10,355                 43,390                      0
Large Cap Value Equity.........................................     6,487,065                480,085                      0
Large Cap Growth Equity........................................     3,718,080                233,396                      0
Mid-Cap Value Equity...........................................       499,380                  4,043                      0
Mid-Cap Growth Equity..........................................       499,026                  4,087                      0

Small Cap Value Equity.........................................     2,036,977                  6,910                      0
Small Cap Growth Equity........................................     3,169,739                 32,560                      0
International Equity...........................................     4,101,006                556,548                      0
International Small Cap Equity.................................             0                      0                      0
International Emerging Markets.................................     1,786,671                152,118                      0
Select Equity..................................................     2,562,623                154,197                      0
Balanced.......................................................     1,486,866                 92,278                      0


     For the period from October 1, 1995 through January 4, 1996, the Fund paid PIMC advisory fees, and PIMC waived advisory fees and reimbursed expenses, as follows:

                                                                     FEES PAID
PORTFOLIOS                                                        (AFTER WAIVERS)        WAIVERS           REIMBURSEMENTS
----------                                                         --------------       ----------         --------------
Money Market                                                        $321,268            $1,818,401                    $0
Municipal Money Market                                                46,804               304,226                     0
U.S. Treasury Money Market                                           114,639               745,150                     0
Ohio Municipal Money Market                                           11,052                71,841                     0
Pennsylvania Municipal Money Market                                   64,257               417,675                     0
North Carolina Municipal Money                                        11,026                71,666                     0
Market
Virginia Municipal Money Market                                            0                 7,024                     0
Managed Income                                                       520,724               223,168                     0
Government Income                                                          0                17,234                     0
Tax-Free Income                                                        3,933                11,137                     0
Intermediate Government Bond                                         114,345               130,122                     0
Ohio Tax-Free Income                                                     723                10,100                     0
Pennsylvania Tax-Free Income                                          43,145                37,663                     0
Intermediate Bond                                                    136,544               119,059                     0
Large Cap Value Equity                                               829,764               147,027                     0
Large Cap Growth Equity                                              361,240                95,914                     0
Small Cap Growth Equity                                              304,284                23,327                     0
Select Equity                                                        369,071                97,791                     0
Index Equity                                                           4,647                88,292                     0
Small Cap Value Equity                                               320,588                24,942                     0
International Equity                                                 697,319               127,354                     0
International Emerging Markets                                       144,937                11,380                     0
Balanced                                                             201,642                53,929                     0


     For the period from January 5, 1996 (February 1, 1996 in the case of the New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios; February 13, 1996 in the case of the International Bond Portfolio; and April 1, 1996 in the case of the Core Bond and Low Duration Bond Portfolios) through September 30, 1996 (June 1, 1996 in the case of the Index Equity Portfolio), the Fund paid BlackRock, Inc. (PIMC in the case of the Index Equity Portfolio) advisory fees, and BlackRock, Inc. (PIMC in the case of the Index Equity Portfolio) waived advisory fees and reimbursed expenses, as follows:


                                                              Fees Paid
Portfolios                                                 (After Waivers)                   Waivers            Reimbursements
----------                                                 --------------                 --------------        --------------
Money Market                                                    $1,443,913                  $6,290,596                      $0
Municipal Money Market                                             158,379                   1,029,459                       0
U.S. Treasury Money Market                                         691,448                   3,584,858                       0
Ohio Municipal Money Market                                         32,275                     209,784                       0
Pennsylvania Municipal Money Market                                240,350                   1,562,271                       0
North Carolina Municipal Money Market                               45,997                     298,983                       0
Virginia Municipal Money Market                                          0                     180,685                  14,604
New Jersey Municipal Money Market                                   32,663                     212,365                       0
Managed Income                                                   1,796,762                     770,041                       0
Government Income                                                        0                      52,817                   7,027
Tax-Free Income                                                    109,211                      74,939                       0
Intermediate Government Bond                                       425,069                     283,380                       0
Ohio Tax-Free Income                                                 4,764                      31,253                   3,479
Pennsylvania Tax-Free Income                                       185,302                     123,326                       0
Intermediate Bond                                                  514,322                     342,880                       0
New Jersey Tax-Free Income                                         184,448                     122,966                       0
International Bond                                                 133,797                       4,580                       0
Core Bond                                                          424,691                     283,127                       0
Low Duration Bond                                                  338,287                     225,525                       0
Large Cap Value Equity                                           4,159,395                     421,173                       0
Large Cap Growth Equity                                          2,109,685                     210,969                       0
Small Cap Growth Equity                                          1,596,126                       7,204                       0
Select Equity                                                    1,457,052                     145,705                       0
Index Equity                                                        28,380                     174,535                       0
Small Cap Value Equity                                           1,223,651                           0                       0
International Equity                                             2,836,323                     202,595                       0
International Emerging Markets                                     740,140                      63,810                       0
Balanced                                                           917,400                      91,740                       0

     For the year or periods ended September 30, 1995, the Fund paid PIMC advisory fees, and PIMC waived advisory fees and reimbursed expenses, as follows:

                                                               Fees Paid
Portfolios                                                  (After Waivers)      Waivers          Reimbursements
----------                                                  ---------------   --------------      --------------
Money Market                                                     $1,051,446       $5,217,130                  $0
Municipal Money Market                                              189,929          921,718                   0
U.S. Treasury Money Market                                          489,209        2,327,266                   0
Ohio Municipal Money Market                                          49,133          245,955                   0
Pennsylvania Municipal Money Market                                 304,651        1,264,187                   0
North Carolina Municipal Money
Market                                                               46,472          369,591               4,999
Managed Income                                                    1,790,332          767,285                   0
Tax-Free Income                                                           0           49,671               1,599
Intermediate Government Bond                                        379,534          569,302                   0
Ohio Tax-Free Income                                                      0           42,044               6,713
Pennsylvania Tax-Free Income                                        161,038          137,951                   0
Intermediate Bond                                                   342,301          335,908                   0
Large Cap Value Equity                                            2,832,644          746,727                   0
Large Cap Growth Equity                                             866,271          324,851                   0
Small Cap Growth Equity                                             618,374          137,615                   0
Select Equity                                                       691,447          259,293                   0
Index Equity                                                         30,772          382,205                   0
Small Cap Value Equity                                            1,143,071          114,307                   0
International Equity                                              2,391,607          597,902                   0
Balanced                                                            642,763          241,037                   0
Virginia Municipal Money Market                                           0           85,063              35,957
International Emerging Markets                                      258,648           52,186                   0
Government Income/1/                                                      0           37,256              11,980

/1/ For the period from commencement of operations (October 3, 1994) through September 30, 1995.


     For the period from October 1, 1996 (December 27, 1996 in the case of the Mid-Cap Growth Equity and Mid-Cap Value Equity Portfolios; and September 26, 1997 in the case of the International Small Cap Equity Portfolio) through September 30, 1997, BlackRock, Inc. paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:

                                                               Fees Paid
Portfolios                                                  (After Waivers)      Waivers
----------                                                  ---------------   --------------
Money Market                                                $1,300,023          $9,370,873
U.S. Treasury Money Market                                     577,321           3,631,808
Municipal Money Market                                         212,376           1,325,338
New Jersey Municipal Money Market                               75,204             414,553
North Carolina Municipal Money Market                           81,568             536,785
Ohio Municipal Money Market                                     62,070             384,055
Pennsylvania Municipal Money Market                            298,167           1,859,027
Virginia Municipal Money Market                                    350             241,044
Low Duration Bond                                               36,930             745,005
Intermediate Government Bond                                    14,450             525,649
Intermediate Bond                                               15,164           1,120,194
Core Bond                                                      104,500           1,327,935
Government Income                                                    0              59,494
Managed Income                                                  86,420           2,542,897
International Bond                                              79,789              89,738
Tax-Free Income                                                 48,652             148,151
Pennsylvania Tax-Free Income                                    34,191             278,742
New Jersey Tax-Free Income                                      26,000             277,439
Ohio Tax-Free Income                                            38,606                   0
Large Cap Value Equity                                         583,448           4,590,272
Large Cap Growth Equity                                        172,041           2,701,759
Mid-Cap Value Equity                                            15,821             413,497
Mid-Cap Growth Equity                                           15,422             413,851
Small Cap Value Equity                                         383,789           1,102,690
Small Cap Growth Equity                                        725,498           1,603,447
International Equity                                           269,395           3,456,696
International Small Cap Equity                                       0                 727
International Emerging Markets                                 107,739           1,598,368
Select Equity                                                  105,481           1,870,387
Balanced                                                       297,047             851,422

     For the period from October 1, 1995 through January 4, 1996, PIMC paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:

                                               FEES PAID
                                                 (AFTER
PORTFOLIOS                                     WAIVERS)      WAIVERS
----------                                     ---------     -------
Money Market                                        $0       $235,363
Municipal Money Market                               0         38,613
U.S. Treasury Money Market                           0         94,577
Ohio Municipal Money Market                          0          9,118
Pennsylvania Municipal Money                         0         53,013
Market
North Carolina Municipal Money                       0          9,096
Market
Virginia Municipal Money Market                      0            773
Managed Income                                 497,581         82,654
Government Income                                    0         12,063
Tax-Free Income                                  3,693          9,207
Intermediate Government                         73,585         97,542
Bond
Ohio Tax-Free Income                             3,258          4,318
Pennsylvania Tax-Free Income                    24,323         32,242
Intermediate Bond                               76,937        101,986
Large Cap Value Equity                         213,057              0
Large Cap Growth Equity                        333,722              0
Small Cap Growth Equity                        239,156              0
Select Equity                                  340,809              0
Index Equity                                    12,385         73,920
Small Cap Value Equity                         252,237              0
International Equity                           659,738              0
International Emerging Markets                 137,559              0
Balanced                                       186,567              0


     For the period from January 5, 1996 (February 1, 1996 in the case of the New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios; February 13, 1996 in the case of the International Bond Portfolio; and April 1, 1996 in the case of the Core Bond and Low Duration Bond Portfolios) through September 30, 1996 (June 1, 1996 in the case of the Index Equity Portfolio), BlackRock, Inc. (PIMC in the case of the Index Equity Portfolio) paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub- advisory fees as follows:

                                           FEES PAID
                                            (AFTER
PORTFOLIOS                                 WAIVERS)      WAIVERS
----------                                ----------     -------
Money Market                              $1,443,913   $5,342,421
Municipal Money Market                       158,382      897,064
U.S. Treasury Money Market                   694,221    3,095,647
Ohio Municipal Money Market                   32,275      182,796
Pennsylvania Municipal Money
Market                                       240,350    1,361,445
North Carolina Municipal Money                45,997      260,560
Market
Virginia Municipal Money Market                    0      160,601
New Jersey Municipal Money                    32,663      149,411
Market
Managed Income                             1,488,836      248,415
Government Income                                  0       36,973
Tax-Free Income                               95,609       50,559
Intermediate Government                      412,698        2,499
Bond
Ohio Tax-Free Income                           1,428       23,786
Pennsylvania Tax-Free Income                 170,395       84,589
Intermediate Bond                            402,873      188,333
New Jersey Tax-Free Income                   153,707       61,483
International Bond                           106,486            0
Core Bond                                    353,907      141,564
Low Duration Bond                            281,905      112,763
Large Cap Value Equity                     3,314,383            0
Large Cap Growth Equity                    1,686,503            0
Small Cap Growth Equity                    1,164,980            0
Select Equity                              1,164,368            0
Index Equity                                  20,642      123,200
Small Cap Value Equity                       888,986            0
International Equity                       2,431,134            0
International Emerging Markets               707,475            0
Balanced                                     733,223            0

     For the year or periods ended September 30, 1995, PIMC paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:

                                         FEES PAID
                                          (AFTER
PORTFOLIOS                               WAIVERS)          WAIVERS
----------                               ---------         -------
Money Market                                 $0           $721,072
Municipal Money Market                        0            123,516
U.S. Treasury Money Market                    0            312,942
Ohio Municipal Money Market                   0             32,788
Pennsylvania Municipal Money
Market                                        0            174,315
North Carolina Municipal Money
Market                                        0             46,229
Managed Income                            1,253,232        537,100
Tax-Free Income                               0             34,770
Intermediate Government                     265,674        398,511
Bond
Ohio Tax-Free Income                          0             29,431
Pennsylvania Tax-Free Income                112,727         96,566
Intermediate Bond                           239,611        235,136
Large Cap Value Equity                    2,060,105        543,074
Large Cap Growth Equity                     630,015        236,255
Small Cap Growth Equity                     449,727        100,084
Select Equity                               502,871        188,576
Index Equity                                 30,772        286,654
Small Cap Value Equity                      831,324         83,132
International Equity                      1,913,286        478,322
Balanced                                    467,464        175,299
Virginia Municipal Money Market               0              9,451
International Emerging Markets              227,610         45,924
Government Income/1/                          0             26,079

/1/  Commenced operations October 3, 1994.


     For the services it provides as investment adviser to the Index Master Portfolio, DFA is paid a monthly fee calculated as a percentage of average net assets of the Index Master Portfolio. For the fiscal years ending November 30, 1995, 1996 and 1997, the Index Master Portfolio paid advisory fees to DFA totalling $18,816, $62,405 and $160,156, respectively. The Index Equity Portfolio did not invest in the Index Master Portfolio until June 2, 1996.

     The predecessor portfolio to the New Jersey Tax-Free Income Portfolio was advised by Midlantic Bank from July 1, 1991 through December 31, 1995, and by BlackRock from January 1, 1996 through January 12, 1996. For the period from January 1, 1996 through January 12, 1996, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $20,165 in advisory fees to BlackRock. For the period from March 1, 1995 through December

31, 1995 and for the fiscal years ended February 28, 1995 and 1994, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $496,305, $607,485 and $159,582, respectively, in investment advisory fees to Midlantic Bank pursuant to its prior investment advisory contract. In addition, during the period from March 1, 1995 through December 31, 1995 and during the fiscal year ended February 28, 1995, Midlantic Bank waived $0 and $2,451, respectively, in investment advisory fees. During the period from January 13, 1996 through January 31, 1996, the New Jersey Tax-Free Income Portfolio paid BlackRock, Inc. $12,779 in investment advisory fees, and BlackRock, Inc. waived $8,520 in investment advisory fees. During the period from January 13, 1996 through January 31, 1996, BlackRock, Inc. paid BlackRock $8,945 in sub-advisory fees with respect to the New Jersey Tax- Free Income Portfolio and BlackRock waived $5,964 in sub-advisory fees.


     The predecessor portfolio to the International Bond Portfolio was advised by Midlantic Bank from July 1, 1991 through December 31, 1995, and by BlackRock, Inc. from January 1, 1996 through February 12, 1996. For the period from February 1, 1996 through February 12, 1996, the predecessor portfolio to the International Bond Portfolio paid $4,134 in advisory fees to BlackRock, Inc., and BlackRock, Inc. waived advisory fees and reimbursed expenses totalling $0 and $0, respectively. For the period from February 1, 1996 through February 12, 1996, BlackRock, Inc. paid Morgan Grenfell $4,898 in sub-advisory fees with respect to the predecessor portfolio to the International Bond Portfolio, and Morgan Grenfell waived sub-advisory fees totalling $0. For the period from January 1, 1996 through January 31, 1996, the predecessor portfolio to the International Bond Portfolio paid $24,832 in advisory fees to BlackRock, Inc.. For the period from January 1, 1996 through January 31, 1996, BlackRock, Inc. paid Morgan Grenfell $20,176 in sub-advisory fees with respect to the predecessor portfolio to the International Bond Portfolio. For the period from March 1, 1995 through December 31, 1995 and for the fiscal year ended February 28, 1995, the predecessor portfolio to the International Bond Portfolio paid $305,176 and $361,620, respectively, in investment advisory fees to Midlantic Bank pursuant to its prior investment advisory contract.

     The predecessor portfolio to the New Jersey Municipal Money Market Portfolio was advised by Midlantic Bank from July 1, 1991 through December 31, 1995, and by PIMC from January 1, 1996 through January 12, 1996. For the period from January 1, 1996 through January 12, 1996, the predecessor portfolio to the New Jersey Municipal Money Market Portfolio paid $8,000 in advisory fees to PIMC. For the period from March 1, 1995 through December 31, 1995 and for the fiscal years ended February 28, 1995, the predecessor portfolio to the New Jersey Municipal Money Market Portfolio paid $155,696 and $158,240, respectively, in investment advisory fees to Midlantic Bank pursuant to its prior investment advisory contract. During the period from January 13, 1996 through January 31, 1996, the New Jersey Municipal Money Market Portfolio paid PIMC $2,128 in investment advisory fees, and PIMC waived $13,826 in investment advisory fees. During the period from January 13, 1996 through January 31, 1996, PNC Bank waived all of the sub-advisory fees (in the amount of $1,125) with respect to the New Jersey Municipal Money Market Portfolio.


     The predecessor portfolio to the Core Bond Portfolio was advised by BlackRock. For the period from July 1, 1995 through January 12, 1996, the predecessor portfolio to the Core Bond Portfolio paid BlackRock $53,125 in investment advisory fees and BlackRock waived $21,255 in investment advisory fees. For the fiscal years ended June 30, 1995 and 1994, BlackRock waived its investment advisory fee with respect to the predecessor portfolio to the Core Bond Portfolio in the amounts of $56,894 and $34,010, respectively, and reimbursed expenses amounting to $137,364 and $137,179, respectively. During the period from January 13, 1996 through March 31, 1996, the Core Bond Portfolio paid BlackRock, Inc. $182,709 in investment advisory fees, and BlackRock, Inc. waived $121,806 in investment advisory fees. During the period from January 13, 1996 through March 31, 1996, BlackRock, Inc. paid BlackRock $127,896 in sub-advisory fees with respect to the Core Bond Portfolio, and BlackRock waived $85,264 in sub-advisory fees.


     The predecessor portfolio to the Low Duration Bond Portfolio was advised by BlackRock. For the period from July 1, 1995 through January 12, 1996, the predecessor portfolio to the Low Duration Bond Portfolio paid BlackRock $56,481 in investment advisory fees and BlackRock waived $11,186 in investment advisory fees. For the fiscal years ended June 30, 1995 and 1994, BlackRock waived its investment advisory fee with respect to the predecessor portfolio to the Low Duration Bond Portfolio in the amounts of $102,707 and $110,232, respectively, and reimbursed expenses amounting to $61,195 and $55,582, respectively. During the period from January 13, 1996 through March 31, 1996, the Low Duration Bond Portfolio paid BlackRock, Inc. $149,488 in investment advisory fees, and BlackRock, Inc. waived $99,659 in investment advisory fees. During the period from January 13, 1996 through March 31, 1996, BlackRock, Inc. paid BlackRock $104,642 in sub-advisory fees with respect to the Low Duration Bond Portfolio, and BlackRock waived $69,761 in sub-advisory fees.


     ADMINISTRATION AGREEMENTS. BlackRock, Inc., PFPC and BDI serve as the Fund's co-administrators pursuant to administration agreements (collectively, the "Administration Agreement"). PFPC and BDI have agreed to maintain office facilities for the Fund; furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services;

provide and supervise the operation of an automated data processing system to process purchase and redemption orders; provide information and distribute written communications to shareholders; handle shareholder problems and calls; research issues raised by financial intermediaries relating to investments in a Portfolio's shares; review and provide advice with respect to communications for a Portfolio's shares; monitor the investor programs that are offered in connection with a Portfolio's shares; provide oversight and related support services that are intended to ensure the delivery of quality service to the holders of the Portfolio's shares; and provide certain other services required by the Fund. As stated in the Prospectuses, the Administrators may from time to time voluntarily waive administration fees with respect to a Portfolio and may voluntarily reimburse the Portfolios for expenses.


     BlackRock, Inc. serves as an Administrator to the Fund pursuant to a Co-Administration Agreement. Under the Co- Administration Agreement, BlackRock, Inc. is responsible for: (i) the supervision and coordination of the performance of the Fund's service providers; (ii) the negotiation of service contracts and arrangements between the Fund and its service providers; (iii) acting as liaison between the trustees of the Fund and the Fund's service providers; and (iv) providing ongoing business management and support services in connection with the Fund's operations.


     The Administration Agreement provides that BlackRock, Inc., PFPC and BDI will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.

     PFPC serves as the administrative services agent for the Index Master Portfolio pursuant to an Administration and Accounting Services Agreement. The services provided by PFPC are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and acting as liaison with the Trust's custodians and dividend and disbursing agents. For its services, PFPC is entitled to compensation from the Index Master Portfolio at the annual rate of .015% of the Index Master Portfolio's average daily net assets. The Index Equity Portfolio bears its pro rata portion of the Index Master Portfolio's administrative services expenses.

     From February 1, 1993 until January 13, 1996, PFPC and Provident Distributors, Inc. ("PDI") served as co-administrators to the Fund. From December 1, 1995 to January 28, 1998, Compass Capital Group, Inc. ("CCG") served as Co-Administrator to the Fund. BlackRock, Inc. became Co-Administrator to the Fund on January 28, 1998. For the purposes of the Following Fee information CCG is also considered an "Administrator".

     For the period from October 1, 1996 (December 27, 1996 in the case of the Mid-Cap Growth Equity and Mid-Cap Value Equity Portfolios; and September 26, 1997 in the case of the International Small Cap Equity Portfolio) through September 30, 1997, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:


                                                                Fees Paid
Portfolios                                                   (After Waivers)       Waivers        Reimbursements
----------                                                   ---------------       -------        --------------
Money Market..............................................   $3,006,036             $161,687            0
U.S. Treasury Money Market................................    1,391,777               83,462            0
Municipal Money Market....................................     510,438                66,205            0
New Jersey Municipal Money Market.........................     134,020                49,666            0
North Carolina Municipal Money Market.....................     149,859                81,039            0
Ohio Municipal Money Market...............................     136,900                30,397            0
Pennsylvania Municipal Money Market.......................     701,182               105,262            0
Virginia Municipal Money Market...........................      13,709                76,820            0
Low Duration Bond.........................................     266,343               180,478            0
Intermediate Government Bond..............................     136,304               172,324            0
Intermediate Bond.........................................     359,159               291,462            0
Core Bond.................................................     628,096               188,359            0
Government Income.........................................         910                33,087            0
Managed Income............................................     696,869               755,201            0
International Bond........................................      56,066                28,697            0
Tax-Free Income...........................................      36,907                75,552            0
Pennsylvania Tax-Free Income..............................      84,673                94,146            0
New Jersey Tax-Free Income................................      77,981                95,412            0
Ohio Tax-Free Income......................................       9,942                11,556            0
Large Cap Value Equity....................................   2,173,719               195,769            0
Large Cap Growth Equity...................................   1,146,084               247,130            0
Mid-Cap Value Equity......................................     106,481                19,571            0
Mid-Cap Growth Equity.....................................     106,838                19,149            0
Small Cap Value Equity....................................     713,311                29,928            0
Small Cap Growth Equity...................................   1,156,894                     0            0
International Equity......................................   1,149,080                68,733            0
International Small Cap Equity............................           0                     0            0
International Emerging Markets............................     379,822                   596            0
Select Equity.............................................     794,449               189,515            0
Index Equity..............................................     134,085               549,869            0
Balanced..................................................     501,727                72,507            0


        For the period from October 1, 1995 through January 13, 1996, the Fund paid CCG, PFPC and PDI combined administration fees (after waivers), and CCG, PFPC and PDI waived combined administration fees and reimbursed expenses, as follows:

                                               Fees Paid
                                                (After                      Reimburse-
Portfolios                                     Waivers)         Waivers       ments
----------                                     --------         -------     ----------
Money Market                                   $645,001         $51,681            $0
Municipal Money Market                          117,010           8,088             0
U.S. Treasury Money Market                      242,075          52,266             0
Ohio Municipal Money Market                      17,189          12,366             0
Pennsylvania Municipal
Money Market                                    143,962          28,455             0
North Carolina Municipal
Money Market                                     11,644          17,455             0
Virginia Municipal Money
Market                                                0          12,768             0
Managed Income                                  226,271          82,078             0
Government Income                                   353           6,893             0
Tax-Free Income                                   1,455           4,890             0
Intermediate Government
Bond                                             69,369          33,385             0
Ohio Tax-Free Income                                604           3,942             0
Pennsylvania Tax-Free
Income                                           23,054          10,922             0
Intermediate Bond                                70,091          37,396             0
Large Cap Value Equity                          287,181          75,970             0
Large Cap Growth Equity                         142,578          32,289             0
Small Cap Growth Equity                         105,681          19,886             0
Select Equity                                   150,292          28,337             0
Index Equity                                     32,455          65,337             0
Small Cap Value Equity                          127,936           4,181             0
International Equity                            200,396          30,791             0
International Emerging
Markets                                          26,329               0             0
Balanced                                         73,163          24,504             0

     For the period from January 14, 1996 (February 1, 1996 in the case of the New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios; February 13, 1996 in the case of the International Bond Portfolio; and April 1, 1996 in the case of the Core Bond and Low Duration Bond Portfolios) through September 30, 1996, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:


                                          Fees Paid
                                            (After
Portfolios                                 Waivers)           Waivers         Reimbursements
----------                                ---------           -------         --------------
Money Market                              $2,319,935          $460,119            $ 0
Municipal Money Market                       303,192           171,943              0
U.S. Treasury Money Market                 1,325,463           264,620              0
Ohio Municipal Money Market                   57,595            37,497              0
Pennsylvania Municipal
Money Market                                 576,488           139,781              0
North Carolina Municipal
Money Market                                  57,612            78,873              0
Virginia Municipal Money
Market                                             0            60,792          4,868
New Jersey Municipal Money
Market                                        47,930            52,585              0
Managed Income                               740,845           412,076              0
Government Income                              1,394            22,902              0
Tax-Free Income                               47,371            37,838              0
Intermediate Government
Bond                                         207,399           118,488              0
Ohio Tax-Free Income                          10,045             6,523              0
Pennsylvania Tax-Free
Income                                         85,441           56,528              0
Intermediate Bond                             221,810          172,503              0
New Jersey Tax-Free Income                     68,934           69,374              0
International Bond                             27,454           28,993              0
Core Bond                                     196,853          128,743              0
Low Duration Bond                             175,769           83,391              0
Large Cap Value Equity                      1,589,313          235,958              0
Large Cap Growth Equity                       729,234          236,170              0
Small Cap Growth Equity                       652,784           17,700              0
Select Equity                                 471,931          198,312              0
Index Equity                                   55,265          345,636              0
Small Cap Value Equity                        511,980            3,984              0
International Equity                          727,738          201,501              0
International Emerging
Markets                                       147,927                0              0
Balanced                                      339,671           80,233              0

         For the year or periods ended September 30, 1995, the Fund paid PFPC and PDI combined administration fees (after waivers), and PFPC and PDI waived combined administration fees and reimbursed expenses, as follows:

                                                     Fees Paid
                                                       (After
Portfolios                                            Waivers)                 Waivers       Reimbursements
----------                                           ----------                -------       --------------
Money Market                                         $1,686,008               $200,348              $0
Municipal Money Market                                  208,246                162,303               0
U.S. Treasury Money Market                              631,041                281,107               0
Ohio Municipal Money Market                              43,263                 55,100               0
Pennsylvania Municipal
Money Market                                            322,632                200,313               0
North Carolina Municipal
Money Market                                             24,058                114,630           1,666
Managed Income                                          751,452                267,310               0
Tax-Free Income                                               0                 19,868           2,132
Intermediate Government                                 244,417                135,117               0
Bond
Ohio Tax-Free Income                                          0                 16,817           8,950
Pennsylvania Tax-Free
Income                                                   68,050                 51,546               0
Intermediate Bond                                       139,960                131,323               0
Large Cap Value Equity                                1,083,967                187,474               0
Large Cap Growth Equity                                 360,966                 72,170               0
Small Cap Growth Equity                                 238,595                 36,310               0
Select Equity                                           288,666                 57,058               0
Index Equity                                             96,814                316,163               0
Small Cap Value Equity                                  359,637                 97,592               0
International Equity                                    689,601                107,601               0
Balanced                                                216,630                104,752               0
Virginia Municipal Money
Market                                                        0                 28,354          11,986
International Emerging
Markets                                                  41,383                  8,350               0
Government Income1                                            0                 14,903          15,973

/1/      Commenced operations October 3, 1994.

         The predecessor portfolios to the New Jersey Municipal Money Market, International Bond and New Jersey Tax-Free Income Portfolios received administrative services from SEI Financial Management Corporation ("SEI"). During the period from March 1, 1995 through January 12, 1996 and during the fiscal year ended February 28, 1995, the predecessor portfolio to the New Jersey Municipal Money Market Portfolio paid $73,663 and $44,863, respectively, in administration fees to SEI pursuant to the prior administration agreement, and SEI waived $0 and $26,345, respectively, in administration fees. During the period from

January 13, 1996 through January 31, 1996, the New Jersey Municipal Money Market Portfolio paid the Administrators $3,050 in administration fees, and the Administrators waived $3,691 in administration fees. During the period from March 1, 1995 through January 12, 1996 and during the fiscal year ended February 28, 1995, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $154,232 and $105,029, respectively, in administrative fees to SEI pursuant to the prior administration agreement, and SEI waived $4 and $77,951, respectively, in administrative fees. During the period from January 13, 1996 through January 31, 1996, the New Jersey Tax- Free Income Portfolio paid the Administrators $4,443 in administration fees, and the Administrators waived $5,347 in administration fees. During the period from March 1, 1995 through January 12, 1996 and during the fiscal year ended February 28, 1995, the predecessor portfolio to the International Bond Portfolio paid $77,924 and $81,364, respectively, in administrative fees to SEI pursuant to the prior administration agreement. During the period from January 13, 1996 through January 31, 1996, the predecessor portfolio to the International Bond Portfolio paid the Administrators $2,141 in administrative fees. During the period from February 1, 1996 through February 12, 1996, the predecessor portfolio to the International Bond Portfolio paid the Administrators $2,357 in administrative fees, and the Administrators waived fees and reimbursed expenses totalling $1,212 and $0, respectively.

         The predecessor portfolios to the Low Duration Bond and Core Bond Portfolios received administrative services from State Street Bank and Trust Company ("State Street"). During the period from July 1, 1995 through January 12, 1996 and during the fiscal year ended June 30, 1995, the predecessor portfolio to the Core Bond Portfolio paid $29,752 and $73,257, respectively, in administrative fees to State Street pursuant to the prior administration agreement, and State Street waived $0 and $0, respectively, in administrative fees. During the period from January 13, 1996 through March 31, 1996, the Core Bond Portfolio paid the Administrators $79,269 in administration fees, and the Administrators waived $60,808 in administration fees. During the period from July 1, 1995 through January 12, 1996 and during the fiscal year ended June 30, 1995, the predecessor portfolio to the Low Duration Bond Portfolio paid $31,578 and $69,234, respectively, in administrative fees to State Street pursuant to the prior administration agreement. During the period from January 13, 1996 through March 31, 1996, the Low Duration Bond Portfolio paid the Administrators $74,552 in administration fees, and the Administrators waived $40,055 in administration fees.

         The Fund and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agent for the Fund with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of the Fund.

CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank or a sub-custodian (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities on account of each Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. Citibank, N.A. serves as the international sub-custodian for various Portfolios of the Fund.

         For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each investment portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PNC Bank is also entitled to out-of-pocket expenses and certain transaction charges. PNC Bank has undertaken to waive its custody fees with respect to the Index Equity Portfolio, which invests substantially all of its assets in the Index Master Portfolio.


         PFPC, which has its principal offices at 400 Bellevue Parkway, Wilmington, DE 19809 and is an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems Service, Investor, Institutional and BlackRock classes of shares in each Portfolio, (ii) addresses and mails all communications by each Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of each Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Fund's Institutional and Service Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of
 .03% of the average net asset value of outstanding Institutional and Service Shares in each Portfolio, plus per account fees and disbursements. For its services with respect to the Fund's BlackRock Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .01% of the average net asset value of outstanding BlackRock Shares in each Portfolio, plus per account fees and disbursements. For its services under the Transfer Agency

Agreement with respect to Investor Shares, PFPC receives per account fees, with minimum annual fees of $24,000 for each series of Investor Shares in each Portfolio, plus disbursements. Until further notice, the transfer agency fees for each series of Investor Shares in each Portfolio will not exceed the annual rate of .10% of the series' average daily net assets.

         PNC Bank serves as the Trust's custodian and PFPC serves as the Trust's transfer and dividend disbursing agent. The Index Equity Portfolio bears its pro rata portion of the Index Master Portfolio's custody and transfer and dividend disbursing fees and expenses.

         DISTRIBUTOR AND DISTRIBUTION AND SERVICE PLAN. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of each Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.


         Pursuant to the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), the Fund may pay the Distributor and/or BlackRock, Inc. or any other affiliate of PNC Bank fees for distribution and sales support services. Currently, as described further below, only Investor A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay BlackRock, Inc. fees for the provision of personal services to shareholders and the processing and administration of shareholder accounts. BlackRock, Inc., in turn, determines the amount of the service fee and shareholder processing fee to be paid to brokers, dealers, financial institutions and industry professionals (collectively, "Service Organizations"). The Plan provides, among other things, that: (i) the Board of Trustees shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act; (iii) any material amendment thereto must be approved by the Board of Trustees, including the trustees who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the "12b-1 Trustees"), acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Trustees; and (v) while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.

         The Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Trustees, or by vote of the holders of a majority of the shares of such class.

         With respect to Investor A Shares, the front-end sales charge and the distribution fee payable under the Plan (at a maximum annual rate of .10% of the average daily net asset value of each Portfolio's outstanding Investor A Shares) are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Investor A Shares.

         With respect to Investor B Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor B Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of each Portfolio's outstanding Investor B Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, as well as to cover ongoing commission payments to broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the conversion period, after which Investor B Shares automatically convert to Investor A Shares.

         With respect to Investor C Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor C Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of each Portfolio's outstanding Investor C Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, as well as to cover ongoing commission payments to the broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C Shares are redeemed within 12 months of purchase.


         The Fund is not required or permitted under the Plan to make distribution payments with respect to Service, Institutional or BlackRock Shares. However, the Plan permits BDI, BlackRock, Inc., the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Distributor, BlackRock, Inc. and their affiliates may pay financial institutions, broker/dealers and/or their salespersons certain compensation for the sale and distribution of shares of the Fund or for services to the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in the Fund's Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing, and would also be in addition to the sales commissions payable to dealers as set forth in the Prospectuses for Investor Shares. These Additional Payments may take the form of "due diligence" payments for a dealer's examination of the Portfolios and payments for providing extra employee training and information relating to Portfolios; "listing" fees for the placement of the Portfolios on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Distributor, BlackRock, Inc. and their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Distributor, BlackRock, Inc. and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a financial institution or broker/dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the financial institutions or dealers involved, and may be different for different institutions and dealers. Furthermore, the Distributor, BlackRock, Inc. and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. The Distributor, BlackRock, Inc. and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.

         Service Organizations may charge their clients additional fees for account-related services.

         The Fund intends to enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers ("Customers") who are the beneficial owners of Service, Investor A, Investor B and Investor C Shares. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by the Fund's Administrators and transfer agent to the Fund's shareholders of record. In consideration for payment of a service fee of up to
 .25% (on an annualized basis) of the average daily net asset value of the Investor A, Investor B and Investor C Shares owned beneficially by their Customers and .15% (on an annualized basis) of the average daily net asset value of the Service Shares beneficially owned by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers' investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. In consideration for payment of a shareholder processing fee of up to a separate .15% (on an annualized basis) of the average daily net asset value of Service, Investor A, Investor B and Investor C Shares owned beneficially by their Customers, Service Organizations may provide one or more of these additional services to such Customers: (i) providing necessary personnel and facilities to establish and maintain Customer accounts and records; (ii) assistance in aggregating and processing purchase, exchange and redemption transactions; (iii) placement of net purchase and redemption orders with the Distributor; (iv) arranging for wiring of funds; (v) transmitting and receiving funds in connection with Customer orders to purchase or redeem shares; (vi) processing dividend payments; (vii) verifying and guaranteeing Customer signatures in connection with redemption orders and transfers and changes in Customer-designated accounts, as necessary; (viii) providing periodic statements showing Customers' account balances and, to the extent practicable, integrating such information with other Customer transactions otherwise effected through or with a Service Organization; (ix) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions; (x) transmitting on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to Customers; (xi) receiving, tabulating and transmitting to the Fund proxies executed by Customers with respect to shareholder meetings; (xii) providing subaccounting with respect to shares beneficially owned by Customers or the information to the Fund necessary for subaccounting; (xiii) providing sub-transfer agency services; and (xiv) providing such other similar services as the Fund or a Customer may request.

         For the twelve months ended September 30, 1997 (from December 27, 1996 through September 30, 1997 in the case of the Mid-Cap Growth Equity and Mid-Cap Value Equity Portfolios; and from September 26, 1997 through September 30, 1997 in the case of the International Small Cap Equity Portfolio), the Portfolios' share classes bore the following distribution, shareholder servicing and shareholder processing fees under the Portfolios' current plans:


                                                                 Distribution            Shareholder             Shareholder
Portfolios - Investor A Shares                                       Fees              Servicing Fees          Processing Fees
------------------------------                                   ------------          --------------          ---------------
Money Market..............................................           N/A                   $459,377                $275,626
U.S. Treasury Money Market................................           N/A                     47,849                  28,709
Municipal Money Market....................................           N/A                      7,046                   4,227
New Jersey Municipal Money Market.........................           N/A                     67,930                  40,758
North Carolina Municipal Money Market.....................           N/A                        498                     299
Ohio Municipal Money Market...............................           N/A                     22,520                  13,512
Pennsylvania Municipal Money Market.......................           N/A                    252,489                 151,493
Virginia Municipal Money Market...........................           N/A                      1,213                     728
Low Duration Bond.........................................           N/A                      2,253                   1,352
Intermediate Government Bond..............................           N/A                     12,926                   7,756
Intermediate Bond.........................................           N/A                      2,420                   1,452
Core Bond.................................................           N/A                      2,091                   1,255
Government Income.........................................           N/A                      8,699                   5,219
Managed Income............................................           N/A                     27,512                  16,507
International Bond........................................           N/A                      1,173                     704
Tax-Free Income...........................................           N/A                     11,481                   6,888
Pennsylvania Tax-Free Income..............................           N/A                     79,632                  47,779
New Jersey Tax-Free Income................................           N/A                      2,089                   1,254
Ohio Tax-Free Income......................................           N/A                      5,927                   3,556
Large Cap Value Equity....................................           N/A                     82,231                  49,339
Large Cap Growth Equity...................................           N/A                     47,342                  28,405
Mid-Cap Value Equity......................................           N/A                      1,270                     762
Mid-Cap Growth Equity.....................................           N/A                      1,556                     934
Small Cap Value Equity....................................           N/A                     60,827                  36,496
Small Cap Growth Equity...................................           N/A                     87,777                  52,666
International Equity......................................           N/A                     50,243                  30,146
International Small Cap Equity............................           N/A                         12                       7
International Emerging Markets............................           N/A                      8,082                   4,849
Select Equity.............................................           N/A                     23,489                  14,093
Index Equity..............................................           N/A                     45,703                  27,422
Balanced..................................................           N/A                    177,097                 106,258

                                                                Distribution            Shareholder              Shareholder
Portfolios - Investor B Shares                                      Fees               Servicing Fees          Processing Fees
------------------------------                                  ------------           --------------          ---------------
Money Market..............................................          $286                   $1,276                    $0
U.S. Treasury Money Market................................             0                        0                     0
Municipal Money Market....................................             0                        0                     0
New Jersey Municipal Money Market.........................            30                       89                     0
North Carolina Municipal Money Market.....................             0                        0                     0
Ohio Municipal Money Market...............................             0                        0                     0
Pennsylvania Municipal Money Market.......................             0                        0                     0
Virginia Municipal Money Market...........................             0                        0                     0
Low Duration Bond.........................................           102                      119                    72
Intermediate Government Bond..............................           103                      121                    73
Intermediate Bond.........................................             0                        0                     0
Core Bond.................................................        10,005                   14,857                 8,914
Government Income.........................................        42,389                   59,913                35,948
Managed Income............................................            10                       80                    48
International Bond........................................         1,150                    1,564                   938
Tax-Free Income...........................................         1,279                    1,735                 1,041
Pennsylvania Tax-Free Income..............................        32,624                   46,409                27,846
New Jersey Tax-Free Income................................         1,253                    1,998                 1,193
Ohio Tax-Free Income......................................         1,336                    1,989                 1,193
Large Cap Value Equity....................................        32,130                   49,211                29,527
Large Cap Growth Equity...................................        14,820                   22,498                13,499
Mid-Cap Value Equity......................................         1,677                    3,223                 1,934
Mid-Cap Growth Equity.....................................         1,798                    3,619                 2,171
Small Cap Value Equity....................................        14,589                   21,446                12,868
Small Cap Growth Equity...................................        60,450                   84,056                50,434
International Equity......................................        12,419                   18,209                10,926
International Small Cap Equity............................             0                        0                     0
International Emerging Markets............................         2,514                    4,040                 2,424
Select Equity.............................................        17,090                   29,568                17,741
Index Equity..............................................        60,788                   78,885                47,331
Balanced..................................................        42,515                  64,488                 38,693

                                                                 Distribution            Shareholder             Shareholder
Portfolios - Investor C Shares                                       Fees              Servicing Fees          Processing Fees
------------------------------                                   ------------          --------------          ---------------
Money Market..............................................          $645                   $1,225                    $0
U.S. Treasury Money Market................................             0                        0                     0
Municipal Money Market....................................             2                        5                     0
New Jersey Municipal Money Market.........................             0                        0                     0
North Carolina Municipal Money Market.....................             0                        0                     0
Ohio Municipal Money Market...............................             0                        0                     0
Pennsylvania Municipal Money Market.......................             0                        0                     0
Virginia Municipal Money Market...........................             0                        0                     0
Low Duration Bond.........................................           120                      141                    85
Intermediate Government Bond..............................            79                       92                    55
Intermediate Bond.........................................             0                        0                     0
Core Bond.................................................           180                      211                   127
Government Income.........................................           653                      750                   450
Managed Income............................................             0                        0                     0
International Bond........................................           447                      462                   277
Tax-Free Income...........................................             0                        1                     1
Pennsylvania Tax-Free Income..............................             0                        0                     0
New Jersey Tax-Free Income................................             0                        0                     0
Ohio Tax-Free Income......................................             0                        0                     0
Large Cap Value Equity....................................         2,871                    3,372                 2,023
Large Cap Growth Equity...................................           186                      217                   130
Mid-Cap Value Equity......................................            31                       41                    24
Mid-Cap Growth Equity.....................................           133                      158                    95
Small Cap Value Equity....................................         1,796                    2,104                 1,263
Small Cap Growth Equity...................................        22,944                   26,890                16,134
International Equity......................................           147                      172                   103
International Small Cap Equity............................             0                        0                     0
International Emerging Markets............................            85                       99                    60
Select Equity.............................................           369                      433                   260
Index Equity..............................................        36,025                   41,362                24,817
Balanced..................................................            95                      111                    67

                                                                 Distribution            Shareholder             Shareholder
Portfolios - Service Shares                                          Fees              Servicing Fees          Processing Fees
---------------------------                                      ------------          --------------          ---------------
Money Market..............................................           N/A                 $2,425,112              $2,425,112
U.S. Treasury Money Market................................           N/A                  1,280,124               1,280,124
Municipal Money Market....................................           N/A                    493,398                 493,398
New Jersey Municipal Money Market.........................           N/A                    141,044                 141,044
North Carolina Municipal Money Market.....................           N/A                     15,790                  15,790
Ohio Municipal Money Market...............................           N/A                     85,080                  85,080
Pennsylvania Municipal Money Market.......................           N/A                    361,364                 361,364
Virginia Municipal Money Market...........................           N/A                     15,542                  15,542
Low Duration Bond.........................................           N/A                    127,215                 127,215
Intermediate Government Bond..............................           N/A                     73,283                  73,283
Intermediate Bond.........................................           N/A                     73,197                  73,197
Core Bond.................................................           N/A                    181,486                 181,486
Government Income.........................................           N/A                          0                       0
Managed Income............................................           N/A                    320,482                 320,482
International Bond........................................           N/A                    10,859                   10,859
Tax-Free Income...........................................           N/A                    63,453                   63,453
Pennsylvania Tax-Free Income..............................           N/A                    58,664                   58,664
New Jersey Tax-Free Income................................           N/A                   127,605                  127,605
Ohio Tax-Free Income......................................           N/A                    10,309                   10,309
Large Cap Value Equity....................................           N/A                   769,724                  769,724
Large Cap Growth Equity...................................           N/A                   327,593                  327,593
Mid-Cap Value Equity......................................           N/A                    14,145                   14,145
Mid-Cap Growth Equity.....................................           N/A                    14,097                   14,097
Small Cap Value Equity....................................           N/A                   137,408                  137,408
Small Cap Growth Equity...................................           N/A                   249,073                  249,073
International Equity......................................           N/A                   256,801                  256,801
International Small Cap Equity............................           N/A                         0                        0
International Emerging Markets............................           N/A                    80,289                   80,289
Select Equity.............................................           N/A                   208,609                  208,609
Index Equity..............................................           N/A                   214,177                  214,177
Balanced..................................................           N/A                   231,115                  231,115


                                   EXPENSES

         Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to BlackRock, Inc. and the Administrators, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with BlackRock, Inc., the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, distribution fees, shareholder processing fees, shareholder servicing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.


     BlackRock, Inc., the sub-advisers and the Administrators expect to waive voluntarily a portion of their respective advisory, sub-advisory and administration fees during the Portfolios' current fiscal year.


                            PORTFOLIO TRANSACTIONS

     In executing portfolio transactions, the adviser and sub-advisers seek to obtain the best price and most favorable execution for a Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the adviser and sub-advisers generally seek reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Payments of commissions to brokers who are affiliated persons of the Fund, or the Trust with respect to the Index Master Portfolio, (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act. With respect to the Index Master Portfolio, commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

     No Portfolio has any obligation to deal with any broker or group of brokers in the execution of Portfolio transactions. The adviser and sub-advisers may, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio and the adviser's or sub-adviser's other clients. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the adviser and sub-advisers under their respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the adviser or sub-adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the adviser or sub-adviser to a Portfolio and its other clients and that the total commissions paid by a Portfolio will be reasonable in relation to the benefits to a Portfolio over the long-term. With respect to the Index Master Portfolio, it will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. DFA monitors the performance of brokers which effect transactions for the Index Master Portfolio to determine the effect that the Index Master Portfolio's trading has on the market prices of the securities in which they invest. DFA also checks the rate of commission being paid by the Index Master Portfolio to its brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide DFA with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement permits DFA knowingly to pay commissions on such transactions which are greater than another broker might charge if DFA, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or DFA's overall responsibilities to the Trust.

     Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. In addition, the adviser or sub-adviser may take into account the sale of shares of the Fund in allocating purchase and sale orders for portfolio securities to brokers (including brokers that are affiliated with them or Distributor).

     For the year or period ended September 30, 1997, the following Portfolios paid brokerage commissions as follows:


Portfolios                                                              Brokerage Commissions
----------                                                              ---------------------
Large Cap Value Equity                                                         $1,309,867
Large Cap Growth Equity                                                         1,033,730
Mid-Cap Value Equity                                                              199,394
Mid-Cap Growth Equity                                                             152,521
Small Cap Value Equity                                                            612,318
Small Cap Growth Equity                                                           413,189
International Equity                                                            1,884,858
International Small Cap Equity                                                     57,239
International Emerging Markets                                                    570,670
Select Equity                                                                     317,435
Balanced                                                                           75,685


     For the year or period ended September 30, 1996, the following Portfolios paid brokerage commissions as follows:

Portfolios                                                          Brokerage Commissions
----------                                                          ---------------------
Large Cap Value Equity                                                   $1,455,318
Large Cap Growth Equity                                                     696,494
Small Cap Growth Equity                                                     165,153
Select Equity                                                               443,114
Index Equity                                                                 44,380
Small Cap Value Equity                                                      380,356
International Equity                                                      1,912,522
Balanced                                                                     95,277
International Emerging Markets                                              588,860

     For the year or period ended September 30, 1995, the following Portfolios paid brokerage commissions as follows:

Portfolios                                                       Brokerage Commissions
----------                                                       ---------------------
Large Cap Value Equity                                                 $364,680
Large Cap Growth Equity                                                 356,156
Small Cap Growth Equity                                                  88,691
Select Equity                                                           341,935
Index Equity                                                             73,946
Small Cap Value Equity                                                  251,396
International Equity                                                  2,667,245
Balanced                                                                144,451
International Emerging Markets                                          356,727



     For the Index Master Portfolio's fiscal years ended November 30, 1995, 1996 and 1997, the Index Master Portfolio paid brokerage commissions totalling $15,289, $72,562 and $116,563, respectively.

     Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Purchases of money market instruments by a Portfolio are made from dealers, underwriters and issuers. The Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Money Market Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. As a result, the portfolio turnover rates of a Money Market Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a Money Market Portfolio, the turnover rates should not adversely affect the Portfolio's net asset values or net income.

     Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

     The adviser or sub-advisers may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.


     Investment decisions for each Portfolio and for other investment accounts managed by the adviser or sub-advisers are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it could be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, Inc., PIMC, BlackRock, PNC Bank, PCM, PEAC, CastleInternational, the Administrators, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock, Inc., PIMC, BlackRock, PNC Bank, PCM, PEAC, CastleInternational, the Administrators, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of a Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year. The Index Master Portfolio ordinarily will not sell portfolio securities except to reflect additions or deletions of stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Index Master Portfolio's shares.

     The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 1997, the following Portfolios held the following securities:


                    Portfolio                                Security                          Value
                    ---------                                --------                          -----
Money Market
Morgan Stanley & Co., Inc.                   Commercial Paper                          $   49,402,000
Morgan Stanley & Co., Inc.                   Variable Rate Obligation                      36,997,742
Merrill Lynch & Co.                          Commercial Paper                             128,081,269
Lehman Brothers, Inc.                        Commercial Paper                              49,837,542
Lehman Brothers, Inc.                        Variable Rate Obligation                      50,000,000

U.S. Treasury Money Market
Morgan Stanley & Co., Inc.                   Repurchase Agreement                      $  247,000,000
Greenwich Capital                            Repurchase Agreement                         225,000,000
Goldman, Sachs & Co.                         Repurchase Agreement                          50,000,000
Merrill Lynch & Co.                          Repurchase Agreement                          50,000,000
Swiss Bank Corp.                             Repurchase Agreement                          50,000,000

Low Duration Bond
Morgan Stanley & Co., Inc.                   Mortgage Pass-Through                     $      168,166
Lehman Brothers, Inc.                        Corporate Bond                                 3,689,617
Salomon Brothers, Inc.                       Mortgage Pass-Through                          3,065,061
Salomon Brothers, Inc.                       Corporate Bond                                 4,037,134

Intermediate Government Bond
Merrill Lynch & Co.                          Mortgage Pass-Through                     $    4,367,211
Morgan Stanley & Co., Inc.                   Commercial Mortgage-Backed Security            1,407,311

Intermediate Bond
Salomon Brothers, Inc.                       Mortgage Pass-Through                     $    2,117,624
Salomon Brothers, Inc.                       Corporate Bond                                   527,865
PaineWebber Jackson & Curtis, Inc.           Corporate Bond                                 1,577,526
Morgan Stanley & Co., Inc.                   Commercial Mortgage-Backed Security            3,266,973
Merrill Lynch & Co.                          Mortgage Pass-Through                         10,190,099
Merrill Lynch & Co.                          Commercial Mortgage-Backed Security            1,236,217

                    Portfolio                                Security                          Value
                    ---------                                --------                          -----
Core Bond
Salomon Brothers, Inc.                            Mortgage Pass-Through                     $  6,900,254
Salomon Brothers, Inc.                            Corporate Bond                               5,701,504
Goldman, Sachs & Co.                              Commercial Mortgage-Backed Security          2,942,012
Merrill Lynch & Co.                               Mortgage Pass-Through                          428,155
Merrill Lynch & Co.                               Commercial Mortgage-Backed Security          3,397,277
Merrill Lynch & Co.                               Asset Backed Security                          303,703
Merrill Lynch & Co.                               Corporate Bond                               4,226,051

Government Income
Salomon Brothers, Inc.                            Mortgage Pass-Through                     $    632,894

Managed Income
Salomon Brothers, Inc.                            Corporate Bond                            $  2,639,323
Morgan Stanley & Co., Inc.                        Commercial Mortgage-Backed Security          1,063,281
PaineWebber Jackson & Curtis, Inc.                Corporate Bond                               5,004,177
HSBC Securities                                   Corporate Bond                               7,852,743
Merrill Lynch & Co.                               Corporate Bond                               8,250,862
Merrill Lynch & Co.                               Commercial Mortgage-Backed Security         12,884,829

Large Cap Value Equity
Morgan Stanley & Co., Inc.                        Common Stock                              $ 29,257,111

Mid-Cap Value Equity
Donaldson, Lufkin & Jenrette Securities Corp.     Common Stock                              $  1,073,437

Select Equity
Morgan Stanley & Co., Inc.                        Common Stock                              $  7,595,781

Balanced
Morgan Stanley & Co., Inc.                        Common Stock                              $  4,941,312
Salomon Brothers, Inc.                            Mortgage Pass-Through                        1,593,589
Salomon Brothers, Inc.                            Corporate Bond                                 316,719
PaineWebber Jackson & Curtis, Inc.                Corporate Bond                               1,051,684
Merrill Lynch & Co.                               Corporate Bond                               1,006,203
Merrill Lynch & Co.                               Commercial Mortgage-Backed Security          2,015,045


                      PURCHASE AND REDEMPTION INFORMATION

     Computation of Public Offering Prices for Investor A Shares of the Non-Money Market Portfolios. An illustration of the computation of the public offering price per Investor A Share of the respective Non-Money Market Portfolios, based on the value of such Portfolios' net assets as of September 30, 1997 follows:

                                     TABLE


                                                      Low          Intermediate     Intermediate         Core        Government
                                                    Duration        Government          Bond             Bond          Income
                                                 Brand Portfolio  Bond Portfolio      Portfolio        Portfolio     Portfolio
                                                 ---------------  --------------      ---------        ---------     ---------
Net Assets.....................................  $1,078,619       $5,373,962       $1,115,865       $2,440,633       $4,875,820
Outstanding Shares.............................     109,020          531,600          117,568          248,559          464,801
Net Asset Value Per Share......................  $     9.89       $    10.11       $     9.49       $     9.82       $    10.49

Maximum Sales Charge, 4.00% of offering price
 (4.17% of net asset value per share)*........      .31              .42             .40               .41              .49
                                                 ------           ------           -----            ------           ------
Offering to Public.............................  $10.20           $10.53           $9.89            $10.23           $10.98
                                                 ======           ======           =====            ======           ======


_____________________


* 3.00%/3.09% for Low Duration Bond Portfolio; 4.50%/4.71% for Government Income Portfolio.


                                                                                                     PENNSYLVANIA      NEW JERSEY
                                                     MANAGED       INTERNATIONAL      TAX-FREE         TAX-FREE         TAX-FREE
                                                     INCOME            BOND            INCOME           INCOME           INCOME
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ---------      -------------      ---------        ---------        ---------
Net Assets.....................................   $15,231,004       $1,015,272       $5,529,698      $32,899,562       $1,547,924
Outstanding Shares.............................     1,463,584           92,713          487,696        3,054,223          132,824
                                                  ===========       ==========       ==========      ===========       ==========

Net Asset Value Per Share......................   $     10.41          $10.95            $11.34           $10.77           $11.65
Maximum Sales Charge, 4.00% of offering price
 (4.17% of net asset value per share)*........            .49             .58               .47              .45              .49
                                                  -----------       ----------       ----------      -----------       ----------
Offering to Public.............................        $10.90           $11.53           $11.81           $11.22           $12.14
                                                  ===========       ==========       ==========      ===========       ==========


_____________________


* 4.50%/4.71% for Managed Income Portfolio; 5.00%/5.26% for International Bond Portfolio.


                                                      OHIO           LARGE CAP        LARGE CAP         MID-CAP          MID-CAP
                                                    TAX-FREE           VALUE           GROWTH            VALUE           GROWTH
                                                     INCOME           EQUITY           EQUITY           EQUITY           EQUITY
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    =========        =========        =========        =========        =========
Net Assets.....................................    $2,613,993      $47,130,883      $25,574,775       $2,314,615       $2,649,715
Outstanding Shares.............................       248,893        2,690,305        1,352,284          181,200          218,185
                                                    =========       ==========       ==========        =========        =========

Net Asset Value Per Share......................    $    10.50      $     17.52      $     18.91       $    12.77       $    12.14
Maximum Sales Charge, 4.50% of offering price
 (4.71% of net asset value per share)*........            .44              .82              .89              .60              .57
                                                    ---------       ----------       ----------        ---------        ---------
Offering to Public.............................    $    10.94      $     18.34      $     19.80       $    13.37       $    12.71
                                                    =========       ==========       ==========        =========        =========


_____________________



*     4.00%/4.17% for Ohio Tax-Free Income Portfolio.


                                                                     SMALL CAP                       INTERNATIONAL    INTERNATIONAL
                                                    SMALL CAP         GROWTH        INTERNATIONAL      SMALL CAP        EMERGING
                                                   VALUE EQUITY       EQUITY           EQUITY           EQUITY           MARKETS
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    =========        =========        =========        =========        =========
Net Assets.....................................   $34,031,124      $57,323,064      $22,335,232        $325,738        $4,454,003
Outstanding Shares.............................     1,684,915        2,466,020        1,533,040          32,754           463,777
                                                   ==========       ==========       ==========         =======         =========
Net Asset Value Per Share......................        $20.20           $23.25           $14.57           $9.94             $9.60
Maximum Sales Charge, 5.00% of offering price
 (5.26% of net asset value per share)*........            .95             1.10              .77             .52               .51
                                                   ----------       ----------       ----------         --------        ---------
Offering to Public.............................        $21.15           $24.35           $15.34           $10.46           $10.11
                                                   ==========       ==========       ==========         ========        =========


_____________________


*     4.50%/4.71% for Small Cap Value Equity and Small Cap Growth Equity
Portfolios.

                                                                       SELECT                   INDEX
                                                                       EQUITY                  EQUITY               BALANCED
                                                                      PORTFOLIO               PORTFOLIO             PORTFOLIO
                                                                      =========               =========             =========
Net Assets.........................................................  $18,948,763              $33,933,239          $87,202,151
Outstanding Shares.................................................    1,082,651                1,852,190            4,785,456
                                                                       =========                =========           ==========
Net Asset Value Per Share..........................................       $17.50                   $18.32               $18.22
Maximum Sales Charge, 4.50% of offering price (4.71% of net asset
 value per share)*.................................................          .82                      .57                  .86
                                                                      ----------               ----------           ----------
Offering to Public.................................................       $18.32                   $18.89               $19.08
                                                                      ==========               ==========           ==========


_____________________


*     3.00%/3.09% for Index Equity Portfolio.

Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1997 (for the period from December 27, 1996 through September 30, 1997 in the case of the Mid-Cap Growth Equity and Mid-Cap Value Equity Portfolios; and for the period from September 26, 1997 through September 30, 1997 in the case of the International Small Cap Equity Portfolio) were as follows:


                                                               FRONT-END
PORTFOLIOS                                                   SALES CHARGES
----------                                                   -------------
Low Duration Bond                                                $  3,758
Intermediate Government Bond                                       11,644
Intermediate Bond                                                   7,367
Core Bond                                                          39,657
Government Income                                                  32,856
Managed Income                                                     68,493
International Bond                                                 29,718
Tax-Free Income                                                    19,830
Pennsylvania Tax-Free Income                                       80,642
New Jersey Tax-Free Income                                          4,104
Ohio Tax-Free Income                                                5,336
Large Cap Value Equity                                            277,224
Large Cap Growth Equity                                           146,897
Mid-Cap Value Equity                                               55,834
Mid-Cap Growth Equity                                              46,954
Small Cap Value Equity                                            107,051
Small Cap Growth Equity                                           668,832
International Equity                                              104,956
International Small Cap Equity                                          0
International Emerging Markets                                     49,056
Select Equity                                                     272,796
Index Equity                                                      159,501
Balanced                                                          223,646


Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1996 (for the period from February 1, 1996 through September 30, 1996 in the case of the New Jersey Tax-Free Income and International Bond Portfolios; for the period from April 1, 1996 through September 30, 1996 in the case of the Low Duration Bond and Core Bond Portfolios) were as follows:

through September 30, 1996 in the case of the Low Duration Bond and Core Bond Portfolios) were as follows:

PORTFOLIOS                                             FRONT-END SALES CHARGES
----------                                             -----------------------
Managed Income                                                 $ 43,417
Tax-Free Income                                                   9,109
Intermediate Government Bond                                     22,989
Ohio Tax-Free Income                                              4,649
Pennsylvania Tax-Free Income                                     81,436
Intermediate Bond                                                 8,598
Large Cap Value Equity                                          141,011
Large Cap Growth Equity                                          95,694
Small Cap Growth Equity                                         344,911
Select Equity                                                    44,112
Index Equity                                                     78,263
Small Cap Value Equity                                           51,676
International Equity                                             85,795
Balanced                                                        143,547
International Emerging Markets                                   18,147
Government Income                                                30,034
Core Bond                                                         8,481
New Jersey Tax Free Income                                       17,606
Low Duration Bond                                                 6,294
International Bond                                               $7,565

Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1995 were as follows:


PORTFOLIOS                                             FRONT-END SALES CHARGES
----------                                             -----------------------
Managed Income                                               $  37,132
Tax-Free Income                                                  8,850
Intermediate Government Bond                                    42,765
Ohio Tax-Free Income                                             2,725
Pennsylvania Tax-Free Income                                   121,089
Intermediate Bond                                                1,513
Large Cap Value Equity                                          68,289
Large Cap Growth Equity                                         47,859
Small Cap Growth Equity                                         77,356
Select Equity                                                   34,761
Index Equity                                                    51,229
Small Cap Value Equity                                          61,709
International Equity                                            83,938
Balanced                                                       144,255
International Emerging Markets                                  24,915
Government Income                                               69,712

         For the period from January 13, 1996 through January 31, 1996, the total front-end sales charges paid by the shareholders of Investor A Shares of the New Jersey Tax-Free Income Portfolio were $435. For the period from January 13, 1996 through March 31, 1996, the total front-end sales charges paid by the shareholders of Investor A Shares of the Low Duration Bond and Core Bond Portfolios were $3,848 and $1,723, respectively.

         There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares of the Non-Money Market Portfolios. However, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the net offering price or the asset value of the shares on the redemption date for Investor A Shares purchased on a no-load basis and subsequently redeemed within 18 months after purchase.

         Investor A Shares of the Non-Money Market Portfolios will be made available to plan participants at net asset value with the waiver of the initial sales charge on purchases through an eligible 401(k) plan participating in a Merrill Lynch 401(k) Program (an "ML 401(k) Plan") if:

         (i) the ML 401(k) Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) the ML 401(k) Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) the ML 401(k) Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Investor B Shares of the Non-Money Market Portfolios are sold at the net asset value per share next determined after a purchase order is received. Investor B Shares of the Non-Money Market Portfolios are subject to a contingent deferred sales charge which is payable on redemption of such Investor B Shares.

         Investor B Shares of the Non-Money Market Portfolios will be made available to plan participants at net asset value with the waiver of the contingent deferred sales charge if the shares were purchased through an ML 401(k) Plan if:

         (i) the ML 401(k) Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has less than $3 million in assets invested in Applicable Investments; or

         (ii) the ML 401(k) Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) the ML 401(k) Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         ML 401(k) Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Investor B shares of Non- Money Market Portfolios of the Fund convert to Investor A shares once the ML 401(k) Plan has reached $5 million invested in Applicable Investments. The ML 401(k) Plan will receive a plan-level share conversion.

         Investor C Shares of the Non-Money Market Portfolios are sold at the net asset value per share next determined after a purchase order is received. In addition, Investor C Shares of the Non-Money Market Portfolios are subject to a contingent deferred sales charge which is payable on redemptions of such Investor C Shares within 12 months of purchase.

         Service and Institutional Shares of each Portfolio are sold at the net asset value per share next determined after a purchase order is received without a sales charge.

         EXCHANGE PRIVILEGE. By use of the exchange privilege, the investor authorizes the Fund's transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund's transfer agent to be genuine. The records of the Fund's transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

         A front-end sales charge or a contingent deferred sales charge will be imposed (unless an exemption from either sales charge applies) when Investor Shares of a Money Market Portfolio are redeemed and the proceeds are used to purchase Investor A Shares, Investor B Shares or Investor C Shares of a Non-Money Market Portfolio.




         MISCELLANEOUS. The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

         With respect to the Index Master Portfolio, when the Trustees of the Trust determine that it would be in the best interests of the Index Master Portfolio, the Index Master Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities from the Index Master Portfolio of the shares being redeemed in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. Investors, such as the Index Equity Portfolio, may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

         The Fund will accept and process purchase and redemption orders with respect to the Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Small Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Select Equity, Micro-Cap Equity, International Equity, International Emerging Markets, Balanced and International Small Cap Equity Portfolios on days on which the Federal Reserve Bank of Philadelphia is closed if the New York Stock Exchange (the "NYSE") is open for business.

         Under the 1940 Act, a Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         In addition to the situations described in the Prospectuses, the Fund may redeem shares involuntarily to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full-payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time. The Fund reserves the express right to redeem shares of each Portfolio involuntarily at any time if the Fund's Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Portfolio. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

                       VALUATION OF PORTFOLIO SECURITIES

         In determining the market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

         MONEY MARKET PORTFOLIOS. The net asset value for each class of each share of the Money Market Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon (Eastern
Time) and once as of 4:00 p.m. (Eastern Time) on each Business Day. Each Portfolio's net asset value per share is calculated by adding the value of all securities, cash and other assets of the respective classes of the Portfolio, subtracting the liabilities and dividing the result by the number of outstanding shares of such classes. The net asset value per share of each class of each Portfolio is determined independently of the other classes and the other Portfolios.

         The Fund seeks to maintain for each of the Money Market Portfolios a net asset value of $1.00 per share for purposes of purchase and redemptions and values their portfolio securities on the basis of the amortized cost method of valuation.

         Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

         As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Money Market Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Trustees has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Money Market Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Money Market Portfolio, the Fund's Board of Trustees will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

         Each Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, and will limit portfolio investments, including repurchase agreements, to those instruments that the adviser or sub-adviser determines present minimal credit risks pursuant to guidelines adopted by the Fund's Board of Trustees. There can be no assurance that a constant net asset value will be maintained for any Money Market Portfolio.

         EQUITY PORTFOLIOS. Net asset value is calculated separately for each class of shares of each Equity Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities, cash and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

         Valuation of securities held by each Equity Portfolio is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

         Valuation of securities of foreign issuers is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the mean between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Portfolios (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the International Equity, International Emerging Markets and International Small Cap Equity Portfolios may be traded on foreign exchanges or over-the-counter markets on days on which a Portfolio's net asset value is not calculated. In such cases, the net asset value of the Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

         A Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities.

         The valuation of securities held by the Index Master Portfolio is discussed in its Registration Statement.

         BOND PORTFOLIOS. Net asset value is calculated separately for each class of shares of each Bond Portfolio as of the close of regular trading hours on the NYSE on each Business Day by dividing the value of all securities, cash and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

         Valuation of securities held by each Bond Portfolio is as follows: domestic securities traded on a national securities exchange or on the NASDAQ National Market system are valued at the last reported sale price that day; domestic securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day are valued at the mean of the bid and asked prices; foreign securities traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE (if a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used); foreign securities traded on a recognized stock exchange for which there were no sales on that day are valued at the mean of the bid and asked prices; other securities are valued on the basis of valuations provided by a pricing service approved by the Board of Trustees, provided that if the investment adviser or sub-adviser concludes that the price provided by a pricing service does not represent the fair value of a security, such security will be valued at fair value determined by the adviser or sub-adviser based on quotations or the equivalent thereof received from dealers; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); the amortized cost method of valuation is used with respect to debt obligations with sixty days or less remaining to maturity; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. Any securities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the International Bond Portfolio may be traded on foreign exchanges or over-the-counter markets on days on which the Portfolio's net asset value is not calculated. In such cases, the net asset value of the

Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

                            PERFORMANCE INFORMATION

         A Portfolio may quote performance in various ways. All performance information supplied by a Portfolio in advertising is historical and is not intended to indicate future returns.

         MONEY MARKET PORTFOLIO PERFORMANCE. Each Money Market Portfolio's current and effective yields for Service, Investor A, Investor B, Investor C and Institutional Shares are computed separately using standardized methods required by the SEC. The annualized yield for a class of Service, Investor A, Investor B, Investor C or Institutional Shares is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above) raising the sum to a power equal to 365/7 and subtracting 1. In addition, a standardized "tax-equivalent yield" may be quoted for Service, Investor A, Investor B, Investor C and Institutional Shares in the Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios, which is computed separately for each class by: (a) dividing the portion of the Portfolio's yield for shares (as calculated above) that is exempt from Federal or state income tax by one minus a stated Federal or state income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal and state income tax.

         The annualized yield information for each Money Market Portfolio for the seven-day period ended September 30, 1997 before waivers was as follows:

                                                                              TAX-EQUIVALENT
                                                                             YIELD (ASSUMES A
                                                                              FEDERAL INCOME
PORTFOLIOS                                    YIELD      EFFECTIVE YIELD      TAX RATE OF 28%)
----------------------------------------  -------------  ----------------    -----------------
Money Market
 Institutional Shares                          5.05%          5.18%                 7.01%
 Service Shares                                4.75           4.86                  6.60
 Investor A Shares                             4.67           4.78                  6.49
 Investor B Shares                             3.98           4.06                  5.53
 Investor C Shares                             3.98           4.06                  5.53
U.S. Treasury Money Market
 Institutional Shares                          4.96%          5.08%                 6.89%
 Service Shares                                4.66           4.77                  6.47
 Investor A Shares                             4.49           4.59                  6.24
Municipal Money Market
 Institutional Shares                          3.25%          3.30%                 4.51%
 Service Shares                                2.95           2.99                  4.10
 Investor A Shares                             2.78           2.82                  3.86
 Investor C Shares                             2.19           2.21                  3.04
New Jersey Municipal Money Market
 Institutional Shares                          3.02%          3.07%                 4.19%
 Service Shares                                2.72           2.76                   3.7
 Investor A Shares                             2.47           2.50                  3.43
North Carolina Municipal Money Market
 Institutional Shares                          3.21%          3.26%                 4.46%
 Service Shares                                2.91           2.95                  4.04
 Investor A Shares                             2.74           2.78                  3.81
Ohio Municipal Money Market
 Institutional Shares                          3.23%          3.28%                 4.49%
 Service Shares                                2.93           2.97                  4.07
 Investor A Shares                             2.75           2.79                  3.82
Pennsylvania Municipal Money Market
 Institutional Shares                          3.24%          3.29%                 4.50%
 Service Shares                                2.94           2.98                  4.08
 Investor A Shares                             2.78           2.82                  3.86
Virginia Municipal Money Market
 Institutional Shares                          3.15%          3.20%                 4.38%
 Service Shares                                2.85           2.89                  3.96
 Investor A Shares                             2.53           2.56                  3.51



         The Investor B Class had not commenced operations as of September 30, 1997, except with respect to the Money Market Portfolio. The Investor C Class had not commenced operations as of September 30,1997, except with respect to the Money Market Portfolio and the Municipal Money Market Portfolio.

         The annualized yield information for each Money Market Portfolio for the seven-day period ended September 30, 1997 after waivers was as follows:

                                                                              TAX-EQUIVALENT
                                                                             YIELD (ASSUMES A
                                                                              FEDERAL INCOME
PORTFOLIOS                                    YIELD      EFFECTIVE YIELD      TAX RATE OF 28%)
----------------------------------------  -------------  ----------------    -----------------
Money Market
 Institutional Shares                          5.38%          5.52%                 7.47%
 Service Shares                                5.08           5.21                  7.06
 Investor A Shares                             5.00           5.12                  6.94
 Investor B Shares                             4.31           4.40                  5.99
 Investor C Shares                             4.31           4.40                  5.99
U.S. Treasury Money Market
 Institutional Shares                          5.34%          5.48%                 7.42%
 Service Shares                                5.04           5.17                  7.00
 Investor A Shares                             4.87           4.99                  6.76
Municipal Money Market
 Institutional Shares                          3.66%          3.73%                 5.08%
 Service Shares                                3.36           3.42                  4.67
 Investor A Shares                             3.19           3.24                  4.43
 Investor C Shares                             2.60           2.63                  3.61
New Jersey Municipal Money Market
 Institutional Shares                          3.46%          3.52%                 4.81%
 Service Shares                                3.16           3.21                   4.3
 Investor A Shares                             2.91           2.95                  4.04
North Carolina Municipal Money Market
 Institutional Shares                          3.66%          3.73%                 5.08%
 Service Shares                                3.36           3.42                  4.67
 Investor A Shares                             3.19           3.24                  4.43
Ohio Municipal Money Market
 Institutional Shares                          3.65%          3.72%                 5.07%
 Service Shares                                3.35           3.41                  4.65
 Investor A Shares                             3.17           3.22                  4.40
Pennsylvania Municipal Money Market
 Institutional Shares                          3.64%          3.71%                 5.06%
 Service Shares                                3.34           3.40                  4.64
 Investor A Shares                             3.18           3.23                  4.42
Virginia Municipal Money Market
 Institutional Shares                          3.74%          3.81%                 5.19%
 Service Shares                                3.44           3.50                  4.78
 Investor A Shares                             3.12           3.17                  4.33



         The Investor B Class had not commenced operations as of September 30, 1997, except with respect to the Money Market Portfolio. The Investor C Class had not commenced operations as of September 30, 1997, except with respect to the Money Market Portfolio and the Municipal Money Market Portfolio.

         The fees which may be imposed by institutions on their Customers are not reflected in the calculations of yields for the Money Market Portfolios. Yields on Institutional Shares will generally be higher than yields on Service Shares; yields on Service Shares will generally be higher than yields on Investor A Shares; and yields on Investor A Shares will generally be higher than yields on Investor B Shares and Investor C Shares.

         From time to time, in advertisements, sale literature, reports to shareholders and other materials, the yields of a Money Market Portfolio's Service, Investor A, Investor B, Investor C or Institutional Shares may be quoted and compared to those of other mutual funds with similar investment objectives and relevant securities indexes. For example, the yield of a Portfolio's Service, Investor A, Investor B, Investor C or Institutional Shares may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R), a widely-recognized independent publication that monitors the performance of money market funds, the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds. Yield may also be compared to yields set forth in the weekly statistical release H.15(519) or the monthly statistical release designated G.13(415) published by the Board of Governors of the Federal Reserve system. In addition, each Money Market Portfolio may quote from time to time its total return in accordance with SEC regulations.

         TOTAL RETURN. For purposes of quoting and comparing the performance of shares of the Non-Money Market Portfolios to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. The total return for each class of a Non-Money Market Portfolio will be calculated independently of the other classes within that Portfolio. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                            ERV  1/n
                     T = [(-----)  - 1]
                             P
         Where:      T = average annual total return.

                 ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                     P = hypothetical initial payment of $1,000.

                     n = period covered by the computation, expressed in terms
                         of years.

         In calculating the ending redeemable value for Investor A Shares of the Fund's Non-Money Market Portfolios, the maximum front-end sales charge is deducted from the initial $1,000 payment and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor B Shares of the Non-Money Market Portfolios, the maximum contingent deferred sales charge is deducted at the end of the period and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor C Shares of the Fund's Non-Money Market Portfolios, the maximum contingent deferred sales charge is deducted at the end of the period, and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

         Performance information presented for the following Non-Money Market Portfolios includes performance information for a corresponding predecessor portfolio which transferred its assets and liabilities to the related Non-Money Market Portfolio pursuant to a reorganization consummated on January 13, 1996 (February 13, 1996 with respect to the International Bond Portfolio):

                                                               Commencement of
Non-Money Market                Predecessor                    Operations of
Portfolio                       Portfolio                      Predecessor Portfolio
---------                       ---------                      ---------------------
New Jersey Tax-Free Income      Compass Capital Group          July 1, 1991
Portfolio                       New Jersey Municipal
                                Bond Fund

International Bond Portfolio    Compass Capital Group          July 1, 1991
                                International Fixed Income
                                Fund

Core Bond Portfolio             BFM Institutional Trust        December 9, 1992
                                Core Fixed Income
                                Portfolio

Low Duration Bond Portfolio     BFM Institutional Trust        July 17, 1992
                                Short Duration Portfolio

         Each Non-Money Market Portfolio presents performance information for each class thereof since the commencement of operations of that Portfolio (or the related predecessor portfolio), rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Portfolio (or predecessor portfolio) is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B Shares) when presented inclusive of sales charges. Additional performance information is presented which does not reflect the deduction of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing and processing fees and other expenses actually incurred during the periods presented and have not been restated, in cases in which the performance information for a particular class includes the performance history of a predecessor class or predecessor classes, to reflect the ongoing expenses currently borne by the particular class.

         Based on the foregoing, the average annual total returns for each Non-Money Market Portfolio for periods ended September 30, 1997 were as follows*:

                               Investor A Shares
                               -----------------

                                                   Investor A Shares
                                                   Total Return (NAV)

                                    Fund Inception   Class Intro                                          Since Fund
                                         Date           Date         1 Year   3 Year Ann.   5 Year Ann.  Inception Ann.
                                         ----           ----         ------   ----------    ----------   -------------
Large Cap Value Equity                04/20/92        05/02/92       37.01        27.40         21.11          18.95
Large Cap Growth Equity               11/01/89        03/14/92       33.18        26.71         17.07          13.70
Mid Cap Value Equity                  12/27/96        12/27/96         N/A          N/A           N/A          39.03
Mid Cap Growth Equity                 12/27/96        12/27/96         N/A          N/A           N/A          29.02
Small Cap Value Equity                04/13/92        06/02/92       46.85        24.39         21.57          19.87
Small Cap Growth Equity               09/14/93        09/15/93       15.28        35.19           N/A          25.42
International Equity                  04/27/92        06/02/92       14.36         7.88         12.06          10.92
International Small Cap Equity        09/26/97        09/28/97         N/A          N/A           N/A         (19.71)
International Emerging Markets        06/17/94        06/17/94       10.51        (2.04)          N/A          (0.28)
Select Equity                         09/13/93        10/13/93       41.85        27.78           N/A          20.25
Index Equity                          04/20/92        08/02/92       39.49        28.93         19.84          18.40
Balanced                              05/14/90        05/14/90       27.93        20.45         14.42          13.73
Low Duration Bond                     07/17/92        01/18/96        6.39         6.48          5.35           5.30
Intermediate Government Bond          04/20/92        05/11/92        7.87         7.28          4.97           5.89
Intermediate Bond                     09/17/93        05/20/94        7.89         7.64           N/A           4.62
Core Bond                             12/09/92        01/31/96        9.52         9.12           N/A           7.08
Government Income                     10/03/94        10/04/94       10.48          N/A           N/A           9.66
Managed Income                        11/01/89        02/05/92        9.74         8.71          6.30           7.76
International Bond                    07/01/91        04/22/96       11.02        12.77          9.44           9.59
Tax-Free Income                       03/14/90        05/14/90        9.58         9.16          7.18           8.02
Pennsylvania Tax-Free Income          12/01/92        12/01/92        7.95         8.01           N/A           8.89
New Jersey Tax-Free Income            07/01/91        01/25/96        7.94         7.36          6.32           7.34
Ohio Tax-Free Income                  12/01/92        12/01/92        8.03         8.04           N/A           5.98

                                                       Total Return (Load Adjusted)
                                                       ---------------------------

                                                                                      Since Fund
                                             1 Year       3 Year Ann.   5 Year Ann.  Inception Ann.
                                             ------       ----------    ----------   -------------
Large Cap Value Equity                        30.88         25.45          20.00          17.96
Large Cap Growth Equity                       27.22         24.70          15.99          13.04
Mid Cap Value Equity                            N/A           N/A            N/A          30.89
Mid Cap Growth Equity                           N/A           N/A            N/A          21.46
Small Cap Value Equity                        40.26         22.49          20.46          18.86
Small Cap Growth Equity                       10.11         33.12          (0.92)         24.00
International Equity                           8.67          6.02          10.91           9.88
International Small Cap Equity                  N/A           N/A            N/A         (98.16)
International Emerging Markets                 4.97         (3.70)           N/A          (1.83)
Select Equity                                 35.55         25.84            N/A          18.89
Index Equity                                  35.31         27.63          19.11          17.74
Balanced                                      22.19         18.63          13.38          13.03
Low Duration Bond                              3.20          5.41           4.72           4.68
Intermediate Government Bond                   3.30          5.83           4.12           5.10
Intermediate Bond                              3.56          6.18            N/A           3.57
Core Bond                                      5.14          7.65          (0.81)          6.18
Government Income                              5.52           N/A            N/A           7.99
Managed Income                                 4.76          7.06           5.33           7.14
International Bond                             5.47         10.86           8.33           8.70
Tax-Free Income                                5.21          7.68           6.31           7.42
Pennsylvania Tax-Free Income                   7.95          8.01            N/A           6.60
New Jersey Tax-Free Income                     3.62          5.91           5.45           6.64
Ohio Tax-Free Income                           3.74          6.57            N/A           5.08

                                                                           Investor B Shares


                                                  Investor B Shares
                                                  Total Return (NAV)

                                  Fund Inception   Class Intro                                               Since Fund
                                       Date            Date          1 Year    3 Year Ann.    5 Year Ann.  Inception Ann.
                                       ----            ----          ------    ----------     ----------   -------------
Large Cap Value Equity                04/20/92      01/16/96         36.00        26.89         20.82          18.69
Large Cap Growth Equity               11/01/89      01/24/96         32.18        26.13         16.74          13.51
Mid Cap Value Equity                  12/27/96      12/27/96           N/A          N/A           N/A          38.84
Mid Cap Growth Equity                 12/27/96      12/27/96           N/A          N/A           N/A          26.60
Small Cap Value Equity                04/13/92      10/03/94         45.67        23.57         21.09          19.44
Small Cap Growth Equity               09/14/93      01/18/96         14.47        34.54           N/A          24.98
International Equity                  04/27/92      10/03/94         13.63         7.16         11.62          10.52
International Small Cap Equity        09/26/97      09/26/97           N/A          N/A           N/A         (19.71)
International Emerging Markets        06/17/94      04/25/96          9.78        (2.34)          N/A          (0.56)
Select Equity                         09/13/93      03/27/96         40.70        27.28           N/A          19.90
Index Equity                          04/20/92      02/07/96         38.31        28.43         19.56          18.14
Balanced                              05/14/90      10/04/94         26.95        19.60         13.93          13.42
Low Duration Bond                     07/17/92      11/18/96          5.73         6.26          5.22           6.17
Intermediate Government Bond          04/20/92      10/11/96          6.80         7.02          4.82           5.76
Intermediate Bond                     09/17/93      10/01/97          7.89         7.64           N/A           4.62
Core Bond                             12/09/92      03/18/96          8.71         8.72           N/A           6.83
Government Income                     10/03/94      10/03/94          9.66          N/A           N/A           8.90
Managed Income                        11/01/89      07/15/97          9.67         8.69          6.30           7.76
International Bond                    07/01/91      04/19/96         10.11        12.35          9.19           9.39
Tax-Free Income                       05/14/90      07/18/96          8.77         8.83          6.97           7.88
Pennsylvania Tax-Free Income          12/01/92      10/03/94          7.12         7.22           N/A           6.14
New Jersey Tax-Free Income            07/01/91      07/02/96          7.14         7.02          6.12           7.18
Ohio Tax-Free Income                  12/01/92      10/13/94          7.23         7.20           N/A           5.47
                                           Total Return (Load Adjusted)
                                           ----------------------------
                                                                                  Since Fund
                                           1 Year     3 Year Ann.    5 Year Ann.  Inception Ann.
                                           ------     ----------     ----------   -------------
Large Cap Value Equity                     29.88         25.39          20.33          18.25
Large Cap Growth Equity                    26.23         24.65          16.27          13.51
Mid Cap Value Equity                         N/A           N/A            N/A          30.43
Mid Cap Growth Equity                        N/A           N/A            N/A          21.12
Small Cap Value Equity                     39.14         22.11          20.61          19.00
Small Cap Growth Equity                     9.32         32.95          (0.40)         24.04
International Equity                        8.50          5.89          11.17          10.11
International Small Cap Equity               N/A           N/A            N/A         (98.16)
International Emerging Markets              4.84         (3.66)         (0.40)         (1.83)
Select Equity                              34.37         25.77          (0.40)         19.00
Index Equity                               32.09         26.91          19.07          17.71
Balanced                                   21.21         18.19          13.47          13.42
Low Duration Bond                           0.97          5.01           4.80           4.76
Intermediate Government Bond                1.99          5.76           4.40           5.36
Intermediate Bond                           3.03          6.37          (0.40)          3.71
Core Bond                                   3.82          7.43          (0.40)          6.16
Government Income                           4.73           N/A            N/A           7.43
Managed Income                              4.73          7.40           5.87           7.76
International Bond                          5.16         11.02           8.75           9.22
Tax-Free Income                             3.88          7.55           6.54           7.88
Pennsylvania Tax-Free Income                2.30          5.95          (0.40)          5.48
New Jersey Tax-Free Income                  2.32          5.76           5.69           7.01
Ohio Tax-Free Income                        2.40          5.94          (0.40)          4.81

                                                      Investor C Shares
-----------------------------------------------------------------------


                                                   Investor C Shares
                                                   Total Return (NAV)
                                                   ------------------
                                   Fund Inception    Class Intro                                             Since Fund
                                       Date           Date         1 Year       3 Year Ann.   5 Year Ann.  Inception Ann.
                                   --------------   ------------   ------       -----------   -----------  --------------
Large Cap Value Equity                04/20/82      08/16/96       36.00          26.89         20.82          18.69
Large Cap Growth Equity               11/01/89      01/24/97       32.18          26.13         16.74          13.51
Mid Cap Value Equity                  12/27/96      12/27/96         N/A            N/A           N/A          38.64
Mid Cap Growth Equity                 12/27/96      12/27/96         N/A            N/A           N/A          28.60
Small Cap Value Equity                04/13/92      10/01/96       45.67          23.57         21.09          19.44
Small Cap Growth Equity               09/14/93      09/06/96       14.47          34.54           N/A          24.98
International Equity                  04/27/92      12/05/96       13.63           7.16         11.62          10.52
International Small Cap Equity        09/26/97      09/26/97         N/A            N/A           N/A         (19.71)
International Emerging Markets        06/17/94      03/21/97        9.78          (2.34)          N/A          (0.56)
Select Equity                         09/13/93      09/27/96       40.70          27.28           N/A          19.90
Index Equity                          04/20/92      08/14/96       38.31          28.43         19.56          18.14
Balanced                              05/14/90      12/20/96       26.95          19.60         13.93          13.42
Low Duration Bond                     07/17/92      06/03/97        5.73           6.26          5.22           5.17
Intermediate Government Bond          04/20/92      10/08/96        6.80           7.02          4.82           5.75
Intermediate Bond                     09/17/93        N/A            N/A            N/A           N/A            N/A
Core Bond                             12/09/92      05/01/97        8.71           8.72           N/A           8.83
Government Income                     10/03/94      02/28/97        9.66            N/A           N/A           8.90
Managed Income                        11/01/89        N/A            N/A            N/A           N/A            N/A
International Bond                    07/01/91      09/11/96       10.11          12.35          9.19           9.39
Tax-Free Income                       05/14/90      02/28/97        8.77           8.83          6.97           7.88
Pennsylvania Tax-Free Income          12/01/92        N/A            N/A            N/A           N/A            N/A
New Jersey Tax-Free Income            07/01/91        N/A            N/A            N/A           N/A            N/A
Ohio Tax-Free Income                  12/01/92        N/A            N/A            N/A           N/A            N/A


                                       Total Return (Load Adjusted)
                                       ----------------------------
                                                                                 Since Fund
                                      1 Year       3 Year Ann.    5 Year Ann.  Inception Ann.
                                      ------       -----------    -----------  --------------
Large Cap Value Equity                 34.64           N/A            N/A            N/A
Large Cap Growth Equity                30.86           N/A            N/A            N/A
Mid Cap Value Equity                   (1.00)          N/A            N/A          35.64
Mid Cap Growth Equity                  (1.00)          N/A            N/A          26.93
Small Cap Value Equity                 44.21           N/A            N/A            N/A
Small Cap Growth Equity                13.33           N/A            N/A            N/A
International Equity                   12.49           N/A            N/A            N/A
International Small Cap Equity         (1.00)          N/A            N/A         (61.55)
International Emerging Markets          8.68           N/A            N/A            N/A
Select Equity                          39.29           N/A            N/A            N/A
Index Equity                           36.93           N/A            N/A            N/A
Balanced                               25.68           N/A            N/A            N/A
Low Duration Bond                       4.67           N/A            N/A            N/A
Intermediate Government Bond           21.35           N/A            N/A            N/A
Intermediate Bond                        N/A           N/A            N/A            N/A

Core Bond                               7.62           N/A            N/A            N/A
Government Income                       8.56           N/A            N/A            N/A
Managed Income                           N/A           N/A            N/A            N/A

International Bond                      9.01           N/A            N/A            N/A
Tax-Free Income                         7.68           N/A            N/A            N/A
Pennsylvania Tax-Free Income             N/A           N/A            N/A            N/A

New Jersey Tax-Free Income               N/A           N/A            N/A            N/A

Ohio Tax-Free Income                     N/A           N/A            N/A            N/A

                                Service Shares
----------------------------------------------


                                                                           Service Shares
                                                                           Total Return (NAV)
                                                                           ------------------
                                        Fund Inception      Class Intro                                                Since Fund
                                             Date              Date          1 Year    3 Year Ann.    5 Year Ann.    Inception Ann.
                                        --------------      -----------      ------    -----------    -----------    --------------
                                           00/00/00          00/00/00        00.00       00.00          00.00           (00.00)
Large Cap Value Equity                     04/20/92          07/29/93        37.22       27.58          21.24            19.07
Large Cap Growth Equity                    11/01/89          07/29/93        33.38       26.89          17.23            13.81
Mid Cap Value Equity                       12/27/96          12/27/96          N/A         N/A            N/A            39.46
Mid Cap Growth Equity                      12/27/96          12/27/96          N/A         N/A            N/A            29.44
Small Cap Value Equity                     04/13/92          07/29/93        46.95       24.58          21.71            19.99
Small Cap Growth Equity                    09/14/93          09/15/93        15.54       35.43            N/A            25.66
International Equity                       04/27/92          07/29/93        14.52        8.03          12.19            11.03
International Small Cap Equity             09/26/97          09/26/97          N/A         N/A            N/A           (19.71)
International Emerging Markets             06/17/94          06/17/94        10.74       (1.85)           N/A            (0.07)
Select Equity                              09/13/93          09/15/93        42.12       27.96            N/A            20.43
Index Equity                               04/20/92          07/29/93        39.58       29.08          19.96            18.51
Balanced                                   05/14/90          07/29/93        28.07       20.57          14.52            13.80
Low Duration Bond                          07/17/92          01/12/96         6.57        6.59           5.35             5.35
Intermediate Government Bond               04/20/92          07/29/93         7.75        7.39           5.05             5.96
Intermediate Bond                          09/17/93          09/23/93         8.07        7.75            N/A             4.72
Core Bond                                  12/09/92          01/12/96         9.71        9.24            N/A             7.15
Managed Income                             11/01/89          07/29/93         9.93        8.92           6.48             7.87
International Bond                         07/01/91          07/01/91        11.23       12.87           9.50             9.64
Tax-Free Income                            05/14/90          07/29/93         9.77        9.37           7.35             8.14
Pennsylvania Tax-Free Income               12/01/92          07/29/93         8.10        8.18            N/A             6.69
New Jersey Tax-Free Income                 07/01/91          07/01/91         8.11        7.47           6.39             7.39
Ohio Tax-Free Income                       12/01/92          07/29/93         8.53        8.45            N/A             5.98

                             Institutional Shares
-------------------------------------------------


                                                                      INSTITUTIONAL SHARES
                                                                      --------------------
                                                                      TOTAL RETURN (NAV)
                                                                      ------------------

                                                   FUND INCEPTION         CLASS INTRO
                                                        DATE                 DATE               1 YEAR           3 YEAR ANN.
                                                   --------------         -----------           ------           ----------
Large Cap Value Equity                                04/20/92             04/20/92             37.66               27.94
Large Cap Growth Equity                               11/01/89             11/01/89             33.69               27.25
Mid Cap Value Equity                                  12/27/96             12/27/96               N/A                 N/A
Mid Cap Growth Equity                                 12/27/96             12/27/96               N/A                 N/A
Small Cap Value Equity                                04/13/92             10/01/96             47.36               24.91
Small Cap Growth Equity                               09/14/93             09/06/96             15.89               35.91
International Equity                                  04/27/92             04/27/92             14.88                8.34
International Small Cap Equity                        09/26/97             09/26/97               N/A                 N/A
International Emerging Markets                        06/17/94             06/17/94             11.16               (1.54)
Select Equity                                         09/13/93             09/13/93             42.50               28.33
Index Equity                                          04/20/92             04/20/92             39.98               29.44
Balanced                                              05/14/90             05/01/92             28.43               20.92
Low Duration Bond                                     07/17/92             07/17/92              6.89                6.78
Intermediate Government Bond                          04/20/92             04/20/92              8.08                7.70
Intermediate Bond                                     09/17/93             09/17/93              8.40                8.06
Core Bond                                             12/09/92             12/09/92             10.03                9.40
Managed Income                                        11/01/89             11/01/89             10.25                9.22
International Bond                                    07/01/91             06/07/96              7.64               13.02
Tax-Free Income                                       05/14/90             01/21/93             10.09                9.68
Pennsylvania Tax-Free Income                          12/01/92             12/01/92              8.43                8.50
New Jersey Tax-Free Income                            07/01/91             10/01/97              8.11                7.47
Ohio Tax-Free Income                                  12/01/92             12/01/92              8.53                8.45

                                                           SINCE FUND
                                       5 YEAR ANN.        INCEPTION ANN.
                                       -----------        --------------
Large Cap Value Equity                     21.51                19.32
Large Cap Growth Equity                    17.47                13.96
Mid Cap Value Equity                         N/A                39.89
Mid Cap Growth Equity                        N/A                29.85
Small Cap Value Equity                     21.98                20.24
Small Cap Growth Equity                      N/A                26.06
International Equity                       12.45                11.28
International Small Cap Equity               N/A               (19.71)
International Emerging Markets               N/A                 0.24
Select Equity                                N/A                20.74
Index Equity                               20.23                18.76
Balanced                                   14.80                13.99
Low Duration Bond                           5.54                 5.47
Intermediate Government Bond                5.29                 6.18
Intermediate Bond                            N/A                 5.02
Core Bond                                    N/A                 7.25
Managed Income                              6.72                 8.03
International Bond                          9.59                 9.71
Tax-Free Income                             7.60                 8.31
Pennsylvania Tax-Free Income                 N/A                 6.91
New Jersey Tax-Free Income                  6.39                 7.39
Ohio Tax-Free Income                         N/A                 6.22

                  *Notes
                   -----


                  Performance information presented for Investor A, Investor B, Investor C and Service Shares of a Portfolio prior to their introduction dates does not reflect shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Performance information presented assumes the reinvestment of dividends and distributions. Performance information presented for Investor A, Investor B, Investor C and Service Shares of a Portfolio prior to their introduction as indicated in the table above is based upon historical expenses of the predecessor class or classes which do not reflect the actual expenses that an investor would incur as a holder of shares of these classes of the Portfolios. The ongoing fees and expenses borne by Investor B Shares and Investor C Shares are greater than those borne by Investor A Shares; the ongoing fees and expenses borne by a Portfolio's Investor A, Investor B and Investor C Shares are greater than those borne by the Portfolio's Service Shares; the ongoing fees and expenses borne by a Portfolio's Investor A, Investor B, Investor C and Service Shares are greater than those borne by the Portfolio's Institutional Shares; and the ongoing fees and expenses borne by a Portfolio's Investor A, Investor B, Investor C, Service and Institutional Shares are greater than those borne by the Portfolio's BlackRock Shares. Performance information presented for Institutional Shares of the Balanced, Tax-Free Income, New Jersey Tax-Free Income and International Bond Portfolios prior to their introduction dates is based upon historical expenses of predecessor classes which are higher than the actual expenses that an investor would incur as a holder of Institutional Shares of the above-mentioned Portfolios. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

                  The original class or classes of shares of each Portfolio were as follows: Balanced - Investor A Shares; Index Equity - Institutional Shares; Select Equity - Institutional Shares; Large Cap Growth Equity - Institutional Shares; Large Cap Value Equity Institutional Shares; Small Cap Value Equity Institutional Shares; Small Cap Growth Equity Institutional Shares; International Equity Institutional Shares; International Emerging Markets

                  Investor A, Institutional and Service Shares; Low Duration Bond - Institutional Shares; Intermediate Government Bond - Institutional Shares; Intermediate Bond - Institutional Shares; Core Bond - Institutional Shares; Managed Income - Institutional Shares; Tax-Free Income - Investor A Shares; New Jersey Tax-Free Income - Service Shares; Pennsylvania Tax-Free Income Investor A and Institutional Shares; Ohio Tax-Free Income - Investor A and Institutional Shares; Government Income - Investor A Shares; International Bond - Service Shares; Mid-Cap Growth Equity - Investor A, Investor B, Investor C, Institutional and Service Shares; Mid-Cap Value Equity - Investor A, Investor B, Investor C, Institutional and Service Shares and International Small Cap Equity - Investor A, Investor B, Investor C, Institutional and Service Shares.


                  The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock, Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain each Portfolio's total operating expenses during the remainder of the current fiscal year at the levels set forth in the applicable Prospectus.

     Each class of the Non-Money Market Portfolios may also from time to time include in advertisements, sales literature, communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of each class of a Non-Money Market Portfolio's shares with other performance measures. For example, in comparing the total return of a Non-Money Market Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, EAFE, the Dow Jones Industrial Average or the Shearson Lehman Hutton Government Corporate Bond Index, as appropriate, a Non-Money Market Portfolio may calculate the aggregate total return for its shares of a certain class for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in such Non-Money Market Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. A Non-Money Market Portfolio may not, for these purposes, deduct from the initial value invested or the ending value any amount representing front-end and deferred sales charges charged to purchasers of Investor A, Investor B or Investor C Shares. The Investor A, Investor B and Investor C classes of the Portfolio will, however, disclose, if appropriate, the maximum applicable sales charges and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted.

     In addition to average annual total returns, a Non-Money Market Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking sales charges into account. Excluding the sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.


     NON-MONEY MARKET PORTFOLIO YIELD. The Balanced, Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax- Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, Core Bond and International Bond Portfolios may advertise the yields on their Service, Investor A, Investor B, Investor C, Institutional and BlackRock Shares. Under the rules of the SEC, each such Portfolio advertising the respective yields for its Service, Investor A, Investor B, Investor C, Institutional and BlackRock Shares must calculate yield using the following formula:

                              a-b
                  YIELD = 2[(----- +1)6 - 1]
                              cd

                  Where:     a =   dividends and interest earned during
                                   the period.

                             b = expenses accrued for the period (net of reimbursements).

                             c =   the average daily number of shares
                                   outstanding during the period that were
                                   entitled to receive dividends.

                             d = the maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. However, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

     Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. In the case of Investor A Shares of a Non-Money Market Portfolio, a Portfolio's maximum offering price per share for purposes of the formula includes the maximum front-end sales charge imposed by the Portfolio -- currently as much as 5.00% of the per share offering price.

     Each of the Tax-Free Income, Ohio Tax-Free Income, New Jersey Tax-Free Income and Pennsylvania Tax-Free Income Portfolios may advertise the tax-equivalent yield for shares of a specified class. Under the rules of the SEC, a Portfolio advertising its tax-equivalent yield must calculate such tax-equivalent yield by dividing that portion of the yield of the Portfolio which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Portfolio which is not tax-exempt.

     The annualized yield information for the 30-day period ended September 30, 1997 for the Portfolios referenced below was as follows:


                                                                   After Waivers                        Before Waivers
                                                            --------------------------------    ----------------------------------
                                                                            Tax-Equivalent                        Tax-Equivalent
                                                                           Yield (assumes a                      Yield (assumes a
                                                                            Federal income                        Federal income
Portfolio                                                     Yield        tax rate of 28%)         Yield        tax rate of 28%)
-------------------------------------------------------     ----------   --------------------     ---------   --------------------
Low Duration Bond
 Institutional Shares                                         5.84 %           8.11 %              5.51 %          7.65 %
 Service Shares                                               5.53             7.68                5.20            7.22
 Investor A Shares                                            5.36             7.44                5.03            6.99
 Investor B Shares                                            4.60             6.39                4.27            5.93
 Investor C Shares                                            4.60             6.39                4.27            5.93
 BlackRock Shares                                             5.99             8.32                5.66            7.86
Intermediate Government Bond
 Institutional Shares                                         5.96 %           8.28 %              5.65 %          7.85 %
 Service Shares                                               5.66             7.86                5.35            7.43
 Investor A Shares                                            5.49             7.63                5.18            7.19
 Investor B Shares                                            4.73             6.57                4.42            6.14
 Investor C Shares                                            4.73             6.57                4.42            6.14
Intermediate Bond
 Institutional Shares                                         6.28 %           8.72 %              5.99 %          8.32 %
 Service Shares                                               5.98             8.31                5.69            7.90
 Investor A Shares                                            5.81             8.07                5.52            7.67
Core Bond
 Institutional Shares                                         6.32 %           8.78 %              6.03 %          8.38 %
 Service Shares                                               6.01             8.35                5.72            7.94
 Investor A Shares                                            5.84             8.11                5.55            7.71
 Investor B Shares                                            5.09             7.07                4.80            6.67
 Investor C Shares                                            5.09             7.07                4.80            6.67
 BlackRock Shares                                             6.47             8.99                6.18            8.58
Government Income
 Investor A Shares                                            6.83 %           9.49 %              6.11 %          8.49 %
 Investor B Shares                                            6.08             8.44                5.36            7.44

                                                                   After Waivers                        Before Waivers
                                                            --------------------------------    ----------------------------------
                                                                            Tax-Equivalent                        Tax-Equivalent
                                                                           Yield (assumes a                      Yield (assumes a
                                                                            Federal income                        Federal income
Portfolios                                                    Yield        tax rate of 28%)         Yield        tax rate of 28%)
-------------------------------------------------------     ----------   --------------------     ---------   --------------------
 Investor C Shares                                            6.08             8.44                5.36            7.44
Managed Income
 Institutional Shares                                         6.78 %           9.42 %              6.53 %          9.07 %
 Service Shares                                               6.48             9.00                6.23            8.65
 Investor A Shares                                            6.31             8.76                6.06            8.42
 Investor B Shares                                            5.55             7.71                5.30            7.36
International Bond
 Institutional Shares                                         5.29 %           7.35 %              5.19 %          7.21 %
 Service Shares                                               4.99             6.93                4.89            6.79
 Investor A Shares                                            4.82             6.69                4.72            6.56
 Investor B Shares                                            4.07             5.65                3.97            5.51
 Investor C Shares                                            4.07             5.65                3.97            5.51
Tax-Free Income
 Institutional Shares                                         5.00 %           6.94 %              4.65 %          6.46 %
 Service Shares                                               4.70             6.53                4.35            6.04
 Investor A Shares                                            4.53             6.29                4.18            5.81
 Investor B Shares                                            3.77             5.24                3.42            4.75
 Investor C Shares                                            3.77             5.24                3.42            4.75
Pennsylvania Tax-Free Income
 Institutional Shares                                         5.07 %           7.04 %              4.76 %          6.61 %
 Service Shares                                               4.77             6.63                4.46            6.19
 Investor A Shares                                            4.63             6.43                4.32            6.00
 Investor B Shares                                            3.84             5.33                3.53            4.90
New Jersey Tax-Free Income
 Service Shares                                               4.64 %           6.44 %              4.32 %          6.00 %
 Investor A Shares                                            4.47             6.21                4.15            5.76
 Investor B Shares                                            3.71             5.15                3.39            4.71
Ohio Tax-Free Income
 Institutional Shares                                         4.84 %           6.72 %              4.33 %          6.01 %
 Service Shares                                               4.54             6.31                4.03            5.60
 Investor A Shares                                            4.37             6.07                3.86            5.36
 Investor B Shares                                            3.61             5.01                3.10            4.31



     Other Information Regarding Investment Returns. In addition to providing performance information that demonstrates the total return or yield of shares of a particular class of a Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-free investing. The Fund may demonstrate, using certain specified hypothetical data, the compounding effect of dividend reinvestment on investments in a Non-Money Market Portfolio.

     The Money and Non-Money Market Municipal Portfolios may illustrate in advertising, sales literature, communications to shareholders and other materials the benefits of tax-free investing. For example, Table 1 shows taxpayers how to translate Federal tax savings from investments the income on which is not subject to Federal income tax into an equivalent yield from a taxable investment. Similarly, Tables 2, 3, 4, 5 and 6 show

Pennsylvania, Ohio, North Carolina, Virginia and New Jersey shareholders the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of the Pennsylvania Municipal Money Market and Pennsylvania Tax-Free Income Portfolios, the Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios, the North Carolina Municipal Money Market Portfolio, the Virginia Municipal Money Market Portfolio, and the New Jersey Municipal Money Market and New Jersey Tax-Free Income Portfolios, respectively. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Money and Non-Money Market Municipal Portfolios, which may be higher or lower than the yields shown. The following information regarding tax rates and tax-exempt yields is as of January 1, 1998.

TABLE 1 - Federal Only
-------   ------------

                                          Federal                           TAX-EXEMPT YIELD
             1998 Taxable                 Marginal
           Income Bracket                 Tax Rate*      3.0%     3.5%       4.0%      4.5%      5.0%       5.5%      6.0%
----------------------------------------------------------------------------------------------------------------------------
  Single Return         Joint Return

 $     0-  $ 25,350     $      0- $ 42,350    15.0%        3.529%    4.118%     4.706%    5.294%    5.882%     6.471%    7.059%
 $25,351-  $ 61,400     $ 42,351- $102,300    28.0%        4.167%    4.861%     5.556%    6.250%    6.944%     7.639%    8.333%
 $61,401-  $128,100     $102,301- $155,950    31.0%        4.348%    5.072%     5.797%    6.522%    7.246%     7.971%    8.696%
$128,101-  $278,450     $155,951- $278,450    36.0%        4.688%    5.469%     6.250%    7.031%    7.812%     8.594%    9.375%
    Over   $278,450         Over  $278,450    39.6%        4.967%    5.795%     6.623%    7.450%    8.278%     9.106%    9.934%

*Rates do not include the phase out of personal exemptions or itemized deductions. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1998, taxpayers with adjusted gross income in excess of a threshold amount of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000 and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

TABLE 2 - Federal and Pennsylvania
-------   ------------------------

                                          Approx.
                                          Combined
                                          Federal
                                          and PA                           TAX-EXEMPT YIELD
              1998 Federal                Marginal
         Taxable Income Bracket           Tax Rate*     3.0%      3.5%      4.0%      4.5%       5.0%      5.5%     6.0%
-----------------------------------------------------------------------------------------------------------------------------
  Single Return           Joint Return

$     0 - $ 25,350    $      0 - $42,350     17.380%    3.631%    4.236%    4.841%    5.447%     6.052%    6.657%    7.262%
$25,351 - $ 61,400    $ 42,351 -$102,300     30.016%    4.287%    5.001%    5.716%    6.430%     7.144%    7.859%    8.573%
$61,401 - $128,100    $102,301 -$155,950     32.932%    4.473%    5.219%    5.964%    6.710%     7.455%    8.201%    8.946%
$128,101- $278,450    $155,951 -$278,450     37.792%    4.823%    5.626%    6.430%    7.234%     8.038%    8.841%    9.645%
     Over $278,450         Over $278,450     41.291%    5.110%    5.962%    6.813%    7.665%     8.517%    9.368%   10.220%

*The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1998, taxpayers with adjusted gross income in excess of a threshold amount of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000 and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

TABLE 3 - Federal and Ohio
-------   ----------------


                                                                                         TAX EXEMPT YIELD

                                                             3       3.5         4       4.5          5       5.5         6

      1998
     TAXABLE            FEDERAL       OHIO
     INCOME            MARGINAL     MARGINAL    COMBINED                          TAXABLE EQUIVALENT YIELD
    BRACKETS*          TAX RATE     TAX RATE*     RATE                                 SINGLE RETURN
----------------     -----------  -----------  ---------  ---------------------------------------------------------------------
$     0 - 25,350          15%        4.457%      18.79%     3.69%     4.31%     4.93%     5.54%      6.16%     6.77%     7.39%

25,351- 40,000            28%        4.457%      31.21%     4.36%     5.09%     5.81%     6.54%      7.27%     8.00%     8.72%

40,001- 61,400            28%        5.201%      31.74%     4.40%     5.13%     5.86%     6.59%      7.33%     8.06%     8.79%

61,401- 80,000            31%        5.201%      34.59%     4.59%     5.35%     6.12%     6.88%      7.64%     8.41%     9.17%

80,001- 100,000           31%        5.943%      35.10%     4.62%     5.39%     6.16%     6.93%      7.70%     8.47%     9.25%

100,001- 128,100          31%        6.900%      35.76%     4.67%     5.45%     6.23%     7.01%      7.78%     8.56%     9.34%

128,101- 200,000          36%        6.900%      40.42%     5.03%     5.87%     6.71%     7.55%      8.39%     9.23%    10.07%

200,001- 278,450          36%        7.500%      40.80%     5.07%     5.91%     6.76%     7.60%      8.45%     9.29%    10.14%

   OVER 278,450          39.6%       7.500%      44.13%     5.37%     6.26%     7.16%     8.05%      8.95%     9.84%    10.74%

       1998           FEDERAL      OHIO
  TAXABLE INCOME     MARGINAL    MARGINAL     COMBINED                           TAXABLE EQUIVALENT YIELD
     BRACKETS*       TAX RATE    TAX RATE*      RATE                                  JOINT RETURN
-----------------    --------    ---------    ---------    ------------------------------------------------------------------
$    0 - 40,000         15%         4.457%       18.79%     3.69%      4.31%     4.93%    5.54%     6.16%    6.77%     7.39%

40,001 - 42,350         15%         5.201%       19.42%     3.72%      4.34%     4.96%    5.58%     6.20%    6.82%     7.45%

42,351 - 80,000         28%         5.201%       31.74%     4.40%      5.13%     5.86%    6.59%     7.33%    8.06%     8.79%

80,001 - 100,000        28%         5.943%       32.28%     4.43%      5.17%     5.91%    6.64%     7.38%    8.12%     8.86%

100,001- 102,300        28%         6.900%       32.97%     4.48%      5.22%     5.97%    6.71%     7.46%    8.21%     8.95%

102,301- 155,950        31%         6.900%       35.76%     4.67%      5.45%     6.23%    7.01%     7.78%    8.56%     9.34%

155,951- 200,000        36%         6.900%       40.42%     5.03%      5.87%     6.71%    7.55%     8.39%    9.23%    10.07%

200,001- 278,450        36%         7.500%       40.80%     5.07%      5.91%     6.76%    7.60%     8.45%    9.29%    10.14%

   OVER 278,450        39.6%        7.500%       44.13%     5.37%      6.26%     7.16%    8.05%     8.95%    9.84%    10.74%



*The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal adjusted gross income in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. In 1997, due to the state having surplus revenue, a 3.987% across the board reduction in the Ohio income tax rates for 1997 only was effected pursuant to Ohio Revised Code sections 131.44 and 5747.02. It is not yet known whether a reduction in the Ohio income tax rates will occur in 1998. A reduction in Ohio income tax rates, such as the 1997 reduction, has the effect of reducing the after-tax advantage of Ohio tax-exempt securities relative to taxable securities. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1998, taxpayers with adjusted gross income in excess of a threshold amount of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000 and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

TABLE 4 - FEDERAL AND NORTH CAROLINA
-------   --------------------------


           1998 Taxable                             North
          Income Bracket                Federal   Carolina     Combined Federal                               Tax-Exempt Yield
                                       Marginal   Marginal    and North Carolina
Single Return         Joint Return     Tax Rate   Tax Rate    Marginal Tax Rate*      3.0%        3.5%        4.0%        4.5%
-------------         ------------     --------   --------    ------------------      ----        ----        ----        ----
   $  0 -  12,750     $    0 -  21,250   15.0%      6.00%          20.100%          3.755%      4.380%      5.006%     5.632%
 12,751 -  25,350     21,000 -  42,350   15.0%      7.00%          20.950%          3.795%      4.428%      5.060%     5.693%
 25,351 -  60,000     42,351 - 100,000   28.0%      7.00%          33.040%          4.480%      5.227%      5.974%     6.720%
 60,001 -  61,400    100,001 - 102,300   28.0%      7.75%          33.580%          4.517%      5.269%      6.022%     6.775%
 61,401 - 128,100    102,301 - 155,950   31.0%      7.75%          36.348%          4.713%      5.499%      6.284%     7.070%
128,101 - 278,450    155,951 - 278,450   36.0%      7.75%          40.960%          5.081%      5.928%      6.775%     7.622%
     Over 278,450         Over 278,450   39.6%      7.75%          44.281%          5.384%      6.282%      7.179%     8.076%

Single Return         5.0%       5.5%        6.0%
-------------         ----       ----        ----
   $  0 -  12,750     6.258%    6.884%      7.509%
 12,751 -  25,350     6.325%    6.598%      7.590%
 25,351 -  60,000     7.467%    8.214%      8.961%
 60,001 -  61,400     7.528%    8.281%      9.033%
 61,401 - 128,100     7.855%    8.641%      9.426%
128,101 - 278,450     8.469%    9.316%     10.163%
     Over 278,450     8.974%    9.871%     10.768%



*The taxable income brackets applicable to North Carolina do not correspond to the Federal taxable income brackets. The taxable income brackets presented in this table represent the breakpoints for both the Federal and North Carolina marginal tax rate changes. When applying these brackets, Federal taxable income may be different than North Carolina taxable income. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher-income individuals. For 1998, taxpayers with adjusted gross income in excess of the threshold of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000 and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

TABLE 5 - FEDERAL AND VIRGINIA
-------   --------------------


           1998 Taxable
          Income Bracket                Federal   Virginia     Combined Federal                               Tax-Exempt Yield
                                       Marginal   Marginal       and Virginia
Single Return         Joint Return     Tax Rate   Tax Rate    Marginal Tax Rate*      3.0%        3.5%        4.0%        4.5%
-------------         ------------     --------   --------    ------------------      ----        ----        ----        ----
$     0 -  25,350     $     0 - 42,350   15.0%      5.75%          19.888%          3.745%      4.369%      4.993%     5.617%
 25,351 -  61,400     42,351 - 102,300   28.0%      5.75%          32.140%          4.421%      5.158%      5.894%     6.631%
 61,401 - 128,100    102,301 - 155,950   31.0%      5.75%          34.968%          4.613%      5.382%      6.151%     6.920%
128,101 - 278,450    155,951 - 278,450   36.0%      5.75%          39.680%          4.973%      5.802%      6.631%     7.460%
     OVER 278,450         OVER 278,450   39.6%      5.75%          43.073%          5.270%      6.148%      7.027%     7.905%

Single Return           5.0%       5.5%        6.0%
-------------           ----       ----        ----
$     0 -  22,750       6.241%    6.865%      7.489%
 22,751 -  55,100       7.368%    8.105%      8.842%
 55,101 - 115,000       7.688%    8.457%      9.226%
115,001 - 250,000       8.289%    9.118%      9.947%
     OVER 250,000       8.783%    9.661%     10.540%



*The taxable income brackets applicable to Virginia do not correspond to the Federal taxable income brackets. Because Virginia imposes a maximum tax rate of 5.75% on taxable income over $17,000, the taxable income brackets presented in this table represent the breakpoints only for the Federal marginal tax rate changes. When applying these brackets, Federal taxable income may be different than Virginia taxable income. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1998, taxpayers with adjusted gross income in excess of a threshold amount of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000 and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

Table 6 - Federal and New Jersey
-------   ----------------------


                                                 Approximate
                        Federal       NJ       Combined Federal
 1998 Taxable          Marginal    Marginal         and NJ
Income Bracket*        Tax Rate    Tax Rate   Marginal Tax Rate   3.0%    3.5%
---------------        --------    --------   -----------------   ----    ----
 Single Return
 -------------
     $     0 - 20,000     15.0%       1.400%          16.190%     3.580%  4.176%
      20,001 - 25,350     15.0%       1.750%          16.488%     3.592%  4.191%
      25,351 - 35,000     28.0%       1.750%          29.260%     4.240%  4.948%
      35,001 - 40,000     28.0%       3.500%          30.520%     4.318%  5.037%
      40,001 - 61,400     28.0%       5.525%          31.978%     4.410%  5.145%
      61,401 - 75,000     31.0%       5.525%          34.812%     4.602%  5.369%
     75,001 - 128,100     31.0%       6.370%          35.395%     4.643%  5.418%
    128,101 - 278,450     36.0%       6.370%          40.077%     5.006%  5.841%
         OVER 278,450     39.6%       6.370%          43.447%     5.305%  6.189%


 1998 Taxable
Income Bracket*
---------------
 Single Return              Tax-Exempt Yield
 -------------
                             4.0%         4.5%         5.0%     5.5%     6.0%      6.5%      7.0%
                             ----         ----         ----     ----     ----      ----      ----
                                    Taxable Yield - Single Return
     $     0 - 20,000        4.773%       5.369%       5.966%   6.562%   7.159%    7.756%   8.352%
      20,001 - 25,350        4.790%       5.388%       5.987%   6.589%   7.185%    7.783%   8.382%
      25,351 - 35,000        5.655%       6.361%       7.068%   7.775%   8.481%    9.189%   9.895%
      35,001 - 40,000        5.757%       6.471%       7.196%   7.916%   8.636%    9.355%  10.075%
      40,001 - 61,400        5.880%       6.616%       7.350%   8.086%   8.820%    9.556%  10.298%
      61,401 - 75,000        6.136%       6.903%       7.670%   8.437%   9.204%    9.971%  10.738%
     75,001 - 128,100        6.191%       6.965%       7.739%   8.513%   9.287%   10.061   10.835%
    128,101 - 278,450         6.675%       7.510%       8.344%   9.178%  10.013%   10.847%  11.682%
         OVER 278,450         7.073%       7.957%       8.841%   9.725%  10.610%   11.494%  12.378%

Joint Return                                   Taxable Yield - Joint Return
------------
     $     0 -  20,000          15.0%    1.400%     16.190%   3.580%    4.176%    4.773%
      20,001 -  42,350          15.0%    1.750%     16.488%   3.592%    4.191%    4.790%
      42,351 -  50,000          28.0%    1.750%     29.260%   4.240%    4.948%    5.655%
      50,001 -  70,000          28.0%    2.450%    *29.764%   4.271%    4.983%    5.695%
      70,001 -  80,000          28.0%    3.500%     30.520%   4.318%    5.037%    5.757%
      80,001 - 102,300          28.0%    5.525%     31.978%   4.410%    5.145%    5.880%
     102,301 - 150,000*         31.0%    5.525%     34.812%   4.602%    5.369%    6.136%
   **150,001 - 151,750          36.0%    6.370%     40.077%   5.006%    5.841%    6.675%
     151,751 - 278,450          36.0%    6.370%     40.077%   5.006%    5.841%    6.675%
          OVER 278,450          39.6%    6.370%     43.447%   5.305%    6.189%    7.073%

Joint Return                       Taxable Yield - Joint Return
------------
   $     0 -  20,000       5.369%   5.966%   6.562%   7.159%    7.756%    8.352%
    20,001 -  42,350       5.388%   5.987%   6.589%   7.185%    7.783%    8.382%
    42,351 -  50,000       6.361%   7.068%   7.775%   8.481%    9.189%    9.895%
    50,001 -  70,000       6.407%   7.189%   7.831%   8.543%    9.255%    9.966%
    70,001 -  80,000       6.471%   7.196%   7.916%   8.636%    9.355%   10.075%
    80,001 - 102,300       6.616%   7.350%   8.086%   8.820%    9.556%   10.298%
   102,301 - 150,000*      6.903%   7.670%   8.437%   9.204%    9.971%   10.738%
   150,001 - 151,750**     7.510%   8.344%   9.178%  10.013%   10.847%   11.682%
   151,751 - 278,450       7.510%   8.344%   9.178%  10.013%   10.847%   11.682%
        OVER 278,450       7.957%   8.841%   9.725%  10.610%   11.494%   12.378%

 * The 31% Federal Taxable Income Bracket is $102,301 - $155,950.
   The 5.525% New Jersey Taxable Income Bracket is $80,001 - $150,000.

** The 36% Federal Taxable income Bracket is $155,950 - $278,450.
   The 6.370% New Jersey Taxable Income Bracket is $150,001 - $271,050.

* The taxable income brackets applicable to New Jersey do not correspond to the Federal taxable income brackets. The taxable income brackets presented in this table represent the breakpoints for both the Federal and New Jersey marginal tax rate changes. When applying these brackets, Federal taxable income will be different than New Jersey taxable income because New Jersey does not start with Federal taxable income in computing its own state income tax base. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher-income individuals. For 1998, taxpayers with adjusted gross income in excess of a threshold amount of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of
    (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000, and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

     MISCELLANEOUS. Yields on shares of a Portfolio may fluctuate daily and do not provide a basis for determining future yields. Because such yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one Portfolio to another, consideration should be given to each Portfolio's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, market conditions, operating expenses and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by Service Organizations and other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolios.

     When comparing a Portfolio's performance to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds.

     From time to time, a Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example a Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Portfolios to one another in appropriate categories over specific periods of time may also be quoted in advertising.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives) investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions and the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio), as well as the views of the Portfolios' adviser and/or sub-advisers as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio. In addition, selected indices may be used to illustrate historic performance of select asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Portfolio. In addition, advertisements, sales literature, shareholder communications or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, benefits, characteristics or services associated with a particular class of shares, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. Materials may include lists of representative clients of the Portfolios' investment adviser and sub-advisers. Materials may refer to the CUSIP numbers of the various classes of the Portfolios and may illustrate how to find the listings of the Portfolios in newspapers and periodicals. Materials may also include discussions of other Portfolios, products, and services.

     Charts and graphs using net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of return. Unless otherwise indicated, the adjusted NAVs are not adjusted for sales charges, if any.

     A Portfolio may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     A Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, a Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     Momentum indicators indicate a Portfolio's price movements over specific periods of time. Each point on the momentum indicator represents the Portfolio's percentage change in price movements over that period.

     A Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. A Portfolio may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time.

     A Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

     Advertisements and sales materials relating to a Portfolio may include information regarding the background, experience and expertise of the investment adviser and/or portfolio manager for the Portfolio.

                                     TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     Please note that for purposes of satisfying certain of the requirements for taxation as a regulated investment company described below, the Index Equity Portfolio is deemed to own a proportionate share of the assets and gross income of the Index Master Portfolio in which the Index Equity Portfolio invests all of its assets. Also, with respect to the Index Equity Portfolio, the discussion below that relates to the taxation of futures contracts and other rules pertaining to the timing and character of income apply to the Index Master Portfolio.


     Each Portfolio of the Fund has elected and intends to qualify for taxation as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from federal income tax on its net investment income (i.e., investment company taxable income as that term is defined in the Code without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its net investment income and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of net investment income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

     Each of the Money and Non-Money Market Municipal Portfolios is designed to provide investors with tax-exempt interest income. Shares of the Money and Non-Money Market Municipal Portfolios would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Money and Non-Money Market Municipal Portfolios may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Money and Non-Money Market Municipal Portfolios to pay exempt interest dividends for any taxable year, at the close of each quarter of the taxable year at least 50% of the value of each such Portfolio must consist of exempt interest obligations. Exempt interest dividends distributed to shareholders are not included in the shareholder's gross income for regular Federal income tax purposes. However, gain realized by such Portfolios from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of accrued market discount. Also, all shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax (currently imposed at the rate of 26% (28% on the taxable excess over $175,000) or 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers) in two circumstances. First, exempt interest dividends derived from certain "private activity" bonds issued after August 7, 1986, generally will constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum tax purposes. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

     If a Money or Non-Money Market Municipal Portfolio distributes exempt interest dividends during the shareholder's taxable year, no deduction generally will be allowed for any interest expense on indebtedness incurred to purchase or carry shares of such Portfolio.

     Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio or Ohio Tax-Free Income Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories if the interest on such obligations is exempt from state income taxation under the laws of the United States (collectively with Ohio State-Specific Obligations, the "Obligations") if
(a) the Portfolio continues to qualify as a regulated investment company for Federal income tax purposes and (b) at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio State-Specific Obligations or similar obligations of other states or their subdivisions. The Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios are not subject to the Ohio personal income tax, school district income taxes in Ohio, the Ohio corporation franchise tax, or the Ohio dealer in intangibles tax, provided that, with respect to the Ohio corporation franchise tax and the Ohio dealer in intangibles tax, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner, however, has waived this annual filing requirement for each year (and is expected to do so for 1998) since 1990, the first tax year to which such requirement applied. Distributions with respect to shares of the Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios properly attributable to proceeds of insurance paid to those Portfolios that represent maturing or matured interest on defaulted Obligations held by those Portfolios and that are excluded from gross income for Federal income tax purposes will not be subject to Ohio personal income tax or municipal or school district income taxes in Ohio, nor included in the net income base of the Ohio corporation franchise tax.

     Distributions of exempt-interest dividends, to the extent attributable to interest on North Carolina State-Specific Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to North Carolina individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax. An investment in a Portfolio (including the North Carolina Municipal Money Market Portfolio) by a corporation subject to the North Carolina franchise tax will be included in the capital stock, surplus and undivided profits base in computing the North Carolina franchise tax. Investors in a Portfolio including, in particular, corporate investors which may be subject to the North Carolina franchise tax, should consult their tax advisors with respect to the effects on such tax of an investment in a Portfolio and with respect to their North Carolina tax situation in general.

     As a regulated investment company, the Virginia Municipal Money Market Portfolio may distribute dividends that are exempt from the Virginia income tax to its shareholders if the Portfolio satisfies all requirements for conduit treatment under Federal law and, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from taxation under Federal law. If the Portfolio fails to qualify, no part of its dividends will be exempt from the Virginia income tax. To the extent any portion of the dividends are derived from taxable interest for Virginia purposes or from net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term capital gains realized and distributed by the Portfolio will follow through to its shareholders regardless of how long the shareholders have held their shares. Generally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolio will not be deductible for Virginia income tax purposes.


     To be classified as a qualified investment fund for New Jersey personal income tax purposes, at least 80% of the investments of the New Jersey Municipal Money Market Portfolio and New Jersey Tax-Free Income Portfolio must consist of New Jersey State-Specific Obligations or direct U.S. Government obligations excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by the regulated investment company rules of the Internal Revenue Code, cash and cash items, which cash items shall include receivables; the Portfolios must have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and the Portfolios must satisfy certain reporting obligations and provide certain information to shareholders.


     Distributions of net investment income will be taxable (other than the possible allowance of the dividends received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from a Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. The Money and Non-Money Market Municipal Portfolios may each purchase securities that do not bear tax-exempt interest. Any income on such securities recognized by the Portfolio will be distributed and will be taxable to its shareholders.

     Each Portfolio intends to distribute to shareholders any of its net capital gain for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.


     In the case of corporate shareholders, distributions (other than capital gain dividends) of a Non-Money Market Portfolio for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions attributable to net investment income from debt securities and net realized short-term capital gain will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction.


     Under current law, ordinary income of individuals will be taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Under recently enacted legislation, long-term capital gains of individuals are taxed at a maximum rate of 28% with respect to capital assets held for more than 12 months but less than 18 months and at a maximum rate of 20% with respect to capital assets held for more than 18 months (10% for gains otherwise taxed at 15%). Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum nominal rate of 35%.

     Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares. For shareholders of the Non-Money Market Portfolios, any loss incurred on the sale or exchange of a Portfolio's shares, held six months or less, will be disallowed to the extent of exempt-interest dividends paid with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


     Each Non-Money Market Portfolio may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Portfolio and defer recognition of certain of the Portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.


     If a Portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), such Portfolio may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), in lieu of the foregoing requirements, the Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Portfolio. Alternatively, under recently enacted legislation, a Portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax (described below).


     Investment income that may be received by certain of the Portfolios from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Portfolio to a reduced rate of, or exemption from, taxes on such income. If more than 50% of the value of the total assets at the close of the taxable year of the International Equity Portfolio, International Emerging Markets Portfolio, International Small Cap Equity Portfolio and International Bond Portfolio consist of stock or securities of foreign corporations, such Portfolio may elect to "pass through" to the Portfolio's shareholders the amount of foreign taxes paid by such Portfolio. If a Portfolio so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Portfolio, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Portfolio representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held shares of the Portfolio for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, such Portfolio must also meet this holding period requirement with respect to its foreign stocks and securities in order for "creditable" taxes to flow-through. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.


     Ordinary income dividends paid by a Portfolio will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of "qualifying dividends" received by a Portfolio from domestic corporations for the taxable year. A dividend received by a Portfolio will not be treated as a qualifying dividend (i) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock), (ii) to the extent that a Portfolio is under an obligation to make related payments with respect to positions in substantially similar or related property or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Portfolio.

     If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions (including amounts derived from interest on Municipal Obligations) will be taxable as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund when required to do so that he is not subject to backup withholding or that he is an "exempt recipient."

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.


     The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the federal income tax consequences described above.

                   ADDITIONAL INFORMATION CONCERNING SHARES

     Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

     There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

     The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Fund. As stated in the Prospectuses, certain expenses of a Portfolio may be charged to a specific class of shares representing interests in that Portfolio.

     The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the liquidation and termination of any Portfolio or class of shares. Upon any liquidation of a Portfolio, Shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution.


                                 MISCELLANEOUS


     Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds/SM/ to BlackRock Funds/SM/.

     COUNSEL. The law firm of Simpson Thacher & Bartlett (a partnership which includes professional corporations), 425 Lexington Avenue, New York, New York 10017, serves as the Fund's counsel. The law firm of Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's counsel.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., with offices located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the Fund's and the Trust's independent accountants.

     FIVE PERCENT OWNERS. The name, address and percentage ownership of each person that on January 8, 1998 owned of record or beneficially 5% or more of the outstanding shares of a

Portfolio which had commenced operations as of that date was as follows:



Money Market Portfolio: PNC Bank, Airport Business Center/Int'l Court 2, 200
----------------------
Stevens Dr., Lester, PA 19113, 79.498%; BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3212, 8.730%; U.S. Treasury
                                                                 -------------
Money Market Portfolio: PNC Bank, Airport Business Center/Int'l Court 2, 200
----------------------
Stevens Dr., Lester, PA 19113, 81.731%; Large Cap Value Equity Portfolio: PNC
                                        --------------------------------
Bank, Saxon & Co., Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 82.888%; Intermediate Government Bond Portfolio: PNC Bank, Saxon &
                   --------------------------------------
Co., Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 92.482%; Municipal Money Market Portfolio: PNC Bank, Airport Business
         --------------------------------
Center/Int'l Court 2, 200 Stevens Dr., Lester, PA 19113, 75.728%; PNC Bank Pittsburgh, Treas Management-32nd Fl., Two PNC Place, Pittsburgh, PA 15222, 12.721%; Small Cap Value Equity Portfolio: PNC Bank, Saxon & Co., Attn: Income
         --------------------------------
Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 69.236%; National City Bank Kentucky, Humana Retirement/Savings Tr., P.O. Box 94777, Cleveland, OH 44101, 8.418%; Large Cap Growth Equity Portfolio: PNC Bank, Saxon & Co., Attn:
               ---------------------------------
Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 88.882%; Managed Income Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections, 200
------------------------
Stevens Dr., Suite 260, Lester, PA 19113, 88.059%; Tax-Free Income Portfolio:
                                                   --------------------------
PNC Bank, Saxon & Co., Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 85.165%; Balanced Portfolio: PNC Bank, Saxon & Co., Attn:
                           ------------------
Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 63.110%; BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3212, 17.965%; International Equity Portfolio: PNC Bank, Saxon & Co.,
                     ------------------------------
Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 91.267%; Ohio Tax-Free Income Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections,
------------------------------
200 Stevens Dr., Suite 260, Lester, PA 19113, 69.768%; BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3212, 17.283%; Pennsylvania Tax-Free Income Portfolio: PNC Bank, Saxon & Co., Attn: Income
--------------------------------------
Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 44.933%; BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3212, 30.190%; North Carolina Municipal Money Market Portfolio: North
                     -----------------------------------------------
Carolina Trust Co., 301 North Elm St., P.O. Box 1108, Greensboro, NC 27402, 54.766%; Branch Banking and Trust Company, Wilbranch & Company, Trust Department, P.O. Box 1847, Wilson, NC 27893, 15.722%; First Citizens Bank, McWood & Company, P.O. Box 29522, Raleigh, NC 27626, 7.951%; Central Carolina Bank & Trust Co., P.O. Box 30010, Durham, NC 27702-3010, 12.051%; Ohio Municipal
                                                                  --------------
Money Market Portfolio: PNC Bank, Airport Business Center/Int'l Court 2, 200
----------------------
Stevens Dr., Lester, PA 19113, 45.378%; BHC Securities, One Commerce Square, 2005 Market St, Philadelphia, PA 19103-3212, 36.690%; Wayne County National Bank, Wayco & Co., P.O. Box 757/1776 Beall Avenue, Wooster, OH 44691, 10.632%; Low Duration Bond Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections,
---------------------------
200 Stevens Dr., Suite 260, Lester, PA 19113, 50.035%; BIT Acquisition Corporation, 9 Parker, Irvine, CA 92718, 12.960%; U.S. Industries Inc., Master Trust, c/o Bank of New York, One

Wall Street, 12th Floor, New York, NY 10286, 11.437%; Vimrx Pharmaceuticals Inc., 2751 Centerville Rd., Ste. 210, Wilmington, DE 19806, 5.234%; Intermediate
                                                                    ------------
Bond Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections, 200 Stevens
--------------
Dr., Suite 260, Lester, PA 19113, 96.631%; Select Equity Portfolio: PNC Bank,
                                           -----------------------
Saxon & Co., Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 88.395%; Small Cap Growth Equity Portfolio: PNC Bank, Saxon & Co., Attn:
                ---------------------------------
Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 55.016%; Pennsylvania Municipal Money Market Portfolio: PNC Bank, Airport Business
---------------------------------------------
Center/Int'l Court 2, 200 Stevens Dr., Lester, PA 19113, 72.542%; Janney Montgomery Scott, 1801 Market Street, 9th Floor, Philadelphia, PA 19103, 7.704%; BHC Securities, Inc., One Commerce Square, 2005 Market St, Philadelphia, PA 19103-3212, 5.310%; Virginia Municipal Money Market Portfolio: First Virginia
                    -----------------------------------------
Bank Inc., Oldom & Company, 6400 Arlington Blvd., Falls Church, VA 22042, 57.973%; American National Bank & Trust Co, Ambro and Company, 628 Main St, P.O. Box 191, Danville, VA 24543, 5.444%; Mentor Investment Group, as advisor for Virginia State Non-Arbitrage Program, 901 East Byrd Street, 6th Fl., Richmond, VA 23219, 15.720%; F&M Bank-Peoples Warrtrust & Co., P.O. Box 93, Warrenton, VA 22186, 6.799%; International Bond Portfolio: PNC Bank, Saxon & Co., 200 Stevens
               ----------------------------
Dr., Suite 260, Lester, PA 19113, 86.150%; International Emerging Markets
                                           ------------------------------
Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections, 200 Stevens Dr.,
---------
Suite 260, Lester, PA 19113, 93.154%; Government Income Portfolio: BHC
                                      ---------------------------
Securities, Inc., One Commerce Square, 2005 Market St, Phila., PA 19103-3212, 16.102%; New Jersey Municipal Money Market Portfolio: PNC Bank, Airport Business
         -------------------------------------------
Center/Int'l Court 2, 200 Stevens Dr., Lester, PA 19113, 74.379%; Janney Montgomery Scott, 1801 Market Street, 9th Fl., Phila., PA 19103, 14.569%; New
                                                                          ---
Jersey Tax-Free Income Portfolio: PNC Bank, Saxon & Co., Attn: Income
--------------------------------
Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 58.461%; BHC Securities, Inc., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103-3212, 7.731%; Core Bond Portfolio: PNC Bank, Saxon & Co.,
                                     -------------------
Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 83.187%; Mid-Cap Value Portfolio: PNC Bank, Saxon & Co., 200 Stevens Dr., Suite 260,
-----------------------
Lester, PA 19113, 89.033%; Mid-Cap Growth Portfolio: PNC Bank, Saxon & Co.,
                           ------------------------
Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 92.342%; Index Equity Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections, 200
----------------------
Stevens Dr., Suite 260, Lester, PA 19113, 73.274%; International Small Cap
                                                   -----------------------
Equity Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections, 200 Stevens
----------------
Drive, Suite 260, Lester, PA 19113, 84.196%; Merrill Lynch Pierce Fenner Financial Data Services, Attn: Stock Powers, 4800 E. Deer Lake Dr., 3rd Fl., Jacksonville, FL 32246, 5.106%.

     On January 23, 1998, PNC Bank, which has its principal offices at 1600 Market Street, Philadelphia, Pennsylvania 19103, held of record approximately 77% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.


     BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. BlackRock, Inc., PIMC, BlackRock, PCM, PEAC, CastleInternational, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.


     BlackRock, Inc., PIMC, BlackRock, PCM, PEAC, CastleInternational and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

     SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


                             FINANCIAL STATEMENTS



     BLACKROCK FUNDS. The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1997 (the "1997 Annual Report") are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, L.L.P., except for the statements of changes in net assets for the year ended June 30, 1995 for the Core Bond Portfolio and Short Government Bond Portfolio (now known as Low Duration Bond Portfolio) and the financial highlights for the periods ended June 30, 1995, 1994 and 1993 for those same Portfolios which have been audited by other auditors. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.


     The financial highlights included in the 1997 Annual Report for each of the two years in the period ended June 30, 1995, and for the period from July 17, 1992 through June 30, 1993 for the Short Government Bond Portfolio (now known as the Low Duration Bond Portfolio) and the period from December 9, 1992 through June 30, 1993 for the Core Bond Portfolio, and the statements of changes in net assets for the year ended June 30, 1995 for those same Portfolios have been audited by the former independent accountants of the Predecessor BFM Portfolios, Deloitte & Touche, L.L.P., whose report thereon is also incorporated herein by reference. Such financial statements have been incorporated herein by reference in reliance on the reports of Coopers & Lybrand L.L.P. and Deloitte & Touche, L.L.P. given upon their authority as experts in accounting and auditing.


     INDEX MASTER PORTFOLIO. The audited financial statements and notes thereto for The U.S. Large Company Series of the Trust for the fiscal year ended November 30, 1996 (the "1996 Index Master Report") and the unaudited financial statements and notes thereto for the Trust's U.S. Large Company Series for the period ended September 30, 1997 (the "1997 Index Master Report") contained in the Fund's 1997 Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information. No other parts of the 1996 Index Master Report or 1997 Index Master Report are incorporated by reference herein. The financial statements included in the 1996 Index Master Report have been audited by the Trust's independent accountants, Coopers & Lybrand L.L.P., whose reports thereon are incorporated herein by reference. Such financial statements have been incorporated herein by reference in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the 1996 Index Master Report may be obtained at no charge by telephoning the Trust at (310) 395-8005.

                                  APPENDIX A
                                  ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                  APPENDIX B
                                  ----------


          As stated in the Prospectuses, certain Portfolios of the Fund may enter into certain futures transactions. Such transactions are described in this Appendix.


I.   Interest Rate Futures Contracts
     -------------------------------

          Use of Interest Rate Futures Contracts. Bond prices are established in
          --------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          A Portfolio could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, by using futures contracts.

          Description of Interest Rate Futures Contracts. An interest rate
          ----------------------------------------------
futures contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Portfolio entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Portfolios may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

          With regard to each Portfolio, the Adviser also anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

II.  Index Futures Contracts
     -----------------------

          General. A stock or bond index assigns relative values to the stocks
          -------
or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market indexes, such as Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. With regard to each Portfolio, to the extent consistent with its investment objective, the Adviser anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

          A Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, a Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

III. Futures Contracts on Foreign Currencies
     ---------------------------------------

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars (or another currency). Foreign currency futures may be used by a Portfolio to hedge against exposure to fluctuations in exchange rates between different currencies arising from multinational transactions.

IV.  Margin Payments
     ---------------

          Unlike purchase or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, a Portfolio will be required to deposit with the broker or in a segregated account with a custodian an amount of liquid assets known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts
     ------------------------------------------

          There are several risks in connection with the use of futures by a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of a hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where a Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

          When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by a Portfolio is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a particular Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

VI.  Options on Futures Contracts
     ----------------------------

          A Portfolio may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio intends to purchase. Similarly, if the value of the securities held by a Portfolio is expected to decline as a result of an increase in interest rates, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities or currencies being hedged, an option may or may not be less risky than ownership of the futures contract or such securities or currencies. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. Other Matters
     -------------

          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                      STATEMENT OF ADDITIONAL INFORMATION


                        BLACKROCK STRATEGIC PORTFOLIO I
                       BLACKROCK STRATEGIC PORTFOLIO II



     This Statement of Additional Information provides supplementary information pertaining to shares representing interests in BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II (the "Portfolios") of BlackRock Funds/SM/ (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus of the Fund relating to the Portfolios dated January 28, 1998, as amended from time to time (the "Prospectus"). The Prospectus may be obtained from the Fund's distributor by calling toll-free (800) 441-7379. This Statement of Additional Information is dated January 28, 1998. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                                    CONTENTS


                                                                   Page
                                                                   ----
THE FUND.........................................................     2
INVESTMENT OBJECTIVE AND POLICIES................................     2
INVESTMENT RESTRICTIONS..........................................    15
TRUSTEES AND OFFICERS............................................    16
INVESTMENT ADVISORY, ADMINISTRATION,
DISTRIBUTION AND SERVICE ARRANGEMENTS............................    21
PORTFOLIO TRANSACTIONS...........................................    25
PURCHASE AND REDEMPTION INFORMATION..............................    28
VALUATION OF PORTFOLIO SECURITIES................................    29
PERFORMANCE INFORMATION..........................................    30
TAXES............................................................    34
ADDITIONAL INFORMATION CONCERNING SHARES.........................    38
MISCELLANEOUS....................................................    39
APPENDIX A.......................................................   A-1
APPENDIX B.......................................................   B-1



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE FUND'S DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                   THE FUND

     The Fund was organized on December 22, 1988 as a Massachusetts business trust.

     The Fund also offers other investment portfolios which are described in separate Prospectuses and separate Statements of Additional Information. For information concerning these other portfolios, contact the Distributor at the telephone number stated on the cover page of this Statement of Additional Information.


                       INVESTMENT OBJECTIVE AND POLICIES

     For a description of the objective and policies of the Portfolios, see "Investment Objective and Policies" in the Prospectus. The following information is provided for those investors desiring information in addition to that contained in the Prospectus.

     CURRENCY TRANSACTIONS. As discussed in the Prospectus, the Portfolios may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include spot and forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Portfolio may enter into over-the-counter currency transactions with counterparties which have received, combined with any credit enhancements, a long-term debt rating of "A" by S&P or Moody's, respectively, or that have an equivalent rating from a nationally recognized statistical rating organization ("NRSRO") or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the Adviser.

     A Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the Portfolio has or in which the Portfolio expects to have exposure. For example, a Portfolio may hold both French government bonds and German government bonds, and the Adviser may believe that French francs will deteriorate against German marks. The Portfolio would sell French francs to reduce its exposure to that currency and buy German marks. This strategy would be a hedge against a decline in the value of French francs, although it would expose the Portfolio to declines in the value of the German mark relative to the U.S. dollar.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Portfolios may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar.
Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of the Portfolio's securities are or are expected to be denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. Whenever a Portfolio enters into a currency hedging transaction, the Portfolio will comply with the asset segregation requirements of the SEC.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations, and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at an institution based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     REVERSE REPURCHASE AGREEMENTS. Each Portfolio may invest in reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and interest rate. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"). While reverse repurchase transactions are outstanding, a Portfolio will segregate cash, U.S. Government securities or other liquid assets in an amount at least equal to the repurchase price.

     VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to purchasable variable and floating rate instruments, the Adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

     MONEY MARKET OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. Each Portfolio may purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of each Portfolio's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

     MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


     The Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in CMOs and REMICs, which are known as "regular" interests or "residual" interests. The Portfolios do not intend to purchase residual interests.

     Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

     FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying Pcs. Pcs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by FHLMC and placed in a Pc pool. With respect to principal payments on Pcs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain Pcs, referred to as "Gold Pcs."

     The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments.

     ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

     The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e.,
                                                                          ----
loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than conventional bonds with comparable maturities.

     In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

     U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations which the Portfolios may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

     SUPRANATIONAL ORGANIZATION OBLIGATIONS. The Portfolios may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are charted to promote economic development.

     MUNICIPAL OBLIGATIONS.   When deemed advisable by the Adviser, the
Portfolios may invest in obligations issued by a state or local government ("Municipal Obligations"). The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer.

     Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     The Portfolios may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations"). In determining whether a lease obligation is liquid, the Adviser will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (iv) the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (v) legal recourse in the event of failure to appropriate;
(vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

     Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to a Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Portfolio. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and a Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, a Portfolio may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase a Portfolio's operating expenses and adversely affect the net asset value of the Portfolio. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Portfolio would not have the right to take possession of the assets. In addition, a Portfolio's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which a Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company a Portfolio is subject to certain limitations on its investments and on the nature of its income.

     COMMERCIAL PAPER. The Portfolios may purchase commercial paper rated in one of the highest rating categories of an NRSRO. These ratings symbols are described in Appendix A.

     Commercial paper purchasable by each Portfolio includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Portfolios through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

     REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). In addition, the Adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium provided in the repurchase agreement). The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Portfolios' custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.


     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     INVESTMENT GRADE DEBT OBLIGATIONS. The Portfolios invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. See Appendix A to this Statement of Additional Information for a description of applicable securities ratings.

     BRADY BONDS. Each of the Portfolios may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.
Brady Bonds are not considered to be U.S. Government obligations. There can be no assurance that Brady Bonds acquired by a Portfolio will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolios may enter into "when-issued" and "forward" commitments, including "TBA" (to be announced) purchase commitments, to purchase or sell securities at a fixed price at a future date. When a Portfolio agrees to purchase securities on a when-issued or forward commitment basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio commitments. It may be expected that the market value of the Portfolios' net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. A Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments.

     If deemed advisable as a matter of investment strategy, a Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

     When a Portfolio engages in when-issued, TBA and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     OPTIONS. Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. A Portfolio will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Portfolio segregates liquid assets in the amount of the difference.

     When a Portfolio purchases a put option, the premium paid by it is recorded as an asset of the Portfolio. When a Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by a Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities (or currencies) and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio may invest in futures contracts and options thereon. These instruments are described in Appendix B to this Statement of Additional Information.


     SECURITIES LENDING. A Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by a Portfolio in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds. Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) "first tier" quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSRO's, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks) (i.e. CD's, BA's and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated money market funds. Any such investments must be rated "first tier" and must have a maturity of 397 days or less from the date of purchase.

     YIELDS AND RATINGS. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, Duff & Phelps Credit Co. ("Duff & Phelps"), Fitch Investor Services, Inc. ("Fitch") and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Portfolio should continue to hold the security.

     INTEREST RATE TRANSACTIONS. The Portfolios may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a Portfolio is hedging its assets or its liabilities. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

     A Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payments streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

     A Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate swap on a daily basis and will deliver an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess to a custodian that satisfies the requirements of the 1940 Act. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. A Portfolio may enter into transactions with counterparties which have received, combined with any credit enhancements, a long-term debt rating of "A" by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or whose obligations are determined to be of equivalent credit quality by the Adviser.

     A Portfolio will enter into interest rate swap, cap and floor transactions only with institutions deemed the creditworthy by the Adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they are less liquid than swaps.

     INVESTMENT COMPANIES. Each Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or by the Fund as a whole.

                            INVESTMENT RESTRICTIONS

     Each Portfolio is subject to the investment limitations enumerated in this subsection which may be changed only by a vote of the holders of a majority of the Portfolio's outstanding shares (as defined below under "Miscellaneous").

     Each Portfolio may not:

          (1) Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) securities issued or guaranteed by foreign governments are not considered to belong to a particular industry.

          (2) Issue senior securities (including borrowed money, including on margin if margin securities are owned) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Portfolio may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions, dollar rolls, option and futures transactions, currency transactions and similar investment strategies. A Portfolio's obligations under interest rate and currency swaps are not treated as senior securities.

          (3) Makes loans, except that each Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

          (4) Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          (5) Purchase or sell real estate, except that each Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

          (6) Purchase or sell commodities except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.



                             TRUSTEES AND OFFICERS
THE FUND

     The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:



                                                                      Principal Occupation
Name and Address                             Position with Fund       During Past Five Years
----------------                             ------------------       ----------------------
William O. Albertini                             Trustee              Executive Vice President
Bell Atlantic Global Wireless                                         and Chief Financial
1717 Arch Street                                                      Officer since August 1997,
29th Floor East                                                       Bell Atlantic Global Wireless
Philadelphia, PA 19103                                                (global wireless communications);
Age: 55                                                               Executive Vice President,
                                                                      Chief Financial
                                                                      Officer and Director
                                                                      from February
                                                                      1995 - August 1997, Vice
                                                                      President and
                                                                      Chief Financial Officer
                                                                      from January 1991 - February 1995, Bell
                                                                      Atlantic Corporation (a diversified
                                                                      telecommunications company); Chairman,
                                                                      President and Chief Executive Officer
                                                                      from August 1989 - January 1991, Bell
                                                                      Atlantic Enterprises International,
                                                                      Inc.; Director, Groupo Iusacell, S.A.
                                                                      de C.V. (cellular communications
                                                                      company) since June 1994;

                                                                      Principal Occupation
Name and Address                             Position with Fund       During Past Five Years
----------------                             ------------------       ----------------------
                                                                      Director, American Waterworks,
                                                                      Inc. (water utility) since May 1990;
                                                                      Trustee, The Carl E. & Emily I. Weller
                                                                      Foundation since October 1991.

Raymond J. Clark/1/                          Trustee,                 Treasurer of Princeton
Office of the Treasurer                      President and            University since 1987;
Princeton University                         Treasurer                Trustee, The Compass
3 New South Building                                                  Capital Group of Funds
P.O. Box 35                                                           from 1987 to 1996;
Princeton, New Jersey 08540                                           Trustee, United-Way
Age:  62                                                              Princeton Area
                                                                      Communities from 1992-94; Trustee,
                                                                      Chemical Bank, New Jersey Advisory
                                                                      Board from 1994 until 1995; Trustee,
                                                                      Medical Center of Princeton; Trustee,
                                                                      American Red Cross -Mercer County
                                                                      Chapter since 1995; and Trustee, United
                                                                      Way-Greater Mercer County from 1996-
                                                                      1997.

Robert M. Hernandez                           Trustee                 Director since 1991, Vice
USX Corporation                                                       Chairman and Chief
600 Grant Street                                                      Financial Officer
6105 USX Tower                                                        since 1994, Executive
Pittsburgh, PA  15219                                                 Vice President -
Age: 52                                                               Accounting & Finance and
                                                                      Chief Financial Officer from 1991 to
                                                                      1994, Senior Vice President - Finance
                                                                      and Treasurer from 1990 to 1991, USX
                                                                      Corporation (a diversified company
                                                                      principally engaged in energy and steel
                                                                      businesses); Director and Chairman of
                                                                      the Executive Committee, ACE Limited
                                                                      (insurance company); Trustee, Allegheny
                                                                      General Hospital and Allegheny Health,
                                                                      Education and Research Foundation;
                                                                      Director, Marinette Marine Corporation;
                                                                      Director, Pittsburgh Baseball, Inc.
                                                                      from 1994-96; Director, Transtar, Inc.
                                                                      (transportation company) since 1996;
                                                                      and Director and Chairman of the Board,
                                                                      RMI Titanium Company.

Anthony M. Santomero                         Vice Chairman            Deputy Dean from
The Wharton School                           of the Board             1990 to 1994, Richard
University of Pennsylvania                                            K. Mellon Professor
Room 2344                                                             of Finance since April
Steinberg Hall-Dietrich Hall                                          1984, Director, Wharton
Philadelphia, PA 19104-6367                                           Financial Institutions


____________________
/1/. This trustee may be deemed an "interested person" of the Fund as defined in the 1940 Act.

                                                                      Principal Occupation
Name and Address                             Position with Fund       During Past Five Years
----------------                             ------------------       ----------------------
Age:  51                                                              Center, since July 1995, and
                                                                      Dean's Advisory Council Member
                                                                      since July 1984, The Wharton
                                                                      School, University of
                                                                      Pennsylvania; Associate
                                                                      Editor, Journal of Banking and
                                                                      Finance since June 1978;
                                                                      Associate Editor, Journal of
                                                                      Economics and Business since
                                                                      October 1979; Associate
                                                                      Editor, Journal of Money,
                                                                      Credit and Banking since
                                                                      January 1980; Editorial
                                                                      Advisory Board, Open Economics
                                                                      Review since November 1990;
                                                                      Director, The Zweig Fund and
                                                                      The Zweig Total Return Fund;
                                                                      Director of Municipal Fund for
                                                                      California Investors, Inc. and
                                                                      Municipal Fund for New York
                                                                      Investors, Inc.

David R. Wilmerding, Jr.                     Chairman of              Chairman, Gee,
One Aldwyn Center                            the Board                Wilmerding & Associates,
Villanova, PA  19085                                                  Inc. (investment
Age: 62                                                               advisers) since
                                                                      February 1989; Director, Beaver
                                                                      Management Corporation (land management
                                                                      company); Managing General Partner,
                                                                      Chestnut Street Exchange
                                                                      Fund; Director, Independence Square
                                                                      Income Securities, Inc.; Director, The
                                                                      Mutual Fire, Marine and Inland
                                                                      Insurance Company; Director, U.S.
                                                                      Retirement Communities, Inc.; Director,
                                                                      Trustee or Managing General Partner of
                                                                      a number of investment companies
                                                                      advised by PIMC and its affiliates.

Karen H. Sabath                              Assistant                President, Compass
BlackRock, Inc.                              Secretary                Capital Group, Inc.
345 Park Avenue                                                       since 1995; Managing
New York, NY 10154                                                    Director of BlackRock
Age: 31                                                               Financial Management,
                                                                      Inc. since 1993; prior to
                                                                      1993, Vice President of
                                                                      BlackRock Financial
                                                                      Management, Inc.

Ellen L. Corson                              Assistant                Vice President and
PFPC Inc.                                    Treasurer                Director of Mutual Fund
103 Bellevue Parkway                                                  Accounting and Adminis-
Wilmington, DE  19809                                                 tration, PFPC Inc. since
Age:  33                                                              November 1997; Assistant Vice
                                                                      President, PFPC Inc. from
                                                                      March 1997 to November 1997; Senior
                                                                      Accounting Officer, PFPC Inc. from March
                                                                      1993 to March 1997.

                                                                      Principal Occupation
Name and Address                             Position with Fund       During Past Five Years
----------------                             ------------------       ----------------------
Brian P. Kindelan                                Secretary            Senior Counsel, PNC Bank Corp.
PNC Bank Corp.                                                        since May 1995; Associate,
1600 Market Street                                                    Stradley, Ronon, Stevens &
28th Floor                                                            Young, LLP from March 1990
Philadelphia, PA 19103                                                to May 1995.
Age:  38


     The Fund pays trustees who are not affiliated with BlackRock or BlackRock Distributors, Inc. ("BDI" or "Distributor") $10,000 annually and $275 per investment portfolio of the Fund for each full meeting of the Board that they attend. The Fund pays the Chairman and Vice Chairman an additional $10,000 and $5,000, respectively, for their services in such capacities. Trustees who are not affiliated with BlackRock or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. No officer, director or employee of BlackRock, any of the Fund's other advisers or sub-advisers, PFPC Inc. ("PFPC"), BlackRock Distributors, Inc. ("BDI" and, collectively with PFPC and BlackRock, Inc., the "Administrators"), or PNC Bank, National Association ("PNC Bank" or the "Custodian") currently receives any compensation from the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each class of each investment portfolio of the Fund.

                                 [End of Page]

     The table below sets forth the compensation actually received from the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 1997:


                                                                                     Total
                                                                                     Compensation
                                             Pension or                              from
                                             Retirement                              Registrant
                                             Benefits            Estimated           and Fund
                        Aggregate            Accrued as          Annual              Complex/1/
Name of Person,         Compensation         Part of Fund        Benefits upon       Paid to
Position                from Registrant      Expenses            Retirement          Trustees
--------                ---------------      --------            ----------          --------
Anthony M. Santomero,        $52,300            N/A                 N/A              (3)/2/ $64,300
Trustee

David R. Wilmerding,         $61,050            N/A                 N/A              (3)/2/ $73,050
Jr., Trustee

William O. Albertini,        $43,550            N/A                 N/A              (1)/2/ $43,550
Trustee

Raymond J. Clark,            $43,550            N/A                 N/A              (1)/2/ $43,550
Trustee

Robert M. Hernandez,         $43,550            N/A                 N/A              (1)/2/ $43,550
Trustee


-------------------------

1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

2. Total number of investment company boards trustees served on within the Fund Complex.

     SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.


                     INVESTMENT ADVISORY, ADMINISTRATION,
                     DISTRIBUTION AND SERVICE ARRANGEMENTS


     ADVISORY AGREEMENT. The advisory services provided by BlackRock, an indirect wholly-owned subsidiary of PNC Bank Corp., and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus, BlackRock may from time to time voluntarily waive its advisory fees with respect to the Portfolio and may voluntarily reimburse the Portfolio for expenses.

     BlackRock renders advisory services to the Portfolios pursuant to an Investment Advisory Agreement (the "Advisory Contract"). Under the Advisory Contract, BlackRock is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolios in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BlackRock in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract is terminable as to a Portfolio by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio involved, at any time without penalty, on 60 days' written notice to BlackRock. BlackRock may also terminate its advisory relationship with respect to either Portfolio on 60 days' written notice to the Fund. The Advisory Contract terminates automatically in the event of its assignment.


     ADMINISTRATION AGREEMENTS. The Fund has entered into a Co-Administration Agreement with BlackRock, Inc. and a separate Administration Agreement with PFPC and BDI (the "Administration Agreements"). PFPC, whose principal offices are located at 400 Bellevue Parkway, Wilmington, DE 19809 and BDI have agreed to maintain office facilities for the Fund; furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services; provide and supervise the operation of an automated data processing system to process purchase and redemption orders; provide information and distribute written communications to shareholders; handle shareholder problems and calls; research issues raised by financial intermediaries relating to investments in a Portfolio's shares; review and provide advice with respect to communications for a Portfolio's shares; monitor the investor programs that are offered in connection with a Portfolio's shares; provide oversight and related support services that are intended to ensure the delivery of quality service to the holders of the Portfolio's shares; and provide certain other services required by the Fund.


     Under its Co-Administration Agreement, BlackRock, Inc. is responsible for:
(i) the supervision and coordination of the performance of the Fund's service providers; (ii) the negotiation of service contracts and arrangements between the Fund and its service providers; (iii) acting as liaison between the trustees of the Fund and the Fund's service providers; and (iv) providing ongoing business management and support services in connection with the Fund's operations.


     As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined fee, computed daily and payable monthly, at the maximum annual aggregate rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net assets, and .16% of each Portfolio's average daily net assets in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio and may voluntarily reimburse a Portfolio for expenses.

     The Administration Agreements provide that the Administrators will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolios in connection with the performance of the Administration Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.


     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank, National Association ("PNC Bank"), whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank or a sub-custodian (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities on account of each Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. Citibank, N.A. serves as the international sub-custodian for each of the Portfolios.

     For its services to the Fund under the Custodian Agreement, PNC Bank is entitled to receive a fee which is calculated based upon each Portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PNC Bank is also entitled to out-of-pocket expenses and certain transaction charges.

     PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems shares in each Portfolio, (ii) addresses and mails all communications by each Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of each Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Portfolios under the Transfer Agency Agreement, PFPC is entitled to receive fees at the annual rate of .03% of the average net asset value of outstanding shares in each Portfolio, plus per account fees and disbursements.

     DISTRIBUTOR. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of the Portfolios on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.


     The Fund has adopted an Amended and Restated Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act on behalf of its Institutional Shares. The Plan was approved by a majority of (i) the trustees of the Fund and (ii) the trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees").


     The Fund is not required or permitted under the Plan to make distribution payments with respect to its Institutional Shares. However, the Plan permits BDI, BlackRock, Inc., the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Distributor, BlackRock, Inc. and their affiliates may pay financial institutions, broker/dealers and/or their salespersons certain compensation for the sale and distribution of shares of the Fund or for services to the Fund. These payments ("Additional Payments") may take the form of "due diligence" payments for a dealer's examination of a Portfolio and payments for providing extra employee training and information relating to a Portfolio; "listing" fees for the placement of a Portfolio on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Distributor, BlackRock, Inc. and their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services. The Additional Payments made by the Distributor, BlackRock, Inc. and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a financial institution or broker/dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the financial institutions or dealers involved, and may be different for different institutions and dealers. Furthermore, the Distributor, BlackRock, Inc. and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. The Distributor, BlackRock, Inc. and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.


     The Plan will continue from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated with respect to a Portfolio at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by a vote of the holders of a majority of the outstanding shares of a Portfolio. The Plan may not be amended materially without the approval of the Board of Trustees, including a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for that purpose. Any modification to the Plan which would materially increase the costs borne by a Portfolio for distribution purposes pursuant to the Plan must also be
submitted to the stockholders of a Portfolio for approval.   In addition, while
the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.


                            PORTFOLIO TRANSACTIONS

     The Adviser is responsible for decisions to buy and sell securities for the Portfolios, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Portfolios invest are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Portfolios may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of debt securities on a stock exchange are effected through brokers who charge a commission for their services.

     The Adviser's primary considerations in selecting the manner of executing securities transactions for the Portfolios will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

     The Adviser is able to fulfill its obligations to furnish a continuous investment program to the Portfolios without receiving such information from brokers; however, it considers access to such information to be an important element of financial management. Although such information is considered useful, its value is not determinable, as it must be reviewed and assimilated by the Adviser, and does not reduce the Adviser's normal research activities in rendering investment advice under the Advisory Contract. It is possible that the Adviser's expenses could be materially increased if it attempted to purchase this type of information or generate it through its own staff.

     One or more of the other accounts which the Adviser manages may own from time to time the same investments as the Portfolios. Investment decisions for the Portfolios are made independently from those of such other accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the Adviser in its discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Portfolios. In other cases, however, the ability of the Portfolios to participate in volume transactions may produce better execution for the Portfolios.

     It is expected that under normal market conditions the annual portfolio turnover rate of the Portfolios will not exceed 400%, excluding securities having a maturity of one year or less. Because it is difficult to predict accurately portfolio turnover rate, actual turnover may be higher or lower. Higher portfolio turnover results in increased Portfolio expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities. The Adviser will monitor the tax status of the Portfolios under the Internal Revenue Code during periods in which the annual turnover rate of a Portfolio exceeds 100%.

     A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, the Administrators, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock, the Administrators, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of a Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year.


     The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 1997, the following Portfolios held the following securities:


               PORTFOLIO                               SECURITY                        VALUE
----------------------------------------------------------------------------------------------------------
Money Market
Morgan Stanley & Co., Inc.              Commercial Paper                             $   49,402,000
Morgan Stanley & Co., Inc.              Variable Rate Obligation                         36,997,742
Merrill Lynch & Co.                     Commercial Paper                                128,081,269
Lehman Brothers, Inc.                   Commercial Paper                                 49,837,542
Lehman Brothers, Inc.                   Variable Rate Obligation                         50,000,000

U.S. Treasury Money Market
Morgan Stanley & Co., Inc.              Repurchase Agreement                         $  247,000,000
Greenwich Capital                       Repurchase Agreement                            225,000,000
Goldman, Sachs & Co.                    Repurchase Agreement                             50,000,000
Merrill Lynch & Co.                     Repurchase Agreement                             50,000,000
Swiss Bank Corp.                        Repurchase Agreement                             50,000,000

Low Duration Bond
Morgan Stanley & Co., Inc.              Mortgage Pass-Through                        $      168,166
Lehman Brothers, Inc.                   Corporate Bond                                    3,689,617
Salomon Brothers, Inc.                  Mortgage Pass-Through                             3,065,061
Salomon Brothers, Inc.                  Corporate Bond                                    4,037,134

Intermediate Government Bond
Merrill Lynch & Co.                     Mortgage Pass-Through                        $    4,367,211
Morgan Stanley & Co., Inc.              Commercial Mortgage-Backed Security               1,407,311

Intermediate Bond
Salomon Brothers, Inc.                  Mortgage Pass-Through                        $    2,117,624
Salomon Brothers, Inc.                  Corporate Bond                                      527,865
PaineWebber Jackson & Curtis, Inc.      Corporate Bond                                    1,577,526
Morgan Stanley & Co., Inc.              Commercial Mortgage-Backed Security               3,266,973
Merrill Lynch & Co.                     Mortgage Pass-Through                            10,190,099
Merrill Lynch & Co.                     Commercial Mortgage-Backed Security               1,236,217

                  PORTFOLIO                                    SECURITY                               VALUE
-------------------------------------------------------------------------------------------------------------------
Core Bond
Salomon Brothers, Inc.                            Mortgage Pass-Through                        $    6,900,254
Salomon Brothers, Inc.                            Corporate Bond                                    5,701,504
Goldman, Sachs & Co.                              Commercial Mortgage-Backed Security               2,942,012
Merrill Lynch & Co.                               Mortgage Pass-Through                               428,155
Merrill Lynch & Co.                               Commercial Mortgage-Backed Security               3,397,277
Merrill Lynch & Co.                               Asset Backed Security                               303,703
Merrill Lynch & Co.                               Corporate Bond                                    4,226,051

Government Income
Salomon Brothers, Inc.                            Mortgage Pass-Through                        $      632,894

Managed Income
Salomon Brothers, Inc.                            Corporate Bond                               $    2,639,323
Morgan Stanley & Co., Inc.                        Commercial Mortgage-Backed Security               1,063,281
PaineWebber Jackson & Curtis, Inc.                Corporate Bond                                    5,004,177
HSBC Securities                                   Corporate Bond                                    7,852,743
Merrill Lynch & Co.                               Corporate Bond                                    8,250,862
Merrill Lynch & Co.                               Commercial Mortgage-Backed Security              12,884,829

Large Cap Value Equity
Morgan Stanley & Co., Inc.                        Common Stock                                 $   29,257,111

Mid-Cap Value Equity
Donaldson, Lufkin & Jenrette Securities Corp.     Common Stock                                 $    1,073,437

Select Equity
Morgan Stanley & Co., Inc.                        Common Stock                                 $    7,595,781

Balanced
Morgan Stanley & Co., Inc.                        Common Stock                                 $    4,941,312
Salomon Brothers, Inc.                            Mortgage Pass-Through                             1,593,589
Salomon Brothers, Inc.                            Corporate Bond                                      316,719
PaineWebber Jackson & Curtis, Inc.                Corporate Bond                                    1,051,684
Merrill Lynch & Co.                               Corporate Bond                                    1,006,203
Merrill Lynch & Co.                               Commercial Mortgage-Backed Security               2,015,045



                      PURCHASE AND REDEMPTION INFORMATION


     Shares of the Portfolios are sold at the net asset value per share next determined after a purchase order is received. The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolios' shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolios' net asset values. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that each Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

     Under the 1940 Act, the Portfolios may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     In addition to the situations described in the Prospectus, the Fund may redeem shares involuntarily to reimburse the Portfolios for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time. The Fund reserves the express right to redeem shares of each Portfolio involuntarily at any time if the Fund's Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Portfolio. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.


                       VALUATION OF PORTFOLIO SECURITIES

     Valuation of securities held by each Portfolio is as follows: domestic securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; domestic securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day are valued at the mean of the bid and asked prices; foreign securities traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to 3:00 p.m. (Eastern
Time) (if a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used); foreign securities traded on a recognized stock exchange for which there were no sales on that day are valued at the mean of the bid and asked prices; other securities are valued on the basis of valuations provided by a pricing service approved by the Board of Trustees, provided that if the Adviser concludes that the price provided by a pricing service does not represent the fair value of a security, such security will be valued at fair value determined by the Adviser based on quotations or the equivalent thereof received from dealers; an option or futures contract is valued at the last sales price prior to 3:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 3:00 p.m. (Eastern Time); the amortized cost method of valuation is used with respect to debt obligations with sixty days or less remaining to maturity; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. Any securities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

     Certain of the securities acquired by the Portfolios may be traded on foreign exchanges or over-the-counter markets on days on which the Portfolios' net asset values are not calculated. In such cases, the net asset value of a Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolios.

     In determining the approximate market value of portfolio investments, pricing services used by the Fund may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value.

                            PERFORMANCE INFORMATION

     TOTAL RETURN. For purposes of quoting and comparing the performance of shares of the Portfolios to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                                  ERV  /1/n/
                           T = [(-----)    - 1]
                                   P
                 Where:    T =  average annual total return.

                      ERV  =    ending redeemable value at the end of the period
                                covered by the computation of a hypothetical
                                $1,000 payment made at the beginning of the period.

                         P =    hypothetical initial payment of $1,000.

                         n = period covered by the computation, expressed in terms of years.

     Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

     A Portfolio may also from time to time include in advertisements, sales literature and communications to shareholders, and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Portfolio's shares with other performance measures. For example, in comparing the total return of a Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Broad Investment Grade Index, as appropriate, a Portfolio may calculate the aggregate total return for its shares for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in the Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     In addition to average annual total returns, a Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

     YIELD. Each Portfolio may advertise the yield on its shares. Under the rules of the SEC, a Portfolio must calculate yield using the following formula:


                      a-b
          YIELD = 2[(----- +1)/6/ - 1]
                      cd

          Where:    a =  dividends and interest earned during  the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d = the maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by each Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by a Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

     Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

     OTHER INFORMATION REGARDING INVESTMENT RETURNS. In addition to providing performance information that demonstrates the total return or yield of shares of a Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan.

     MISCELLANEOUS. Performance information for the Portfolios assumes the reinvestment of dividends and distributions. Performance information may reflect fee waivers that subsidize and reduce the total operating expenses of a Portfolio. In these cases, the Portfolios' returns would be lower if there were not such waivers.

     Yield on shares of a Portfolio will fluctuate daily and does not provide a basis for determining future yield. Because yield will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by the Adviser on its customer accounts are not reflected in the calculations of total returns or yields for the Portfolios.

     As stated above, the Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on an investment in a Portfolio are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of the Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Portfolio, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio), as well as the views of BlackRock as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                     TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors may wish to consult their tax advisers with specific reference to their own tax situation.

     The Portfolios will each elect to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income (i.e.,
                                                                          ----
its investment company taxable income as that term is defined in the Code without regard to the deduction for dividends paid) and net capital gain (i.e.,
                                                                          ----
the excess of long-term capital gains over short-term capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of net investment income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investment in such stock, securities, or currencies (the "Income Requirement") and, for taxable years beginning on or before August 5, 1997, derive less than 30% of its gross income from the sale or other disposition of stock, securities and certain other investments (including securities and forward foreign currency exchange contracts, but only to the extent that such contracts are not directly related to the Portfolios' principal business of investing in stock or securities) held for less than three months (the "Short-Short Gain Test"). The Short-Short Gain Test has been repealed for taxable years beginning after August 5, 1997. Future Treasury regulations may provide that foreign currency gains that are not "directly related" to the Portfolios' principal business of investing in stock or securities will not satisfy the Income Requirement.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any taxable distribution from the Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Each Portfolio intends to distribute to shareholders all of its net capital gain for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his or her shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

     It is expected that distributions from each of the Portfolios will generally not qualify for the "dividends received" deduction for corporate shareholders. In addition, it is expected that dividends and certain interest income earned by the Portfolios from foreign securities will be subject to foreign withholding taxes or other taxes. If more than 50% of the value of a Portfolio's total assets at the close of the taxable year in question consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. If this election were made, the amount of such foreign taxes paid by a Portfolio would be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and subject to applicable limitations each shareholder generally would be entitled either (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. income. It is uncertain whether either Portfolio will meet the test stated above necessary to make this tax election. In certain circumstances, a shareholder that (i) has held shares of a Portfolio for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. A Portfolio must also meet this holding period requirement with respect to its foreign securities in order to flow through "creditable" taxes.

     If a Portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), such Portfolio may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), in lieu of the foregoing requirements, the Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Portfolio. Alternatively, under recently enacted legislation, a Portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax (described below).


     Ordinary income of individuals will be taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Under recently enacted legislation, long-term capital gains of individuals are taxed at a maximum rate of 28% with respect to capital assets held for more than 12 months but less than 18 months and at a maximum rate of 20% with respect to capital assets held for more than 18 months (10% for gains otherwise taxed at 15%). Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum nominal rate of 35%. Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.


     Each Portfolio may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Portfolio and defer recognition of certain of the Portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of a Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolios intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of the each calendar year to avoid liability for this excise tax.

     A Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


     Shareholders will be advised annually as to the federal income tax consequences of distributions made by a Portfolio each year.


     The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the federal income tax consequences described above.


                   ADDITIONAL INFORMATION CONCERNING SHARES

     Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of Portfolio or class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

     There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund will be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.


     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

     The proceeds received by the Portfolios for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of the Portfolios will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Fund.

     The Fund's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.


                                 MISCELLANEOUS


     Effective January 31, 1998, the fund has changed its name from Compass Capital Funds/SM/ to BlackRock Funds/SM/.

     COUNSEL. The law firm of Simpson Thacher & Bartlett (a partnership which includes professional corporations), 425 Lexington Avenue, New York, New York 10017, serves as the Fund's counsel.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand, L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.


     SHAREHOLDER OWNERSHIP. The name, address and percentage ownership of each person that on January 22, 1998, owned of record or beneficially 5% or more of BlackRock Strategic Portfolio I is as follows:

ARMCO Inc., C/O BlackRock Financial Mgmt, 345 Park Avenue, 29th Floor, New York, NY 10154, 7.96%; Federated Dept. Stores, C/O BlackRock Financial Mgmt, 345 Park Avenue, 29th Floor, New York, NY 10154, 18.98%; Salaried Pension Plan, Ball Corporation, C/O BlackRock Financial Mgmt, 345 Park Avenue, 29th Floor, New York, NY 10154, 5.68%; Deere & Company, C/O BlackRock Financial Mgmt, 345 Park Avenue, 29th Floor, New York, NY 10154, 11.61%; Defined Contribution Union Camp, C/O BlackRock Financial Mgmt, 345 Park Avenue, 29th Floor, New York, NY 10154, 7.13%; Defined Benefit Union Camp, C/O BlackRock Financial Mgmt, 345 Park Avenue, 29th Floor, New York, NY 10154, 16.18%; McCune Charitable Foundation, C/O BlackRock Financial Mgmt, 345 Park Avenue, 29th Floor, New York, NY 10154, 5.36%; Alltel Fixed Income Portfolio (ATC), C/O BlackRock Financial Mgmt, 345 Park Avenue, 29th Floor, New York, NY 10154, 8.65%.

     On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC

Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.


     BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. BlackRock, BlackRock, Inc., PFPC and PNC Bank are subject to such banking laws and regulations.


     BlackRock, BlackRock, Inc., PFPC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory agreement would be subject to shareholder approval.

     SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" means, with respect to the approval of a Portfolio's investment advisory agreement or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of that Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Portfolio.

                                  APPENDIX A


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the highest rating category used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the highest rating category used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          The highest rating category of Duff & Phelps for commercial paper and short-term debt is "D-1". Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the highest rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the highest rating category used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the highest rating used by Thomson
BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the highest rating category used by IBCA for short-term debt ratings:

          "A1+" - Obligations possess a particularly strong credit feature and are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the "investment grade" ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the "investment grade" ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


          Note: Those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1 and Baa1.

          The following summarizes the "investment grade" long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the "investment grade" rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the "investment grade" rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the highest rating used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the highest rating by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                  APPENDIX B


          As stated in the Prospectus, the Portfolios may enter into certain futures transactions. Such transactions are described in this Appendix.


I.   Interest Rate Futures Contracts
     -------------------------------

          Use of Interest Rate Futures Contracts.  Bond prices are established
          --------------------------------------
in both the cash market and the futures market.   In the cash market, bonds are
purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, as an example, a Portfolio may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          A Portfolio could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, by using futures contracts.

          Description of Interest Rate Futures Contracts.  An interest rate
          ----------------------------------------------
futures contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Portfolio entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges --principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Portfolios may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

          With regard to each Portfolio, the Adviser also anticipates engaging in transactions, from time to time, in foreign index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

II.  Index Futures Contracts
     -----------------------

          A securities index assigns relative values to the securities included in the index, which fluctuates with changes in the market values of the securities included. Some index futures contracts are based on broad market indexes, while other futures contracts are based on narrower market indexes segment. As an example, a Portfolio might sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio might do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio might purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, a Portfolio might utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings.

III. Futures Contracts on Foreign Currencies
     ---------------------------------------

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars (or another currency). Foreign currency futures may be used by a Portfolio to hedge against exposure to fluctuations in exchange rates between different currencies arising from multinational transactions, as well as for other purposes as described in the Prospectus.

IV.  Margin Payments
     ---------------

          Unlike purchase or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, a Portfolio will be required to deposit with the broker or segregate with a custodian an amount of liquid assets known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts
     ------------------------------------------

          There are several risks in connection with the use of futures by a Portfolio. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of any instruments which are the subject of a hedge. The price of the futures may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where a Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

          When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.
The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by a Portfolio is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a particular Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

VI.  Options on Futures Contracts
     ----------------------------

          A Portfolio may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or currencies, an option may or may not be less risky than ownership of the futures contract or such securities or currencies. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.  Other Matters
      -------------

          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                              BLACKROCK FUNDS/SM/

                      STATEMENT OF ADDITIONAL INFORMATION

                MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III


     This Statement of Additional Information provides supplementary information pertaining to Institutional Shares ("Shares") representing interests in the Multi-Sector Mortgage Securities Portfolio III (the "Portfolio") of BlackRock Funds (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus of the Fund relating to the Portfolio dated January 28, 1998, as amended from time to time (the "Prospectus"). The Prospectus may be obtained from the Fund's distributor by calling toll-free (800) 441-7379. This Statement of Additional Information is dated January 28, 1998. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                   CONTENTS


                                                                 Page
                                                                 ----
THE FUND..........................................................  2
INVESTMENT OBJECTIVE AND POLICIES.................................  2
INVESTMENT RESTRICTIONS........................................... 13
TRUSTEES AND OFFICERS............................................. 14
INVESTMENT ADVISORY, ADMINISTRATION,
DISTRIBUTION AND SERVICING ARRANGEMENTS........................... 20
PORTFOLIO TRANSACTIONS............................................ 24
PURCHASE AND REDEMPTION INFORMATION............................... 28
VALUATION OF PORTFOLIO SECURITIES................................. 29
PERFORMANCE INFORMATION........................................... 29
TAXES............................................................. 34
ADDITIONAL INFORMATION CONCERNING SHARES.......................... 37
MISCELLANEOUS..................................................... 39
FINANCIAL STATEMENTS.............................................. 40


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE FUND'S DISTRIBUTOR

IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                   THE FUND

     The Fund was organized on December 22, 1988 as a Massachusetts business trust. The Portfolio originally commenced operations on October 6, 1994 as a separate investment portfolio (the "Predecessor Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland corporation. On April 26, 1996 the assets and liabilities of the Predecessor Portfolio were transferred to the Portfolio, which had no prior operating history.


     The Fund also offers other investment portfolios which are described in separate Prospectuses and separate Statements of Additional Information. For information concerning these other portfolios contact the distributor at the telephone number stated on the cover page of this Statement of Additional Information.


                       INVESTMENT OBJECTIVE AND POLICIES

     For a description of the objective and policies of the Portfolio, see "Investment Policies" in the Prospectus. In accordance with the applicable provisions of the Investment Company Act of 1940 (the "1940 Act"), the Portfolio will maintain with its custodian a segregated account of liquid assets to the extent the Portfolio's obligations require segregation from the use of investment practices listed below. The following information is provided for those investors desiring information in addition to that contained in the Prospectus.

OTHER INVESTMENT PRACTICES

     INTEREST RATE TRANSACTIONS. The Portfolio may enter into interest rate swaps and the purchase or sale of interest rate caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities that the Portfolio anticipates purchasing at a later date. The Portfolio will use these transactions as a hedge or for duration or risk management. The Portfolio will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest e.g.,
                                                                         ----
an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

     The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with
                           ----
the Portfolio receiving or paying, as the case may be, only the net amount of the two payments on the payment dates. The Portfolio will accrue the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap on a daily basis and will segregate with a custodian an amount of cash or liquid securities having an aggregate net asset value at all times at least equal to the accrued excess. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may also enter into contracts for the purchase or sale for future delivery ("futures contracts") of debt securities, aggregates of debt securities or indices or prices thereof, other financial indices and U.S. government debt securities or options on the above. The Portfolio will ordinarily engage in such transactions only for bona fide hedging, risk management (including duration management) and other portfolio management purposes.

     CALLS ON SECURITIES, INDICES AND FUTURES CONTRACTS. The Portfolio may sell or purchase call options ("calls") on U.S. Treasury securities, mortgage-backed securities, other debt securities, indices, and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and future contracts. A call gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Portfolio must be "covered" as long as the call is outstanding (i.e., the Portfolio must own the
                                              ----
securities or futures contract subject to the call or other securities acceptable for applicable segregation requirements). A call sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Portfolio to hold a security or futures contract which it might otherwise have sold. The purchase of a call gives the Portfolio the right to buy a security, futures contract or index at a fixed price. Calls on futures on U.S. Treasury securities, Mortgage-Backed Securities, other debt securities and Eurodollar instruments must also be covered by deliverable securities or the futures contract or by liquid debt securities segregated to satisfy the Portfolio's obligations pursuant to such instruments.

     PUTS ON SECURITIES, INDICES AND FUTURES CONTRACTS. The Portfolio may purchase put options ("puts") that relate to U.S. Treasury securities, Mortgage-Backed Securities, other debt securities and Eurodollar instruments (whether or not it holds such securities in its portfolio), indices or futures contracts. The Portfolio may also sell puts on U.S. Treasury securities, Mortgage-Backed Securities, other debt securities, Eurodollar instruments, indices or futures contracts on such securities if the Portfolio's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid debt securities having a value not less than the exercise price. The Portfolio will not sell puts if, as a result, more than 50% of the Portfolio's assets would be required to cover its potential obligations under its hedging and other investment transactions. In selling puts, there is a risk that the Portfolio may be required to buy the underlying instrument at a price higher than the current market price.

     WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Portfolio may also purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, it will segregate with its custodian liquid assets with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Portfolio. There is always a risk that the securities may not be delivered and that the Portfolio may incur a loss. Settlements in the ordinary course, which typically occur monthly for mortgage-related securities, are not treated by the Portfolio as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

     REPURCHASE AGREEMENTS. The Portfolio may invest temporarily, without limitation, in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Portfolio is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities and will be entered into in accordance with the requirements of the SEC.


     The repurchase price under the repurchase agreements generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's Adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may purchase certain restricted securities ("Rule 144A securities") eligible for sale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933. Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may now be liquid, though no assurance can be given that a liquid market for Rule 144A securities will develop or be maintained. The Portfolio's holdings of Rule 144A securities which are liquid securities will not be subject to its limitation on investment in illiquid securities. The Fund's Board of Trustees has adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A are liquid or illiquid. The Board of Trustees will periodically review the Portfolio's purchases and sales of Rule 144A securities.

OTHER INVESTMENTS

     U.S. GOVERNMENT SECURITIES

     U.S. Government securities include:

               1. U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

               2. Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers

          Home Administration ("FHA"), the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to 30 years.

               3. Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentalities may borrow, to meet its obligations, from the U.S. Treasury. Among the agencies and instrumentalities issuing such obligations are the Tennessee Valley Authority, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the U.S. Postal Service.

               4. Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but which are backed by the credit of the issuing agency or instrumentality. Among the agencies and instrumentalities issuing such obligations are the Federal Farm Credit System and the Federal Home Loan Bank.

     Neither the value nor the yield of the Portfolio's shares or of the U.S. Government securities which may be invested in by the Portfolio are guaranteed by the U.S. Government. Such values and yield will fluctuate with changes in prevailing interest rates and other factors. Generally, as prevailing interest rates rise, the value of any U.S. Government securities held by the Portfolio will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation, as a result of changes in interest rates, than debt securities with shorter maturities.

     MORTGAGE-BACKED SECURITIES

     As discussed in the Prospectus, the Mortgage-Backed Securities purchased by the Portfolio evidence an interest in a specific pool of mortgages. Such securities are issued by GNMA, FNMA and FHLMC and by private issuers, such as depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

     GNMA CERTIFICATES. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorized GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under the guarantee. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

     The GNMA certificates will represent a pro-rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to four-family housing units.

     FNMA CERTIFICATES. FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a U.S. Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

     Each FNMA certificate will entitle the registered holder thereof to receive amounts representing such holder's pro-rata interest in scheduled principal payments and interest payments (at such FNMA certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each FNMA certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

     Each FNMA certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; and (iii) adjustable rate mortgage loans.

     FHLMC CERTIFICATES. FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC certificates.

     FHLMC guarantees to each registered holder of a FHLMC certificate the timely payment of interest at the rate provided for by such FHLMC certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

     FHLMC certificates represent a pro rata interest in a group of mortgage loans (a "FHLMC certificate group") purchased by FHLMC. The mortgage loans underlying the FHLMC certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A FHLMC certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC certificate group.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates ("ARMs"). ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the mortgage. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities.
Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (collectively, "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through certificates. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC").

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Mortgage-Backed securities.

     The Portfolio also may invest in, among other things, parallel-pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are parallel-pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     The Portfolio may invest in CMO residuals. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs and related administrative expenses of the issuer.

     TYPES OF CREDIT ENHANCEMENT

     Mortgage-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "overcollateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

     RISK FACTORS RELATING TO MORTGAGE-BACKED SECURITIES

     The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

     Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-Backed Securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

                            INVESTMENT RESTRICTIONS

     The Portfolio is subject to the investment limitations enumerated in this subsection which may be changed only by a vote of the holders of a majority of the Portfolio's outstanding shares (as defined below under "Miscellaneous").

     The Portfolio may not:

          (1) invest 25% or more of the value of its total assets in any one industry (Mortgage-Backed Securities and other securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof are not treated as industries); provided, however, that the Portfolio will, except for temporary defensive purposes, invest at least 25% of the value of its total assets in securities which represent interests in mortgages or liens on real property;

          (2) issue senior securities (including borrowing money, including on margin if margin securities are owned) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Portfolio may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. The Portfolio's obligations under interest rate swaps are not treated as senior securities;

          (3) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Portfolio's investment objective and policies or the acquisition of securities subject to repurchase agreements;

          (4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Portfolio may be deemed to be an underwriter;

          (5) invest for the purpose of exercising control over management of any company other than issuers of collateralized mortgage obligations;

          (6) purchase real estate or interests therein other than Commercial and Residential Mortgage-Backed Securities and similar instruments;

          (7) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Portfolio becoming subject to registration with the Commodity Futures Trading Commission as a commodity pool; or

          (8) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Portfolio's total assets and the Portfolio's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class.


                             TRUSTEES AND OFFICERS

     The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:



                                                                      PRINCIPAL OCCUPATION
NAME AND ADDRESS                        POSITION WITH FUND            DURING PAST FIVE YEARS
----------------                        ------------------            ----------------------
William O. Albertini                    Trustee                       Executive Vice President
Bell Atlantic Global Wireless                                         and Chief Financial
1717 Arch Street                                                      Officer since August,
29th Floor East                                                       1997, Bell Atlantic
Philadelphia, PA 19103                                                Global Wireless (global
Age:  55                                                              wireless communications);
                                                                      Executive Vice President,
                                                                      Chief Financial Officer
                                                                      and Director from
                                                                      February 1995 - August
                                                                      1997, Vice President and
                                                                      Chief Financial Officer
                                                                      from January 1991 -
                                                                      February 1995, Bell
                                                                      Atlantic Corporation (a
                                                                      diversified
                                                                      telecommunications
                                                                      company); Chairman,
                                                                      President and Chief
                                                                      Executive Officer from
                                                                      August 1989 - January
                                                                      1991, Bell Atlantic
                                                                      Enterprises
                                                                      International, Inc.;
                                                                      Director, Groupo
                                                                      Iusacell, S.A. de C.V.
                                                                      (cellular communications
                                                                      company) since June 1994;
                                                                      Director, American
                                                                      Waterworks, Inc. (water
                                                                      utility) since May 1990;
                                                                      Trustee, The Carl E. &
                                                                      Emily I. Weller
                                                                      Foundation since October
                                                                      1991.

Raymond J. Clark/1/                     Trustee,                      Treasurer of Princeton
Office of the Treasurer                 President and Treasurer       University since 1987;
Princeton University                                                  Trustee, The Compass
3 New South Building                                                  Capital Group of Funds
P.O. Box 35                                                           from 1987 to 1996;
Princeton, New Jersey 08540                                           Trustee, United Way
Age: 62                                                               Princeton Area
                                                                      Communities from
                                                                      1992-94; Trustee,
                                                                      Chemical Bank, New
                                                                      Jersey Advisory Board
                                                                      from 1994 until 1995;
                                                                      Trustee, American Red
                                                                      Cross - Mercer County
                                                                      Chapter since 1995; and
                                                                      Trustee, United
                                                                      Way-Greater Mercer
                                                                      County from
                                                                      1996-1997.

Robert M. Hernandez                     Trustee                       Director since 1991,
USX Corporation                                                       Vice Chairman and Chief
600 Grant Street                                                      Financial Officer
6105 USX Tower                                                        since 1994, Executive
Pittsburgh, PA  15219                                                 Vice President -
Age: 52                                                               Accounting & Finance and
                                                                      Chief Financial Officer
                                                                      from 1991 to 1994,


________________________
1. This trustee may be deemed an "interested person" of the Fund as defined in the 1940 Act.

                                                                      PRINCIPAL OCCUPATION
NAME AND ADDRESS                        POSITION WITH FUND            DURING PAST FIVE YEARS
----------------                        ------------------            ----------------------

                                                                      Senior Vice President -
                                                                      Finance and Treasurer
                                                                      from 1990 to 1991, USX
                                                                      Corporation (a
                                                                      diversified company
                                                                      principally engaged in
                                                                      energy and steel
                                                                      businesses); Director,
                                                                      ACE Limited; Trustee,
                                                                      Allegheny General
                                                                      Hospital and Allegheny
                                                                      Health, Education and
                                                                      Research Foundation;
                                                                      Director, Marinette
                                                                      Marine Corporation;
                                                                      Director, Pittsburgh
                                                                      Baseball, Inc.; and
                                                                      Director and Chairman of
                                                                      the Board, RMI Titanium
                                                                      Company.

Anthony M. Santomero                    Vice Chairman                 Deputy Dean from
The Wharton School                      of the Board                  1990 to 1994, Richard
University of Pennsylvania                                            K. Mellon Professor
Room 2344                                                             of Finance since April
Steinberg Hall-Dietrich Hall                                          1984, Director, Wharton
Philadelphia, PA 19104-6367                                           Financial Institutions
Age:  51                                                              Center, since July
                                                                      1995, and Dean's
                                                                      Advisory Council
                                                                      Member since July
                                                                      1984, The Wharton
                                                                      School, University
                                                                      of Pennsylvania;
                                                                      Associate Editor,
                                                                      Journal of Banking
                                                                      and Finance since
                                                                      June 1978;
                                                                      Associate Editor,
                                                                      Journal of
                                                                      Economics and
                                                                      Business since
                                                                      October 1979;
                                                                      Associate Editor,
                                                                      Journal of Money,
                                                                      Credit and Banking
                                                                      since January
                                                                      1980; Research
                                                                      Associate, New
                                                                      York University
                                                                      Center for
                                                                      Japan-U.S.
                                                                      Business and
                                                                      Economic Studies
                                                                      since July 1989;
                                                                      Editorial Advisory

                                                                      PRINCIPAL OCCUPATION
NAME AND ADDRESS                        POSITION WITH FUND            DURING PAST FIVE YEARS
----------------                        ------------------            ----------------------
                                                                      Board, Open
                                                                      Economics Review
                                                                      since November
                                                                      1990; Director,
                                                                      The Zweig Fund and
                                                                      The Zweig Total
                                                                      Return Fund;
                                                                      Director of
                                                                      Municipal Fund for
                                                                      California
                                                                      Investors, Inc.,
                                                                      and Municipal Fund
                                                                      for New York
                                                                      Investors, Inc.

David R. Wilmerding, Jr.                Chairman                      Chairman, Gee,
One Aldwyn Center                       of the Board                  Wilmerding &
Villanova, PA  19085                                                  Associates, Inc.
Age:  62                                                              (investment advisers)
                                                                      since February 1989;
                                                                      Director, Beaver
                                                                      Management Corporation;
                                                                      Managing General Partner,
                                                                      Chestnut Street
                                                                      Exchange Fund;
                                                                      Director, Independence
                                                                      Square Income
                                                                      Securities, Inc.;
                                                                      Director, The Mutual
                                                                      Fire, Marine and
                                                                      Inland Insurance Company;
                                                                      Director, U.S. Retirement
                                                                      Communities, Inc.; Director,
                                                                      Trustee or Managing
                                                                      General Partner of a
                                                                      number of investment
                                                                      companies advised by
                                                                      PIMC and its affiliates.

Karen H. Sabath                         Assistant                     President, Compass
BlackRock, Inc.                         Secretary                     Capital Group, Inc.
345 Park Avenue                                                       since 1995; Managing
New York, NY  10154                                                   Director of BlackRock
Age:  31                                                              Financial Management,
                                                                      Inc. since 1993; prior
                                                                      to 1993, Vice President
                                                                      of BlackRock Financial
                                                                      Management, Inc.

                                                                      PRINCIPAL OCCUPATION
NAME AND ADDRESS                        POSITION WITH FUND            DURING PAST FIVE YEARS
----------------                        ------------------            ----------------------
Ellen L. Corson                         Assistant                     Vice President and
PFPC Inc.                               Treasurer                     Director of Mutual Fund
103 Bellevue Parkway                                                  Accounting and Adminis-
Wilmington, DE  19809                                                 tration, PFPC Inc. since
Age:  33                                                              November 1997; Assistant Vice
                                                                      President, PFPC Inc. from
                                                                      March 1997 to November 1997; Senior
                                                                      Accounting Officer, PFPC Inc. from March
                                                                      1993 to March 1997.

Brian P. Kindelan                       Secretary                     Senior Counsel, PNC Bank
PNC Bank Corp.                                                        Corp. since May 1995;
1600 Market Street, 28th Floor                                        Associate, Stradley, Ronon,
Philadelphia, PA 19103                                                Stevens & Young from March
Age: 38                                                               1990 to May 1995.


     The Fund pays trustees who are not affiliated with BlackRock, Inc. or BlackRock Distributors, Inc. ("BDI" or "Distributor") $10,000 annually and $275 per Portfolio for each full meeting of the Board that they attend. The Fund pays the Chairman and Vice Chairman an additional $10,000 and $5,000, respectively, for their services in such capacities. Trustees who are not affiliated with BlackRock, Inc. or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. No officer, director or employee of BlackRock, Inc., PNC Institutional Management Corporation ("PIMC"), Provident Capital Management, Inc. ("PCM"), BlackRock Financial Management, Inc. ("BlackRock"), PNC Equity Advisors Company ("PEAC"), CastleInternational Asset Management Limited ("CastleInternational"), PFPC Inc. ("PFPC"), BlackRock Distributors, Inc. ("BDI" and, collectively with PFPC and BlackRock, Inc., the "Administrators"), or PNC Bank, National Association ("PNC Bank" or the "Custodian") currently receives any compensation from the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each class of each investment portfolio of the Fund.

     The table below sets forth the compensation actually received from the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 1997:


                                                                                TOTAL
                                             PENSION OR                         COMPENSATION
                                             RETIREMENT                         FROM
                              AGGREGATE      BENEFITS            ESTIMATED      REGISTRANT AND
                              COMPENSATION   ACCRUED AS          ANNUAL         FUND COMPLEX/1/
NAME OF PERSON,               FROM           PART OF FUND        BENEFITS UPON  PAID TO
POSITION                      REGISTRANT     EXPENSES            RETIREMENT     TRUSTEES
--------------                ----------     --------            ----------     --------
Anthony M.                       $52,300          N/A                 N/A        (3)/2/ $64,300
Santomero, Vice
Chairman of the
Board

David R. Wilmerding,             $61,050          N/A                 N/A        (3)/2/ $73,050
Jr., Chairman of the
Board

William O.
Albertini, Trustee               $43,550          N/A                 N/A        (1)/2/ $43,550

Raymond J. Clark,
Trustee, President               $43,550          N/A                 N/A        (1)/2/ $43,550
and Treasurer

Robert M. Hernandez,
Trustee                          $43,550          N/A                 N/A        (1)/2/ $43,550


     SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or

_________________
1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.
2. Total number of investment company boards trustees served on within the Fund Complex.

some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.

                     INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS


     ADVISORY AGREEMENT. The advisory services provided by BlackRock, an indirect wholly-owned subsidiary of PNC Bank Corp., and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus, BlackRock may from time to time voluntarily waive its advisory fees with respect to the Portfolio and may voluntarily reimburse the Portfolio for expenses.

     BlackRock renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Contract"). Under the Advisory Contract, BlackRock is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BlackRock in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract is terminable as to the Portfolio by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to BlackRock. BlackRock may also terminate its advisory relationship with respect to the Portfolio, on 60 days' written notice to the Fund. The Advisory Contract terminates automatically in the event of its assignment.


     For the period from October 1, 1996 through September 30, 1997, the Portfolio paid $323,455 in advisory fees to BlackRock and BlackRock waived $45,000 in expenses. For the period from April 26, 1996 through September 30, 1996, the Portfolio paid $150,034 in advisory fees to BlackRock, and BlackRock waived $31,063 in expenses.

     The Predecessor Portfolio was also advised by BlackRock. For the period from April 1, 1996 through April 25, 1996, the Portfolio paid $24,092 in advisory fees to BlackRock, and BlackRock waived $344 in expenses. For the fiscal period from July 1, 1995 to March 31, 1996 and the fiscal period from October 6, 1994 (commencement of investment operations) through June 30, 1995, the Predecessor Portfolio paid $213,047 and $189,677, respectively, in investment advisory fees to BlackRock pursuant to the prior advisory agreement. In addition, during the same periods, BlackRock waived $3,652 and $56,269, respectively, in expenses.


     ADMINISTRATION AGREEMENTS. The Fund has entered into a Co-Administration Agreement with BlackRock, Inc. and a separate Administration Agreement with PFPC, whose principal business address is 400 Bellevue Parkway, Wilmington, DE 19809, and BDI (the "Administration Agreements"). PFPC and BDI have agreed to maintain office facilities for the Fund; furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services; provide and supervise the operation of an automated data processing system to process purchase and redemption orders; provide information and distribute written communications to shareholders; handle shareholder problems and calls; research issues raised by financial intermediaries relating to investments in a Portfolio's shares; review and provide advice with respect to communications for a Portfolio's shares; monitor the investor programs that are offered in connection with a Portfolio's shares; provide oversight and related support services that are intended to ensure the delivery of quality service to the holders of the Portfolio's shares; and provide certain other services required by the Fund.


     Under the Co-Administration Agreement, BlackRock, Inc. is responsible for:
(i) the supervision and coordination of the performance of the Fund's service providers; (ii) the negotiation of service contracts and arrangements between the Fund and its service providers; (iii) acting as liaison between the trustees of the Fund and the Fund's service providers; and (iv) providing ongoing business management and support services in connection with the Fund's operations.


     As compensation for these services, BlackRock, Inc. is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined fee, computed daily and payable monthly, at the maximum annual aggregate rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net assets, and .16% of each Portfolio's average daily net assets in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.

     The Administration Agreements provide that the Administrators will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Administration Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.


     For the period from October 1, 1996 through September 30, 1997, the Portfolio paid $297,578 in administrative fees to Compass Capital Group, Inc. ("CCG", which served as Co-Administrator to the Fund from December 1, 1995 until January 28, 1998), PFPC and BDI and CCG, PFPC and BDI waived fees totalling $276,079. For the period from April 26, 1996 through September

30, 1996, the Portfolio paid $86,204 in administrative fees to CCG, PFPC and BDI, and CCG, PFPC and BDI waived fees totalling $54,252.

     During the periods from April 1, 1996 through April 25, 1996 and January 13, 1996 through March 31, 1996, the Predecessor Portfolio paid $8,673 and $8,620, respectively, in administrative fees to CCG, PFPC and BDI.

     During the period from July 1, 1995 through January 12, 1996, the Predecessor Portfolio received administrative services from PFPC. During that period, the Predecessor Portfolio paid PFPC $55,878 in administrative fees pursuant to a prior administrative agreement. Prior to July 1, 1995, the Predecessor Portfolio received administrative services from State Street Bank and Trust Company ("State Street"). During the fiscal period from October 6, 1994 (commencement of investment operations) through June 30, 1995, the Predecessor Portfolio paid $32,948 in administrative fees to State Street pursuant to a prior administration agreement.


     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank, National Association ("PNC Bank"), whose principal business address is 1600 Market Street, Philadelphia, Pennsylvania 19103, is custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank or a sub-custodian (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities on account of the Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. Citibank, N.A. serve as the international sub-custodians for various portfolios of the Fund.

     For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PNC Bank is also entitled to out-of-pocket expenses and certain transaction charges.

     PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer

Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems shares in the Portfolio, (ii) addresses and mails all communications by the Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of the Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Fund's Institutional Shares under the Transfer Agency Agreement, PFPC is entitled to receive fees at the annual rate of .03% of the average net asset value of outstanding Institutional Shares in the Portfolio, plus per account fees and disbursements.

     DISTRIBUTOR AND DISTRIBUTION PLAN. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.

     The Fund has adopted an Amended and Restated Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act on behalf of its Institutional Shares. The Plan was approved by a majority of (i) the trustees of the Fund and (ii) the trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees").


     The Fund is not required or permitted under the Plan to make distribution payments with respect to its Institutional Shares. However, the Plan permits BDI, BlackRock, Inc., the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Distributor, BlackRock, Inc. and their affiliates may pay financial institutions, broker/dealers and/or their salespersons certain compensation for the sale and distribution of shares of the Fund or for services to the Fund. These payments ("Additional Payments") may take the form of "due diligence" payments for a dealer's examination of the Portfolio and payments for providing extra employee training and information relating to the Portfolio; "listing" fees for the placement of the Portfolio on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Distributor, BlackRock, Inc. and their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services. The Additional Payments made by the Distributor, BlackRock, Inc. and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a financial institution or broker/dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the financial institutions or dealers involved, and may be different for different institutions and dealers. Furthermore, the Distributor, BlackRock, Inc. and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. The Distributor, BlackRock, Inc. and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.

     The Plan will continue from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated with respect to the Portfolio at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by a vote of the holders of a majority of the outstanding shares of the Portfolio. The Plan may not be amended materially without the approval of the Board of Trustees, including a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for that purpose. Any modification to the Plan which would materially increase the costs borne by the Portfolio for distribution purposes pursuant to the Plan must also
be submitted to the stockholders of the Portfolio for approval.   In addition,
while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.

                            PORTFOLIO TRANSACTIONS

     The Adviser is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Portfolio invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Portfolio may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of debt securities on a stock exchange are effected through brokers who charge a commission for their services.

     The Adviser's primary considerations in selecting the manner of executing securities transactions for the Portfolio will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

     The Adviser is able to fulfill its obligations to furnish a continuous investment program to the Portfolio without receiving such information from brokers; however, it considers access to such information to be an important element of financial management. Although such information is considered useful, its value is not determinable, as it must be reviewed and assimilated by the Adviser, and does not reduce the Adviser's normal research activities in rendering investment advice under the Advisory Contract. It is possible that the Adviser's expenses could be materially increased if it attempted to purchase this type of information or generate it through its own staff.

     One or more of the other accounts which the Adviser manages may own from time to time the same investments as the Portfolio. Investment decisions for the Portfolio are made independently from those of such other accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the Adviser in its discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Portfolio. In other cases, however, the ability of the Portfolio to participate in volume transactions may produce better execution for the Portfolio.

     Although the Advisory Agreement contains no restrictions on portfolio turnover, it is not the policy of the Portfolio to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Portfolio will not exceed 400%, excluding securities having a maturity of one year or less. Because it is difficult to predict accurately portfolio turnover rate, actual turnover may be higher or lower. Higher portfolio turnover results in increased Portfolio expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities. The Adviser will monitor the tax status of the Portfolio under the Internal Revenue Code during periods in which the annual turnover rate of the Portfolio exceeds 100%. The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year.

     The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, Inc., PIMC, BlackRock, PNC Bank, PCM, PEAC, CastleInternational, the Administrators, the Distributor or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock, Inc., PIMC, BlackRock, PNC Bank, PCM, PEAC, CastleInternational, the Administrators, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.


     For the periods from October 1, 1996 through September 30, 1997, and April 26, 1996 through September 30, 1996, the Portfolio paid no brokerage commissions. In addition, for the same periods, the portfolio turnover rate for the Portfolio was 52% and 19%, respectively. For the period from April 1, 1996 through April 25, 1996, the period from July 1, 1995 through March 31, 1996 and the period from October 6, 1994 (commencement of operations) through June 30, 1995, the Predecessor Portfolio paid no brokerage commissions. In addition, for the same periods, the portfolio turnover rate for the Predecessor Portfolio was 4%, 119% and 215%, respectively.

     The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 1997, the following Portfolios held the following securities:


          PORTFOLIO                                    SECURITY                                VALUE
          ---------                                    --------                                -----
Money Market
Morgan Stanley & Co., Inc.                       Commercial Paper                     $   49,402,000
Morgan Stanley & Co., Inc.                       Variable Rate Obligation                 36,997,742
Merrill Lynch & Co.                              Commercial Paper                        128,081,269
Lehman Brothers, Inc.                            Commercial Paper                         49,837,542
Lehman Brothers, Inc.                            Variable Rate Obligation                 50,000,000

U.S. Treasury Money Market
Morgan Stanley & Co., Inc.                       Repurchase Agreement                 $  247,000,000
Greenwich Capital                                Repurchase Agreement                    225,000,000
Goldman, Sachs & Co.                             Repurchase Agreement                     50,000,000
Merrill Lynch & Co.                              Repurchase Agreement                     50,000,000
Swiss Bank Corp.                                 Repurchase Agreement                     50,000,000

Low Duration Bond
Morgan Stanley & Co., Inc.                       Mortgage Pass-Through                $      168,166
Lehman Brothers, Inc.                            Corporate Bond                            3,689,617
Salomon Brothers, Inc.                           Mortgage Pass-Through                     3,065,061
Salomon Brothers, Inc.                           Corporate Bond                            4,037,134

Intermediate Government Bond
Merrill Lynch & Co.                              Mortgage Pass-Through                $    4,367,211
Morgan Stanley & Co., Inc.                       Commercial Mortgage-Backed Security       1,407,311

Intermediate Bond
Salomon Brothers, Inc.                           Mortgage Pass-Through                $    2,117,624
Salomon Brothers, Inc.                           Corporate Bond                              527,865
PaineWebber Jackson & Curtis, Inc.               Corporate Bond                            1,577,526
Morgan Stanley & Co., Inc.                       Commercial Mortgage-Backed Security       3,266,973
Merrill Lynch & Co.                              Mortgage Pass-Through                    10,190,099
Merrill Lynch & Co.                              Commercial Mortgage-Backed Security       1,236,217

          PORTFOLIO                                    SECURITY                                VALUE
          ---------                                    --------                                -----
Core Bond
Salomon Brothers, Inc.                           Mortgage Pass-Through                $    6,900,254
Salomon Brothers, Inc.                           Corporate Bond                            5,701,504
Goldman, Sachs & Co.                             Commercial Mortgage-Backed Security       2,942,012
Merrill Lynch & Co.                              Mortgage Pass-Through                       428,155
Merrill Lynch & Co.                              Commercial Mortgage-Backed Security       3,397,277
Merrill Lynch & Co.                              Asset Backed Security                       303,703
Merrill Lynch & Co.                              Corporate Bond                            4,226,051

Government Income
Salomon Brothers, Inc.                           Mortgage Pass-Through                $      632,894

Managed Income
Salomon Brothers, Inc.                           Corporate Bond                       $    2,639,323
Morgan Stanley & Co., Inc.                       Commercial Mortgage-Backed Security       1,063,281
PaineWebber Jackson & Curtis, Inc.               Corporate Bond                            5,004,177
HSBC Securities                                  Corporate Bond                            7,852,743
Merrill Lynch & Co.                              Corporate Bond                            8,250,862
Merrill Lynch & Co.                              Commercial Mortgage-Backed Security      12,884,829

Large Cap Value Equity
Morgan Stanley & Co., Inc.                       Common Stock                         $   29,257,111

Mid-Cap Value Equity
Donaldson, Lufkin & Jenrette Securities Corp.    Common Stock                         $    1,073,437

Select Equity
Morgan Stanley & Co., Inc.                       Common Stock                         $    7,595,781

Balanced
Morgan Stanley & Co., Inc.                       Common Stock                         $    4,941,312
Salomon Brothers, Inc.                           Mortgage Pass-Through                     1,593,589
Salomon Brothers, Inc.                           Corporate Bond                              316,719
PaineWebber Jackson & Curtis, Inc.               Corporate Bond                            1,051,684
Merrill Lynch & Co.                              Corporate Bond                            1,006,203
Merrill Lynch & Co.                              Commercial Mortgage-Backed Security       2,015,045


                      PURCHASE AND REDEMPTION INFORMATION

     Institutional Shares of the Portfolio are sold at the net asset value per share next determined after a purchase order is received.

     The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

     Under the 1940 Act, the Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     In addition to the situations described in the Prospectus, the Fund may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time.

                       VALUATION OF PORTFOLIO SECURITIES

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

                            PERFORMANCE INFORMATION

     TOTAL RETURN. For purposes of quoting and comparing the performance of shares of the Portfolio to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                           ERV  /1/n/
                    T = [(-----)  - 1]
                            P
          Where:    T =  average annual total return.

                ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P =  hypothetical initial payment of $1,000.

                    n = period covered by the computation, expressed in terms of years.

     Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

     The total returns for the Portfolio include performance information for the Predecessor Portfolio for periods prior to April 26, 1996, the date on which the assets and liabilities of the Predecessor Portfolio were transferred to the Portfolio. Based on the foregoing, the total returns for the Portfolio were as follows:


                                   AGGREGATE TOTAL    AVERAGE ANNUAL
                                       RETURN          TOTAL RETURN
                                   ---------------    --------------
                                       FOR THE
                                    TWELVE MONTHS    FROM COMMENCEMENT
                                        ENDED        OF OPERATIONS TO
                                       9/30/97         9/30/97/(1)/
                                        12.67%           39.54%


__________________
     /(1)/ Predecessor Portfolio commenced investment operations on October 6, 1994.

     The Portfolio may also from time to time include in advertisements, sales literature, communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Portfolio's shares with other performance measures. For example, in comparing the total return of the Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Broad Investment Grade Index, as appropriate, the Portfolio may calculate the aggregate total return for its shares for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in the Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     In addition to average annual total returns, the Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

     YIELD. The Portfolio may advertise its yield on its Institutional Shares. Under the rules of the SEC, the Portfolio must calculate yield using the following formula:


                      a-b
          YIELD = 2[(----- +1)/6/ - 1]
                      cd

          Where:    a =  dividends and interest earned during  the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d = the maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

     Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.


     The annualized yield for the 30-day period ended September 30, 1997 for the Portfolio was 7.31%.


     OTHER INFORMATION REGARDING INVESTMENT RETURNS. In addition to providing performance information that demonstrates the total return or yield of Institutional Shares of the Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan.

     MISCELLANEOUS. Performance information for the Portfolio assumes the reinvestment of dividends and distributions. Performance information may reflect fee waivers that subsidize and reduce the total operating expenses of the Portfolio. In these cases, the Portfolio's return would be lower if there were not such waivers.

     Yield on shares of the Portfolio will fluctuate daily and does not provide a basis for determining future yield. Because yield will fluctuate, it cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by authorized dealers and other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolio.

     As stated above, the Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on an investment in the Portfolio are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of the Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Portfolio, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Portfolio), as well as the views of BlackRock as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Portfolio. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Portfolio. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                     TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.


     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally is exempt from federal income tax on its net investment income (i.e., its investment company taxable income as that term is defined in the Code without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes an amount equal to at least 90% of its net investment income (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of net investment income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.


     In addition to satisfaction of the Distribution Requirement, the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investment in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the

Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.


     Distributions of net investment income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any taxable distribution from the Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


     The Portfolio intends to distribute to shareholders any of its net capital gain for each taxable year. Net capital gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether net capital gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

     It is expected that distributions from the Portfolio will generally not qualify for the "dividends received" deduction for corporate shareholders.


     Ordinary income of individuals will be taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Under recently enacted legislation, long-term capital gains of individuals are taxed at a maximum rate of 28% with respect to capital assets held for more than 12 months but less than 18 months, and at a maximum rate of 20% with respect to capital assets held for more than 18 months (10% for gains otherwise taxed at 15%). Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum nominal rate of 35%. Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.


     The Portfolio may engage in hedging or derivatives transactions involving forward contracts, options and futures contracts and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Portfolio and defer recognition of certain of the Portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). The Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of the each calendar year to avoid liability for this excise tax.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


     Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Portfolio each year.

     The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the federal income tax consequences described above.


                   ADDITIONAL INFORMATION CONCERNING SHARES

     Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of Portfolio or class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

     There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund will be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.


     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.


     The proceeds received by the Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to the Portfolio and with a share of the general liabilities of the Fund.

     The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                                 MISCELLANEOUS


     Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds/SM/ to BlackRock Funds/SM/.


     COUNSEL. The law firm of Simpson Thacher & Bartlett (a partnership which includes professional corporations), 425 Lexington Avenue, New York, New York 10017 serves as the Fund's counsel.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.


     FIVE PERCENT OWNERS. The name, address and percentage ownership of each person that on December 31, 1997 owned of record or beneficially 5% or more of the outstanding shares of the Portfolio was as follows: Ameritech Pension Trust, c/o Harris Trust & Savings Bank, 111 West Monroe 5W, Chicago, IL 60603,
99.97%.


     On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.


     BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. BlackRock, BlackRock, Inc., PFPC and PNC Bank are subject to such banking laws and regulations.


     BlackRock, BlackRock, Inc., PFPC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would be subject to shareholder approval.

     SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" means, with respect to the approval of the Portfolio's investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of
(1) 67% of the shares of the Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.


                             FINANCIAL STATEMENTS


     The audited financial statements for the Portfolio contained in its Annual Report to Shareholders for the period ended September 30, 1997 (the "1997 Annual Report") are incorporated by reference in this Statement of Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountant, Coopers & Lybrand L.L.P., except for the financial statements and financial highlights covering the periods ended March 31, 1996 and June 30, 1995 which have been audited by other auditors. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.


     The financial statements included in the 1997 Annual Report for the period from October 6, 1994 through June 30, 1995 and for the nine month period ended March 31, 1996 have been audited by the former independent accountants of the Predecessor Portfolio, Deloitte & Touche, L.L.P., whose report thereon is also incorporated herein by reference. Such financial statements have been incorporated herein by reference in reliance on the reports of Coopers & Lybrand L.L.P. and Deloitte & Touche, L.L.P. given upon their authority as experts in accounting and auditing.

                COMPASS CAPITAL FUNDS(SM)/BLACKROCK FUNDS(SM)

                      EQUITY PORTFOLIOS, BOND PORTFOLIOS,
                            MONEY MARKET PORTFOLIOS,
                          MICRO-CAP EQUITY PORTFOLIO,
                        BLACKROCK STRATEGIC PORTFOLIO I,
                      BLACKROCK STRATEGIC PORTFOLIO II AND
                 MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III

                         SUPPLEMENT TO PROSPECTUSES AND
                      STATEMENTS OF ADDITIONAL INFORMATION
                             DATED JANUARY 28, 1998


          Effective January 31, 1998, Compass Capital Funds(SM) will change its name to BlackRock Funds(SM). Until January 31, 1998, all references in the accompanying prospectus or statement of additional information to "BlackRock Funds" should be read as referring to "Compass Capital Funds".

          In addition, effective January 31, 1998, PNC Asset Management Group, Inc., the investment adviser to each of the Equity, Bond and Money Market Portfolios of the Fund and the co-administrator of each Portfolio of the Fund, will change its name to BlackRock, Inc. Until January 31, 1998, all references in the accompanying prospectus or statement of additional information to "BlackRock, Inc." should be read as referring to "PNC Asset Management Group, Inc."

          Finally, effective January 31, 1998, Compass Distributors, Inc., the distributor of the shares of each Portfolio of the Fund, will change its name to BlackRock Distributors, Inc. Until January 31, 1998, all references in the accompanying prospectus or statement of additional information to "BlackRock Distributors, Inc." should be read as referring to "Compass Distributors, Inc."

          This supplement is dated January 28, 1998.

                           COMPASS CAPITAL FUNDS/SM/
                                     PART C
                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

               (a)  Financial Statements:


                    (1) Incorporated by reference into Part A of the Registration Statement are the following tables:


                         (i) Audited Financial Highlights for the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, International Equity, International Small Cap Equity, International Emerging Markets, Select Equity, Index Equity, Balanced, Intermediate Government Bond, Intermediate Bond, Managed Income, Tax-Free Income, Pennsylvania Tax-Free Income, Government Income and Ohio Tax-Free Income Portfolios for the fiscal years or periods ended September 30, 1997, September 30, 1996, September 30, 1995,
                                September 30, 1994, September 30, 1993,
                                September 30, 1992, September 30, 1991 and
                                September 30, 1990.


                         (ii)   Audited Financial Highlights for the
                                International Bond, New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios for the fiscal years or periods ended September 30, 1997, September 30, 1996 and January 31, 1996, and for the fiscal years ended February 28, 1995, February 28, 1994, February 28, 1993
                                and February 29, 1992.


                         (iii) Audited Financial Highlights for the Low Duration Bond (formerly the Short Government
                                Bond) and Core Bond Portfolios for the fiscal years or periods ended September 30, 1997, September 30, 1996 and March 31, 1996, and for the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993.

                         (iv) Audited Financial Highlights for the Multi-Sector Mortgage Securities Portfolio III for the fiscal years or periods ended September 30, 1997, September 30, 1996, March 31, 1996 and
                                June 30, 1995.

                    (2) Incorporated by reference into Part B of the Registration Statement are the following audited financial statements:

                         (i) With respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, New Jersey Municipal Money Market and Virginia Municipal Money Market Portfolios:


                                   Report of Independent Accountants for the year ended September 30, 1997;


                                   Statements of Net Assets - September 30,
                                   1997;


                                   Statements of Operations for the year ended
                                   September 30, 1997;


                                   Statements of Changes in Net Assets for the years ended September 30, 1997 and 1996;

                                   Financial Highlights;

                                   Notes to Financial Statements.


                         (ii) With respect to the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Growth Equity, Select Equity, Index Equity, Small Cap Value Equity, International Equity, International Small Cap Equity, International Emerging Markets and Balanced Portfolios:


                                   Report of Independent Accountants for the year or period ended September 30, 1997;


                                   Statements of Net Assets - September 30,
                                   1997;

                                   Statements of Operations for the year or period ended September 30, 1997;


                                   Statements of Changes in Net Assets for the years or periods ended September 30, 1997 and 1996;

                                   Financial Highlights;

                                   Notes to Financial Statements.


                         (iii) With respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Intermediate Bond, Government Income, Low Duration Bond (formerly the Short Government
                                Bond), Core Bond, New Jersey Tax-Free Income and International Bond Portfolios:


                                   Report of Independent Accountants (Coopers &
                                   Lybrand L.L.P.) for the year ended September
                                   30, 1997;


                                   Schedules of Investments and Statements of Assets and Liabilities with respect to the International Bond and Tax-Free Income Portfolios - September 30, 1997;


                                   Statements of Net Assets (all Portfolios except International Bond and Tax-Free Income Portfolios)- September 30, 1997;


                                   Statements of Operations for the year ended
                                   September 30, 1997;


                                   Statement of Cash Flows with respect to the Government Income Portfolio for the year ended September 30, 1997;


                                   Statements of Changes in Net Assets for the years or periods ended September 30, 1997 and 1996 and for the periods ended March 31, 1996 for the Low Duration Bond (formerly the Short Government Bond) Portfolio and the Core Bond Portfolio and January 31, 1996 for the

                                   International Bond and New Jersey Tax-Free
                                   Income Portfolios;

                                   Financial highlights for all periods
                                   presented except for the periods ended June
                                   30, 1995 and prior periods for the Low
                                   Duration Bond (formerly the Short Government
                                   Bond) and Core Bond Portfolios;

                                   Notes to Financial Statements.

                         (iv) With respect to the Low Duration Bond Portfolio (formerly the Short Government Bond Portfolio) and Core Bond Portfolio:

                                   Report of Independent Accountants (Deloitte & Touche L.L.P.) for the fiscal year ended June 30, 1995 as it relates to the Statement of Changes in Net Assets for the year ended June 30, 1995 and the Financial Highlights for the years or periods ended June 30, 1995, 1994 and 1993.


                         (v) With respect to The Multi-Sector Mortgage Securities Portfolio III:


                                Report of Independent Accountants (Coopers &
                                Lybrand L.L.P.) for the year ended September 30, 1997;


                                   Schedule of Investments - September 30,
                                   1997;


                                   Statement of Assets and Liabilities -
                                   September 30, 1997;


                                   Statement of Operations for the year ended
                                   September 30, 1997;


                                   Statement of Changes in Net Assets for the year ended September 30, 1997 and the periods ended September 30, 1996 and March 31,
                                   1996;


                                   Financial highlights for all periods
                                   presented;

                                   Notes to Financial Statements.

                         (vi) With respect to The U.S. Large Company Series of The DFA Investment Trust Company:


                                   Report of Independent Accountants (Coopers &
                                   Lybrand L.L.P.) for the fiscal year ended
                                   November 30, 1996;


                                   Statement of Net Assets - November 30, 1996;



                                   Statement of Operations for the year ended
                                   November 30, 1996;


                                   Statement of Changes in Net Assets for the year ended November 30, 1996;

                                   Financial Highlights;

                                   Notes to Financial Statements.


                    (3) Incorporated by reference into Part B of the Registration Statement are the following unaudited financial statements:

                         (i) With respect to The U.S. Large Company Series of The DFA Investment Trust Company:


                                   Statements of Net Assets - September 30,
                                   1997;


                                   Statements of Operations for the ten months ended September 30, 1997;


                                   Statements of Changes in Net Assets for the ten months ended September 30, 1997;

                                   Financial Highlights;

                                   Notes to Financial Statements.

               (b)  Exhibits:


                    (1)  (a)    Declaration of Trust of the Registrant dated
                                December 22, 1988.

                         (b) Amendment No. 1 to Declaration of Trust dated May 4, 1989.

                         (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993.

                         (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to
                               Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996
                               ("Post-Effective Amendment No. 23").


                         (e) Amendment No. 4 to the Declaration of Trust dated December 23, 1997.

                    (2)        Registrant's Code of Regulations.

                    (3)        None.


                    (4) Sections V, VIII and IX of Registrant's Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit 1(a) filed herewith; Article II of Registrant's Code of Regulations is incorporated herein by reference to Exhibit 2 filed herewith.

                    (5)  (a)   Investment Advisory Agreement between Registrant
                               and PNC Asset Management Group, Inc. relating to all Portfolios except the Multi-Sector Mortgage
                               Securities Portfolio III and Index Equity
                               Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-
                               1A filed on May 30, 1996.

                         (b) Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                         (c) Addendum No. 1 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Mid-Cap Value Equity and

                               Mid-Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.


                         (d) Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Non-Dollar Portfolio I and BlackRock Non-Dollar Portfolio II is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed on December 18, 1996.

                         (e) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.




                         (f) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                         (g) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Large Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                         (h) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors

                               Company with respect to the Large Cap Growth
                               Equity and Small Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit
                               (5)(c) of Post-Effective Amendment No. 21 to
                               Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                         (i) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                         (j) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                         (k) Sub-Advisory Agreement among PNC Asset Management Group, Inc., Provident Capital Management, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                         (l) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Mid-Cap Value Equity Portfolio is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                         (m) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Mid-Cap Growth Equity Portfolio is incorporated herein by reference to
                               Exhibit 5(l) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                         (n) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                         (o) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.


                         (p) Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Micro-Cap Equity Portfolio, GNMA Portfolio, Delaware Tax-Free Income Portfolio and Kentucky Tax-Free Income Portfolio.

                         (q) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Micro-Cap Equity Portfolio.





                    (6)  (a)   Distribution Agreement between Registrant and
                               Provident Distributors, Inc. dated January 31,
                               1994.

                         (b) Form of Appendix A to Distribution Agreement between Registrant and Compass Distributors, Inc.


                         (c) Amendment No. 2 to the Distribution Agreement between Registrant and Provident Distributors, Inc. dated October 18, 1994.

                         (d) Amendment No. 3 to the Distribution Agreement between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (7)        None.

                    (8)  (a)   Custodian Agreement dated October 4, 1989 between
                               Registrant and PNC Bank, National
                               Association.


                         (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National
                               Association.


                         (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank, National Association with respect to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios.

                         (d) Form of Appendix B to Custodian Agreement between Registrant and PNC Bank, National Association.

                         (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit
                               (8)(e) of Post-Effective Amendment No. 10 to
                               Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                         (f) Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992.


                         (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18,
                               1995.


                         (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank,

                               National Association dated November 21, 1989 is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.





                         (i) Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28,
                               1997.

                         (j) Letter Agreement between Registrant and PNC Bank, National Association relating to custodian services with respect to the Tax-Free Income Portfolio is incorporated herein by reference to
                               Exhibit 8(d) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                         (k) Letter Agreement between Registrant and PNC Bank, National Association relating to custodian services with respect to the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                         (l) Letter Agreement dated March 1, 1993 between Registrant and PNC Bank, National Association relating to custodian services with respect to the North Carolina Municipal Money Market, Short-Term Bond, Intermediate-Term Bond, Small Cap Growth Equity and Core Equity Portfolios is incorporated herein by reference to Exhibit
                               (8)(h) of Post-Effective Amendment No. 10 to
                               Registrant's Registration Statement on Form N-1A filed on November 10, 1993.




                    (9)  (a)   Form of Amended and Restated Administration
                               Agreement among Registrant, Compass Distributors,
                               Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 9(d) of Post-Effective Amendment No.
                               27 to Registrant's Registration Statement on Form
                               N-1A filed on January 28, 1997.


                         (b) Forms of Appendix A and Appendix B to Amended and Restated Administration Agreement between Registrant, Compass Distributors, Inc. and PFPC Inc.


                         (c) Form of Co-Administration Agreement between Registrant and BlackRock, Inc.

                         (d) Form of Appendix A to Co-Administration Agreement between Registrant and BlackRock, Inc. is incorporated herein by reference to Exhibit 9(c) hereof.

                         (e) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc.





                         (f) Amendment No. 1 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Tax-Free Income
                               Portfolio.


                         (g) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity
                               Portfolios.


                         (h) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios.

                         (i) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to Series B Investor Shares of the Money Market, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Intermediate-Term Bond, Small Cap Growth Equity, Core Equity, International Fixed

                               Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios.

                         (j) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC Inc.

                         (k) License Agreement dated as of December 1, 1995 between the Registrant and Compass Capital Group, Inc. is incorporated herein by reference to
                               Exhibit 9(q) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.


                    (10)       Opinion and Consent of Counsel.

                    (11)       Consent of Coopers & Lybrand L.L.P.

                    (12)       None.

                    (13) (a) Purchase Agreement between Registrant and Shearson Lehman Hutton Inc. ("Shearson") relating to Classes A-1, B-1, C-1, D-2, E-2, F-2 and G-2 is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                         (b) Purchase Agreement between Registrant and Shearson relating to shares of Class H-2 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 30, 1990.

                         (c) Purchase Agreement between Registrant and Shearson relating to shares of Class I-1, Class I-2, Class J-1, Class J-2, Class K-2, Class L-2, Class M-2, Class N-2, Class O-2 and Class P-2 is incorporated herein by reference to Exhibit 13(c) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 13, 1991.

                         (d) Purchase Agreement between Registrant and Shearson relating to shares of Class D-1, Class E-1, Class F-1, Class G-1, Class H-1, Class K-1, Class L-1, Class M-1, Class N-1, Class O-1, Class P-1, Class A-2, Class B-2,

                               Class C-2, Class I-2, Class J-2, Class A-3, Class B-3, Class C-3, Class D-3, Class E-3, Class F-3, Class G-3, Class H-3, Class I-3, Class J-3, Class K-3, Class L-3, Class M-3, Class N-3, Class O-3 and Class P-3 is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                         (e) Purchase Agreement between the Registrant and Pennsylvania Merchant Group Ltd relating to shares of Class Q-1, Class Q-2, Class Q-3, Class R-1, Class R-2, Class R-3, Class S-1, Class S-2, Class S-3, Class T-1, Class T-2, Class T-3, Class U-1, Class U-2 and Class U-3 is incorporated herein by reference to Exhibit (13)(e) of Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A as filed on November 10, 1993.


                         (f) Purchase Agreement dated September 30, 1994 between the Registrant and Provident Distributors, Inc. relating to shares of Class A-4, Class D-4, Class E-4, Class F-4, Class G-4, Class H-4, Class K-4, Class L-4, Class M-4, Class N-4, Class O-4, Class P-4, Class R-4, Class S-4, Class T-4, Class U-4, Class W-4, Class X-4, Class Y-4.


                         (g) Purchase Agreement dated February 1, 1994 between the Registrant and Provident Distributors, Inc. relating to shares of Class V-1, Class V-2, Class V-3, Class W-1, Class W-2, Class W-3, Class X-1, Class X-2, Class X-3, Class Y-1, Class Y-2 and Class Y-3.


                         (h) Purchase Agreement dated August 1, 1995 between Registrant and Provident Distributors, Inc. relating to shares of Class Z-1, Class Z-2 and Class Z-3.

                         (i) Purchase Agreement between Registrant and Provident Distributors, Inc. relating to shares of Class AA-1, Class AA-2, Class AA-3, Class AA-4 and Class AA-5; Class BB-1, Class BB-2, Class BB-3, Class BB-4 and Class BB-5; Class CC-3; Class A-5, Class B-4, Class B-5, Class C-4, Class C-5, Class I-4, Class I-5, Class J-4, Class J-5, Class Q-4, Class Q-5, Class V-4, Class V-5, Class Z-4 and Class Z-5; Class X-1 and Class X-3;

                               and Class D-5, E-5, F-5, G-5, H-5, K-5, L-5, M-5,
                               N-5, O-5, P-5, R-5, S-5, T-5, U-5, W-5, X-5 and
                               Y-5 is incorporated by reference to Exhibit 13(i) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed on October 18, 1996.

                         (j) Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class DD-1, Class DD-2, Class DD-3, Class DD-4 and DD-5; and Class EE-1, Class EE-2, Class EE-3, Class EE-4 and Class EE-5 is incorporated herein by reference to Exhibit 13(j) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                         (k) Form of Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class R-6, Class BB-6, Class FF-3 and Class GG-3 is incorporated herein by reference to Exhibit 13(k) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                         (l) Form of Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class HH-1, Class HH-2, Class HH-3, Class HH-4 and Class HH-5 is incorporated herein by reference to Exhibit 13(l) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

                         (m) Form of Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class II-1, Class II-2, Class II-3, Class II-4 and Class II-5.


                         (n) Form of Purchase Agreement between Registrant and Compass Distributors, Inc. relating to Shares of Class S-6.

                    (14)       None.

                    (15) (a) Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional and BlackRock Shares is incorporated herein by reference to Exhibit (15) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.


                         (b) Form of Appendix A to Amended and Restated Distribution and Service Plan.

                    (16) Schedules for computation of performance quotations are incorporated herein by reference to Exhibit (16) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed on February 5, 1992.


                    (17)       Financial Data Schedules are filed herewith.

                    (18) Plan Pursuant to 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit (18) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.


                    (24) (a) Registrant's Annual Reports for the Money Market, Equity and Bond Portfolios, each dated September 30, 1997, are incorporated herein by reference to Registrant's filings including such Annual Reports filed on December 5, 1997 with respect to the Money Market Portfolios (Accession No. 0000935069-97-000209), and December 9, 1997 with respect to the Equity and Bond Portfolios
                               (Accession Nos. 0000935069-97-000210 and
                               0000935069-97-000211).


                         (b) Registrant's Annual Report for the Multi-Sector Mortgage Securities Portfolio III, dated September 30, 1997, is incorporated herein by reference to Registrant's filing including such Annual Report filed on November 26, 1997 (Accession No. 0000930413-97-000628).


                         (c) Annual Report for The DFA Investment Trust Company ("DFA") (File No. 811-7436) dated November 30, 1996 with respect to the U.S. Large Company Series is incorporated herein by reference to DFA's filing including such Annual Report and filed on February 4, 1997 (Accession No. 0000950116-97-000186).

                    (99) (a) Power of Attorney of David R. Wilmerding dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                         (b) Power of Attorney of William O. Albertini dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                         (c) Power of Attorney of Raymond J. Clark dated March 5, 1996 appointing David R. Wilmerding, Raymond
                               J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                         (d) Power of Attorney of Robert M. Hernandez dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                         (e) Power of Attorney of Anthony M. Santomero dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

Item 25.  Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 26.  Number of Holders of Securities

          With regard to the classes of shares of the Registrant, the following information is as of December 31, 1997:


Portfolio                              Institutional    Service    Investor A    Investor B    Investor C
---------                              -------------    -------    ----------    ----------    ----------
Money Market                                 18           708         832            30             1

US Treasury Money Market                      3           200          84             1             1

Municipal Money Market                        2            63           8             1             2

Ohio Municipal Money Market                   8             3           4             1             1

Pennsylvania Municipal Money Market          24            44          46             1             1

North Carolina Municipal                     13             5           8             1             1
 Money Market

New Jersey Municipal Money Market             9           113          21             1             1

Virginia Municipal Money Market              10             2           3             0             0

Managed Income                               29            11         259            65             0

Tax-Free Income                              10           121         139            54             2

Ohio Tax-Free Income                          3             2          27            21             0

Pennsylvania Tax-Free Income                  1           116         337           415             1

New Jersey Tax-Free Income                    0         1,506          18            24             1

Low Duration Bond                            28           953          62             5             2

Low Duration Bond/BlackRock Class             8           N/A         N/A           N/A           N/A

Intermediate Bond                             8           442          44             0             0

Core Bond                                    37         1,516          39           532             9

Core Bond/BlackRock Class                     7           N/A         N/A           N/A           N/A

Intermediate Government                      13             3         152             4             1

Government Income                             0             0          72           926             9

International Bond                            6            92          62            92            36

International Emerging Markets               16            15         170           416             4

Large Cap Growth Equity                      35           603         583         1,015             5

Index Equity                                 22           161         725         2,434           629

Small Cap Value Equity                       56            13         814         1,639            71

International Equity                         30           551         608         1,176             7

International Small Cap Equity                6             6          21           125             4

Balanced                                     14           123       1,674         2,601             5

Portfolio                              Institutional    Service    Investor A    Investor B    Investor C
---------                              -------------    -------    ----------    ----------    ----------
Large Cap Value Equity                       21         4,091         768         2,593             6

Small Cap Growth Equity                     162           437       1,350         4,354           384

Select Equity                                32             9         264         2,713            14

Mid-Cap Value Equity                         10            14          60           844             6

Mid-Cap Growth Equity                        14             6          39           616            14

Multi-Sector Mortgage                         2           N/A         N/A           N/A           N/A
  Securities III

BlackRock Strategic I                        12           N/A         N/A           N/A           N/A

BlackRock Strategic II                        0           N/A         N/A           N/A           N/A


Item 27.       Indemnification


          Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 7 of the Distribution Agreement incorporated by reference herein as Exhibit (6)(a). Indemnification of PFPC Inc. and BlackRock Distributors, Inc. in their capacity as co-administrators is provided for in Section 7 of the Amended and Restated Administration Agreement incorporated by reference herein as Exhibit 9(a). Indemnification of Registrant's Custodian and Transfer Agent is provided for, respectively, in
Section 22 of the Custodian Agreement incorporated by reference herein as
Exhibit 8(a) and Section 17 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 9(e). Indemnification of BlackRock, Inc. in its capacity as co-administrator as provided for in Section 7 of the Co-Administration Agreement incorporated by reference herein as Exhibit 9(c). Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

          Indemnification of Trustees, Officers, Representatives and Employees.
          --------------------------------------------------------------------
    The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter
                                               ------
    as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties,

    provided that as to any matter disposed of by a compromise payment by such
    --------
    person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any
                                       --------
    right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person
                                            --------
    shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

          The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Section 9.6 of the Registrant's Declaration of Trust, filed herein as
Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

          Indemnification of Shareholders.  In case any Shareholder or former
          -------------------------------
    Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 28.  Business and Other Connections of Investment Advisers


          (a) BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) is an indirect wholly-owned subsidiary for PNC Bank Corp. BlackRock, Inc. was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 28 of officers and directors of BlackRock, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

          (b) PNC Institutional Management Corporation ("PIMC") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of PIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

          (c) Provident Capital Management, Inc. ("PCM") is an indirect wholly-owned subsidiary of PNC Bank Corp. PCM currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of PMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-1438).

          (d) BlackRock Financial Management, Inc. ("BlackRock") is an indirect wholly-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

          (e) PNC Equity Advisors Company ("PEAC") is an indirect wholly-owned subsidiary of PNC Bank Corp. PEAC currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of PEAC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PEAC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47711).

          (f) CastleInternational Asset Management Limited ("CastleInternational") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of CastleInternational, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by CastleInternational pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 29.  Principal Underwriter

          (a)   Not applicable.


          (b) The information required by this Item 29 with respect to each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is incorporated by reference to Schedule A of FORM BD filed by BlackRock Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8-48775).

          (c)  Not applicable.

Item 30.  Location of Accounts and Records

               (1) PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19102 (records relating to its functions as custodian).

               (2) Provident Capital Management, Inc., 30 South 17th Street, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment sub-adviser).


               (3) BlackRock Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 (records relating to its functions as distributor and co-administrator).


               (4) BlackRock, Inc., 1600 Market Street, 29th Floor, Philadelphia, PA 19103 (records relating to its functions as investment adviser and co-administrator).

               (5) PNC Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

               (6) BlackRock Financial Management, Inc., 345 Park Avenue, New York, New York 10154 (records relating to its functions as investment adviser and sub-adviser).

               (7) PNC Equity Advisors Company, 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment sub-adviser).

               (8) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent and dividend disbursing agent).

               (9) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

              (10) State Street Bank and Trust Company, P.O. Box 1631, Boston, Massachusetts (records relating to its function as sub-custodian).

              (11) Barclays Bank PLC, 75 Wall Street, New York, New York 10265 (records relating to its function as sub-custodian).




              (12) CastleInternational Asset Management Limited, 7 Castle Street, Edinburgh, Scotland, EH2 3AH (records relating to its functions as investment sub-adviser).

              (13) Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

              (14) PNC Bank Corp., 1600 Market Street, 28th Floor, Philadelphia, PA 19103 (Registrant's declaration of trust, code of regulations and minute books).

Item 31.  Management Services

          None.

Item 32.  Undertakings

     (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

     (b) (1) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 30 to Registrant's 1933 Act Registration Statement relating to shares of the International Small Cap Equity Portfolio or the initial public offering thereof, whichever is later.

          (2) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 33 to Registrant's 1933 Act Registration Statement relating to shares of the Micro-Cap Equity Portfolio and BlackRock Shares of the Intermediate Bond Portfolio, or the initial public offering thereof, whichever is later.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 33 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 27th day of January, 1998.

                                          COMPASS CAPITAL FUNDS/SM/
                                          Registrant


                                                     Raymond J. Clark
                                          By___________________________________
                                                     Raymond J. Clark,
                                                  President and Treasurer
                                               (Principal Executive Officer)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

             SIGNATURE                           TITLE                    DATE
             ---------                           -----                    ----


      /s/ Raymond J. Clark           Trustee, President and         January 27, 1998
____________________________________ Treasurer
         (Raymond J. Clark)



  /s/ David R. Wilmerding, Jr.       Chairman of the Board          January 27, 1998
____________________________________
     (David R. Wilmerding, Jr.)


    /s/ Anthony M. Santomero         Vice-Chairman of the Board     January 27, 1998
____________________________________
       (Anthony M. Santomero)


    /s/ William O. Albertini         Trustee                        January 27, 1998
____________________________________
       (William O. Albertini)


     /s/ Robert M. Hernandez         Trustee                        January 27, 1998
____________________________________
       (Robert M. Hernandez)

                                  SIGNATURES


          As it relates to the Index Equity Portfolio only, The DFA Investment Trust Company consents to the filing of this Amendment to the Registration Statement of Compass Capital Funds which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and the State of California on this 27th day of January, 1998.

                                                THE DFA INVESTMENT TRUST COMPANY


                                                *  David G. Booth
                                                --------------------------------
                                                David G. Booth
                                                President and Chairman-Chief
                                                Executive Officer

          The undersigned Trustees and Principal Officers of The DFA Investment Trust Company consent to the filing of this Amendment to the Registration Statement of Compass Capital Funds as it relates to the Index Equity Portfolio only, on the dates indicated.

Signature                               Title            Date
---------                               -----            ----
* David G. Booth              President, Chairman -      January 27, 1998
----------------------------  Chief Executive Officer
David G. Booth                and Trustee

* Rex A. Sinquefield          Chairman - Chief           January 27, 1998
----------------------------  Investment Officer
Rex A. Sinquefield            and Trustee

* George M. Constantinides                               January 27, 1998
----------------------------  Trustee
George M. Constantinides

* John P. Gould               Trustee                    January 27, 1998
----------------------------
John P. Gould

* Roger G. Ibbotson           Trustee                    January 27, 1998
----------------------------
Roger G. Ibbotson

* Merton H. Miller            Trustee                    January 27, 1998
----------------------------
Merton H. Miller

* Myron S. Scholes            Trustee                    January 27, 1998
----------------------------
Myron S. Scholes

* Michael T. Scardina         Vice President, Chief      January 27, 1998
----------------------------
Michael T. Scardina           Financial Officer,
                              Controller and Treasurer

*By: /s/ Irene R. Diamant
     --------------------
     Irene R. Diamant
     Attorney-in-fact

                       THE DFA INVESTMENT TRUST COMPANY

                               POWER OF ATTORNEY
                               -----------------


          The undersigned officers and trustees of THE DFA INVESTMENT TRUST COMPANY (the "Fund") hereby appoint DAVID G. BOOTH, REX A. SINQUEFIELD, MICHAEL
T. SCARDINA, IRENE R. DIAMANT, CATHERINE L. NEWELL and STEPHEN W. KLINE, ESQUIRE (with full power to any of them to act) as attorney-in-fact and agent, in all capacities, to execute, and to file any of the documents referred to below relating to a Registration Statement under the Securities Act of 1933 and/or the Investment Company Act of 1940, including any and all amendments thereto, covering the registration of any registered investment company for which any Series of the Fund serves as a master fund in a master fund-feeder fund structure, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

          The undersigned officers and trustees hereby execute this Power of Attorney as of the 18th day of July, 1997.


/s/ David G. Booth                         /s/ Rex A. Sinquefield
--------------------------------------   -------------------------------------
David G. Booth,                          Rex A. Sinquefield, Chairman-Chief
Chairman-Chief Executive                 Investment Officer and Trustee
Officer, President and Trustee

/s/ George M. Constantinides               /s/ John P. Gould
--------------------------------------   -------------------------------------
George M. Constantinides                 John P. Gould, Trustee
Trustee

/s/ Roger G. Ibbotson                      /s/ Merton H. Miller
--------------------------------------   -------------------------------------
Roger G. Ibbotson, Trustee               Merton H. Miller, Trustee


/s/ Myron S. Scholes                       /s/ Michael T. Scardina
--------------------------------------   -------------------------------------
Myron S. Scholes, Trustee                Michael T. Scardina, Chief Financial
                                         Officer, Treasurer and Vice President

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.    Description
-----------    -----------
1(a)           Declaration of Trust.

1(b)           Amendment No. 1 to the Declaration of Trust.

1(c)           Amendment No. 2 to the Declaration of Trust.

1(e)           Amendment No. 4 to the Declaration of Trust.

2              Code of Regulations.

5(p)           Form of Addendum No. 3 to Investment Advisory
               Agreement between Registrant and PNC Asset
               Management Group, Inc. with respect to the Micro-Cap Equity, GNMA, Kentucky Tax-Free
               Income and Delaware Tax-Free Income Portfolios.

5(q)           Form of Sub-Advisory Agreement between PNC
               Asset Management Group, Inc. and PNC Equity
               Advisors Company with respect to the Micro-Cap
               Equity Portfolio.

6(a) Distribution Agreement dated January 31, 1994 between Registrant and Compass Distributors, Inc.

6(b)           Form of Appendix A to the Distribution
               Agreement between Registrant and Compass
               Distributors, Inc.

6(c)           Amendment No. 2 to the Distribution Agreement.

8(a)           Custodian Agreement dated October 4, 1989 between Registrant and
               PNC Bank, National Association.

8(b)           Amendment No. 1 to the Custodian Agreement.

8(c)           Amendment No. 2 to the Custodian Agreement.

8(d) Form of Appendix B to the Custodian Agreement between Registrant and PNC Bank,
               National Association.



Exhibit No.    Description
-----------    -----------
8(f)           Global Custody Agreement dated October 28, 1992 between Barclays
               Bank PLC and PNC Bank, National Association.

9(b)           Forms of Appendix A and Appendix B to the
               Amended and Restated Administration Agreement among Registrant, Compass Distributors, Inc. and
               PFPC Inc.

9(c)           Form of Co-Administration Agreement between Registrant and
               BlackRock, Inc.

9(e)           Transfer Agency Agreement dated October 4, 1989 between
               Registrant and PFPC Inc.

9(f)           Amendment No. 1 to the Transfer Agency Agreement.

9(g)           Amendment No. 2 to the Transfer Agency Agreement.

9(h)           Amendment No. 3 to the Transfer Agency Agreement.

9(i)           Amendment No. 4 to the Transfer Agency Agreement.

9(j)           Form of Appendix C to the Transfer Agency Agreement between
               Registrant and PFPC Inc.

10             Opinion and Consent of Counsel.

11             Consent of Coopers & Lybrand L.L.P.

13(f)          Purchase Agreement dated September 30, 1994 between the
               Registrant and Provident Distributors, Inc. relating to shares of Class A-4, Class D-4, Class E-4, Class F-4, Class G-4, Class H-4,
               Class K-4, Class L-4, Class M-4, Class N-4, Class O-4, Class P-4,
               Class R-4, Class S-4, Class T-4, Class U-4, Class W-4, Class X-4,
               Class Y-4.

13(g) Purchase Agreement dated February 1, 1994 between the Registrant and Provident Distributors, Inc. relating to shares of Class V-1, Class V-2, Class V-3, Class W-1, Class W-2, Class W-3, Class X-1,
               Class X-2, Class X-3, Class Y-1, Class Y-2 and Class Y-3.



Exhibit No.    Description
-----------    -----------
13(h)          Purchase Agreement dated August 1, 1995 between Registrant and
               Provident Distributors, Inc. relating to shares of Class Z-1,
               Class Z-2 and Class Z-3.

13(m) Form of Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class II-1, Class II-2, Class II-3, Class II-4 and
               II-5.

13(n)          Form of Purchase Agreement between Registrant and Compass
               Distributors, Inc. relating to shares of Class S-6.

15(b)          Form of Appendix A to Amended and Restated
               Distribution and Service Plan.

27             Financial Data Schedules.